Brighthouse Funds Trust II
Schedule of Investments
September 30, 2024

Brighthouse Funds Trust II
Table of Contents

Glossary of Abbreviations	BHFTII-2
Schedule of Investments as of September 30, 2024
Baillie Gifford International Stock Portfolio	BHFTII-3
BlackRock Bond Income Portfolio	BHFTII-7
BlackRock Capital Appreciation Portfolio	BHFTII-55
BlackRock Ultra-Short Term Bond Portfolio	BHFTII-57
Brighthouse Asset Allocation 20 Portfolio	BHFTII-60
Brighthouse Asset Allocation 40 Portfolio	BHFTII-63
Brighthouse Asset Allocation 60 Portfolio	BHFTII-66
Brighthouse Asset Allocation 80 Portfolio	BHFTII-69
Brighthouse/Artisan Mid Cap Value Portfolio	BHFTII-72
Brighthouse/Dimensional International Small Company Portfolio	BHFTII-76
Brighthouse/Wellington Balanced Portfolio	BHFTII-112
Brighthouse/Wellington Core Equity Opportunities Portfolio	BHFTII-136
Frontier Mid Cap Growth Portfolio	BHFTII-139
Jennison Growth Portfolio	BHFTII-143
Loomis Sayles Small Cap Core Portfolio	BHFTII-146
Loomis Sayles Small Cap Growth Portfolio	BHFTII-151
MetLife Aggregate Bond Index Portfolio	BHFTII-154
MetLife Mid Cap Stock Index Portfolio	BHFTII-173
MetLife MSCI EAFE Index Portfolio	BHFTII-181
MetLife Russell 2000 Index Portfolio	BHFTII-191
MetLife Stock Index Portfolio	BHFTII-212
MFS® Total Return Portfolio	BHFTII-221
MFS® Value Portfolio	BHFTII-234
Neuberger Berman Genesis Portfolio	BHFTII-238
T. Rowe Price Large Cap Growth Portfolio	BHFTII-241
T. Rowe Price Small Cap Growth Portfolio	BHFTII-247
VanEck Global Natural Resources Portfolio	BHFTII-254
Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-257
Western Asset Management U.S. Government Portfolio	BHFTII-282
Notes to the Schedule of Investments	BHFTII-291
Not all Portfolios are available under every product.
Refer to your prospectus for information on the Portfolios that are available.
MSCI sponsors the MSCI EAFE® Index, Bloomberg sponsors the Bloomberg U.S. Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and FTSE Russell sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Brighthouse Funds Trust II (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Brighthouse Funds Trust II Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with the Fund.

Brighthouse Funds Trust II
Glossary of Abbreviations

Counterparties

(ANZ)	— Australia & New Zealand Banking Corp.
(BBP)	— Barclays Bank PLC
(BNP)	— BNP Paribas SA
(BOA)	— Bank of America NA
(CBNA)	— Citibank NA
(CSI)	— Credit Suisse International
(DBAG)	— Deutsche Bank AG
(GSBU)	— Goldman Sachs Bank USA
(GSC)	— Goldman Sachs & Co.
(GSI)	— Goldman Sachs International
(HSBC)	— HSBC Bank PLC
(HSBCU)	— HSBC Bank USA
(JPMC)	— JPMorgan Chase Bank NA
(MSC)	— Morgan Stanley & Co.
(MSCS)	— Morgan Stanley Capital Services LLC
(MSIP)	— Morgan Stanley & Co. International PLC
(NIP)	— Nomura International PLC
(NWM)	— NatWest Markets PLC
(RBC)	— Royal Bank of Canada
(SCB)	— Standard Chartered Bank
(SG)	— Societe Generale Paris
(SSBT)	— State Street Bank and Trust Co.
(TDB)	— Toronto Dominion Bank
(UBSA)	— UBS AG
Currencies

(AUD)	— Australian Dollar
(BRL)	— Brazilian Real
(CAD)	— Canadian Dollar
(CHF)	— Swiss Franc
(CLP)	— Chilean Peso
(CNH)	— Chinese Renminbi
(CNY)	— Chinese Yuan
(COP)	— Colombian Peso
(CZK)	— Czech Koruna
(DOP)	— Dominican Peso
(EUR)	— Euro
(GBP)	— British Pound
(HUF)	— Hungarian Forint
(IDR)	— Indonesian Rupiah
(INR)	— Indian Rupee
(JMD)	— Jamaica Dollar
(JPY)	— Japanese Yen
(KRW)	— South Korean Won
(MXN)	— Peso
(NOK)	— Norwegian Krone
(PEN)	— Peruvian Nuevo Sol
(PLN)	— Polish Zloty
(SEK)	— Swedish Krona
(SGD)	— Singapore Dollar
(THB)	— Thai Baht
(TRY)	— Turkish Lira
(TWD)	— Taiwanese New Dollar
(USD)	— United States Dollar
(UYU)	— Uruguay Peso
(ZAR)	— South African Rand
Index Abbreviations

(CAMARA)	— Chilean Average Chamber Index
(CDI)	— Brazil Interbank Deposit Rate
(CDX.NA.HY)	— Markit North America High Yield CDS Index
(CDX.NA.IG)	— Markit North America Investment Grade CDS Index
(CMBX.NA.AAA)	— Markit North America AAA Rated CMBS Index
(CMBX.NA.BBB-)	— Markit North America BBB- Rated CMBS Index
(COP-IBR)	— Colombian Peso Overnight Interbank Rate
(CPI)	— Consumer Price Index
(CPURNSA)	— U.S. Consumer Price for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)	— Euro Interbank Offered Rate
(H15)	— U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR)	— Markit iTraxx Europe CDS Index
(ITRX.EUR.XOVER)	— Markit iTraxx Europe Crossover CDS Index
(ITRX.FINSR)	— Markit iTraxx Europe Senior Financial CDS Index
(JIBAR)	— Johannnesberg Interbank Average Rate
(MTA)	— Monthly Treasury Average Index
(OBFR)	— U.S. Overnight Bank Funding Rate
(PRIBOR)	— Prague Interbank Offered Rate
(PRIME)	— U.S. Federal Reserve Prime Rate
(RFUCCT)	— Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)	— Secured Overnight Financing Rate
(SOFR30A)	— Secured Overnight Financing Rate 30-Day Average
(SOFR90A)	— Secured Overnight Financing Rate 90-Day Average
(SONIA)	— Sterling Overnight Interbank Average Rate
(TIIE)	— Mexican Interbank Equilibrium Interest Rate
(TSFR)	— Term Secured Overnight Financing Rate
(UKG)	— U.K. Government Bond
(UKRPI)	— United Kingdom Retail Price Index
(UST)	— U.S. Treasury Bill Rate
(WIBOR)	— Warsaw Interbank Offered Rate
Other Abbreviations

(ACES)	— Alternative Credit Enhancement Securities
(ADR)	— American Depositary Receipt
(AMBAC)	— American Municipal Bond Assurance Corporation
(ARM)	— Adjustable-Rate Mortgage
(CDO)	— Collateralized Debt Obligation
(CDS)	— Credit Default Swap
(CLO)	— Collateralized Loan Obligation
(CMS)	— Constant Maturity Swap
(DAC)	— Designated Activity Company
(ETF)	— Exchange-Traded Fund
(ICE)	— Intercontinental Exchange, Inc.
(IG)	— Investment Grade
(IRS)	— Interest Rate Swap
(REIT)	— Real Estate Investment Trust
(REMICS)	— Real Estate Mortgage Investment Conduit
(STACR)	— Structured Agency Credit Risk
BHFTII-2

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Australia — 2.0%
Rio Tinto PLC	431,684	$30,593,812
Brazil — 4.7%
MercadoLibre, Inc. (a)	34,973	71,763,197
Canada — 4.4%
Constellation Software, Inc.	9,128	29,696,625
Lumine Group, Inc. (a) (b)	523,922	12,241,440
Shopify, Inc. - Class A (a)	193,988	15,546,198
Stella-Jones, Inc.	152,179	9,990,738
		67,475,001
China — 7.2%
Kweichow Moutai Co. Ltd. - Class A	49,400	12,071,433
Meituan - Class B (a)	515,970	10,981,840
Ping An Insurance Group Co. of China Ltd. - Class H	1,621,000	10,292,294
Silergy Corp.	656,000	9,771,239
Tencent Holdings Ltd.	857,200	47,997,101
Tencent Music Entertainment Group (ADR)	1,578,999	19,026,938
		110,140,845
Denmark — 5.1%
Ambu AS - Class B (a)	390,306	7,644,451
Demant AS (a)	302,516	11,823,191
DSV AS	146,676	30,437,875
Novonesis (Novozymes) B - B Shares	374,102	26,938,829
		76,844,346
Finland — 0.9%
Kone OYJ - Class B	233,786	13,985,414
France — 6.5%
Danone SA	397,612	28,952,757
Dassault Systemes SE	484,431	19,224,468
Edenred SE	469,578	17,813,303
LVMH Moet Hennessy Louis Vuitton SE	15,710	12,065,505
Nexans SA	79,372	11,636,717
Sartorius Stedim Biotech	40,964	8,573,721
		98,266,471
Germany — 8.8%
BioNTech SE (ADR) (a)	71,132	8,448,348
Deutsche Boerse AG	136,690	32,054,094
Rational AG	19,382	19,754,625
SAP SE	171,851	39,037,878
Scout24 SE	402,460	34,616,852
		133,911,797
Hong Kong — 1.5%
AIA Group Ltd.	2,570,600	22,731,301
India — 4.7%
HDFC Bank Ltd.	1,295,136	26,806,887
ICICI Lombard General Insurance Co. Ltd.	697,134	18,031,170
Reliance Industries Ltd.	769,744	27,214,206
		72,052,263
Security Description	Shares	Value
Ireland — 2.1%
Kingspan Group PLC	337,968	$31,813,536
Italy — 4.7%
FinecoBank Banca Fineco SpA	1,383,402	23,720,628
Ryanair Holdings PLC (ADR) (b)	729,738	32,969,540
Technoprobe SpA (a)	946,952	6,661,441
Wizz Air Holdings PLC (a)	391,986	7,615,345
		70,966,954
Japan — 12.4%
FANUC Corp.	326,500	9,542,502
Keyence Corp.	30,700	14,694,609
Money Forward, Inc. (a)	174,900	7,154,610
MonotaRO Co. Ltd.	957,700	15,938,885
NIDEC Corp.	374,800	7,878,812
Nihon M&A Center Holdings, Inc. (b)	3,053,000	13,961,791
Nintendo Co. Ltd.	279,100	14,880,566
Olympus Corp.	878,000	16,664,075
Recruit Holdings Co. Ltd.	284,400	17,322,576
Shimano, Inc.	81,900	15,527,141
Shiseido Co. Ltd.	373,900	10,134,467
SMC Corp.	31,400	13,972,290
Sony Group Corp.	1,566,000	30,413,968
		188,086,292
Kazakhstan — 0.8%
Kaspi.KZ JSC (ADR)	116,932	12,393,623
Netherlands — 6.9%
Adyen NV (a)	15,730	24,635,558
ASML Holding NV	27,774	23,153,774
EXOR NV	152,044	16,295,590
IMCD NV	128,045	22,261,482
Topicus.com, Inc.	191,887	18,106,857
		104,453,261
Norway — 0.2%
Aker Carbon Capture ASA (a)	5,700,642	3,436,050
Panama — 0.6%
Copa Holdings SA - Class A	105,248	9,876,472
Russia — 0.0%
GMK Norilskiy Nickel PAO (a) (c) (d)	3,921,000	0
MMC Norilsk Nickel PJSC (ADR) (a) (c) (d)	7	0
		0
Singapore — 1.0%
Sea Ltd. (ADR) (a)	158,240	14,918,867
South Africa — 1.3%
Discovery Ltd. (b)	1,956,318	19,480,443
South Korea — 3.4%
Coupang, Inc. (a)	661,472	16,239,138
BHFTII-3

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Securities Lending Reinvestments (e)—1.2%
Security Description	Shares/ Principal Amount*	Value
South Korea — (Continued)
Samsung Electronics Co. Ltd.	740,730	$35,107,158
		51,346,296
Spain — 1.5%
Amadeus IT Group SA	312,859	22,581,560
Sweden — 2.6%
Atlas Copco AB - B Shares	1,863,905	31,902,809
MIPS AB	145,383	7,764,394
		39,667,203
Switzerland — 1.2%
Cie Financiere Richemont SA - Class A	113,918	18,060,820
Taiwan — 4.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,257,000	68,905,489
United Kingdom — 2.2%
B&M European Value Retail SA	2,078,673	11,545,047
Oxford Nanopore Technologies PLC (a)	1,670,854	3,563,869
Unilever PLC	278,389	18,029,023
		33,137,939
United States — 8.4%
CRH PLC	438,029	40,000,243
Experian PLC	517,820	27,279,801
Monday.com Ltd. (a)	30,380	8,438,652
Nestle SA	169,498	17,082,522
Roche Holding AG	42,994	13,763,010
Spotify Technology SA (a) (b)	56,200	20,711,386
		127,275,614
Total Common Stocks (Cost $1,174,350,059)		1,514,164,866

Warrants—0.0%
Canada — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	10,541	0

Short-Term Investments—0.1%
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24 with a maturity value of $750,037; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $764,977	749,959	749,959
Total Short-Term Investments (Cost $749,959)		749,959

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreements — 0.7%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $1,000,138; collateralized by various Common Stock with an aggregate market value of $1,113,689	1,000,000	$1,000,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $3,000,413; collateralized by various Common Stock with an aggregate market value of $3,341,067	3,000,000	3,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $2,829,079; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $2,885,273	2,828,698	2,828,698
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $3,000,406; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $3,061,171	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $1,000,137; collateralized by various Common Stock with an aggregate market value of $1,113,455	1,000,000	1,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $200,027; collateralized by various Common Stock with an aggregate market value of $220,030	200,000	200,000
		11,028,698

Mutual Funds — 0.5%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (f)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (f)	300,000	300,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.780% (f)	400,000	400,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.840% (f)	300,000	300,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.830% (f)	3,000,000	3,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.940% (f)	400,000	400,000
		7,400,000
Total Securities Lending Reinvestments (Cost $18,428,698)		18,428,698
Total Investments—100.9% (Cost $1,193,528,716)		1,533,343,523
Other assets and liabilities (net)—(0.9)%		(12,961,822)
Net Assets—100.0%		$1,520,381,701

*	Principal amount stated in U.S. dollars unless otherwise noted.
BHFTII-4

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $48,985,840 and the collateral received consisted of cash in the amount of
$18,428,698 and non-cash collateral with a value of $33,460,956. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2024.

Ten Largest Industries as of September 30, 2024 (Unaudited)	% of Net Assets
Software	8.8
Semiconductors & Semiconductor Equipment	7.1
Broadline Retail	6.6
Machinery	5.9
Interactive Media & Services	5.4
Insurance	4.6
Entertainment	4.6
Financial Services	3.9
Banks	3.3
Passenger Airlines	3.3
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$30,593,812	$—	$30,593,812
Brazil	71,763,197	—	—	71,763,197
Canada	67,475,001	—	—	67,475,001
China	19,026,938	91,113,907	—	110,140,845
Denmark	—	76,844,346	—	76,844,346
Finland	—	13,985,414	—	13,985,414
France	—	98,266,471	—	98,266,471
Germany	8,448,348	125,463,449	—	133,911,797
Hong Kong	—	22,731,301	—	22,731,301
India	—	72,052,263	—	72,052,263
Ireland	—	31,813,536	—	31,813,536
Italy	32,969,540	37,997,414	—	70,966,954
Japan	—	188,086,292	—	188,086,292
Kazakhstan	12,393,623	—	—	12,393,623
Netherlands	18,106,857	86,346,404	—	104,453,261
Norway	—	3,436,050	—	3,436,050
Panama	9,876,472	—	—	9,876,472
Russia	—	—	0	—
Singapore	14,918,867	—	—	14,918,867
South Africa	—	19,480,443	—	19,480,443
South Korea	16,239,138	35,107,158	—	51,346,296
Spain	—	22,581,560	—	22,581,560
Sweden	—	39,667,203	—	39,667,203
Switzerland	—	18,060,820	—	18,060,820
Taiwan	—	68,905,489	—	68,905,489
United Kingdom	—	33,137,939	—	33,137,939
United States	29,150,038	98,125,576	—	127,275,614
Total Common Stocks	300,368,019	1,213,796,847	0	1,514,164,866
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	749,959	—	749,959
Securities Lending Reinvestments
Mutual Funds	7,400,000	—	—	7,400,000
BHFTII-5

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$11,028,698	$—	$11,028,698
Total Securities Lending Reinvestments*	7,400,000	11,028,698	—	18,428,698
Total Investments	$307,768,019	$1,225,575,504	$0	$1,533,343,523
Collateral for Securities Loaned (Liability)	$—	$(18,428,698)	$—	$(18,428,698)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
BHFTII-6

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—53.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 28.8%
Federal Home Loan Mortgage Corp.
1.500%, 04/01/36	2,926,669	$2,641,096
1.500%, 05/01/36	517,097	464,295
1.500%, 08/01/50	831,242	660,079
1.500%, 10/01/50	2,109,331	1,672,084
2.000%, 09/01/35	678,110	624,993
2.000%, 01/01/36	1,407,797	1,298,504
2.000%, 02/01/36	1,716,184	1,583,549
2.000%, 03/01/36	271,464	249,793
2.000%, 05/01/36	1,600,613	1,479,497
2.000%, 06/01/36	1,084,922	999,309
2.000%, 07/01/36	461,110	425,892
2.000%, 04/01/37	502,771	463,239
2.000%, 02/01/42	396,341	342,763
2.000%, 03/01/42	1,426,392	1,239,779
2.000%, 04/01/42	415,743	361,350
2.000%, 08/01/50	306,374	257,121
2.000%, 09/01/50	418,223	348,712
2.000%, 11/01/50	566,745	477,303
2.000%, 02/01/51	14,657,503	12,225,392
2.000%, 03/01/51	3,352,912	2,780,790
2.000%, 04/01/51	1,699,675	1,431,747
2.000%, 05/01/51	1,021,768	859,760
2.000%, 07/01/51	3,890,733	3,301,759
2.000%, 09/01/51	1,379,757	1,154,975
2.000%, 10/01/51	3,888,216	3,253,788
2.000%, 12/01/51	2,830,156	2,384,996
2.000%, 01/01/52	14,044,881	11,827,853
2.000%, 02/01/52	1,584,710	1,330,326
2.500%, 04/01/27	9,021	8,829
2.500%, 10/01/28	75,412	73,464
2.500%, 08/01/29	155,460	151,026
2.500%, 12/01/29	73,614	71,263
2.500%, 05/01/30	249,529	241,028
2.500%, 07/01/30	160,423	154,950
2.500%, 08/01/30	587,934	567,353
2.500%, 09/01/30	652,005	628,845
2.500%, 04/01/31	509,845	491,232
2.500%, 07/01/50	383,731	336,665
2.500%, 02/01/51	3,281,938	2,894,008
2.500%, 05/01/51	11,376,657	10,018,364
2.500%, 11/01/51	10,136,891	8,888,631
2.500%, 12/01/51	5,091,030	4,473,507
2.500%, 01/01/52	16,545,590	14,482,478
3.000%, 09/01/27	66,081	65,037
3.000%, 07/01/28	42,539	41,824
3.000%, 01/01/30	170,233	166,659
3.000%, 04/01/30	933,330	913,125
3.000%, 05/01/30	179,611	175,730
3.000%, 06/01/30	6,393	6,257
3.000%, 07/01/30	345,151	337,394
3.000%, 08/01/30	105,421	103,094
3.000%, 09/01/37	47,370	44,829
3.000%, 06/01/38	975,510	926,367
3.000%, 01/01/43	661,355	614,010
3.000%, 03/01/43	1,164,064	1,080,723
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 06/01/44	6,020,035	$5,583,304
3.000%, 12/01/46	717,705	661,533
3.000%, 02/01/47	509,139	469,907
3.000%, 08/01/50	4,323,750	3,951,207
3.000%, 09/01/50	1,905,721	1,749,522
3.000%, 07/01/51	391,559	357,988
3.000%, 10/01/51	554,051	502,700
3.000%, 02/01/52	288,442	264,253
3.000%, 03/01/52	8,322,715	7,577,084
3.000%, 08/01/52	14,918,838	13,564,857
3.500%, 01/01/34	410,858	401,516
3.500%, 05/01/35	1,514,140	1,486,157
3.500%, 04/01/42	806,217	773,292
3.500%, 05/01/42	24,974	23,892
3.500%, 08/01/42	658,797	632,588
3.500%, 10/01/42	31,597	30,282
3.500%, 06/01/43	117,270	112,092
3.500%, 01/01/44	228,298	219,538
3.500%, 05/01/44	39,185	37,697
3.500%, 06/01/44	100,663	94,604
3.500%, 07/01/44	40,832	39,207
3.500%, 09/01/44	96,891	92,958
3.500%, 09/01/45	71,367	67,925
3.500%, 03/01/46	2,291,123	2,187,660
3.500%, 09/01/46	529,890	500,045
3.500%, 03/01/47	598,572	572,612
3.500%, 10/01/47	570,765	546,683
3.500%, 12/01/47	664,763	636,715
3.500%, 01/01/48	3,327,801	3,170,550
3.500%, 06/01/48	895,892	850,193
3.500%, 08/01/50	278,991	263,209
4.000%, 08/01/40	80,259	79,444
4.000%, 09/01/40	98,778	97,776
4.000%, 10/01/40	56,764	56,188
4.000%, 11/01/40	188,404	186,493
4.000%, 04/01/41	4,656	4,609
4.000%, 10/01/41	172,211	170,152
4.000%, 09/01/43	159,146	157,658
4.000%, 04/01/44	377,137	371,841
4.000%, 07/01/44	63,863	63,136
4.000%, 01/01/45	224,478	220,850
4.000%, 02/01/45	84,633	83,957
4.000%, 09/01/45	459,033	455,365
4.000%, 12/01/45	2,859,760	2,797,265
4.000%, 07/01/47	1,093,152	1,067,707
4.000%, 04/01/48	2,304,939	2,240,182
4.000%, 06/01/48	1,003,528	979,864
4.000%, 05/01/49	102,870	100,061
4.000%, 03/01/50	2,103,193	2,049,693
4.000%, 06/01/50	1,194,955	1,162,327
4.000%, 07/01/50	848,740	825,546
4.000%, 06/01/52	352,851	343,209
4.500%, 02/01/39	341,912	345,456
4.500%, 08/01/39	242,293	243,956
4.500%, 12/01/39	75,827	76,778
BHFTII-7

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.500%, 07/01/40	26,951	$27,289
4.500%, 05/01/41	367,809	371,227
4.500%, 05/01/42	406,665	411,760
4.500%, 10/01/43	74,547	74,691
4.500%, 12/01/43	434,943	438,690
4.500%, 04/01/47	823,656	831,077
4.500%, 05/01/47	300,900	302,308
4.500%, 07/01/47	653,976	656,280
4.500%, 02/01/49	937,354	938,824
4.500%, 04/01/49	483,305	483,700
4.500%, 07/01/52	1,582,724	1,557,588
4.500%, 08/01/52	443,222	436,075
5.000%, 10/01/41	206,608	213,076
5.000%, 11/01/41	1,401,170	1,446,757
5.000%, 06/01/52	26,645	26,850
5.000%, 07/01/52	458,534	465,753
5.000%, 08/01/52	1,048,081	1,055,834
5.000%, 09/01/52	38,297	38,574
5.000%, 10/01/52	119,770	120,495
5.000%, 11/01/52	818,000	819,689
5.000%, 12/01/52	3,638,364	3,645,880
5.000%, 01/01/53	1,088,369	1,090,622
5.000%, 02/01/53	314,565	315,125
5.500%, 02/01/35	48,176	49,733
5.500%, 09/01/39	62,276	64,144
5.500%, 01/01/40	71,073	72,357
5.500%, 06/01/41	715,892	737,909
5.500%, 01/01/53	947,465	962,372
5.500%, 03/01/53	1,352,408	1,373,851
5.500%, 05/01/53	3,791,756	3,851,874
5.500%, 08/01/53	288,598	292,381
6.000%, 11/01/52	62,674	64,433
6.000%, 01/01/53	1,163,691	1,192,042
6.000%, 02/01/53	648,689	664,447
6.000%, 03/01/53	393,374	403,179
6.000%, 04/01/53	600,631	617,016
6.000%, 05/01/53	2,302,193	2,364,658
6.000%, 06/01/53	1,395,857	1,435,078
6.000%, 11/01/53	1,152,732	1,189,301
6.500%, 10/01/53	119,536	125,208
6.500%, 11/01/53	572,901	593,988
6.500%, 12/01/53	1,493,994	1,564,295
6.500%, 01/01/54	229,256	240,155
6.500%, 09/01/54	476,850	491,545
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.938%, 05/25/29 (a) (b)	6,122,058	167,001
5.028%, 10/25/31	341,000	353,791
Federal Home Loan Mortgage Corp. REMICS
3.500%, 03/25/51 (a)	339,197	63,598
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
Zero Coupon, 07/25/56 (144A) (c)	777,037	114,295
0.764%, 07/25/56 (144A) (a) (b)	904,112	105,275
3.813%, 05/25/57 (b)	157,724	66,629
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
1.500%, 12/01/35	148,274	$133,235
1.500%, 03/01/36	321,051	288,867
1.500%, 05/01/36	523,581	471,085
1.500%, 06/01/36	1,864,857	1,674,447
1.500%, 12/01/36	865,765	776,789
1.500%, 02/01/37	542,405	487,988
1.500%, 11/01/41	17,571,346	14,793,132
1.500%, 12/01/41	8,993,313	7,253,648
1.500%, 10/01/50	2,197,473	1,736,870
1.500%, 11/01/50	1,911,427	1,513,535
1.500%, 03/01/51	2,574,108	2,036,081
2.000%, 10/01/31	64,437	61,111
2.000%, 11/01/31	827,670	784,107
2.000%, 12/01/31	91,278	86,475
2.000%, 03/01/32	602,521	569,533
2.000%, 06/01/35	679,862	628,146
2.000%, 09/01/35	230,240	212,156
2.000%, 02/01/36	241,099	222,155
2.000%, 03/01/36	404,142	372,383
2.000%, 04/01/36	545,359	504,104
2.000%, 05/01/36	382,005	353,100
2.000%, 07/01/36	619,317	570,650
2.000%, 09/01/36	815,111	747,440
2.000%, 11/01/36	282,402	260,830
2.000%, 01/01/37	276,783	255,642
2.000%, 02/01/37	1,028,917	945,923
2.000%, 03/01/37	2,638,215	2,427,191
2.000%, 04/01/37	851,359	783,334
2.000%, 10/01/40	292,314	255,849
2.000%, 12/01/40	1,268,905	1,109,424
2.000%, 12/01/41	1,261,802	1,097,517
2.000%, 02/01/42	641,679	557,830
2.000%, 03/01/42	6,210,726	5,399,136
2.000%, 04/01/42	973,032	845,884
2.000%, 08/01/42	3,917,702	3,409,432
2.000%, 08/01/50	709,028	591,442
2.000%, 09/01/50	1,506,093	1,253,887
2.000%, 10/01/50	1,915,578	1,596,709
2.000%, 11/01/50	324,178	270,061
2.000%, 12/01/50	2,000,985	1,683,880
2.000%, 01/01/51	13,034,321	10,860,546
2.000%, 02/01/51	1,564,922	1,302,956
2.000%, 03/01/51	1,576,620	1,326,666
2.000%, 04/01/51	2,920,290	2,457,942
2.000%, 08/01/51	11,440,885	9,516,686
2.000%, 11/01/51	9,077,291	7,604,026
2.000%, 12/01/51	5,868,147	4,937,396
2.000%, 01/01/52	6,398,689	5,396,831
2.000%, 02/01/52	10,552,072	8,845,804
2.000%, 03/01/52	4,379,598	3,676,973
2.500%, 09/01/27	39,244	38,370
2.500%, 02/01/28	5,771	5,628
2.500%, 04/01/28	14,412	14,050
2.500%, 08/01/28	44,686	43,502
2.500%, 01/01/30	282,020	272,787
BHFTII-8

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.500%, 02/01/30	27,484	$26,668
2.500%, 03/01/30	55,653	53,723
2.500%, 07/01/30	179,937	173,627
2.500%, 08/01/30	609,580	588,104
2.500%, 09/01/30	405,382	390,436
2.500%, 11/01/30	740,484	713,119
2.500%, 03/01/31	27,406	26,724
2.500%, 06/01/31	239,566	230,197
2.500%, 07/01/31	126,315	121,478
2.500%, 08/01/31	16,977	16,307
2.500%, 10/01/31	1,120,988	1,077,322
2.500%, 11/01/31	701,200	673,926
2.500%, 02/01/32	33,737	32,407
2.500%, 03/01/32	129,446	123,876
2.500%, 08/01/32	765,017	734,712
2.500%, 02/01/33	1,333,344	1,285,503
2.500%, 07/01/50	8,138,606	7,157,842
2.500%, 08/01/50	5,183,281	4,555,470
2.500%, 11/01/50	2,044,589	1,809,591
2.500%, 09/01/51	5,122,273	4,482,761
2.500%, 11/01/51	7,934,297	6,923,972
2.500%, 01/01/52	16,610,829	14,571,773
2.500%, 02/01/52	3,141,969	2,762,818
3.000%, 04/01/28	35,078	34,296
3.000%, 05/01/28	41,693	40,941
3.000%, 10/01/28	81,090	79,462
3.000%, 11/01/28	548,651	537,685
3.000%, 12/01/28	145,021	142,170
3.000%, 01/01/29	81,219	79,727
3.000%, 04/01/29	269,074	262,327
3.000%, 05/01/29	424,001	413,964
3.000%, 08/01/29	405,241	395,746
3.000%, 10/01/29	112,935	110,512
3.000%, 03/01/30	256,438	250,840
3.000%, 04/01/30	212,457	207,767
3.000%, 05/01/30	336,657	329,169
3.000%, 07/01/30	259,159	252,955
3.000%, 08/01/30	1,086,881	1,061,330
3.000%, 09/01/30	299,129	292,117
3.000%, 08/01/31	941,407	916,396
3.000%, 09/01/31	140,774	137,470
3.000%, 03/01/32	252,148	244,901
3.000%, 10/01/36	38,097	36,191
3.000%, 11/01/36	403,286	383,419
3.000%, 12/01/36	677,222	643,905
3.000%, 03/01/43	3,933,561	3,639,793
3.000%, 04/01/43	2,199,572	2,039,769
3.000%, 05/01/43	1,154,739	1,070,847
3.000%, 06/01/43	35,365	32,751
3.000%, 06/01/46	24,010	22,118
3.000%, 08/01/46	29,727	27,436
3.000%, 11/01/46	1,305,618	1,201,374
3.000%, 02/01/47	321,596	295,914
3.000%, 03/01/47	1,330,270	1,223,348
3.000%, 03/01/50	462,300	424,162
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.000%, 08/01/50	1,811,418	$1,652,163
3.000%, 11/01/51	2,245,759	2,029,519
3.000%, 12/01/51	998,886	908,682
3.000%, 04/01/52	320,195	291,949
3.000%, 05/01/52	522,954	474,331
3.500%, 08/01/28	66,017	64,861
3.500%, 10/01/28	615,777	604,594
3.500%, 11/01/28	605,007	594,557
3.500%, 02/01/29	841,668	829,173
3.500%, 04/01/29	148,863	146,423
3.500%, 05/01/29	540,471	532,118
3.500%, 07/01/29	250,155	246,283
3.500%, 09/01/29	53,459	52,602
3.500%, 08/01/30	169,859	167,916
3.500%, 11/01/32	80,134	79,099
3.500%, 01/01/33	45,806	45,154
3.500%, 01/01/42	194,416	186,115
3.500%, 04/01/42	129,761	124,072
3.500%, 05/01/42	12,855	12,288
3.500%, 06/01/42	33,559	32,078
3.500%, 07/01/42	45,320	43,272
3.500%, 02/01/45	1,328,292	1,269,131
3.500%, 05/01/47	604,500	573,582
3.500%, 11/01/47	424,685	400,760
3.500%, 12/01/47	425,183	401,229
3.500%, 01/01/48	1,234,837	1,172,589
3.500%, 02/01/48	194,300	183,352
3.500%, 03/01/48	1,081,793	1,020,838
3.500%, 04/01/48	717,690	687,837
3.500%, 06/01/49	7,220,740	6,814,792
3.500%, 01/01/51	7,238,436	6,830,866
4.000%, 08/01/33	285,611	281,123
4.000%, 10/01/33	1,840,076	1,852,426
4.000%, 01/01/41	85,276	84,214
4.000%, 01/01/42	374,878	370,203
4.000%, 02/01/42	701,561	691,083
4.000%, 05/01/42	119,308	117,378
4.000%, 11/01/46	126,672	123,409
4.000%, 04/01/47	34,441	33,607
4.000%, 06/01/47	430,068	419,900
4.000%, 08/01/47	280,400	273,550
4.000%, 09/01/47	24,286	23,622
4.000%, 10/01/47	192,293	187,039
4.000%, 01/01/48	1,442,328	1,405,682
4.000%, 04/01/48	43,295	42,112
4.000%, 05/01/48	50,889	49,478
4.000%, 06/01/48	36,076	35,090
4.000%, 07/01/48	35,653	34,679
4.000%, 08/01/48	559,466	546,696
4.000%, 09/01/48	235,954	229,506
4.000%, 10/01/48	105,497	102,647
4.000%, 09/01/49	954,414	926,714
4.000%, 03/01/50	420,665	408,384
4.000%, 04/01/50	211,682	205,871
4.000%, 05/01/50	385,062	374,558
BHFTII-9

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.000%, 06/01/50	526,802	$511,439
4.000%, 11/01/50	43,644	42,434
4.000%, 01/01/51	2,863,889	2,769,555
4.000%, 03/01/51	2,276,537	2,186,322
4.000%, 04/01/52	501,546	488,145
4.000%, 05/01/52	3,012,690	2,930,361
4.500%, 02/01/25	1,982	1,987
4.500%, 04/01/25	1,137	1,139
4.500%, 07/01/25	2,526	2,533
4.500%, 06/01/26	27,761	27,831
4.500%, 08/01/39	333,087	336,895
4.500%, 11/01/39	297,018	300,413
4.500%, 01/01/40	12,082	12,220
4.500%, 04/01/40	22,680	22,939
4.500%, 05/01/40	58,489	59,158
4.500%, 06/01/40	57,342	57,998
4.500%, 07/01/40	116,835	118,172
4.500%, 11/01/40	240,396	243,148
4.500%, 07/01/41	52,303	52,902
4.500%, 09/01/41	222,905	225,456
4.500%, 10/01/41	63,659	64,388
4.500%, 01/01/42	49,074	49,635
4.500%, 08/01/42	294,792	298,162
4.500%, 09/01/43	225,631	225,372
4.500%, 10/01/43	530,305	529,790
4.500%, 11/01/43	1,156,797	1,165,410
4.500%, 12/01/43	504,425	505,838
4.500%, 01/01/44	461,228	462,609
4.500%, 06/01/44	1,633,611	1,642,322
4.500%, 07/01/45	489,759	493,319
4.500%, 09/01/45	237,207	239,583
4.500%, 11/01/45	875,846	881,130
4.500%, 12/01/45	325,729	326,642
4.500%, 07/01/46	1,535,013	1,555,803
4.500%, 09/01/46	267,708	270,689
4.500%, 09/01/47	27,054	27,073
4.500%, 10/01/47	182,673	182,570
4.500%, 11/01/47	987,806	988,184
4.500%, 12/01/47	35,862	35,744
4.500%, 01/01/48	973,027	973,112
4.500%, 02/01/48	49,908	49,872
4.500%, 03/01/48	96,121	95,909
4.500%, 04/01/48	516,741	522,436
4.500%, 05/01/48	4,637,443	4,660,404
4.500%, 07/01/48	72,070	72,115
4.500%, 08/01/48	922,212	926,391
4.500%, 11/01/48	585,501	585,408
4.500%, 02/01/49	5,137,677	5,190,805
4.500%, 05/01/49	4,650,713	4,696,007
4.500%, 07/01/52	242,352	238,537
5.000%, 11/01/32	1,625	1,652
5.000%, 09/01/35	60,343	61,877
5.000%, 06/01/39	2,593,389	2,659,315
5.000%, 04/01/41	4,855	4,891
5.000%, 07/01/41	84,166	86,640
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
5.000%, 08/01/41	74,006	$76,239
5.000%, 01/01/42	41,994	43,210
5.000%, 07/01/52	958,528	971,669
5.000%, 12/01/52	419,000	419,838
5.000%, 01/01/53	3,465,744	3,469,311
5.500%, 11/01/32	271,995	278,941
5.500%, 12/01/32	46,902	48,763
5.500%, 01/01/33	186,069	190,942
5.500%, 12/01/33	65,578	67,290
5.500%, 05/01/34	556,453	573,813
5.500%, 08/01/37	595,898	614,491
5.500%, 02/01/38	126,607	130,705
5.500%, 03/01/38	59,371	61,214
5.500%, 06/01/38	40,510	41,696
5.500%, 12/01/38	71,674	73,551
5.500%, 01/01/39	117,775	121,193
5.500%, 08/01/39	82,521	85,082
5.500%, 12/01/39	161,201	165,860
5.500%, 04/01/40	14,863	15,344
5.500%, 04/01/41	92,376	95,047
5.500%, 01/01/53	917,379	931,190
5.500%, 05/01/53	4,676,528	4,750,408
5.500%, 06/01/53	1,382,291	1,404,208
5.810%, 06/01/31	796,000	838,879
6.000%, 02/01/34	65,736	68,959
6.000%, 08/01/34	48,849	50,989
6.000%, 04/01/35	761,893	793,641
6.000%, 06/01/36	89,595	94,145
6.000%, 02/01/38	133,363	140,461
6.000%, 03/01/38	62,281	65,632
6.000%, 05/01/38	164,085	172,885
6.000%, 10/01/38	198,904	209,434
6.000%, 12/01/38	70,274	74,069
6.000%, 04/01/40	643,366	677,741
6.000%, 09/01/40	72,867	76,621
6.000%, 06/01/41	162,116	170,854
6.000%, 11/01/52	68,988	70,734
6.000%, 01/01/53	1,602,367	1,641,886
6.000%, 04/01/53	417,063	428,782
6.000%, 05/01/53	2,036,228	2,093,466
6.000%, 07/01/53	2,182,004	2,243,422
6.000%, 08/01/53	4,278,882	4,377,215
6.000%, 01/01/54	966,911	1,000,450
6.000%, 03/01/54	143,615	147,640
6.500%, 05/01/40	927,936	967,177
6.500%, 08/01/53	1,777,050	1,842,461
6.500%, 09/01/53	532,910	553,423
6.500%, 10/01/53	2,043,737	2,126,212
6.500%, 01/01/54	265,152	278,690
6.500%, 02/01/54	3,262,671	3,381,028
6.500%, 06/01/54	3,756,396	3,877,378
6.500%, 09/01/54	1,078,223	1,111,795
Federal National Mortgage Association Interest STRIPS
3.000%, 07/25/52 (a)	1,564,876	268,632
BHFTII-10

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
FREMF Mortgage Trust
0.100%, 01/25/29 (144A) (a)	25,005,933	$80,319
4.379%, 08/25/50 (144A) (b)	304,000	297,789
Government National Mortgage Association
2.000%, 08/20/50	6,415,541	5,451,773
2.000%, 11/20/50	822,854	698,605
2.000%, 01/20/51	9,598,027	8,144,660
2.000%, 02/20/51	718,212	609,319
2.500%, 04/20/51	5,566,749	4,910,814
2.500%, 10/20/51	3,310,430	2,917,049
2.500%, 12/20/51	2,259,372	1,991,045
2.500%, 05/20/52	4,652,864	4,100,087
2.500%, 06/20/52	3,637,656	3,205,303
2.500%, 07/20/52	2,440,311	2,149,459
2.500%, 12/20/52	410,661	362,064
2.500%, 01/20/53	1,714,719	1,511,899
3.000%, 12/20/44	34,039	31,632
3.000%, 02/15/45	397,162	371,985
3.000%, 09/20/47	695,335	640,165
3.000%, 03/20/49	16,524	15,226
3.000%, 05/20/50	273,074	249,939
3.000%, 01/20/51 (d)	19,396,808	17,753,209
3.500%, 01/15/42	109,789	105,849
3.500%, 02/15/42	43,401	41,884
3.500%, 04/15/42	139,440	134,635
3.500%, 05/15/42	166,275	160,462
3.500%, 08/15/42	160,610	154,771
3.500%, 11/15/42	52,883	50,869
3.500%, 12/15/42	484,383	467,107
3.500%, 01/15/43	130,929	126,308
3.500%, 02/15/43	263,796	253,881
3.500%, 03/15/43	205,818	197,979
3.500%, 04/15/43	662,290	637,475
3.500%, 04/20/43	633,067	607,011
3.500%, 05/15/43	913,088	878,321
3.500%, 05/20/43	347,239	332,965
3.500%, 06/15/43	276,388	265,915
3.500%, 07/15/43	712,862	687,896
3.500%, 07/20/43	26,986	25,878
3.500%, 02/20/44	675,582	647,080
3.500%, 03/20/45	24,271	23,166
3.500%, 04/20/45	36,188	34,536
3.500%, 05/20/45	147,699	140,951
3.500%, 07/20/45	26,552	25,276
3.500%, 08/20/45	35,768	34,121
3.500%, 10/20/45	67,751	64,234
3.500%, 11/20/45	25,112	23,944
3.500%, 12/20/45	377,465	359,874
3.500%, 01/20/46	75,825	72,270
3.500%, 05/20/46	312,233	297,403
3.500%, 09/20/46	118,850	113,080
3.500%, 10/20/46	744,749	707,674
3.500%, 03/20/48	28,902	27,401
3.500%, 04/20/48	11,816	11,214
4.000%, 04/20/39	12,739	12,644
4.000%, 07/20/39	95,844	95,134
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
4.000%, 09/20/40	24,591	$24,409
4.000%, 10/20/40	285,260	283,146
4.000%, 11/20/40	159,585	158,403
4.000%, 12/20/40	610,312	605,789
4.000%, 01/20/41	544,876	540,840
4.000%, 02/20/41	9,659	9,588
4.000%, 03/15/41	219,702	217,364
4.000%, 12/15/41	21,187	20,961
4.000%, 07/20/43	58,567	57,972
4.000%, 08/20/44	226,389	223,075
4.000%, 10/20/46	36,071	35,030
4.000%, 05/20/47	144,697	141,126
4.000%, 06/20/47	371,277	362,571
4.000%, 11/20/47	424,802	415,753
4.000%, 12/20/47	209,846	205,376
4.000%, 05/20/50	420,847	410,067
4.000%, 12/20/52	4,535,391	4,384,155
4.500%, 12/20/39	22,147	22,429
4.500%, 01/20/40	26,675	27,012
4.500%, 02/20/40	22,092	22,372
4.500%, 05/20/40	1,378	1,395
4.500%, 02/15/42	2,683,563	2,704,006
4.500%, 03/15/47	67,567	67,660
4.500%, 04/15/47	138,626	138,902
4.500%, 05/15/47	49,191	49,484
4.500%, 09/20/48	224,889	224,617
4.500%, 03/20/49	863,216	862,940
4.500%, 04/20/49	186,853	186,784
4.500%, 05/20/49	728,337	726,845
4.500%, 04/20/50	20,850	20,834
5.000%, 10/20/33	241,643	244,410
5.000%, 12/15/38	86,202	88,967
5.000%, 07/15/39	147,570	151,763
5.000%, 10/15/39	107,963	110,828
5.000%, 10/20/39	79,885	81,911
5.000%, 09/15/40	6,413	6,576
5.000%, 12/15/40	285,260	293,476
5.000%, 07/20/42	114,626	117,353
5.500%, 04/15/33	7,912	8,187
Government National Mortgage Association REMICS
3.000%, 08/20/50 (a)	1,455,594	233,817
3.000%, 02/20/51 (a)	1,247,827	200,377
3.000%, 05/20/51 (a)	4,295,881	687,892
3.000%, 08/20/51 (a)	1,249,513	202,345
Government National Mortgage Association, TBA
2.000%, TBA (e)	16,004,300	13,567,378
2.500%, TBA (e)	9,928,369	8,748,993
3.000%, TBA (e)	4,182,470	3,813,558
3.500%, TBA (e)	10,642,496	9,998,079
4.000%, TBA (e)	4,330,500	4,186,584
4.500%, TBA (e)	7,006,000	6,917,473
5.000%, TBA (e)	11,525,000	11,543,453
5.500%, TBA (e)	13,796,000	13,928,851
6.000%, TBA (e)	11,062,000	11,242,546
6.500%, TBA (e)	7,319,000	7,482,950
BHFTII-11

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Seasoned Loans Structured Transaction Trust
4.750%, 09/25/60 (144A) (b)	1,569,789	$1,550,177
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (e)	13,494,855	11,331,592
2.500%, TBA (e)	14,693,400	12,996,184
3.000%, TBA (e)	4,120,974	3,668,332
3.500%, TBA (e)	16,302,006	15,092,997
4.000%, TBA (e)	5,010,700	4,792,008
5.000%, TBA (e)	48,144,276	48,112,305
5.500%, TBA (e)	41,266,216	41,744,057
6.000%, TBA (e)	7,741,900	7,912,446
6.500%, TBA (e)	5,533,500	5,702,526
		827,521,195
U.S. Treasury — 24.9%
U.S. Treasury Bonds
1.125%, 05/15/40	10,082,000	6,660,421
1.125%, 08/15/40	10,082,000	6,603,316
1.375%, 11/15/40	10,082,000	6,841,582
1.375%, 08/15/50	2,807,000	1,546,153
1.625%, 11/15/50	8,003,300	4,707,566
1.875%, 02/15/41	1,498,600	1,098,895
1.875%, 11/15/51	6,339,000	3,948,999
2.000%, 08/15/51	2,807,000	1,808,103
2.250%, 08/15/49	8,301,000	5,750,712
2.375%, 05/15/51	6,165,700	4,349,950
2.500%, 02/15/45	18,730,000	14,315,281
2.750%, 11/15/47	18,730,000	14,583,061
2.875%, 05/15/43	9,922,600	8,238,084
2.875%, 11/15/46	3,456,000	2,778,705
2.875%, 05/15/49	2,807,000	2,215,885
3.000%, 05/15/47	6,889,700	5,636,905
3.000%, 02/15/48	12,593,300	10,242,387
3.000%, 02/15/49 (f)	12,591,800	10,193,947
3.000%, 08/15/52	15,569,800	12,512,402
3.125%, 02/15/43	3,605,000	3,119,311
3.125%, 08/15/44	6,720,100	5,730,985
3.125%, 05/15/48	2,807,000	2,331,345
3.625%, 08/15/43	9,934,000	9,199,815
3.625%, 02/15/53	6,834,000	6,214,135
3.625%, 05/15/53	8,279,500	7,534,668
3.750%, 11/15/43	9,934,000	9,345,721
3.875%, 02/15/43	3,729,500	3,597,802
4.125%, 08/15/53	2,418,000	2,407,894
4.250%, 05/15/39	940,000	971,835
4.375%, 11/15/39	940,000	983,291
4.375%, 05/15/40	6,720,800	7,024,286
4.375%, 05/15/41	1,950,500	2,035,225
4.500%, 08/15/39 (f)	14,380,200	15,253,123
4.500%, 02/15/44	4,408,000	4,599,473
4.625%, 05/15/44 (d) (f) (g)	42,878,600	45,444,616
4.750%, 02/15/41	780,500	850,227
4.750%, 11/15/53 (g)	13,537,400	14,953,010
U.S. Treasury Notes
0.375%, 09/30/27	6,618,000	6,021,863
0.500%, 05/31/27	14,314,000	13,201,310
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
0.500%, 08/31/27	18,258,300	$16,717,043
0.625%, 07/31/26	3,891,000	3,682,011
0.750%, 05/31/26	11,504,000	10,957,111
1.250%, 05/31/28	15,192,000	13,983,168
1.250%, 08/15/31	26,492,000	22,624,789
1.500%, 02/15/25	6,430,000	6,358,604
1.500%, 08/15/26	10,036,000	9,644,753
1.500%, 02/15/30	5,101,000	4,580,339
1.625%, 11/30/26	21,772,000	20,867,101
1.625%, 05/15/31	15,095,000	13,307,776
2.000%, 02/15/25	8,646,000	8,565,197
2.125%, 05/15/25	7,618,000	7,518,758
2.375%, 05/15/29	5,101,000	4,841,168
2.625%, 04/15/25	13,441,500	13,325,567
2.625%, 02/15/29	5,101,000	4,904,731
2.750%, 08/15/32 (g)	38,028,000	35,535,383
2.875%, 06/15/25	6,430,000	6,372,293
2.875%, 05/15/32	1,625,500	1,536,478
3.125%, 11/15/28	3,935,000	3,866,445
3.250%, 06/30/29	12,023,600	11,850,291
3.625%, 05/31/28	27,604,800	27,647,932
3.750%, 05/31/30	6,430,000	6,472,448
3.875%, 11/30/27	6,387,000	6,442,886
3.875%, 12/31/29	23,204,000	23,506,740
4.000%, 12/15/25	14,859,000	14,882,798
4.000%, 02/28/30	8,528,900	8,692,482
4.000%, 02/15/34	9,282,000	9,441,534
4.500%, 11/15/25	12,024,000	12,101,029
4.625%, 03/15/26	15,497,000	15,683,448
4.875%, 10/31/28	27,604,800	28,952,690
4.875%, 10/31/30	14,691,900	15,681,308
5.000%, 08/31/25	19,166,000	19,326,216
5.000%, 09/30/25	18,148,800	18,327,594
		713,050,400
Total U.S. Treasury & Government Agencies (Cost $1,610,568,217)		1,540,571,595

Corporate Bonds & Notes—23.9%
Aerospace/Defense — 0.8%
BAE Systems PLC
3.400%, 04/15/30 (144A)	1,467,000	1,389,481
5.250%, 03/26/31 (144A)	1,483,000	1,541,406
Boeing Co.
5.930%, 05/01/60	629,000	602,499
7.008%, 05/01/64 (144A)	608,000	669,881
L3Harris Technologies, Inc.
5.250%, 06/01/31	2,093,000	2,178,505
5.350%, 06/01/34	2,180,000	2,267,900
5.400%, 07/31/33	3,118,000	3,256,898
Lockheed Martin Corp.
1.850%, 06/15/30	166,000	146,991
3.600%, 03/01/35	644,000	599,455
3.900%, 06/15/32	146,000	143,039
BHFTII-12

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Northrop Grumman Corp.
4.900%, 06/01/34	1,071,000	$1,095,011
4.950%, 03/15/53 (h)	1,402,000	1,371,443
5.200%, 06/01/54 (h)	809,000	823,735
5.250%, 05/01/50	689,000	703,851
RTX Corp.
2.820%, 09/01/51	1,945,000	1,301,110
4.500%, 06/01/42	2,037,000	1,894,804
5.400%, 05/01/35	1,746,000	1,844,292
6.700%, 08/01/28	510,000	553,260
7.000%, 11/01/28	805,000	880,689
		23,264,250
Agriculture — 0.5%
Altria Group, Inc.
3.400%, 02/04/41	3,407,000	2,655,952
3.875%, 09/16/46	566,000	442,006
4.250%, 08/09/42	808,000	693,309
4.450%, 05/06/50	485,000	406,383
5.950%, 02/14/49	581,000	609,668
6.200%, 02/14/59	274,000	290,366
6.875%, 11/01/33	882,000	996,189
BAT Capital Corp.
4.540%, 08/15/47	1,604,000	1,354,842
4.758%, 09/06/49	2,647,000	2,284,241
5.282%, 04/02/50	385,000	360,518
5.650%, 03/16/52	1,410,000	1,376,308
7.081%, 08/02/53	2,272,000	2,636,660
MHP Lux SA
6.250%, 09/19/29 (144A)	144,000	108,991
		14,215,433
Airlines — 0.1%
ABRA Global Finance
11.500%, 5.500% PIK, 03/02/28 (144A) (i)	387,080	413,340
Air Baltic Corp. AS
14.500%, 08/14/29 (144A) (EUR)	147,000	184,496
Air Canada Pass-Through Trust
3.700%, 07/15/27 (144A)	4,127	4,009
Allegiant Travel Co.
7.250%, 08/15/27 (144A)	175,000	173,511
Avianca Midco 2 PLC
9.000%, 12/01/28 (144A)	135,353	135,040
Azul Secured Finance LLP
11.930%, 08/28/28 (144A)	376,000	364,664
Gol Finance SA
15.344%, 1M TSFR + 10.500%, 01/29/25 (144A) (b)	132,385	140,328
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500%, 06/20/27 (144A)	194,111	196,524
Turkish Airlines Pass-Through Trust
4.200%, 09/15/28 (144A)	458,282	444,706
United Airlines Pass-Through Trust
5.875%, 08/15/38	1,687,000	1,737,980
		3,794,598
Security Description	Principal Amount*	Value

Apparel — 0.1%
NIKE, Inc.
3.375%, 11/01/46	270,000	$215,820
3.375%, 03/27/50	2,115,000	1,667,933
William Carter Co.
5.625%, 03/15/27 (144A)	21,000	20,956
		1,904,709
Auto Manufacturers — 0.2%
Aston Martin Capital Holdings Ltd.
10.000%, 03/31/29 (144A)	217,000	212,938
Ford Motor Credit Co. LLC
6.125%, 03/08/34	1,642,000	1,662,518
General Motors Financial Co., Inc.
5.600%, 06/18/31	837,000	859,433
Toyota Motor Credit Corp.
4.550%, 08/09/29	2,005,000	2,037,205
		4,772,094
Auto Parts & Equipment — 0.0%
Tenneco, Inc.
8.000%, 11/17/28 (144A)	410,000	380,451
Banks — 5.8%
Associated Banc-Corp.
6.455%, SOFR + 3.030%, 08/29/30 (b)	1,205,000	1,238,803
Bancolombia SA
8.625%, 5Y H15 + 4.320%, 12/24/34 (b)	200,000	214,710
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (b)	1,381,000	1,198,160
1.922%, SOFR + 1.370%, 10/24/31 (b)	469,000	404,109
2.676%, SOFR + 1.930%, 06/19/41 (b)	156,000	117,293
2.972%, SOFR + 1.330%, 02/04/33 (b)	411,000	368,068
2.972%, SOFR + 1.560%, 07/21/52 (b)	1,507,000	1,069,589
3.419%, 3M TSFR + 1.302%, 12/20/28 (b)	148,000	143,975
4.330%, 3M TSFR + 1.782%, 03/15/50 (b)	1,087,000	987,205
5.000%, 01/21/44	660,000	671,460
5.468%, SOFR + 1.650%, 01/23/35 (b) (h)	3,191,000	3,355,669
5.819%, SOFR + 1.570%, 09/15/29 (b)	3,100,000	3,262,390
Citigroup, Inc.
2.561%, SOFR + 1.167%, 05/01/32 (b)	949,000	834,097
2.572%, SOFR + 2.107%, 06/03/31 (b)	2,180,000	1,961,811
2.976%, SOFR + 1.422%, 11/05/30 (b)	1,301,000	1,210,726
3.057%, SOFR + 1.351%, 01/25/33 (b)	444,000	396,567
3.070%, SOFR + 1.280%, 02/24/28 (b)	1,573,000	1,528,807
3.520%, 3M TSFR + 1.413%, 10/27/28 (b)	567,000	553,508
3.668%, 3M TSFR + 1.652%, 07/24/28 (b)	1,196,000	1,174,696
3.785%, SOFR + 1.939%, 03/17/33 (b)	412,000	385,945
4.150%, 5Y H15 + 3.000% (b)	64,000	61,450
4.910%, SOFR + 2.086%, 05/24/33 (b)	1,174,000	1,183,350
5.174%, SOFR + 1.364%, 02/13/30 (b)	608,000	624,562
5.449%, SOFR + 1.447%, 06/11/35 (b)	3,457,000	3,605,703
Deutsche Bank AG
3.742%, SOFR + 2.257%, 01/07/33 (b)	594,000	519,892
Goldman Sachs Group, Inc.
1.093%, SOFR + 0.789%, 12/09/26 (b)	150,000	143,877
1.431%, SOFR + 0.798%, 03/09/27 (b)	1,110,000	1,061,732
BHFTII-13

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc.
1.542%, SOFR + 0.818%, 09/10/27 (b)	1,556,000	$1,474,645
1.992%, SOFR + 1.090%, 01/27/32 (b)	510,000	436,263
2.383%, SOFR + 1.248%, 07/21/32 (b)	2,098,000	1,819,491
2.615%, SOFR + 1.281%, 04/22/32 (b) (h)	4,220,000	3,729,275
2.640%, SOFR + 1.114%, 02/24/28 (b)	1,765,000	1,696,496
2.650%, SOFR + 1.264%, 10/21/32 (b)	7,054,000	6,197,435
2.908%, SOFR + 1.472%, 07/21/42 (b)	1,484,000	1,128,162
3.102%, SOFR + 1.410%, 02/24/33 (b) (h)	819,000	736,881
3.210%, SOFR + 1.513%, 04/22/42 (b)	243,000	193,768
3.691%, 3M TSFR + 1.772%, 06/05/28 (b)	3,021,000	2,973,176
3.800%, 03/15/30	2,283,000	2,220,975
4.750%, 10/21/45	151,000	146,746
5.049%, SOFR + 1.210%, 07/23/30 (b)	10,805,000	11,086,747
5.330%, SOFR + 1.550%, 07/23/35 (b)	7,053,000	7,306,084
5.727%, SOFR + 1.265%, 04/25/30 (b)	2,499,000	2,626,331
5.851%, SOFR + 1.552%, 04/25/35 (b)	223,000	239,613
JPMorgan Chase & Co.
1.764%, 3M TSFR + 1.105%, 11/19/31 (b)	2,939,000	2,526,313
1.953%, SOFR + 1.065%, 02/04/32 (b)	3,219,000	2,765,983
2.182%, SOFR + 1.890%, 06/01/28 (b)	1,474,000	1,397,726
2.522%, SOFR + 2.040%, 04/22/31 (b)	4,690,000	4,259,972
2.545%, SOFR + 1.180%, 11/08/32 (b)	1,869,000	1,644,054
2.580%, 3M TSFR + 1.250%, 04/22/32 (b)	533,000	475,348
3.109%, SOFR + 2.440%, 04/22/51 (b)	1,420,000	1,049,164
3.328%, SOFR + 1.580%, 04/22/52 (b)	190,000	146,473
3.650%, 5Y H15 + 2.850% (b)	64,000	61,916
4.493%, 3M TSFR + 3.790%, 03/24/31 (b)	733,000	736,930
4.995%, SOFR + 1.125%, 07/22/30 (b)	9,949,000	10,229,818
5.012%, SOFR + 1.310%, 01/23/30 (b)	1,818,000	1,864,547
5.294%, SOFR + 1.460%, 07/22/35 (b)	4,350,000	4,536,762
5.571%, SOFR + 0.930%, 04/22/28 (b)	2,340,000	2,412,702
5.581%, SOFR + 1.160%, 04/22/30 (b)	1,519,000	1,594,328
5.766%, SOFR + 1.490%, 04/22/35 (b)	5,570,000	6,002,331
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (b) (h)	3,237,000	2,740,036
2.239%, SOFR + 1.178%, 07/21/32 (b)	4,553,000	3,919,857
2.511%, SOFR + 1.200%, 10/20/32 (b)	302,000	263,615
2.699%, SOFR + 1.143%, 01/22/31 (b)	3,757,000	3,441,004
2.943%, SOFR + 1.290%, 01/21/33 (b) (h)	3,246,000	2,899,479
5.042%, SOFR + 1.215%, 07/19/30 (b) (h)	6,811,000	6,999,164
5.320%, SOFR + 1.555%, 07/19/35 (b)	8,334,000	8,654,216
5.656%, SOFR + 1.260%, 04/18/30 (b) (h)	9,330,000	9,814,371
5.831%, SOFR + 1.580%, 04/19/35 (b)	78,000	83,783
UBS AG
3.700%, 02/21/25	2,336,000	2,325,118
7.500%, 02/15/28	563,000	618,393
7.950%, 01/09/25	1,862,000	1,876,413
UBS Group AG
9.250%, 5Y H15 + 4.758% (144A) (b) (h)	275,000	324,317
Wells Fargo & Co.
3.068%, SOFR + 2.530%, 04/30/41 (b)	661,000	521,285
4.611%, SOFR + 2.130%, 04/25/53 (b) (h)	1,384,000	1,279,209
5.013%, 3M TSFR + 4.502%, 04/04/51 (b)	1,025,000	1,004,996
5.198%, SOFR + 1.500%, 01/23/30 (b)	411,000	423,707
5.499%, SOFR + 1.780%, 01/23/35 (b)	3,765,000	3,946,809
Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
5.574%, SOFR + 1.740%, 07/25/29 (b)	138,000	$143,576
		165,273,957
Beverages — 0.1%
Coca-Cola Co.
5.400%, 05/13/64	1,275,000	1,364,628
Biotechnology — 0.5%
Amgen, Inc.
2.450%, 02/21/30	476,000	434,746
4.050%, 08/18/29	732,000	726,861
4.400%, 02/22/62	406,000	347,465
5.250%, 03/02/30	5,634,000	5,878,570
5.750%, 03/02/63	4,320,000	4,559,881
Gilead Sciences, Inc.
1.650%, 10/01/30	992,000	856,484
4.500%, 02/01/45	1,752,000	1,622,335
4.800%, 04/01/44	768,000	741,885
		15,168,227
Chemicals — 0.0%
Ecolab, Inc.
2.125%, 08/15/50	553,000	331,325
OCP SA
6.750%, 05/02/34 (144A) (h)	200,000	214,644
Olympus Water U.S. Holding Corp.
9.750%, 11/15/28 (144A)	203,000	216,653
		762,622
Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
9.750%, 07/15/27 (144A)	127,000	127,273
Champions Financing, Inc.
8.750%, 02/15/29 (144A)	49,000	49,909
DP World Salaam
6.000%, 5Y H15 + 5.750%, 10/01/25 (b)	200,000	199,760
Garda World Security Corp.
7.750%, 02/15/28 (144A)	62,000	64,288
9.500%, 11/01/27 (144A)	109,000	109,143
Global Payments, Inc.
2.900%, 05/15/30	453,000	412,602
3.200%, 08/15/29 (h)	271,000	253,891
5.300%, 08/15/29	182,000	187,080
5.400%, 08/15/32	280,000	287,404
Moody's Corp.
2.000%, 08/19/31 (h)	412,000	355,275
		2,046,625
Computers — 0.3%
Dell International LLC/EMC Corp.
4.900%, 10/01/26	3,754,000	3,792,912
Gartner, Inc.
3.625%, 06/15/29 (144A)	647,000	617,507
4.500%, 07/01/28 (144A)	4,240,000	4,196,582
BHFTII-14

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Computers—(Continued)
Hewlett Packard Enterprise Co.
5.250%, 07/01/28	890,000	$917,619
		9,524,620
Cosmetics/Personal Care — 0.0%
Colgate-Palmolive Co.
3.700%, 08/01/47	176,000	151,208
Diversified Financial Services — 0.1%
American Express Co.
5.043%, SOFR + 0.930%, 07/26/28 (b)	1,030,000	1,052,381
5.284%, SOFR + 1.420%, 07/26/35 (b)	813,000	846,500
Intercontinental Exchange, Inc.
3.100%, 09/15/27	271,000	264,010
Mastercard, Inc.
3.850%, 03/26/50	312,000	263,857
3.950%, 02/26/48	472,000	410,387
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/30 (144A) (h)	195,000	187,064
5.500%, 08/15/28 (144A)	221,000	218,774
5.750%, 11/15/31 (144A)	96,000	94,039
6.000%, 01/15/27 (144A)	49,000	49,006
PennyMac Financial Services, Inc.
7.875%, 12/15/29 (144A)	90,000	95,969
Visa, Inc.
2.000%, 08/15/50	1,078,000	652,110
4.300%, 12/14/45	72,000	67,083
		4,201,180
Electric — 2.5%
AEP Texas, Inc.
3.450%, 05/15/51	1,070,000	765,531
4.150%, 05/01/49	348,000	285,822
4.700%, 05/15/32	906,000	909,223
AEP Transmission Co. LLC
3.150%, 09/15/49	674,000	485,831
3.650%, 04/01/50	930,000	733,961
3.750%, 12/01/47	539,000	436,634
3.800%, 06/15/49	851,000	683,749
4.250%, 09/15/48	169,000	147,458
4.500%, 06/15/52	772,000	696,557
5.400%, 03/15/53	509,000	527,335
AES Andes SA
8.150%, 5Y H15 + 3.835%, 06/10/55 (144A) (b)	285,000	294,203
AES Panama Generation Holdings SRL
4.375%, 05/31/30	193,026	175,106
Alabama Power Co.
3.750%, 03/01/45	1,508,000	1,255,281
4.150%, 08/15/44	435,000	380,410
5.500%, 03/15/41	285,000	293,841
Algonquin Power & Utilities Corp.
5.365%, 06/15/26	483,000	488,837
Baltimore Gas & Electric Co.
3.200%, 09/15/49	880,000	634,299
4.250%, 09/15/48	622,000	545,754
4.550%, 06/01/52	311,000	280,835
Security Description	Principal Amount*	Value

Electric—(Continued)
Baltimore Gas & Electric Co.
5.400%, 06/01/53	135,000	$139,889
Consumers Energy Co.
3.950%, 07/15/47	334,000	285,159
Dominion Energy South Carolina, Inc.
6.250%, 10/15/53	257,000	299,575
Dominion Energy, Inc.
7.000%, 5Y H15 + 2.511%, 06/01/54 (b) (h)	342,000	373,405
Duke Energy Carolinas LLC
3.200%, 08/15/49	1,643,000	1,192,386
3.450%, 04/15/51	385,000	291,000
3.550%, 03/15/52	135,000	103,996
3.700%, 12/01/47	985,000	789,051
3.875%, 03/15/46	355,000	295,408
3.950%, 03/15/48	344,000	286,467
5.350%, 01/15/53	233,000	240,415
Duke Energy Corp.
3.950%, 08/15/47	681,000	552,884
5.000%, 08/15/52	802,000	759,383
Duke Energy Florida LLC
1.750%, 06/15/30	688,000	601,050
3.000%, 12/15/51	773,000	535,886
4.200%, 07/15/48	700,000	601,095
5.950%, 11/15/52	1,342,000	1,483,834
Duke Energy Ohio, Inc.
4.300%, 02/01/49	171,000	147,927
5.550%, 03/15/54	143,000	149,514
Duke Energy Progress LLC
2.500%, 08/15/50	1,445,000	914,980
3.450%, 03/15/29	306,000	297,942
4.000%, 04/01/52	1,292,000	1,079,194
5.350%, 03/15/53	779,000	806,010
Edison International
4.125%, 03/15/28	762,000	755,275
5.250%, 11/15/28 (h)	722,000	741,811
5.750%, 06/15/27 (h)	1,429,000	1,474,705
6.950%, 11/15/29	1,893,000	2,086,513
FirstEnergy Corp.
3.400%, 03/01/50	1,387,000	1,016,421
3.900%, 07/15/27	3,152,000	3,119,258
4.850%, 07/15/47	1,323,000	1,212,463
FirstEnergy Transmission LLC
4.550%, 04/01/49 (144A)	2,331,000	2,096,623
5.000%, 01/15/35 (144A)	821,000	833,587
Florida Power & Light Co.
2.875%, 12/04/51	1,589,000	1,099,913
3.150%, 10/01/49	1,120,000	822,636
3.990%, 03/01/49	1,905,000	1,625,600
5.600%, 06/15/54	138,000	150,494
FreeWire Technologies, Inc.
6.000%, 02/20/28 † (j) (k)	1,496,105	0
Generacion Mediterranea SA/Central Termica Roca SA
9.875%, 12/01/27 (144A)	142,696	126,815
Georgia Power Co.
4.950%, 05/17/33	1,554,000	1,597,497
5.125%, 05/15/52	745,000	745,810
BHFTII-15

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Interstate Power & Light Co.
5.450%, 09/30/54	85,000	$87,893
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.078%, 10/01/54	941,000	955,267
MidAmerican Energy Co.
3.650%, 08/01/48	369,000	296,623
4.250%, 05/01/46	353,000	311,712
5.300%, 02/01/55	955,000	987,096
5.850%, 09/15/54	247,000	275,086
Northern States Power Co.
2.900%, 03/01/50	271,000	189,505
3.400%, 08/15/42	176,000	143,769
3.600%, 05/15/46	185,000	149,476
4.125%, 05/15/44	231,000	202,214
Ohio Power Co.
2.600%, 04/01/30	1,052,000	955,952
2.900%, 10/01/51	226,000	148,542
4.000%, 06/01/49	799,000	654,650
4.150%, 04/01/48	432,000	360,744
Pacific Gas & Electric Co.
3.500%, 08/01/50 (h)	1,359,000	984,166
3.950%, 12/01/47	900,000	708,500
5.250%, 03/01/52	2,106,000	1,995,911
PECO Energy Co.
2.850%, 09/15/51	218,000	147,676
3.000%, 09/15/49	467,000	331,036
3.700%, 09/15/47	615,000	495,802
4.600%, 05/15/52	609,000	566,402
PG&E Corp.
7.375%, 5Y H15 + 3.883%, 03/15/55 (b) (h)	710,000	744,700
PPL Capital Funding, Inc.
5.250%, 09/01/34 (h)	175,000	180,185
Public Service Electric & Gas Co.
2.050%, 08/01/50	457,000	267,044
3.150%, 01/01/50	602,000	444,046
San Diego Gas & Electric Co.
2.950%, 08/15/51	232,000	162,846
3.320%, 04/15/50	467,000	343,721
Southern California Edison Co.
2.250%, 06/01/30	1,529,000	1,366,114
2.500%, 06/01/31	1,137,000	1,005,407
2.850%, 08/01/29	1,092,000	1,025,236
5.150%, 06/01/29	300,000	311,234
5.350%, 07/15/35	444,000	463,202
5.450%, 06/01/31	963,000	1,018,951
5.550%, 01/15/37	135,000	143,341
5.625%, 02/01/36	546,000	577,246
5.650%, 10/01/28	1,779,000	1,869,430
Southern Co.
4.250%, 07/01/36	300,000	284,604
4.850%, 03/15/35	2,461,000	2,480,837
Virginia Electric & Power Co.
2.450%, 12/15/50	725,000	448,090
5.450%, 04/01/53	313,000	324,388
5.550%, 08/15/54	365,000	383,645
Security Description	Principal Amount*	Value

Electric—(Continued)
Vistra Operations Co. LLC
6.000%, 04/15/34 (144A)	2,123,000	$2,268,769
6.950%, 10/15/33 (144A)	1,983,000	2,235,626
Wisconsin Electric Power Co.
5.050%, 10/01/54	220,000	218,479
		71,267,701
Electronics — 0.1%
EquipmentShare.com, Inc.
9.000%, 05/15/28 (144A) (h)	481,000	502,295
Honeywell International, Inc.
3.812%, 11/21/47	240,000	201,276
5.250%, 03/01/54	792,000	826,028
5.350%, 03/01/64	696,000	733,550
		2,263,149
Energy-Alternate Sources — 0.1%
Continuum Energy Pte. Ltd.
5.000%, 7.850%, PIK, 09/13/27 (i) (j) (k)	1,366,000	1,389,905
SCC Power PLC
4.000%, 4.000% PIK, 05/17/32 (144A) (i)	696,702	99,280
8.000%, 4.000% PIK, 12/31/28 (144A) (i)	1,286,221	526,708
		2,015,893
Engineering & Construction — 0.0%
IHS Holding Ltd.
6.250%, 11/29/28 (144A)	223,000	208,712
Weekley Homes LLC/Weekley Finance Corp.
4.875%, 09/15/28 (144A)	175,000	170,392
		379,104
Entertainment — 0.1%
Affinity Interactive
6.875%, 12/15/27 (144A)	194,000	166,781
HR Ottawa LP
11.000%, 03/31/31 (144A)	3,772,000	3,708,345
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, 05/01/29 (144A)	232,000	222,528
		4,097,654
Environmental Control — 0.0%
Clean Harbors, Inc.
4.875%, 07/15/27 (144A)	72,000	70,978
Reworld Holding Corp.
4.875%, 12/01/29 (144A) (h)	101,000	95,076
		166,054
Food — 0.0%
Pilgrim's Pride Corp.
6.250%, 07/01/33	436,000	462,579
Gas — 0.1%
CenterPoint Energy Resources Corp.
4.400%, 07/01/32	502,000	494,268
BHFTII-16

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Gas—(Continued)
New Generation Gas Bond Corp.
Zero Coupon, 09/30/29 †	407,297	$401,188
NiSource, Inc.
5.250%, 03/30/28	785,000	808,614
5.350%, 04/01/34	219,000	227,368
5.400%, 06/30/33	283,000	294,478
ONE Gas, Inc.
5.100%, 04/01/29	574,000	594,576
Piedmont Natural Gas Co., Inc.
2.500%, 03/15/31	558,000	492,356
Promigas SA ESP/Gases del Pacifico SAC
3.750%, 10/16/29 (144A)	207,000	191,209
		3,504,057
Healthcare-Products — 0.1%
Agilent Technologies, Inc.
2.100%, 06/04/30	334,000	295,773
Solventum Corp.
5.450%, 02/25/27 (144A)	743,000	758,346
6.000%, 05/15/64 (144A)	1,116,000	1,152,420
Thermo Fisher Scientific, Inc.
4.950%, 11/21/32	1,165,000	1,213,208
		3,419,747
Healthcare-Services — 0.9%
Elevance Health, Inc.
3.125%, 05/15/50	362,000	256,745
3.600%, 03/15/51	1,119,000	862,932
4.850%, 08/15/54	158,000	142,698
5.125%, 02/15/53	430,000	421,933
5.650%, 06/15/54 (h)	140,000	147,743
HCA, Inc.
2.375%, 07/15/31	1,133,000	979,574
3.500%, 09/01/30	3,424,000	3,226,693
5.250%, 04/15/25	1,102,000	1,103,272
5.375%, 09/01/26	3,065,000	3,098,184
5.450%, 04/01/31	4,574,000	4,765,662
5.875%, 02/15/26	1,731,000	1,749,162
5.875%, 02/01/29	37,000	38,777
7.690%, 06/15/25	525,000	534,535
Humana, Inc.
5.875%, 03/01/33	422,000	447,995
5.950%, 03/15/34	776,000	830,470
Select Medical Corp.
6.250%, 08/15/26 (144A)	429,000	431,610
UnitedHealth Group, Inc.
2.900%, 05/15/50	322,000	225,548
3.250%, 05/15/51	294,000	217,781
3.700%, 08/15/49	770,000	620,134
4.250%, 06/15/48	815,000	721,418
5.625%, 07/15/54	1,706,000	1,830,199
5.750%, 07/15/64	1,393,000	1,503,753
6.050%, 02/15/63	1,037,000	1,174,047
		25,330,865
Security Description	Principal Amount*	Value

Home Builders — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	77,000	$73,915
4.625%, 04/01/30 (144A) (h)	190,000	182,037
6.625%, 01/15/28 (144A)	727,000	733,553
Beazer Homes USA, Inc.
7.250%, 10/15/29	772,000	792,611
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
5.000%, 06/15/29 (144A) (h)	135,000	129,385
Forestar Group, Inc.
5.000%, 03/01/28 (144A)	287,000	279,543
Homes by WestBay, LLC
11.000%, 02/06/30 † (j) (k)	3,134,000	3,204,515
Landsea Homes Corp.
11.000%, 07/17/28 † (j) (k)	3,104,000	3,391,120
LGI Homes, Inc.
8.750%, 12/15/28 (144A)	232,000	248,453
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	337,000	322,645
5.250%, 12/15/27 (144A)	245,000	243,558
STL Holding Co. LLC
8.750%, 02/15/29 (144A)	178,000	189,358
		9,790,693
Insurance — 0.1%
Ambac Assurance Corp.
5.100% (144A) (l)	162,922	226,461
American International Group, Inc.
4.375%, 06/30/50	523,000	468,816
Marsh & McLennan Cos., Inc.
5.450%, 03/15/54	690,000	715,638
5.700%, 09/15/53 (h)	858,000	922,267
6.250%, 11/01/52	159,000	185,207
		2,518,389
Internet — 0.3%
Amazon.com, Inc.
3.950%, 04/13/52 (h)	277,000	240,771
4.100%, 04/13/62	2,580,000	2,227,519
4.250%, 08/22/57	756,000	684,322
Meta Platforms, Inc.
4.650%, 08/15/62	1,654,000	1,539,928
5.550%, 08/15/64	1,947,000	2,079,532
5.750%, 05/15/63	1,348,000	1,477,573
Uber Technologies, Inc.
5.350%, 09/15/54	180,000	178,524
Wayfair LLC
7.250%, 10/31/29 (144A)	69,000	70,688
		8,498,857
Iron/Steel — 0.0%
Big River Steel LLC/BRS Finance Corp.
6.625%, 01/31/29 (144A)	206,000	208,700
Mineral Resources Ltd.
9.250%, 10/01/28 (144A)	125,000	133,099
BHFTII-17

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Iron/Steel—(Continued)
Samarco Mineracao SA
9.000%, 5.500% PIK, 06/30/31 (i)	436,095	$408,586
Vale Overseas Ltd.
6.400%, 06/28/54	25,000	26,336
		776,721
Lodging — 0.1%
Full House Resorts, Inc.
8.250%, 02/15/28 (144A)	97,000	97,144
Grupo Posadas SAB de CV
7.000%, 12/30/27 (m)	205,810	188,297
Marriott International, Inc.
2.750%, 10/15/33	171,000	146,060
Sonder Holdings, Inc.
12.470%, SOFR + 9.000%, 01/19/27 † (b) (i) (j) (k)	1,691,254	1,589,779
14.596%, SOFR + 9.000%, 12/31/24 † (b) (i) (j) (k)	217,889	216,538
		2,237,818
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.
3.250%, 09/19/49	1,169,000	897,769
Machinery-Diversified — 0.1%
CNH Industrial Capital LLC
5.450%, 10/14/25	1,596,000	1,610,961
Deere & Co.
2.875%, 09/07/49	184,000	133,205
		1,744,166
Media — 0.4%
AMC Networks, Inc.
4.250%, 02/15/29	313,000	226,374
10.250%, 01/15/29 (144A)	205,000	210,668
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900%, 06/01/52	4,037,000	2,646,837
Comcast Corp.
2.450%, 08/15/52	248,000	151,270
2.650%, 08/15/62	2,025,000	1,198,250
2.887%, 11/01/51	346,000	232,501
2.937%, 11/01/56	866,000	565,978
2.987%, 11/01/63	1,470,000	932,454
3.969%, 11/01/47	350,000	292,446
4.250%, 10/15/30	379,000	378,355
5.500%, 05/15/64	544,000	562,487
CSC Holdings LLC
5.500%, 04/15/27 (144A)	400,000	351,781
11.250%, 05/15/28 (144A)	200,000	193,063
11.750%, 01/31/29 (144A)	247,000	238,748
DISH DBS Corp.
5.875%, 11/15/24	869,000	863,969
Paramount Global
4.600%, 01/15/45	223,000	164,583
4.900%, 08/15/44	152,000	116,819
5.250%, 04/01/44	579,000	461,256
5.850%, 09/01/43	524,000	456,989
Security Description	Principal Amount*	Value

Media—(Continued)
Paramount Global
6.375%, 5Y H15 + 3.999%, 03/30/62 (b) (h)	241,000	$222,922
		10,467,750
Mining — 0.3%
Anglo American Capital PLC
5.500%, 05/02/33 (144A) (h)	906,000	931,353
5.625%, 04/01/30 (144A)	1,519,000	1,578,759
Glencore Funding LLC
2.500%, 09/01/30 (144A)	772,000	692,121
2.625%, 09/23/31 (144A)	190,000	166,463
2.850%, 04/27/31 (144A)	654,000	586,374
5.400%, 05/08/28 (144A)	715,000	735,364
6.375%, 10/06/30 (144A)	2,543,000	2,764,378
Vedanta Resources Finance II PLC
10.875%, 09/17/29 (144A)	656,000	666,345
Volcan Cia Minera SAA
8.750%, 01/24/30 (144A)	9,000	7,764
		8,128,921
Oil & Gas — 2.5%
Antero Resources Corp.
5.375%, 03/01/30 (144A) (h)	1,864,000	1,841,613
7.625%, 02/01/29 (144A)	1,388,000	1,432,105
Apache Corp.
5.250%, 02/01/42	708,000	634,753
BP Capital Markets America, Inc.
2.721%, 01/12/32 (h)	276,000	245,988
California Resources Corp.
8.250%, 06/15/29 (144A)	179,000	182,415
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.750%, 07/15/28 (144A)	388,000	381,348
Chevron USA, Inc.
2.343%, 08/12/50	416,000	259,848
Civitas Resources, Inc.
5.000%, 10/15/26 (144A)	294,000	290,729
8.375%, 07/01/28 (144A)	268,000	278,578
Devon Energy Corp.
4.500%, 01/15/30	1,577,000	1,563,031
5.875%, 06/15/28	284,000	287,101
Diamondback Energy, Inc.
3.125%, 03/24/31	4,682,000	4,268,426
3.250%, 12/01/26	8,219,000	8,043,864
3.500%, 12/01/29	11,200,000	10,652,392
4.250%, 03/15/52	2,544,000	2,062,276
4.400%, 03/24/51 (h)	708,000	587,477
5.750%, 04/18/54	929,000	936,126
5.900%, 04/18/64	4,640,000	4,676,852
6.250%, 03/15/53	116,000	124,269
Ecopetrol SA
8.375%, 01/19/36	30,000	30,675
8.875%, 01/13/33 (h)	71,000	76,137
EQT Corp.
3.125%, 05/15/26 (144A)	2,443,000	2,378,595
3.625%, 05/15/31 (144A)	3,499,000	3,211,611
BHFTII-18

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
EQT Corp.
3.900%, 10/01/27 (h)	3,211,000	$3,155,409
5.000%, 01/15/29	1,689,000	1,708,481
5.700%, 04/01/28	2,405,000	2,488,434
5.750%, 02/01/34	1,424,000	1,463,299
7.000%, 02/01/30 (h)	3,153,000	3,442,496
Exxon Mobil Corp.
2.995%, 08/16/39	347,000	285,009
3.452%, 04/15/51	2,196,000	1,701,650
4.227%, 03/19/40	213,000	199,410
Gran Tierra Energy, Inc.
9.500%, 10/15/29 (144A)	200,000	189,853
Hess Corp.
6.000%, 01/15/40	287,000	309,430
7.300%, 08/15/31	498,000	570,278
MC Brazil Downstream Trading SARL
7.250%, 06/30/31 (144A)	215,233	184,179
NAK Naftogaz Ukraine via Kondor Finance PLC
7.125%, 07/19/26 (EUR) (i)	427,202	338,275
7.625%, 11/08/28 (144A)	379,000	310,803
Occidental Petroleum Corp.
5.375%, 01/01/32	416,000	421,713
Permian Resources Operating LLC
5.875%, 07/01/29 (144A)	134,000	133,874
7.000%, 01/15/32 (144A)	140,000	145,647
8.000%, 04/15/27 (144A)	358,000	368,600
Petroleos de Venezuela SA
9.750%, 05/17/35 (n)	463,000	49,772
Petroleos Mexicanos
6.500%, 03/13/27	1,249,000	1,224,798
8.750%, 06/02/29	69,800	70,665
10.000%, 02/07/33	32,000	33,906
Pioneer MidCo. LLC
11.625%, 11/18/30 † (i) (j) (k)	1,256,194	1,297,020
Pioneer Natural Resources Co.
2.150%, 01/15/31	584,000	513,044
Shelf Drilling Holdings Ltd.
9.625%, 04/15/29 (144A)	462,000	426,117
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.875%, 11/01/28 (144A)	200,000	209,221
Transocean Titan Financing Ltd.
8.375%, 02/01/28 (144A)	110,000	113,301
Transocean, Inc.
8.250%, 05/15/29 (144A)	239,000	236,927
Vantage Drilling International Ltd.
9.500%, 02/15/28 (144A)	343,000	345,219
Viper Energy, Inc.
5.375%, 11/01/27 (144A)	2,858,000	2,846,287
7.375%, 11/01/31 (144A)	1,040,000	1,096,861
Wildfire Intermediate Holdings LLC
7.500%, 10/15/29 (144A)	151,000	148,592
YPF SA
6.950%, 07/21/27	95,000	92,434
9.500%, 01/17/31 (144A)	289,000	305,069
		70,872,282
Security Description	Principal Amount*	Value

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125%, 08/15/26 (144A)	982,000	$885,219
Berry Global, Inc.
1.650%, 01/15/27	324,000	304,163
Clydesdale Acquisition Holdings, Inc.
8.750%, 04/15/30 (144A) (h)	192,000	194,965
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27 (144A)	187,000	193,204
Trivium Packaging Finance BV
5.500%, 08/15/26 (144A)	317,000	315,765
		1,893,316
Pharmaceuticals — 0.6%
AbbVie, Inc.
4.500%, 05/14/35	531,000	529,300
4.550%, 03/15/35	1,936,000	1,936,480
5.050%, 03/15/34	4,796,000	5,009,514
Becton Dickinson & Co.
3.794%, 05/20/50	415,000	335,974
Bristol-Myers Squibb Co.
3.900%, 03/15/62	192,000	152,231
5.650%, 02/22/64	616,000	652,787
CVS Health Corp.
4.250%, 04/01/50	2,560,000	2,066,310
Eli Lilly & Co.
5.200%, 08/14/64	195,000	201,256
Pfizer Investment Enterprises Pte. Ltd.
4.750%, 05/19/33	626,000	638,081
5.300%, 05/19/53	1,682,000	1,739,935
Pfizer, Inc.
4.000%, 12/15/36	482,000	459,282
4.125%, 12/15/46	329,000	291,643
Takeda Pharmaceutical Co. Ltd.
2.050%, 03/31/30	2,363,000	2,102,380
		16,115,173
Pipelines — 2.1%
Buckeye Partners LP
4.125%, 03/01/25 (144A)	88,000	87,269
4.350%, 10/15/24	167,000	166,750
Cameron LNG LLC
3.302%, 01/15/35 (144A)	2,908,000	2,509,611
3.402%, 01/15/38 (144A)	1,253,000	1,071,400
Cheniere Corpus Christi Holdings LLC
2.742%, 12/31/39	2,774,000	2,302,928
5.125%, 06/30/27	4,761,000	4,839,903
Cheniere Energy Partners LP
3.250%, 01/31/32 (h)	2,550,000	2,280,252
4.000%, 03/01/31	2,616,000	2,475,753
4.500%, 10/01/29 (h)	2,158,000	2,128,492
5.950%, 06/30/33	134,000	141,792
Cheniere Energy, Inc.
5.650%, 04/15/34 (144A)	3,322,000	3,436,974
Enbridge, Inc.
2.500%, 08/01/33	183,000	153,678
BHFTII-19

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Energy Transfer LP
5.000%, 05/15/50 (h)	897,000	$810,368
5.400%, 10/01/47	1,097,000	1,044,615
5.950%, 05/15/54 (h)	1,372,000	1,404,175
6.050%, 09/01/54	859,000	889,879
6.100%, 02/15/42	353,000	366,665
7.375%, 02/01/31 (144A)	5,985,000	6,367,136
EnLink Midstream Partners LP
5.600%, 04/01/44	490,000	468,313
EQM Midstream Partners LP
4.500%, 01/15/29 (144A)	332,000	324,786
Kinder Morgan Energy Partners LP
4.700%, 11/01/42	301,000	268,325
5.400%, 09/01/44 (h)	464,000	448,664
5.500%, 03/01/44	293,000	288,134
NGPL PipeCo LLC
3.250%, 07/15/31 (144A)	3,754,000	3,336,789
Northwest Pipeline LLC
4.000%, 04/01/27	143,000	141,527
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (h)	3,748,000	3,738,058
5.000%, 03/15/27	3,796,000	3,845,271
5.625%, 03/01/25	1,762,000	1,763,621
5.875%, 06/30/26	1,327,000	1,348,678
5.900%, 09/15/37	1,947,000	2,053,441
South Bow USA Infrastructure Holdings LLC
4.911%, 09/01/27 (144A)	760,000	765,810
5.026%, 10/01/29 (144A)	287,000	287,749
Targa Resources Corp.
4.200%, 02/01/33	1,779,000	1,684,521
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, 01/15/32	2,004,000	1,885,638
4.875%, 02/01/31	2,240,000	2,223,510
5.000%, 01/15/28	1,900,000	1,899,816
5.500%, 03/01/30	476,000	484,710
Texas Eastern Transmission LP
3.500%, 01/15/28 (144A)	324,000	313,767
Transcontinental Gas Pipe Line Co. LLC
3.950%, 05/15/50	2,000	1,590
4.000%, 03/15/28	804,000	793,199
7.850%, 02/01/26	233,000	240,989
Venture Global LNG, Inc.
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (b)	381,000	386,193
		61,470,739
Real Estate — 0.2%
Five Point Operating Co. LP/Five Point Capital Corp.
10.500%, 01/15/28 (144A) (m)	394,604	403,749
Howard Hughes Corp.
5.375%, 08/01/28 (144A)	416,000	409,888
Lessen, Inc.
8.500%, 2.750% PIK, 01/05/28 † (b) (i) (j) (k)	1,862,209	1,738,931
Resort Communities Loanco LP
12.000%, 2.000% PIK, 11/21/28 (i) (j) (k)	4,292,368	4,362,334
		6,914,902
Security Description	Principal Amount*	Value

Real Estate Investment Trusts — 1.5%
American Tower Corp.
1.875%, 10/15/30	342,000	$294,619
2.700%, 04/15/31	782,000	698,075
2.900%, 01/15/30	1,370,000	1,266,865
Crown Castle, Inc.
2.100%, 04/01/31	865,000	739,874
2.250%, 01/15/31	4,195,000	3,637,570
2.500%, 07/15/31	418,000	363,794
Equinix, Inc.
2.150%, 07/15/30	2,003,000	1,770,336
2.500%, 05/15/31	2,793,000	2,467,621
3.900%, 04/15/32 (h)	1,864,000	1,784,878
Extra Space Storage LP
2.350%, 03/15/32	502,000	423,682
GLP Capital LP/GLP Financing II, Inc.
3.250%, 01/15/32	3,649,000	3,228,085
4.000%, 01/15/30	2,814,000	2,686,957
4.000%, 01/15/31	3,749,000	3,514,413
5.300%, 01/15/29	3,374,000	3,431,317
5.750%, 06/01/28	2,217,000	2,275,706
6.250%, 09/15/54	3,583,000	3,786,203
6.750%, 12/01/33	887,000	975,705
NNN REIT, Inc.
3.000%, 04/15/52	831,000	550,027
3.100%, 04/15/50	236,000	161,580
3.500%, 04/15/51	1,071,000	790,473
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, 05/15/29 (144A)	340,000	329,892
Prologis Targeted U.S. Logistics Fund LP
5.250%, 01/15/35 (144A)	315,000	322,149
Service Properties Trust
5.500%, 12/15/27	71,000	67,596
8.375%, 06/15/29	828,000	827,069
8.875%, 06/15/32	899,000	858,740
VICI Properties LP
4.750%, 02/15/28	2,147,000	2,155,292
4.950%, 02/15/30 (h)	4,039,000	4,062,907
VICI Properties LP/VICI Note Co., Inc.
3.750%, 02/15/27 (144A)	786,000	766,600
XHR LP
4.875%, 06/01/29 (144A)	52,000	49,841
		44,287,866
Retail — 0.2%
Home Depot, Inc.
3.350%, 04/15/50	114,000	87,623
5.300%, 06/25/54 (h)	240,000	252,231
5.400%, 06/25/64	439,000	464,806
Lowe's Cos., Inc.
2.800%, 09/15/41	610,000	447,897
3.000%, 10/15/50	310,000	210,736
4.375%, 09/15/45	1,764,000	1,557,243
4.500%, 04/15/30 (h)	2,358,000	2,388,336
5.800%, 10/15/36	553,000	600,812
		6,009,684
BHFTII-20

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Semiconductors — 0.4%
Advanced Micro Devices, Inc.
4.393%, 06/01/52 (h)	1,148,000	$1,068,653
Broadcom, Inc.
3.137%, 11/15/35 (144A) (h)	3,500,000	2,992,973
4.750%, 04/15/29	1,161,000	1,179,366
5.050%, 07/12/29	1,535,000	1,581,177
Intel Corp.
3.250%, 11/15/49	317,000	213,231
5.050%, 08/05/62	338,000	297,414
KLA Corp.
3.300%, 03/01/50	1,680,000	1,270,846
Lam Research Corp.
3.125%, 06/15/60	274,000	189,123
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500%, 05/11/31	793,000	694,903
2.650%, 02/15/32	320,000	277,898
Texas Instruments, Inc.
2.700%, 09/15/51	487,000	329,604
5.000%, 03/14/53	467,000	470,660
		10,565,848
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
4.200%, 05/01/30	15,000	14,750
Software — 0.4%
Cloud Software Group, Inc.
9.000%, 09/30/29 (144A)	128,000	130,254
Dye & Durham Ltd.
8.625%, 04/15/29 (144A) (h)	170,000	179,839
MSCI, Inc.
4.000%, 11/15/29 (144A) (h)	579,000	561,707
Oracle Corp.
3.600%, 04/01/50	323,000	245,901
3.950%, 03/25/51 (h)	2,715,000	2,185,040
4.000%, 07/15/46	1,032,000	856,085
4.000%, 11/15/47	1,821,000	1,495,123
4.100%, 03/25/61	581,000	456,992
4.375%, 05/15/55	742,000	633,302
5.375%, 07/15/40	812,000	828,248
5.500%, 09/27/64	1,414,000	1,408,566
6.900%, 11/09/52 (h)	985,000	1,187,300
Playtika Holding Corp.
4.250%, 03/15/29 (144A)	61,000	55,983
Veritas U.S., Inc./Veritas Bermuda Ltd.
7.500%, 09/01/25 (144A)	87,000	81,618
		10,305,958
Telecommunications — 1.5%
AT&T, Inc.
3.500%, 09/15/53	837,000	614,922
3.550%, 09/15/55	211,000	154,333
3.650%, 06/01/51	1,148,000	880,320
3.650%, 09/15/59	6,108,000	4,431,697
3.800%, 12/01/57	5,752,000	4,355,037
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
CommScope Technologies LLC
6.000%, 06/15/25 (144A)	140,000	$135,450
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A)	200,000	193,547
Digicel Group Holdings Ltd.
Zero Coupon, 12/31/30 (144A)	160,005	60,002
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S.
12.000%, 3.000% PIK, 05/25/27 (i)	122,144	122,894
Digicel Midco Ltd./Difl U.S. II LLC
10.500%, 11.000% PIK, 11/25/28 (i)	82,245	74,020
Juniper Networks, Inc.
3.750%, 08/15/29	345,000	332,634
Kenbourne Invest SA
4.700%, 01/22/28 (144A) † (n)	210,000	126,640
6.875%, 11/26/24 (144A) † (n)	310,000	189,100
Level 3 Financing, Inc.
4.625%, 09/15/27 (144A)	165,000	145,327
10.000%, 10/15/32 (144A)	785,960	750,690
11.000%, 11/15/29 (144A)	187,018	207,137
Motorola Solutions, Inc.
5.600%, 06/01/32	454,000	480,011
Rogers Communications, Inc.
5.300%, 02/15/34	1,652,000	1,680,677
Sprint LLC
7.625%, 02/15/25	1,773,000	1,778,567
7.625%, 03/01/26	6,518,000	6,732,768
T-Mobile USA, Inc.
2.550%, 02/15/31	324,000	288,783
3.875%, 04/15/30	7,191,000	6,993,036
5.050%, 07/15/33	2,082,000	2,134,035
Verizon Communications, Inc.
1.500%, 09/18/30	345,000	296,003
1.680%, 10/30/30	2,060,000	1,762,156
2.355%, 03/15/32	5,851,000	5,040,877
4.272%, 01/15/36	1,013,000	968,084
4.780%, 02/15/35 (144A)	1,672,000	1,669,599
VF Ukraine PAT via VFU Funding PLC
6.200%, 02/11/25 (144A)	74,000	65,741
Zayo Group Holdings, Inc.
4.000%, 03/01/27 (144A) (h)	394,000	352,411
Zegona Finance PLC
8.625%, 07/15/29 (144A)	292,000	311,710
		43,328,208
Transportation — 0.3%
Burlington Northern Santa Fe LLC
3.050%, 02/15/51	988,000	711,921
3.300%, 09/15/51	975,000	737,543
4.450%, 01/15/53	395,000	366,028
5.500%, 03/15/55	798,000	860,729
Norfolk Southern Corp.
2.900%, 08/25/51	243,000	163,689
3.050%, 05/15/50	480,000	338,123
3.155%, 05/15/55	1,519,000	1,052,413
3.400%, 11/01/49	326,000	244,905
BHFTII-21

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Transportation—(Continued)
Norfolk Southern Corp.
4.150%, 02/28/48	583,000	$503,518
Union Pacific Corp.
3.550%, 05/20/61	402,000	297,739
3.750%, 02/05/70	389,000	294,514
3.839%, 03/20/60	872,000	696,720
3.850%, 02/14/72	499,000	387,487
4.100%, 09/15/67	365,000	299,156
Union Pacific Railroad Co. Pass-Through Trust
3.227%, 05/14/26	546,450	536,367
		7,490,852
Trucking & Leasing — 0.0%
GATX Corp.
6.050%, 06/05/54	303,000	327,610
Water — 0.0%
Thames Water Utilities Finance PLC
4.000%, 06/19/25 (GBP)	400,000	411,593
Total Corporate Bonds & Notes (Cost $664,233,263)		684,801,270

Asset-Backed Securities—9.8%
Asset-Backed - Automobile — 0.1%
Auto ABS Italian Stella Loans SRL
5.078%, 1M EURIBOR + 1.700%, 12/29/36 (EUR) (b)	100,000	111,520
5.678%, 1M EURIBOR + 2.300%, 12/29/36 (EUR) (b)	100,000	111,973
7.878%, 1M EURIBOR + 4.500%, 12/29/36 (EUR) (b)	40,966	45,676
Auto1 Car Funding SARL
6.936%, 1M EURIBOR + 3.500%, 12/15/33 (EUR) (b)	100,000	114,976
Cardiff Auto Receivables Securitisation PLC
6.860%, SONIA + 1.900%, 08/20/31 (GBP) (b)	259,000	347,128
7.560%, SONIA + 2.600%, 08/20/31 (GBP) (b)	197,000	264,384
Hill FL BV
5.160%, 1M EURIBOR + 1.950%, 10/18/32 (EUR) (b)	100,000	111,315
Pony SA Compartment German Auto Loans
4.636%, 1M EURIBOR + 1.200%, 01/14/33 (EUR) (b)	100,000	111,183
5.086%, 1M EURIBOR + 1.650%, 01/14/33 (EUR) (b)	100,000	111,175
SCF Rahoituspalvelut XIII DAC
4.746%, 1M EURIBOR + 1.400%, 06/25/34 (EUR) (b)	100,000	111,334
		1,440,664
Asset-Backed - Credit Card — 0.0%
Newday Funding Master Issuer PLC
6.359%, SONIA + 1.400%, 07/15/32 (GBP) (b)	100,000	133,703
6.859%, SONIA + 1.900%, 07/15/32 (GBP) (b)	111,000	148,701
7.609%, SONIA + 2.650%, 07/15/32 (GBP) (b)	246,000	329,683
		612,087
Asset-Backed - Home Equity — 0.9%
Ace Securities Corp.
Zero Coupon, 08/15/30 (b)	385,303	348,313
ACE Securities Corp. Home Equity Loan Trust
5.229%, 1M TSFR + 0.374%, 05/25/37 (b)	993,319	170,214
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Argent Mortgage Loan Trust
5.449%, 1M TSFR + 0.594%, 05/25/35 (b)	1,668,969	$1,339,609
Bayview Financial Revolving Asset Trust
5.960%, 1M TSFR + 1.114%, 05/28/39 (144A) (b)	3,124,178	2,578,538
5.960%, 1M TSFR + 1.114%, 12/28/40 (144A) (b)	110,369	114,998
Bear Stearns Asset-Backed Securities I Trust
5.319%, 1M TSFR + 0.464%, 04/25/37 (b)	2,965,000	2,711,398
6.250%, 12/25/35 (m)	1,156,797	1,116,413
6.250%, 02/25/36 (m)	1,387,077	1,426,338
6.694%, 1M TSFR + 1.839%, 08/25/34 (b)	4,513	4,430
Bear Stearns Asset-Backed Securities Trust
5.529%, 1M TSFR + 0.674%, 04/25/36 (b)	2,037,491	1,907,774
6.904%, 1M TSFR + 5.364%, 06/25/35 (b)	2,142,000	2,197,474
Bear Stearns Structured Products Trust
6.969%, 1M TSFR + 2.114%, 03/25/37 (144A) (b)	899,624	892,175
Citigroup Mortgage Loan Trust, Inc.
5.169%, 1M TSFR + 0.314%, 05/25/37 (b)	1,571,310	1,046,961
5.239%, 1M TSFR + 0.384%, 05/25/37 (b)	713,758	475,531
CSMC Trust
5.465%, 09/27/66 (144A) (b)	2,326,684	2,318,525
CWABS Asset-Backed Certificates Trust
5.219%, 1M TSFR + 0.364%, 06/25/37 (b)	878,117	777,377
CWHEQ Home Equity Loan Trust
6.155%, 06/25/35	31,675	55,957
GSAA Home Equity Trust
5.772%, 11/25/36 (b)	157,884	47,174
Home Equity Mortgage Loan Asset-Backed Trust
3.749%, 1M TSFR + 2.139%, 07/25/34 (b)	106,410	103,266
Home Equity Mortgage Trust
5.867%, 07/25/36 (m)	456,918	47,171
Irwin Home Equity Loan Trust
6.530%, 09/25/37 (144A) (m)	27,177	27,547
MASTR Asset-Backed Securities Trust
5.249%, 1M TSFR + 0.394%, 05/25/37 (b)	621,846	522,231
5.489%, 1M TSFR + 0.634%, 06/25/36 (144A) (b)	300,777	277,885
Morgan Stanley Mortgage Loan Trust
6.463%, 01/25/47 (m)	3,178,258	1,133,666
6.512%, 10/25/36 (m)	271,807	63,153
Option One Mortgage Loan Trust
5.179%, 1M TSFR + 0.324%, 03/25/37 (b)	930,000	787,722
5.866%, 01/25/37 (m)	2,214,126	1,927,100
Yale Mortgage Loan Trust
5.369%, 1M TSFR + 0.514%, 06/25/37 (144A) (b)	699,784	220,445
		24,639,385
Asset-Backed - Manufactured Housing — 0.3%
BankAmerica Manufactured Housing Contract Trust
7.070%, 02/10/22 (b)	470,000	73,744
7.217%, 12/10/25 (b)	4,000,000	520,006
BCMSC Trust
7.575%, 06/15/30 (b)	1,270,292	113,769
7.830%, 06/15/30 (b)	1,178,847	109,133
8.290%, 06/15/30 (b)	850,435	83,355
Cascade MH Asset Trust
4.000%, 11/25/44 (144A) (b)	1,496,253	1,417,707
BHFTII-22

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Manufactured Housing—(Continued)
Conseco Finance Corp.
6.830%, 04/01/30 (b)	1,178,668	$1,133,772
7.500%, 03/01/30 (b)	349,595	106,810
7.860%, 03/01/30 (b)	326,443	104,282
Conseco Finance Securitizations Corp.
7.960%, 05/01/31	878,314	203,382
8.060%, 09/01/29 (b)	586,391	95,265
8.200%, 05/01/31	1,604,918	382,838
Credit Suisse First Boston Mortgage Securities Corp.
8.100%, 09/25/31 (b)	223,056	225,455
Credit-Based Asset Servicing & Securitization LLC
6.750%, 10/25/36 (144A) (m)	3,950,377	3,257,882
GreenPoint Manufactured Housing
9.230%, 12/15/29 (b)	318,282	317,755
Lehman ABS Manufactured Housing Contract Trust
6.630%, 04/15/40 (b)	488,684	494,762
Oakwood Mortgage Investors, Inc.
6.930%, 09/15/31 (b)	149,563	72,155
7.620%, 06/15/32 (b)	708,304	716,271
Origen Manufactured Housing Contract Trust
6.411%, 10/15/37 (144A) (b)	104,628	103,532
7.820%, 03/15/32 (b)	173,635	174,036
		9,705,911
Asset-Backed - Other — 7.7%
510 Loan Acquisition Trust
8.107%, 09/25/60 (144A) (m)	669,286	672,041
AGL CLO 12 Ltd.
6.704%, 3M TSFR + 1.422%, 07/20/34 (144A) (b)	1,310,000	1,310,060
AGL CLO 14 Ltd.
6.694%, 3M TSFR + 1.412%, 12/02/34 (144A) (b)	1,330,000	1,330,665
7.194%, 3M TSFR + 1.912%, 12/02/34 (144A) (b)	250,000	251,049
AGL CLO 32 Ltd.
6.645%, 3M TSFR + 1.380%, 07/21/37 (144A) (b)	250,000	250,748
AGL Core CLO 15 Ltd.
6.694%, 3M TSFR + 1.412%, 01/20/35 (144A) (b)	250,000	250,004
AGL Core CLO 2 Ltd.
6.793%, 3M TSFR + 1.460%, 07/20/37 (144A) (b)	950,000	952,188
AGL Core CLO 4 Ltd.
6.152%, 3M TSFR + 1.380%, 10/20/37 (144A) (b)	860,000	860,678
AIMCO CLO 11 Ltd.
6.894%, 3M TSFR + 1.650%, 07/17/37 (144A) (b)	330,000	330,194
AIMCO CLO 21 Ltd.
7.245%, 3M TSFR + 1.920%, 04/18/37 (144A) (b)	250,000	249,039
Anchorage Capital CLO 17 Ltd.
6.733%, 3M TSFR + 1.432%, 07/15/34 (144A) (b)	1,890,000	1,891,890
Anchorage Capital CLO 6 Ltd.
6.765%, 3M TSFR + 1.440%, 04/22/34 (144A) (b)	890,000	891,443
7.425%, 3M TSFR + 2.100%, 04/22/34 (144A) (b)	540,000	540,738
Anchorage Capital CLO 7 Ltd.
6.891%, 3M TSFR + 1.560%, 04/28/37 (144A) (b)	830,000	836,017
7.381%, 3M TSFR + 2.050%, 04/28/37 (144A) (b)	1,480,000	1,486,718
9.131%, 3M TSFR + 3.800%, 04/28/37 (144A) (b)	250,000	250,537
Anchorage Capital CLO 8 Ltd.
7.325%, 3M TSFR + 2.062%, 10/27/34 (144A) (b)	1,050,000	1,059,282
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Apidos CLO XXII Ltd.
7.044%, 3M TSFR + 1.762%, 04/20/31 (144A) (b)	250,000	$250,241
Apidos CLO XXV Ltd.
7.082%, 3M TSFR + 1.800%, 10/20/31 (144A) (b)	650,000	651,264
Apidos CLO XXVI Ltd.
7.491%, 3M TSFR + 2.212%, 07/18/29 (144A) (b)	250,000	249,950
AREIT Ltd.
6.769%, 1M TSFR + 1.686%, 05/17/41 (144A) (b)	3,360,000	3,362,060
ARES European CLO XII DAC
5.388%, 3M EURIBOR + 1.700%, 04/20/32 (144A) (EUR) (b)	297,000	330,737
ARES LII CLO Ltd.
6.594%, 3M TSFR + 1.312%, 04/22/31 (144A) (b)	1,181,869	1,183,634
ARES LIX CLO Ltd.
6.576%, 3M TSFR + 1.292%, 04/25/34 (144A) (b)	250,000	250,221
ARES LVI CLO Ltd.
6.706%, 3M TSFR + 1.422%, 10/25/34 (144A) (b)	350,000	350,802
ARES XXXVII CLO Ltd.
6.381%, 3M TSFR + 1.080%, 10/15/30 (144A) (b)	289,884	290,057
Argent Securities Trust
5.269%, 1M TSFR + 0.414%, 07/25/36 (b)	533,714	143,959
Arm Master Trust LLC Agricultural Loan Backed Notes
2.430%, 11/15/27 (144A)	334,850	330,436
Armada Euro CLO III DAC
6.985%, 3M EURIBOR + 3.300%, 07/15/31 (144A) (EUR) (b)	250,000	278,430
6.985%, 3M EURIBOR + 3.300%, 10/15/37 (144A) (EUR) (b)	250,000	278,287
Asimi Funding PLC
6.310%, SONIA + 1.350%, 09/16/31 (GBP) (b)	100,000	133,588
6.910%, SONIA + 1.950%, 09/16/31 (GBP) (b)	100,000	134,061
Assurant CLO II Ltd.
6.584%, 3M TSFR + 1.302%, 04/20/31 (144A) (b)	209,557	209,748
Assurant CLO IV Ltd.
7.944%, 3M TSFR + 2.662%, 04/20/30 (144A) (b)	625,000	625,571
9.194%, 3M TSFR + 3.912%, 04/20/30 (144A) (b)	360,000	360,683
Avoca CLO XXII DAC
4.985%, 3M EURIBOR + 1.300%, 04/15/35 (EUR) (b)	150,000	165,682
6.585%, 3M EURIBOR + 2.900%, 04/15/35 (144A) (EUR) (b)	250,000	275,256
Bain Capital Credit CLO Ltd.
6.830%, 3M TSFR + 1.550%, 07/19/31 (144A) (b)	250,000	250,328
6.846%, 3M TSFR + 1.520%, 07/15/37 (144A) (b)	1,170,000	1,178,306
8.645%, 3M TSFR + 3.362%, 07/24/34 (144A) (b)	250,000	249,563
Ballyrock CLO 15 Ltd.
6.623%, 3M TSFR + 1.322%, 04/15/34 (144A) (b)	1,010,000	1,009,444
Ballyrock CLO Ltd.
11.694%, 3M TSFR + 6.412%, 10/20/31 (144A) (b)	250,000	249,119
Bankers Healthcare Group Securitization Trust
5.170%, 09/17/31 (144A)	100,000	99,145
Bardot CLO Ltd.
8.544%, 3M TSFR + 3.262%, 10/22/32 (144A) (b)	250,000	248,584
Barings CLO Ltd.
6.614%, 3M TSFR + 1.332%, 04/20/31 (144A) (b)	245,931	246,216
6.734%, 3M TSFR + 1.452%, 10/20/30 (144A) (b)	412,055	412,246
6.944%, 3M TSFR + 1.662%, 01/20/31 (144A) (b)	250,000	250,287
BHFTII-23

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Battalion CLO 18 Ltd.
7.313%, 3M TSFR + 2.012%, 10/15/36 (144A) (b)	298,000	$297,987
Battalion CLO VIII Ltd.
6.611%, 3M TSFR + 1.332%, 07/18/30 (144A) (b)	646,693	647,047
7.091%, 3M TSFR + 1.812%, 07/18/30 (144A) (b)	642,000	642,642
Battalion CLO XI Ltd.
7.265%, 3M TSFR + 1.982%, 04/24/34 (144A) (b)	250,000	249,871
Battalion CLO XX Ltd.
6.743%, 3M TSFR + 1.442%, 07/15/34 (144A) (b)	730,000	730,476
Benefit Street Partners CLO V-B Ltd.
6.827%, 3M TSFR + 1.530%, 07/20/37 (144A) (b)	1,030,000	1,036,928
Benefit Street Partners CLO VIII Ltd.
6.644%, 3M TSFR + 1.362%, 01/20/31 (144A) (b)	1,022,280	1,023,578
Benefit Street Partners CLO XX Ltd.
6.733%, 3M TSFR + 1.432%, 07/15/34 (144A) (b)	310,000	310,116
12.313%, 3M TSFR + 7.012%, 07/15/34 (144A) (b)	250,000	250,773
BHG Securitization Trust
2.240%, 10/17/34 (144A)	130,000	120,713
Birch Grove CLO 3 Ltd.
7.341%, 3M TSFR + 2.062%, 01/19/35 (144A) (b)	250,000	250,358
BlueMountain CLO Ltd.
6.724%, 3M TSFR + 1.442%, 10/22/30 (144A) (b)	212,270	212,482
7.080%, 3M TSFR + 1.962%, 08/15/31 (144A) (b)	250,000	250,087
7.135%, 3M TSFR + 1.850%, 10/25/30 (144A) (b)	970,000	965,453
BlueMountain CLO XXII Ltd.
7.063%, 3M TSFR + 1.762%, 07/15/31 (144A) (b)	660,000	659,872
BlueMountain CLO XXVIII Ltd.
6.823%, 3M TSFR + 1.522%, 04/15/34 (144A) (b)	100,000	100,086
BlueMountain EUR CLO DAC
5.435%, 3M EURIBOR + 1.750%, 10/15/35 (144A) (EUR) (b)	560,000	623,079
Bridge Street CLO II Ltd.
6.774%, 3M TSFR + 1.492%, 07/20/34 (144A) (b)	250,000	250,085
Brignole Co.
7.608%, 1M EURIBOR + 4.000%, 02/24/42 (EUR) (b)	90,042	100,378
Bristol Park CLO Ltd.
6.553%, 3M TSFR + 1.252%, 04/15/29 (144A) (b)	525,222	525,539
Canyon CLO Ltd.
7.192%, 3M TSFR + 1.950%, 10/15/37 (144A) (b)	290,000	290,289
7.370%, 3M TSFR + 2.050%, 05/15/37 (144A) (b)	660,000	666,900
Carlyle Global Market Strategies CLO Ltd.
6.517%, 3M TSFR + 1.232%, 04/17/31 (144A) (b)	505,158	505,345
Carlyle U.S. CLO Ltd.
6.723%, 3M TSFR + 1.422%, 07/15/34 (144A) (b)	610,000	610,569
6.743%, 3M TSFR + 1.442%, 01/15/30 (144A) (b)	681,676	681,533
6.915%, 3M TSFR + 1.780%, 10/21/37 (144A) (b)	520,000	520,000
7.882%, 3M TSFR + 2.600%, 07/20/35 (144A) (b)	250,000	252,083
Carrington Mortgage Loan Trust
5.129%, 1M TSFR + 0.274%, 10/25/36 (b)	106,110	104,177
CBAM Ltd.
6.794%, 3M TSFR + 1.512%, 07/20/30 (144A) (b)	664,654	665,038
6.947%, 3M TSFR + 1.662%, 04/17/31 (144A) (b)	250,000	250,199
C-BASS Trust
5.289%, 1M TSFR + 0.434%, 10/25/36 (b)	150,263	99,270
Cedar Funding II CLO Ltd.
6.624%, 3M TSFR + 1.342%, 04/20/34 (144A) (b)	535,000	535,776
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Cedar Funding II CLO Ltd.
6.894%, 3M TSFR + 1.612%, 04/20/34 (144A) (b)	510,000	$510,166
Cedar Funding V CLO Ltd.
6.647%, 3M TSFR + 1.362%, 07/17/31 (144A) (b)	613,603	614,137
Cedar Funding VI CLO Ltd.
6.594%, 3M TSFR + 1.312%, 04/20/34 (144A) (b)	3,020,000	3,020,094
Cedar Funding VIII CLO Ltd.
7.197%, 3M TSFR + 1.912%, 10/17/34 (144A) (b)	460,000	459,568
Cedar Funding XI CLO Ltd.
6.674%, 3M TSFR + 1.612%, 05/29/32 (144A) (b)	250,000	250,063
Cedar Funding XIV CLO Ltd.
7.163%, 3M TSFR + 1.862%, 07/15/33 (144A) (b)	250,000	249,878
Chase Funding Trust
6.333%, 04/25/32 (m)	11,342	11,287
CIFC Funding Ltd.
6.533%, 3M TSFR + 1.360%, 07/23/37 (144A) (b)	1,380,000	1,377,628
6.541%, 3M TSFR + 1.262%, 04/18/31 (144A) (b)	877,351	878,705
6.674%, 3M TSFR + 1.392%, 10/20/34 (144A) (b)	1,190,000	1,191,848
6.703%, 3M TSFR + 1.402%, 07/15/34 (144A) (b)	280,000	280,347
6.713%, 3M TSFR + 1.412%, 07/15/36 (144A) (b)	250,000	250,387
6.742%, 3M TSFR + 1.410%, 07/17/37 (144A) (b)	250,000	250,250
6.763%, 3M TSFR + 1.420%, 07/25/37 (144A) (b)	250,000	250,864
6.778%, 3M TSFR + 1.450%, 07/16/37 (144A) (b)	940,000	942,389
6.832%, 3M TSFR + 1.550%, 04/21/37 (144A) (b)	1,170,000	1,178,482
6.882%, 3M TSFR + 1.600%, 01/20/37 (144A) (b)	390,000	391,679
6.941%, 3M TSFR + 1.662%, 01/18/31 (144A) (b)	330,000	330,006
7.093%, 3M TSFR + 1.750%, 07/25/37 (144A) (b)	730,000	727,107
7.125%, 3M TSFR + 1.862%, 04/27/31 (144A) (b)	250,000	249,936
7.194%, 3M TSFR + 1.912%, 10/20/34 (144A) (b)	250,000	251,088
7.213%, 3M TSFR + 1.912%, 10/15/34 (144A) (b)	250,000	250,120
7.298%, 3M TSFR + 2.012%, 07/16/30 (144A) (b)	250,000	250,603
Citigroup Mortgage Loan Trust, Inc.
5.139%, 1M TSFR + 0.284%, 07/25/45 (b)	528,692	370,218
8.719%, 1M TSFR + 3.864%, 07/25/37 (b)	4,602,562	4,097,066
Clear Creek CLO Ltd.
6.744%, 3M TSFR + 1.462%, 10/20/30 (144A) (b)	55,533	55,566
Clover CLO LLC
6.644%, 3M TSFR + 1.362%, 04/22/34 (144A) (b)	1,170,000	1,170,713
6.854%, 3M TSFR + 1.530%, 04/20/37 (144A) (b)	250,000	250,428
7.274%, 3M TSFR + 1.950%, 04/20/37 (144A) (b)	250,000	250,657
Countrywide Asset-Backed Certificates Trust
4.510%, 04/25/36 (b)	656,479	584,689
Credit-Based Asset Servicing & Securitization LLC
3.031%, 12/25/36 (m)	135,960	114,543
CVC Cordatus Loan Fund IV DAC
4.838%, 3M EURIBOR + 1.300%, 02/22/34 (EUR) (b)	250,000	275,063
CWABS Asset-Backed Certificates Trust
5.389%, 1M TSFR + 0.534%, 04/25/46 (b)	527,676	399,748
CWHEQ Revolving Home Equity Loan Trust
5.361%, 1M TSFR + 0.264%, 11/15/36 (b)	89,409	88,851
5.391%, 1M TSFR + 0.294%, 05/15/35 (b)	30,038	29,992
Diameter Capital CLO 1 Ltd.
6.803%, 3M TSFR + 1.502%, 07/15/36 (144A) (b)	250,000	250,321
Dryden 43 Senior Loan Fund
6.584%, 3M TSFR + 1.302%, 04/20/34 (144A) (b)	910,000	910,455
BHFTII-24

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Dryden 53 CLO Ltd.
6.683%, 3M TSFR + 1.382%, 01/15/31 (144A) (b)	5,105,476	$5,116,703
Dryden 65 CLO Ltd.
7.141%, 3M TSFR + 1.862%, 07/18/30 (144A) (b)	250,000	250,103
Dryden 68 CLO Ltd.
7.263%, 3M TSFR + 1.962%, 07/15/35 (144A) (b)	250,000	249,648
Dryden 77 CLO Ltd.
6.510%, 3M TSFR + 1.382%, 05/20/34 (144A) (b)	610,000	610,512
Dryden 87 CLO Ltd.
6.490%, 3M TSFR + 1.362%, 05/20/34 (144A) (b)	400,000	399,920
Edenbrook Mortgage Funding PLC
6.930%, SONIA + 1.950%, 03/22/57 (GBP) (b)	241,168	322,857
7.530%, SONIA + 2.550%, 03/22/57 (GBP) (b)	138,945	186,004
Elmwood CLO 23 Ltd.
7.086%, 3M TSFR + 1.800%, 04/16/36 (144A) (b)	250,000	251,437
Elmwood CLO 27 Ltd.
7.229%, 3M TSFR + 1.950%, 04/18/37 (144A) (b)	250,000	252,062
Elmwood CLO 29 Ltd.
6.841%, 3M TSFR + 1.520%, 04/20/37 (144A) (b)	730,000	734,282
Elmwood CLO 30 Ltd.
6.730%, 3M TSFR + 1.430%, 07/17/37 (144A) (b)	390,000	391,496
Elmwood CLO II Ltd.
6.694%, 3M TSFR + 1.412%, 04/20/34 (144A) (b)	1,140,000	1,141,034
7.194%, 3M TSFR + 1.912%, 04/20/34 (144A) (b)	250,000	250,324
12.344%, 3M TSFR + 7.062%, 04/20/34 (144A) (b)	250,000	242,238
Elmwood CLO VI Ltd.
6.719%, 3M TSFR + 1.380%, 07/18/37 (144A) (b)	360,000	361,710
Elmwood CLO XII Ltd.
5.970%, 3M TSFR + 1.360%, 10/15/37 (144A) (b)	760,000	760,000
6.694%, 3M TSFR + 1.412%, 01/20/35 (144A) (b)	250,000	249,938
Equity One Mortgage Pass-Through Trust
4.190%, 12/25/33 (b)	2,986,237	2,527,831
Euro-Galaxy III CLO DAC
6.955%, 3M EURIBOR + 3.250%, 04/24/34 (144A) (EUR) (b)	290,000	323,030
Fairstone Financial Issuance Trust I
3.735%, 10/20/39 (144A) (CAD)	323,000	232,015
Fidelity Grand Harbour CLO DAC
7.285%, 3M EURIBOR + 3.600%, 10/15/34 (144A) (EUR) (b)	250,000	278,682
First Franklin Mortgage Loan Trust
5.119%, 1M TSFR + 0.264%, 12/25/36 (b)	1,354,329	1,149,025
5.209%, 1M TSFR + 0.354%, 10/25/36 (b)	133,518	87,241
5.249%, 1M TSFR + 0.394%, 12/25/36 (b)	3,626,612	1,495,113
5.389%, 1M TSFR + 0.534%, 12/25/36 (b)	6,671,379	2,757,571
Flatiron CLO 18 Ltd.
6.497%, 3M TSFR + 1.212%, 04/17/31 (144A) (b)	121,839	121,916
Flatiron CLO 20 Ltd.
7.048%, 3M TSFR + 1.920%, 05/20/36 (144A) (b)	250,000	250,555
Flatiron CLO 21 Ltd.
6.454%, 3M TSFR + 1.360%, 10/19/37 (144A) (b)	2,390,000	2,392,596
Fortuna Consumer Loan ABS DAC
3.270%, 1M EURIBOR + 1.650%, 10/18/34 (EUR) (b)	100,000	111,615
5.720%, 1M EURIBOR + 4.100%, 10/18/34 (EUR) (b)	300,000	333,945
Foundation Finance Trust
2.190%, 01/15/42 (144A)	449,078	422,230
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Foundation Finance Trust
4.930%, 03/15/50 (144A)	227,000	$227,407
Fremont Home Loan Trust
5.249%, 1M TSFR + 0.394%, 02/25/37 (b)	608,454	455,116
Galaxy XXII CLO Ltd.
6.748%, 3M TSFR + 1.462%, 04/16/34 (144A) (b)	660,000	659,835
Galaxy XXVIII CLO Ltd.
6.663%, 3M TSFR + 1.362%, 07/15/31 (144A) (b)	139,243	139,282
7.163%, 3M TSFR + 1.862%, 07/15/31 (144A) (b)	250,000	250,007
Generate CLO 6 Ltd.
9.044%, 3M TSFR + 3.762%, 01/22/35 (144A) (b)	250,000	250,000
Golden Bar Securitisation SRL
4.934%, 3M EURIBOR + 1.500%, 09/22/43 (EUR) (b)	278,000	310,507
6.834%, 3M EURIBOR + 3.400%, 09/22/43 (EUR) (b)	100,000	111,317
GoldenTree Loan Management U.S. CLO 11 Ltd.
6.674%, 3M TSFR + 1.392%, 10/20/34 (144A) (b)	910,000	911,413
Goldman Home Improvement Trust Issuer Trust
1.970%, 06/25/51 (144A)	352,957	337,969
Golub Capital Partners CLO 41B-R Ltd.
6.864%, 3M TSFR + 1.582%, 01/20/34 (144A) (b)	390,000	390,472
Golub Capital Partners CLO 52B Ltd.
7.282%, 3M TSFR + 2.000%, 04/20/37 (144A) (b)	250,000	250,670
Gracie Point International Funding LLC
7.319%, SOFR90A + 1.950%, 09/01/26 (144A) (b)	362,439	364,582
HalseyPoint CLO 6 Ltd.
7.732%, 3M TSFR + 2.450%, 10/20/34 (144A) (b)	280,000	280,367
Henley CLO IV DAC
5.035%, 3M EURIBOR + 1.350%, 04/25/34 (EUR) (b)	100,000	110,177
Hermitage PLC
6.559%, SONIA + 1.600%, 04/21/33 (GBP) (b)	103,915	138,739
7.309%, SONIA + 2.350%, 04/21/33 (GBP) (b)	91,153	121,702
8.859%, SONIA + 3.900%, 04/21/33 (GBP) (b)	109,384	146,045
Highbridge Loan Management
6.721%, 3M TSFR + 1.442%, 07/18/29 (144A) (b)	47,537	47,526
Home Partners of America Trust
3.799%, 12/17/26 (144A)	1,360,620	1,273,240
HPS Loan Management Ltd.
6.504%, 3M TSFR + 1.262%, 02/05/31 (144A) (b)	425,276	425,320
6.684%, 3M TSFR + 1.402%, 04/20/34 (144A) (b)	1,160,000	1,161,516
Invesco Euro CLO V DAC
7.485%, 3M EURIBOR + 3.800%, 01/15/34 (EUR) (b)	100,000	111,368
Juniper Valley Park CLO Ltd.
6.832%, 3M TSFR + 1.550%, 07/20/36 (144A) (b)	270,000	270,292
Knollwood CDO Ltd.
11.700%, PRIME + 3.200%, 01/10/39 (144A) † (b)	1,283,248	128
LCM 26 Ltd.
6.614%, 3M TSFR + 1.332%, 01/20/31 (144A) (b)	916,489	917,377
LCM 29 Ltd.
6.633%, 3M TSFR + 1.332%, 04/15/31 (144A) (b)	223,072	223,277
Lehman ABS Mortgage Loan Trust
5.059%, 1M TSFR + 0.204%, 06/25/37 (144A) (b)	123,457	82,768
Lendmark Funding Trust
8.690%, 05/20/33 (144A)	327,000	331,479
Loanpal Solar Loan Ltd.
2.290%, 01/20/48 (144A)	748,664	615,737
2.750%, 07/20/47 (144A)	795,147	666,720
BHFTII-25

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Long Beach Mortgage Loan Trust
5.269%, 1M TSFR + 0.414%, 06/25/36 (b)	446,259	$212,270
5.289%, 1M TSFR + 0.434%, 08/25/36 (b)	496,557	198,224
Madison Park Euro Funding XVI DAC
6.885%, 3M EURIBOR + 3.200%, 05/25/34 (144A) (EUR) (b)	250,000	278,316
Madison Park Funding LI Ltd.
7.241%, 3M TSFR + 1.962%, 07/19/34 (144A) (b)	260,000	260,484
Madison Park Funding LXII Ltd.
7.136%, 3M TSFR + 1.850%, 07/17/36 (144A) (b)	250,000	251,115
Madison Park Funding LXVII Ltd.
7.340%, 3M TSFR + 2.050%, 04/25/37 (144A) (b)	640,000	646,502
Madison Park Funding XIX Ltd.
6.882%, 3M TSFR + 1.600%, 01/22/37 (144A) (b)	1,094,000	1,099,777
Madison Park Funding XLV Ltd.
6.683%, 3M TSFR + 1.382%, 07/15/34 (144A) (b)	790,000	790,134
Madison Park Funding XVIII Ltd.
6.484%, 3M TSFR + 1.202%, 10/21/30 (144A) (b)	4,281,944	4,286,011
Madison Park Funding XXII Ltd.
7.163%, 3M TSFR + 1.862%, 01/15/33 (144A) (b)	250,000	249,971
Madison Park Funding XXIII Ltd.
7.525%, 3M TSFR + 2.262%, 07/27/31 (144A) (b)	250,000	250,100
Madison Park Funding XXXVIII Ltd.
6.667%, 3M TSFR + 1.382%, 07/17/34 (144A) (b)	860,000	860,532
Marble Point CLO XI Ltd.
6.721%, 3M TSFR + 1.442%, 12/18/30 (144A) (b)	233,962	234,196
Mariner Finance Issuance Trust
4.680%, 11/20/36 (144A)	400,000	359,313
Merrill Lynch First Franklin Mortgage Loan Trust
5.449%, 1M TSFR + 0.594%, 05/25/37 (b)	7,093,920	5,091,613
Mill City Solar Loan Ltd.
3.690%, 07/20/43 (144A)	891,040	814,624
Mosaic Solar Loan Trust
2.100%, 04/20/46 (144A)	117,313	104,456
2.880%, 09/20/40 (144A)	101,623	91,702
MP CLO III Ltd.
6.794%, 3M TSFR + 1.512%, 10/20/30 (144A) (b)	325,460	325,395
Myers Park CLO Ltd.
6.944%, 3M TSFR + 1.662%, 10/20/30 (144A) (b)	290,000	290,262
Neuberger Berman CLO XVI-S Ltd.
6.603%, 3M TSFR + 1.302%, 04/15/34 (144A) (b)	440,000	440,763
Neuberger Berman CLO XXI Ltd.
7.194%, 3M TSFR + 1.912%, 04/20/34 (144A) (b)	260,000	260,995
Neuberger Berman Loan Advisers CLO 26 Ltd.
6.461%, 3M TSFR + 1.182%, 10/18/30 (144A) (b)	1,412,260	1,412,814
Neuberger Berman Loan Advisers CLO 32 Ltd.
6.941%, 3M TSFR + 1.662%, 01/20/32 (144A) (b)	250,000	250,109
Neuberger Berman Loan Advisers CLO 37 Ltd.
6.994%, 3M TSFR + 1.712%, 07/20/31 (144A) (b)	250,000	249,874
Neuberger Berman Loan Advisers CLO 42 Ltd.
6.648%, 3M TSFR + 1.362%, 07/16/35 (144A) (b)	680,000	680,786
Neuberger Berman Loan Advisers CLO 46 Ltd.
7.194%, 3M TSFR + 1.912%, 01/20/36 (144A) (b)	250,000	250,480
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.369%, 1M TSFR + 0.514%, 10/25/36 (144A) (b)	50,819	61,816
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Noria DE
4.996%, 1M EURIBOR + 1.650%, 02/25/43 (EUR) (b)	100,000	$111,252
6.896%, 1M EURIBOR + 3.550%, 02/25/43 (EUR) (b)	100,000	111,283
Oak Hill European Credit Partners V DAC
5.588%, 3M EURIBOR + 1.900%, 01/21/35 (144A) (EUR) (b)	250,000	278,442
Oceana Trust
12.000%, 07/31/25 (AUD) † (j) (k)	304,000	211,621
12.500%, 07/31/26 (AUD) † (j) (k)	456,000	317,809
12.500%, 07/31/27 (AUD) † (j) (k)	759,000	533,288
OCP CLO Ltd.
6.566%, 3M TSFR + 1.262%, 04/10/33 (144A) (b)	244,258	244,639
6.604%, 3M TSFR + 1.370%, 07/20/37 (144A) (b)	500,000	499,619
6.621%, 3M TSFR + 1.342%, 04/26/31 (144A) (b)	95,179	95,292
6.696%, 3M TSFR + 1.400%, 07/20/37 (144A) (b)	250,000	251,217
6.724%, 3M TSFR + 1.442%, 12/02/34 (144A) (b)	330,000	330,701
6.767%, 3M TSFR + 1.482%, 01/17/32 (144A) (b)	319,031	319,646
6.786%, 3M TSFR + 1.500%, 10/17/30 (144A) (b)	250,000	250,317
6.941%, 3M TSFR + 1.662%, 04/26/31 (144A) (b)	180,000	179,905
Octagon 57 Ltd.
7.213%, 3M TSFR + 1.912%, 10/15/34 (144A) (b)	250,000	249,647
Octagon Investment Partners 18-R Ltd.
6.508%, 3M TSFR + 1.222%, 04/16/31 (144A) (b)	1,393,248	1,394,589
Octagon Investment Partners 37 Ltd.
7.126%, 3M TSFR + 1.842%, 07/25/30 (144A) (b)	250,000	250,420
Octagon Investment Partners 39 Ltd.
7.082%, 3M TSFR + 1.800%, 10/20/30 (144A) (b)	860,000	860,981
Octagon Investment Partners 51 Ltd.
6.694%, 3M TSFR + 1.412%, 07/20/34 (144A) (b)	1,170,000	1,172,393
Octagon Investment Partners XV Ltd.
6.891%, 3M TSFR + 1.612%, 07/19/30 (144A) (b)	250,000	249,968
Octagon Investment Partners XVI Ltd.
6.567%, 3M TSFR + 1.282%, 07/17/30 (144A) (b)	2,453,534	2,455,877
Octagon Investment Partners XVII Ltd.
6.546%, 3M TSFR + 1.262%, 01/25/31 (144A) (b)	1,766,220	1,768,233
OHA Credit Funding 17 Ltd.
6.793%, 3M TSFR + 1.480%, 04/20/37 (144A) (b)	490,000	491,798
OHA Credit Funding 2 Ltd.
6.694%, 3M TSFR + 1.412%, 04/21/34 (144A) (b)	2,340,000	2,342,576
OHA Credit Funding 3 Ltd.
6.684%, 3M TSFR + 1.402%, 07/02/35 (144A) (b)	550,000	550,584
7.194%, 3M TSFR + 1.912%, 07/02/35 (144A) (b)	343,000	343,592
OHA Credit Funding 4 Ltd.
6.694%, 3M TSFR + 1.412%, 10/22/36 (144A) (b)	250,000	250,336
OHA Credit Funding 7 Ltd.
6.580%, 3M TSFR + 1.300%, 02/24/37 (144A) (b)	630,000	630,447
OHA Credit Funding 9 Ltd.
6.320%, 3M TSFR + 1.700%, 10/19/37 (144A) (b)	350,000	350,062
7.241%, 3M TSFR + 1.962%, 07/19/35 (144A) (b)	350,000	349,825
OHA Credit Partners XI Ltd.
6.742%, 3M TSFR + 1.460%, 04/20/37 (144A) (b)	540,000	542,817
OHA Credit Partners XII Ltd.
7.233%, 3M TSFR + 1.950%, 04/23/37 (144A) (b)	250,000	252,491
OHA Loan Funding Ltd.
6.403%, 3M TSFR + 1.302%, 05/23/31 (144A) (b)	4,685,115	4,692,681
6.691%, 3M TSFR + 1.412%, 01/19/37 (144A) (b)	310,000	310,397
BHFTII-26

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
OHA Loan Funding Ltd.
6.795%, 3M TSFR + 1.460%, 07/20/37 (144A) (b)	610,000	$611,959
OneMain Financial Issuance Trust
5.790%, 05/14/41 (144A)	2,497,000	2,640,518
Owl Rock CLO XVIII LLC
6.995%, 3M TSFR + 1.700%, 07/24/36 (144A) (b)	460,000	459,490
OZLM XVIII Ltd.
6.583%, 3M TSFR + 1.282%, 04/15/31 (144A) (b)	292,291	292,601
7.113%, 3M TSFR + 1.812%, 04/15/31 (144A) (b)	250,000	250,115
OZLM XXII Ltd.
6.617%, 3M TSFR + 1.332%, 01/17/31 (144A) (b)	118,705	118,858
Palmer Square CLO Ltd.
6.518%, 3M TSFR + 1.392%, 05/21/34 (144A) (b)	4,195,000	4,202,018
6.528%, 3M TSFR + 1.412%, 11/14/34 (144A) (b)	550,000	550,880
6.547%, 3M TSFR + 1.262%, 10/17/31 (144A) (b)	305,180	305,483
6.677%, 3M TSFR + 1.392%, 01/17/31 (144A) (b)	222,936	223,047
6.713%, 3M TSFR + 1.412%, 01/15/35 (144A) (b)	250,000	250,270
6.768%, 3M TSFR + 1.650%, 11/15/36 (144A) (b)	250,000	252,248
7.088%, 3M TSFR + 1.962%, 05/21/34 (144A) (b)	250,000	250,641
Palmer Square Loan Funding Ltd.
6.901%, 3M TSFR + 1.600%, 04/15/31 (144A) (b)	1,580,000	1,580,212
10.563%, 3M TSFR + 5.262%, 10/15/29 (144A) (b)	270,000	270,525
PCL Funding IX PLC
6.259%, SONIA + 1.300%, 07/16/29 (GBP) (b)	100,000	134,119
Pikes Peak CLO 1
6.725%, 3M TSFR + 1.442%, 07/24/31 (144A) (b)	179,219	179,436
Pikes Peak CLO 8
6.714%, 3M TSFR + 1.432%, 07/20/34 (144A) (b)	1,180,000	1,181,450
PRET LLC
2.487%, 07/25/51 (144A) (m)	673,708	669,553
8.112%, 11/25/53 (144A) (m)	1,061,807	1,077,216
Prima Capital CRE Securitization Ltd.
4.000%, 08/24/40 (144A)	1,740,000	1,689,100
4.000%, 08/24/49 (144A)	73,467	72,049
Progress Residential Trust
2.757%, 04/17/38 (144A)	500,000	478,259
3.395%, 04/19/38 (144A)	967,000	938,742
3.407%, 05/17/38 (144A)	1,340,000	1,261,475
3.436%, 05/17/26 (144A)	1,070,000	1,024,162
3.666%, 12/17/40 (144A)	329,416	305,636
4.053%, 11/17/40 (144A)	221,000	202,743
4.608%, 12/17/40 (144A)	1,330,918	1,248,776
Quarzo SRL
5.781%, 3M EURIBOR + 2.300%, 06/15/41 (EUR) (b)	100,000	112,474
7.181%, 3M EURIBOR + 3.700%, 06/15/41 (EUR) (b)	100,000	112,763
Race Point IX CLO Ltd.
6.503%, 3M TSFR + 1.202%, 10/15/30 (144A) (b)	388,588	388,661
Rad CLO 15 Ltd.
6.634%, 3M TSFR + 1.352%, 01/20/34 (144A) (b)	250,000	250,420
Rad CLO 7 Ltd.
6.636%, 3M TSFR + 1.350%, 04/17/36 (144A) (b)	250,000	250,068
7.186%, 3M TSFR + 1.900%, 04/17/36 (144A) (b)	460,000	459,748
7.886%, 3M TSFR + 2.600%, 04/17/36 (144A) (b)	250,000	250,076
9.436%, 3M TSFR + 4.150%, 04/17/36 (144A) (b)	250,000	252,296
Redwood Funding Trust
7.500%, 07/25/59 (144A) (m)	685,792	681,656
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Regatta VI Funding Ltd.
6.704%, 3M TSFR + 1.422%, 04/20/34 (144A) (b)	760,000	$760,988
Regatta VII Funding Ltd.
6.225%, 3M TSFR + 1.412%, 06/20/34 (144A) (b)	280,000	280,780
Regatta XXVII Funding Ltd.
6.826%, 3M TSFR + 1.530%, 04/26/37 (144A) (b)	470,000	473,156
Regional Management Issuance Trust
1.900%, 08/15/33 (144A)	173,000	161,628
3.875%, 10/08/26 (j) (k)	3,710,000	3,464,398
Riserva CLO Ltd.
6.601%, 3M TSFR + 1.322%, 01/18/34 (144A) (b)	940,000	941,292
Rockford Tower CLO Ltd.
6.644%, 3M TSFR + 1.362%, 04/20/34 (144A) (b)	856,000	856,662
6.734%, 3M TSFR + 1.452%, 10/20/30 (144A) (b)	1,636,315	1,637,281
7.040%, 3M TSFR + 1.912%, 08/20/32 (144A) (b)	250,000	250,000
7.063%, 3M TSFR + 1.762%, 10/15/29 (144A) (b)	1,781,000	1,782,601
8.413%, 3M TSFR + 3.112%, 10/15/29 (144A) (b)	939,000	941,817
Romark WM-R Ltd.
6.574%, 3M TSFR + 1.292%, 04/20/31 (144A) (b)	167,922	168,238
RR 1 LLC
6.713%, 3M TSFR + 1.412%, 07/15/35 (144A) (b)	1,620,000	1,620,037
RR 12 Ltd.
6.901%, 3M TSFR + 1.600%, 01/15/36 (144A) (b)	250,000	250,125
RR 3 Ltd.
6.653%, 3M TSFR + 1.352%, 01/15/30 (144A) (b)	348,907	349,395
RR 32 Ltd.
6.020%, 3M TSFR + 1.360%, 10/15/39 (144A) (b)	1,860,000	1,860,000
RR 5 Ltd.
7.273%, 3M TSFR + 1.950%, 07/15/39 (144A) (b)	250,000	251,872
RRX 4 Ltd.
6.763%, 3M TSFR + 1.462%, 07/15/34 (144A) (b)	1,860,000	1,860,314
RRX 5 Ltd.
7.363%, 3M TSFR + 2.062%, 07/15/34 (144A) (b)	250,000	250,651
Saxon Asset Securities Trust
3.009%, 08/25/35 (m)	164,114	124,572
Securitized Asset-Backed Receivables LLC Trust
5.409%, 1M TSFR + 0.554%, 01/25/37 (b)	82,000	59,280
Service Experts Issuer LLC
2.670%, 02/02/32 (144A)	554,112	536,705
6.390%, 11/20/35 (144A)	604,621	623,320
SG Mortgage Securities Trust
5.179%, 1M TSFR + 0.324%, 10/25/36 (b)	570,000	425,530
Signal Peak CLO 1 Ltd.
6.707%, 3M TSFR + 1.422%, 04/17/34 (144A) (b)	1,750,000	1,749,569
7.347%, 3M TSFR + 2.062%, 04/17/34 (144A) (b)	490,000	492,841
Signal Peak CLO 5 Ltd.
6.835%, 3M TSFR + 1.550%, 04/25/37 (144A) (b)	270,000	271,122
Sixth Street CLO IX Ltd.
6.663%, 3M TSFR + 1.380%, 07/21/37 (144A) (b)	300,000	300,450
Sixth Street CLO XIX Ltd.
6.644%, 3M TSFR + 1.362%, 07/20/34 (144A) (b)	2,890,000	2,894,222
Sixth Street CLO XX Ltd.
7.194%, 3M TSFR + 1.912%, 10/20/34 (144A) (b)	250,000	250,432
SoFi Personal Loan Trust
2.302%, 02/12/31	23,003	883,240
6.060%, 02/12/31 (144A)	1,604,563	1,633,533
BHFTII-27

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Sound Point CLO II Ltd.
6.611%, 3M TSFR + 1.332%, 01/26/31 (144A) (b)	272,558	$272,605
Soundview Home Loan Trust
5.319%, 1M TSFR + 0.464%, 01/25/37 (b)	3,385,405	3,232,848
5.764%, 1M TSFR + 0.909%, 01/25/35 (b)	13,865	11,654
5.989%, 1M TSFR + 1.134%, 11/25/35 (b)	158,500	123,554
Steele Creek CLO Ltd.
6.813%, 3M TSFR + 1.512%, 10/15/30 (144A) (b)	295,497	295,559
Subway Funding LLC
6.268%, 07/30/54 (144A)	837,000	864,388
Sycamore Tree CLO Ltd.
7.573%, 3M TSFR + 2.250%, 04/20/36 (144A) (b)	320,000	320,451
Symphony CLO XX Ltd.
6.836%, 3M TSFR + 1.550%, 01/16/32 (144A) (b)	250,000	250,144
Symphony CLO XXI Ltd.
6.623%, 3M TSFR + 1.322%, 07/15/32 (144A) (b)	250,000	250,243
Symphony CLO XXIII Ltd.
7.163%, 3M TSFR + 1.862%, 01/15/34 (144A) (b)	250,000	250,048
Symphony CLO XXVI Ltd.
6.624%, 3M TSFR + 1.342%, 04/20/33 (144A) (b)	373,369	373,851
TCI-Flatiron CLO Ltd.
6.323%, 3M TSFR + 1.222%, 11/18/30 (144A) (b)	205,415	205,597
Tiaa CLO III Ltd.
6.698%, 3M TSFR + 1.412%, 01/16/31 (144A) (b)	273,835	274,167
TICP CLO VI Ltd.
6.683%, 3M TSFR + 1.382%, 01/15/34 (144A) (b)	820,000	821,709
TICP CLO VII Ltd.
7.201%, 3M TSFR + 1.900%, 04/15/33 (144A) (b)	395,000	395,889
TICP CLO VIII Ltd.
7.244%, 3M TSFR + 1.962%, 10/20/34 (144A) (b)	270,000	270,638
TICP CLO X Ltd.
7.014%, 3M TSFR + 1.732%, 04/20/31 (144A) (b)	250,000	250,440
TICP CLO XI Ltd.
7.336%, 3M TSFR + 2.050%, 04/25/37 (144A) (b)	260,000	262,690
TICP CLO XII Ltd.
6.733%, 3M TSFR + 1.432%, 07/15/34 (144A) (b)	250,000	250,233
Trestles CLO IV Ltd.
6.714%, 3M TSFR + 1.432%, 07/21/34 (144A) (b)	1,170,000	1,171,615
Tricon American Homes Trust
4.564%, 05/17/37 (144A)	260,000	258,138
4.960%, 05/17/37 (144A)	180,000	178,935
Tricon Residential Trust
3.692%, 07/17/38 (144A)	795,000	749,434
4.133%, 07/17/38 (144A)	639,000	597,785
Trinitas CLO IV Ltd.
6.941%, 3M TSFR + 1.662%, 10/18/31 (144A) (b)	160,000	160,155
Trinitas CLO XIV Ltd.
7.235%, 3M TSFR + 1.950%, 01/25/34 (144A) (b)	560,000	560,466
Vantage Data Centers Jersey Borrower SPV Ltd.
6.172%, 05/28/39 (GBP)	480,000	654,737
Venture 32 CLO Ltd.
6.611%, 3M TSFR + 1.332%, 07/18/31 (144A) (b)	363,115	363,470
Verdelite Static CLO Ltd.
6.424%, 3M TSFR + 1.130%, 07/20/32 (144A) (b)	390,000	390,348
VOLT CVI LLC
2.734%, 12/26/51 (144A) (m)	1,273,206	1,267,956
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Voya CLO Ltd.
5.820%, 3M TSFR + 1.370%, 10/15/37 (144A) (b)	1,990,000	$1,990,000
6.584%, 3M TSFR + 1.302%, 04/20/34 (144A) (b)	357,000	357,319
6.623%, 3M TSFR + 1.322%, 04/15/31 (144A) (b)	1,095,309	1,096,378
7.144%, 3M TSFR + 1.862%, 10/20/34 (144A) (b)	250,000	250,122
Voya Euro CLO V DAC
5.435%, 3M EURIBOR + 1.750%, 04/15/35 (144A) (EUR) (b)	340,000	378,483
6.785%, 3M EURIBOR + 3.100%, 04/15/35 (144A) (EUR) (b)	250,000	278,317
Washington Mutual Asset-Backed Certificates WMABS Trust
4.367%, 1M TSFR + 0.424%, 10/25/36 (b)	496,295	374,663
5.329%, 1M TSFR + 0.474%, 09/25/36 (b)	1,651,103	445,881
Whitebox CLO I Ltd.
6.661%, 3M TSFR + 1.320%, 07/24/36 (144A) (b)	400,000	400,580
8.441%, 3M TSFR + 3.100%, 07/24/36 (144A) (b)	500,000	500,021
11.091%, 3M TSFR + 5.750%, 07/24/36 (144A) (b)	250,000	250,572
Whitebox CLO III Ltd.
7.510%, 3M TSFR + 2.850%, 10/15/35 (144A) (b)	250,000	250,000
8.913%, 3M TSFR + 3.612%, 10/15/34 (144A) (b)	250,000	251,082
10.310%, 3M TSFR + 5.650%, 10/15/35 (144A) (b)	250,000	250,000
12.413%, 3M TSFR + 7.112%, 10/15/34 (144A) (b)	250,000	251,086
		220,828,279
Asset-Backed - Student Loan — 0.8%
College Avenue Student Loans LLC
2.420%, 06/25/52 (144A)	131,434	118,682
2.720%, 06/25/52 (144A)	72,910	66,438
4.110%, 07/26/55 (144A)	100,000	92,601
Navient Private Education Loan Trust
6.111%, 1M TSFR + 1.014%, 11/15/68 (144A) (b)	230,535	229,562
Navient Private Education Refi Loan Trust
2.610%, 04/15/60 (144A)	156,797	148,779
2.690%, 07/15/69 (144A)	450,000	379,608
3.480%, 04/15/60 (144A)	710,000	651,093
4.000%, 04/15/60 (144A)	230,000	211,000
5.660%, 10/15/72 (144A)	2,407,224	2,473,824
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	2,102,119	1,795,932
2.680%, 04/20/62 (144A)	3,120,000	2,700,418
2.850%, 04/20/62 (144A)	3,661,000	3,200,884
2.900%, 04/20/62 (144A)	1,640,000	1,436,752
3.360%, 04/20/62 (144A)	110,000	93,163
3.500%, 04/20/62 (144A)	170,000	144,029
3.570%, 04/20/62 (144A)	142,000	120,175
3.750%, 04/20/62 (144A)	277,000	242,922
4.380%, 04/20/62 (144A)	100,000	83,337
4.440%, 04/20/62 (144A)	160,000	134,918
4.750%, 04/20/62 (144A)	260,000	221,921
4.930%, 04/20/62 (144A)	374,000	326,876
7.530%, SOFR30A + 2.250%, 11/25/53 (144A) (b)	588,822	587,304
Prodigy Finance DAC
6.219%, 1M TSFR + 1.364%, 07/25/51 (144A) (b)	270,048	269,003
7.469%, 1M TSFR + 2.614%, 07/25/51 (144A) (b)	62,201	62,273
Scholar Funding Trust
5.995%, SOFR30A + 0.764%, 01/30/45 (144A) (b)	2,146,539	2,104,295
BHFTII-28

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
SLM Private Education Loan Trust
9.961%, 1M TSFR + 4.864%, 10/15/41 (144A) (b)	2,108,637	$2,206,868
SMB Private Education Loan Trust
2.300%, 01/15/53 (144A)	133,527	127,391
2.990%, 01/15/53 (144A)	1,159,278	1,002,449
3.000%, 01/15/53 (144A)	76,487	67,240
3.500%, 12/17/40 (144A)	672,402	662,927
3.860%, 01/15/53 (144A)	557,262	499,663
3.930%, 01/15/53 (144A)	42,887	39,164
6.442%, SOFR30A + 1.100%, 06/17/52 (144A) (b)	583,597	578,878
		23,080,369
Total Asset-Backed Securities (Cost $288,262,711)		280,306,695

Mortgage-Backed Securities—8.4%
Collateralized Mortgage Obligations — 3.5%
Agate Bay Mortgage Trust
3.477%, 04/25/45 (144A) (b)	150,000	100,888
3.500%, 06/25/45 (144A) (b)	104,000	65,547
3.631%, 01/25/45 (144A) (b)	130,000	86,945
Ajax Mortgage Loan Trust
Zero Coupon, 12/25/57 (144A) (b)	1,388	479
1.740%, 12/25/60 (144A) (b)	3,582,091	3,159,344
1.875%, 06/25/61 (144A) (b)	5,550,445	5,445,537
1.875%, 06/25/61 (144A) (m)	3,628,661	3,576,282
2.000%, 03/25/60 (144A) (m)	3,183,874	3,136,118
2.693%, 12/25/60 (144A) (b)	744,000	578,706
2.940%, 12/25/60 (144A) (b)	293,000	210,050
3.729%, 12/25/60 (144A) (b)	449,000	316,137
5.115%, 01/25/61 (144A) (m)	1,344,352	1,344,301
American Home Mortgage Assets Trust
6.063%, 12M MTA + 0.940%, 10/25/46 (b)	300,143	199,203
American Home Mortgage Investment Trust
5.159%, 1M TSFR + 0.304%, 05/25/47 (b)	2,317,729	1,320,908
Angel Oak Mortgage Trust
4.800%, 11/25/67 (144A) (m)	1,700,514	1,689,580
Atlas Funding PLC
6.510%, SONIA + 1.550%, 09/20/61 (GBP) (b)	99,899	133,520
Banc of America Alternative Loan Trust
5.500%, 10/25/33	600,317	598,362
6.498%, 10/25/36 (m)	243,638	72,936
Barclays Mortgage Trust
2.000%, 11/25/51 (144A) (m)	1,943,865	1,910,770
Braccan Mortgage Funding PLC
9.296%, SONIA + 4.340%, 02/15/67 (GBP) (b)	589,000	786,944
CFMT LLC
3.000%, 06/25/34 (144A) (b)	161,000	141,726
Chase Mortgage Finance Trust
5.792%, 02/25/37 (b)	1,191,055	1,176,291
6.000%, 12/25/37	6,232,733	2,644,011
CHL Mortgage Pass-Through Trust
5.750%, 07/25/37	292,686	143,902
6.000%, 05/25/37	2,831,342	1,267,579
6.000%, 08/25/37	5,518,326	2,354,491
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
CHL Mortgage Pass-Through Trust
6.000%, 01/25/38	933,382	$409,484
6.083%, 12M MTA + 0.960%, 04/25/46 (b)	3,102,930	944,409
Citigroup Mortgage Loan Trust, Inc.
5.469%, 1M TSFR + 0.614%, 05/25/37 (b)	268,312	241,308
Countrywide Alternative Loan Trust
5.249%, 1M TSFR + 0.394%, 04/25/47 (b)	370,222	333,691
5.265%, 1M TSFR + 0.304%, 03/20/47 (b)	772,285	649,157
5.275%, 1M TSFR + 0.314%, 07/20/46 (b)	1,286,150	1,067,808
5.319%, 1M TSFR + 0.464%, 06/25/35 (b)	856,599	722,881
5.349%, 1M TSFR + 0.494%, 10/25/46 (b)	515,748	476,939
5.365%, 1M TSFR + 0.404%, 12/20/46 (b)	3,347,657	2,898,169
5.429%, 1M TSFR + 0.574%, 03/25/36 (b)	156,710	150,932
5.429%, 1M TSFR + 0.574%, 11/25/36 (b)	527,400	447,588
5.469%, 1M TSFR + 0.614%, 07/25/46 (b)	2,307,610	1,972,304
5.500%, 06/25/25	72,544	59,211
5.500%, 04/25/37	518,195	260,838
5.529%, 1M TSFR + 0.674%, 08/25/35 (b)	4,688,693	4,407,224
5.535%, 1M TSFR + 0.574%, 05/20/46 (b)	2,086,504	1,819,824
6.000%, 05/25/36	1,255,228	504,009
6.000%, 04/25/37	89,291	41,697
6.000%, 05/25/37	1,940,083	955,463
6.250%, 10/25/36	164,323	85,150
6.853%, 12M MTA + 1.730%, 11/25/46 (b)	1,461,956	1,188,170
Cross Mortgage Trust
7.135%, 11/25/68 (144A) (m)	412,614	422,851
CSFB Mortgage-Backed Pass-Through Certificates
6.250%, 1M TSFR + 1.464%, 11/25/35 (b)	407,142	85,860
CSMC Trust
2.436%, 02/25/61 (144A) (b)	1,560,045	1,551,067
4.265%, 03/25/67 (144A) (b)	560,000	544,332
8.921%, 12/25/67 (144A) (b)	1,793,218	1,793,639
CSMC Trust Capital Certificates
6.500%, 10/27/37 (144A)	2,614,524	1,048,563
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.309%, 1M TSFR + 0.454%, 08/25/47 (b)	261,818	229,065
Exmoor Funding PLC
6.851%, SONIA + 1.900%, 03/25/94 (GBP) (b)	100,000	133,561
7.940%, SONIA + 2.800%, 03/25/94 (GBP) (b)	100,000	133,563
GCAT Trust
3.471%, 05/25/66 (144A) (b)	240,000	185,211
GreenPoint Mortgage Funding Trust
7.123%, 12M MTA + 2.000%, 03/25/36 (b)	83,339	76,196
GS Mortgage-Backed Securities Corp. Trust
4.374%, 11/25/49 (144A) (b)	245,778	223,676
GSR Mortgage Loan Trust
6.000%, 07/25/37	349,021	230,152
HarborView Mortgage Loan Trust
5.489%, 1M TSFR + 0.524%, 12/19/36 (b)	1,059,638	813,981
Impac Secured Assets Trust
5.309%, 1M TSFR + 0.454%, 11/25/36 (b)	129,946	114,883
IndyMac INDX Mortgage Loan Trust
4.023%, 09/25/37 (b)	601,018	394,309
JP Morgan Alternative Loan Trust
4.842%, 05/25/37 (b)	117,038	104,159
5.389%, 1M TSFR + 0.534%, 03/25/37 (b)	386,140	329,000
BHFTII-29

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
JP Morgan Mortgage Trust
0.270%, 02/25/52 (144A) (a) (b)	8,311,473	$122,505
0.500%, 02/25/52 (144A) (a) (b)	8,312,193	232,097
2.500%, 02/25/52 (144A) (b)	6,486,423	5,421,217
3.270%, 02/25/52 (144A) (b)	1,062,621	853,082
6.500%, 08/25/36	182,331	59,160
Legacy Mortgage Asset Trust
3.375%, 02/25/59 (144A) (b)	647,817	619,806
4.750%, 04/25/61 (144A) (m)	2,517,352	2,535,269
MASTR Resecuritization Trust
4.752%, 08/25/37 (144A) (b)	212,216	87,238
Merrill Lynch Mortgage Investors Trust
5.289%, 1M TSFR + 0.274%, 09/25/37 (b)	101,265	55,604
5.528%, 05/25/36 (b)	367,246	244,845
MFA Trust
3.514%, 04/25/65 (144A) (b)	540,000	440,690
Miltonia Mortgage Finance SRL
4.986%, 3M EURIBOR + 1.300%, 04/28/62 (EUR) (b)	258,000	280,963
Morgan Stanley Resecuritization Trust
4.405%, 12M MTA + 0.710%, 12/27/46 (144A) (b)	3,464,172	3,021,897
Mortgage Loan Resecuritization Trust
5.655%, 04/16/36 (144A) (b)	607,030	586,954
New Residential Mortgage Loan Trust
4.250%, 12/25/57 (144A) (b)	173,500	170,154
NLT Trust
3.322%, 08/25/56 (144A) (b)	1,361,000	1,025,696
Nomura Asset Acceptance Corp. Alternative Loan Trust
7.134%, 05/25/36 (m)	214,024	38,850
NYMT Trust
7.375%, 05/25/64 (144A) (m)	1,070,632	1,063,149
PRET LLC
7.021%, 02/25/54 (144A) (m)	1,508,900	1,520,799
7.125%, 04/25/54 (144A) (m)	312,228	315,009
PRPM LLC
5.610%, 10/25/25 (144A) (m)	847,759	847,762
RALI Trust
5.329%, 1M TSFR + 0.474%, 12/25/36 (b)	390,780	334,634
RCO VII Mortgage LLC
7.021%, 01/25/29 (144A) (m)	893,703	900,101
Reperforming Loan Trust REMICS
5.309%, 1M TSFR + 0.454%, 06/25/35 (144A) (b)	163,902	154,696
Residential Asset Securitization Trust
1.481%, -1x 1M TSFR + 6.336%, 09/25/37 (a) (b)	11,328,348	1,523,497
5.519%, 1M TSFR + 0.664%, 09/25/37 (b)	11,328,348	3,266,282
6.250%, 12/25/36	3,570,713	2,561,589
RFMSI Trust
5.694%, 08/25/36 (b)	736,263	524,907
RMF Buyout Issuance Trust
3.690%, 11/25/31 (144A) (b)	509,000	477,924
Saluda Grade Alternative Mortgage Trust
7.762%, 04/25/30 (144A) (m)	825,000	837,957
Sequoia Mortgage Trust
4.662%, 07/20/37 (b)	144,279	109,913
Stratton Mortgage Funding PLC
6.481%, SONIA + 1.500%, 06/25/49 (GBP) (b)	100,000	133,186
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Adjustable Rate Mortgage Loan Trust
4.143%, 04/25/36 (b)	164,702	$87,837
4.791%, 04/25/47 (b)	509,913	238,845
Structured Asset Mortgage Investments II Trust
5.349%, 1M TSFR + 0.494%, 06/25/36 (b)	725,787	626,335
5.389%, 1M TSFR + 0.534%, 05/25/46 (b)	118,343	78,774
5.429%, 1M TSFR + 0.574%, 02/25/36 (b)	470,272	411,564
Visio Trust
3.910%, 11/25/54 (144A) (b)	169,000	136,321
5.947%, 08/25/57 (144A) (b)	171,000	169,168
Vista Point Securitization Trust
4.900%, 04/25/65 (144A) (b)	100,000	98,768
Voyager OPTONE Delaware Trust
5.179%, 02/25/38 (144A) (a) (b)	2,870,496	645,914
WaMu Mortgage Pass-Through Certificates Trust
3.843%, 04/25/37 (b)	3,856,086	3,423,571
5.873%, 12M MTA + 0.750%, 06/25/47 (b)	1,318,568	1,094,018
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.126%, 10/25/36 (m)	868,294	300,188
5.489%, 1M TSFR + 0.634%, 12/25/35 (b)	1,755,632	1,514,462
5.589%, 1M TSFR + 0.734%, 06/25/37 (b)	126,601	115,643
5.823%, 12M MTA + 0.700%, 01/25/47 (b)	2,068,729	1,712,591
		101,532,312
Commercial Mortgage-Backed Securities — 4.9%
1211 Avenue of the Americas Trust
4.280%, 08/10/35 (144A) (b)	230,000	213,440
245 Park Avenue Trust
0.271%, 06/05/37 (144A) (a) (b)	5,000,000	21,802
3.779%, 06/05/37 (144A) (b)	207,000	181,722
280 Park Avenue Mortgage Trust
6.955%, 1M TSFR + 1.836%, 09/15/34 (144A) (b)	500,000	467,500
7.537%, 1M TSFR + 2.419%, 09/15/34 (144A) (b)	2,998,451	2,773,751
ALEN Mortgage Trust
8.312%, 1M TSFR + 3.214%, 04/15/34 (144A) (b)	453,000	227,859
Arbor Multifamily Mortgage Securities Trust
1.750%, 05/15/53 (144A)	126,000	95,762
Ashford Hospitality Trust
7.369%, 1M TSFR + 2.272%, 04/15/35 (144A) (b)	138,000	135,542
Atrium Hotel Portfolio Trust
7.344%, 1M TSFR + 2.247%, 12/15/36 (144A) (b)	1,041,000	978,540
BAMLL Commercial Mortgage Securities Trust
3.716%, 04/14/33 (144A) (b)	150,000	144,027
6.544%, 1M TSFR + 1.447%, 11/15/33 (144A) † (b)	510,000	509,283
6.644%, 1M TSFR + 1.547%, 11/15/32 (144A) † (b)	300,000	299,361
7.144%, 1M TSFR + 2.047%, 11/15/32 (144A) † (b)	630,000	628,796
Bank
0.465%, 09/15/62 (a) (b)	8,619,000	140,941
Bank of America Merrill Lynch Commercial Mortgage Trust
0.733%, 02/15/50 (a) (b)	4,070,000	50,747
Bayview Commercial Asset Trust
5.344%, 1M TSFR + 0.489%, 10/25/36 (144A) (b)	63,644	61,867
5.374%, 1M TSFR + 0.519%, 03/25/37 (144A) (b)	99,294	94,874
5.419%, 1M TSFR + 0.564%, 01/25/36 (144A) (b)	50,251	48,233
5.419%, 1M TSFR + 0.564%, 10/25/36 (144A) (b)	64,760	63,058
BHFTII-30

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Bayview Commercial Asset Trust
5.509%, 1M TSFR + 0.654%, 04/25/36 (144A) (b)	57,047	$54,190
5.644%, 1M TSFR + 0.789%, 01/25/36 (144A) (b)	37,409	35,759
6.469%, 1M TSFR + 1.614%, 12/25/37 (144A) (b)	843,605	744,385
BBCMS Mortgage Trust
6.016%, 1M TSFR + 0.919%, 03/15/37 (144A) (b)	1,770,000	1,672,650
BB-UBS Trust
0.730%, 11/05/36 (144A) (a) (b)	85,480,000	1,385
4.160%, 11/05/36 (144A) (b)	330,000	328,053
Benchmark Mortgage Trust
1.181%, 03/15/52 (a) (b)	3,407,959	123,346
1.368%, 02/15/54 (a) (b)	5,065,174	279,018
BFLD Trust
8.912%, 1M TSFR + 3.814%, 10/15/35 (144A) (b)	663,000	34,945
BHMS Mortgage Trust
6.644%, 1M TSFR + 1.547%, 07/15/35 (144A) (b)	4,059,844	4,058,626
BMP Trust
8.486%, 1M TSFR + 3.389%, 06/15/41 (144A) (b)	382,000	376,269
BPR Trust
8.812%, 1M TSFR + 3.714%, 09/15/38 (144A) (b)	492,000	485,235
BSST Mortgage Trust
5.962%, 1M TSFR + 0.864%, 04/15/36 (144A) (b)	5,302,942	5,253,227
6.312%, 1M TSFR + 1.214%, 04/15/36 (144A) (b)	582,359	571,464
6.562%, 1M TSFR + 1.464%, 04/15/36 (144A) (b)	724,093	710,575
6.812%, 1M TSFR + 1.714%, 04/15/36 (144A) (b)	672,027	655,782
7.312%, 1M TSFR + 2.214%, 04/15/36 (144A) (b)	567,897	548,672
8.112%, 1M TSFR + 3.014%, 04/15/36 (144A) (b)	555,363	537,291
9.012%, 1M TSFR + 3.914%, 04/15/36 (144A) (b)	750,125	717,880
10.114%, 1M TSFR + 5.017%, 04/15/36 (144A) (b)	535,115	511,233
BWAY Mortgage Trust
3.446%, 03/10/33 (144A)	1,495,000	1,379,177
3.454%, 03/10/33 (144A)	1,206,304	1,173,826
3.633%, 03/10/33 (144A)	600,000	529,516
BX Commercial Mortgage Trust
2.843%, 03/09/44 (144A) (b)	204,000	183,098
2.843%, 03/09/44 (144A)	1,454,472	1,318,313
6.122%, 1M TSFR + 1.024%, 02/15/33 (144A) (b)	2,391,915	2,359,112
6.538%, 1M TSFR + 1.442%, 02/15/39 (144A) (b)	194,800	194,617
6.539%, 1M TSFR + 1.442%, 02/15/39 (144A) (b)	1,244,172	1,244,172
6.638%, 1M TSFR + 1.541%, 05/15/34 (144A) (b)	620,000	619,806
6.738%, 1M TSFR + 1.641%, 05/15/41 (144A) (b)	2,331,781	2,334,696
6.858%, 1M TSFR + 1.761%, 12/09/40 (144A) (b)	654,529	656,575
7.362%, 1M TSFR + 2.264%, 02/15/33 (144A) (b)	1,466,417	1,446,482
8.012%, 1M TSFR + 2.914%, 06/15/38 (144A) (b)	605,460	596,478
8.236%, 1M TSFR + 3.140%, 02/15/39 (144A) (b)	3,645,035	3,649,592
8.237%, 1M TSFR + 3.141%, 06/15/27 (144A) (b)	560,000	562,450
8.685%, 1M TSFR + 3.589%, 12/09/40 (144A) (b)	893,878	894,716
9.285%, 1M TSFR + 4.188%, 02/15/39 (144A) (b)	1,963,459	1,920,140
9.462%, 1M TSFR + 4.364%, 02/15/33 (144A) (b)	979,005	965,763
BX Trust
3.202%, 12/09/41 (144A)	4,738,000	4,402,518
4.076%, 12/09/41 (144A) (b)	1,743,000	1,604,548
5.947%, 1M TSFR + 0.850%, 01/15/39 (144A) (b)	1,260,000	1,249,762
6.012%, 1M TSFR + 0.914%, 02/15/36 (144A) (b)	162,000	161,241
6.111%, 1M TSFR + 1.014%, 10/15/36 (144A) (b)	713,000	708,989
6.588%, 1M TSFR + 1.491%, 07/15/29 (144A) (b)	2,730,000	2,730,000
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BX Trust
6.638%, 1M TSFR + 1.541%, 06/15/37 (144A) (b)	2,170,000	$2,169,322
7.187%, 1M TSFR + 2.090%, 03/15/41 (144A) (b)	530,000	531,656
7.262%, 1M TSFR + 2.165%, 08/15/39 (144A) (b)	741,008	741,008
7.462%, 1M TSFR + 2.364%, 01/15/34 (144A) (b)	196,000	192,815
7.612%, 1M TSFR + 2.514%, 02/15/36 (144A) (b)	1,742,188	1,682,469
7.787%, 1M TSFR + 2.690%, 05/15/38 (144A) (b)	5,434,000	5,454,377
7.986%, 1M TSFR + 2.889%, 07/15/29 (144A) (b)	460,000	458,850
8.212%, 1M TSFR + 3.114%, 01/15/34 (144A) (b)	301,000	295,503
8.212%, 1M TSFR + 3.114%, 02/15/36 (144A) (b)	893,170	846,858
8.310%, 1M TSFR + 3.213%, 08/15/42 (144A) (b)	925,525	925,524
9.034%, 1M TSFR + 3.938%, 07/15/29 (144A) (b)	1,180,000	1,168,198
9.158%, 1M TSFR + 4.061%, 08/15/43 (144A) (b)	4,252,702	4,240,741
9.536%, 1M TSFR + 4.439%, 03/15/41 (144A) (b)	1,141,000	1,146,340
10.486%, 1M TSFR + 5.389%, 03/15/41 (144A) (b)	547,000	548,410
BXP Trust
2.868%, 01/15/44 (144A) (b)	327,000	240,053
3.670%, 08/13/37 (144A) (b)	760,000	624,801
Cassia SRL
6.038%, 3M EURIBOR + 2.500%, 05/22/34 (144A) (EUR) (b)	1,267,640	1,406,777
CD Mortgage Trust
3.631%, 02/10/50	350,000	332,074
3.956%, 08/15/50 (b)	363,000	340,692
CENT Trust
7.717%, 1M TSFR + 2.620%, 09/15/38 (144A) (b)	2,110,000	2,113,956
CFCRE Commercial Mortgage Trust
0.849%, 05/10/58 (a) (b)	2,370,000	21,957
CFK Trust
4.791%, 01/15/39 (144A) (b)	728,000	667,155
Citigroup Commercial Mortgage Trust
0.912%, 11/10/42 (144A) (a) (b)	7,730,000	316,142
COMM Mortgage Trust
0.168%, 02/10/35 (144A) (a) (b)	60,958,000	610
3.285%, 10/10/36 (144A) (b)	270,000	217,283
6.924%, 1M TSFR + 1.841%, 06/15/41 (144A) (b)	1,220,000	1,215,044
7.673%, 1M TSFR + 2.590%, 06/15/41 (144A) (b)	367,000	365,050
9.570%, 1M TSFR + 4.487%, 06/15/41 (144A) (b)	484,000	481,621
CRSO Trust
7.121%, 07/10/40 (b)	5,522,122	5,868,830
CSAIL Commercial Mortgage Trust
0.322%, 11/15/50 (a) (b)	3,940,000	31,001
0.675%, 09/15/52 (a) (b)	4,150,000	96,067
1.462%, 09/15/52 (a) (b)	2,883,985	145,085
1.697%, 06/15/52 (a) (b)	6,931,980	390,769
CSMC Trust
3.904%, 11/10/32 (144A) (b)	301,000	99,330
6.094%, 1M TSFR + 0.997%, 12/15/30 (144A) (b)	280,000	269,904
10.324%, 1M TSFR + 5.226%, 10/15/37 (144A) (b)	423,000	388,111
DBJPM Mortgage Trust
1.000%, 06/10/50 (a) (b)	2,060,000	45,635
3.276%, 05/10/49	240,000	233,935
DBSG Mortgage Trust
6.144%, 06/10/37 (144A) (b)	374,607	382,015
DBUBS Mortgage Trust
3.648%, 10/10/34 (144A) † (b)	1,257,563	1,226,498
BHFTII-31

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
ELM Trust
0.242%, 06/10/39 (144A) (a) (b)	7,464,000	$28,147
1.613%, 06/10/39 (144A) (a) (b)	6,760,000	168,991
5.994%, 06/10/39 (144A) (b)	1,420,000	1,452,108
8.046%, 06/10/39 (144A) (b)	924,000	942,767
ELP Commercial Mortgage Trust
8.328%, 1M TSFR + 3.230%, 11/15/38 (144A) (b)	411,663	400,541
Extended Stay America Trust
7.462%, 1M TSFR + 2.364%, 07/15/38 (144A) (b)	514,127	515,121
8.062%, 1M TSFR + 2.964%, 07/15/38 (144A) (b)	948,953	948,953
8.912%, 1M TSFR + 3.814%, 07/15/38 (144A) (b)	4,418,644	4,415,883
GCT Commercial Mortgage Trust
7.562%, 1M TSFR + 2.464%, 02/15/38 (144A) (b)	100,000	5,950
GS Mortgage Securities Corp. II
5.366%, 05/03/32 (144A)	840,000	831,444
GS Mortgage Securities Corp. Trust
2.856%, 05/10/34 (144A)	602,464	514,945
7.188%, 1M TSFR + 2.091%, 03/15/28 (144A) (b)	130,000	130,244
GS Mortgage Securities Trust
1.818%, 12/12/53 (144A) (a) (b)	3,073,181	233,869
3.932%, 10/10/35 (144A) (b)	200,000	173,109
3.932%, 11/10/52 (b)	60,000	51,719
4.529%, 04/10/47 (b)	11,438	11,038
4.547%, 07/10/48 (b)	110,000	106,265
GWT Trust
6.788%, 1M TSFR + 1.691%, 05/15/41 (144A) (b)	2,672,000	2,672,000
HIH Trust
8.590%, 1M TSFR + 3.640%, 10/15/41 (144A) (b)	180,000	179,540
HILT Commercial Mortgage Trust
6.638%, 1M TSFR + 1.541%, 05/15/37 (144A) (b)	750,000	748,594
8.285%, 1M TSFR + 3.189%, 05/15/37 (144A) (b)	815,000	803,794
HLTN Commercial Mortgage Trust
6.738%, 1M TSFR + 1.642%, 06/15/41 (144A) (b)	400,000	399,250
HMH Trust
3.062%, 07/05/31 (144A)	740,000	546,212
Hudson Yards Mortgage Trust
3.041%, 12/10/41 (144A) (b)	662,050	497,855
INTOWN Mortgage Trust
7.586%, 1M TSFR + 2.489%, 08/15/39 (144A) (b)	1,100,000	1,102,750
JP Morgan Chase Commercial Mortgage Securities Trust
0.750%, 08/15/49 (144A) (a) (b)	5,300,000	62,527
0.863%, 04/15/46 (a) (b)	4,900,000	88
6.354%, 1M TSFR + 1.257%, 06/15/35 (144A) (b)	116,290	101,364
7.162%, 1M TSFR + 2.064%, 04/15/38 (144A) (b)	787,000	783,065
7.276%, 1M TSFR + 2.179%, 09/15/39 (144A) † (b)	94,000	94,002
7.304%, 1M TSFR + 2.207%, 07/15/36 (144A) (b)	570,000	556,225
7.912%, 1M TSFR + 2.814%, 04/15/38 (144A) (b)	1,030,000	1,024,850
8.232%, 1M TSFR + 3.134%, 10/15/33 (144A) (b)	180,000	143,046
8.412%, 1M TSFR + 3.314%, 04/15/38 (144A) (b)	450,000	445,781
8.636%, 1M TSFR + 3.540%, 04/15/37 (144A) (b)	797,620	680,626
JPMBB Commercial Mortgage Securities Trust
0.539%, 09/15/47 (a) (b)	142,301	1
0.673%, 05/15/48 (a) (b)	522,456	1,075
4.290%, 12/15/48 (144A) (b)	150,000	132,739
JPMDB Commercial Mortgage Securities Trust
0.750%, 12/15/49 (144A) (a) (b)	2,067,000	26,864
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JW Commercial Mortgage Trust
6.704%, 1M TSFR + 1.621%, 06/15/39 (144A) (b)	410,000	$409,232
8.272%, 1M TSFR + 3.189%, 06/15/39 (144A) (b)	310,000	310,118
KSL Commercial Mortgage Trust
7.387%, 1M TSFR + 2.290%, 12/15/36 (144A) (b)	953,000	955,382
9.384%, 1M TSFR + 4.287%, 12/15/36 (144A) (b)	2,340,000	2,345,850
LBA Trust
6.688%, 1M TSFR + 1.591%, 06/15/26 (144A) (b)	1,840,000	1,840,000
9.534%, 1M TSFR + 4.437%, 06/15/26 (144A) (b)	153,000	152,177
Lehman Brothers Small Balance Commercial Mortgage Trust
5.419%, 1M TSFR + 0.564%, 09/25/36 (144A) (b)	181,789	172,559
LSTAR Commercial Mortgage Trust
0.989%, 03/10/50 (144A) (a) (b)	598,993	8,726
LUXE Trust
7.965%, 1M TSFR + 2.864%, 10/15/38 (144A) (b)	100,000	99,889
MCR Mortgage Trust
0.920%, 06/12/39 (144A) (a)	2,421,000	45,429
5.924%, 06/12/39 (144A)	520,000	532,065
8.725%, 06/12/39 (144A)	440,000	448,541
9.751%, 1M TSFR + 4.654%, 02/15/37 (144A) (b)	375,519	374,932
MF1 Trust
9.317%, 1M TSFR + 4.220%, 12/15/34 (144A) (b)	163,000	154,309
MFT Mortgage Trust
3.593%, 02/10/42 (144A) (b)	350,781	200,322
MHC Commercial Mortgage Trust
7.312%, 1M TSFR + 2.215%, 04/15/38 (144A) (b)	631,674	628,121
7.812%, 1M TSFR + 2.715%, 04/15/38 (144A) (b)	161,903	160,891
Morgan Stanley Bank of America Merrill Lynch Trust
1.399%, 12/15/47 (144A) (a) (b)	1,810,000	3,800
Morgan Stanley Capital I Trust
1.169%, 03/15/52 (a) (b)	2,245,290	81,449
2.299%, 06/15/50 (144A) (a) (b)	1,190,000	58,880
3.000%, 06/15/52 (144A)	97,000	73,787
MSWF Commercial Mortgage Trust
1.141%, 12/15/56 (a) (b)	8,244,762	528,870
6.014%, 12/15/56 (b)	114,003	125,585
Natixis Commercial Mortgage Securities Trust
4.404%, 06/17/38 (144A)	265,000	259,242
NJ Trust
6.697%, 01/06/29 (144A) (b)	350,000	371,190
NYC Trust
8.935%, 1M TSFR + 3.838%, 08/15/29 (144A) (b)	198,000	198,990
Olympic Tower Mortgage Trust
0.511%, 05/10/39 (144A) (a) (b)	13,300,000	114,464
4.077%, 05/10/39 (144A) (b)	1,049,000	758,013
One Bryant Park Trust
2.516%, 09/15/54 (144A)	128,000	113,873
One Market Plaza Trust
Zero Coupon, 02/10/32 (144A) (a) (b)	17,538,712	175
0.219%, 02/10/32 (144A) (a) (b)	3,507,742	6,819
One New York Plaza Trust
7.962%, 1M TSFR + 2.864%, 01/15/36 (144A) (b)	160,000	135,600
OPEN Trust
8.186%, 1M TSFR + 3.089%, 10/15/28 (144A) (b)	143,589	144,935
PGA Trust
6.987%, 1M TSFR + 1.891%, 06/15/39 (144A) (b)	371,000	369,493
BHFTII-32

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
SHER Trust
6.737%, 1M TSFR + 1.641%, 04/15/37 (144A) (b)	100,000	$99,375
SHR Trust
8.700%, 1M TSFR + 3.600%, 10/15/41 (144A) (b)	543,000	543,000
9.550%, 1M TSFR + 4.450%, 10/15/41 (144A) (b)	367,000	367,000
SREIT Trust
7.830%, 1M TSFR + 2.733%, 11/15/36 (144A) (b)	672,700	666,814
7.836%, 1M TSFR + 2.739%, 11/15/38 (144A) (b)	851,608	845,784
Taubman Centers Commercial Mortgage Trust
7.283%, 1M TSFR + 2.186%, 05/15/37 (144A) (b)	128,000	128,320
TYSN Mortgage Trust
6.799%, 12/10/33 (144A) (b)	320,000	338,376
U.K. Logistics DAC
6.630%, SONIA + 1.650%, 05/17/34 (GBP) (b)	202,000	270,871
UBS Commercial Mortgage Trust
1.126%, 12/15/52 (a) (b)	7,003,559	250,042
1.578%, 10/15/52 (a) (b)	6,562,749	371,993
Velocity Commercial Capital Loan Trust
2.520%, 12/26/51 (144A) (b)	2,269,809	2,029,604
2.980%, 02/25/50 (144A) (b)	111,236	96,392
4.240%, 11/25/47 (144A) (b)	66,639	60,485
4.480%, 12/26/51 (144A) (b)	241,884	188,934
5.000%, 11/25/47 (144A) (b)	39,173	35,035
Wells Fargo Commercial Mortgage Trust
0.312%, 07/15/43 (144A) (a) (b)	5,050,000	48,369
1.147%, 12/15/48 (a) (b)	858,597	6,188
1.384%, 08/15/49 (144A) (a) (b)	1,430,000	27,283
1.571%, 05/15/52 (a) (b)	4,638,184	217,581
3.580%, 02/15/48	1,342,000	1,328,974
3.874%, 06/15/36 (144A) (b)	170,000	153,275
5.484%, 07/15/35 (144A) (b)	421,000	424,001
6.215%, 07/15/43 (144A)	640,000	673,502
6.432%, 07/15/43 (144A)	407,000	424,052
7.082%, 07/15/43 (144A)	170,000	175,214
		139,532,657
Total Mortgage-Backed Securities (Cost $260,428,366)		241,064,969

Foreign Government—5.4%
Banks — 0.0%
Corp. Financiera de Desarrollo SA
4.750%, 07/15/25	200,000	199,716
Sovereign — 5.4%
Argentina Republic Government International Bonds
1.000%, 07/09/29	48,000	31,368
3.500%, 07/09/41 (m)	88,500	40,286
4.125%, 07/09/35 (m)	92,200	44,256
5.000%, 01/09/38	57,900	30,190
Brazil Government International Bonds
6.125%, 03/15/34	7,110,000	7,245,369
Brazil Notas do Tesouro Nacional
10.000%, 01/01/29 (BRL)	20,100,000	3,422,986
10.000%, 01/01/33 (BRL)	14,500,000	2,363,059
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Brazil Notas do Tesouro Nacional
10.000%, 01/01/35 (BRL)	97,700,000	$15,645,117
Chile Government International Bonds
4.340%, 03/07/42	200,000	182,460
Colombia Government International Bonds
8.000%, 04/20/33	115,000	123,390
8.000%, 11/14/35	380,000	405,013
Colombia TES
5.750%, 11/03/27 (COP)	2,131,100,000	466,621
6.000%, 04/28/28 (COP)	2,920,300,000	631,809
7.000%, 03/26/31 (COP)	1,163,500,000	243,771
Dominican Republic International Bonds
4.500%, 01/30/30 (144A)	150,000	143,218
10.750%, 06/01/36 (144A) (DOP)	12,350,000	217,917
Egypt Government International Bonds
3.875%, 02/16/26	634,000	608,513
4.750%, 04/16/26 (EUR)	378,000	408,215
European Union
2.500%, 10/04/52 (EUR)	2,020,000	1,917,585
3.000%, 03/04/53 (EUR)	14,812,541	15,528,343
French Republic Government Bonds OAT
3.000%, 05/25/54 (144A) (EUR)	6,139,660	6,166,847
Gabon Government International Bonds
7.000%, 11/24/31	249,000	192,578
Guatemala Government Bonds
4.875%, 02/13/28	558,000	548,987
5.250%, 08/10/29 (144A)	73,000	72,151
6.600%, 06/13/36 (144A)	200,000	210,043
Hungary Government International Bonds
4.000%, 07/25/29 (EUR)	820,000	927,027
5.375%, 09/12/33 (EUR)	50,000	60,021
Indonesia Government International Bonds
2.850%, 02/14/30	662,000	616,587
3.050%, 03/12/51	1,965,000	1,430,245
Israel Government International Bonds
5.750%, 03/12/54	1,440,000	1,369,238
Ivory Coast Government International Bonds
4.875%, 01/30/32 (EUR)	100,000	98,206
5.250%, 03/22/30 (EUR)	202,000	214,220
Japan Government Thirty Year Bonds
1.800%, 03/20/54 (JPY)	1,199,750,000	7,814,214
Kingdom of Belgium Government Bonds
3.300%, 06/22/54 (144A) (EUR)	11,979,320	13,046,475
Mexico Bonos
7.750%, 11/23/34 (MXN)	247,700,000	11,258,588
8.000%, 11/07/47 (MXN)	10,425,000	446,120
8.500%, 03/01/29 (MXN)	60,500,000	2,993,506
8.500%, 05/31/29 (MXN)	129,548,000	6,411,672
Mexico Government International Bonds
2.659%, 05/24/31	3,475,000	2,983,158
3.500%, 02/12/34	2,469,000	2,100,563
4.500%, 01/31/50	4,504,000	3,576,878
6.350%, 02/09/35	5,027,000	5,268,119
Nigeria Government International Bonds
7.143%, 02/23/30	429,000	388,781
BHFTII-33

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Oman Government International Bonds
6.500%, 03/08/47	200,000	$210,779
Oriental Republic of Uruguay
5.250%, 09/10/60	29,000	29,007
Panama Government International Bonds
3.875%, 03/17/28	1,279,000	1,232,173
4.500%, 04/01/56	1,811,000	1,300,917
6.400%, 02/14/35	200,000	204,067
Peru Government International Bonds
2.783%, 01/23/31 (h)	21,000	18,711
3.550%, 03/10/51 (h)	1,587,000	1,198,749
6.950%, 08/12/31 (144A) (PEN)	2,351,000	678,301
7.600%, 08/12/39 (144A) (PEN)	736,000	215,925
Philippines Government International Bonds
3.000%, 02/01/28	1,834,000	1,765,372
3.200%, 07/06/46	2,044,000	1,553,346
Republic of Poland Government Bonds
2.000%, 08/25/36 (PLN)	615,320	144,246
2.750%, 10/25/29 (PLN)	2,846,000	669,445
4.750%, 07/25/29 (PLN)	2,649,000	682,474
5.000%, 10/25/34 (PLN)	1,837,000	467,959
5.750%, 04/25/29 (PLN)	5,279,000	1,418,840
Republic of South Africa Government Bonds
7.000%, 02/28/31 (ZAR)	12,857,850	666,288
8.000%, 01/31/30 (ZAR)	6,304,000	352,086
8.750%, 01/31/44 (ZAR)	4,506,000	218,407
8.750%, 02/28/48 (ZAR)	9,045,000	438,461
Republic of South Africa Government International Bonds
5.000%, 10/12/46	200,000	154,566
Republic of Uzbekistan International Bonds
5.375%, 05/29/27 (144A) (EUR)	124,000	138,952
Romania Government International Bonds
2.124%, 07/16/31 (EUR)	37,000	34,463
2.125%, 03/07/28 (EUR)	32,000	33,484
2.500%, 02/08/30 (EUR)	31,000	31,139
5.250%, 11/25/27 (144A)	14,000	14,108
Saudi Government International Bonds
4.500%, 04/17/30	200,000	201,100
Turkiye Government Bonds
26.200%, 10/05/33 (TRY)	12,114,000	348,923
31.080%, 11/08/28 (TRY)	3,199,000	95,977
37.000%, 02/18/26 (TRY)	8,157,000	236,379
U.K. Gilts
4.375%, 07/31/54 (GBP)	14,230,500	18,367,189
Ukraine Government International Bonds
Zero Coupon, 02/01/30 (144A) (m)	7,720	3,403
Zero Coupon, 02/01/34 (144A) (m)	28,850	9,773
Zero Coupon, 02/01/35 (144A) (m)	24,380	10,703
Zero Coupon, 02/01/36 (144A) (m)	20,317	8,787
Zero Coupon, 08/01/41	729,000	516,132
1.750%, 02/01/34 (144A) (m)	70,668	31,440
1.750%, 02/01/35 (144A) (m)	42,400	18,444
1.750%, 02/01/36 (144A) (m)	28,267	12,187
Uruguay Government International Bonds
4.375%, 10/27/27	1,266,587	1,275,031
5.100%, 06/18/50	1,118,733	1,116,551
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Uruguay Government International Bonds
5.750%, 10/28/34	64,385	$69,772
Venezuela Government International Bonds
11.950%, 08/05/31 (n)	690,000	109,205
		154,196,971
Total Foreign Government (Cost $157,553,773)		154,396,687

Floating Rate Loans (o)—0.7%
Agriculture — 0.0%
Hydrofarm Holdings LLC
2021 Term Loan, 10.460%, 1M TSFR + 5.500%, 10/25/28	362,659	297,380
Apparel — 0.0%
Fanatics Commerce Intermediate Holdco LLC
Term Loan B, 8.210%, 1M TSFR + 3.250%, 11/24/28	110,431	110,155
Auto Parts & Equipment — 0.0%
Emerald Technologies U.S. Acquisitionco, Inc.
Term Loan, 11.195%, 1M TSFR + 6.250%, 12/29/27	259,949	213,158
Beverages — 0.0%
Naked Juice LLC
2nd Lien Term Loan, 10.704%, 3M TSFR + 6.000%, 01/24/30	75,000	46,711
Triton Water Holdings, Inc.
Term Loan, 8.115%, 3M TSFR + 3.250%, 03/31/28	164,988	164,914
		211,625
Chemicals — 0.0%
Eastman Chemical Co.
2021 Term Loan B, 10.115%, 3M TSFR + 5.250%, 11/01/28	391,950	333,647
SCIH Salt Holdings, Inc.
2021 Incremental Term Loan B, 8.755%, 3M TSFR + 3.500%, 03/16/27	291,263	291,578
		625,225
Commercial Services — 0.1%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.695%, 1M TSFR + 3.750%, 05/12/28	600,430	595,288
American Auto Auction Group LLC
2021 Term Loan B, 9.754%, 3M TSFR + 5.000%, 12/30/27	247,846	249,291
Digital Room Holdings, Inc.
2021 Term Loan, 10.195%, 1M TSFR + 5.250%, 12/21/28	504,075	487,693
Interface Security Systems LLC
Term Loan, 11.945%, 1M TSFR + 7.000%, 1.000% PIK, 08/07/25 (i) (j) (k)	1,741,352	835,849
USAVFLOW II Ltd.
Term Loan B, 11.420%, PRIME + 6.500%, 08/16/29 (j) (k)	295,000	295,000
BHFTII-34

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (o)—(Continued)
Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Vaco Holdings LLC
2022 Term Loan, 9.945%, 1M TSFR + 5.000%, 01/21/29	271,854	$266,825
		2,729,946
Computers — 0.2%
Alorica, Inc.
2022 Term Loan, 11.720%, 1M TSFR + 6.875%, 12/21/27 † (j) (k)	805,843	792,789
Coreweave Compute Acquisition Co. II LLC
Delayed Draw Term Loan, 13.852% - 14.951%, 3M TSFR + 9.620%, 06/30/28 † (j) (k) (p)	2,386,400	2,383,536
Coreweave Compute Acquisition Co. IV LLC
2024 Delayed Draw Term Loan, 10.604% - 11.279%, 3M TSFR + 6.000%, 05/16/29 † (j) (k) (p) (q)	2,784,000	2,742,240
		5,918,565
Cosmetics/Personal Care — 0.0%
Conair Holdings LLC
Term Loan B, 8.710%, 1M TSFR + 3.750%, 05/17/28	93,895	86,364
Euro Parfums Fze
Term Loan B, 11.418%, 3M TSFR + 6.750%, 06/23/28 (j) (k)	178,000	178,000
		264,364
Diversified Financial Services — 0.0%
CPPIB Capital, Inc.
Term Loan B, 7.854%, 3M TSFR + 3.250%, 08/20/31	427,000	428,334
Engineering & Construction — 0.1%
Orion Group Holdco LLC
2022 1st Amendment Term Loan, 11.365%, 3M TSFR + 6.500%, 03/19/27 † (j) (k)	35,204	35,380
2022 First A&R Amendment Incremental DDTL, 11.365%, 3M TSFR + 6.500%, 03/19/27 † (j) (k)	157,845	158,634
2023 Delayed Draw Term Loan, 10.865%, 3M TSFR + 6.000%, 03/19/27 † (j) (k) (q)	349,968	349,968
2023 Term Loan B, 10.865%, 3M TSFR + 6.250%, 03/19/27 † (j) (k)	185,263	185,263
2024 Incremental Delayed Draw Term Loan, 03/19/27 † (j) (k) (q)	187,229	186,293
Delayed Draw Term Loan, 10.865%, 3M TSFR + 6.000%, 03/19/27 † (j) (k)	59,617	59,319
First Lien Delayed Draw Term Loan, 10.865%, 3M TSFR + 6.000%, 03/19/27 † (j) (k)	352,797	354,561
First Lien Term Loan, 10.865%, 3M TSFR + 6.000%, 03/19/27 † (j) (k)	30,178	30,329
Term Loan, 10.865%, 3M TSFR + 6.000%, 03/19/27 † (j) (k)	5,956	5,926
		1,365,673
Entertainment — 0.1%
Bally's Corp.
2021 Term Loan B, 8.794%, 3M TSFR + 3.250%, 10/02/28	1,301,257	1,243,243
Security Description	Principal Amount*	Value

Entertainment—(Continued)
ECL Entertainment LLC
2024 Term Loan B, 8.845%, 1M TSFR + 4.000%, 08/31/30	855,162	$859,839
J&J Ventures Gaming LLC
Term Loan, 8.960%, 1M TSFR + 4.000%, 04/26/28	314,154	313,902
Maverick Gaming LLC
2024 PIK Term Loan, 12.821%, 3M TSFR + 7.500%, 06/03/28	267,247	257,893
2024 Second Out Term Loan, 12.821%, 3M TSFR + 7.500%, 06/03/28	440,800	319,580
		2,994,457
Food — 0.0%
BCPE North Star U.S. HoldCo 2, Inc.
Term Loan, 8.960% - 11.000%, PRIME + 3.000%, 1M TSFR + 4.000%, 06/09/28 (p)	778,691	739,270
Healthcare-Services — 0.0%
Medical Solutions Holdings, Inc.
2021 2nd Lien Term Loan, 12.352%, 3M TSFR + 7.000%, 11/01/29	274,000	184,950
Lodging — 0.1%
Aimbridge Acquisition Co., Inc.
2019 Term Loan B, 8.710%, 1M TSFR + 3.750%, 02/02/26	365,610	357,475
2020 Incremental Term Loan B, 9.710%, 1M TSFR + 4.750%, 02/02/26	148,517	145,918
Spectacle Gary Holdings LLC
2021 Term Loan B, 9.195%, 1M TSFR + 4.250%, 12/11/28	1,282,261	1,277,453
		1,780,846
Media — 0.0%
CSC Holdings LLC
2019 Term Loan B5, 04/15/27 (r)	154,667	142,062
DirecTV Financing LLC
Term Loan, 9.960%, 1M TSFR + 5.000%, 08/02/27	142,930	143,183
Gray Television, Inc.
2021 Term Loan D, 8.315%, 1M TSFR + 3.000%, 12/01/28	802	742
		285,987
Oil & Gas — 0.0%
Ecopetrol SA
2023 Term Loan, 9.365%, 6M TSFR + 4.750%, 09/06/30 (k)	350,000	360,045
Oil & Gas Services — 0.1%
Solaris Energy Infrastructure LLC
Term Loan, 09/11/29 (j) (k) (r)	1,604,000	1,571,920
Pipelines — 0.0%
NGP XI Midstream Holdings LLC
Term Loan B, 8.604%, 3M TSFR + 4.000%, 07/25/31	204,000	204,127
BHFTII-35

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (o)—(Continued)
Security Description	Principal Amount*	Value

Retail — 0.0%
Park River Holdings, Inc.
Term Loan, 8.843%, 3M TSFR + 3.250%, 12/28/27	88,400	$87,118
WOOF Holdings, Inc.
1st Lien Term Loan, 8.615%, 3M TSFR + 3.750%, 12/21/27	139,243	94,128
		181,246
Software — 0.0%
ConnectWise LLC
2021 Term Loan B, 8.365%, 3M TSFR + 3.500%, 09/29/28	407,981	408,185
Telecommunications — 0.0%
Connect Finco SARL
2024 Non-Extended Term Loan B, 8.345%, 1M TSFR + 3.500%, 12/11/26	525,003	523,472
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 11.414%, 1M TSFR + 6.560%, 04/15/29	99,634	101,824
		625,296
Total Floating Rate Loans (Cost $22,972,520)		21,500,754

Municipals—0.6%
American Municipal Power, Inc.
8.084%, 02/15/50	510,000	695,658
Bay Area Toll Authority
7.043%, 04/01/50	1,215,000	1,498,861
City of San Antonio Electric & Gas Systems Revenue
5.808%, 02/01/41	875,000	943,288
Florida Development Finance Corp.
12.000%, 07/15/32	505,000	538,436
Los Angeles Community College District, General Obligation Unlimited
6.600%, 08/01/42	785,000	911,859
Metropolitan Transportation Authority
6.668%, 11/15/39	170,000	191,744
6.814%, 11/15/40	330,000	374,780
Municipal Electric Authority of Georgia
6.637%, 04/01/57	449,000	512,682
New Jersey Turnpike Authority
7.414%, 01/01/40	492,000	598,653
New York City Municipal Water Finance Authority
5.882%, 06/15/44	270,000	288,939
New York State Dormitory Authority
5.389%, 03/15/40	355,000	365,772
Port Authority of New York & New Jersey
4.960%, 08/01/46	1,350,000	1,368,394
Port of Beaumont Navigation District
10.000%, 07/01/26	1,475,000	1,521,462
State of California, General Obligation Unlimited
4.600%, 04/01/38	3,765,000	3,697,623
7.550%, 04/01/39	780,000	980,375
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33	2,832,941	2,877,409
Security Description	Principal Amount*/ Shares	Value

State of Texas, General Obligation Unlimited
5.517%, 04/01/39	820,000	$880,000
University of California
4.858%, 05/15/2112	239,000	223,637
Total Municipals (Cost $19,826,181)		18,469,572

Common Stocks—0.3%
Banks — 0.0%
New York Community Bancorp, Inc. (h)	2,266	25,447
Construction & Engineering — 0.0%
Centuri Holdings, Inc. (s)	2,758	44,542
Consumer Staples Distribution & Retail — 0.0%
Albertsons Cos., Inc. - Class A	13,932	257,463
Kroger Co.	5,518	316,182
		573,645
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc. (s)	59,615	423,267
Electrical Equipment — 0.0%
FreeWire Technologies, Inc. † (j) (k) (s)	25	0
Energy Equipment & Services — 0.0%
Halliburton Co.	8,416	244,485
Transocean Ltd. (h) (s)	83,817	356,222
		600,707
Entertainment — 0.0%
Warner Bros Discovery, Inc. (s)	19,881	164,018
Health Care Providers & Services — 0.0%
Concentra Group Holdings Parent, Inc. (h) (s)	5,675	126,893
Hotel & Resort REITs — 0.0%
DiamondRock Hospitality Co.	14,577	127,257
Park Hotels & Resorts, Inc.	7,811	110,135
Service Properties Trust	33,695	153,649
Sunstone Hotel Investors, Inc.	8,773	90,538
		481,579
Hotels, Restaurants & Leisure — 0.1%
Boyd Gaming Corp.	1,711	110,616
Caesars Entertainment, Inc. (h) (s)	10,800	450,792
Genius Sports Ltd. (s)	118,626	930,028
Golden Entertainment, Inc.	3,057	97,182
		1,588,618
Household Durables — 0.0%
Landsea Homes Corp. † (s)	10,323	127,489
Industrial REITs — 0.0%
Lineage, Inc.	549	43,031
BHFTII-36

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Warrants—0.0%
Security Description	Shares	Value
Machinery — 0.0%
Palladyne AI Corp. (h) (s)	1,162	$2,080
Media — 0.0%
Altice USA, Inc. - Class A (h) (s)	27,834	68,472
AMC Networks, Inc. - Class A (s)	7,394	64,254
		132,726
Metals & Mining — 0.1%
Algoma Steel Group, Inc.	46,444	475,122
Constellium SE (s)	27,967	454,744
First Quantum Minerals Ltd. (s)	1,623	22,129
U.S. Steel Corp. (h)	38,628	1,364,727
		2,316,722
Mortgage Real Estate Investment Trusts — 0.1%
Blackstone Mortgage Trust, Inc. - Class A (g)	78,544	1,493,121
Oil, Gas & Consumable Fuels — 0.0%
Cheniere Energy, Inc. (g)	1,526	274,436
Green Plains, Inc. (g) (h) (s)	11,216	151,864
Kinder Morgan, Inc.	6,597	145,728
		572,028
Real Estate Management & Development — 0.0%
Forestar Group, Inc. (s)	7,291	236,009
Landbridge Co. LLC - Class A (h) (s)	2,040	79,805
		315,814
Residential REITs — 0.0%
Invitation Homes, Inc.	20,048	706,892
Textiles, Apparel & Luxury Goods — 0.0%
Capri Holdings Ltd. (s)	5,839	247,807
Total Common Stocks (Cost $10,411,792)		9,986,426

Preferred Stocks—0.2%
Home Builders — 0.1%
Dream Finders Homes, Inc., 9.000%, 09/08/26 † (j) (k)	2,628	2,582,010
IT Services — 0.1%
Versa Networks, Inc. - Series E, 12.000% PIK † (i) (j) (k)	678,151	3,268,688
Oil & Gas — 0.0%
Insight M, Inc.- Series D † (j) (k) (s)	481,839	156,212
Software — 0.0%
Lessen Holdings, Inc. † (j) (k) (s)	23,458	101,808
Total Preferred Stocks (Cost $5,048,898)		6,108,718

Security Description	Shares/ Principal Amount*	Value

Hotels, Restaurants & Leisure — 0.0%
Sonder Holdings, Inc., Expires 12/13/29 † (s)	4,351	$20,319
IT Services — 0.0%
Versa Networks, Inc., Expires 10/07/32 † (j) (k) (s)	83,584	341,023
Machinery — 0.0%
Palladyne AI Corp., Expires 09/24/26 (s)	102,425	3,073
Oil & Gas — 0.0%
Insight M, Inc., Expires 01/31/29 † (j) (k) (s)	499,269	60,961
Software — 0.0%
Aurora Innovation, Inc., Expires 12/31/28 (s)	2,636	2,185
Latch, Inc., Expires 06/04/26 (s)	6,439	0
		2,185
Specialty Retail — 0.0%
EVgo, Inc., Expires 09/15/25 (s)	12,581	4,056
Total Warrants (Cost $172,352)		431,617

Convertible Bonds—0.0%
Energy-Alternate Sources — 0.0%
Stem, Inc.
0.500%, 12/01/28 (144A)	102,000	28,306
Media — 0.0%
DISH Network Corp.
Zero Coupon, 12/15/25	339,000	293,256
3.375%, 08/15/26	130,000	104,306
		397,562
Total Convertible Bonds (Cost $471,826)		425,868

Escrow Shares—0.0%
Oil & Gas — 0.0%
Chesapeake Energy Corp. (j) (k) (s)	100,000	0
Savings & Loans — 0.0%
Washington Mutual, Inc. (j) (k) (s)	8,777,000	0
Total Escrow Shares (Cost $0)		0

Short-Term Investments—4.5%
Repurchase Agreement—4.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $130,023,674; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $132,610,339	130,010,131	130,010,131
Total Short-Term Investments (Cost $130,010,131)		130,010,131
BHFTII-37

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (t)—0.2%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreements—0.1%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $100,014; collateralized by various Common Stock with an aggregate market value of $111,369	100,000	$100,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $390,372; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $398,126	390,320	390,320
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $100,014; collateralized by various Common Stock with an aggregate market value of $111,542	100,000	100,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $500,068; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $510,195	500,000	500,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $500,068; collateralized by various Common Stock with an aggregate market value of $550,075	500,000	500,000
		1,590,320

Mutual Funds—0.1%
Allspring Government Money Market Fund, Select Class, 4.860% (u)	600,000	600,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (u)	600,000	600,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.780% (u)	700,000	700,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.840% (u)	600,000	600,000
Security Description	Shares	Value
Mutual Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.830% (u)	500,000	$500,000
		3,000,000
Total Securities Lending Reinvestments (Cost $4,590,320)		4,590,320
Total Purchased Options—0.2% (v) (Cost $3,597,846)		5,247,279
Total Investments—107.9% (Cost $3,178,148,196)		3,097,911,901
Unfunded Loan Commitments—0.0% (Cost $(2,562,932))		(2,562,932)
Total Investments—107.9% (Cost $3,175,585,264)		3,095,348,969
Other assets and liabilities (net)—(7.9)%		(224,777,901)
Net Assets—100.0%		$2,870,571,068

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2024, the market value of restricted securities was $29,918,365, which is 1.0% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Interest only security.
(b)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Principal only security.
(d)	All or a portion of the security was pledged as collateral against TBA securities. As of September 30, 2024, the market value of securities pledged was $934,494.
(e)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2024, the market value of securities pledged was $4,931,269.
(g)
All or a portion of the security was pledged as collateral against open OTC swap contracts, open OTC option contracts and forward foreign currency exchange contracts. As of
September 30, 2024, the market value of securities pledged was $2,645,233.

(h)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $27,722,671 and the collateral received consisted of cash in the amount of $4,590,320 and non-cash collateral with a value of $24,113,109. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(i)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(j)	Security was valued in good faith under procedures subject to oversight by the Board of
BHFTII-38

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Trustees. As of September 30, 2024, these securities represent 1.5% of net assets.
(k)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(l)	Perpetual bond with no specified maturity date.
(m)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(n)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(o)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(p)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of September 30, 2024.
(q)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(r)	This loan will settle after September 30, 2024, at which time the interest rate will be determined.
(s)	Non-income producing security.
(t)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(u)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(v)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$513,367,481, which is 17.9% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Alorica, Inc., 11.720%, 12/21/27	01/26/23	$805,843	$800,546	$792,789
BAMLL Commercial Mortgage Securities Trust, 7.144%, 11/15/32	12/04/17	630,000	630,000	628,796
BAMLL Commercial Mortgage Securities Trust, 6.644%, 11/15/32	12/04/17	300,000	300,000	299,361
BAMLL Commercial Mortgage Securities Trust, 6.544%, 11/15/33	06/20/19	510,000	509,283	509,283
Coreweave Compute Acquisition Co. II LLC, 13.852% - 14.951%, 06/30/28	07/31/23	2,386,400	2,384,976	2,383,536
Coreweave Compute Acquisition Co. IV LLC, 10.604% - 11.279%, 05/16/29	05/20/24	2,784,000	2,784,000	2,742,240
DBUBS Mortgage Trust, 3.648%, 10/10/34	10/12/17-10/06/21	1,257,563	1,196,258	1,226,498
Dream Finders Homes, Inc.	09/29/21	2,628	2,601,720	2,582,010
FreeWire Technologies, Inc., 6.000%, 02/20/28	02/20/24-06/28/24	1,496,105	1,301,488	0
FreeWire Technologies, Inc.	03/21/24	25	25	0
Homes by WestBay, LLC, 11.000%, 02/06/30	02/06/24	3,134,000	3,083,527	3,204,515
Insight M, Inc. - Series D	01/31/24	481,839	164,500	156,212
Insight M, Inc., Expires 01/31/29	01/31/24-07/31/24	499,269	0	60,961
JP Morgan Chase Commercial Mortgage Securities Trust, 7.276%, 09/15/39	05/30/24	94,000	94,558	94,002
Kenbourne Invest SA, 6.875%, 11/26/24	11/21/19	310,000	310,000	189,100
Kenbourne Invest SA, 4.700%, 01/22/28	01/14/21	210,000	210,000	126,640
Knollwood CDO Ltd., 11.700%, 01/10/39	02/10/04	1,283,248	1,283,248	128
Landsea Homes Corp., 11.000%, 07/17/28	07/17/23	3,104,000	3,010,880	3,391,120
Landsea Homes Corp.	03/06/24	10,323	119,747	127,489
Lessen Holdings, Inc.	01/05/23	23,458	303,694	101,808
Lessen, Inc., 8.500%, 01/05/28	01/05/23-06/28/24	1,862,209	1,814,123	1,738,931
New Generation Gas Bond Corp., Zero Coupon, 09/30/29	09/30/24	407,297	401,191	401,188
Oceana Trust, 12.500%, 07/31/27	08/31/23	759,000	491,794	533,288
Oceana Trust, 12.500%, 07/31/26	08/31/23	456,000	295,465	317,809
Oceana Trust, 12.000%, 07/31/25	08/31/23	304,000	196,977	211,621
Orion Group Holdco LLC, 11.365%, 03/19/27	09/06/23	35,204	35,001	35,380
Orion Group Holdco LLC, 11.365%, 03/19/27	09/06/23	157,845	156,932	158,634
Orion Group Holdco LLC, 10.865%, 03/19/27	09/06/23	5,956	5,921	5,926
Orion Group Holdco LLC, 10.865%, 03/19/27	09/06/23	59,617	59,275	59,319
Orion Group Holdco LLC, 10.865%, 03/19/27	09/06/23	30,178	30,034	30,329
Orion Group Holdco LLC, 10.865%, 03/19/27	09/06/23	352,797	350,497	354,561
Orion Group Holdco LLC, 10.865%, 03/19/27	09/06/23	185,263	183,326	185,263
Orion Group Holdco LLC, 10.865%, 03/19/27	09/06/23	349,968	349,968	349,968
Orion Group Holdco LLC, Zero Coupon, 03/19/27	02/21/24	187,229	187,229	186,293
Pioneer MidCo. LLC, 11.625%, 11/18/30	01/27/23-07/01/24	1,256,194	1,238,239	1,297,020
Sonder Holdings, Inc., 14.596%, 12/31/24	06/10/24-08/13/24	217,889	214,960	216,538
Sonder Holdings, Inc., 12.470%, 01/19/27	01/19/22-06/28/24	1,691,254	1,670,376	1,589,779
Sonder Holdings, Inc., Expires 12/13/29	06/10/24	4,351	0	20,319
Versa Networks, Inc. - Series E	10/14/22	678,151	1,978,984	3,268,688
BHFTII-39

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Versa Networks, Inc., Expires 10/07/32	10/14/22	83,584	0	341,023
				$29,918,365
TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	1.500%	TBA	$(2,696,662)	$(2,416,620)	$(2,406,528)
Uniform Mortgage-Backed Security, TBA	4.500%	TBA	(20,559,400)	(20,277,986)	(20,152,481)
Totals				$(22,694,606)	$(22,559,009)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	311,000	BOA	10/25/24	USD	215,439	$(351)
AUD	419,000	BOA	10/25/24	USD	286,132	3,649
AUD	207,000	BBP	10/25/24	USD	143,341	(180)
AUD	209,000	BNP	10/25/24	USD	143,869	675
BRL	1,171,800	BOA	10/02/24	USD	216,000	(900)
BRL	2,473,800	BOA	10/02/24	USD	454,067	33
BRL	799,053	BOA	10/02/24	USD	144,000	2,677
BRL	1,222,117	BOA	10/02/24	USD	217,000	7,336
BRL	2,482,715	BOA	11/04/24	USD	456,000	(1,939)
BRL	1,198,152	BBP	10/02/24	USD	216,000	3,937
BRL	3,130,946	BBP	10/02/24	USD	567,000	7,728
BRL	803,773	BNP	10/02/24	USD	147,533	11
BRL	807,157	BNP	10/02/24	USD	148,154	11
BRL	1,211,241	BNP	10/02/24	USD	222,324	16
BRL	1,618,071	BNP	10/02/24	USD	296,997	22
BRL	804,484	BNP	10/02/24	USD	146,000	1,674
BRL	1,198,708	CBNA	10/02/24	USD	220,023	16
BRL	1,770,669	CBNA	10/02/24	USD	325,007	24
BRL	24,181,820	CBNA	12/18/24	USD	4,420,000	(20,818)
BRL	794,183	GSI	10/02/24	USD	145,773	11
BRL	785,373	GSI	10/02/24	USD	144,155	11
BRL	788,084	GSI	10/02/24	USD	144,653	11
BRL	1,186,272	GSI	10/02/24	USD	217,741	16
BRL	1,179,445	GSI	10/02/24	USD	216,487	16
BRL	1,184,244	GSI	10/02/24	USD	216,000	1,384
BRL	801,216	GSI	10/02/24	USD	144,000	3,074
BRL	808,934	GSI	10/02/24	USD	144,000	4,491
BRL	1,624,030	GSI	10/02/24	USD	287,000	11,113
BRL	1,955,783	GSI	11/04/24	USD	360,000	(2,309)
BRL	1,217,808	HSBC	10/02/24	USD	216,000	7,545
BRL	1,633,680	HSBC	10/02/24	USD	288,000	11,884
BRL	3,989,346	JPMC	10/02/24	USD	732,245	54
BRL	3,989,346	SSBT	10/02/24	USD	696,586	35,713
BRL	26,411,600	SSBT	12/18/24	USD	4,630,933	173,893
CHF	180,649	BBP	10/25/24	USD	215,000	(993)
CLP	197,521,286	BBP	10/25/24	USD	213,000	6,599
CNH	1,517,130	CBNA	10/25/24	USD	216,000	792
CNH	1,004,934	GSI	10/25/24	USD	144,000	(399)
CNY	4,732,230	MSIP	01/27/25	USD	677,000	3,530
BHFTII-40

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
COP	600,767,986	BOA	10/25/24	USD	144,000	$(1,580)
COP	604,882,082	BBP	10/25/24	USD	144,000	(605)
COP	4,081,615,501	BNP	10/23/24	USD	981,316	(13,480)
COP	1,360,538,486	BNP	10/23/24	USD	326,939	(4,328)
COP	1,892,860,002	CBNA	02/21/25	USD	475,832	(34,011)
COP	2,704,065,003	HSBC	02/24/25	USD	651,896	(20,987)
COP	596,207,511	JPMC	10/25/24	USD	144,000	(2,661)
EUR	38,000	BNP	10/25/24	USD	42,396	(57)
EUR	193,000	GSI	10/25/24	USD	216,638	(1,596)
EUR	54,914	HSBC	10/01/24	USD	59,204	1,924
EUR	393,000	NWM	10/25/24	USD	439,163	(1,280)
GBP	99,891	ANZ	12/18/24	USD	133,741	(214)
GBP	654,000	BBP	10/25/24	USD	867,961	6,396
HUF	175,269,996	BBP	10/25/24	USD	495,000	(4,356)
IDR	15,377,309,976	BBP	10/25/24	USD	1,011,000	3,726
IDR	29,498,747,377	CBNA	12/18/24	USD	1,899,346	43,113
IDR	5,427,362,001	HSBC	10/25/24	USD	359,000	(856)
JPY	82,202,016	BOA	10/24/24	USD	577,000	(3,345)
JPY	51,624,530	BOA	10/25/24	USD	361,000	(684)
JPY	1,037,850,000	MSIP	12/18/24	USD	7,358,900	(63,635)
KRW	188,179,206	BBP	10/25/24	USD	144,000	92
KRW	89,720,995	BBP	10/25/24	USD	67,500	1,201
KRW	187,963,199	MSIP	10/25/24	USD	144,000	(73)
MXN	122,245,280	CBNA	12/18/24	USD	6,260,000	(123,970)
MXN	19,125,042	GSI	10/25/24	USD	987,000	(18,989)
MXN	5,589,436	GSI	10/25/24	USD	288,000	(5,092)
MXN	7,059,348	GSI	10/25/24	USD	360,000	(2,692)
MXN	4,245,523	GSI	10/25/24	USD	216,000	(1,114)
MXN	4,214,930	SSBT	10/25/24	USD	217,000	(3,662)
NOK	1,520,706	JPMC	10/25/24	USD	144,000	137
NOK	1,489,499	SSBT	10/25/24	USD	142,000	(821)
PEN	765,796	BBP	10/25/24	USD	204,000	2,510
PLN	1,099,113	HSBC	10/25/24	USD	288,500	(3,079)
PLN	1,573,876	TDB	10/25/24	USD	410,000	(1,291)
PLN	1,106,455	UBSA	10/25/24	USD	288,500	(1,172)
SGD	184,128	BOA	10/25/24	USD	144,000	(572)
SGD	280,109	JPMC	10/25/24	USD	217,000	1,192
THB	8,069,127	BOA	10/25/24	USD	243,500	7,659
THB	9,378,600	MSIP	10/25/24	USD	290,000	1,917
THB	9,426,240	NIP	10/25/24	USD	288,000	5,400
TRY	5,230,536	BBP	10/28/24	USD	141,000	7,958
TRY	1,635,700	BBP	12/04/24	USD	41,971	2,688
TRY	3,287,757	BBP	12/04/24	USD	80,997	8,768
TRY	5,323,992	BNP	10/23/24	USD	142,000	10,393
TRY	10,172,379	BNP	11/18/24	USD	279,000	3,906
TRY	9,177,000	BNP	12/06/24	USD	214,553	35,481
TRY	7,939,575	CBNA	10/28/24	USD	213,000	13,107
TRY	1,619,343	GSI	12/04/24	USD	42,203	2,009
TRY	1,635,700	GSI	12/04/24	USD	41,828	2,831
TRY	3,271,400	GSI	12/04/24	USD	84,044	5,275
TRY	4,907,100	GSI	12/04/24	USD	125,968	8,009
TRY	7,893,961	UBSA	11/12/24	USD	217,000	4,103
TRY	15,691,000	UBSA	11/20/24	USD	431,775	3,584
TWD	4,084,772	HSBC	10/25/24	USD	129,000	321
ZAR	4,987,296	BOA	10/25/24	USD	288,000	112
ZAR	4,998,154	HSBC	10/25/24	USD	288,000	739
ZAR	1,031,834	NIP	10/25/24	USD	58,805	803
ZAR	3,682,786	UBSA	10/25/24	USD	215,000	(2,249)
BHFTII-41

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	419,000	BOA	10/25/24	USD	287,935	$(1,845)
AUD	419,000	BOA	10/25/24	USD	288,058	(1,723)
AUD	32,000	NWM	10/25/24	USD	21,808	(323)
AUD	318,000	RBC	12/18/24	USD	213,269	(6,754)
AUD	65,000	UBSA	12/18/24	USD	44,372	(602)
BRL	1,222,117	BOA	10/02/24	USD	224,320	(16)
BRL	1,171,800	BOA	10/02/24	USD	215,084	(16)
BRL	799,053	BOA	10/02/24	USD	146,666	(11)
BRL	2,473,800	BOA	10/02/24	USD	456,000	1,900
BRL	1,176,023	BOA	11/04/24	USD	216,000	918
BRL	3,130,946	BBP	10/02/24	USD	574,686	(42)
BRL	1,198,152	BBP	10/02/24	USD	219,921	(16)
BRL	152,251,300	BBP	12/18/24	USD	26,642,046	(1,055,669)
BRL	1,618,071	BNP	10/02/24	USD	288,000	(9,019)
BRL	1,211,241	BNP	10/02/24	USD	217,000	(5,340)
BRL	803,773	BNP	10/02/24	USD	144,000	(3,543)
BRL	807,158	BNP	10/02/24	USD	145,000	(3,165)
BRL	804,484	BNP	10/02/24	USD	147,663	(11)
BRL	1,198,708	CBNA	10/02/24	USD	217,000	(3,039)
BRL	1,770,669	CBNA	10/02/24	USD	326,000	969
BRL	794,183	GSI	10/02/24	USD	144,000	(1,783)
BRL	1,186,272	GSI	10/02/24	USD	216,000	(1,756)
BRL	785,373	GSI	10/02/24	USD	144,000	(166)
BRL	1,624,030	GSI	10/02/24	USD	298,091	(22)
BRL	1,184,244	GSI	10/02/24	USD	217,368	(16)
BRL	801,216	GSI	10/02/24	USD	147,063	(11)
BRL	808,934	GSI	10/02/24	USD	148,480	(11)
BRL	788,084	GSI	10/02/24	USD	145,000	336
BRL	1,179,445	GSI	10/02/24	USD	217,000	497
BRL	1,633,680	HSBC	10/02/24	USD	299,862	(22)
BRL	1,217,808	HSBC	10/02/24	USD	223,529	(16)
BRL	3,989,346	JPMC	10/02/24	USD	784,184	51,885
BRL	768,930	SSBT	10/02/24	USD	142,000	852
CAD	518,000	TDB	12/18/24	USD	382,056	(1,711)
CHF	60,831	MSIP	10/25/24	USD	72,000	(64)
CLP	194,292,000	BBP	10/25/24	USD	216,000	(9)
CLP	129,925,440	GSI	10/25/24	USD	144,000	(448)
CNH	4,743,739	MSIP	01/27/25	USD	677,000	(5,766)
CNH	1,579,563	UBSA	10/25/24	USD	224,000	(1,714)
COP	2,158,465,900	BBP	10/25/24	USD	514,000	2,308
COP	1,892,860,000	BBP	11/27/24	USD	448,822	1,992
COP	600,624,000	CBNA	10/25/24	USD	144,000	1,614
COP	602,792,640	GSI	10/25/24	USD	144,000	1,100
COP	5,464,620,630	MSIP	10/16/24	USD	1,279,022	(17,857)
COP	2,704,065,000	MSIP	10/16/24	USD	632,900	(8,836)
COP	5,442,154,000	MSIP	10/23/24	USD	1,275,121	(15,326)
EUR	236,520	DBAG	10/17/24	USD	259,173	(4,269)
EUR	52,921	DBAG	10/17/24	USD	57,992	(953)
EUR	25,199,800	DBAG	12/18/24	USD	27,880,603	(258,122)
EUR	193,000	GSI	10/25/24	USD	215,904	862
EUR	88,690	JPMC	10/01/24	USD	95,517	(3,208)
EUR	124,000	MSIP	10/25/24	USD	138,344	183
EUR	373,070	MSIP	10/25/24	USD	416,238	560
EUR	809,324	MSIP	10/25/24	USD	902,954	1,200
EUR	202,950	MSIP	12/18/24	USD	224,482	(2,137)
EUR	147,000	MSIP	12/18/24	USD	162,596	(1,548)
BHFTII-42

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	274,872	NWM	10/01/24	USD	296,025	$(9,949)
EUR	240,000	SSBT	12/18/24	USD	267,853	(137)
EUR	11,697,000	TDB	12/18/24	USD	13,059,427	(1,735)
EUR	309,000	UBSA	12/18/24	USD	344,983	(54)
GBP	99,891	BBP	12/18/24	USD	130,343	(3,184)
GBP	581,000	DBAG	12/18/24	USD	760,548	(16,089)
GBP	161,000	GSI	10/25/24	USD	215,613	366
GBP	13,955,500	SSBT	12/18/24	USD	18,229,080	(425,585)
GBP	967,000	SSBT	12/18/24	USD	1,270,357	(22,256)
GBP	97,000	TDB	12/18/24	USD	130,085	423
IDR	7,683,069,225	CBNA	10/25/24	USD	505,500	(1,494)
JPY	51,871,992	BNP	10/25/24	USD	361,000	(1,043)
JPY	82,265,122	DBAG	10/24/24	USD	577,000	2,905
JPY	1,413,698,000	HSBC	12/18/24	USD	10,028,588	91,407
JPY	197,084,000	MSIP	12/18/24	USD	1,417,262	31,917
JPY	2,246,000	RBC	12/18/24	USD	16,170	383
JPY	500,739,000	TDB	12/18/24	USD	3,536,827	17,027
MXN	121,146,337	CBNA	12/18/24	USD	6,260,000	179,131
MXN	7,096,611	GSI	10/25/24	USD	360,000	806
MXN	4,237,687	GSI	10/25/24	USD	217,000	2,510
MXN	9,965,340	HSBC	10/25/24	USD	504,000	(394)
MXN	4,094,569	SSBT	10/28/24	USD	208,822	1,671
MXN	15,572,981	SSBT	10/28/24	USD	794,218	6,356
MXN	37,739,300	SSBT	12/18/24	USD	1,886,975	(7,327)
PEN	3,462,207	GSI	12/11/24	USD	907,810	(25,476)
PLN	2,215,218	BBP	10/25/24	USD	577,000	1,745
PLN	558,153	MSIP	10/25/24	USD	145,442	499
PLN	12,463,921	MSIP	10/25/24	USD	3,244,397	7,727
SEK	2,822,824	DBAG	10/25/24	USD	278,000	(257)
THB	19,153,822	BOA	10/25/24	USD	578,000	(18,179)
TRY	4,604,304	BBP	10/07/24	USD	130,032	(3,937)
TRY	4,688,218	BBP	10/25/24	USD	132,259	(1,662)
TRY	9,177,000	BBP	12/06/24	USD	233,381	(16,653)
TRY	14,894,785	UBSA	10/28/24	USD	422,000	(2,180)
TRY	4,667,162	UBSA	10/28/24	USD	132,230	(683)
TRY	16,357,000	UBSA	12/04/24	USD	412,639	(33,953)
TWD	4,090,977	HSBC	10/25/24	USD	129,000	(518)
ZAR	5,014,054	DBAG	10/25/24	USD	286,000	(3,658)
ZAR	5,087,055	HSBC	10/25/24	USD	290,000	(3,875)
ZAR	25,969,665	MSIP	12/20/24	USD	1,469,081	(24,024)
ZAR	3,735,914	UBSA	10/25/24	USD	216,000	179

Cross Currency Contracts to Buy
AUD	157,165	MSIP	10/25/24	EUR	96,000	1,731
COP	1,335,095,979	DBAG	10/25/24	GBP	240,000	(4,363)
EUR	511,000	MSIP	10/25/24	GBP	429,529	(4,893)
PLN	381,119	SSBT	10/25/24	EUR	89,000	(194)
ZAR	5,283,123	TDB	10/25/24	EUR	270,000	4,365
Net Unrealized Depreciation						$(1,505,373)
BHFTII-43

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month SONIA Futures	03/18/25	11	GBP	2,626,525	$(27,654)
Australian 10 Year Treasury Bond Futures	12/16/24	241	AUD	28,051,501	(234,240)
CBOE Volatility Index Futures	10/16/24	3	USD	56,527	519
CBOE Volatility Index Futures	11/20/24	1	USD	18,098	(1,355)
Euro-Bund Futures	12/06/24	122	EUR	16,460,240	(1,864)
U.S. Treasury Long Bond Futures	12/19/24	464	USD	57,623,000	(334,330)
U.S. Treasury Note 10 Year Futures	12/19/24	258	USD	29,484,562	(24,421)
U.S. Treasury Note 2 Year Futures	12/31/24	153	USD	31,861,055	(57,716)
U.S. Treasury Note 5 Year Futures	12/31/24	2,423	USD	266,246,056	304,266

Futures Contracts—Short
3 Month SOFR Futures	03/17/26	(557)	USD	(135,072,500)	45,067
Euro STOXX 50 Index Futures	12/20/24	(31)	EUR	(1,559,300)	(58,110)
Euro-Buxl 30 Year Bond Futures	12/06/24	(94)	EUR	(12,810,320)	203
Russell 2000 Index E-Mini Futures	12/20/24	(7)	USD	(787,220)	(2,834)
U.S. Treasury Note Ultra 10 Year Futures	12/19/24	(101)	USD	(11,947,984)	159,251
U.S. Treasury Ultra Long Bond Futures	12/19/24	(85)	USD	(11,312,969)	131,646
Net Unrealized Depreciation					$(101,572)
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
BRL Call/USD Put	BRL	5.560	10/11/24	MSIP	362,000	USD	362,000	$2,520	$8,296	$5,776
CNH Call/INR Put	INR	12.500	01/23/25	JPMC	251,000	CNH	251,000	2,077	6,100	4,023
INR Call/CNH Put	INR	11.500	01/23/25	SCB	501,000	CNH	501,000	13,731	3,992	(9,739)
TRY Call/USD Put	TRY	35.000	11/21/24	UBSA	35,000	USD	35,000	3,150	8,859	5,709
TRY Call/USD Put	TRY	35.250	12/12/24	UBSA	29,000	USD	29,000	2,610	23,333	20,723
TRY Call/USD Put	TRY	35.500	10/30/24	UBSA	351,000	USD	351,000	1,249	4,600	3,351
TRY Call/USD Put	TRY	42.500	12/06/24	GSI	278,000	USD	278,000	14,793	44,032	29,239
USD Call/BRL Put	BRL	5.750	11/12/24	DBAG	427,000	USD	427,000	12,130	2,758	(9,372)
USD Call/CAD Put	CAD	1.365	10/22/24	BOA	361,000	USD	361,000	900	479	(421)
USD Call/CNH Put	CNH	7.050	10/29/24	SCB	432,000	USD	432,000	1,020	1,202	182
USD Call/CNH Put	CNH	7.300	10/18/24	BBP	36,000	USD	36,000	3,276	593	(2,683)
USD Call/CNH Put	CNH	7.350	10/18/24	MSIP	72,000	USD	72,000	5,922	738	(5,184)
USD Call/CNH Put	CNH	7.500	10/23/24	BBP	104,000	USD	104,000	10,140	4	(10,136)
USD Call/CNH Put	CNH	7.500	11/06/24	BOA	109,000	USD	109,000	6,966	613	(6,353)
USD Call/CNH Put	CNH	7.750	03/06/26	BOA	77,502,000	USD	77,502,000	565,765	367,747	(198,018)
USD Call/CNH Put	CNY	7.650	12/09/24	HSBC	50,000	USD	50,000	2,625	318	(2,307)
USD Call/COP Put	COP	4200.000	11/12/24	MSIP	641,000	USD	641,000	17,198	14,485	(2,713)
USD Call/EUR Put	USD	1.040	12/09/24	BBP	50,000	EUR	50,000	5,840	939	(4,901)
USD Call/EUR Put	USD	1.050	11/12/24	BOA	33,000	EUR	33,000	4,210	360	(3,850)
USD Call/EUR Put	USD	1.050	11/19/24	BOA	33,000	EUR	33,000	4,389	563	(3,826)
USD Call/EUR Put	USD	1.060	11/04/24	HSBC	66,000	EUR	66,000	8,863	805	(8,058)
USD Call/EUR Put	USD	1.060	11/12/24	JPMC	328,000	EUR	328,000	1,571	138	(1,433)
USD Call/EUR Put	USD	1.060	11/19/24	JPMC	328,000	EUR	328,000	1,678	201	(1,477)
USD Call/MXN Put	MXN	18.300	10/09/24	MSIP	425,000	USD	425,000	10,354	30,448	20,094
USD Call/MXN Put	MXN	18.300	10/18/24	MSIP	678,000	USD	678,000	12,794	49,628	36,834
USD Call/PLN Put	PLN	4.250	10/18/24	HSBC	36,000	USD	36,000	3,870	194	(3,676)
USD Call/SGD Put	SGD	1.320	11/27/24	MSIP	72,000	USD	72,000	5,688	5,815	127
BHFTII-44

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Purchased Options — (Continued)
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/ZAR Put	ZAR	19.000	11/12/24	MSIP	569,000	USD	569,000	$11,181	$675	$(10,506)
Totals								$736,510	$577,915	$(158,595)

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 10 Yr. IRS	3.380%	SOFR	Receive	10/07/24	BOA	856,500	USD	856,500	$4,575	$2,642	$(1,933)
Put - OTC - 10 Yr. IRS	3.380%	SOFR	Receive	10/07/24	BOA	1,713,000	USD	1,713,000	10,911	5,283	(5,628)
Put - OTC - 10 Yr. IRS	4.000%	SOFR	Receive	10/25/24	BOA	607,000	USD	607,000	4,394	31	(4,363)
Put - OTC - 10 Yr. IRS	4.430%	SOFR	Receive	10/17/24	GSI	16,660,500	USD	16,660,500	246,365	—	(246,365)
Put - OTC - 10 Yr. IRS	4.430%	SOFR	Receive	10/17/24	GSI	33,321,000	USD	33,321,000	538,688	1	(538,687)
Put - OTC - 30 Yr. IRS	3.930%	SOFR	Receive	12/18/24	CBNA	15,061,000	USD	15,061,000	309,101	54,126	(254,975)
Totals									$1,114,034	$62,083	$(1,051,951)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - 3 Month SOFR Futures	USD	95.250	11/15/24	1,499	USD	3,747,500	$527,663	$2,660,725	$2,133,062
Call - 3 Month SOFR Futures	USD	95.750	11/15/24	1,499	USD	3,747,500	209,126	899,400	690,274
Put - 1 Year SOFR Midcurve Futures	USD	96.938	10/11/24	4,787	USD	11,967,500	1,010,513	1,047,156	36,643
Totals							$1,747,302	$4,607,281	$2,859,979
Written Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
CNH Call/INR Put	INR	12.500	01/23/25	SCB	(251,000)	CNH	(251,000)	$(7,822)	$(6,252)	$1,570
INR Call/CNH Put	INR	11.500	01/23/25	JPMC	(175,400)	CNH	(175,400)	(6,533)	(1,305)	5,228
MXN Call/USD Put	MXN	17.000	10/18/24	MSIP	(339,000)	USD	(339,000)	(4,851)	—	4,851
TRY Call/USD Put	TRY	40.500	12/06/24	GSI	(417,000)	USD	(417,000)	(12,454)	(44,646)	(32,192)
USD Call/BRL Put	BRL	5.950	10/04/24	HSBC	(218,000)	USD	(218,000)	(2,138)	—	2,138
USD Call/BRL Put	BRL	6.000	11/12/24	DBAG	(214,000)	USD	(214,000)	(3,239)	(456)	2,783
USD Call/CAD Put	CAD	1.400	11/22/24	BOA	(361,000)	USD	(361,000)	(318)	(221)	97
USD Call/COP Put	COP	4,500.000	11/12/24	MSIP	(356,000)	USD	(356,000)	(3,220)	(1,543)	1,677
USD Call/KRW Put	KRW	1,380.000	10/17/24	BOA	(215,000)	USD	(215,000)	(1,176)	(34)	1,142
USD Call/MXN Put	MXN	19.100	10/09/24	MSIP	(637,000)	USD	(637,000)	(7,718)	(20,587)	(12,869)
USD Call/ZAR Put	ZAR	17.600	12/30/24	BOA	(215,000)	USD	(215,000)	(3,946)	(4,453)	(507)
USD Call/ZAR Put	ZAR	20.000	11/12/24	MSIP	(284,000)	USD	(284,000)	(2,264)	(68)	2,196
Totals								$(55,679)	$(79,565)	$(23,886)

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Recieve Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	2.760%	SOFR	Receive	03/28/25	JPMC	(17,425,000)	USD	(17,425,000)	$(142,279)	$(126,283)	$15,996
Call - OTC - 10 Yr. IRS	2.760%	SOFR	Receive	04/02/25	JPMC	(17,510,000)	USD	(17,510,000)	(141,537)	(124,064)	17,473
Call - OTC - 10 Yr. IRS	3.290%	SOFR	Receive	08/21/26	DBAG	(652,250)	USD	(652,250)	(29,107)	(25,095)	4,012
Call - OTC - 10 Yr. IRS	3.320%	SOFR	Receive	08/24/26	BOA	(651,104)	USD	(651,104)	(28,584)	(25,900)	2,684
Call - OTC - 10 Yr. IRS	3.978%	SOFR	Receive	05/11/26	BOA	(694,316)	USD	(694,316)	(29,734)	(49,798)	(20,064)
Put - OTC - 1 Yr. IRS	5.100%	SOFR	Pay	10/17/24	GSI	(279,900,000)	USD	(279,900,000)	(492,044)	—	492,044
Put - OTC - 1 Yr. IRS	5.100%	SOFR	Pay	10/17/24	GSI	(139,950,000)	USD	(139,950,000)	(229,841)	—	229,841
Put - OTC - 10 Yr. IRS	3.290%	SOFR	Pay	08/21/26	DBAG	(652,250)	USD	(652,250)	(29,107)	(28,318)	789
BHFTII-45

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Written Options — (Continued)
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Recieve Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 10 Yr. IRS	3.320%	SOFR	Pay	08/24/26	BOA	(651,104)	USD	(651,104)	$(28,584)	$(27,572)	$1,012
Put - OTC - 10 Yr. IRS	3.550%	SOFR	Pay	10/07/24	BOA	(1,713,000)	USD	(1,713,000)	(4,830)	(440)	4,390
Put - OTC - 10 Yr. IRS	3.550%	SOFR	Pay	10/07/24	BOA	(856,500)	USD	(856,500)	(1,812)	(220)	1,592
Put - OTC - 10 Yr. IRS	3.760%	SOFR	Pay	03/28/25	JPMC	(17,425,000)	USD	(17,425,000)	(152,640)	(156,539)	(3,899)
Put - OTC - 10 Yr. IRS	3.760%	SOFR	Pay	04/02/25	JPMC	(17,510,000)	USD	(17,510,000)	(155,257)	(168,241)	(12,984)
Put - OTC - 10 Yr. IRS	3.978%	SOFR	Pay	05/11/26	BOA	(694,316)	USD	(694,316)	(29,734)	(13,965)	15,769
Put - OTC - 3 Yr. IRS	4.000%	SOFR	Pay	10/25/24	BOA	(1,778,000)	USD	(1,778,000)	(6,795)	(23)	6,772
Totals									$(1,501,885)	$(746,458)	$755,427

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - 3 Month SOFR Futures	USD	95.500	11/15/24	(2,998)	USD	(7,495,000)	$(593,574)	$(3,485,175)	$(2,891,601)
Put - 1 Year SOFR Midcurve Futures	USD	96.563	10/11/24	(4,359)	USD	(10,897,500)	(102,509)	(81,731)	20,778
Totals							$(696,083)	$(3,566,906)	$(2,870,823)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M UKRPI	Maturity	3.100%	Maturity	09/15/54	GBP	4,439,000	$(108,340)	$(5,952)	$(102,388)
Pay	1M TIIE	Monthly	9.405%	Monthly	07/24/29	MXN	10,003,000	17,143	5	17,138
Pay	1M TIIE	Monthly	10.760%	Monthly	06/11/26	MXN	9,068,000	11,809	2	11,807
Pay	3M PRIBOR	Annually	3.306%	Annually	03/20/29	CZK	40,000,000	11,971	(35,059)	47,030
Pay	6M EURIBOR	Annually	2.441%	Annually	06/24/54	EUR	828,000	28,881	32	28,849
Receive	12M CPURNSA	Maturity	2.283%	Maturity	09/11/54	USD	1,600,330	28,311	72	28,239
Receive	12M CPURNSA	Maturity	2.288%	Maturity	09/11/54	USD	1,600,330	26,573	71	26,502
Receive	12M CPURNSA	Maturity	2.302%	Maturity	09/10/54	USD	1,600,250	21,520	72	21,448
Receive	12M CPURNSA	Maturity	2.306%	Maturity	09/10/54	USD	1,600,090	20,121	72	20,049
Receive	12M SOFR	Annually	3.838%	Annually	10/01/34	USD	8,777,000	(374,149)	141	(374,290)
Receive	3M JIBAR	Quarterly	7.455%	Quarterly	12/18/29	ZAR	6,195,000	29	4	25
Receive	3M JIBAR	Quarterly	7.970%	Quarterly	06/06/26	ZAR	15,231,500	(8,777)	4	(8,781)
Receive	3M JIBAR	Quarterly	8.145%	Quarterly	05/07/26	ZAR	21,592,000	(14,196)	3	(14,199)
Receive	3M PRIBOR	Quarterly	4.675%	Quarterly	03/20/25	CZK	49,210,000	(5,504)	(534)	(4,970)
Receive	6M EURIBOR	Semi-Annually	2.429%	Semi-Annually	06/19/54	EUR	1,222,000	(38,942)	46	(38,988)
Receive	6M EURIBOR	Semi-Annually	2.429%	Semi-Annually	06/20/54	EUR	1,184,000	(37,802)	45	(37,847)
Receive	6M EURIBOR	Semi-Annually	2.456%	Semi-Annually	03/22/54	EUR	1,250,000	(47,342)	(1,769)	(45,573)
Receive	6M EURIBOR	Semi-Annually	2.490%	Semi-Annually	02/19/54	EUR	5,930,760	(266,324)	(49,918)	(216,406)
Receive	6M EURIBOR	Semi-Annually	2.506%	Semi-Annually	02/20/54	EUR	5,930,760	(288,126)	(70,880)	(217,246)
Receive	6M EURIBOR	Semi-Annually	2.511%	Semi-Annually	03/01/54	EUR	2,978,000	(148,586)	(39,435)	(109,151)
Receive	6M EURIBOR	Semi-Annually	2.513%	Semi-Annually	02/20/54	EUR	6,031,000	(303,606)	(82,014)	(221,592)
Receive	6M EURIBOR	Semi-Annually	2.543%	Semi-Annually	04/22/54	EUR	4,840,000	(285,681)	(9,907)	(275,774)
Receive	6M WIBOR	Semi-Annually	5.135%	Semi-Annually	12/20/25	PLN	3,744,000	3,548	5,144	(1,596)
Totals								$(1,757,469)	$(289,755)	$(1,467,714)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.42.V1	(5.000%)	Quarterly	06/20/29	3.057%	USD	1,838,000	$(142,862)	$(142,920)	$58
ITRX.EUR.42.V1	(1.000%)	Quarterly	12/20/29	0.589%	EUR	2,890,000	(64,495)	(65,777)	1,282
BHFTII-46

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a) — (Continued)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.EUR.XOVER.42.V1	(5.000%)	Quarterly	12/20/29	3.115%	EUR	1,089,000	$(100,026)	$(100,210)	$184
ITRX.FINSR.42.V1	(1.000%)	Quarterly	12/20/29	0.671%	EUR	9,090,000	(161,542)	(169,860)	8,318
Totals							$(468,925)	$(478,767)	$9,842
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.43.V1	5.000%	Quarterly	12/20/29	3.303%	USD	59,967,124	$4,401,047	$4,403,415	$(2,368)
OTC Total Return Swap Contracts
Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	0.000%	Quarterly	05/06/25	GSI	GSC Intraday Delta Replication VX Series 5 Excess Return Strategy	USD	10,453,289	$(100,966)	$—	$(100,966)
Pay	0.000%	Quarterly	05/06/25	GSI	GSC Intraday Delta Replication VX Series 5 Excess Return Strategy	USD	3,587,583	(34,652)	—	(34,652)
Totals								$(135,618)	$—	$(135,618)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Quarterly	12/20/24	MSIP	Markit iBoxx USD Liquid Investment Grade Index	USD	1,750,000	$2,425	$(14)	$2,439
OTC Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	1-Day CDI	Maturity	9.785%	Maturity	01/04/27	BNP	BRL	6,246,000	$(69,878)	$—	$(69,878)
Pay	1-Day CDI	Maturity	10.143%	Maturity	01/02/26	GSI	BRL	1,931,920	(14,252)	—	(14,252)
Pay	1-Day CDI	Maturity	10.315%	Maturity	01/04/27	BOA	BRL	87,703	(705)	—	(705)
Pay	1-Day CDI	Maturity	10.808%	Maturity	07/01/25	BNP	BRL	6,669,000	(8,383)	—	(8,383)
Pay	1-Day CDI	Maturity	10.975%	Maturity	07/01/25	BNP	BRL	4,178,000	(4,037)	—	(4,037)
Receive	12M COP-IBR	Annually	8.620%	Annually	11/05/25	JPMC	COP	7,068,327,000	(13,042)	—	(13,042)
Receive	12M COP-IBR	Annually	9.730%	Annually	05/10/25	MSIP	COP	2,293,115,027	(2,534)	—	(2,534)
Receive	12M COP-IBR	Annually	9.810%	Annually	05/10/25	JPMC	COP	3,427,845,973	(4,159)	—	(4,159)
Receive	1-Day CDI	Maturity	10.970%	Maturity	01/04/27	BBP	BRL	7,207,000	35,574	—	35,574
Receive	1-Day CDI	Maturity	11.573%	Maturity	01/04/27	BNP	BRL	3,183,000	7,463	—	7,463
Receive	6M CAMARA	Semi-Annually	4.340%	Semi-Annually	09/13/27	GSI	CLP	723,921,000	(609)	—	(609)
Totals									$(74,562)	$—	$(74,562)
BHFTII-47

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Electric Power Co., Inc. 3.200%, due on 11/13/27	(1.000%)	Quarterly	12/20/29	BOA	0.350%	USD	5,854,000	$(182,385)	$(169,995)	$(12,390)
American Express Co. 4.050%, due on 05/03/09	(1.000%)	Quarterly	12/20/29	GSI	0.353%	USD	3,000,000	(92,986)	(88,906)	(4,080)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.250%, due on 03/15/25	(5.000%)	Quarterly	12/20/24	JPMC	1.007%	USD	460,000	(4,077)	1,715	(5,792)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.250%, due on 03/15/25	(5.000%)	Quarterly	06/20/25	JPMC	1.072%	USD	480,000	(13,403)	8,605	(22,008)
Boeing Co. 8.750%, due on 08/15/21	(1.000%)	Quarterly	12/20/24	BNP	0.466%	USD	460,000	(546)	(408)	(138)
Boeing Co. 8.750%, due on 08/15/21	(1.000%)	Quarterly	12/20/24	MSIP	0.466%	USD	1,185,000	(1,405)	(622)	(783)
Boeing Co. 2.600%, due on 10/30/25	(1.000%)	Quarterly	12/20/28	DBAG	1.246%	USD	700,000	6,605	(2,887)	9,492
Boeing Co. 2.600%, due on 10/30/25	(1.000%)	Quarterly	06/20/29	JPMC	1.352%	USD	700,000	10,428	7,925	2,503
Brazil Government International Bonds 4.250%, due on 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.291%	USD	524,000	(825)	589	(1,414)
Brazil Government International Bonds 4.250%, due on 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.291%	USD	525,000	(827)	589	(1,416)
Brazil Government International Bonds 4.250%, due on 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.291%	USD	520,000	(819)	584	(1,403)
Brazil Government International Bonds 4.250%, due on 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.291%	USD	526,000	(828)	580	(1,408)
Brazil Government International Bonds 4.250%, due on 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.291%	USD	740,000	(1,166)	815	(1,981)
Brazil Government International Bonds 4.250%, due on 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	0.291%	USD	314,000	(495)	345	(840)
Brazil Government International Bonds 4.250%, due on 01/07/25	(1.000%)	Quarterly	12/20/29	BBP	1.523%	USD	564,798	13,798	17,892	(4,094)
Brazil Government International Bonds 3.750%, due on 09/12/25	(1.000%)	Quarterly	12/20/29	BBP	1.523%	USD	1,825,545	44,597	57,830	(13,233)
Colombia Government International Bonds 10.375%, due on 01/28/33	(1.000%)	Quarterly	12/20/29	BBP	1.996%	USD	674,582	31,032	34,067	(3,035)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.776%	EUR	600,000	(5,314)	37,291	(42,605)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.776%	EUR	352,000	(3,117)	14,204	(17,321)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.776%	EUR	117,000	(1,036)	4,721	(5,757)
Deutsche Bank AG 5.125%, due on 08/31/17	(1.000%)	Quarterly	06/20/28	JPMC	0.776%	EUR	131,000	(1,160)	5,577	(6,737)
Dominion Energy, Inc. 4.250%, due on 06/01/28	(1.000%)	Quarterly	12/20/29	GSI	0.373%	USD	2,879,000	(86,408)	(80,973)	(5,435)
Turkiye Government International Bonds 11.875%, due on 01/15/30	(1.000%)	Quarterly	12/20/29	GSI	2.646%	USD	718,078	53,441	59,529	(6,088)
Turkiye Government International Bonds 11.875%, due on 01/15/30	(1.000%)	Quarterly	12/20/29	GSI	2.646%	USD	64,887	4,829	5,379	(550)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	BNP	0.461%	EUR	134,000	(2,881)	4,504	(7,385)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.461%	EUR	37,000	(796)	1,526	(2,322)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.461%	EUR	112,000	(2,408)	4,436	(6,844)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.461%	EUR	117,000	(2,516)	5,207	(7,723)
BHFTII-48

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Buy Protection (a) — (Continued)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
UBS Group AG 0.250%, due on 01/29/26	(1.000%)	Quarterly	06/20/28	JPMC	0.461%	EUR	1,000,000	$(21,500)	$26,578	$(48,078)
Totals								$(262,168)	$(43,303)	$(218,865)
OTC Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.6	(0.500%)	Monthly	05/11/63	DBAG	0.500%	USD	2,618	$—	$(1)	$1
CMBX.NA.AAA.9	(0.500%)	Monthly	09/17/58	MSIP	0.523%	USD	1,081,497	223	13,028	(12,805)
CMBX.NA.AAA.9	(0.500%)	Monthly	09/17/58	MSIP	0.523%	USD	21,828	4	288	(284)
CMBX.NA.BBB-.9	(3.000%)	Monthly	09/17/58	CBNA	20.829%	USD	500,000	79,375	15,209	64,166
CMBX.NA.BBB-.9	(3.000%)	Monthly	09/17/58	MSIP	20.829%	USD	105,000	16,669	5,230	11,439
Totals								$96,271	$33,754	$62,517
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BBB-.10	3.000%	Monthly	11/17/59	JPMC	13.087%	USD	40,000	$(6,922)	$(3,529)	$(3,393)
CMBX.NA.BBB-.9	3.000%	Monthly	09/17/58	DBAG	20.829%	USD	467,000	(74,136)	(56,609)	(17,527)
CMBX.NA.BBB-.9	3.000%	Monthly	09/17/58	MSIP	20.829%	USD	138,000	(21,908)	(165)	(21,743)
Totals								$(102,966)	$(60,303)	$(42,663)

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Securities in the amount of $21,027 and cash in the amount of $389,100 have been received at the custodian bank as collateral for OTC option contracts, OTC swap contracts and forward foreign currency exchange contracts.
BHFTII-49

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,540,571,595	$—	$1,540,571,595
Corporate Bonds & Notes
Aerospace/Defense	—	23,264,250	—	23,264,250
Agriculture	—	14,215,433	—	14,215,433
Airlines	—	3,794,598	—	3,794,598
Apparel	—	1,904,709	—	1,904,709
Auto Manufacturers	—	4,772,094	—	4,772,094
Auto Parts & Equipment	—	380,451	—	380,451
Banks	—	165,273,957	—	165,273,957
Beverages	—	1,364,628	—	1,364,628
Biotechnology	—	15,168,227	—	15,168,227
Chemicals	—	762,622	—	762,622
Commercial Services	—	2,046,625	—	2,046,625
Computers	—	9,524,620	—	9,524,620
Cosmetics/Personal Care	—	151,208	—	151,208
Diversified Financial Services	—	4,201,180	—	4,201,180
Electric	—	71,267,701	0	71,267,701
Electronics	—	2,263,149	—	2,263,149
Energy-Alternate Sources	—	625,988	1,389,905	2,015,893
Engineering & Construction	—	379,104	—	379,104
Entertainment	—	4,097,654	—	4,097,654
Environmental Control	—	166,054	—	166,054
Food	—	462,579	—	462,579
Gas	—	3,504,057	—	3,504,057
Healthcare-Products	—	3,419,747	—	3,419,747
Healthcare-Services	—	25,330,865	—	25,330,865
Home Builders	—	3,195,058	6,595,635	9,790,693
Insurance	—	2,518,389	—	2,518,389
Internet	—	8,498,857	—	8,498,857
Iron/Steel	—	776,721	—	776,721
Lodging	—	431,501	1,806,317	2,237,818
Machinery-Construction & Mining	—	897,769	—	897,769
Machinery-Diversified	—	1,744,166	—	1,744,166
Media	—	10,467,750	—	10,467,750
Mining	—	8,128,921	—	8,128,921
Oil & Gas	—	69,575,262	1,297,020	70,872,282
Packaging & Containers	—	1,893,316	—	1,893,316
Pharmaceuticals	—	16,115,173	—	16,115,173
Pipelines	—	61,470,739	—	61,470,739
Real Estate	—	813,637	6,101,265	6,914,902
Real Estate Investment Trusts	—	44,287,866	—	44,287,866
Retail	—	6,009,684	—	6,009,684
Semiconductors	—	10,565,848	—	10,565,848
Shipbuilding	—	14,750	—	14,750
Software	—	10,305,958	—	10,305,958
Telecommunications	—	43,328,208	—	43,328,208
Transportation	—	7,490,852	—	7,490,852
Trucking & Leasing	—	327,610	—	327,610
Water	—	411,593	—	411,593
Total Corporate Bonds & Notes	—	667,611,128	17,190,142	684,801,270
Asset-Backed Securities
Asset-Backed - Automobile	—	1,440,664	—	1,440,664
Asset-Backed - Credit Card	—	612,087	—	612,087
Asset-Backed - Home Equity	—	24,639,385	—	24,639,385
Asset-Backed - Manufactured Housing	—	9,705,911	—	9,705,911
Asset-Backed - Other	—	216,301,163	4,527,116	220,828,279
Asset-Backed - Student Loan	—	23,080,369	—	23,080,369
Total Asset-Backed Securities	—	275,779,579	4,527,116	280,306,695
Total Mortgage-Backed Securities*	—	241,064,969	—	241,064,969
Total Foreign Government*	—	154,396,687	—	154,396,687
BHFTII-50

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Agriculture	$—	$297,380	$—	$297,380
Apparel	—	110,155	—	110,155
Auto Parts & Equipment	—	213,158	—	213,158
Beverages	—	211,625	—	211,625
Chemicals	—	625,225	—	625,225
Commercial Services	—	1,599,097	1,130,849	2,729,946
Computers (Less Unfunded Loan Commitments of $2,310,173)	—	—	3,608,392	3,608,392
Cosmetics/Personal Care	—	86,364	178,000	264,364
Diversified Financial Services	—	428,334	—	428,334
Engineering & Construction (Less Unfunded Loan Commitments of $252,759)	—	—	1,112,914	1,112,914
Entertainment	—	2,994,457	—	2,994,457
Food	—	739,270	—	739,270
Healthcare-Services	—	184,950	—	184,950
Lodging	—	1,780,846	—	1,780,846
Media	—	285,987	—	285,987
Oil & Gas	—	—	360,045	360,045
Oil & Gas Services	—	—	1,571,920	1,571,920
Pipelines	—	204,127	—	204,127
Retail	—	181,246	—	181,246
Software	—	408,185	—	408,185
Telecommunications	—	625,296	—	625,296
Total Floating Rate Loans (Less Unfunded Loan Commitments of $2,562,932)	—	10,975,702	7,962,120	18,937,822
Total Municipals*	—	18,469,572	—	18,469,572
Common Stocks
Banks	25,447	—	—	25,447
Construction & Engineering	44,542	—	—	44,542
Consumer Staples Distribution & Retail	573,645	—	—	573,645
Diversified Telecommunication Services	423,267	—	—	423,267
Electrical Equipment	—	—	0	0
Energy Equipment & Services	600,707	—	—	600,707
Entertainment	164,018	—	—	164,018
Health Care Providers & Services	126,893	—	—	126,893
Hotel & Resort REITs	481,579	—	—	481,579
Hotels, Restaurants & Leisure	1,588,618	—	—	1,588,618
Household Durables	127,489	—	—	127,489
Industrial REITs	43,031	—	—	43,031
Machinery	2,080	—	—	2,080
Media	132,726	—	—	132,726
Metals & Mining	2,316,722	—	—	2,316,722
Mortgage Real Estate Investment Trusts	1,493,121	—	—	1,493,121
Oil, Gas & Consumable Fuels	572,028	—	—	572,028
Real Estate Management & Development	315,814	—	—	315,814
Residential REITs	706,892	—	—	706,892
Textiles, Apparel & Luxury Goods	247,807	—	—	247,807
Total Common Stocks	9,986,426	—	0	9,986,426
Total Preferred Stocks*	—	—	6,108,718	6,108,718
Warrants
Hotels, Restaurants & Leisure	20,319	—	—	20,319
IT Services	—	—	341,023	341,023
Machinery	3,073	—	—	3,073
Oil & Gas	—	—	60,961	60,961
Software	2,185	0	—	2,185
Specialty Retail	4,056	—	—	4,056
Total Warrants	29,633	0	401,984	431,617
Total Convertible Bonds*	—	425,868	—	425,868
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	130,010,131	—	130,010,131
Securities Lending Reinvestments
Repurchase Agreements	—	1,590,320	—	1,590,320
BHFTII-51

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,000,000	$—	$—	$3,000,000
Total Securities Lending Reinvestments	3,000,000	1,590,320	—	4,590,320
Purchased Options
Foreign Currency Options at Value	—	577,915	—	577,915
Interest Rate Swaptions at Value	—	62,083	—	62,083
Options on Exchange-Traded Futures Contracts at Value	4,607,281	—	—	4,607,281
Total Purchased Options at Value	4,607,281	639,998	—	5,247,279
Total Investments	$17,623,340	$3,041,535,549	$36,190,080	$3,095,348,969
Collateral for Securities Loaned (Liability)	$—	$(4,590,320)	$—	$(4,590,320)
TBA Forward Sales Commitments (Liability)	$—	$(22,559,009)	$—	$(22,559,009)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$891,624	$—	$891,624
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,396,997)	—	(2,396,997)
Total Forward Contracts	$—	$(1,505,373)	$—	$(1,505,373)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$640,952	$—	$—	$640,952
Futures Contracts (Unrealized Depreciation)	(742,524)	—	—	(742,524)
Total Futures Contracts	$(101,572)	$—	$—	$(101,572)
Written Options
Foreign Currency Options at Value	$—	$(79,565)	$—	$(79,565)
Interest Rate Swaptions at Value	—	(746,458)	—	(746,458)
Options on Exchange-Traded Futures Contracts at Value	(3,566,906)	—	—	(3,566,906)
Total Written Options	$(3,566,906)	$(826,023)	$—	$(4,392,929)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$210,929	$—	$210,929
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,671,169)	—	(1,671,169)
Total Centrally Cleared Swap Contracts	$—	$(1,460,240)	$—	$(1,460,240)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$306,463	$—	$306,463
OTC Swap Contracts at Value (Liabilities)	—	(783,081)	—	(783,081)
Total OTC Swap Contracts	$—	$(476,618)	$—	$(476,618)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-52

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
	Balance as of December 31, 2023	Purchases	Sales	Realized Gain/ (Loss)	Transfers Out	Amortization	Change in Unrealized Appreciation (Depreciation)	Balance as of September 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investment Held at September 30, 2024
Corporate Bonds
Electric	$—	$1,273,219	$(250)	$—	$—	$28,519	$(1,301,488)	$—	$(1,301,488)
Energy-Alternate Sources	—	1,352,340	—	—	—	234	37,331	1,389,905	37,331
Home Builders	4,204,670	3,079,156	(1,284,180)	40,543	—	4,771	550,675	6,595,635	550,675
Lodging	1,320,306	390,885	—	—	—	5,803	89,323	1,806,317	89,323
Oil & Gas	1,117,728	138,466	—	—	—	—	40,826	1,297,020	40,826
Real Estate	5,698,951	199,693	(23,424)	3,607	—	23,888	198,550	6,101,265	198,550
Telecommunications	1,046,137	—	(1,046,137)	—	—	—	—	—	—
Asset-Backed Securities
Asset Backed - Other	4,314,631	—	—	—	—	—	212,485	4,527,116	212,485
Floating Rate Loans
Commercial Services	1,180,685	446,205	—	—	—	(507)	(495,534)	1,130,849	(495,534)
Computers*	2,135,985	1,645,657	(173,337)	444	—	1,552	(1,909)	3,608,392	(1,909)
Cosmetics/Personal Care	217,005	—	(41,910)	—	—	511	2,394	178,000	2,394
Engineering & Construction*	1,511,016	—	(151,758)	52	(252,759)	1,046	5,317	1,112,914	5,317
Oil & Gas	347,375	—	—	—	—	292	12,378	360,045	12,378
Oil & Gas Services	—	3,143,840	(1,571,920)	—	—	230	(230)	1,571,920	(230)
Preferred Stocks
Home Builders	2,493,315	—	—	—	—	—	88,695	2,582,010	88,695
IT Services	2,210,772	—	—	—	—	—	1,057,916	3,268,688	1,057,916
Oil & Gas	—	164,500	—	—	—	—	(8,288)	156,212	(8,288)
Software	152,606	—	—	—	—	—	(50,798)	101,808	(50,798)
Convertible Bonds
Automobiles	1,504,797	—	(1,206,625)	(204,736)	—	—	(93,436)	—	—
Warrants
Automobiles	8,629	—	—	—	—	—	(8,629)	—	(8,629)
IT Services	235,707	—	—	—	—	—	105,316	341,023	105,316
Oil & Gas	—	—	—	—	—	—	60,961	60,961	60,961
Common Stocks
Electrical Equipment	—	25	—	—	—	—	(25)	0	(25)
Escrow Shares
Oil & Gas	0	—	—	—	—	—	—	0	—
Savings & Loan	0	—	—	—	—	—	—	0	—
	$29,700,315	$11,833,986	$(5,499,541)	$(160,090)	$(252,759)	$66,339	$501,830	$36,190,080	$595,266
* Values are net of unfunded loan commitments.
BHFTII-53

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)

	Fair Value at September 30, 2024	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Corporate Bonds
Electric	$0	Liquidation Analysis	Expected Payout	$0.00	$0.00	$0.00	Increase
Energy - Alternate Sources	1,389,905	Market Yield Analysis	Midpoint Yield Spread	9.34%	9.34%	9.34%	Decrease
			Reference Index Spread	3.51%	3.51%	3.51%	Decrease
Home Builders	6,595,635	Market Yield Analysis	Midpoint Yield Spread	3.68%	7.00%	5.29%	Decrease
			Reference Index Spread	3.45%	4.18%	3.83%	Decrease
Lodging	1,806,317	Market Yield Analysis	Midpoint Yield Spread	11.00%	11.00%	11.00%	Decrease
			Reference Index Spread	3.47%	5.14%	3.67%	Decrease
Oil & Gas	1,297,020	Market Yield Analysis	Midpoint Yield Spread	8.00%	8.00%	8.00%	Decrease
			Reference Index Spread	3.49%	3.49%	3.49%	Decrease
Real Estate	6,101,265	Market Yield Analysis	Midpoint Yield Spread	9.25%	11.13%	9.79%	Decrease
			Reference Index Spread	3.20%	3.44%	3.37%	Decrease
Asset-Backed
Asset-Backed - Other	1,062,718	Discounted Cash Flow	Discount Rate	11.19%	12.00%	11.74%	Decrease
	3,464,398	Market Yield Analysis	Midpoint Yield Spread	3.83%	3.83%	3.83%	Decrease
			Reference Index Spread	3.57%	3.57%	3.57%	Decrease
Floating Rate Loans
Commercial Services	835,849	EV Coverage Analysis	EV/EBITDA Multiple	15.00x	15.00x	15.00x	Increase
			Loan/EV Coverage Ratio	0.48x	0.48x	0.48x	Increase
	295,000	Market Transaction	Transaction Price	$100.00	$100.00	$100.00	Increase
Computers*	866,152	Market Yield Analysis	Midpoint Yield Spread	7.50%	8.88%	8.54%	Decrease
			Reference Index Spread	3.98%	4.34%	4.25%	Decrease
	2,742,240	Market Transaction	Transaction Price	$98.50	$98.50	$98.50	Increase
Cosmetics/Personal Care	178,000	Market Yield Analysis	Midpoint Yield Spread	6.25%	6.25%	6.25%	Decrease
			Reference Index Spread	3.16%	3.16%	3.16%	Decrease
Engineering & Construction*	1,112,914	Market Yield Analysis	Midpoint Yield Spread	6.00%	6.00%	6.00%	Decrease
			Reference Index Spread	3.63%	3.63%	3.63%	Decrease
Oil & Gas	360,045	Broker Quotations	Single-Source Quote	$102.87	$102.87	$102.87	Increase
Oil & Gas Services	1,571,920	Market Transaction	Transaction Price	$98.00	$98.00	$98.00	Increase
Preferred Stock
Home Builders	2,582,010	Market Yield Analysis	Midpoint Yield Spread	6.37%	6.37%	6.37%	Decrease
			Reference Index Spread	3.62%	3.62%	3.62%	Decrease
IT Services	3,268,688	Comparable Company Analysis	EV/Revenue Multiple	10.25x	10.25x	10.25x	Increase
			Accrued Dividend/Share	$0.73	$0.73	$0.73	Increase
Oil & Gas	156,212	Option Pricing Method	Volatility Rate	49.00%	49.00%	49.00%	Increase
			Risk Free Rate	3.47%	3.47%	3.47%	Decrease
Software	101,808	Option Pricing Method	Volatility Rate	80.00%	80.00%	80.00%	Increase
			Risk Free Rate	3.59%	3.59%	3.59%	Decrease
Warrants
IT Services	341,023	Comparable Company Analysis	EV/Revenue Multiple	10.25x	10.25x	10.25x	Increase
Oil & Gas	60,961	Option Pricing Method	Volatility Rate	49.00%	49.00%	49.00%	Increase
			Risk Free Rate	3.47%	3.47%	3.47%	Decrease
Common Stock
Electrical Equipment	0	Liquidation Analysis	Expected Payout	$0.00	$0.00	$0.00	Increase
* Values are net of unfunded loan commitments.
BHFTII-54

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.1%
TransDigm Group, Inc.	26,206	$37,399,369
Automobiles — 1.4%
Ferrari NV (a)	52,743	24,795,012
Broadline Retail — 9.5%
Amazon.com, Inc. (b)	913,327	170,180,220
Capital Markets — 3.6%
Blackstone, Inc.	139,648	21,384,298
MSCI, Inc.	20,750	12,095,798
S&P Global, Inc.	58,933	30,445,966
		63,926,062
Chemicals — 1.4%
Sherwin-Williams Co.	67,846	25,894,783
Commercial Services & Supplies — 2.0%
Copart, Inc. (b)	420,824	22,051,178
Waste Connections, Inc.	77,686	13,891,810
		35,942,988
Electrical Equipment — 1.3%
Vertiv Holdings Co. - Class A (a)	240,604	23,937,692
Entertainment — 2.7%
Netflix, Inc. (b)	68,918	48,881,470
Financial Services — 5.1%
Mastercard, Inc. - Class A	55,401	27,357,014
Visa, Inc. - Class A (a)	235,634	64,787,568
		92,144,582
Ground Transportation — 0.6%
Old Dominion Freight Line, Inc.	54,681	10,861,834
Health Care Equipment & Supplies — 4.9%
Align Technology, Inc. (b)	76,742	19,517,025
Boston Scientific Corp. (b)	140,437	11,768,621
IDEXX Laboratories, Inc. (b)	34,282	17,319,952
Intuitive Surgical, Inc. (b)	78,859	38,741,061
		87,346,659
Hotels, Restaurants & Leisure — 0.7%
Chipotle Mexican Grill, Inc. (b)	235,071	13,544,791
Interactive Media & Services — 9.2%
Alphabet, Inc. - Class A	365,954	60,693,471
Meta Platforms, Inc. - Class A	184,105	105,389,066
		166,082,537
IT Services — 0.7%
Shopify, Inc. - Class A (b)	157,408	12,614,677
Life Sciences Tools & Services — 1.2%
Danaher Corp.	75,503	20,991,344
Security Description	Shares/ Principal Amount*	Value
Pharmaceuticals — 3.5%
Eli Lilly & Co.	70,283	$62,266,521
Real Estate Management & Development — 1.2%
CoStar Group, Inc. (a) (b)	293,229	22,121,196
Semiconductors & Semiconductor Equipment — 21.9%
ASML Holding NV	63,702	53,079,692
Broadcom, Inc.	458,682	79,122,645
KLA Corp.	28,598	22,146,577
NVIDIA Corp.	1,973,878	239,707,744
		394,056,658
Software — 17.9%
Cadence Design Systems, Inc. (b)	147,064	39,858,756
Intuit, Inc.	80,067	49,721,607
Microsoft Corp.	421,583	181,407,165
Roper Technologies, Inc.	34,864	19,399,724
Synopsys, Inc. (b)	61,032	30,905,994
		321,293,246
Technology Hardware, Storage & Peripherals — 8.2%
Apple, Inc.	635,187	147,998,571
Textiles, Apparel & Luxury Goods — 0.4%
LVMH Moet Hennessy Louis Vuitton SE	10,168	7,809,170
Total Common Stocks (Cost $958,178,580)		1,790,089,382

Preferred Stocks—0.5%
Interactive Media & Services — 0.5%
Bytedance Ltd.- Series E1 † (b) (c) (d) (Cost $5,371,984)	49,026	8,336,381

Short-Term Investments—0.0%
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $1,107,696; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $1,129,899	1,107,581	1,107,581
Total Short-Term Investments (Cost $1,107,581)		1,107,581
Total Investments—100.0% (Cost $964,658,145)		1,799,533,344
Other assets and liabilities (net)—0.0%		(553,917)
Net Assets—100.0%		$1,798,979,427

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may

BHFTII-55

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
be difficult. As of September 30, 2024, the market value of restricted securities was $8,336,381, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(a)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $24,762,510 and the collateral received consisted of non-cash collateral with a value of $25,605,594. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.5% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Bytedance Ltd. - Series E1	12/10/20	49,026	$5,371,984	$8,336,381
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$37,399,369	$—	$—	$37,399,369
Automobiles	24,795,012	—	—	24,795,012
Broadline Retail	170,180,220	—	—	170,180,220
Capital Markets	63,926,062	—	—	63,926,062
Chemicals	25,894,783	—	—	25,894,783
Commercial Services & Supplies	35,942,988	—	—	35,942,988
Electrical Equipment	23,937,692	—	—	23,937,692
Entertainment	48,881,470	—	—	48,881,470
Financial Services	92,144,582	—	—	92,144,582
Ground Transportation	10,861,834	—	—	10,861,834
Health Care Equipment & Supplies	87,346,659	—	—	87,346,659
Hotels, Restaurants & Leisure	13,544,791	—	—	13,544,791
Interactive Media & Services	166,082,537	—	—	166,082,537
IT Services	12,614,677	—	—	12,614,677
Life Sciences Tools & Services	20,991,344	—	—	20,991,344
Pharmaceuticals	62,266,521	—	—	62,266,521
Real Estate Management & Development	22,121,196	—	—	22,121,196
Semiconductors & Semiconductor Equipment	394,056,658	—	—	394,056,658
Software	321,293,246	—	—	321,293,246
Technology Hardware, Storage & Peripherals	147,998,571	—	—	147,998,571
Textiles, Apparel & Luxury Goods	—	7,809,170	—	7,809,170
Total Common Stocks	1,782,280,212	7,809,170	—	1,790,089,382
Total Preferred Stocks*	—	—	8,336,381	8,336,381
Total Short-Term Investments*	—	1,107,581	—	1,107,581
Total Investments	$1,782,280,212	$8,916,751	$8,336,381	$1,799,533,344

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
BHFTII-56

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Short-Term Investments—99.7% of Net Assets

Security Description	Principal Amount*	Value

Certificate of Deposit—13.1%
Bank of America NA
5.050%, 11/14/24	5,000,000	$5,000,651
5.220%, 02/06/25	4,597,000	4,605,258
5.750%, 11/14/24	3,000,000	3,002,803
Bank of Montreal
5.500%, 06/11/25	1,000,000	1,007,903
5.600%, 11/29/24	3,000,000	3,003,061
Bank of Nova Scotia
5.800%, 11/08/24	2,000,000	2,001,558
Barclays Bank PLC
5.230%, SOFR + 0.390%, 10/04/24 (a)	1,750,000	1,750,050
5.400%, 10/01/24	2,000,000	2,000,019
BNP Paribas SA
5.230%, 12/18/24	4,000,000	4,002,860
5.280%, 12/31/24	2,000,000	2,002,003
Canadian Imperial Bank of Commerce
5.100%, SOFR + 0.260%, 06/04/25 (a)	3,000,000	3,000,505
5.170%, 02/07/25	4,000,000	4,006,178
5.190%, SOFR + 0.350%, 09/23/25 (a)	2,000,000	1,999,955
Citibank NA
5.110%, SOFR + 0.270%, 06/20/25 (a)	1,000,000	1,000,001
Commonwealth Bank of Australia
5.700%, 11/27/24	2,500,000	2,502,888
Cooperatieve Rabobank UA
5.170%, 06/24/25	2,500,000	2,515,128
5.270%, 02/05/25	2,700,000	2,705,061
Credit Industriel et Commercial
5.500%, 05/12/25	2,000,000	2,012,448
Korea Development Bank
5.070%, SOFR + 0.240%, 10/17/24 (a)	7,500,000	7,500,531
Mitsubishi UFJ Trust & Banking Corp.
5.030%, SOFR + 0.200%, 10/01/24 (a)	4,000,000	4,000,005
Mizuho Bank Ltd.
5.080%, SOFR + 0.250%, 11/06/24 (a)	5,000,000	5,000,766
MUFG Bank Ltd.
5.070%, SOFR + 0.240%, 02/20/25 (a)	3,000,000	3,000,669
Sumitomo Mitsui Banking Corp.
5.060%, SOFR + 0.230%, 03/05/25 (a)	4,000,000	4,000,191
5.070%, SOFR + 0.240%, 02/05/25 (a)	4,000,000	4,000,880
Sumitomo Mitsui Trust Bank Ltd.
5.210%, 02/05/25	4,000,000	4,008,787
Svenska Handelsbanken AB
5.110%, SOFR + 0.270%, 02/05/25 (a)	3,000,000	3,001,385
Swedbank AB
5.340%, 04/09/25	2,000,000	2,009,046
Toronto-Dominion Bank
5.100%, 08/25/25	3,000,000	3,022,902
5.190%, SOFR + 0.350%, 09/22/25 (a)	2,000,000	1,999,417
5.330%, 03/18/25	2,865,000	2,874,230
6.000%, 10/02/24	2,000,000	2,000,097
Wells Fargo Bank NA
5.180%, 02/07/25	4,000,000	4,007,306
Westpac Banking Corp.
5.130%, SOFR + 0.300%, 01/31/25 (a)	1,000,000	1,000,530
5.400%, 06/06/25	3,500,000	3,525,453
		103,070,525
Security Description	Principal Amount*	Value
Commercial Paper—57.8%
ABN AMRO Funding USA LLC
4.977%, 04/21/25 (144A) (b)	2,000,000	$1,950,592
Accenture Capital, Inc.
4.756%, 10/25/24 (144A) (b)	3,700,000	3,687,621
Alinghi Funding Co. LLC
4.062%, 10/04/24 (144A) (b)	5,300,000	5,297,135
4.078%, 10/04/24 (144A) (b)	2,000,000	1,998,919
5.388%, 11/20/24 (144A) (b)	5,000,000	4,965,965
ANZ New Zealand International Ltd.
5.227%, 02/28/25 (144A) (b)	2,500,000	2,453,365
Aquitaine Funding Co. LLC
2.464%, 10/02/24 (144A) (b)	3,000,000	2,999,190
4.684%, 10/18/24 (144A) (b)	6,000,000	5,985,347
4.772%, 10/11/24 (144A) (b)	7,000,000	6,989,570
5.200%, 11/01/24 (144A) (b)	1,000,000	995,641
5.269%, 11/01/24 (144A) (b)	7,500,000	7,467,307
Australia & New Zealand Banking Group Ltd.
4.921%, 01/06/25 (144A) (b)	4,000,000	3,950,746
5.364%, 12/16/24 (144A) (b)	3,000,000	2,970,526
Automatic Data Processing, Inc.
2.449%, 10/02/24 (144A) (b)	18,000,000	17,995,167
Bank of Montreal
5.299%, 03/31/25 (144A) (b)	2,100,000	2,053,895
5.371%, 11/07/24 (b)	4,000,000	3,979,663
5.436%, 11/06/24 (b)	2,500,000	2,487,607
Bank of New York Mellon
5.690%, SOFR + 0.350%, 05/09/25 (144A) (a)	2,000,000	2,001,280
Bayerische Landesbank
Zero Coupon, 10/01/24 (b)	15,000,000	14,997,991
Bedford Row Funding Corp.
Zero Coupon, 10/01/24 (144A) (b)	6,000,000	5,999,196
BNG Bank NV
4.886%, 01/31/25 (144A) (b)	2,000,000	1,969,701
BPCE SA
5.009%, 03/03/25 (144A) (b)	2,000,000	1,961,933
5.090%, 03/03/25 (144A) (b)	2,000,000	2,000,420
Britannia Funding Co. LLC
5.127%, 02/12/25 (144A) (b)	5,000,000	4,914,406
Cancara Asset Securitisation LLC
5.052%, 02/10/25 (144A) (b)	2,000,000	1,966,479
CDP Financial, Inc.
5.218%, 04/28/25 (144A) (b)	4,000,000	3,899,830
Chariot Funding LLC
4.836%, 10/09/24 (144A) (b)	4,000,000	3,995,159
Charta LLC
5.236%, 10/25/24 (144A) (b)	8,500,000	8,471,201
Chesham Finance Ltd./Chesham Finance LLC
Zero Coupon, 10/01/24 (b)	15,100,000	15,097,973
4.789%, 10/28/24 (144A) (b)	8,000,000	7,969,828
Columbia Funding Co. LLC
4.639%, 03/26/25 (144A) (b)	4,500,000	4,400,969
5.409%, 01/16/25 (144A) (b)	9,000,000	8,873,910
5.423%, 12/09/24 (144A) (b)	4,000,000	3,962,796
Commonwealth Bank of Australia
5.040%, 01/21/25 (144A) (b)	4,000,000	4,000,718
5.540%, SOFR + 0.200%, 11/07/24 (144A) (a)	1,000,000	1,000,105
BHFTII-57

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Short-Term Investments—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Commonwealth Bank of Australia
5.640%, SOFR + 0.300%, 01/31/25 (144A) (a)	2,000,000	$2,000,995
Concord Minutemen Capital Co. LLC
5.156%, 10/17/24 (144A) (b)	4,000,000	3,990,850
Dexia SA
4.827%, 03/11/25 (144A) (b)	3,000,000	2,940,303
DNB Bank ASA
5.017%, 01/22/25 (144A) (b)	2,000,000	1,971,328
5.192%, 02/24/25 (144A) (b)	3,000,000	2,945,668
5.292%, 12/05/24 (144A) (b)	4,000,000	3,965,557
5.300%, 04/01/25 (144A) (b)	3,000,000	2,933,893
Endeavour Funding Co. LLC
5.119%, 02/04/25 (144A) (b)	2,500,000	2,459,636
5.328%, 02/04/25 (144A) (b)	4,000,000	3,935,418
ING U.S. Funding LLC
2.725%, 10/02/24 (144A) (b)	5,500,000	5,498,529
5.100%, 06/05/25 (144A) (b)	3,000,000	3,000,412
5.270%, 02/18/25 (144A) (b)	5,000,000	4,912,149
Ionic Funding LLC
4.654%, 10/07/24 (b)	3,000,000	2,997,153
4.811%, 12/03/24 (b)	4,000,000	3,965,412
4.827%, 11/14/24 (b)	7,000,000	6,956,863
Landesbank Baden-Wuerttemberg
Zero Coupon, 10/01/24 (b)	35,000,000	34,995,287
Liberty Street Funding LLC
5.427%, 01/06/25 (144A) (b)	3,000,000	2,962,041
Lloyds Bank PLC
5.690%, SOFR + 0.350%, 02/14/25 (144A) (a)	3,000,000	3,002,102
LMA-Americas LLC
4.835%, 02/12/25 (144A) (b)	2,000,000	1,965,988
5.011%, 02/27/25 (144A) (b)	2,000,000	1,962,583
Longship Funding LLC
3.279%, 10/03/24 (144A) (b)	8,000,000	7,996,788
3.690%, 10/04/24 (144A) (b)	5,000,000	4,997,321
4.598%, 10/15/24 (144A) (b)	6,000,000	5,987,933
Mackinac Funding Co. LLC
4.944%, 10/16/24 (144A) (b)	4,000,000	3,991,380
5.088%, 01/07/25 (144A) (b)	4,000,000	3,948,740
5.409%, 01/16/25 (144A) (b)	3,500,000	3,451,406
Macquarie Bank Ltd.
5.195%, 02/07/25 (144A) (b)	3,000,000	2,951,322
5.210%, 08/15/25 (144A) (b)	2,000,000	2,000,338
5.230%, 03/03/25 (144A) (b)	2,000,000	1,962,082
5.302%, 01/13/25 (144A) (b)	3,000,000	2,959,400
5.415%, 01/21/25 (144A) (b)	3,067,000	3,022,947
5.610%, SOFR + 0.270%, 02/18/25 (144A) (a)	2,000,000	2,000,466
5.620%, SOFR + 0.280%, 03/03/25 (144A) (a)	2,000,000	2,000,435
Mainbeach Funding LLC
3.279%, 10/03/24 (144A) (b)	6,000,000	5,997,565
Mercedes-Benz Finance North America LLC
4.558%, 10/07/24 (144A) (b)	7,000,000	6,993,453
National Australia Bank Ltd.
3.872%, 10/04/24 (144A) (b)	3,000,000	2,998,396
5.530%, SOFR + 0.190%, 10/21/24 (144A) (a)	3,000,000	3,000,180
National Bank of Canada
5.228%, 04/16/25 (144A) (b)	4,000,000	3,904,128
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
National Securities Clearing Corp.
5.229%, 01/31/25 (144A) (b)	2,500,000	$2,461,392
National Westminster Bank PLC
3.262%, 10/03/24 (144A) (b)	10,000,000	9,995,985
Nieuw Amsterdam Receivables Corp. BV
3.638%, 10/03/24 (144A) (b)	4,500,000	4,498,191
Old Line Funding LLC
5.286%, 02/14/25 (144A) (b)	2,500,000	2,457,359
Oversea-Chinese Banking Corp. Ltd.
5.040%, 01/21/25 (144A) (b)	5,000,000	5,000,446
Overwatch Alpha Funding LLC
Zero Coupon, 10/01/24 (144A) (b)	16,000,000	15,997,853
4.744%, 10/21/24 (144A) (b)	2,000,000	1,994,346
Paradelle Funding LLC
5.208%, 07/16/25 (144A) (b)	3,000,000	2,899,655
5.446%, 06/06/25 (144A) (b)	4,500,000	4,368,127
Podium Funding Trust
4.548%, 04/16/25 (b)	4,000,000	3,903,380
5.410%, 02/03/25 (b)	3,000,000	2,952,288
Ridgefield Funding Co. LLC
4.990%, 02/10/25 (144A) (b)	4,000,000	3,933,347
Royal Bank of Canada
5.180%, 04/09/25 (144A) (b)	2,720,000	2,657,685
5.436%, 11/06/24 (b)	3,000,000	2,985,241
5.590%, SOFR + 0.250%, 02/18/25 (144A) (a)	3,000,000	3,000,712
Starbird Funding Corp.
5.530%, SOFR + 0.190%, 10/07/24 (144A) (a)	3,000,000	3,000,048
Svenska Handelsbanken AB
5.104%, 10/21/24 (144A) (b)	4,000,000	3,988,802
UBS AG
5.662%, SOFR + 0.300%, 02/05/25 (144A) (a)	2,000,000	2,000,187
5.775%, 08/06/25 (144A) (b)	3,000,000	3,002,680
United Overseas Bank Ltd.
5.528%, SOFR + 0.180%, 10/24/24 (144A) (a)	7,000,000	7,000,429
Versailles Commercial Paper LLC
4.966%, 10/11/24 (144A) (b)	4,000,000	3,994,070
Washington Morgan Capital Co. LLC
5.129%, 02/14/25 (144A) (b)	4,000,000	3,930,448
5.161%, 02/14/25 (144A) (b)	5,000,000	4,913,060
Westpac Banking Corp.
5.361%, 11/07/24 (b)	2,000,000	1,989,948
5.389%, 11/14/24 (144A) (b)	3,000,000	2,982,274
Westpac Securities NZ Ltd.
5.438%, 05/16/25 (144A) (b)	2,500,000	2,432,021
		453,578,572
Corporate Note—0.2%
PepsiCo, Inc.
5.499%, SOFR + 0.400%, 11/12/24 (a)	1,580,000	1,580,520
BHFTII-58

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Short-Term Investments—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—26.2%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.880%, due on 10/01/24, with a maturity value of $100,013,556; collateralized by U.S. Government Agency Obligations with rates ranging from 2.000% - 8.000%, with maturity dates ranging from 08/15/25 - 03/20/58, and an aggregate market value of $101,346,846	100,000,000	$100,000,000
JPMorgan Securities LLC
Repurchase Agreement dated 09/30/24 at 4.900%, due on 10/01/24, with a maturity value of $91,012,386; collateralized by U.S. Government Agency Obligations with rates ranging from 2.000% - 6.500%, with maturity dates ranging from 08/20/29 - 05/15/64, and an aggregate market value of $92,225,403	91,000,000	91,000,000
TD Securities (USA) LLC
Repurchase Agreement dated 09/30/24 at 4.900%, due on 10/01/24, with a maturity value of $15,002,042; collateralized by U.S. Government Agency Obligations with rate ranging from 2.000% - 7.500%, with maturity dates ranging from 09/20/50 - 04/20/54, with a market value of $15,201,676	15,000,000	15,000,000
		206,000,000
U.S. Treasury—0.4%
U.S. Treasury Bills
4.918%, 02/20/25 (b)	3,000,000	2,948,510
Security Description	Principal Amount*	Value
Time Deposit—2.0%
Royal Bank of Canada
4.830%, 10/01/24	16,000,000	$16,000,000
Total Short-Term Investments (Cost $782,719,983)		783,178,127
Total Investments—99.7% (Cost $782,719,983)		783,178,127
Other assets and liabilities (net)—0.3%		2,277,778
Net Assets—100.0%		$785,455,905

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	The rate shown represents current yield to maturity.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$356,269,766, which is 45.4% of net assets.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Short-Term Investments*	$—	$783,178,127	$—	$783,178,127
Total Investments	$—	$783,178,127	$—	$783,178,127

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-59

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies — 100.1%
AB International Bond Portfolio (Class A) (a)	865,658	$7,089,739
Baillie Gifford International Stock Portfolio (Class A) (b)	325,150	3,599,406
BlackRock Bond Income Portfolio (Class A) (b)	475,181	44,158,584
BlackRock Capital Appreciation Portfolio (Class A) (b)	63,044	2,678,107
BlackRock High Yield Portfolio (Class A) (a)	355,778	2,661,217
Brighthouse Small Cap Value Portfolio (Class A) (a)	253,151	3,566,900
Brighthouse/Artisan International Portfolio (Class A) (a)	227,419	2,658,534
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	4,206	894,413
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	648,652	6,207,603
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	2,005,727	17,710,571
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	676,993	5,334,703
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	201,600	6,239,523
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	235,365	3,579,903
CBRE Global Real Estate Portfolio (Class A) (a)	157,497	1,786,016
Harris Oakmark International Portfolio (Class A) (a)	271,107	3,627,418
Invesco Comstock Portfolio (Class A) (a)	546,928	7,186,628
Invesco Global Equity Portfolio (Class A) (a)	34,886	899,003
Jennison Growth Portfolio (Class A) (b)	227,515	3,565,157
JPMorgan Core Bond Portfolio (Class A) (a)	2,967,929	27,393,986
JPMorgan Small Cap Value Portfolio (Class A) (a)	144,784	1,775,049
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	74,810	889,489
MFS Research International Portfolio (Class A) (a)	273,717	3,577,477
MFS Value Portfolio (Class A) (b)	622,040	8,888,948
Neuberger Berman Genesis Portfolio (Class A) (b)	47,740	897,039
PIMCO Inflation Protected Bond Portfolio (Class A) (a) (c)	2,911,974	29,207,100
Security Description	Shares	Value
Affiliated Investment Companies — (Continued)
PIMCO Total Return Portfolio (Class A) (a)	4,346,737	$44,206,312
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio) (a)	93,928	910,167
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	111,423	2,685,304
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	190,038	5,379,973
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	94,561	893,604
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	121,968	2,677,188
TCW Core Fixed Income Portfolio (Class A) (a)	3,748,789	33,551,665
VanEck Global Natural Resources Portfolio (Class A) (b)	378,387	4,464,964
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	1,639,525	17,690,475
Western Asset Management U.S. Government Portfolio (Class A) (b)	4,303,639	45,962,861
Total Mutual Funds (Cost $375,480,895)		354,495,026
Total Investments—100.1% (Cost $375,480,895)		354,495,026
Other assets and liabilities (net)—(0.1)%		(323,629)
Net Assets—100.0%		$354,171,397

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows.
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
AB International Bond Portfolio (Class A)	$7,492,067	$318,433	$(908,834)	$(228,662)	$416,735	$7,089,739
Baillie Gifford International Stock Portfolio (Class A)	3,770,798	293,644	(680,160)	(290,392)	505,516	3,599,406
BlackRock Bond Income Portfolio (Class A)	45,805,220	2,891,016	(4,893,852)	(882,753)	1,238,953	44,158,584
BlackRock Capital Appreciation Portfolio (Class A)	2,802,066	385,237	(965,533)	(139,761)	596,098	2,678,107
BlackRock High Yield Portfolio (Class A)	2,814,442	177,005	(374,298)	(12,724)	56,792	2,661,217
Brighthouse Small Cap Value Portfolio (Class A)	3,708,104	547,120	(729,762)	136,533	(95,095)	3,566,900
Brighthouse/Artisan International Portfolio (Class A)	2,812,265	76,567	(579,078)	81,839	266,941	2,658,534
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	935,487	118,550	(148,905)	55,511	(66,230)	894,413
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	6,492,281	623,700	(714,309)	(11,752)	(182,317)	6,207,603
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	18,552,650	941,505	(1,879,254)	(262,625)	358,295	17,710,571
Brighthouse/Templeton International Bond Portfolio (Class A)	5,648,249	149,300	(480,717)	(149,605)	167,476	5,334,703
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	6,577,074	371,740	(1,240,011)	32,455	498,265	6,239,523
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	3,749,893	344,038	(878,161)	165,688	198,445	3,579,903
CBRE Global Real Estate Portfolio (Class A)	1,876,468	128,749	(354,299)	51,294	83,804	1,786,016
Harris Oakmark International Portfolio (Class A)	3,747,189	223,186	(420,725)	121,161	(43,393)	3,627,418
Invesco Comstock Portfolio (Class A)	7,492,989	869,939	(1,463,990)	348,201	(60,511)	7,186,628
Invesco Global Equity Portfolio (Class A)	936,749	117,477	(228,388)	25,981	47,184	899,003
Jennison Growth Portfolio (Class A)	2,800,375	2,298,356	(1,857,306)	259,632	64,100	3,565,157
JPMorgan Core Bond Portfolio (Class A)	28,969,139	1,195,826	(3,257,433)	(455,713)	942,167	27,393,986
BHFTII-60

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
JPMorgan Small Cap Value Portfolio (Class A)	$1,850,266	$143,238	$(372,996)	$(217,407)	$371,948	$1,775,049
Loomis Sayles Small Cap Growth Portfolio (Class A)	926,063	50,348	(190,886)	(81,299)	185,263	889,489
MFS Research International Portfolio (Class A)	3,754,782	183,324	(644,391)	55,528	228,234	3,577,477
MFS Value Portfolio (Class A)	8,450,934	2,316,826	(2,159,435)	140,101	140,522	8,888,948
Neuberger Berman Genesis Portfolio (Class A) .	1,850,531	533,694	(1,541,072)	(30,026)	83,912	897,039
PIMCO Inflation Protected Bond Portfolio (Class A)	31,640,735	161,208	(4,177,216)	(297,711)	1,880,084	29,207,100
PIMCO Total Return Portfolio (Class A)	46,749,711	1,662,845	(5,315,123)	(1,045,793)	2,154,672	44,206,312
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	944,090	43,787	(162,053)	14,180	70,163	910,167
T. Rowe Price Large Cap Growth Portfolio (Class A)	2,805,343	353,706	(906,661)	(162,466)	595,382	2,685,304
T. Rowe Price Large Cap Value Portfolio (Class A)	5,628,986	411,058	(1,069,961)	281,173	128,717	5,379,973
T. Rowe Price Mid Cap Growth Portfolio (Class A)	934,106	115,405	(158,052)	14,221	(12,076)	893,604
T. Rowe Price Small Cap Growth Portfolio (Class A)	3,705,922	481,160	(1,838,070)	(321,770)	649,946	2,677,188
TCW Core Fixed Income Portfolio (Class A)	35,537,702	1,760,825	(3,910,857)	(496,899)	660,894	33,551,665
VanEck Global Natural Resources Portfolio (Class A)	4,626,560	640,011	(803,894)	80,875	(78,588)	4,464,964
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	18,745,651	1,453,605	(2,260,911)	(641,083)	393,213	17,690,475
Western Asset Management U.S. Government Portfolio (Class A)	48,630,458	1,825,909	(5,098,893)	(800,183)	1,405,570	45,962,861
	$373,765,345	$24,208,337	$(52,665,486)	$(4,664,251)	$13,851,081	$354,495,026

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2024
AB International Bond Portfolio (Class A)	$—	$250,112	865,658
Baillie Gifford International Stock Portfolio (Class A)	219,371	29,185	325,150
BlackRock Bond Income Portfolio (Class A)	—	1,812,227	475,181
BlackRock Capital Appreciation Portfolio (Class A)	153,621	2,033	63,044
BlackRock High Yield Portfolio (Class A)	—	164,088	355,778
Brighthouse Small Cap Value Portfolio (Class A)	240,288	52,858	253,151
Brighthouse/Artisan International Portfolio (Class A)	—	29,854	227,420
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	78,345	10,934	4,206
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	539,053	648,652
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	735,703	2,005,727
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	676,993
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	215,467	90,003	201,600
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	236,084	21,379	235,365
CBRE Global Real Estate Portfolio (Class A)	—	66,491	157,497
Harris Oakmark International Portfolio (Class A)	—	80,909	271,107
Invesco Comstock Portfolio (Class A)	615,263	129,529	546,928
Invesco Global Equity Portfolio (Class A)	75,080	2,387	34,886
Jennison Growth Portfolio (Class A)	394,525	—	227,515
JPMorgan Core Bond Portfolio (Class A)	—	944,330	2,967,929
JPMorgan Small Cap Value Portfolio (Class A)	—	31,310	144,784
Loomis Sayles Small Cap Growth Portfolio (Class A)	8,036	—	74,810
MFS Research International Portfolio (Class A)	87,010	64,847	273,717
MFS Value Portfolio (Class A)	813,792	163,946	622,040
Neuberger Berman Genesis Portfolio (Class A) .	83,884	1,283	47,740
PIMCO Inflation Protected Bond Portfolio (Class A)	—	—	2,911,974
PIMCO Total Return Portfolio (Class A)	—	1,357,955	4,346,737
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	—	15,028	93,928
T. Rowe Price Large Cap Growth Portfolio (Class A)	146,290	—	111,423
T. Rowe Price Large Cap Value Portfolio (Class A)	237,706	119,039	190,038
T. Rowe Price Mid Cap Growth Portfolio (Class A)	81,723	1,606	94,561
T. Rowe Price Small Cap Growth Portfolio (Class A)	134,156	1,361	121,968
TCW Core Fixed Income Portfolio (Class A)	—	1,405,840	3,748,789
VanEck Global Natural Resources Portfolio (Class A)	159,797	113,449	378,387
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	1,322,777	1,639,525
BHFTII-61

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2024
Western Asset Management U.S. Government Portfolio (Class A)	$—	$1,401,941	4,303,639
	$3,980,438	$10,961,457
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$354,495,026	$—	$—	$354,495,026
Total Investments	$354,495,026	$—	$—	$354,495,026
BHFTII-62

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies — 100.0%
AB International Bond Portfolio (Class A) (a)	14,009,076	$114,734,329
Allspring Mid Cap Value Portfolio (Class A) (a)	733,670	8,862,735
Baillie Gifford International Stock Portfolio (Class A) (b)	7,996,049	88,516,259
BlackRock Bond Income Portfolio (Class A) (b)	3,686,890	342,622,654
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,451,092	61,642,402
BlackRock High Yield Portfolio (Class A) (a)	3,540,150	26,480,322
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,085,950	43,481,041
Brighthouse/Artisan International Portfolio (Class A) (a)	5,258,639	61,473,489
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	41,655	8,857,123
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	6,443,346	61,662,823
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	11,969,191	105,687,955
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	11,222,005	88,429,400
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	3,715,189	114,985,093
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	5,231,615	79,572,862
CBRE Global Real Estate Portfolio (Class A) (a)	2,339,298	26,527,638
Harris Oakmark International Portfolio (Class A) (a)	7,279,830	97,404,129
Invesco Comstock Portfolio (Class A) (a)	8,768,738	115,221,222
Invesco Global Equity Portfolio (Class A) (a)	1,368,594	35,268,671
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	1,850,510	17,653,867
Jennison Growth Portfolio (Class A) (b)	2,808,631	44,011,250
JPMorgan Core Bond Portfolio (Class A) (a)	14,280,990	131,813,539
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,120,411	25,996,237
Loomis Sayles Growth Portfolio (Class A) (a)	2,013,812	35,443,092
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	740,392	8,803,257
MFS Research International Portfolio (Class A) (a)	4,736,110	61,900,956
MFS Value Portfolio (Class A) (b)	9,262,290	132,358,124
Neuberger Berman Genesis Portfolio (Class A) (b)	941,063	17,682,582
Security Description	Shares	Value
Affiliated Investment Companies — (Continued)
PIMCO Inflation Protected Bond Portfolio (Class A) (a) (c)	18,428,594	$184,838,801
PIMCO Total Return Portfolio (Class A) (a)	32,862,202	334,208,593
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	2,346,824	26,589,513
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio) (a)	2,744,016	26,589,513
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	2,178,183	52,494,202
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	4,383,059	124,084,393
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,872,092	17,691,274
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	2,013,534	44,197,077
TCW Core Fixed Income Portfolio (Class A) (a)	28,443,754	254,571,594
VanEck Global Natural Resources Portfolio (Class A) (b)	5,803,723	68,483,935
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	13,058,101	140,896,908
Western Asset Management U.S. Government Portfolio (Class A) (b)	27,168,755	290,162,304
Total Mutual Funds (Cost $3,624,706,137)		3,521,901,158
Total Investments—100.0% (Cost $3,624,706,137)		3,521,901,158
Other assets and liabilities (net)—0.0%		(1,193,222)
Net Assets—100.0%		$3,520,707,936

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
AB International Bond Portfolio (Class A)	$127,861,243	$4,034,897	$(20,220,862)	$(5,088,448)	$8,147,499	$114,734,329
Allspring Mid Cap Value Portfolio (Class A)	9,163,750	663,901	(1,671,504)	65,915	640,673	8,862,735
Baillie Gifford International Stock Portfolio (Class A)	91,859,984	6,152,000	(14,826,988)	(3,575,194)	8,906,457	88,516,259
BlackRock Bond Income Portfolio (Class A)	346,667,373	14,167,738	(21,080,928)	(4,264,557)	7,133,028	342,622,654
BlackRock Capital Appreciation Portfolio (Class A)	64,016,115	5,109,983	(17,839,584)	79,800	10,276,088	61,642,402
BlackRock High Yield Portfolio (Class A)	27,449,885	1,630,143	(3,038,834)	(293,958)	733,086	26,480,322
Brighthouse Small Cap Value Portfolio (Class A)	45,339,627	3,616,118	(5,931,150)	1,227,242	(770,796)	43,481,041
Brighthouse/Artisan International Portfolio (Class A)	64,269,012	690,481	(11,547,815)	(530,620)	8,592,431	61,473,489
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	9,153,818	880,888	(1,069,311)	(114,719)	6,447	8,857,123
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	61,414,917	5,364,140	(3,160,822)	(183,795)	(1,771,617)	61,662,823
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	105,629,356	4,414,123	(4,912,415)	(688,133)	1,245,024	105,687,955
Brighthouse/Templeton International Bond Portfolio (Class A)	91,859,914	108,178	(3,819,897)	(1,747,929)	2,029,134	88,429,400
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	118,592,693	5,625,658	(18,964,980)	(552,895)	10,284,617	114,985,093
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	82,595,851	5,734,837	(16,810,134)	(980)	8,053,288	79,572,862
CBRE Global Real Estate Portfolio (Class A)	27,360,570	1,000,094	(3,821,206)	(357,096)	2,345,276	26,527,638
Harris Oakmark International Portfolio (Class A)	100,927,658	2,214,019	(7,777,911)	758,308	1,282,055	97,404,129
BHFTII-63

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
Invesco Comstock Portfolio (Class A)	$119,083,366	$11,971,217	$(20,494,500)	$897,133	$3,764,006	$115,221,222
Invesco Global Equity Portfolio (Class A)	36,693,637	3,070,181	(7,340,721)	1,233,322	1,612,252	35,268,671
Invesco Small Cap Growth Portfolio (Class A)	18,196,356	1,627	(3,288,228)	(1,733,104)	4,477,216	17,653,867
Jennison Growth Portfolio (Class A)	45,662,043	6,175,481	(12,372,750)	(364,342)	4,910,818	44,011,250
JPMorgan Core Bond Portfolio (Class A)	136,710,302	4,537,189	(11,790,061)	(1,498,344)	3,854,453	131,813,539
JPMorgan Small Cap Value Portfolio (Class A)	27,169,558	468,839	(3,902,291)	(420,565)	2,680,696	25,996,237
Loomis Sayles Growth Portfolio (Class A)	36,580,024	2,851,658	(8,692,911)	2,589,392	2,114,929	35,443,092
Loomis Sayles Small Cap Growth Portfolio (Class A)	9,058,275	79,973	(1,358,182)	(162,203)	1,185,394	8,803,257
MFS Research International Portfolio (Class A)	64,301,840	2,634,590	(9,975,784)	2,645,421	2,294,889	61,900,956
MFS Value Portfolio (Class A)	137,732,562	14,517,304	(24,740,147)	(2,748,663)	7,597,068	132,358,124
Neuberger Berman Genesis Portfolio (Class A) .	18,100,628	1,692,130	(2,558,716)	(308,362)	756,902	17,682,582
PIMCO Inflation Protected Bond Portfolio (Class A)	197,126,582	8,893	(22,249,632)	(3,692,824)	13,645,782	184,838,801
PIMCO Total Return Portfolio (Class A)	347,106,255	10,242,734	(31,549,074)	(7,373,608)	15,782,286	334,208,593
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	27,424,142	746,898	(5,587,659)	264,496	3,741,636	26,589,513
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	27,314,604	447,059	(3,675,402)	368,354	2,134,898	26,589,513
T. Rowe Price Large Cap Growth Portfolio (Class A)	54,738,381	3,828,294	(14,499,813)	1,571,032	6,856,308	52,494,202
T. Rowe Price Large Cap Value Portfolio (Class A)	128,521,790	8,239,583	(22,230,242)	(2,474,124)	12,027,386	124,084,393
T. Rowe Price Mid Cap Growth Portfolio (Class A)	18,291,325	1,639,881	(2,276,530)	(338,543)	375,141	17,691,274
T. Rowe Price Small Cap Growth Portfolio (Class A)	45,400,120	2,260,849	(7,997,578)	(804,810)	5,338,496	44,197,077
TCW Core Fixed Income Portfolio (Class A)	265,041,430	10,669,479	(22,444,056)	(2,987,009)	4,291,750	254,571,594
VanEck Global Natural Resources Portfolio (Class A)	68,666,043	9,169,588	(9,683,377)	2,990,000	(2,658,319)	68,483,935
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	146,627,541	10,518,444	(14,281,933)	(3,904,203)	1,937,059	140,896,908
Western Asset Management U.S. Government Portfolio (Class A)	289,984,386	8,979,126	(12,814,999)	(1,427,246)	5,441,037	290,162,304
	$3,639,692,956	$176,158,215	$(432,298,927)	$(32,945,859)	$171,294,773	$3,521,901,158

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2024
AB International Bond Portfolio (Class A)	$—	$4,034,858	14,009,076
Allspring Mid Cap Value Portfolio (Class A)	548,273	115,464	733,670
Baillie Gifford International Stock Portfolio (Class A)	5,428,228	722,176	7,996,049
BlackRock Bond Income Portfolio (Class A)	—	13,864,493	3,686,890
BlackRock Capital Appreciation Portfolio (Class A)	3,538,256	46,817	1,451,092
BlackRock High Yield Portfolio (Class A)	—	1,630,080	3,540,150
Brighthouse Small Cap Value Portfolio (Class A)	2,957,879	650,674	3,085,950
Brighthouse/Artisan International Portfolio (Class A)	—	690,481	5,258,639
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	770,688	107,564	41,655
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	5,357,771	6,443,346
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	4,391,546	11,969,191
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	11,222,005
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	3,966,984	1,657,046	3,715,189
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	5,257,872	476,146	5,231,615
CBRE Global Real Estate Portfolio (Class A)	—	984,188	2,339,298
Harris Oakmark International Portfolio (Class A)	—	2,194,158	7,279,830
Invesco Comstock Portfolio (Class A)	9,888,954	2,081,885	8,768,738
Invesco Global Equity Portfolio (Class A)	2,974,461	94,571	1,368,594
Invesco Small Cap Growth Portfolio (Class A)	—	—	1,850,510
Jennison Growth Portfolio (Class A)	4,869,713	—	2,808,631
JPMorgan Core Bond Portfolio (Class A)	—	4,533,834	14,280,990
JPMorgan Small Cap Value Portfolio (Class A)	—	463,253	2,120,411
Loomis Sayles Growth Portfolio (Class A)	2,739,318	—	2,013,812
Loomis Sayles Small Cap Growth Portfolio (Class A)	79,311	—	740,392
MFS Research International Portfolio (Class A)	1,509,484	1,124,993	4,736,110
MFS Value Portfolio (Class A)	12,083,054	2,434,250	9,262,290
Neuberger Berman Genesis Portfolio (Class A) .	1,664,506	25,454	941,063
BHFTII-64

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2024
PIMCO Inflation Protected Bond Portfolio (Class A)	$—	$—	18,428,594
PIMCO Total Return Portfolio (Class A)	—	10,236,798	32,862,202
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	745,646	2,346,824
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	—	444,094	2,744,016
T. Rowe Price Large Cap Growth Portfolio (Class A)	2,887,952	—	2,178,183
T. Rowe Price Large Cap Value Portfolio (Class A)	5,490,181	2,749,393	4,383,059
T. Rowe Price Mid Cap Growth Portfolio (Class A)	1,606,763	31,574	1,872,092
T. Rowe Price Small Cap Growth Portfolio (Class A)	2,232,628	22,656	2,013,534
TCW Core Fixed Income Portfolio (Class A)	—	10,642,804	28,443,754
VanEck Global Natural Resources Portfolio (Class A)	2,510,339	1,782,232	5,803,723
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	10,518,069	13,058,101
Western Asset Management U.S. Government Portfolio (Class A)	—	8,654,020	27,168,755
	$73,004,844	$93,508,988
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$3,521,901,158	$—	$—	$3,521,901,158
Total Investments	$3,521,901,158	$—	$—	$3,521,901,158
BHFTII-65

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies — 100.0%
AB International Bond Portfolio (Class A) (a)	26,150,744	$214,174,592
Allspring Mid Cap Value Portfolio (Class A) (a)	1,987,496	24,008,952
Baillie Gifford International Stock Portfolio (Class A) (b)	30,382,299	336,332,053
BlackRock Bond Income Portfolio (Class A) (b)	7,638,754	709,869,375
BlackRock Capital Appreciation Portfolio (Class A) (b)	5,566,914	236,482,500
BlackRock High Yield Portfolio (Class A) (a)	10,834,162	81,039,532
Brighthouse Small Cap Value Portfolio (Class A) (a)	10,077,802	141,996,224
Brighthouse/Artisan International Portfolio (Class A) (a)	24,327,492	284,388,379
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	112,787	23,981,942
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	8,948,410	96,105,928
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	17,336,489	165,910,202
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	21,498,649	189,833,069
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	24,230,306	190,934,810
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	13,117,858	405,997,698
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	18,883,064	287,211,400
CBRE Global Real Estate Portfolio (Class A) (a)	12,649,856	143,449,366
Harris Oakmark International Portfolio (Class A) (a)	28,729,053	384,394,730
Invesco Comstock Portfolio (Class A) (a)	31,067,591	408,228,140
Invesco Global Equity Portfolio (Class A) (a)	3,703,004	95,426,408
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	12,511,096	119,355,853
Jennison Growth Portfolio (Class A) (b)	18,136,227	284,194,684
JPMorgan Core Bond Portfolio (Class A) (a)	25,647,422	236,725,707
JPMorgan Small Cap Value Portfolio (Class A) (a)	5,761,630	70,637,587
Loomis Sayles Growth Portfolio (Class A) (a)	14,983,868	263,716,070
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	6,006,931	71,422,413
MFS Research International Portfolio (Class A) (a)	18,330,089	239,574,268
MFS Value Portfolio (Class A) (b)	33,356,863	476,669,574
Security Description	Shares	Value
Affiliated Investment Companies — (Continued)
Neuberger Berman Genesis Portfolio (Class A) (b)	3,834,230	$72,045,190
PIMCO Inflation Protected Bond Portfolio (Class A) (a) (c)	23,672,860	237,438,787
PIMCO Total Return Portfolio (Class A) (a)	58,269,579	592,601,615
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	10,605,405	120,159,235
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio) (a)	12,397,965	120,136,280
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	8,758,604	211,082,368
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	15,267,211	432,214,756
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	5,073,390	47,943,538
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	6,533,117	143,401,925
TCW Core Fixed Income Portfolio (Class A) (a)	54,415,887	487,022,186
VanEck Global Natural Resources Portfolio (Class A) (b)	23,584,661	278,298,998
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	17,600,856	189,913,232
Western Asset Management U.S. Government Portfolio (Class A) (b)	37,631,770	401,907,306
Total Mutual Funds (Cost $9,474,297,744)		9,516,226,872
Total Investments—100.0% (Cost $9,474,297,744)		9,516,226,872
Other assets and liabilities (net)—0.0%		(2,560,607)
Net Assets—100.0%		$9,513,666,265

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
AB International Bond Portfolio (Class A)	$238,668,128	$7,541,571	$(37,825,669)	$(9,418,394)	$15,208,956	$214,174,592
Allspring Mid Cap Value Portfolio (Class A)	24,093,099	1,794,045	(3,759,999)	432,441	1,449,366	24,008,952
Baillie Gifford International Stock Portfolio (Class A)	337,990,195	23,238,114	(44,826,095)	(5,265,239)	25,195,078	336,332,053
BlackRock Bond Income Portfolio (Class A)	667,089,669	53,695,371	(17,570,245)	(3,284,014)	9,938,594	709,869,375
BlackRock Capital Appreciation Portfolio (Class A)	238,374,372	17,975,270	(58,925,753)	1,584,122	37,474,489	236,482,500
BlackRock High Yield Portfolio (Class A)	81,344,379	4,972,572	(6,591,695)	(937,150)	2,251,426	81,039,532
Brighthouse Small Cap Value Portfolio (Class A)	167,331,531	11,694,019	(39,510,485)	7,521,948	(5,040,789)	141,996,224
Brighthouse/Artisan International Portfolio (Class A)	286,809,442	3,188,888	(42,535,620)	4,236,909	32,688,760	284,388,379
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	24,071,898	2,373,291	(2,154,588)	79,818	(388,477)	23,981,942
Brighthouse/Dimensional International Small Company Portfolio (Class A)	96,568,627	4,351,932	(11,228,905)	(3,288,856)	9,703,130	96,105,928
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	164,260,464	14,371,203	(7,466,727)	(264,376)	(4,990,362)	165,910,202
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	187,955,153	7,847,003	(6,992,579)	(943,840)	1,967,332	189,833,069
Brighthouse/Templeton International Bond Portfolio (Class A)	217,279,411	43,255	(25,943,216)	(13,441,513)	12,996,873	190,934,810
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	402,825,402	19,835,436	(50,466,277)	2,793,079	31,010,058	405,997,698
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	287,363,592	20,670,386	(49,238,700)	447,300	27,968,822	287,211,400
CBRE Global Real Estate Portfolio (Class A)	143,872,774	6,286,693	(17,556,889)	(1,585,768)	12,432,556	143,449,366
BHFTII-66

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
Harris Oakmark International Portfolio (Class A)	$385,871,485	$8,710,613	$(18,158,240)	$(352,012)	$8,322,884	$384,394,730
Invesco Comstock Portfolio (Class A)	385,552,120	45,980,590	(38,586,743)	(5,498,768)	20,780,941	408,228,140
Invesco Global Equity Portfolio (Class A)	96,473,866	8,303,962	(16,809,317)	3,684,100	3,773,797	95,426,408
Invesco Small Cap Growth Portfolio (Class A)	119,726,183	2,059	(18,700,878)	(10,884,600)	29,213,089	119,355,853
Jennison Growth Portfolio (Class A)	261,984,294	51,631,679	(54,710,681)	1,339,018	23,950,374	284,194,684
JPMorgan Core Bond Portfolio (Class A)	238,160,672	8,428,638	(14,194,005)	(1,744,146)	6,074,548	236,725,707
JPMorgan Small Cap Value Portfolio (Class A)	71,642,627	1,259,608	(8,320,115)	(3,355,067)	9,410,534	70,637,587
Loomis Sayles Growth Portfolio (Class A)	264,686,225	20,491,633	(55,693,143)	9,585,402	24,645,953	263,716,070
Loomis Sayles Small Cap Growth Portfolio (Class A)	71,666,153	644,887	(9,089,514)	(2,800,983)	11,001,870	71,422,413
MFS Research International Portfolio (Class A)	240,560,058	10,137,775	(30,014,554)	6,483,029	12,407,960	239,574,268
MFS Value Portfolio (Class A)	478,173,048	52,216,459	(70,515,393)	(13,303,808)	30,099,268	476,669,574
Neuberger Berman Genesis Portfolio (Class A) .	71,581,269	6,873,812	(8,172,892)	(728,194)	2,491,195	72,045,190
PIMCO Inflation Protected Bond Portfolio (Class A)	260,507,792	21,780	(35,915,635)	(5,988,263)	18,813,113	237,438,787
PIMCO Total Return Portfolio (Class A)	596,556,786	18,740,859	(37,822,424)	(7,749,232)	22,875,626	592,601,615
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	96,564,299	20,261,624	(12,678,148)	613,963	15,397,497	120,159,235
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	144,836,948	2,005,818	(38,490,495)	2,642,500	9,141,509	120,136,280
T. Rowe Price Large Cap Growth Portfolio (Class A)	213,829,648	14,129,744	(50,257,918)	3,892,998	29,487,896	211,082,368
T. Rowe Price Large Cap Value Portfolio (Class A)	434,324,996	28,573,152	(63,314,327)	(11,113,145)	43,744,080	432,214,756
T. Rowe Price Mid Cap Growth Portfolio (Class A)	48,101,632	4,419,747	(4,616,615)	(742,506)	781,280	47,943,538
T. Rowe Price Small Cap Growth Portfolio (Class A)	167,244,622	7,310,151	(47,198,527)	(1,701,356)	17,747,035	143,401,925
TCW Core Fixed Income Portfolio (Class A)	492,677,177	22,198,307	(30,736,687)	(3,979,507)	6,862,896	487,022,186
VanEck Global Natural Resources Portfolio (Class A)	285,770,630	23,391,456	(31,176,607)	3,807,681	(3,494,162)	278,298,998
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	191,966,649	14,138,277	(13,572,825)	(3,327,199)	708,330	189,913,232
Western Asset Management U.S. Government Portfolio (Class A)	379,363,443	21,741,187	(4,889,628)	(515,281)	6,207,585	401,907,306
	$9,563,720,758	$591,492,866	$(1,136,228,753)	$(63,068,909)	$560,310,910	$9,516,226,872

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2024
AB International Bond Portfolio (Class A)	$—	$7,540,072	26,150,744
Allspring Mid Cap Value Portfolio (Class A)	1,481,901	312,082	1,987,496
Baillie Gifford International Stock Portfolio (Class A)	20,505,575	2,728,081	30,382,299
BlackRock Bond Income Portfolio (Class A)	—	28,045,364	7,638,754
BlackRock Capital Appreciation Portfolio (Class A)	13,791,839	182,490	5,566,914
BlackRock High Yield Portfolio (Class A)	—	4,972,279	10,834,162
Brighthouse Small Cap Value Portfolio (Class A)	9,571,286	2,105,490	10,077,802
Brighthouse/Artisan International Portfolio (Class A)	—	3,188,198	24,327,492
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	2,080,598	290,385	112,787
Brighthouse/Dimensional International Small Company Portfolio (Class A)	1,706,558	2,643,839	8,948,410
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	14,365,421	17,336,489
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	7,833,537	21,498,649
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	24,230,306
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	13,991,187	5,844,249	13,117,858
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	18,950,500	1,716,134	18,883,064
CBRE Global Real Estate Portfolio (Class A)	—	5,222,340	12,649,856
Harris Oakmark International Portfolio (Class A)	—	8,634,209	28,729,053
Invesco Comstock Portfolio (Class A)	33,378,987	7,027,155	31,067,591
Invesco Global Equity Portfolio (Class A)	8,038,981	255,595	3,703,004
Invesco Small Cap Growth Portfolio (Class A)	—	—	12,511,096
Jennison Growth Portfolio (Class A)	31,734,603	—	18,136,227
JPMorgan Core Bond Portfolio (Class A)	—	8,119,263	25,647,422
JPMorgan Small Cap Value Portfolio (Class A)	—	1,250,853	5,761,630
Loomis Sayles Growth Portfolio (Class A)	20,423,464	—	14,983,868
Loomis Sayles Small Cap Growth Portfolio (Class A)	643,860	—	6,006,931
MFS Research International Portfolio (Class A)	5,806,973	4,327,839	18,330,089
BHFTII-67

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2024
MFS Value Portfolio (Class A)	$43,460,845	$8,755,615	33,356,863
Neuberger Berman Genesis Portfolio (Class A) .	6,768,327	103,503	3,834,230
PIMCO Inflation Protected Bond Portfolio (Class A)	—	—	23,672,860
PIMCO Total Return Portfolio (Class A)	—	18,100,342	58,269,579
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	3,270,845	10,605,405
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	—	1,989,522	12,397,965
T. Rowe Price Large Cap Growth Portfolio (Class A)	11,823,001	—	8,758,604
T. Rowe Price Large Cap Value Portfolio (Class A)	19,038,821	9,534,331	15,267,211
T. Rowe Price Mid Cap Growth Portfolio (Class A)	4,333,856	85,163	5,073,390
T. Rowe Price Small Cap Growth Portfolio (Class A)	7,235,810	73,426	6,533,117
TCW Core Fixed Income Portfolio (Class A)	—	20,194,985	54,415,887
VanEck Global Natural Resources Portfolio (Class A)	10,200,897	7,242,195	23,584,661
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	14,133,571	17,600,856
Western Asset Management U.S. Government Portfolio (Class A)	—	11,781,754	37,631,770
	$284,967,869	$211,870,127
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$9,516,226,872	$—	$—	$9,516,226,872
Total Investments	$9,516,226,872	$—	$—	$9,516,226,872
BHFTII-68

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies — 100.0%
AB International Bond Portfolio (Class A) (a)	7,835,941	$64,176,356
Allspring Mid Cap Value Portfolio (Class A) (a)	5,375,427	64,935,157
Baillie Gifford International Stock Portfolio (Class A) (b)	35,329,849	391,101,427
BlackRock Bond Income Portfolio (Class A) (b)	3,880,107	360,578,360
BlackRock Capital Appreciation Portfolio (Class A) (b)	6,015,236	255,527,245
BlackRock High Yield Portfolio (Class A) (a)	8,594,814	64,289,210
Brighthouse Small Cap Value Portfolio (Class A) (a)	12,145,965	171,136,642
Brighthouse/Artisan International Portfolio (Class A) (a)	29,190,401	341,235,790
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	101,853	21,656,940
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	16,198,126	173,967,875
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	8,858,445	84,775,315
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	13,611,015	107,254,797
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	12,487,150	386,477,290
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	24,174,706	367,697,273
CBRE Global Real Estate Portfolio (Class A) (a)	18,979,110	215,223,104
Frontier Mid Cap Growth Portfolio (Class A) (b)	1,511,820	43,343,890
Harris Oakmark International Portfolio (Class A) (a)	30,857,855	412,878,095
Invesco Comstock Portfolio (Class A) (a)	34,701,296	455,975,030
Invesco Global Equity Portfolio (Class A) (a)	5,044,931	130,007,870
Invesco Small Cap Growth Portfolio (Class A) (a) (c)	15,825,747	150,977,631
Jennison Growth Portfolio (Class A) (b)	25,829,189	404,743,400
JPMorgan Core Bond Portfolio (Class A) (a)	18,385,210	169,695,488
JPMorgan Small Cap Value Portfolio (Class A) (a)	8,698,276	106,640,863
Loomis Sayles Growth Portfolio (Class A) (a)	22,202,521	390,764,369
Loomis Sayles Small Cap Growth Portfolio (Class A) (b) (c)	10,850,128	129,008,028
MFS Research International Portfolio (Class A) (a)	23,221,263	303,501,906
MFS Value Portfolio (Class A) (b)	34,551,716	493,744,023
Security Description	Shares	Value
Affiliated Investment Companies — (Continued)
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	3,274,887	$21,483,261
Neuberger Berman Genesis Portfolio (Class A) (b)	1,154,210	21,687,601
PIMCO Inflation Protected Bond Portfolio (Class A) (a) (c)	8,510,701	85,362,330
PIMCO Total Return Portfolio (Class A) (a)	27,187,810	276,500,026
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	13,475,815	152,680,981
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio) (a)	15,750,750	152,624,765
T. Rowe Price Large Cap Growth Portfolio (Class A) (b) (c)	14,151,902	341,060,852
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	16,057,637	454,591,706
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,577,488	43,257,265
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	6,880,780	151,033,120
TCW Core Fixed Income Portfolio (Class A) (a)	26,080,651	233,421,828
VanEck Global Natural Resources Portfolio (Class A) (b)	21,149,798	249,567,615
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	1,057,468	21,678,090
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	11,864,174	128,014,434
Total Mutual Funds (Cost $8,214,814,942)		8,594,277,248
Total Investments—100.0% (Cost $8,214,814,942)		8,594,277,248
Other assets and liabilities (net)—0.0%		(2,318,876)
Net Assets—100.0%		$8,591,958,372

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
AB International Bond Portfolio (Class A)	$62,243,310	$2,373,423	$(2,143,071)	$(533,944)	$2,236,638	$64,176,356
Allspring Mid Cap Value Portfolio (Class A)	63,713,970	4,816,409	(8,635,237)	689,554	4,350,461	64,935,157
Baillie Gifford International Stock Portfolio (Class A)	383,904,156	26,813,628	(42,544,199)	7,604,466	15,323,376	391,101,427
BlackRock Bond Income Portfolio (Class A)	331,151,359	35,713,489	(9,755,020)	(1,585,359)	5,053,891	360,578,360
BlackRock Capital Appreciation Portfolio (Class A)	253,059,281	15,342,082	(54,299,515)	(1,268,793)	42,694,190	255,527,245
BlackRock High Yield Portfolio (Class A)	62,279,758	3,935,159	(2,965,507)	(373,565)	1,413,365	64,289,210
Brighthouse Small Cap Value Portfolio (Class A)	211,035,527	13,992,072	(57,647,038)	7,574,415	(3,818,334)	171,136,642
Brighthouse/Artisan International Portfolio (Class A)	337,817,894	3,813,904	(44,279,454)	4,480,921	39,402,525	341,235,790
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	21,208,298	2,124,298	(1,396,827)	43,796	(322,625)	21,656,940
Brighthouse/Dimensional International Small Company Portfolio (Class A)	170,509,109	7,816,574	(15,824,690)	(6,621,860)	18,088,742	173,967,875
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	81,136,221	7,520,637	(1,151,618)	(119,207)	(2,610,718)	84,775,315
Brighthouse/Templeton International Bond Portfolio (Class A)	126,448,462	74,530	(18,722,245)	(7,275,183)	6,729,233	107,254,797
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	375,981,542	18,842,949	(40,280,218)	1,684,087	30,248,930	386,477,290
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	296,021,480	74,256,531	(31,774,461)	2,577,940	26,615,783	367,697,273
CBRE Global Real Estate Portfolio (Class A)	212,283,000	11,617,748	(25,034,104)	(2,461,791)	18,818,251	215,223,104
Frontier Mid Cap Growth Portfolio (Class A)	42,355,797	117,167	(4,854,458)	(980,553)	6,705,937	43,343,890
BHFTII-69

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Security Description	Market Value December 31, 2023	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
Harris Oakmark International Portfolio (Class A)	$400,931,668	$9,571,344	$(6,040,223)	$511,231	$7,904,075	$412,878,095
Invesco Comstock Portfolio (Class A)	424,093,992	51,914,068	(36,712,008)	(2,959,580)	19,638,558	455,975,030
Invesco Global Equity Portfolio (Class A)	127,495,600	11,199,406	(18,630,928)	4,677,299	5,266,493	130,007,870
Invesco Small Cap Growth Portfolio (Class A)	190,176,492	3,956	(65,098,420)	(34,938,005)	60,833,608	150,977,631
Jennison Growth Portfolio (Class A)	379,040,643	56,479,075	(67,111,191)	5,251,001	31,083,872	404,743,400
JPMorgan Core Bond Portfolio (Class A)	144,666,492	26,048,316	(4,377,594)	(490,434)	3,848,708	169,695,488
JPMorgan Small Cap Value Portfolio (Class A)	126,468,607	1,945,639	(31,709,043)	(10,222,795)	20,158,455	106,640,863
Loomis Sayles Growth Portfolio (Class A)	381,310,220	30,108,233	(70,781,091)	3,664,946	46,462,061	390,764,369
Loomis Sayles Small Cap Growth Portfolio (Class A)	147,653,646	1,160,186	(35,542,659)	(6,999,951)	22,736,806	129,008,028
MFS Research International Portfolio (Class A)	291,425,698	12,762,013	(24,158,246)	5,430,032	18,042,409	303,501,906
MFS Value Portfolio (Class A)	484,236,916	53,796,058	(61,374,284)	(5,242,772)	22,328,105	493,744,023
Morgan Stanley Discovery Portfolio (Class A)	20,934,360	555,592	(3,021,445)	(4,161,951)	7,176,705	21,483,261
Neuberger Berman Genesis Portfolio (Class A) .	21,069,652	2,050,444	(1,960,017)	(151,578)	679,100	21,687,601
PIMCO Inflation Protected Bond Portfolio (Class A)	102,575,021	53,087	(21,854,645)	(1,453,608)	6,042,475	85,362,330
PIMCO Total Return Portfolio (Class A)	269,656,011	11,243,715	(11,521,858)	(2,224,631)	9,346,789	276,500,026
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	126,343,174	17,375,750	(11,824,299)	707,080	20,079,276	152,680,981
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	169,301,292	2,558,426	(33,958,522)	338,360	14,385,209	152,624,765
T. Rowe Price Large Cap Growth Portfolio (Class A)	334,922,596	19,554,042	(66,093,560)	(170,258)	52,848,032	341,060,852
T. Rowe Price Large Cap Value Portfolio (Class A)	424,959,879	35,376,537	(38,270,941)	(7,579,167)	40,105,398	454,591,706
T. Rowe Price Mid Cap Growth Portfolio (Class A)	42,403,066	3,967,646	(3,130,781)	(347,622)	364,956	43,257,265
T. Rowe Price Small Cap Growth Portfolio (Class A)	147,805,077	7,642,997	(19,574,443)	893,633	14,265,856	151,033,120
TCW Core Fixed Income Portfolio (Class A)	228,536,482	13,366,216	(10,034,053)	(1,187,221)	2,740,404	233,421,828
VanEck Global Natural Resources Portfolio (Class A)	251,904,650	21,631,025	(24,172,004)	5,472,943	(5,268,999)	249,567,615
Victory Sycamore Mid Cap Value Portfolio (Class A)	21,202,795	1,617,487	(2,412,481)	8,136	1,262,153	21,678,090
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	125,309,764	9,811,144	(5,404,509)	(1,377,932)	(324,033)	128,014,434
	$8,415,572,957	$630,963,002	$(1,036,076,907)	$(49,117,920)	$632,936,116	$8,594,277,248

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2024
AB International Bond Portfolio (Class A)	$—	$2,226,790	7,835,941
Allspring Mid Cap Value Portfolio (Class A)	3,978,434	837,842	5,375,427
Baillie Gifford International Stock Portfolio (Class A)	23,664,574	3,148,357	35,329,849
BlackRock Bond Income Portfolio (Class A)	—	14,328,767	3,880,107
BlackRock Capital Appreciation Portfolio (Class A)	14,923,094	197,459	6,015,236
BlackRock High Yield Portfolio (Class A)	—	3,923,982	8,594,814
Brighthouse Small Cap Value Portfolio (Class A)	11,416,499	2,511,399	12,145,965
Brighthouse/Artisan International Portfolio (Class A)	—	3,813,904	29,190,401
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	1,863,007	260,017	101,853
Brighthouse/Dimensional International Small Company Portfolio (Class A)	3,060,649	4,741,627	16,198,126
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	7,322,718	8,858,445
Brighthouse/Templeton International Bond Portfolio (Class A)	—	—	13,611,015
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) .	13,290,829	5,551,703	12,487,150
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	23,678,038	2,144,254	24,174,706
CBRE Global Real Estate Portfolio (Class A)	—	7,764,921	18,979,110
Frontier Mid Cap Growth Portfolio (Class A)	—	103,525	1,511,820
Harris Oakmark International Portfolio (Class A)	—	9,167,931	30,857,855
Invesco Comstock Portfolio (Class A)	37,494,454	7,893,569	34,701,296
Invesco Global Equity Portfolio (Class A)	10,842,128	344,719	5,044,931
Invesco Small Cap Growth Portfolio (Class A)	—	—	15,825,747
Jennison Growth Portfolio (Class A)	45,248,571	—	25,829,190
JPMorgan Core Bond Portfolio (Class A)	—	5,663,228	18,385,210
JPMorgan Small Cap Value Portfolio (Class A)	—	1,868,436	8,698,276
Loomis Sayles Growth Portfolio (Class A)	30,097,514	—	22,202,521
Loomis Sayles Small Cap Growth Portfolio (Class A)	1,155,456	—	10,850,129
BHFTII-70

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at September 30, 2024
MFS Research International Portfolio (Class A)	$7,296,826	$5,438,201	23,221,263
MFS Value Portfolio (Class A)	44,775,576	9,020,482	34,551,716
Morgan Stanley Discovery Portfolio (Class A)	—	—	3,274,887
Neuberger Berman Genesis Portfolio (Class A) .	2,018,970	30,874	1,154,210
PIMCO Inflation Protected Bond Portfolio (Class A)	—	—	8,510,701
PIMCO Total Return Portfolio (Class A)	—	8,350,254	27,187,810
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	4,133,607	13,475,815
SSGA Emerging Markets Enhanced Index Portfolio II (Class A) (formerly, Brighthouse/abrdn Emerging Markets Equity Portfolio)	—	2,517,811	15,750,750
T. Rowe Price Large Cap Growth Portfolio (Class A)	18,943,733	—	14,151,903
T. Rowe Price Large Cap Value Portfolio (Class A)	19,496,298	9,763,428	16,057,637
T. Rowe Price Mid Cap Growth Portfolio (Class A)	3,884,234	76,328	4,577,488
T. Rowe Price Small Cap Growth Portfolio (Class A)	7,564,797	76,765	6,880,780
TCW Core Fixed Income Portfolio (Class A)	—	9,544,659	26,080,651
VanEck Global Natural Resources Portfolio (Class A)	9,133,048	6,484,068	21,149,798
Victory Sycamore Mid Cap Value Portfolio (Class A)	1,310,065	307,159	1,057,468
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	9,446,464	11,864,174
	$335,136,794	$149,005,248
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$8,594,277,248	$—	$—	$8,594,277,248
Total Investments	$8,594,277,248	$—	$—	$8,594,277,248
BHFTII-71

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—96.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.8%
CAE, Inc. (a)	349,789	$6,558,544
Air Freight & Logistics — 2.0%
Expeditors International of Washington, Inc.	116,533	15,312,436
Automobile Components — 2.5%
BorgWarner, Inc.	219,730	7,974,002
Gentex Corp. (b)	374,703	11,124,932
		19,098,934
Banks — 9.1%
Fifth Third Bancorp	360,062	15,425,056
First Citizens BancShares, Inc. - Class A	16,695	30,734,660
M&T Bank Corp. (b)	81,143	14,453,191
WaFd, Inc. (b)	293,029	10,212,061
		70,824,968
Capital Markets — 1.2%
Moelis & Co. - Class A	135,788	9,302,836
Consumer Staples Distribution & Retail — 5.0%
Dollar General Corp.	117,062	9,899,933
Kroger Co.	287,689	16,484,580
Sysco Corp.	154,126	12,031,076
		38,415,589
Distributors — 1.9%
LKQ Corp.	371,846	14,844,092
Electric Utilities — 4.4%
Alliant Energy Corp.	265,385	16,106,216
OGE Energy Corp. (b)	443,996	18,212,716
		34,318,932
Electrical Equipment — 1.5%
nVent Electric PLC	168,039	11,806,420
Electronic Equipment, Instruments & Components — 2.6%
Vontier Corp.	598,233	20,184,382
Energy Equipment & Services — 1.9%
NOV, Inc.	925,572	14,781,385
Entertainment — 3.4%
Electronic Arts, Inc.	94,561	13,563,830
Warner Music Group Corp. - Class A (b)	414,668	12,979,108
		26,542,938
Financial Services — 2.0%
Corebridge Financial, Inc.	534,483	15,585,524
Food Products — 2.1%
Tyson Foods, Inc. - Class A	267,314	15,921,222
Ground Transportation — 3.3%
U-Haul Holding Co. (Non-Voting Shares) (b)	352,455	25,376,760
Security Description	Shares	Value
Health Care Equipment & Supplies — 4.5%
Baxter International, Inc. (b)	507,657	$19,275,736
Dentsply Sirona, Inc. (b)	589,818	15,960,475
		35,236,211
Health Care Providers & Services — 2.2%
Centene Corp. (a)	226,757	17,070,267
Hotels, Restaurants & Leisure — 8.7%
Expedia Group, Inc. (a) (b)	167,459	24,787,282
Marriott International, Inc. - Class A	53,080	13,195,688
MGM Resorts International (a) (b)	317,356	12,405,446
Vail Resorts, Inc. (b)	97,742	17,035,453
		67,423,869
Industrial REITs — 0.2%
Lineage, Inc. (b)	23,948	1,877,044
Insurance — 5.7%
Arch Capital Group Ltd. (a)	182,344	20,400,647
Globe Life, Inc.	180,969	19,166,427
Progressive Corp.	17,073	4,332,444
		43,899,518
Interactive Media & Services — 1.7%
IAC, Inc. (a)	243,211	13,089,616
Leisure Products — 1.1%
Polaris, Inc. (b)	104,771	8,721,138
Life Sciences Tools & Services — 4.1%
Bio-Rad Laboratories, Inc. - Class A (a) (b)	40,035	13,394,910
Waters Corp. (a)	51,679	18,598,756
		31,993,666
Machinery — 1.9%
Otis Worldwide Corp. (b)	143,734	14,939,712
Media — 5.4%
Cable One, Inc. (b)	33,787	11,818,355
News Corp. - Class A	552,126	14,703,115
Omnicom Group, Inc. (b)	147,234	15,222,523
		41,743,993
Professional Services — 2.3%
Genpact Ltd. (b)	460,925	18,072,869
Retail REITs — 2.1%
NNN REIT, Inc.	331,859	16,091,843
Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	117,314	27,002,163
Software — 2.4%
Check Point Software Technologies Ltd. (a) (b)	80,373	15,496,718
Dolby Laboratories, Inc. - Class A	36,381	2,784,238
		18,280,956
BHFTII-72

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Specialized REITs — 5.0%
Lamar Advertising Co. - Class A	179,002	$23,914,667
Public Storage	39,915	14,523,871
		38,438,538
Specialty Retail — 1.7%
AutoNation, Inc. (a)	74,140	13,265,129
Total Common Stocks (Cost $533,084,224)		746,021,494

Escrow Shares—0.0%
Wireless Telecommunication Services — 0.0%
GCI Liberty, Inc. (a) (c) (d) (Cost $0)	108,185	0

Short-Term Investments—3.9%
Repurchase Agreement—3.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $30,602,915; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $31,211,845	30,599,728	30,599,728
Total Short-Term Investments (Cost $30,599,728)		30,599,728

Securities Lending Reinvestments (e)—10.8%
Certificates of Deposit—1.7%
Bank of America NA
5.030%, SOFR + 0.200%, 11/22/24 (f)	1,000,000	1,000,138
5.330%, SOFR + 0.500%, 11/29/24 (f)	1,000,000	1,000,636
Bank of Montreal
5.030%, SOFR + 0.200%, 12/17/24 (f)	1,000,000	1,000,001
5.180%, SOFR + 0.350%, 07/14/25 (f)	1,000,000	1,000,003
Bayerische Landesbank (NY)
5.210%, 10/17/24	1,000,000	1,000,164
BNP Paribas SA
5.060%, SOFR + 0.220%, 11/07/24 (f)	1,000,000	999,988
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (f)	1,000,000	1,000,128
DZ Bank AG (NY)
5.040%, SOFR + 0.210%, 10/28/24 (f)	1,000,000	1,000,024
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (f)	1,000,000	1,000,104
Nordea Bank Abp
5.040%, SOFR + 0.200%, 10/21/24 (f)	1,000,000	1,000,051
Societe Generale
5.020%, SOFR + 0.180%, 11/25/24 (f)	1,000,000	1,000,014
Sumitomo Mitsui Banking Corp.
5.060%, SOFR + 0.220%, 01/21/25 (f)	1,000,000	1,000,368
Westpac Banking Corp.
5.170%, SOFR + 0.330%, 04/28/25 (f)	1,500,000	1,500,516
		13,502,135
Security Description	Principal Amount*	Value
Commercial Paper—0.5%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (f)	1,000,000	$999,989
ING U.S. Funding LLC
5.040%, SOFR + 0.210%, 10/24/24 (f)	1,000,000	1,000,052
United Overseas Bank Ltd.
4.980%, SOFR + 0.150%, 11/05/24 (f)	2,000,000	2,000,016
		4,000,057
Repurchase Agreements—8.4%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $2,900,399; collateralized by various Common Stock with an aggregate market value of $3,229,698	2,900,000	2,900,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $10,001,378; collateralized by various Common Stock with an aggregate market value of $11,136,889	10,000,000	10,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $4,000,553; collateralized by various Common Stock with an aggregate market value of $4,454,755	4,000,000	4,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.130%, due on 11/04/24 with a maturity value of $4,019,950; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 11/15/48 - 08/15/52, and an aggregate market value of $4,080,000	4,000,000	4,000,000
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $2,055,294; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $2,107,846	2,000,000	2,000,000
ING Financial Markets LLC
Repurchase Agreement dated 09/30/24 at 4.850%, due on 10/01/24 with a maturity value of $6,031,197; collateralized by U.S. Treasury Obligations with zero coupon, maturing 09/04/25, and an aggregate market value of $6,150,995	6,030,384	6,030,384
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $5,104,919; collateralized by various Common Stock with an aggregate market value of $5,689,864	5,100,000	5,100,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $5,000,693; collateralized by various Common Stock with an aggregate market value of $5,560,170	5,000,000	5,000,000
National Bank of Canada Financial, Inc.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $5,000,693; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 02/28/26 - 05/15/27, and various Common Stock with an aggregate market value of $5,245,342	5,000,000	5,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $900,125; collateralized by various Common Stock with an aggregate market value of $1,003,881	900,000	900,000
BHFTII-73

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $2,000,271; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $2,040,781	2,000,000	$2,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $1,004,958; collateralized by various Common Stock with an aggregate market value of $1,111,269	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $3,000,411; collateralized by various Common Stock with an aggregate market value of $3,340,366	3,000,000	3,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $14,001,917; collateralized by various Common Stock with an aggregate market value of $15,402,110	14,000,000	14,000,000
		64,930,384

Mutual Funds—0.2%
AB Government Money Market Portfolio, Institutional Class, 4.730% (g)	510,000	510,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (g)	1,000,000	1,000,000
		1,510,000
Total Securities Lending Reinvestments (Cost $83,940,935)		83,942,576
Total Investments—110.9% (Cost $647,624,887)		860,563,798
Other assets and liabilities (net)—(10.9)%		(84,715,519)
Net Assets—100.0%		$775,848,279

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $97,046,613 and the collateral received consisted of cash in the amount of
$83,940,945 and non-cash collateral with a value of $15,791,833. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(f)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(g)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$746,021,494	$—	$—	$746,021,494
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	30,599,728	—	30,599,728
Securities Lending Reinvestments
Certificates of Deposit	—	13,502,135	—	13,502,135
Commercial Paper	—	4,000,057	—	4,000,057
Repurchase Agreements	—	64,930,384	—	64,930,384
BHFTII-74

Brighthouse Funds Trust II
Brighthouse/Artisan Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,510,000	$—	$—	$1,510,000
Total Securities Lending Reinvestments	1,510,000	82,432,576	—	83,942,576
Total Investments	$747,531,494	$113,032,304	$0	$860,563,798
Collateral for Securities Loaned (Liability)	$—	$(83,940,945)	$—	$(83,940,945)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
BHFTII-75

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Australia — 6.7%
Accent Group Ltd.	97,699	$161,126
Adairs Ltd.	42,421	60,637
Ainsworth Game Technology Ltd. (a)	51,616	29,256
Alkane Resources Ltd. (a)	122,642	37,863
Alliance Aviation Services Ltd. (a)	6,026	12,908
AMA Group Ltd. (a)	880,225	34,670
Amotiv Ltd.	43,884	316,788
AMP Ltd.	476,602	437,922
Ansell Ltd.	25,149	554,635
Appen Ltd. (a)	21,547	29,420
Arafura Rare Earths Ltd. (a)	397,507	48,195
ARB Corp. Ltd.	22,457	739,409
Argosy Minerals Ltd. (a)	61,527	1,605
ARN Media Ltd.	82,651	37,721
Articore Group Ltd. (a)	43,202	11,808
AUB Group Ltd.	26,746	571,290
Audinate Group Ltd. (a)	14,833	100,758
Aurelia Metals Ltd. (a)	407,982	49,287
Aussie Broadband Ltd.	38,030	101,153
Austal Ltd. (a)	105,389	212,573
Australian Agricultural Co. Ltd. (a)	78,371	78,536
Australian Clinical Labs Ltd.	26,737	67,832
Australian Ethical Investment Ltd.	7,596	22,948
Australian Finance Group Ltd.	54,872	60,645
Australian Strategic Materials Ltd. (a)	39,545	15,254
Auswide Bank Ltd.	12,556	35,971
AVJennings Ltd. (a)	14,202	3,045
AVZ Minerals Ltd. (a) (b) (c)	403,512	42,308
Baby Bunting Group Ltd.	24,951	31,218
Bank of Queensland Ltd.	127,227	544,773
Bapcor Ltd.	85,877	316,013
Beach Energy Ltd.	317,481	267,687
Bega Cheese Ltd.	82,207	298,377
Bellevue Gold Ltd. (a)	215,537	194,503
Black Rock Mining Ltd. (a)	79,829	2,819
Boss Energy Ltd. (a)	40,792	93,579
Bravura Solutions Ltd. (a)	144,124	137,334
Breville Group Ltd.	25,536	604,317
Brickworks Ltd.	12,229	246,292
Bubs Australia Ltd. (a)	46,469	4,014
Calidus Resources Ltd. (a) (b) (c)	51,482	3,061
Capitol Health Ltd.	260,324	65,729
Capral Ltd.	5,292	36,047
Capricorn Metals Ltd. (a)	63,797	251,324
Carnarvon Energy Ltd. (a)	136,527	14,690
Cash Converters International Ltd.	152,939	23,861
Catapult Group International Ltd. (a)	33,605	56,391
Cedar Woods Properties Ltd.	19,138	74,218
Centrebet International Ltd. (a)	9,600	0
Cettire Ltd. (a)	38,961	50,590
Challenger Ltd.	80,750	364,970
Champion Iron Ltd.	70,983	358,887
Chrysos Corp. Ltd. (a)	5,357	21,341
Clinuvel Pharmaceuticals Ltd.	9,453	91,687
Clover Corp. Ltd.	39,945	14,077
Coast Entertainment Holdings Ltd. (a)	113,950	35,394
Security Description	Shares	Value
Australia — (Continued)
Codan Ltd.	31,190	$347,324
Collins Foods Ltd.	30,579	184,649
Cooper Energy Ltd. (a)	753,059	96,257
Core Lithium Ltd. (a)	66,314	5,925
Coronado Global Resources, Inc. (CDI)	35,284	29,278
Corporate Travel Management Ltd.	28,366	253,807
Credit Corp. Group Ltd.	20,160	217,482
Data#3 Ltd.	49,016	257,619
De Grey Mining Ltd. (a)	411,859	391,604
Deep Yellow Ltd. (a)	85,193	81,767
Deterra Royalties Ltd.	43,222	121,117
Develop Global Ltd. (a)	8,766	14,968
Dicker Data Ltd.	14,945	97,312
Domain Holdings Australia Ltd.	72,641	161,351
Domino's Pizza Enterprises Ltd.	13,509	332,100
Downer EDI Ltd.	150,888	573,143
Duratec Ltd.	11,217	11,035
Eagers Automotive Ltd.	35,943	271,150
Elanor Investor Group (b) (c)	5,934	3,364
Elders Ltd.	48,010	281,094
Elixir Energy Ltd. (a)	29,923	3,616
Emeco Holdings Ltd. (a)	105,907	55,768
Emerald Resources NL (a)	99,710	262,738
EML Payments Ltd. (a)	62,760	28,182
Energy Transition Minerals Ltd. (a)	349,524	5,785
Energy World Corp. Ltd. (a)	472,609	3,288
EQT Holdings Ltd.	5,343	116,886
Euroz Hartleys Group Ltd.	24,476	14,057
EVT Ltd.	28,526	213,318
Fiducian Group Ltd.	3,121	18,438
Finbar Group Ltd.	6,909	3,989
Firefinch Ltd. (a) (b) (c)	39,761	1,031
FleetPartners Group Ltd. (a)	82,973	177,481
Fleetwood Ltd.	35,042	44,688
Flight Centre Travel Group Ltd.	34,913	539,006
Frontier Digital Ventures Ltd. (a)	10,683	3,026
G8 Education Ltd.	241,144	235,762
Galan Lithium Ltd. (a)	38,456	3,173
Gold Road Resources Ltd.	247,652	289,694
GR Engineering Services Ltd.	5,075	7,093
GrainCorp Ltd. - Class A	58,664	373,586
Grange Resources Ltd.	120,000	23,261
GWA Group Ltd.	64,632	107,664
Hansen Technologies Ltd.	51,497	169,410
Healius Ltd. (a)	195,166	233,503
Helia Group Ltd.	88,585	249,337
HUB24 Ltd.	19,377	783,994
Humm Group Ltd.	117,530	67,915
IDM International Ltd. (a) (b) (c)	1,969	0
IDP Education Ltd.	30,748	338,915
Iluka Resources Ltd.	32,765	157,263
Imdex Ltd.	138,217	226,143
Immutep Ltd. (ADR) (a)	8,886	19,638
Incitec Pivot Ltd.	6,974	14,966
Infomedia Ltd.	109,692	120,726
Inghams Group Ltd.	86,621	176,552
BHFTII-76

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Australia — (Continued)
Insignia Financial Ltd.	191,262	$347,430
Integral Diagnostics Ltd.	46,831	96,227
ioneer Ltd. (a)	304,527	48,239
IPH Ltd.	68,734	288,706
IRESS Ltd. (a)	9,517	65,221
IVE Group Ltd.	19,754	27,840
Johns Lyng Group Ltd.	45,109	116,635
Jumbo Interactive Ltd.	12,118	115,177
Jupiter Mines Ltd.	439,415	53,244
Kelsian Group Ltd.	24,386	69,852
Kogan.com Ltd.	17,121	60,762
Lendlease Corp. Ltd.	83,734	412,084
Leo Lithium Ltd. (a) (b) (c)	28,400	1,767
Lifestyle Communities Ltd.	24,327	142,334
Lindsay Australia Ltd.	16,049	10,089
Lovisa Holdings Ltd.	13,735	343,425
Lycopodium Ltd.	6,179	52,506
MA Financial Group Ltd.	14,408	52,774
Macmahon Holdings Ltd.	380,170	85,308
Macquarie Technology Group Ltd. (a)	1,322	76,097
Mader Group Ltd.	3,508	12,022
Magellan Financial Group Ltd.	22,860	159,222
Mayne Pharma Group Ltd. (a)	22,607	71,646
McMillan Shakespeare Ltd.	20,041	212,327
McPherson's Ltd.	39,600	11,081
Megaport Ltd. (a)	25,601	130,214
Mesoblast Ltd. (a)	66,849	53,988
Metals X Ltd. (a)	147,577	46,316
Metcash Ltd.	176,193	436,737
Michael Hill International Ltd.	82,929	27,390
Monadelphous Group Ltd.	32,335	289,472
Monash IVF Group Ltd.	73,577	62,366
Mount Gibson Iron Ltd. (a)	158,334	36,737
Myer Holdings Ltd.	234,884	134,660
MyState Ltd.	25,651	65,197
Nanosonics Ltd. (a)	62,508	160,142
Navigator Global Investments Ltd.	52,466	63,197
Netwealth Group Ltd.	16,503	285,120
New Hope Corp. Ltd.	120,389	434,791
nib holdings Ltd.	121,489	499,464
Nick Scali Ltd.	22,794	261,731
Nine Entertainment Co. Holdings Ltd.	208,760	181,715
Novonix Ltd. (a)	53,945	25,840
NRW Holdings Ltd.	134,771	334,675
Nufarm Ltd.	95,753	261,986
Nuix Ltd. (a)	8,673	39,380
Objective Corp. Ltd.	2,117	21,420
OceanaGold Corp.	194,311	550,269
OFX Group Ltd. (a)	76,506	114,279
Omni Bridgeway Ltd. (a)	75,128	57,663
oOh!media Ltd.	130,777	119,073
Orora Ltd.	395,438	745,988
Pacific Current Group Ltd.	12,733	93,536
Pacific Smiles Group Ltd.	13,431	16,760
Paladin Energy Ltd. (a) (b) (c)	29,453	237,357
Panoramic Resources Ltd. (a) (b) (c)	278,314	1,347
Security Description	Shares	Value
Australia — (Continued)
Pantoro Ltd. (a)	260,554	$20,581
Peet Ltd.	88,199	78,425
PeopleIN Ltd.	9,511	5,586
Perenti Ltd.	204,417	153,751
Perpetual Ltd.	10,252	131,897
Perseus Mining Ltd.	340,886	607,031
PEXA Group Ltd. (a)	21,038	216,033
Platinum Asset Management Ltd.	124,443	100,591
PointsBet Holdings Ltd.	9,123	4,422
Praemium Ltd.	98,955	40,021
Premier Investments Ltd.	15,190	324,810
Propel Funeral Partners Ltd.	9,117	36,404
PSC Insurance Group Ltd.	21,994	93,823
PWR Holdings Ltd.	16,772	104,843
Ramelius Resources Ltd.	236,020	354,198
Regis Healthcare Ltd.	32,213	138,138
Regis Resources Ltd. (a)	214,118	298,612
Reject Shop Ltd.	12,421	27,545
Resolute Mining Ltd. (a)	677,338	342,359
Retail Food Group Ltd. (a)	218,228	10,105
Ridley Corp. Ltd.	96,057	173,805
RPMGlobal Holdings Ltd. (a)	32,785	68,161
Sandfire Resources Ltd. (a)	122,571	925,053
Select Harvests Ltd. (a)	41,084	104,633
Servcorp Ltd.	21,215	75,535
Service Stream Ltd.	154,571	162,883
Seven West Media Ltd. (a)	319,979	38,671
SG Fleet Group Ltd.	27,529	47,656
Shaver Shop Group Ltd.	18,090	15,437
Sigma Healthcare Ltd.	498,984	496,429
Silver Mines Ltd. (a)	84,025	5,273
SmartGroup Corp. Ltd.	33,331	194,112
SolGold PLC (a) (d)	36,239	4,880
Solvar Ltd.	57,482	52,026
Southern Cross Media Group Ltd.	76,997	25,600
SRG Global Ltd.	48,370	37,184
St Barbara Ltd. (a)	208,312	51,288
Star Entertainment Group Ltd. (a)	653,049	132,830
Strandline Resources Ltd. (a) (b) (c)	43,753	544
Sunland Group Ltd. (a) (b) (c)	40,150	389
Super Retail Group Ltd.	47,270	595,913
Superloop Ltd. (a)	100,995	120,775
Syrah Resources Ltd. (a)	206,663	35,532
Tabcorp Holdings Ltd.	406,397	142,378
Technology One Ltd.	16,745	277,016
Telix Pharmaceuticals Ltd. (a)	2,922	42,068
Temple & Webster Group Ltd. (a)	18,467	169,914
Ten Sixty Four Ltd. (a) (b) (c)	60,972	4,637
Terracom Ltd. (a)	54,002	7,677
Tribune Resources Ltd.	2,377	7,967
Tuas Ltd. (a)	20,435	76,626
Tyro Payments Ltd. (a)	64,496	42,104
Vault Minerals Ltd. (a)	1,486,776	330,568
Ventia Services Group Pty. Ltd.	110,267	347,756
Virgin Australia Holdings Pty. Ltd. (a) (b) (c)	968,773	1
Vista Group International Ltd. (a)	33,201	56,729
BHFTII-77

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Australia — (Continued)
Viva Energy Group Ltd.	134,676	$273,799
Vulcan Energy Resources Ltd. (a)	9,635	30,012
Webjet Group Ltd. (a)	84,765	58,602
Webjet Ltd. (a)	84,765	430,310
West African Resources Ltd. (a)	264,267	312,398
Westgold Resources Ltd.	123,130	225,597
Westgold Resources Ltd. (a)	72,667	129,489
Whitehaven Coal Ltd.	30,550	153,037
Zip Co. Ltd. (a)	136,576	261,127
		35,455,415
Austria — 1.4%
Agrana Beteiligungs AG (d)	3,399	41,458
ams-OSRAM AG (a)	21,984	307,111
ANDRITZ AG	17,117	1,216,056
AT&S Austria Technologie & Systemtechnik AG (a) (d)	5,424	122,050
A-TEC Industries AG (a) (b) (c)	1	0
BAWAG Group AG	18,118	1,404,080
CA Immobilien Anlagen AG (d)	8,328	249,466
DO & Co. AG (a)	2,066	311,911
Eurotelesites AG (a)	6,880	36,636
EVN AG	6,679	210,813
FACC AG (a)	6,291	45,249
Immofinanz AG (a)	5,772	115,632
Kapsch TrafficCom AG (a)	1,870	16,589
Kontron AG	14,178	253,364
Lenzing AG (a) (d)	4,153	164,827
Mayr Melnhof Karton AG (d)	2,085	206,142
Oesterreichische Post AG (d)	4,583	153,171
Palfinger AG	4,392	110,993
POLYTEC Holding AG (a) (d)	6,228	20,402
Porr AG	2,768	41,927
Raiffeisen Bank International AG	670	13,353
Rosenbauer International AG (a) (d)	1,414	55,318
Schoeller-Bleckmann Oilfield Equipment AG	2,803	89,868
Semperit AG Holding (d)	2,077	26,654
Telekom Austria AG	27,521	269,793
UBM Development AG (a)	1,083	24,928
UNIQA Insurance Group AG	31,178	257,302
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,619	253,573
voestalpine AG	25,493	663,990
Wienerberger AG	26,096	863,306
Zumtobel Group AG	8,536	51,527
		7,597,489
Belgium — 1.6%
Ackermans & van Haaren NV	5,491	1,166,129
Ageas SA	6,785	361,908
AGFA-Gevaert NV (a) (d)	40,080	47,769
Atenor (a)	6,098	34,361
Azelis Group NV	9,927	217,566
Barco NV	19,609	260,432
Bekaert SA	8,889	365,297
Biocartis Group NV (a) (b) (c)	16,240	0
bpost SA	18,928	54,041
Cie d'Entreprises CFE	2,249	16,852
Security Description	Shares	Value
Belgium — (Continued)
Colruyt Group NV	11,650	$542,329
Deceuninck NV	27,313	79,984
Deme Group NV	1,881	305,946
Econocom Group SA NV	20,343	45,263
Elia Group SA (d)	3,002	343,322
EVS Broadcast Equipment SA	3,873	122,435
Fagron	14,385	297,904
Galapagos NV (a)	9,086	261,555
Gimv NV	5,457	254,816
Greenyard NV	5,819	41,195
Immobel SA (d)	1,276	31,189
Ion Beam Applications (d)	6,507	95,894
Jensen-Group NV	1,035	47,466
Kinepolis Group NV (d)	3,776	168,193
Lotus Bakeries NV	56	751,548
MDxHealth SA (a)	843	1,753
Melexis NV (d)	5,164	426,213
Ontex Group NV (a)	16,729	166,569
Orange Belgium SA (a)	4,348	71,683
Proximus SADP	28,286	220,399
Recticel SA	11,526	169,606
Roularta Media Group NV	32	412
Sipef NV	1,593	100,024
Solvay SA (d)	15,574	610,604
Tessenderlo Group SA (d)	5,859	166,647
Umicore SA	18,570	241,042
Van de Velde NV (d)	1,970	66,014
VGP NV	1,667	170,911
Viohalco SA (d)	22,715	148,687
What's Cooking BV	153	15,839
X-Fab Silicon Foundries SE (a)	14,349	81,105
		8,570,902
Bermuda — 0.0%
Northern Ocean Ltd. (a) (d)	29,554	19,614
Brazil — 0.1%
ERO Copper Corp. (a) (d)	13,490	300,332
Karoon Energy Ltd.	216,834	236,156
Pluxee NV (a)	7,577	159,819
		696,307
Burkina Faso — 0.2%
Endeavour Mining PLC (d)	11,650	276,854
IAMGOLD Corp. (a)	118,555	621,505
		898,359
Cambodia — 0.0%
NagaCorp Ltd. (a)	254,719	122,350
Canada — 10.2%
5N Plus, Inc. (a)	33,732	167,107
Acadian Timber Corp. (d)	3,800	49,001
ADENTRA, Inc.	1,000	31,358
ADF Group, Inc.	2,900	23,179
Advantage Energy Ltd. (a)	43,525	304,123
BHFTII-78

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Canada — (Continued)
Aecon Group, Inc.	17,346	$268,312
Africa Oil Corp.	57,099	73,883
Ag Growth International, Inc. (d)	5,820	232,938
AGF Management Ltd. - Class B	16,613	112,395
Aimia, Inc. (a) (d)	24,635	47,906
Air Canada (a)	13,590	164,694
AirBoss of America Corp. (d)	3,761	14,544
Algoma Central Corp.	4,710	51,647
Algonquin Power & Utilities Corp.	53,898	294,507
Algonquin Power & Utilities Corp. (d)	25,301	137,890
Altius Minerals Corp. (d)	10,760	207,172
Altus Group Ltd. (d)	10,588	429,720
Americas Gold & Silver Corp. (a)	4,400	1,334
Amerigo Resources Ltd. (d)	35,000	45,029
Andlauer Healthcare Group, Inc. (d)	2,076	59,865
Andrew Peller Ltd. - Class A (d)	11,417	33,176
Aritzia, Inc. (a)	23,017	865,063
Ascot Resources Ltd. (a) (d)	16,500	1,952
Atco Ltd. - Class I (d)	19,446	688,723
Athabasca Oil Corp. (a) (d)	144,824	513,997
ATS Corp. (a)	20,733	601,548
Aurora Cannabis, Inc. (a)	872	5,127
AutoCanada, Inc. (a) (d)	6,228	74,094
B2Gold Corp.	73,013	225,660
B2Gold Corp. (d)	222,725	685,993
Badger Infrastructure Solution	9,962	270,844
Ballard Power Systems, Inc. (a)	37,678	67,820
Baytex Energy Corp.	65,383	195,310
Birchcliff Energy Ltd. (d)	68,088	286,962
Bird Construction, Inc. (d)	18,612	332,345
Black Diamond Group Ltd.	19,812	143,560
BlackBerry Ltd. (a) (d)	54,069	141,661
BMTC Group, Inc.	5,387	52,100
Bombardier, Inc. - Class B (a)	528	40,176
Boralex, Inc. - Class A (d)	25,118	668,229
Boyd Group Services, Inc. (d)	4,537	687,570
Brookfield Wealth Solutions Ltd.	700	37,240
Brookfield Wealth Solutions Ltd. (a)	675	35,883
Calfrac Well Services Ltd. (a)	3,087	8,582
Calian Group Ltd.	2,846	96,631
Canaccord Genuity Group, Inc.	27,412	182,213
Canada Goose Holdings, Inc. (a) (d)	14,525	181,976
Canadian Western Bank (d)	24,440	972,757
Canfor Corp. (a)	15,511	195,314
Canfor Pulp Products, Inc. (a) (d)	11,097	7,385
Capital Power Corp. (d)	31,332	1,139,114
Capstone Copper Corp. (a)	122,839	960,042
Cardinal Energy Ltd. (d)	32,459	153,601
Cascades, Inc.	20,426	157,524
Celestica, Inc. (a)	1,587	81,127
Celestica, Inc. (a) (d)	27,693	1,415,723
Centerra Gold, Inc.	50,985	366,050
CES Energy Solutions Corp. (d)	73,142	404,527
CI Financial Corp.	20,780	282,864
Cineplex, Inc. (a)	6,558	52,417
Cipher Pharmaceuticals, Inc. (a)	2,300	25,917
Security Description	Shares	Value
Canada — (Continued)
Clairvest Group, Inc.	200	$10,352
Cogeco Communications, Inc. (d)	3,380	178,691
Cogeco, Inc.	1,609	71,167
Computer Modelling Group Ltd.	28,920	243,129
Converge Technology Solutions Corp.	3,570	12,195
Corby Spirit & Wine Ltd.	3,957	37,333
Crew Energy, Inc. (a)	41,970	222,814
Cronos Group, Inc. (a)	20,813	45,581
Culico Metals, Inc. (a) (d)	8,637	639
Definity Financial Corp.	9,869	397,766
Denison Mines Corp. (a) (d)	149,571	272,058
Dexterra Group, Inc. (d)	11,442	58,037
Doman Building Materials Group Ltd. (d)	19,304	109,477
Dorel Industries, Inc. - Class B (a) (d)	8,626	36,483
DREAM Unlimited Corp. - Class A	6,072	151,435
Dundee Precious Metals, Inc. (d)	45,872	464,673
Dye & Durham Ltd. (d)	4,963	58,311
E-L Financial Corp. Ltd.	677	600,688
Endeavour Silver Corp. (a) (d)	34,348	135,619
Enerflex Ltd.	29,289	174,549
Enghouse Systems Ltd.	12,678	315,438
Ensign Energy Services, Inc. (a) (d)	39,626	77,643
EQB, Inc. (d)	8,098	624,213
Equinox Gold Corp. (a) (d)	56,499	344,366
Evertz Technologies Ltd.	8,149	71,099
Exchange Income Corp. (d)	5,351	203,444
Exco Technologies Ltd.	7,732	45,679
Extendicare, Inc.	23,362	163,756
Fiera Capital Corp. (d)	22,157	135,322
Finning International, Inc.	38,632	1,267,976
Firm Capital Mortgage Investment Corp. (d)	9,574	81,975
First Majestic Silver Corp. (d)	54,590	327,717
First Mining Gold Corp. (a)	50,000	4,991
First National Financial Corp.	4,907	142,771
Fission Uranium Corp. (a) (d)	38,425	29,264
Fortuna Mining Corp. (a)	79,418	369,359
Freehold Royalties Ltd. (d)	35,012	363,724
Galiano Gold, Inc. (a)	23,027	32,860
Gamehost, Inc.	4,952	38,190
GDI Integrated Facility Services, Inc. (a)	3,200	86,244
Gibson Energy, Inc. (d)	40,325	662,219
goeasy Ltd. (d)	3,895	521,100
GoGold Resources, Inc. (a)	28,473	26,948
GoldMoney, Inc. (a)	2,199	16,227
Guardian Capital Group Ltd. - Class A	5,200	156,486
Haivision Systems, Inc. (a)	4,800	17,568
Hanfeng Evergreen, Inc. (a) (b) (c)	12,100	0
Headwater Exploration, Inc. (d)	48,021	224,757
Heroux-Devtek, Inc. (a)	8,353	198,256
High Liner Foods, Inc.	6,007	55,697
Hudbay Minerals, Inc.	84,922	781,123
Imperial Metals Corp. (a) (d)	19,966	32,626
Information Services Corp. (d)	2,900	61,990
Innergex Renewable Energy, Inc.	35,108	271,789
InPlay Oil Corp. (d)	5,900	8,550
Interfor Corp. (a)	13,232	198,610
BHFTII-79

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Canada — (Continued)
International Petroleum Corp. (a) (d)	1,640	$19,365
International Petroleum Corp. (a)	15,668	186,259
International Tower Hill Mines Ltd. (a)	21,604	11,821
Jamieson Wellness, Inc. (d)	12,357	320,791
Journey Energy, Inc. (a) (d)	100	183
K92 Mining, Inc. (a) (d)	27,548	160,304
K-Bro Linen, Inc.	3,219	82,114
Kelt Exploration Ltd. (a) (d)	46,751	216,393
Kinaxis, Inc. (a)	519	61,657
Knight Therapeutics, Inc. (a)	19,152	83,975
KP Tissue, Inc. (d)	1,400	8,706
Labrador Iron Ore Royalty Corp. (d)	16,600	394,733
Largo, Inc. (a) (d)	8,317	17,465
Lassonde Industries, Inc. - Class A	900	117,953
Laurentian Bank of Canada (d)	11,504	231,875
Leon's Furniture Ltd.	7,239	160,361
Lightspeed Commerce, Inc. (a) (d)	32,213	531,192
Lightstream Resources Ltd. (a) (b) (c)	108,373	0
Linamar Corp. (d)	10,944	510,604
Lucara Diamond Corp. (a) (d)	110,136	37,460
Lundin Gold, Inc.	11,400	246,553
Magellan Aerospace Corp.	5,794	39,799
Mainstreet Equity Corp.	1,261	178,178
Major Drilling Group International, Inc. (a)	22,977	142,199
Manitok Energy, Inc. (a) (b) (c)	122	0
Maple Leaf Foods, Inc.	21,447	351,252
Martinrea International, Inc.	19,001	160,865
Mattr Corp. (a)	21,791	228,472
Maxim Power Corp. (a)	2,800	7,991
Medical Facilities Corp. (d)	9,161	91,376
MEG Energy Corp.	12,406	233,086
Melcor Developments Ltd.	3,120	30,498
Methanex Corp.	14,040	580,414
Methanex Corp. (d)	1,300	53,713
Morguard Corp.	1,400	127,852
MTY Food Group, Inc. (d)	5,720	195,735
Mullen Group Ltd.	23,154	243,618
Neo Performance Materials, Inc.	4,300	26,071
New Gold, Inc. (a)	172,247	499,248
NFI Group, Inc. (a)	13,975	186,822
North American Construction Group Ltd.	7,963	148,903
North West Co., Inc.	13,971	530,246
Northland Power, Inc. (d)	24,536	423,250
Nuvei Corp. (d)	5,221	174,120
NuVista Energy Ltd. (a) (d)	44,817	368,491
Obsidian Energy Ltd. (a) (d)	5,354	29,661
Onex Corp.	6,977	488,692
Organigram Holdings, Inc. (a)	9,249	16,741
Orla Mining Ltd. (a) (d)	18,012	72,048
Osisko Gold Royalties Ltd.	39,259	727,136
Osisko Mining, Inc. (a)	54,809	197,360
Paramount Resources Ltd. - Class A (d)	20,590	401,158
Parex Resources, Inc.	27,059	240,089
Parkland Corp.	24,990	644,128
Pason Systems, Inc.	24,116	237,692
Peyto Exploration & Development Corp. (d)	48,991	557,848
Security Description	Shares	Value
Canada — (Continued)
PHX Energy Services Corp.	12,350	$82,915
Pizza Pizza Royalty Corp.	6,998	67,887
Polaris Renewable Energy, Inc.	5,300	48,358
Pollard Banknote Ltd.	2,690	54,339
PrairieSky Royalty Ltd. (d)	56,452	1,147,448
Precision Drilling Corp. (a)	3,394	209,018
Premium Brands Holdings Corp. (d)	11,855	839,479
Propel Holdings, Inc.	1,050	22,072
Pulse Seismic, Inc.	13,500	23,058
Quarterhill, Inc. (a) (d)	37,345	47,494
Quebecor, Inc. - Class B	1,582	41,303
Questerre Energy Corp. - Class A (a) (d)	83,569	19,155
Real Matters, Inc. (a)	2,736	18,510
RF Capital Group, Inc. (a)	1,730	9,389
Richelieu Hardware Ltd.	14,790	438,522
Rogers Sugar, Inc. (d)	28,139	118,386
Russel Metals, Inc. (d)	18,222	552,945
Sandstorm Gold Ltd.	18,119	108,714
Savaria Corp. (d)	10,600	170,468
Seabridge Gold, Inc. (a)	8,233	138,232
Secure Energy Services, Inc.	69,364	627,248
Sienna Senior Living, Inc. (d)	22,176	275,468
SilverCrest Metals, Inc. (a)	19,588	181,425
Sleep Country Canada Holdings, Inc.	10,704	276,929
SNDL, Inc. (a)	11,204	23,080
Source Energy Services Ltd. (a)	1,300	10,958
Spartan Delta Corp. (a) (d)	16,736	45,662
Spin Master Corp.	8,748	197,605
Sprott, Inc.	6,042	261,837
SSR Mining, Inc.	49,993	283,889
Stelco Holdings, Inc.	9,844	485,558
Stella-Jones, Inc. (d)	16,794	1,102,547
Steppe Gold Ltd. (a)	6,300	3,587
StorageVault Canada, Inc.	25,070	95,835
SunOpta, Inc. (a)	7,292	46,746
Superior Plus Corp. (d)	46,786	257,376
Surge Energy, Inc. (d)	12,100	53,949
Tamarack Valley Energy Ltd.	85,898	248,335
Taseko Mines Ltd. (a)	80,286	203,616
TerraVest Industries, Inc.	1,600	113,702
Tidewater Midstream & Infrastructure Ltd. (a) (d)	79,200	16,983
Timbercreek Financial Corp. (d)	21,651	130,311
Topaz Energy Corp.	8,101	154,838
Torex Gold Resources, Inc. (a)	22,294	425,456
Total Energy Services, Inc.	11,886	82,436
TransAlta Corp.	61,878	641,450
Transat AT, Inc. (a) (d)	3,600	4,578
Transcontinental, Inc. - Class A (d)	19,220	255,376
Trevali Mining Corp. (a) (b) (c)	9,060	0
Trican Well Service Ltd.	66,213	233,529
Triple Flag Precious Metals Corp.	3,866	62,566
Trisura Group Ltd. (a)	10,823	345,629
Vecima Networks, Inc.	2,500	37,728
Veren, Inc.	125,370	771,772
Vermilion Energy, Inc. (d)	40,554	395,881
VersaBank	3,000	40,002
BHFTII-80

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Canada — (Continued)
Vitalhub Corp. (a) (d)	5,716	$37,277
Wajax Corp.	7,185	135,471
Well Health Technologies Corp. (a) (d)	21,014	68,832
Wesdome Gold Mines Ltd. (a)	43,307	406,348
Western Forest Products, Inc. (a)	105,262	41,250
Westshore Terminals Investment Corp. (d)	10,951	196,356
Whitecap Resources, Inc. (d)	105,656	789,032
WildBrain Ltd. (a) (d)	20,140	18,912
Winpak Ltd. (d)	8,452	296,909
Yellow Pages Ltd.	3,727	26,648
Zenith Capital Corp. (a) (b) (c)	12,830	128
		53,899,633
China — 0.2%
Bund Center Investment Ltd. (a)	107,700	34,346
China Gold International Resources Corp. Ltd. (a) (d)	79,013	362,217
CITIC Telecom International Holdings Ltd.	438,000	135,303
ESR Group Ltd.	21,800	34,900
First Sponsor Group Ltd.	9,490	7,901
Fosun Tourism Group (a)	14,400	8,255
Kerry Logistics Network Ltd.	88,500	98,573
KRP Development Holdings Ltd.	35,000	2,779
Neo-Neon Holdings Ltd. (a)	322,500	16,387
Shangri-La Asia Ltd.	234,000	169,760
Theme International Holdings Ltd.	170,000	10,582
VSTECS Holdings Ltd.	169,200	101,941
		982,944
Colombia — 0.0%
Canacol Energy Ltd. (d)	7,932	20,234
Frontera Energy Corp.	10,147	59,046
Gran Tierra Energy, Inc. (a) (d)	11,221	71,435
		150,715
Cyprus — 0.0%
Atalaya Mining PLC	5,060	27,326
Denmark — 2.9%
ALK-Abello AS (a)	35,460	910,488
Alm Brand AS	214,470	429,673
Ambu AS - Class B (a)	31,560	618,128
Bang & Olufsen AS (a)	30,627	41,448
Bavarian Nordic AS (a) (d)	19,123	659,477
Better Collective AS (a) (d)	5,321	118,156
cBrain AS	1,648	50,237
Cementir Holding NV	14,671	159,980
Chemometec AS (d)	3,943	240,358
Columbus AS	20,865	33,525
D/S Norden AS	5,677	236,149
Demant AS (a)	879	34,354
Dfds AS	9,415	241,485
FLSmidth & Co. AS (d)	12,789	725,159
GN Store Nord AS (a)	19,401	434,281
H Lundbeck AS	44,313	286,640
H Lundbeck AS - A Shares	5,266	29,021
H&H International AS - Class B (a) (d)	4,441	60,722
Security Description	Shares	Value
Denmark — (Continued)
Harboes Bryggeri AS - Class B (d)	1,454	$47,120
ISS AS (d)	36,366	727,962
Jeudan AS	2,360	82,104
Jyske Bank AS	10,567	823,656
Matas AS	9,436	175,673
Napatech AS (a)	3,374	10,749
Netcompany Group AS (a)	7,774	357,607
Nilfisk Holding AS (a)	3,340	72,899
NKT AS (a)	13,077	1,235,217
NNIT AS (a)	2,656	51,570
North Media AS	679	5,579
NTG Nordic Transport Group AS (a)	2,118	91,120
Parken Sport & Entertainment AS	2,351	40,731
Per Aarsleff Holding AS	5,304	320,018
Ringkjoebing Landbobank AS	6,894	1,086,540
Rockwool AS - A Shares	383	178,042
Rockwool AS - B Shares	390	183,280
Royal Unibrew AS (a)	13,170	1,105,886
RTX AS (a) (d)	2,486	30,706
Scandinavian Tobacco Group AS	14,284	219,182
Schouw & Co. AS	3,487	303,190
Solar AS - B Shares	1,534	80,647
SP Group AS	1,294	65,022
Spar Nord Bank AS	20,052	382,884
Sparekassen Sjaelland-Fyn AS	1,358	42,283
Sydbank AS	16,079	792,888
TCM Group AS (a)	502	5,384
Tivoli AS	844	86,209
UIE PLC	5,156	211,868
Vestjysk Bank AS	23,730	14,954
Zealand Pharma AS (a)	8,958	1,087,591
		15,227,842
Egypt — 0.1%
Centamin PLC	356,454	700,625
Orascom Development Holding AG (a) (d)	4,230	21,012
		721,637
Faeroe Islands — 0.0%
Foroya Banki P (d)	1,109	25,175
Finland — 2.4%
Aktia Bank OYJ	11,350	117,497
Alma Media OYJ	10,487	131,864
Anora Group OYJ	1,398	6,731
Apetit OYJ	1,205	18,318
Aspo OYJ	7,386	49,847
Atria OYJ	3,290	37,726
Bittium OYJ	8,034	59,412
Cargotec OYJ - B Shares	8,074	471,941
Citycon OYJ	21,486	99,563
Digia OYJ	6,625	41,472
Elisa OYJ	11,168	592,118
Enento Group OYJ	3,892	83,890
eQ OYJ	382	5,979
Finnair OYJ (a) (d)	39,441	112,158
BHFTII-81

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Finland — (Continued)
Fiskars OYJ Abp	6,971	$120,799
F-Secure OYJ	15,912	38,262
Harvia OYJ	2,955	154,610
HKFoods OYJ (a)	6,704	5,283
Huhtamaki OYJ	22,314	867,576
Ilkka OYJ	5,725	19,757
Kalmar OYJ - B Shares (a)	8,074	263,035
Kamux Corp. (d)	4,328	19,224
Kemira OYJ	27,235	680,113
Kesko OYJ - A Shares	5,789	122,751
Kesko OYJ - B Shares	27,912	596,034
Kojamo OYJ (a)	26,601	304,797
Konecranes OYJ	15,630	1,176,068
Lassila & Tikanoja OYJ	6,984	69,179
Lindex Group OYJ (a)	9,321	30,746
Marimekko OYJ	4,363	63,436
Metsa Board OYJ - Class B	33,424	234,116
Metso OYJ	30,358	325,272
Nokian Renkaat OYJ (d)	26,162	258,147
Olvi OYJ - A Shares	4,019	131,997
Oriola OYJ	4,196	4,561
Oriola OYJ - B Shares	32,135	33,121
Orion OYJ - Class A	7,027	383,892
Orion OYJ - Class B	14,294	783,005
Outokumpu OYJ	83,940	339,503
Ponsse OYJ (d)	3,208	77,168
Puuilo OYJ	5,676	61,020
QT Group OYJ (a)	2,738	284,246
Raisio OYJ - V Shares	30,401	76,849
Rapala VMC OYJ (a)	8,902	24,489
Revenio Group OYJ	5,309	206,028
Sampo OYJ - A Shares (a)	14,776	687,560
Sanoma OYJ	20,268	152,541
Talenom OYJ (d)	2,085	11,652
Teleste OYJ (a)	2,149	5,192
Terveystalo OYJ	14,772	160,349
TietoEVRY OYJ (d)	21,451	443,108
Tokmanni Group Corp.	6,854	84,489
Vaisala OYJ - A Shares	5,101	279,371
Valmet OYJ (d)	33,362	1,069,553
WithSecure OYJ (a)	26,373	30,952
YIT OYJ	27,133	82,767
		12,591,134
France — 4.8%
ABC arbitrage	2,865	14,604
Accor SA	1,658	72,066
AKWEL SADIR	2,629	28,406
Alstom SA (a)	54,358	1,129,799
Altamir	7,426	200,908
Alten SA	6,873	769,349
Arkema SA	7,926	755,850
Assystem SA	1,779	97,076
Atos SE (a) (d)	18,990	15,007
Aubay	803	39,368
Axway Software SA (a) (d)	2,930	77,637
Security Description	Shares	Value
France — (Continued)
Ayvens SA	6,399	$45,209
Bastide le Confort Medical (a)	938	21,040
Beneteau SACA (d)	11,313	122,490
Bigben Interactive (a)	4,507	9,700
Boiron SA	1,382	50,007
Bonduelle SCA (d)	4,120	33,012
Catana Group (d)	2,793	14,947
CBo Territoria	2,864	11,572
Cegedim SA (a)	2,295	31,169
Cie des Alpes	6,228	98,609
Clariane SE (a) (d)	48,256	92,367
Coface SA	31,535	516,358
Derichebourg SA	22,712	133,601
Ekinops SAS (a)	1,670	7,553
Electricite de Strasbourg SA	329	39,745
Elior Group SA (a) (d)	29,385	119,072
Elis SA	50,853	1,062,308
Equasens (d)	717	40,942
Eramet SA (d)	2,619	206,876
Esso SA Francaise	753	98,925
Etablissements Maurel et Prom SA	21,172	111,682
Eurazeo SE	10,575	869,525
Eutelsat Communications SACA (a) (d)	44,681	198,482
Exclusive Networks SA (a)	1,568	41,285
Exel Industries SA - A Shares	618	34,193
Fnac Darty SA	3,176	109,651
Foraco International SA (d)	17,535	28,005
Forvia SE	34,097	351,522
Gaztransport Et Technigaz SA	8,012	1,134,432
GEA	165	14,234
Getlink SE	2,953	52,676
GL Events SACA (d)	2,648	56,561
Groupe Crit SA	1,062	79,239
Guerbet (d)	1,201	49,487
Guillemot Corp. (a)	770	5,217
Haulotte Group SA (a) (d)	5,337	17,703
ID Logistics Group SACA (a)	796	336,346
Imerys SA	7,588	251,927
Infotel SA	342	16,334
Interparfums SA	1,393	70,442
IPSOS SA	12,147	764,282
Jacquet Metals SACA	2,954	52,211
JCDecaux SE (a)	13,978	312,997
Kaufman & Broad SA	3,970	137,883
La Francaise De L'energie SACA (a) (d)	252	9,105
La Francaise des Jeux SAEM	10,358	426,305
Laurent-Perrier	1,255	149,472
Lectra	849	27,647
LISI SA	1,686	49,731
LNA Sante SA	1,534	39,363
Lumibird (a)	562	5,274
Maisons du Monde SA (d)	7,475	32,134
Manitou BF SA	3,242	67,232
Mersen SA	6,204	196,557
Metropole Television SA	6,596	89,536
Nacon SA (a) (d)	3,416	3,321
BHFTII-82

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
France — (Continued)
Neoen SA	9,961	$432,536
Neurones	233	11,374
Nexans SA	6,484	950,618
Nexity SA (a) (d)	9,433	124,028
NRJ Group	9,690	83,285
Oeneo SA (d)	2,122	24,331
Opmobility	15,132	151,470
Pierre Et Vacances SA (a)	6,918	10,863
Plastiques Du Val De Loire (a)	1,576	2,352
Quadient SA	9,003	168,592
Recylex SA (a) (b) (c)	3,335	0
Rexel SA	37,788	1,094,685
Robertet SA	43	45,551
Rubis SCA	22,814	623,625
Samse SACA	107	18,589
Savencia SA	1,728	100,020
SCOR SE	40,311	901,423
SEB SA	4,545	519,655
Seche Environnement SACA	1,198	119,376
SMCP SA (a)	1,230	3,503
Societe BIC SA	5,989	402,702
Societe LDC SADIR	700	55,330
SOITEC (a) (d)	3,326	332,414
Sopra Steria Group	4,352	914,809
SPIE SA	31,212	1,193,802
Stef SA	1,051	160,361
Sword Group	1,364	55,673
Synergie SE (a)	3,366	119,901
Technip Energies NV	30,538	737,373
Teleperformance SE	6,761	701,273
Television Francaise 1 SA	9,749	86,663
Thermador Groupe (d)	1,800	154,349
Tikehau Capital SCA (d)	7,508	201,904
Totalenergies EP Gabon	75	13,211
Trigano SA	2,311	297,592
Ubisoft Entertainment SA (a) (d)	18,776	212,294
Valeo SE	49,990	603,872
Vallourec SACA (a) (d)	37,257	563,982
Verallia SA	15,618	457,801
Vetoquinol SA	376	34,992
Vicat SACA	4,477	176,119
VIEL & Cie SA	4,205	50,102
Virbac SACA	307	130,936
Viridien (a) (d)	1,892	69,182
Voltalia SA (a) (d)	1,924	18,454
Vranken-Pommery Monopole SA	958	15,043
Wavestone	1,238	76,609
		25,370,184
Georgia — 0.2%
Bank of Georgia Group PLC	13,336	655,507
Georgia Capital PLC (a)	7,105	88,550
TBC Bank Group PLC	7,020	248,730
		992,787
Security Description	Shares	Value
Germany — 5.9%
1&1 AG	13,083	$198,945
7C Solarparken AG	12,415	31,084
Adesso SE (d)	561	42,641
Adtran Networks SE	908	19,607
AIXTRON SE	1,553	27,571
All for One Group SE	498	26,823
Allgeier SE (d)	2,942	52,706
AlzChem Group AG (d)	504	26,464
Amadeus Fire AG	1,153	118,794
Aroundtown SA (a)	165,287	520,165
Atoss Software SE	2,220	320,871
Aurubis AG (d)	9,219	675,432
Auto1 Group SE (a)	2,543	28,725
Basler AG (a) (d)	3,660	36,650
BayWa AG (a) (d)	4,390	62,336
BayWa AG (a)	305	8,721
Bechtle AG	19,131	854,666
Bertrandt AG	1,942	44,588
Bijou Brigitte AG	1,351	52,401
Bilfinger SE	9,061	488,271
Borussia Dortmund GmbH & Co. KGaA (a) (d)	26,685	108,564
BRANICKS Group AG (a) (d)	13,461	30,045
CANCOM SE	2,487	77,914
Ceconomy AG (a)	47,148	171,313
CENIT AG	3,413	43,327
Cewe Stiftung & Co. KGaA	1,828	215,809
CompuGroup Medical SE & Co. KGaA	7,186	113,786
CTS Eventim AG & Co. KGaA	11,944	1,241,017
Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	138	3,995
Dermapharm Holding SE (d)	3,957	153,940
Deutsche Beteiligungs AG (d)	4,577	128,444
Deutsche EuroShop AG (d)	1,221	29,801
Deutsche Pfandbriefbank AG (a) (d)	43,005	285,892
Deutsche Wohnen SE	980	27,080
Deutz AG	26,653	133,355
Dr. Hoenle AG (a) (d)	2,084	27,149
Draegerwerk AG & Co. KGaA	1,062	51,080
Duerr AG	15,842	388,869
DWS Group GmbH & Co. KGaA	5,956	245,029
Eckert & Ziegler SE	3,953	197,286
Elmos Semiconductor SE	1,709	125,786
ElringKlinger AG (d)	8,918	42,656
Encavis AG (a)	28,569	553,115
Energiekontor AG	1,621	102,914
EuroEyes International Eye Clinic Ltd.	10,000	5,916
Evonik Industries AG	518	12,111
Evotec SE (a)	5,019	35,810
Fielmann Group AG	6,684	345,672
flatexDEGIRO AG	12,762	182,651
FORTEC Elektronik AG	253	5,471
Fraport AG Frankfurt Airport Services Worldwide (a) (d)	8,815	491,095
Freenet AG	33,937	1,009,352
Friedrich Vorwerk Group SE	938	25,382
FUCHS SE	8,457	317,734
GEA Group AG	32,192	1,574,289
BHFTII-83

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Germany — (Continued)
Gerresheimer AG	9,767	$870,646
Gesco SE (d)	2,953	45,722
GFT Technologies SE	5,130	133,890
Grand City Properties SA (a)	31,748	446,568
Grenke AG (d)	1,610	42,945
H&R GmbH & Co. KGaA	4,195	17,724
Hamburger Hafen und Logistik AG	8,624	155,511
Hawesko Holding SE	223	6,505
Heidelberger Druckmaschinen AG (a)	84,200	98,329
HelloFresh SE (a) (d)	30,689	315,371
Hensoldt AG	10,012	328,504
HOCHTIEF AG	4,212	518,719
Hornbach Holding AG & Co. KGaA	2,658	260,998
HUGO BOSS AG (d)	18,161	831,002
Indus Holding AG	4,083	101,654
Init Innovation in Traffic Systems SE	1,794	73,881
Instone Real Estate Group SE	9,568	101,819
IVU Traffic Technologies AG (d)	1,432	22,564
Jenoptik AG (d)	16,935	520,443
JOST Werke SE	2,840	145,423
K&S AG (d)	39,216	503,046
KION Group AG	13,725	539,495
Knaus Tabbert AG (d)	160	5,468
Koenig & Bauer AG (a) (d)	4,373	43,903
Krones AG	4,349	624,679
KSB SE & Co. KGaA	82	60,625
KWS Saat SE & Co. KGaA (d)	3,539	250,391
Lanxess AG (d)	22,664	717,069
LEG Immobilien SE	16,968	1,769,562
Leifheit AG	2,964	59,520
Manz AG (a)	1,272	8,673
Medigene AG (a)	1,467	3,460
Medios AG (a)	1,312	23,501
METRO AG	25,342	137,498
MLP SE	22,156	143,057
Mutares SE & Co. KGaA (d)	1,778	41,650
Nagarro SE (a) (d)	2,942	290,518
Nexus AG	254	15,697
Norma Group SE	10,153	169,101
Patrizia SE	15,140	150,090
Pfeiffer Vacuum Technology AG	269	46,315
PNE AG (d)	2,183	28,873
ProCredit Holding AG	1,061	10,046
ProSiebenSat.1 Media SE (d)	44,354	287,362
Puma SE	15,884	662,946
PVA TePla AG (a)	3,712	55,886
PWO AG	822	27,688
q.beyond AG (a)	24,973	21,646
R Stahl AG (a)	1,594	33,867
SAF-Holland SE	9,928	184,648
Salzgitter AG (d)	8,260	150,971
Secunet Security Networks AG (d)	391	40,142
SFC Energy AG (a)	802	18,081
SGL Carbon SE (a) (d)	8,945	53,571
Siltronic AG	4,688	356,884
Sirius Real Estate Ltd. (REIT)	13,954	18,231
Security Description	Shares	Value
Germany — (Continued)
Sixt SE (d)	4,289	$313,384
SMA Solar Technology AG (d)	2,279	45,757
Softwareone Holding AG	13,819	244,015
Stabilus SE	6,982	285,574
STRATEC SE	1,280	63,013
Stroeer SE & Co. KGaA	8,363	534,771
Suedzucker AG (d)	18,380	230,684
Surteco Group SE (a)	2,209	37,143
SUSS MicroTec SE	6,216	475,501
TAG Immobilien AG (a)	52,366	968,645
Takkt AG	10,211	110,429
TeamViewer SE (a)	34,398	437,483
Technotrans SE	2,191	45,474
thyssenkrupp AG (d)	116,223	449,581
TUI AG (a)	24,908	189,754
United Internet AG	14,815	304,551
Verbio SE (d)	6,241	129,798
Vossloh AG	3,146	171,548
Wacker Chemie AG (d)	3,827	378,629
Wacker Neuson SE (d)	8,944	148,015
Washtec AG	3,673	155,477
Westwing Group SE (a)	1,155	9,914
Wuestenrot & Wuerttembergische AG	4,932	67,546
Zalando SE (a)	24,162	797,232
Zeal Network SE (d)	1,268	52,235
		31,379,641
Ghana — 0.0%
Tullow Oil PLC (a) (d)	415,488	119,179
Greece — 0.0%
Okeanis Eco Tankers Corp. (a)	1,944	63,763
Greenland — 0.0%
GronlandsBANKEN AS	140	13,823
Guernsey, Channel Islands — 0.0%
Raven Property Group Ltd. (a) (b) (c)	112,611	0
Hong Kong — 1.6%
Aceso Life Science Group Ltd. (a)	1,001,000	8,737
Aeon Credit Service Asia Co. Ltd.	44,000	33,530
Allied Group Ltd. (a)	382,000	74,200
APAC Resources Ltd.	94,156	12,532
Apollo Future Mobility Group Ltd. (a)	17,400	1,342
Asia Financial Holdings Ltd.	88,000	43,242
Asia Standard International Group Ltd. (a)	296,000	18,736
ASMPT Ltd.	4,500	55,260
Associated International Hotels Ltd.	14,000	9,509
Bank of East Asia Ltd.	103,823	133,447
Bel Global Resources Holdings Ltd. (a) (b) (c)	520,000	0
Bright Smart Securities & Commodities Group Ltd.	98,000	28,644
Brightoil Petroleum Holdings Ltd. (a) (b) (c)	591,000	0
Build King Holdings Ltd.	160,000	19,149
Burwill Holdings Ltd. (a) (b) (c)	1,566,000	0
Cafe de Coral Holdings Ltd.	94,000	105,279
Century City International Holdings Ltd. (a)	616,000	12,900
BHFTII-84

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
Chen Hsong Holdings	150,000	$29,194
Cheuk Nang Holdings Ltd.	108,566	23,741
Chevalier International Holdings Ltd.	75,139	50,261
China Energy Development Holdings Ltd. (a)	3,376,000	28,649
China Motor Bus Co. Ltd.	4,800	31,984
China Solar (a) (b) (c)	162,000	0
China Star Entertainment Ltd. (a)	378,000	30,147
Chinese Estates Holdings Ltd. (a)	151,000	26,233
Chinney Investments Ltd.	8,000	803
Chow Sang Sang Holdings International Ltd.	94,000	86,692
Chuang's China Investments Ltd. (a)	511,500	7,501
Chuang's Consortium International Ltd. (a)	382,357	18,690
CK Life Sciences International Holdings, Inc. (a)	304,000	16,227
C-Mer Medical Holdings Ltd. (a)	74,000	26,799
CNT Group Ltd. (a)	246,000	9,335
Convenience Retail Asia Ltd.	36,000	2,550
Convoy, Inc. (a) (b) (c)	1,314,000	5,291
Cowell e Holdings, Inc. (a)	39,000	112,179
Crystal International Group Ltd.	29,500	14,415
CSC Holdings Ltd. (a)	4,927,500	20,262
CSI Properties Ltd. (a)	2,274,023	23,075
CW Group Holdings Ltd. (a) (b) (c)	106,000	0
Dah Sing Banking Group Ltd.	112,271	99,911
Dah Sing Financial Holdings Ltd.	41,460	131,945
DFI Retail Group Holdings Ltd.	5,900	12,803
Dickson Concepts International Ltd.	87,500	53,776
DMX Technologies Group Ltd. (a) (b) (c)	186,000	0
Dynamic Holdings Ltd.	20,000	20,079
Eagle Nice International Holdings Ltd.	80,000	44,081
EC Healthcare	59,000	7,970
EcoGreen International Group Ltd. (a) (b) (c)	118,800	5,445
Emperor Entertainment Hotel Ltd.	122,521	5,228
Emperor International Holdings Ltd.	529,250	18,670
Emperor Watch & Jewellery Ltd.	1,520,000	34,809
ENM Holdings Ltd. (a)	412,000	14,744
Esprit Holdings Ltd. (a)	504,275	8,778
Fairwood Holdings Ltd.	26,500	24,823
Far East Consortium International Ltd.	360,687	56,121
Genting Hong Kong Ltd. (a) (b) (c)	327,000	0
Get Nice Financial Group Ltd.	104,000	10,031
Giordano International Ltd. (d)	322,000	71,313
Glorious Sun Enterprises Ltd.	393,000	51,836
Gold Fin Holdings (a) (b) (c)	214,000	0
Gold Peak Technology Group Ltd.	277,714	17,704
Golden Resources Development International Ltd.	264,000	15,099
Good Resources Holdings, Ltd. (a) (b) (c)	420,000	0
GR Life Style Company Ltd. (a)	82,000	3,036
Great Eagle Holdings Ltd.	49,491	77,205
G-Resources Group Ltd.	123,180	41,003
Guoco Group Ltd.	1,000	9,847
Guotai Junan International Holdings Ltd. (d)	806,600	136,916
Hang Lung Group Ltd.	176,000	237,964
Hang Lung Properties Ltd.	50,065	48,865
Hanison Construction Holdings Ltd.	148,009	7,806
Harbour Centre Development Ltd. (a)	88,000	58,298
HKBN Ltd.	167,500	66,837
Security Description	Shares	Value
Hong Kong — (Continued)
HKR International Ltd. (a)	343,680	$50,139
Hon Kwok Land Investment Co. Ltd.	140,000	22,331
Hong Kong Ferry Holdings Co. Ltd.	39,000	21,462
Hong Kong Technology Venture Co. Ltd. (a)	52,296	11,293
Hongkong & Shanghai Hotels Ltd.	95,902	70,503
Hongkong Chinese Ltd.	510,000	15,978
Hsin Chong Group Holdings Ltd. (a) (b) (c)	918,000	0
Hung Hing Printing Group Ltd.	252,000	33,055
Hutchison Port Holdings Trust	1,123,200	169,644
Hutchison Telecommunications Hong Kong Holdings Ltd.	366,000	46,008
Hysan Development Co. Ltd.	139,000	240,581
International Housewares Retail Co. Ltd.	105,000	15,841
IPE Group Ltd. (a)	285,000	18,331
ITC Properties Group Ltd. (a)	182,746	7,240
Jacobson Pharma Corp. Ltd.	90,000	7,177
Johnson Electric Holdings Ltd.	90,191	132,724
K Wah International Holdings Ltd.	172,000	42,947
Kader Holdings Co. Ltd. (a)	104,000	4,013
Karrie International Holdings Ltd.	140,000	13,865
Keck Seng Investments Hong Kong Ltd.	72,000	20,819
Kerry Properties Ltd.	127,000	270,474
Kingmaker Footwear Holdings Ltd.	102,000	9,578
Kowloon Development Co. Ltd.	137,655	68,843
Lai Sun Development Co. Ltd. (a)	111,919	9,265
Lai Sun Garment International Ltd. (a)	194,634	14,021
Lam Soon Hong Kong Ltd.	15,000	16,170
Langham Hospitality Investments & Langham Hospitality Investments Ltd. (a)	207,000	14,377
Lerthai Group Ltd. (a) (b) (c)	18,000	0
Lippo Ltd. (a)	122,000	14,438
Liu Chong Hing Investment Ltd.	78,000	42,964
Luk Fook Holdings International Ltd.	81,000	174,151
Magnificent Hotel Investment Ltd. (a)	1,310,000	12,639
Man Wah Holdings Ltd.	240,800	195,608
Mandarin Oriental International Ltd.	67,000	113,916
Matrix Holdings Ltd.	36,000	2,732
MH Development NPV (a) (b) (c)	124,000	0
Midland Holdings Ltd. (a)	178,010	19,682
Miramar Hotel & Investment	51,000	62,302
Modern Dental Group Ltd.	79,000	42,097
Nameson Holdings Ltd.	130,000	12,167
National Electronics Holdings	182,600	10,570
New World Development Co. Ltd. (d)	167,000	207,566
NewOcean Energy Holdings Ltd. (a) (b) (c)	398,000	0
Nissin Foods Co. Ltd.	47,000	27,372
NWS Holdings Ltd.	279,000	285,366
Oriental Watch Holdings	96,484	44,219
Oshidori International Holdings Ltd. (a)	1,068,000	17,722
Pacific Andes International Holdings Ltd. (a) (b) (c)	1,819,984	0
Pacific Basin Shipping Ltd.	1,125,000	352,857
Pacific Textiles Holdings Ltd.	266,000	56,230
Paliburg Holdings Ltd. (a)	208,000	18,167
Paradise Entertainment Ltd.	48,000	5,263
PAX Global Technology Ltd.	20,000	13,381
PC Partner Group Ltd.	54,000	29,458
PCCW Ltd.	576,582	316,333
BHFTII-85

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
Perfect Medical Health Management Ltd.	108,000	$36,279
Pico Far East Holdings Ltd.	252,000	59,681
Playmates Holdings Ltd.	460,000	33,137
PT International Development Co. Ltd. (a)	279,000	1,436
Public Financial Holdings Ltd. (a)	166,000	38,067
Realord Group Holdings Ltd. (a) (d)	20,000	13,637
Regal Hotels International Holdings Ltd. (a)	126,000	45,241
Regina Miracle International Holdings Ltd.	71,000	20,365
SAS Dragon Holdings Ltd.	140,000	77,079
SEA Holdings Ltd.	63,896	12,493
Shun Ho Property Investments Ltd. (a)	21,615	2,002
Shun Tak Holdings Ltd. (a)	379,500	38,556
Singamas Container Holdings Ltd.	506,000	45,619
SmarTone Telecommunications Holdings Ltd.	107,888	57,461
Soundwill Holdings Ltd.	41,500	30,176
South China Holdings Co. Ltd. (a)	1,240,000	7,337
Stella International Holdings Ltd.	141,000	266,237
Sun Hung Kai & Co. Ltd.	153,440	53,733
SUNeVision Holdings Ltd.	176,000	86,121
TAI Cheung Holdings Ltd.	192,000	76,574
Tan Chong International Ltd.	63,000	10,454
Tao Heung Holdings Ltd.	204,000	13,366
Television Broadcasts Ltd. (a)	97,700	43,837
Texwinca Holdings Ltd.	236,000	29,863
Tradelink Electronic Commerce Ltd.	256,000	29,964
Transport International Holdings Ltd.	65,760	71,511
United Laboratories International Holdings Ltd.	229,000	294,198
Up Energy Development Group Ltd. (a) (b) (c)	92,000	0
Upbest Group Ltd.	16,000	1,667
Value Partners Group Ltd. (d)	215,000	52,539
Valuetronics Holdings Ltd.	89,790	44,748
Vedan International Holdings Ltd.	296,000	18,277
Vitasoy International Holdings Ltd. (d)	162,000	115,180
VPower Group International Holdings Ltd. (a)	53,251	1,815
VTech Holdings Ltd.	42,200	294,831
Wai Kee Holdings Ltd. (a)	54,000	5,349
Wang On Group Ltd. (a)	2,200,000	7,078
Wealthink AI-Innovation Capital Ltd. (a)	284,000	3,533
Wing On Co. International Ltd.	46,000	73,156
Wing Tai Properties Ltd.	176,000	42,563
Yue Yuen Industrial Holdings Ltd.	164,000	311,761
Yunfeng Financial Group Ltd. (a)	34,000	4,968
Zhaobangji Lifestyle Holdings Ltd. (a)	184,000	3,708
		8,412,954
Indonesia — 0.2%
First Pacific Co. Ltd.	542,000	298,467
First Resources Ltd.	97,300	111,257
Gallant Venture Ltd. (a)	257,900	14,247
Golden Agri-Resources Ltd.	1,125,500	245,104
Nickel Industries Ltd.	203,875	129,797
		798,872
Iraq — 0.0%
Genel Energy PLC (a)	25,050	23,193
Security Description	Shares	Value
Iraq — (Continued)
Gulf Keystone Petroleum Ltd.	64,377	$98,898
		122,091
Ireland — 0.4%
C&C Group PLC	120,783	262,910
Cairn Homes PLC	121,707	266,465
COSMO Pharmaceuticals NV	1,257	111,596
Dalata Hotel Group PLC	23,703	108,426
FBD Holdings PLC	9,980	137,808
Glanbia PLC	36,185	637,297
Glenveagh Properties PLC (a)	61,605	106,455
Greencore Group PLC (a)	159,206	392,419
Hostelworld Group PLC (a)	8,529	15,623
Irish Continental Group PLC	22,005	134,692
Permanent TSB Group Holdings PLC (a)	15,086	29,379
		2,203,070
Isle of Man — 0.0%
Strix Group PLC	40,073	36,611
Israel — 1.1%
Adgar Investment & Development Ltd. (a)	11,788	14,241
Afcon Holdings Ltd. (a)	771	19,115
AFI Properties Ltd. (a)	3,584	165,851
Africa Israel Residences Ltd.	880	57,316
Alarum Technologies Ltd. (a)	4,900	5,221
Allot Ltd. (a)	10,216	30,005
Alrov Properties & Lodgings Ltd. (a)	1,801	63,865
Arad Ltd.	2,224	28,942
Ashdod Refinery Ltd.	2,185	32,841
AudioCodes Ltd.	1	6
AudioCodes Ltd. (d)	5,681	55,276
Aura Investments Ltd.	10,917	51,070
Avgol Industries 1953 Ltd. (a)	27,883	9,458
Azorim-Investment Development & Construction Co. Ltd. (a)	23,193	109,015
Bet Shemesh Engines Holdings 1997 Ltd. (a)	2,139	143,310
Blue Square Real Estate Ltd.	1,325	103,634
Brainsway Ltd. (a)	2,880	13,161
Carasso Motors Ltd.	5,984	31,972
Cellcom Israel Ltd. (a)	24,928	111,968
Ceragon Networks Ltd. (a)	14,799	40,549
Clal Insurance Enterprises Holdings Ltd. (a)	6,218	105,675
Compugen Ltd. (a)	1,588	2,896
Danel Adir Yeoshua Ltd.	1,759	161,074
Delek Automotive Systems Ltd.	4,372	25,152
Delta Galil Ltd.	1,156	52,307
Dor Alon Energy in Israel 1988 Ltd. (a)	1,540	31,187
Doral Group Renewable Energy Resources Ltd. (a)	8,985	35,594
Electra Consumer Products 1970 Ltd. (a)	1,793	35,054
Electra Real Estate Ltd.	6,750	77,810
Energean PLC	27,001	324,813
Equital Ltd. (a)	2,956	99,503
FMS Enterprises Migun Ltd.	1,295	42,558
Formula Systems 1985 Ltd.	1,460	116,841
Fox Wizel Ltd.	1,176	88,941
Gilat Satellite Networks Ltd. (a)	9,844	51,580
BHFTII-86

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Israel — (Continued)
Globrands Ltd.	93	$10,108
IDI Insurance Co. Ltd.	2,662	85,631
IES Holdings Ltd. (a)	569	30,714
Ilex Medical Ltd.	959	16,412
Inrom Construction Industries Ltd.	22,474	76,895
Isracard Ltd.	22,812	84,266
Israel Land Development Co. Ltd. (a)	3,950	34,329
Isras Investment Co. Ltd.	541	107,437
Issta Ltd. (a)	1,175	24,298
Kamada Ltd. (a)	7,951	42,576
Kardan Real Estate Enterprise & Development Ltd.	9,389	11,688
Kerur Holdings Ltd.	2,088	37,526
Klil Industries Ltd. (a)	315	16,643
Kvutzat Acro Ltd.	1,178	14,246
Lahav L.R. Real Estate Ltd.	7,734	7,993
Levinstein Properties Ltd.	1,208	18,489
M Yochananof & Sons Ltd.	586	35,243
Magic Software Enterprises Ltd.	5,909	70,389
Malam - Team Ltd. (a)	2,688	40,812
Max Stock Ltd.	4,536	12,743
Maytronics Ltd.	2,582	5,803
Mediterranean Towers Ltd.	28,011	57,895
Mega Or Holdings Ltd.	4,941	126,538
Meitav Investment House Ltd.	10,041	52,491
Migdal Insurance & Financial Holdings Ltd.	36,430	49,730
Mivtach Shamir Holdings Ltd.	1,966	88,210
Mizrahi Tefahot Bank Ltd.	1	36
Nawi Group Ltd.	4,888	37,870
Neto Malinda Trading Ltd. (a)	783	13,869
Neto ME Holdings Ltd. (a)	788	15,047
Next Vision Stabilized Systems Ltd.	6,178	65,515
Nexxen International Ltd. (ADR) (a)	7,429	59,729
Novolog Ltd.	43,939	17,629
Oil Refineries Ltd.	418,554	107,957
One Software Technologies Ltd.	9,000	121,554
Partner Communications Co. Ltd. (a)	33,663	145,030
Paz Oil Co. Ltd.	1,384	145,605
Perion Network Ltd. (a)	4,002	31,856
Plasson Industries Ltd.	1,078	40,519
Plus500 Ltd.	25,321	848,075
Prashkovsky Investments & Construction Ltd.	569	13,845
Priortech Ltd. (a)	2,244	95,182
Qualitau Ltd.	337	16,159
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,198	122,750
Retailors Ltd.	1,447	25,654
Sano-Brunos Enterprises Ltd.	46	3,780
Scope Metals Group Ltd. (a)	1,844	53,177
Shikun & Binui Soltec Renewable Energy (a)	15,758	9,307
Summit Real Estate Holdings Ltd.	8,001	119,787
Suny Cellular Communication Ltd.	16,495	4,509
Tadiran Group Ltd.	855	45,904
Tamar Petroleum Ltd.	1,968	10,438
Tel Aviv Stock Exchange Ltd.	12,781	120,910
Telsys Ltd.	402	19,338
Victory Supermarket Chain Ltd.	589	8,027
		5,815,964
Security Description	Shares	Value
Italy — 3.9%
A2A SpA	437,754	$1,011,634
Abitare In SpA	2,488	11,509
ACEA SpA (d)	10,339	202,405
Aeffe SpA (a) (d)	11,359	9,437
Amplifon SpA	13,545	389,378
Anima Holding SpA	57,220	347,466
Aquafil SpA (a) (d)	3,537	7,804
Ariston Holding NV	3,301	16,137
Arnoldo Mondadori Editore SpA	30,273	82,064
Ascopiave SpA	19,908	63,958
Avio SpA (d)	6,077	83,242
Azimut Holding SpA	28,530	736,973
Banca Generali SpA	14,484	649,542
Banca IFIS SpA	7,714	188,234
Banca Mediolanum SpA	17,645	222,766
Banca Monte dei Paschi di Siena SpA	199,387	1,153,628
Banca Popolare di Sondrio SpA	137,290	1,052,247
Banca Profilo SpA (d)	117,883	26,389
Banca Sistema SpA	13,168	21,359
Banco di Desio e della Brianza SpA	20,306	124,966
BFF Bank SpA	20,564	225,560
BPER Banca SpA	248,252	1,398,975
Brembo NV (d)	35,796	392,410
Brunello Cucinelli SpA	8,242	888,939
Buzzi SpA	25,101	1,001,212
Cairo Communication SpA	19,722	47,286
Carel Industries SpA (d)	7,731	169,309
Cembre SpA	248	10,374
CIR SpA-Compagnie Industriali (a)	191,168	121,970
Credito Emiliano SpA	21,036	238,112
d'Amico International Shipping SA	11,515	73,360
Danieli & C Officine Meccaniche SpA (d)	3,431	106,882
Digital Value SpA	170	9,882
doValue SpA (a) (d)	1,540	10,281
Elica SpA	11,044	21,521
Emak SpA	23,063	25,175
Enav SpA	38,399	170,468
ERG SpA	916	25,120
Esprinet SpA (a)	9,278	61,794
Eurotech SpA (a) (d)	10,078	11,527
Fila SpA	5,412	56,575
FNM SpA	55,327	26,881
Garofalo Health Care SpA (a)	4,060	24,357
Geox SpA (a) (d)	34,378	22,493
Hera SpA	200,555	800,438
IMMSI SpA	51,196	32,334
Intercos SpA	1,314	23,161
Interpump Group SpA	815	38,066
Iren SpA	173,436	393,001
Italgas SpA	120,290	727,286
Italian Sea Group SpA (d)	961	9,146
Italmobiliare SpA (d)	4,207	133,062
Iveco Group NV	40,291	405,056
LU-VE SpA	1,991	59,002
Maire SpA	47,563	393,414
MFE-MediaForEurope NV - Class A (d)	36,806	127,223
BHFTII-87

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Italy — (Continued)
MFE-MediaForEurope NV - Class B (d)	15,815	$76,727
Moltiply Group SpA	4,757	175,991
Newlat Food SpA (a)	1,806	23,290
Nexi SpA (a)	8,255	56,080
Orsero SpA	814	11,512
OVS SpA	54,328	175,273
Pharmanutra SpA	826	53,641
Piaggio & C SpA (d)	43,925	128,818
Pirelli & C SpA	71,853	436,440
RAI Way SpA	24,727	146,793
Reply SpA	5,783	871,621
Rizzoli Corriere Della Sera Mediagroup SpA	39,016	33,958
Sabaf SpA	3,059	60,102
Safilo Group SpA (a)	12,212	14,953
Saipem SpA (a)	159,987	352,803
Salcef Group SpA	1,007	28,866
Salvatore Ferragamo SpA (d)	10,353	80,055
Sanlorenzo SpA	1,090	44,347
Sesa SpA	2,065	211,893
Sogefi SpA (d)	24,822	55,157
SOL SpA (d)	8,590	341,677
Spaxs SpA (a) (d)	12,140	63,522
Tamburi Investment Partners SpA	24,878	254,746
Technogym SpA	31,905	333,384
Telecom Italia SpA (a) (d)	1,819,770	506,048
TXT e-solutions SpA	388	11,804
Uni Land SpA (a) (b) (c)	4,937	0
Unieuro SpA	3,192	41,292
Unipol Gruppo SpA	98,029	1,166,470
Webuild SpA	70,140	198,465
Wiit SpA	357	8,885
Zignago Vetro SpA (d)	6,769	82,706
		20,730,109
Japan — 23.2%
&Do Holdings Co. Ltd.	1,400	10,206
77 Bank Ltd.	13,300	363,875
A&D HOLON Holdings Co. Ltd.	6,000	88,642
Achilles Corp.	3,700	38,316
Adastria Co. Ltd.	6,340	147,088
ADEKA Corp.	20,000	407,685
Ad-sol Nissin Corp.	1,900	23,011
Adtec Plasma Technology Co. Ltd.	600	8,604
Advan Group Co. Ltd.	5,200	32,597
Advanced Media, Inc.	1,200	9,278
Adventure, Inc.	600	19,360
Aeon Delight Co. Ltd.	5,100	144,148
Aeon Fantasy Co. Ltd. (d)	2,400	37,994
AEON Financial Service Co. Ltd.	12,700	111,550
Aeon Hokkaido Corp.	4,800	30,783
Aeon Kyushu Co. Ltd.	600	12,249
Aeria, Inc.	2,200	3,914
AFC-HD AMS Life Science Co. Ltd.	1,900	10,873
Agro-Kanesho Co. Ltd.	1,000	8,916
Ahresty Corp.	5,200	20,780
Ai Holdings Corp.	9,200	152,853
Security Description	Shares	Value
Japan — (Continued)
Aica Kogyo Co. Ltd.	13,000	$307,877
Aichi Corp.	9,000	73,820
Aichi Financial Group, Inc. (d)	714	11,748
Aichi Steel Corp.	2,700	74,018
Aichi Tokei Denki Co. Ltd.	2,200	30,974
Aida Engineering Ltd.	11,500	61,572
Aiful Corp.	51,900	116,779
Ain Holdings, Inc.	5,700	215,956
Ainavo Holdings Co. Ltd.	2,200	9,510
Aiphone Co. Ltd.	3,000	58,963
Airport Facilities Co. Ltd.	7,500	29,897
Airtrip Corp. (d)	2,500	21,282
Aisan Industry Co. Ltd.	8,700	84,803
AIT Corp.	1,600	19,047
Ajis Co. Ltd.	500	8,556
Akatsuki Corp.	8,100	24,867
Akatsuki, Inc.	2,100	29,858
Akebono Brake Industry Co. Ltd. (a)	17,400	15,510
Akita Bank Ltd. (d)	4,100	62,141
Albis Co. Ltd.	1,600	30,611
Alconix Corp.	6,400	60,871
Alinco, Inc.	4,600	31,416
Alleanza Holdings Co. Ltd.	1,400	10,721
Alpen Co. Ltd.	4,800	71,258
Alpha Corp.	2,200	18,121
AlphaPolis Co. Ltd. (a)	400	6,416
Alps Alpine Co. Ltd. (d)	39,000	420,570
Alps Logistics Co. Ltd.	2,400	96,354
Altech Corp.	4,520	87,663
Amano Corp.	14,400	432,980
Amiyaki Tei Co. Ltd.	3,300	43,665
Amuse, Inc.	2,800	27,299
Amvis Holdings, Inc. (d)	5,200	69,700
Anabuki Kosan, Inc.	800	11,305
Anest Iwata Corp. (d)	9,000	83,959
AnGes, Inc. (a) (d)	13,200	5,832
Anicom Holdings, Inc.	15,600	73,901
Anritsu Corp.	16,500	125,234
AOI Electronics Co. Ltd.	1,100	20,234
AOKI Holdings, Inc.	9,300	77,313
Aoyama Trading Co. Ltd. (d)	10,400	97,876
Aoyama Zaisan Networks Co. Ltd.	2,800	26,863
Arakawa Chemical Industries Ltd.	4,600	39,199
Arata Corp. (d)	7,600	192,535
ARCLANDS Corp. (d)	9,680	118,120
Arcs Co. Ltd.	10,864	193,713
ARE Holdings, Inc. (d)	18,800	238,095
Arealink Co. Ltd.	6,200	73,428
Argo Graphics, Inc.	4,800	176,745
Arisawa Manufacturing Co. Ltd. (d)	9,400	93,348
Artience Co. Ltd.	8,900	241,130
Artnature, Inc.	5,000	28,472
As One Corp.	13,400	270,892
Asahi Broadcasting Group Holdings Corp.	2,400	10,681
Asahi Co. Ltd.	4,500	53,997
Asahi Diamond Industrial Co. Ltd.	11,800	70,850
BHFTII-88

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Asahi Intelligence Service Co. Ltd.	200	$1,140
Asahi Kogyosha Co. Ltd.	4,800	43,818
Asahi Net, Inc.	5,000	22,186
Asahi Printing Co. Ltd.	400	2,530
Asahi Yukizai Corp. (d)	3,900	111,019
Asahipen Corp.	400	4,829
Asanuma Corp. (d)	19,500	92,883
Asax Co. Ltd.	3,200	16,215
Ashimori Industry Co. Ltd.	1,600	25,405
Asia Pile Holdings Corp.	3,800	21,986
ASKA Pharmaceutical Holdings Co. Ltd.	5,300	81,973
ASKUL Corp.	9,200	138,708
Astena Holdings Co. Ltd.	9,000	32,152
Atsugi Co. Ltd. (a)	6,100	32,490
Aucnet, Inc. (d)	2,700	45,794
Autobacs Seven Co. Ltd. (d)	16,300	168,133
Avant Group Corp.	5,800	91,033
Avantia Co. Ltd. (d)	3,000	16,206
Avex, Inc.	7,600	78,141
Awa Bank Ltd. (d)	8,800	150,552
Axial Retailing, Inc.	17,600	115,339
Axyz Co. Ltd.	500	9,779
AZ-COM MARUWA Holdings, Inc.	7,400	59,293
Bando Chemical Industries Ltd.	7,500	92,606
Bank of Iwate Ltd. (d)	3,700	58,586
Bank of Kochi Ltd.	1,600	8,802
Bank of Nagoya Ltd. (d)	2,500	108,380
Bank of Saga Ltd. (d)	2,600	37,941
Bank of the Ryukyus Ltd.	9,200	63,793
Base Co. Ltd.	600	13,055
Beauty Garage, Inc.	1,600	17,909
Belc Co. Ltd.	2,800	125,360
Bell System24 Holdings, Inc.	8,200	85,916
Belluna Co. Ltd. (d)	14,700	74,181
Bic Camera, Inc. (d)	18,000	198,713
BML, Inc.	5,300	97,957
Bookoff Group Holdings Ltd. (d)	3,500	33,246
Bourbon Corp.	2,100	34,838
Br Holdings Corp. (d)	7,400	18,046
BrainPad, Inc.	3,300	19,441
BRONCO BILLY Co. Ltd.	500	13,103
Bull-Dog Sauce Co. Ltd. (d)	1,200	14,419
Bunka Shutter Co. Ltd.	13,200	166,375
Business Brain Showa-Ota, Inc.	2,600	32,841
Business Engineering Corp.	800	23,599
BuySell Technologies Co. Ltd.	400	16,314
C Uyemura & Co. Ltd.	2,500	199,890
CAC Holdings Corp.	3,500	43,226
Canare Electric Co. Ltd.	800	8,083
Canon Electronics, Inc.	5,000	80,015
Careerlink Co. Ltd.	1,000	16,980
Carenet, Inc.	3,600	15,803
Carlit Co. Ltd.	5,500	45,492
Casa, Inc.	1,000	5,816
Casio Computer Co. Ltd.	3,800	31,492
Cawachi Ltd.	3,300	62,071
Security Description	Shares	Value
Japan — (Continued)
CDS Co. Ltd.	700	$8,858
CellSource Co. Ltd. (d)	600	5,234
Celsys, Inc.	6,900	57,244
Central Automotive Products Ltd. (d)	3,000	98,855
Central Glass Co. Ltd.	5,100	121,126
Central Security Patrols Co. Ltd.	2,300	45,644
Central Sports Co. Ltd. (d)	2,400	40,533
Ceres, Inc.	1,600	16,043
Change Holdings, Inc. (d)	5,500	53,613
Charm Care Corp. KK	3,800	36,421
Chiba Kogyo Bank Ltd.	9,300	67,534
Chino Corp.	2,700	43,131
Chiyoda Co. Ltd.	5,800	39,730
Chiyoda Corp. (a) (d)	7,900	16,333
Chiyoda Integre Co. Ltd.	2,500	58,890
Chofu Seisakusho Co. Ltd.	5,100	69,931
Chori Co. Ltd.	3,000	78,695
Chubu Shiryo Co. Ltd.	6,800	70,118
Chudenko Corp. (d)	6,600	154,609
Chuetsu Pulp & Paper Co. Ltd.	1,900	16,874
Chugai Ro Co. Ltd.	1,400	25,559
Chugin Financial Group, Inc. (d)	32,800	327,577
Chugoku Marine Paints Ltd. (d)	9,800	139,692
Chuo Gyorui Co. Ltd.	200	4,233
Chuo Spring Co. Ltd.	4,300	35,023
Citizen Watch Co. Ltd. (d)	45,800	291,365
CKD Corp.	9,700	200,677
Cleanup Corp.	7,300	35,619
CMK Corp.	12,600	35,851
COLOPL, Inc.	7,200	26,658
Colowide Co. Ltd. (d)	19,300	232,658
Como Co. Ltd.	400	7,924
Computer Engineering & Consulting Ltd.	1,500	19,584
Computer Institute of Japan Ltd.	12,240	35,604
Comture Corp.	5,900	71,789
Core Corp.	2,500	33,127
Corona Corp.	4,400	28,685
Cosel Co. Ltd.	6,800	55,672
Cosmos Initia Co. Ltd.	3,500	18,492
Cota Co. Ltd.	6,020	69,145
CRE, Inc.	2,100	19,236
Create Medic Co. Ltd.	1,800	12,025
Create Restaurants Holdings, Inc. (d)	29,400	230,818
Create SD Holdings Co. Ltd.	5,600	125,123
Creek & River Co. Ltd.	2,700	27,565
Cresco Ltd.	8,000	76,150
Cross Cat Co. Ltd.	1,400	11,752
CTI Engineering Co. Ltd.	2,900	91,600
CTS Co. Ltd.	7,700	44,439
Cube System, Inc. (d)	2,500	17,197
Curves Holdings Co. Ltd.	13,000	68,489
Cybozu, Inc.	5,300	72,463
Dai Nippon Toryo Co. Ltd.	6,000	45,674
Dai-Dan Co. Ltd. (d)	2,800	57,563
Daido Kogyo Co. Ltd.	2,000	11,798
Daido Metal Co. Ltd.	10,600	35,761
BHFTII-89

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Daido Steel Co. Ltd.	23,900	$234,834
Daihatsu Diesel Manufacturing Co. Ltd.	4,300	42,142
Daiho Corp.	1,900	45,965
Daiichi Jitsugyo Co. Ltd. (d)	5,200	83,854
Daiichi Kigenso Kagaku-Kogyo Co. Ltd. (d)	5,000	28,746
Daiichikosho Co. Ltd. (d)	8,100	98,406
Daiken Medical Co. Ltd.	4,400	16,039
Daiki Aluminium Industry Co. Ltd.	7,000	52,666
Daiki Axis Co. Ltd.	1,300	6,726
Daiko Denshi Tsushin Ltd.	1,300	6,904
Daikoku Denki Co. Ltd. (d)	1,800	41,869
Daikokutenbussan Co. Ltd.	1,300	106,161
Daikyonishikawa Corp.	11,600	51,739
Dainichi Co. Ltd.	4,100	18,036
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,300	69,256
Daio Paper Corp. (d)	16,200	102,363
Daiseki Co. Ltd. (d)	10,939	285,900
Daishi Hokuetsu Financial Group, Inc. (d)	18,400	302,499
Daishinku Corp.	7,400	30,655
Daisue Construction Co. Ltd.	2,300	25,758
Daito Bank Ltd.	1,400	6,833
Daito Pharmaceutical Co. Ltd.	4,356	68,322
Daitron Co. Ltd.	2,400	47,269
Daiwa Industries Ltd.	7,700	78,944
Daiwabo Holdings Co. Ltd.	21,400	405,971
DCM Holdings Co. Ltd.	25,300	278,562
Dear Life Co. Ltd.	7,500	43,061
Delica Foods Holdings Co. Ltd.	600	2,266
DeNA Co. Ltd.	16,800	209,055
Denka Co. Ltd. (d)	13,100	205,906
Densan System Holdings Co. Ltd.	1,700	31,521
Dentsu Soken, Inc.	900	34,778
Denyo Co. Ltd.	4,100	73,634
DIC Corp.	14,500	328,330
Digital Arts, Inc. (d)	2,900	99,926
Digital Hearts Holdings Co. Ltd.	2,600	15,344
Digital Holdings, Inc.	2,100	13,672
Digital Information Technologies Corp.	2,100	28,935
Dip Corp.	9,500	188,227
DKK Co. Ltd.	2,600	35,000
DKS Co. Ltd.	2,800	63,047
DMW Corp.	700	18,568
Doshisha Co. Ltd.	6,600	98,969
Double Standard, Inc.	1,400	15,196
Doutor Nichires Holdings Co. Ltd.	7,600	121,566
Dowa Holdings Co. Ltd.	6,400	234,961
Drecom Co. Ltd. (a) (d)	2,700	11,720
DTS Corp.	10,700	302,353
Duskin Co. Ltd. (d)	7,800	209,893
DyDo Group Holdings, Inc. (d)	5,400	113,876
Eagle Industry Co. Ltd. (d)	6,200	88,612
EAT&HOLDINGS Co. Ltd.	1,400	20,051
Ebara Foods Industry, Inc.	700	13,654
Ebara Jitsugyo Co. Ltd.	3,000	85,202
Ebase Co. Ltd.	4,800	20,670
Eco's Co. Ltd. (d)	2,100	31,060
Security Description	Shares	Value
Japan — (Continued)
EDION Corp. (d)	16,800	$215,209
EF-ON, Inc.	6,100	16,115
eGuarantee, Inc.	8,200	81,252
E-Guardian, Inc. (d)	1,000	12,266
Ehime Bank Ltd.	7,600	55,372
Eidai Co. Ltd.	10,000	15,691
Eiken Chemical Co. Ltd. (d)	2,900	47,037
Eizo Corp. (d)	8,200	124,529
Elan Corp. (d)	8,200	57,134
Elecom Co. Ltd.	11,700	118,424
Elematec Corp.	4,700	56,680
EM Systems Co. Ltd.	3,500	12,372
en Japan, Inc.	8,300	140,843
Endo Lighting Corp.	2,600	24,129
Enplas Corp.	1,400	63,631
Entrust, Inc.	1,500	7,822
eRex Co. Ltd. (a) (d)	8,000	40,299
ES-Con Japan Ltd.	6,700	48,262
Eslead Corp.	2,000	66,473
ESPEC Corp. (d)	5,000	89,635
Exedy Corp.	7,700	171,691
EXEO Group, Inc.	31,400	340,623
Ezaki Glico Co. Ltd.	12,600	384,880
F&M Co. Ltd.	1,600	17,785
FALCO HOLDINGS Co. Ltd.	2,300	37,782
FCC Co. Ltd.	9,200	152,850
FDK Corp. (a)	3,600	15,162
Feed One Co. Ltd.	6,376	39,485
Ferrotec Holdings Corp. (d)	11,700	189,455
Fibergate, Inc. (d)	1,800	12,825
FIDEA Holdings Co. Ltd. (d)	5,050	50,102
Financial Partners Group Co. Ltd.	8,200	127,500
FINDEX, Inc.	3,900	23,277
First Bank of Toyama Ltd. (d)	10,700	79,492
First Brothers Co. Ltd.	900	7,121
First Juken Co. Ltd.	1,600	12,476
First-Corp., Inc.	1,600	8,871
Fixstars Corp.	4,100	45,918
FJ Next Holdings Co. Ltd.	3,800	32,188
Focus Systems Corp.	2,900	22,586
Food & Life Cos. Ltd. (d)	18,100	363,629
Forval Corp. (d)	1,900	18,499
Foster Electric Co. Ltd.	5,600	71,062
FP Corp.	3,600	71,740
France Bed Holdings Co. Ltd. (d)	7,900	67,069
FreakOut Holdings, Inc. (a)	800	3,869
Freebit Co. Ltd.	2,100	17,213
Freund Corp.	2,400	12,311
F-Tech, Inc. (d)	3,200	11,480
FTGroup Co. Ltd.	1,500	11,403
Fudo Tetra Corp.	4,130	65,965
Fuji Corp.	18,800	295,590
Fuji Corp. Ltd.	8,600	43,072
Fuji Kyuko Co. Ltd.	5,300	102,165
Fuji Oil Co. Ltd.	16,800	41,455
Fuji Oil Holdings, Inc.	10,600	233,992
BHFTII-90

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Fuji Pharma Co. Ltd.	4,600	$40,920
Fuji Seal International, Inc.	11,100	195,741
Fujibo Holdings, Inc.	2,800	88,859
Fujicco Co. Ltd.	5,700	68,188
Fujikura Composites, Inc.	3,700	30,608
Fujikura Kasei Co. Ltd.	9,500	30,889
Fujimi, Inc.	9,900	164,093
Fujimori Kogyo Co. Ltd. (d)	4,400	135,174
Fujisash Co. Ltd.	2,450	11,219
Fujishoji Co. Ltd.	1,300	11,518
Fujita Kanko, Inc. (a)	400	27,146
Fujitsu General Ltd.	4,000	58,904
Fujiya Co. Ltd.	3,300	63,710
FuKoKu Co. Ltd.	4,000	49,352
Fukuda Corp.	1,700	63,824
Fukuda Denshi Co. Ltd.	4,200	225,090
Fukui Bank Ltd. (d)	5,400	69,227
Fukui Computer Holdings, Inc.	2,700	50,691
Fukushima Bank Ltd. (d)	11,200	18,996
Fukushima Galilei Co. Ltd.	3,800	144,727
Fukuyama Transporting Co. Ltd. (d)	3,200	84,742
FULLCAST Holdings Co. Ltd.	5,400	60,559
Funai Soken Holdings, Inc.	10,370	174,771
Furukawa Battery Co. Ltd.	1,800	17,247
Furukawa Co. Ltd.	6,400	72,147
Furukawa Electric Co. Ltd. (d)	16,000	404,345
Furuno Electric Co. Ltd.	6,900	78,322
Furuya Metal Co. Ltd.	3,300	92,661
Furyu Corp.	4,300	31,716
Fuso Chemical Co. Ltd. (d)	4,600	127,880
Fuso Pharmaceutical Industries Ltd.	2,600	40,726
Futaba Corp.	10,200	35,492
Futaba Industrial Co. Ltd.	13,900	67,037
Future Corp.	11,200	142,226
Fuyo General Lease Co. Ltd. (d)	800	61,458
G-7 Holdings, Inc.	5,800	67,542
Gakken Holdings Co. Ltd.	6,400	45,034
Gakkyusha Co. Ltd.	2,800	37,868
Gecoss Corp.	4,600	28,548
Genki Global Dining Concepts Corp. (d)	3,200	99,179
Genky DrugStores Co. Ltd.	4,800	125,385
Geo Holdings Corp.	6,000	64,541
Gift Holdings, Inc.	1,600	31,647
giftee, Inc. (a) (d)	2,800	20,917
GL Sciences, Inc. (a) (b) (c) (d)	1,300	24,955
GLOBERIDE, Inc.	5,200	67,002
Glory Ltd. (d)	10,000	178,604
GMO Financial Gate, Inc. (d)	400	19,979
GMO Financial Holdings, Inc. (d)	8,000	35,253
GMO GlobalSign Holdings KK	1,000	20,152
GMO internet group, Inc.	7,300	127,856
Godo Steel Ltd. (d)	2,300	66,280
Goldcrest Co. Ltd.	3,830	86,624
Golf Digest Online, Inc. (a)	900	3,092
Grandy House Corp.	3,600	13,975
Gree, Inc.	3,500	11,427
Security Description	Shares	Value
Japan — (Continued)
gremz, Inc.	900	$17,782
GS Yuasa Corp.	15,900	316,980
GSI Creos Corp. (d)	2,800	39,042
G-Tekt Corp.	6,500	71,301
Gun-Ei Chemical Industry Co. Ltd.	1,800	33,951
GungHo Online Entertainment, Inc.	10,500	225,662
Gunma Bank Ltd.	4,000	24,549
Gunze Ltd.	3,700	145,221
H.U. Group Holdings, Inc. (d)	14,400	266,766
H2O Retailing Corp. (d)	22,000	316,614
HABA Laboratories, Inc.	700	9,420
Hagihara Industries, Inc.	4,000	42,955
Hagiwara Electric Holdings Co. Ltd.	2,400	57,347
Hakudo Co. Ltd.	2,400	39,785
Halows Co. Ltd.	2,100	61,357
Hamakyorex Co. Ltd. (d)	18,400	160,255
Hamee Corp.	1,800	13,279
Handsman Co. Ltd.	800	4,536
Hanwa Co. Ltd. (d)	7,600	264,235
Happinet Corp. (d)	4,100	118,628
Hard Off Corp. Co. Ltd.	3,700	51,139
Harima Chemicals Group, Inc.	4,300	25,291
Harmonic Drive Systems, Inc.	1,200	29,634
Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,528
Hazama Ando Corp.	37,290	291,100
Heiwa Corp.	13,500	199,699
Heiwa Real Estate Co. Ltd.	5,700	162,209
Heiwado Co. Ltd.	7,500	125,008
Hennge KK (a)	600	4,868
Hibiya Engineering Ltd. (d)	4,500	107,009
Hiday Hidaka Corp.	500	9,383
HI-LEX Corp.	5,500	55,003
Himaraya Co. Ltd.	2,600	15,857
Hino Motors Ltd. (a) (d)	34,000	110,341
Hioki EE Corp. (d)	2,600	149,204
Hirakawa Hewtech Corp.	2,000	20,726
Hirano Tecseed Co. Ltd.	1,300	13,938
Hirata Corp.	1,000	34,005
Hirogin Holdings, Inc. (d)	38,500	297,856
Hirose Tusyo, Inc.	300	7,407
Hiroshima Electric Railway Co. Ltd.	1,500	7,423
Hiroshima Gas Co. Ltd.	7,000	18,726
Hisaka Works Ltd.	5,500	40,306
Hisamitsu Pharmaceutical Co., Inc.	300	8,075
Hitachi Zosen Corp.	41,300	285,777
Hito Communications Holdings, Inc.	1,700	10,228
Hochiki Corp. (d)	4,600	68,031
Hodogaya Chemical Co. Ltd.	1,800	57,426
Hogy Medical Co. Ltd. (d)	3,700	120,372
Hokkaido Electric Power Co., Inc. (d)	46,200	311,494
Hokkaido Gas Co. Ltd.	19,500	81,060
Hokkan Holdings Ltd.	3,300	39,583
Hokko Chemical Industry Co. Ltd.	4,800	44,228
Hokkoku Financial Holdings, Inc.	4,400	130,674
Hokuetsu Corp. (d)	27,800	304,164
Hokuetsu Industries Co. Ltd. (d)	5,900	76,905
BHFTII-91

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Hokuhoku Financial Group, Inc.	25,600	$279,692
Hokuriku Electric Industry Co. Ltd.	2,800	25,859
Hokuriku Electric Power Co. (d)	42,800	276,046
Hokuriku Electrical Construction Co. Ltd.	3,600	30,313
Hokuriku Gas Co. Ltd.	1,000	24,880
Hokuto Corp.	6,300	79,883
H-One Co. Ltd.	6,000	39,357
Honeys Holdings Co. Ltd. (d)	4,630	55,462
Honma Golf Ltd.	27,000	12,052
Hoosiers Holdings Co. Ltd.	8,000	58,105
Hoshi Iryo-Sanki Co. Ltd.	300	9,041
Hosiden Corp.	11,800	172,150
Hosokawa Micron Corp.	3,600	103,028
Hotland Co. Ltd.	3,200	52,821
House Foods Group, Inc.	2,400	50,906
Howa Machinery Ltd.	4,400	26,735
HS Holdings Co. Ltd.	5,000	34,835
Hyakugo Bank Ltd. (d)	49,600	188,895
Hyakujushi Bank Ltd.	5,800	100,272
IBJ, Inc.	4,900	24,763
Ichiken Co. Ltd.	1,800	31,225
Ichikoh Industries Ltd.	9,000	28,060
Ichimasa Kamaboko Co. Ltd.	1,100	5,735
Ichinen Holdings Co. Ltd.	5,200	66,641
Ichiyoshi Securities Co. Ltd.	10,100	47,516
Icom, Inc.	2,000	38,986
Idec Corp. (d)	7,500	133,981
IDOM, Inc.	17,200	129,102
Iino Kaiun Kaisha Ltd. (d)	16,900	148,232
I'll, Inc.	900	18,682
Imagica Group, Inc.	4,500	16,086
Imasen Electric Industrial	2,000	7,720
i-mobile Co. Ltd.	5,400	19,684
Imuraya Group Co. Ltd.	2,900	50,742
Inaba Denki Sangyo Co. Ltd.	13,000	347,574
Inaba Seisakusho Co. Ltd. (d)	3,200	38,735
Inabata & Co. Ltd.	10,400	241,682
Inageya Co. Ltd.	800	6,794
I-NE Co. Ltd.	800	10,117
Ines Corp.	5,100	58,077
I-Net Corp. (d)	3,520	38,019
Infomart Corp.	7,800	17,848
INFRONEER Holdings, Inc.	6,600	53,998
Innotech Corp.	3,900	38,298
Insource Co. Ltd.	11,200	80,006
Intage Holdings, Inc.	2,600	28,796
Integrated Design & Engineering Holdings Co. Ltd.	3,400	101,659
Intelligent Wave, Inc.	3,400	21,563
Inui Global Logistics Co. Ltd. (d)	3,000	24,100
I-PEX, Inc.	3,100	34,079
IR Japan Holdings Ltd.	2,000	12,288
Iriso Electronics Co. Ltd.	5,500	97,961
ISB Corp.	400	4,055
Ise Chemicals Corp. (d)	600	81,060
Iseki & Co. Ltd.	5,700	39,535
Ishihara Sangyo Kaisha Ltd.	7,600	80,164
Security Description	Shares	Value
Japan — (Continued)
Ishizuka Glass Co. Ltd.	500	$8,309
Itfor, Inc.	7,800	74,933
ITmedia, Inc.	1,500	16,994
Ito En Ltd.	6,100	144,902
Itochu Enex Co. Ltd.	13,300	144,476
Itochu-Shokuhin Co. Ltd.	1,600	80,074
Itoham Yonekyu Holdings, Inc.	5,900	158,737
Itoki Corp.	9,900	103,333
IwaiCosmo Holdings, Inc.	5,100	71,087
Iwaki Co. Ltd.	1,300	26,135
Iwatsuka Confectionery Co. Ltd.	2,000	35,709
Izumi Co. Ltd.	7,400	182,907
J Trust Co. Ltd.	16,800	48,826
JAC Recruitment Co. Ltd.	15,600	83,355
Jaccs Co. Ltd. (d)	5,300	141,902
JAFCO Group Co. Ltd. (d)	8,900	125,490
JANOME Corp.	7,099	40,931
Japan Aviation Electronics Industry Ltd. (d)	12,300	218,518
Japan Cash Machine Co. Ltd.	1,200	7,688
Japan Communications, Inc. (a)	35,600	40,516
Japan Elevator Service Holdings Co. Ltd.	17,300	375,854
Japan Foundation Engineering Co. Ltd.	7,900	37,844
Japan Investment Adviser Co. Ltd.	6,400	47,297
Japan Lifeline Co. Ltd.	15,500	132,426
Japan Material Co. Ltd.	15,600	202,455
Japan Medical Dynamic Marketing, Inc.	4,400	22,074
Japan Oil Transportation Co. Ltd.	700	13,791
Japan Petroleum Exploration Co. Ltd. (d)	26,500	192,737
Japan Property Management Center Co. Ltd.	4,100	33,182
Japan Pulp & Paper Co. Ltd.	27,000	126,730
Japan Pure Chemical Co. Ltd.	500	10,983
Japan Securities Finance Co. Ltd. (d)	20,400	272,840
Japan Steel Works Ltd. (d)	6,500	228,770
Japan Transcity Corp.	9,700	59,655
Japan Wool Textile Co. Ltd.	12,600	116,089
JBCC Holdings, Inc. (d)	3,800	113,158
JCU Corp.	5,700	138,788
Jeol Ltd.	9,700	377,697
JFE Systems, Inc.	700	14,121
JGC Holdings Corp.	20,900	182,971
JIG-SAW, Inc. (a)	900	30,190
JINS Holdings, Inc.	3,200	117,401
JINUSHI Co. Ltd.	3,500	51,310
JK Holdings Co. Ltd.	2,800	19,454
J-Lease Co. Ltd.	1,200	11,974
JM Holdings Co. Ltd.	3,200	71,615
JMS Co. Ltd.	6,400	22,153
Joban Kosan Co. Ltd. (a)	1,700	19,480
J-Oil Mills, Inc.	5,700	83,403
Joshin Denki Co. Ltd.	5,000	94,309
Joyful Honda Co. Ltd.	11,900	172,549
JP-Holdings, Inc.	17,900	90,628
JSB Co. Ltd.	2,000	39,352
JSP Corp.	3,900	52,783
JTEKT Corp.	3,500	24,984
Juki Corp.	7,200	20,144
BHFTII-92

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Juroku Financial Group, Inc. (d)	7,300	$201,245
Justsystems Corp.	8,000	199,717
JVCKenwood Corp.	40,000	374,869
K&O Energy Group, Inc.	2,800	62,547
Kadoya Sesame Mills, Inc.	800	20,459
Kaga Electronics Co. Ltd.	8,600	168,158
Kagome Co. Ltd.	6,400	143,260
Kaken Pharmaceutical Co. Ltd. (d)	5,200	138,610
Kakiyasu Honten Co. Ltd. (d)	2,500	46,370
Kamakura Shinsho Ltd.	3,700	13,813
Kameda Seika Co. Ltd. (d)	3,500	108,969
Kamei Corp. (d)	5,700	77,349
Kanaden Corp.	3,800	38,032
Kanagawa Chuo Kotsu Co. Ltd. (d)	1,900	43,754
Kanamic Network Co. Ltd.	900	3,355
Kanamoto Co. Ltd.	7,600	157,825
Kandenko Co. Ltd.	16,200	251,840
Kaneka Corp.	11,100	302,505
Kaneko Seeds Co. Ltd.	1,300	12,558
Kanematsu Corp.	20,400	345,086
Kanemi Co. Ltd.	100	2,190
Kanto Denka Kogyo Co. Ltd. (d)	12,100	80,215
Kappa Create Co. Ltd. (d)	1,000	11,678
Kasai Kogyo Co. Ltd. (a)	8,600	9,521
Katakura Industries Co. Ltd.	5,200	74,731
Katitas Co. Ltd. (d)	11,600	161,150
Kato Sangyo Co. Ltd.	6,000	177,470
Kato Works Co. Ltd.	3,800	31,341
Kawada Technologies, Inc.	2,700	47,967
Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	31,931
KeePer Technical Laboratory Co. Ltd. (d)	3,000	89,793
Keihan Holdings Co. Ltd.	5,600	118,335
Keihanshin Building Co. Ltd.	8,200	91,942
Keihin Co. Ltd.	2,300	32,120
Keikyu Corp. (d)	9,000	73,379
KEIWA, Inc.	1,200	9,080
Keiyo Bank Ltd.	26,900	131,697
Kenko Mayonnaise Co. Ltd.	3,200	49,812
KH Neochem Co. Ltd.	9,400	137,831
Kibun Foods, Inc. (d)	1,500	12,089
Kimura Chemical Plants Co. Ltd.	3,300	16,278
King Jim Co. Ltd. (d)	1,400	8,155
Kintetsu Department Store Co. Ltd.	400	5,891
Kissei Pharmaceutical Co. Ltd.	6,800	168,114
Ki-Star Real Estate Co. Ltd. (d)	2,600	70,964
Kitagawa Corp.	3,100	26,195
Kita-Nippon Bank Ltd. (d)	2,200	36,497
Kitano Construction Corp.	1,400	39,234
Kitz Corp.	17,800	129,425
Kiyo Bank Ltd. (d)	15,500	181,206
Koa Corp. (d)	8,400	66,456
Koatsu Gas Kogyo Co. Ltd.	7,300	44,200
Kobe Electric Railway Co. Ltd. (d)	1,400	24,608
Kohnan Shoji Co. Ltd.	5,900	156,661
Kohsoku Corp.	3,300	58,371
Koike Sanso Kogyo Co. Ltd. (d)	700	28,402
Security Description	Shares	Value
Japan — (Continued)
Kojima Co. Ltd.	7,800	$52,069
Kokuyo Co. Ltd.	16,900	298,461
Komatsu Matere Co. Ltd.	4,200	22,400
Komatsu Wall Industry Co. Ltd.	3,600	38,230
KOMEDA Holdings Co. Ltd.	12,600	242,556
Komehyo Holdings Co. Ltd. (d)	1,300	38,272
Komeri Co. Ltd. (d)	7,400	190,926
Komori Corp.	11,000	86,507
Konaka Co. Ltd. (a) (d)	7,300	12,470
Kondotec, Inc.	5,600	47,144
Konica Minolta, Inc. (d)	93,000	268,065
Konishi Co. Ltd. (d)	13,000	109,728
Konoike Transport Co. Ltd.	6,900	119,939
Konoshima Chemical Co. Ltd.	600	8,112
Kosaido Holdings Co. Ltd. (d)	18,500	65,808
Koshidaka Holdings Co. Ltd. (d)	6,000	42,475
Kotobuki Spirits Co. Ltd. (d)	13,000	165,513
Kotobukiya Co. Ltd. (d)	1,500	15,658
Kozo Keikaku Engineering Holdings, Inc.	1,200	34,302
KPP Group Holdings Co. Ltd.	3,700	17,414
Krosaki Harima Corp. (d)	5,200	80,873
KRS Corp.	4,400	60,418
K's Holdings Corp. (d)	30,100	323,540
KU Holdings Co. Ltd.	5,500	40,577
Kumagai Gumi Co. Ltd.	8,000	200,861
Kumiai Chemical Industry Co. Ltd.	10,995	64,617
Kunimine Industries Co. Ltd.	1,200	8,966
Kurabo Industries Ltd. (d)	3,600	121,748
Kureha Corp.	10,700	212,247
Kurimoto Ltd.	2,300	65,812
Kuriyama Holdings Corp.	2,300	19,096
Kusuri No. Aoki Holdings Co. Ltd.	9,900	229,658
KYB Corp.	3,800	127,790
Kyodo Printing Co. Ltd.	1,700	39,291
Kyoei Steel Ltd.	4,700	56,762
Kyokuto Boeki Kaisha Ltd.	3,600	36,910
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,800	155,082
Kyokuto Securities Co. Ltd.	4,100	39,831
Kyokuyo Co. Ltd.	2,700	82,043
Kyorin Pharmaceutical Co. Ltd. (d)	10,200	108,042
KYORITSU Co. Ltd.	6,800	7,206
Kyoritsu Maintenance Co. Ltd. (d)	13,200	221,486
Kyosan Electric Manufacturing Co. Ltd.	12,600	44,449
Kyowa Electronic Instruments Co. Ltd.	8,000	23,507
Kyowa Leather Cloth Co. Ltd.	3,300	15,054
LAC Co. Ltd.	5,900	31,218
Lacto Japan Co. Ltd.	1,400	28,979
LEC, Inc.	5,000	45,797
Leopalace21 Corp.	39,300	164,123
Life Corp.	4,000	101,252
LIFULL Co. Ltd.	17,000	16,861
LIKE, Inc.	2,100	21,183
Linical Co. Ltd.	2,600	7,055
Link & Motivation, Inc.	8,900	39,354
Lintec Corp.	9,500	219,393
LITALICO, Inc. (d)	4,700	40,850
BHFTII-93

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Look Holdings, Inc.	2,200	$39,638
Mabuchi Motor Co. Ltd.	16,600	257,657
Macromill, Inc.	12,100	67,340
Maeda Kosen Co. Ltd.	10,200	133,502
Maezawa Kasei Industries Co. Ltd.	3,200	39,470
Maezawa Kyuso Industries Co. Ltd.	5,800	51,374
Makino Milling Machine Co. Ltd. (d)	5,300	217,281
Management Solutions Co. Ltd.	1,800	20,756
Mandom Corp. (d)	8,900	76,869
Mani, Inc. (d)	18,500	235,008
MarkLines Co. Ltd.	3,000	61,438
Mars Group Holdings Corp. (d)	2,200	50,597
Marubun Corp.	4,200	30,728
Marudai Food Co. Ltd. (d)	4,700	59,473
Marufuji Sheet Piling Co. Ltd.	1,300	24,942
Maruha Nichiro Corp.	9,000	199,093
Maruichi Steel Tube Ltd.	9,300	218,243
MARUKA FURUSATO Corp.	993	15,620
Marusan Securities Co. Ltd.	9,900	63,657
Maruyama Manufacturing Co., Inc. (d)	1,500	25,196
Maruzen CHI Holdings Co. Ltd.	11,900	27,095
Maruzen Co. Ltd.	900	19,144
Maruzen Showa Unyu Co. Ltd. (d)	2,800	106,759
Marvelous, Inc.	9,500	38,894
Matching Service Japan Co. Ltd.	1,200	8,493
Matsuda Sangyo Co. Ltd.	3,600	80,586
Matsui Construction Co. Ltd.	6,400	34,617
Matsui Securities Co. Ltd. (d)	31,000	168,992
Matsuya Co. Ltd.	2,400	14,504
Matsuyafoods Holdings Co. Ltd.	400	17,495
Max Co. Ltd.	7,200	180,961
Maxell Ltd.	10,500	134,813
Maxvalu Tokai Co. Ltd.	3,500	77,737
MCJ Co. Ltd.	17,300	183,881
MEC Co. Ltd.	4,200	108,101
Media Do Co. Ltd.	2,100	20,154
Medical Data Vision Co. Ltd.	6,800	25,532
Medical System Network Co. Ltd.	7,000	21,106
Medikit Co. Ltd.	1,300	26,164
Medius Holdings Co. Ltd.	1,800	10,413
Medley, Inc. (a)	1,700	45,391
MedPeer, Inc.	2,600	10,201
Megachips Corp.	4,200	152,621
Megmilk Snow Brand Co. Ltd.	10,800	203,319
Meidensha Corp.	9,000	210,933
Meiji Electric Industries Co. Ltd.	1,000	10,062
Meiji Shipping Group Co. Ltd. (d)	4,300	21,598
Meiko Electronics Co. Ltd.	5,600	242,421
Meisei Industrial Co. Ltd. (d)	9,900	82,595
MEITEC Group Holdings, Inc.	17,800	393,746
Meito Sangyo Co. Ltd. (d)	3,000	37,916
Meiwa Corp.	8,100	36,797
Meiwa Estate Co. Ltd. (d)	3,800	25,631
Melco Holdings, Inc. (d)	1,500	23,998
Menicon Co. Ltd.	16,300	166,070
Mercari, Inc. (a) (d)	5,100	89,366
Security Description	Shares	Value
Japan — (Continued)
Mercuria Holdings Co. Ltd.	2,100	$12,607
MetaReal Corp. (a)	1,400	9,208
METAWATER Co. Ltd.	3,600	44,699
Micronics Japan Co. Ltd.	6,300	173,953
Midac Holdings Co. Ltd.	900	11,167
Mie Kotsu Group Holdings, Inc. (d)	8,600	29,970
Mikuni Corp.	7,300	17,287
Milbon Co. Ltd.	6,720	148,273
MIMAKI ENGINEERING Co. Ltd.	1,700	16,232
Ministop Co. Ltd. (d)	4,300	48,301
Miraial Co. Ltd.	2,900	29,603
Mirait One Corp.	21,880	324,408
Mirarth Holdings, Inc. (d)	24,900	87,465
Miroku Jyoho Service Co. Ltd.	5,500	71,144
Mitani Corp.	22,700	260,409
Mitani Sekisan Co. Ltd. (d)	2,100	83,182
Mito Securities Co. Ltd.	10,400	33,871
Mitsuba Corp.	9,300	58,365
Mitsubishi Kakoki Kaisha Ltd.	800	19,774
Mitsubishi Logisnext Co. Ltd.	8,400	76,350
Mitsubishi Materials Corp. (d)	11,600	208,804
Mitsubishi Paper Mills Ltd.	8,800	32,814
Mitsubishi Pencil Co. Ltd.	8,200	137,854
Mitsubishi Research Institute, Inc.	2,000	58,170
Mitsubishi Shokuhin Co. Ltd.	4,300	158,031
Mitsubishi Steel Manufacturing Co. Ltd.	4,400	41,671
Mitsuboshi Belting Ltd.	3,900	108,089
Mitsui DM Sugar Holdings Co. Ltd.	4,300	100,897
Mitsui E&S Co. Ltd.	24,900	197,422
Mitsui High-Tec, Inc.	14,000	88,218
Mitsui Matsushima Holdings Co. Ltd. (d)	3,100	104,551
Mitsui Mining & Smelting Co. Ltd.	13,900	474,458
Mitsui-Soko Holdings Co. Ltd. (d)	5,000	216,478
Mitsuuroko Group Holdings Co. Ltd.	7,800	94,418
MIXI, Inc.	9,800	188,637
Miyaji Engineering Group, Inc. (d)	5,800	84,378
Miyazaki Bank Ltd. (d)	4,100	76,769
Miyoshi Oil & Fat Co. Ltd.	2,800	31,316
Mizuho Leasing Co. Ltd.	33,500	231,227
Mizuho Medy Co. Ltd.	1,000	11,310
Mizuno Corp.	4,500	286,141
Mochida Pharmaceutical Co. Ltd.	4,700	110,045
Modec, Inc.	800	18,992
Monex Group, Inc. (d)	45,500	191,464
Money Partners Group Co. Ltd.	7,100	10,872
Monogatari Corp.	7,800	211,774
MORESCO Corp. (d)	2,500	21,202
Morinaga & Co. Ltd.	17,600	351,542
Morinaga Milk Industry Co. Ltd.	17,600	430,343
Moriroku Holdings Co. Ltd.	800	12,414
Morita Holdings Corp. (d)	8,800	135,228
Morito Co. Ltd.	3,400	33,027
Morozoff Ltd. (d)	1,800	56,944
Mory Industries, Inc.	1,600	57,781
MRK Holdings, Inc. (d)	15,600	11,286
MrMax Holdings Ltd.	8,400	42,382
BHFTII-94

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Mugen Estate Co. Ltd.	3,300	$37,486
m-up Holdings, Inc.	7,400	68,653
Murakami Corp.	2,100	71,507
Musashi Seimitsu Industry Co. Ltd.	13,400	183,175
Musashino Bank Ltd.	6,900	128,462
Mutoh Holdings Co. Ltd.	900	14,938
Nabtesco Corp. (d)	10,600	183,524
NAC Co. Ltd.	7,200	27,540
Nachi-Fujikoshi Corp. (d)	3,800	82,616
Nafco Co. Ltd. (d)	2,600	44,655
Nagano Keiki Co. Ltd. (d)	4,200	73,419
Nagase & Co. Ltd.	18,800	419,089
Nagawa Co. Ltd. (d)	1,500	76,643
Nagoya Railroad Co. Ltd. (d)	16,300	197,855
Naigai Trans Line Ltd.	2,100	42,707
Nakabayashi Co. Ltd.	5,500	19,959
Nakamuraya Co. Ltd.	1,600	36,202
Nakanishi, Inc. (d)	13,200	244,772
Nakano Corp.	4,000	13,676
Nakayama Steel Works Ltd.	6,300	34,150
Nakayamafuku Co. Ltd.	2,000	5,150
Namura Shipbuilding Co. Ltd. (d)	11,256	110,205
Nankai Electric Railway Co. Ltd. (d)	9,200	151,489
Nanto Bank Ltd. (d)	6,300	132,477
Narasaki Sangyo Co. Ltd.	800	16,970
Natori Co. Ltd.	2,600	38,414
NCD Co. Ltd./Shinagawa	1,700	21,145
NEC Capital Solutions Ltd.	2,500	65,610
NEC Networks & System Integration Corp.	4,000	77,306
NET One Systems Co. Ltd.	17,100	426,129
Neturen Co. Ltd.	7,300	50,264
New Art Holdings Co. Ltd.	1,235	13,711
New Japan Chemical Co. Ltd. (a)	9,900	13,266
Nextage Co. Ltd. (d)	11,100	142,530
NexTone, Inc. (a)	700	8,305
NF Holdings Corp.	1,600	9,855
NHK Spring Co. Ltd.	2,500	31,769
Nicca Chemical Co. Ltd.	1,400	11,962
Nice Corp.	2,300	29,910
Nichia Steel Works Ltd.	9,100	19,112
Nichias Corp.	6,200	245,704
Nichiban Co. Ltd.	3,200	42,541
Nichicon Corp. (d)	11,800	78,440
Nichiden Corp. (d)	3,500	81,724
Nichiha Corp.	6,800	165,094
Nichimo Co. Ltd.	2,000	25,764
Nichireki Co. Ltd. (d)	7,100	124,047
Nichirin Co. Ltd.	1,400	34,030
Nihon Chouzai Co. Ltd.	3,320	31,278
Nihon Dempa Kogyo Co. Ltd.	3,300	24,786
Nihon Dengi Co. Ltd.	400	15,809
Nihon Flush Co. Ltd.	6,000	37,770
Nihon House Holdings Co. Ltd.	10,000	24,459
Nihon Kagaku Sangyo Co. Ltd.	3,000	29,935
Nihon M&A Center Holdings, Inc.	58,000	265,242
Nihon Nohyaku Co. Ltd.	11,900	50,261
Security Description	Shares	Value
Japan — (Continued)
Nihon Parkerizing Co. Ltd.	21,300	$184,736
Nihon Plast Co. Ltd.	4,500	11,464
Nihon Tokushu Toryo Co. Ltd.	2,900	23,762
Nihon Yamamura Glass Co. Ltd. (d)	3,800	40,207
Nikkiso Co. Ltd.	12,400	87,633
Nikko Co. Ltd.	9,000	43,234
Nikkon Holdings Co. Ltd. (d)	27,200	358,458
Nippn Corp. (d)	12,200	188,388
Nippon Air Conditioning Services Co. Ltd.	7,700	56,238
Nippon Aqua Co. Ltd.	3,000	18,979
Nippon Beet Sugar Manufacturing Co. Ltd.	2,900	54,606
Nippon Carbide Industries Co., Inc.	2,300	27,390
Nippon Carbon Co. Ltd.	2,600	81,829
Nippon Chemical Industrial Co. Ltd.	2,400	47,903
Nippon Chemi-Con Corp. (a)	5,900	43,111
Nippon Coke & Engineering Co. Ltd.	47,000	32,486
Nippon Concept Corp.	1,500	17,875
Nippon Concrete Industries Co. Ltd.	14,000	33,365
Nippon Denko Co. Ltd.	29,065	62,072
Nippon Densetsu Kogyo Co. Ltd.	9,500	127,135
Nippon Dry-Chemical Co. Ltd.	1,000	23,710
Nippon Electric Glass Co. Ltd.	15,400	361,428
Nippon Felt Co. Ltd.	8,600	29,135
Nippon Filcon Co. Ltd.	5,200	19,052
Nippon Gas Co. Ltd.	26,400	422,090
Nippon Hume Corp. (d)	6,700	62,339
Nippon Kayaku Co. Ltd.	25,700	223,800
Nippon Kodoshi Corp.	1,600	22,783
Nippon Light Metal Holdings Co. Ltd.	15,500	176,187
Nippon Paper Industries Co. Ltd. (d)	23,800	162,654
Nippon Parking Development Co. Ltd.	53,400	86,386
Nippon Rietec Co. Ltd.	3,700	28,123
Nippon Road Co. Ltd.	4,500	54,016
Nippon Seiki Co. Ltd.	13,100	106,029
Nippon Seisen Co. Ltd. (d)	3,500	30,001
Nippon Sharyo Ltd.	2,600	39,067
Nippon Sheet Glass Co. Ltd. (a)	15,100	39,291
Nippon Shinyaku Co. Ltd.	4,100	106,483
Nippon Shokubai Co. Ltd.	12,400	149,954
Nippon Signal Co. Ltd.	11,900	79,297
Nippon Soda Co. Ltd. (d)	11,200	194,459
Nippon Thompson Co. Ltd.	15,700	51,638
Nippon Yakin Kogyo Co. Ltd. (d)	2,800	88,636
Nipro Corp. (d)	36,600	363,297
Nishikawa Rubber Co. Ltd.	1,200	14,784
Nishimatsu Construction Co. Ltd. (d)	8,200	290,416
Nishimatsuya Chain Co. Ltd.	9,800	168,530
Nishimoto Co. Ltd.	4,200	40,114
Nishi-Nippon Financial Holdings, Inc.	28,900	329,492
Nishi-Nippon Railroad Co. Ltd.	15,900	253,396
Nishio Holdings Co. Ltd.	5,200	145,795
Nissan Shatai Co. Ltd. (d)	12,600	91,301
Nissan Tokyo Sales Holdings Co. Ltd.	11,000	33,633
Nissei ASB Machine Co. Ltd.	2,300	76,773
Nissei Plastic Industrial Co. Ltd.	4,500	28,919
Nissha Co. Ltd.	11,100	150,655
BHFTII-95

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Nisshin Group Holdings Co. Ltd.	12,300	$42,479
Nisshin Oillio Group Ltd.	5,900	216,471
Nisshinbo Holdings, Inc.	31,620	211,636
Nissin Corp.	3,700	107,131
Nisso Holdings Co. Ltd.	1,400	7,916
Nissui Corp.	71,900	460,479
Nitta Corp. (d)	5,000	128,770
Nitta Gelatin, Inc.	4,500	27,388
NITTAN Corp.	6,300	11,623
Nittetsu Mining Co. Ltd.	2,700	80,521
Nitto Fuji Flour Milling Co. Ltd.	800	38,950
Nitto Kogyo Corp. (d)	6,000	125,976
Nitto Kohki Co. Ltd.	3,200	54,886
Nitto Seiko Co. Ltd.	8,900	35,322
Nittoc Construction Co. Ltd.	5,950	42,616
NJS Co. Ltd.	2,200	52,553
Noevir Holdings Co. Ltd. (d)	3,200	115,267
Nohmi Bosai Ltd. (d)	6,100	124,108
Nojima Corp.	15,000	211,840
NOK Corp.	2,100	32,896
Nomura Micro Science Co. Ltd.	1,800	30,550
Noritake Co. Ltd.	5,000	136,363
Noritsu Koki Co. Ltd.	4,600	140,727
Noritz Corp.	7,600	96,644
North Pacific Bank Ltd. (d)	60,100	162,149
NPR-RIKEN Corp. (d)	6,864	110,159
NS Tool Co. Ltd.	4,800	25,119
NS United Kaiun Kaisha Ltd.	2,500	78,720
NSD Co. Ltd.	18,540	409,178
NSW, Inc.	1,900	40,067
NTN Corp. (d)	92,700	166,044
Oat Agrio Co. Ltd.	400	5,797
Obara Group, Inc.	2,700	76,025
Oenon Holdings, Inc.	12,300	36,446
Ogaki Kyoritsu Bank Ltd. (d)	9,400	119,631
Ohara, Inc.	1,600	16,106
Ohashi Technica, Inc.	2,900	35,384
Ohba Co. Ltd.	4,600	32,715
Ohsho Food Service Corp. (d)	10,200	202,285
OIE Sangyo Co. Ltd.	800	11,042
Oiles Corp.	6,200	88,137
Oita Bank Ltd. (d)	3,600	77,340
Okabe Co. Ltd.	9,400	51,915
Okada Aiyon Corp.	1,900	27,698
Okamoto Industries, Inc.	2,800	101,956
Okamoto Machine Tool Works Ltd.	1,400	34,895
Okamura Corp. (d)	14,700	202,885
Okasan Securities Group, Inc. (d)	39,200	169,864
Oki Electric Industry Co. Ltd.	22,700	154,462
Okinawa Cellular Telephone Co.	5,900	162,412
Okinawa Electric Power Co., Inc. (d)	13,527	97,977
Okinawa Financial Group, Inc.	4,760	75,760
OKUMA Corp. (d)	11,800	253,560
Okumura Corp. (d)	7,100	215,049
Okura Industrial Co. Ltd.	2,300	42,883
Okuwa Co. Ltd.	7,400	45,715
Security Description	Shares	Value
Japan — (Continued)
Onoken Co. Ltd.	4,300	$44,662
Onward Holdings Co. Ltd.	22,500	82,562
Open Up Group, Inc.	4,700	67,177
Optex Group Co. Ltd.	6,800	73,651
Optim Corp. (a)	4,200	17,761
Optorun Co. Ltd.	5,500	68,394
Organo Corp. (d)	1,800	88,175
Oricon, Inc.	1,200	7,139
Orient Corp.	11,670	76,328
Oriental Shiraishi Corp.	33,400	90,974
Origin Co. Ltd.	2,200	18,265
Oro Co. Ltd.	2,100	38,055
Osaka Organic Chemical Industry Ltd.	4,100	89,666
Osaka Steel Co. Ltd. (d)	3,700	88,559
OSAKA Titanium Technologies Co. Ltd. (d)	1,400	24,336
Osaki Electric Co. Ltd.	11,700	60,227
OSG Corp.	20,600	291,975
OUG Holdings, Inc.	700	12,386
Oyo Corp.	4,900	93,048
Ozu Corp. (d)	600	6,903
Pacific Industrial Co. Ltd. (d)	10,200	97,733
Pacific Metals Co. Ltd. (a) (d)	5,100	49,053
Pack Corp.	3,900	99,915
PAL GROUP Holdings Co. Ltd.	8,600	151,896
PALTAC Corp.	3,300	101,535
Paraca, Inc.	300	3,612
Paramount Bed Holdings Co. Ltd. (d)	10,100	182,437
Paris Miki Holdings, Inc. (d)	10,600	24,696
Park24 Co. Ltd. (a)	23,400	292,829
Pasona Group, Inc.	6,200	95,157
PCI Holdings, Inc. (d)	100	726
Pegasus Co. Ltd.	5,400	18,581
Penta-Ocean Construction Co. Ltd.	25,100	111,898
People Dreams & Technologies Group Co. Ltd.	1,400	16,829
PeptiDream, Inc. (a)	10,000	186,217
Pharma Foods International Co. Ltd.	3,600	22,417
PIA Corp. (a)	500	10,620
Pickles Holdings Co. Ltd.	2,600	18,694
Pigeon Corp.	31,900	373,465
PILLAR Corp. (d)	4,700	136,320
Pilot Corp.	5,800	179,246
Piolax, Inc. (d)	7,300	119,075
Plus Alpha Consulting Co. Ltd. (d)	2,000	30,548
Pole To Win Holdings, Inc.	7,900	23,839
PR Times Corp. (a)	700	8,488
Premium Group Co. Ltd.	7,800	115,485
Premium Water Holdings, Inc.	500	9,750
Press Kogyo Co. Ltd. (d)	22,400	90,200
Pressance Corp. (d)	4,000	53,666
Prestige International, Inc. (d)	27,100	132,845
Prima Meat Packers Ltd. (d)	6,000	99,149
Procrea Holdings, Inc. (d)	6,521	79,862
Pronexus, Inc.	5,100	44,205
Pro-Ship, Inc.	2,300	24,574
Proto Corp.	7,500	77,761
PS Construction Co. Ltd.	2,700	19,719
BHFTII-96

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Punch Industry Co. Ltd.	2,700	$7,890
QB Net Holdings Co. Ltd.	1,400	10,592
Qol Holdings Co. Ltd.	7,400	73,279
Quick Co. Ltd.	4,000	58,105
Raccoon Holdings, Inc.	4,100	21,428
Raito Kogyo Co. Ltd.	10,700	161,572
Raiznext Corp.	7,700	88,792
Raksul, Inc.	3,300	30,114
Rakus Co. Ltd.	800	12,510
Rasa Industries Ltd.	2,600	48,762
Raysum Co. Ltd.	1,000	41,235
Relo Group, Inc.	11,500	150,680
Rengo Co. Ltd.	46,800	326,292
RENOVA, Inc. (a) (d)	5,100	36,021
Resorttrust, Inc. (d)	20,600	412,492
Restar Corp.	4,500	85,116
Retail Partners Co. Ltd.	4,300	41,008
Rheon Automatic Machinery Co. Ltd.	5,000	47,312
Rhythm Co. Ltd. (d)	1,300	36,996
Ricoh Leasing Co. Ltd. (d)	3,500	120,848
Ride On Express Holdings Co. Ltd.	1,700	11,822
Right On Co. Ltd. (a) (d)	5,900	13,098
Riken Keiki Co. Ltd. (d)	6,400	171,595
Riken Technos Corp.	9,900	71,572
Riken Vitamin Co. Ltd.	5,400	97,120
Ringer Hut Co. Ltd. (d)	600	9,183
Rion Co. Ltd.	2,200	32,633
Riso Kyoiku Co. Ltd.	12,870	23,144
Rock Field Co. Ltd. (d)	6,600	67,487
Rokko Butter Co. Ltd.	3,600	39,702
Roland Corp.	2,800	73,116
Round One Corp.	37,800	289,355
RS Technologies Co. Ltd.	1,000	25,191
Ryobi Ltd.	6,200	84,378
RYODEN Corp.	3,900	67,197
Ryoyo Ryosan Holdings, Inc. (d)	720	12,767
S Foods, Inc.	4,500	86,693
S&B Foods, Inc.	1,500	52,180
Sac's Bar Holdings, Inc.	5,250	30,460
Sagami Rubber Industries Co. Ltd.	1,800	12,553
Saibu Gas Holdings Co. Ltd. (d)	6,400	81,375
Saizeriya Co. Ltd.	2,400	95,384
Sakai Chemical Industry Co. Ltd.	4,700	84,120
Sakai Heavy Industries Ltd.	2,000	33,870
Sakai Moving Service Co. Ltd.	5,600	98,125
Sakata INX Corp.	10,100	113,737
Sakura Internet, Inc. (d)	4,400	132,004
Sala Corp.	13,800	79,208
SAMTY HOLDINGS Co. Ltd. (d)	6,200	120,829
San Holdings, Inc.	5,600	46,247
San ju San Financial Group, Inc. (d)	5,770	66,335
San-A Co. Ltd.	10,000	179,494
San-Ai Obbli Co. Ltd.	14,400	195,593
Sanden Corp. (a) (d)	4,400	4,428
Sangetsu Corp. (d)	12,100	237,361
San-In Godo Bank Ltd. (d)	33,700	287,345
Security Description	Shares	Value
Japan — (Continued)
Sanken Electric Co. Ltd. (a)	4,000	$187,870
Sanki Engineering Co. Ltd.	10,300	172,544
Sanko Metal Industrial Co. Ltd.	1,000	27,884
Sankyo Frontier Co. Ltd.	2,000	28,205
Sankyo Seiko Co. Ltd.	10,800	43,755
Sankyo Tateyama, Inc.	6,500	33,912
Sankyu, Inc.	7,800	261,973
Sanoh Industrial Co. Ltd.	6,300	32,524
Sansei Technologies, Inc.	800	7,610
Sansha Electric Manufacturing Co. Ltd.	2,700	18,734
Sanshin Electronics Co. Ltd.	2,400	33,244
Sanyo Chemical Industries Ltd.	3,300	95,417
Sanyo Denki Co. Ltd. (d)	2,500	168,138
Sanyo Electric Railway Co. Ltd. (d)	4,800	67,644
Sanyo Industries Ltd.	1,300	27,459
Sanyo Shokai Ltd.	2,500	41,566
Sanyo Special Steel Co. Ltd.	5,000	66,593
Sanyo Trading Co. Ltd.	5,300	55,693
Sata Construction Co. Ltd.	2,600	16,374
Sato Holdings Corp.	6,800	99,409
Sato Shoji Corp.	4,100	39,395
Satori Electric Co. Ltd.	2,100	28,088
Sawai Group Holdings Co. Ltd. (d)	22,500	319,598
SAXA, Inc.	1,800	29,538
SBI ARUHI Corp.	2,000	11,366
SBI Insurance Group Co. Ltd.	1,400	8,823
SBS Holdings, Inc.	5,200	98,554
Scroll Corp.	8,000	53,745
SEC Carbon Ltd.	1,000	14,704
Seed Co. Ltd.	1,700	6,014
Seika Corp.	2,000	55,589
Seikagaku Corp.	9,800	58,196
Seikitokyu Kogyo Co. Ltd.	2,100	22,467
Seiko Group Corp.	7,600	206,898
Seikoh Giken Co. Ltd.	700	15,133
Seiren Co. Ltd. (d)	11,600	218,501
Sekisui Jushi Corp. (d)	6,100	98,320
Sekisui Kasei Co. Ltd.	8,100	22,155
SEMITEC Corp.	1,600	20,882
Senko Group Holdings Co. Ltd. (d)	26,800	232,879
Senshu Electric Co. Ltd.	3,800	133,556
Senshu Ikeda Holdings, Inc. (d)	63,200	143,562
Senshukai Co. Ltd. (a) (d)	11,000	23,210
SERAKU Co. Ltd.	700	7,144
Seria Co. Ltd.	11,900	290,640
Seven Bank Ltd.	33,800	67,361
Shibaura Electronics Co. Ltd.	3,800	92,088
Shibaura Machine Co. Ltd.	5,700	157,292
Shibaura Mechatronics Corp.	2,700	148,549
Shibusawa Warehouse Co. Ltd.	2,800	58,667
Shibuya Corp.	4,400	116,900
SHIFT, Inc. (a)	1,300	123,655
Shiga Bank Ltd.	8,700	197,287
Shikibo Ltd.	4,700	34,959
Shikoku Bank Ltd. (d)	8,900	59,903
Shikoku Electric Power Co., Inc.	37,900	336,495
BHFTII-97

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Shikoku Kasei Holdings Corp.	8,700	$124,923
Shima Seiki Manufacturing Ltd.	7,000	55,743
Shimadaya Corp. (a)	1,500	19,203
Shimizu Bank Ltd.	3,400	34,950
Shimojima Co. Ltd. (d)	4,200	38,134
Shin Nippon Air Technologies Co. Ltd.	2,100	50,854
Shin Nippon Biomedical Laboratories Ltd. (d)	5,300	43,112
Shinagawa Refractories Co. Ltd.	6,300	74,735
Shindengen Electric Manufacturing Co. Ltd.	1,900	31,067
Shin-Etsu Polymer Co. Ltd.	11,900	129,071
Shinki Bus Co. Ltd. (d)	900	21,486
Shinko Shoji Co. Ltd.	8,400	54,035
Shinmaywa Industries Ltd.	15,000	138,802
Shinnihon Corp.	6,300	70,112
Shinnihonseiyaku Co. Ltd. (d)	1,100	13,112
Shinsho Corp.	1,400	63,026
Shinwa Co. Ltd.	5,400	68,851
Ship Healthcare Holdings, Inc.	15,700	256,103
Shizuki Electric Co., Inc.	8,000	21,410
Shizuoka Gas Co. Ltd.	8,800	65,232
Shoei Co. Ltd. (d)	12,600	196,265
Shoei Foods Corp.	400	12,917
Showa Sangyo Co. Ltd. (d)	5,700	115,845
SIGMAXYZ Holdings, Inc.	7,200	84,585
Siix Corp.	7,800	60,193
Silver Life Co. Ltd.	900	5,049
Simplex Holdings, Inc.	700	11,842
Sinanen Holdings Co. Ltd.	1,800	71,424
Sinfonia Technology Co. Ltd.	6,200	219,633
Sinko Industries Ltd. (d)	5,600	183,825
Sintokogio Ltd.	8,900	59,960
SK-Electronics Co. Ltd. (d)	2,700	43,531
SKY Perfect JSAT Holdings, Inc.	38,600	240,722
Smaregi, Inc. (a)	1,200	23,734
SMK Corp.	1,700	27,102
SMS Co. Ltd.	8,200	123,522
SNT Corp.	7,300	10,773
Soda Nikka Co. Ltd.	4,500	36,511
Sodick Co. Ltd.	11,000	61,281
Soft99 Corp.	5,100	53,070
Softcreate Holdings Corp.	4,600	59,310
Software Service, Inc.	900	89,703
Soken Chemical & Engineering Co. Ltd.	700	15,743
Solasto Corp. (d)	12,800	49,831
Soliton Systems KK	2,500	18,510
Solxyz Co. Ltd.	1,400	2,830
Sotetsu Holdings, Inc. (d)	12,100	201,187
Sotoh Co. Ltd.	3,100	14,932
Space Co. Ltd.	5,060	43,172
Sparx Group Co. Ltd.	5,840	53,684
SPK Corp.	2,600	35,163
S-Pool, Inc.	18,000	42,786
Sprix, Inc.	1,300	7,189
SRA Holdings	3,100	92,259
SRE Holdings Corp. (a)	1,900	58,617
ST Corp.	4,100	42,186
Security Description	Shares	Value
Japan — (Continued)
St. Care Holding Corp.	2,300	$12,048
St. Marc Holdings Co. Ltd.	5,100	77,138
Star Mica Holdings Co. Ltd.	6,000	25,331
Star Micronics Co. Ltd.	9,200	123,618
Starts Corp., Inc.	7,900	191,546
Starzen Co. Ltd.	3,700	74,958
Stella Chemifa Corp.	2,500	71,945
Step Co. Ltd.	2,500	33,635
Strike Co. Ltd.	2,200	66,967
Studio Alice Co. Ltd.	2,900	41,652
Subaru Enterprise Co. Ltd.	500	10,545
Sugimoto & Co. Ltd.	6,000	57,513
Sumida Corp.	7,500	47,989
Suminoe Textile Co. Ltd.	1,400	20,035
Sumitomo Densetsu Co. Ltd.	4,900	150,162
Sumitomo Mitsui Construction Co. Ltd.	40,360	112,629
Sumitomo Osaka Cement Co. Ltd.	7,100	202,633
Sumitomo Riko Co. Ltd.	10,100	102,818
Sumitomo Seika Chemicals Co. Ltd.	2,200	78,888
Sumitomo Warehouse Co. Ltd. (d)	12,000	225,319
Sun Frontier Fudousan Co. Ltd.	7,100	87,269
Suncall Corp.	8,300	22,052
Sun-Wa Technos Corp.	3,000	39,962
Suruga Bank Ltd. (d)	39,500	307,858
Suzuki Co. Ltd.	3,300	37,671
SWCC Corp.	7,600	305,046
System Research Co. Ltd. (d)	2,400	23,794
Systems Engineering Consultants Co. Ltd.	600	18,070
Systena Corp.	71,400	184,852
Syuppin Co. Ltd.	6,100	53,254
T Hasegawa Co. Ltd. (d)	4,500	103,002
T RAD Co. Ltd.	1,900	45,315
Tachibana Eletech Co. Ltd.	4,240	75,808
Tachikawa Corp.	3,100	27,923
Tachi-S Co. Ltd. (d)	7,300	92,998
Tadano Ltd.	25,900	173,172
Taihei Dengyo Kaisha Ltd.	2,900	105,347
Taiheiyo Kouhatsu, Inc.	2,100	10,852
Taiho Kogyo Co. Ltd.	6,400	27,336
Taikisha Ltd.	5,800	198,372
Taiko Bank Ltd.	3,100	28,931
Taisei Lamick Co. Ltd.	2,200	40,303
Taiyo Holdings Co. Ltd.	9,800	253,213
Takamatsu Construction Group Co. Ltd. (d)	3,700	75,766
Takamiya Co. Ltd.	5,200	15,633
Takano Co. Ltd. (d)	4,600	24,729
Takaoka Toko Co. Ltd.	3,165	39,760
Takara & Co. Ltd.	1,300	25,280
Takara Bio, Inc.	11,100	77,839
Takara Holdings, Inc.	36,400	308,796
Takara Standard Co. Ltd.	8,300	92,450
Takasago International Corp.	3,600	138,079
Takasago Thermal Engineering Co. Ltd. (d)	3,500	125,921
Takashima & Co. Ltd.	4,700	40,333
Takemoto Yohki Co. Ltd.	1,200	7,066
Takeuchi Manufacturing Co. Ltd. (d)	8,600	265,884
BHFTII-98

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Takuma Co. Ltd.	12,900	$144,320
Tama Home Co. Ltd. (d)	4,000	111,876
Tamron Co. Ltd.	10,200	319,368
Tamura Corp. (d)	22,100	94,118
Tanseisha Co. Ltd.	11,750	68,464
Tayca Corp.	4,000	45,878
Tazmo Co. Ltd. (d)	2,500	51,410
Tbk Co. Ltd.	8,000	16,050
TDC Soft, Inc. (d)	9,800	85,119
TechMatrix Corp.	9,800	164,473
Techno Medica Co. Ltd.	2,400	30,628
Techno Ryowa Ltd.	3,400	49,147
TechnoPro Holdings, Inc.	3,600	69,931
Teijin Ltd. (d)	32,500	321,145
Teikoku Electric Manufacturing Co. Ltd.	4,200	79,526
Teikoku Sen-I Co. Ltd. (d)	4,900	105,224
Teikoku Tsushin Kogyo Co. Ltd.	3,000	49,867
Tekken Corp.	2,700	44,288
Temairazu, Inc.	700	16,974
Tenma Corp.	3,600	65,345
Tess Holdings Co. Ltd.	2,600	5,340
T-Gaia Corp. (d)	5,200	133,111
Tigers Polymer Corp.	2,200	11,314
TKC Corp. (d)	6,900	183,936
TKP Corp. (a)	2,100	22,400
Toa Corp.	19,200	131,054
TOA ROAD Corp.	7,500	72,165
Toagosei Co. Ltd.	21,600	243,586
Tobishima Corp. (a) (b) (c)	5,560	55,668
TOC Co. Ltd.	7,900	34,324
Tocalo Co. Ltd. (d)	16,400	219,706
Tochigi Bank Ltd.	27,400	50,403
Toda Corp.	36,000	236,863
Toda Kogyo Corp. (a)	600	7,406
Toei Co. Ltd.	2,000	63,432
Toell Co. Ltd.	3,100	17,372
Toenec Corp.	9,500	61,684
Toho Bank Ltd. (d)	48,700	89,270
Toho Co. Ltd.	1,700	32,856
Toho Gas Co. Ltd. (d)	600	16,599
Toho Holdings Co. Ltd. (d)	12,200	385,524
Toho Titanium Co. Ltd. (d)	8,200	64,970
Toho Zinc Co. Ltd. (a)	3,400	24,936
Tohoku Bank Ltd.	4,700	36,361
Tohokushinsha Film Corp. (d)	14,400	69,798
Tokai Carbon Co. Ltd.	42,000	270,217
Tokai Corp.	5,800	86,703
TOKAI Holdings Corp. (d)	24,700	167,072
Tokai Rika Co. Ltd.	13,200	180,667
Tokai Tokyo Financial Holdings, Inc. (d)	46,600	157,260
Token Corp.	1,560	122,948
Tokushu Tokai Paper Co. Ltd. (d)	2,500	64,687
Tokuyama Corp.	14,400	290,113
Tokyo Base Co. Ltd.	4,100	6,925
Tokyo Electron Device Ltd. (d)	4,600	116,018
Tokyo Energy & Systems, Inc.	4,700	36,253
Security Description	Shares	Value
Japan — (Continued)
Tokyo Individualized Educational Institute, Inc.	2,500	$7,069
Tokyo Keiki, Inc.	800	17,936
Tokyo Kiraboshi Financial Group, Inc.	5,624	162,549
Tokyo Rope Manufacturing Co. Ltd.	2,800	21,182
Tokyo Sangyo Co. Ltd.	5,500	26,457
Tokyo Steel Manufacturing Co. Ltd.	16,200	224,235
Tokyo Tekko Co. Ltd.	2,000	72,031
Tokyo Theatres Co., Inc. (d)	2,900	21,923
Tokyotokeiba Co. Ltd.	4,200	128,379
Tokyu Construction Co. Ltd.	21,400	105,433
Toli Corp.	15,600	41,601
Tomato Bank Ltd. (d)	4,200	33,489
Tomen Devices Corp.	800	32,817
Tomoe Corp.	9,800	60,318
Tomoe Engineering Co. Ltd.	2,100	63,115
Tomoku Co. Ltd.	3,000	49,257
TOMONY Holdings, Inc. (d)	40,500	105,189
Tomy Co. Ltd. (d)	21,000	573,601
Tonami Holdings Co. Ltd.	1,300	56,757
Topcon Corp. (d)	26,400	284,899
Topre Corp. (d)	9,800	122,482
Topy Industries Ltd.	4,000	55,211
Torex Semiconductor Ltd.	500	5,431
Toridoll Holdings Corp. (d)	6,500	168,696
Torigoe Co. Ltd.	6,000	28,443
Torii Pharmaceutical Co. Ltd.	3,500	94,499
Torishima Pump Manufacturing Co. Ltd. (d)	5,200	98,901
Tosei Corp.	7,100	114,038
Toshiba TEC Corp.	6,000	145,242
Totech Corp.	2,100	38,952
Totetsu Kogyo Co. Ltd.	6,500	154,564
Tottori Bank Ltd.	3,700	34,364
Toukei Computer Co. Ltd.	600	20,270
Towa Bank Ltd.	9,000	37,059
Towa Corp. (d)	17,100	263,397
Towa Pharmaceutical Co. Ltd.	6,800	142,768
Toyo Construction Co. Ltd. (d)	17,099	159,301
Toyo Corp. (d)	7,900	88,969
Toyo Denki Seizo KK	3,200	25,809
Toyo Engineering Corp.	8,200	41,625
Toyo Gosei Co. Ltd. (d)	800	45,102
Toyo Kanetsu KK	2,000	55,892
Toyo Machinery & Metal Co. Ltd. (d)	6,000	26,250
Toyo Securities Co. Ltd.	14,100	41,038
Toyo Tanso Co. Ltd.	3,600	143,231
Toyo Tire Corp.	2,000	29,213
Toyo Wharf & Warehouse Co. Ltd.	2,500	22,274
Toyobo Co. Ltd. (d)	22,100	152,660
Toyoda Gosei Co. Ltd. (d)	600	10,249
TPR Co. Ltd.	6,300	96,890
Traders Holdings Co. Ltd.	2,800	16,047
Trancom Co. Ltd.	2,000	148,636
Transaction Co. Ltd.	1,400	22,732
Transcosmos, Inc.	4,200	103,794
TRE Holdings Corp.	5,600	64,630
Treasure Factory Co. Ltd.	1,800	22,326
BHFTII-99

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Trusco Nakayama Corp.	11,300	$194,952
TS Tech Co. Ltd.	20,700	252,093
TSI Holdings Co. Ltd.	14,405	88,078
Tsubaki Nakashima Co. Ltd.	10,100	49,570
Tsubakimoto Chain Co.	18,900	247,972
Tsubakimoto Kogyo Co. Ltd.	3,600	43,452
Tsuburaya Fields Holdings, Inc. (d)	3,600	62,883
Tsugami Corp.	10,600	109,873
Tsukishima Holdings Co. Ltd.	7,200	64,697
Tsukuba Bank Ltd.	19,200	31,766
Tsumura & Co.	15,000	472,923
Tsurumi Manufacturing Co. Ltd. (d)	4,500	126,883
Tsutsumi Jewelry Co. Ltd.	700	10,333
TV Asahi Holdings Corp.	6,300	87,387
Tv Tokyo Holdings Corp.	1,800	46,923
TYK Corp.	6,000	16,893
UACJ Corp. (d)	7,985	285,693
UBE Corp. (d)	21,300	398,051
Ubicom Holdings, Inc.	500	5,007
Uchida Yoko Co. Ltd.	2,100	99,671
Ueki Corp.	2,200	24,124
ULS Group, Inc.	600	21,601
U-Next Holdings Co. Ltd.	2,700	103,266
Unipres Corp. (d)	10,600	82,714
United Arrows Ltd.	3,100	44,790
United Super Markets Holdings, Inc. (d)	15,500	91,467
UNITED, Inc. (d)	6,000	32,295
Unitika Ltd. (a) (d)	15,600	34,008
Universal Entertainment Corp. (d)	6,100	59,682
Urbanet Corp. Co. Ltd.	4,500	12,013
Ushio, Inc.	23,100	327,148
UT Group Co. Ltd.	6,600	127,147
V Technology Co. Ltd.	2,700	47,058
Valor Holdings Co. Ltd. (d)	9,000	138,118
Valqua Ltd. (d)	4,600	106,018
Value HR Co. Ltd.	2,000	22,435
ValueCommerce Co. Ltd.	4,300	33,631
V-Cube, Inc. (a)	2,100	3,184
Vector, Inc.	8,200	52,247
Vertex Corp.	3,000	42,925
Vision, Inc.	4,000	34,943
Visional, Inc. (a)	1,900	105,264
Vital KSK Holdings, Inc.	9,100	76,052
VT Holdings Co. Ltd.	19,800	64,887
Wacoal Holdings Corp. (d)	10,100	315,597
Wacom Co. Ltd.	1,800	8,589
Wakachiku Construction Co. Ltd.	1,900	45,509
Wakita & Co. Ltd.	9,700	117,312
Warabeya Nichiyo Holdings Co. Ltd.	3,700	59,987
Waseda Academy Co. Ltd. (d)	1,400	15,477
Watahan & Co. Ltd.	3,200	38,394
Watts Co. Ltd.	1,900	10,870
WDB Holdings Co. Ltd.	2,700	32,234
Weathernews, Inc. (d)	1,500	60,548
Wellneo Sugar Co. Ltd.	2,400	36,740
Wellnet Corp.	4,400	22,758
Security Description	Shares	Value
Japan — (Continued)
West Holdings Corp. (d)	5,629	$108,945
Will Group, Inc.	4,200	28,955
WingArc1st, Inc.	1,800	40,248
Wood One Co. Ltd. (d)	2,600	14,492
World Co. Ltd.	5,000	66,924
World Holdings Co. Ltd.	2,500	34,027
Wowow, Inc.	2,200	15,874
Xebio Holdings Co. Ltd.	7,300	63,804
Yahagi Construction Co. Ltd. (d)	7,300	78,210
YAKUODO Holdings Co. Ltd.	2,900	49,885
YAMABIKO Corp.	7,900	140,414
YAMADA Consulting Group Co. Ltd.	3,100	48,604
Yamagata Bank Ltd.	6,900	48,724
Yamaichi Electronics Co. Ltd. (d)	6,100	107,520
Yamanashi Chuo Bank Ltd. (d)	6,300	70,415
Yamatane Corp.	2,600	55,202
Yamato Corp.	5,000	33,856
Yamaura Corp.	2,800	22,613
Yamaya Corp. (d)	1,150	24,012
Yamazawa Co. Ltd.	1,000	8,420
Yamazen Corp. (d)	15,000	142,219
Yaoko Co. Ltd.	1,000	67,679
Yashima Denki Co. Ltd. (d)	7,500	90,552
Yasuda Logistics Corp.	4,900	55,273
Yellow Hat Ltd. (d)	9,200	166,775
Yodogawa Steel Works Ltd. (d)	5,500	214,742
Yokogawa Bridge Holdings Corp. (d)	8,600	159,602
Yokorei Co. Ltd. (d)	12,500	82,705
Yokowo Co. Ltd.	4,300	44,819
Yomeishu Seizo Co. Ltd.	2,400	39,854
Yondenko Corp. (d)	7,200	63,827
Yondoshi Holdings, Inc.	4,600	59,752
Yonex Co. Ltd.	9,500	140,135
Yorozu Corp.	6,500	48,803
Yoshinoya Holdings Co. Ltd.	16,100	351,918
Yotai Refractories Co. Ltd.	4,100	48,588
Yuasa Funashoku Co. Ltd.	1,300	33,459
Yuasa Trading Co. Ltd.	4,400	152,832
Yuken Kogyo Co. Ltd.	1,300	19,757
Yukiguni Maitake Co. Ltd.	2,100	14,631
Yurtec Corp.	10,300	110,098
Yushin Precision Equipment Co. Ltd.	2,900	13,068
Yushiro Chemical Industry Co. Ltd.	3,700	40,368
Yutaka Giken Co. Ltd.	600	7,676
Zaoh Co. Ltd.	800	13,934
Zenrin Co. Ltd.	9,750	59,391
Zeon Corp.	3,600	34,160
ZERIA Pharmaceutical Co. Ltd.	2,800	44,459
ZIGExN Co. Ltd.	8,400	35,505
Zojirushi Corp.	900	10,386
Zuiko Corp. (d)	4,000	34,792
		123,004,847
Jordan — 0.1%
Hikma Pharmaceuticals PLC	17,728	452,879
BHFTII-100

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Liechtenstein — 0.1%
Liechtensteinische Landesbank AG	3,366	$287,567
VP Bank AG - Class A	1,049	90,101
		377,668
Luxembourg — 0.2%
Aperam SA	10,690	335,217
RTL Group SA	3,665	124,427
SES SA (d)	84,181	421,992
		881,636
Malaysia — 0.0%
Frencken Group Ltd.	57,600	61,810
Malta — 0.0%
Gentoo Media, Inc. (a)	5,882	15,304
Mexico — 0.0%
Borr Drilling Ltd. (a)	7,723	42,399
Fresnillo PLC	10,852	89,036
		131,435
Mongolia — 0.0%
MECOM Power & Construction Ltd. (a)	211,500	4,660
Mongolian Mining Corp. (a)	63,000	73,672
SJM Holdings Ltd. (a)	384,249	152,676
Wynn Macau Ltd.	23,600	20,085
		251,093
Netherlands — 1.6%
Aalberts NV	21,747	884,207
Acomo NV	2,850	57,301
Alfen NV (a) (d)	4,827	70,865
AMG Critical Materials NV (d)	6,652	126,981
Arcadis NV	18,701	1,296,274
Basic-Fit NV (a) (d)	8,733	228,255
BE Semiconductor Industries NV	391	49,658
Brack Capital Properties NV (a)	856	67,881
Brunel International NV	6,045	59,056
Corbion NV	15,315	437,138
CTP NV	12,995	237,361
Flow Traders Ltd. (d)	8,710	183,508
ForFarmers NV	10,101	36,808
Fugro NV	26,059	593,962
IMCD NV	4,667	811,389
Kendrion NV	3,900	49,720
Koninklijke BAM Groep NV	72,114	337,751
Koninklijke Heijmans NV	6,281	181,286
Koninklijke Vopak NV	13,444	624,181
Nedap NV (d)	1,575	98,184
New World Resources PLC - Class A (a) (b) (c)	11,898	0
OCI NV	12,506	355,859
Pharming Group NV (a) (d)	76,183	63,657
PostNL NV (d)	89,608	125,367
Randstad NV (d)	5,537	275,231
SBM Offshore NV	29,300	535,039
SIF Holding NV (a)	1,469	24,611
Security Description	Shares	Value
Netherlands — (Continued)
Sligro Food Group NV (d)	6,049	$84,897
TKH Group NV (d)	10,606	447,125
TomTom NV (a) (d)	18,862	108,450
Van Lanschot Kempen NV	6,057	287,988
		8,739,990
New Zealand — 0.3%
Air New Zealand Ltd.	216,039	72,742
Arvida Group Ltd.	96,446	102,320
Briscoe Group Ltd.	13,123	40,268
Channel Infrastructure NZ Ltd.	39,302	42,461
Chorus Ltd.	20,742	114,911
Delegat Group Ltd. (a)	6,671	22,887
Eroad Ltd. (a)	7,847	5,781
Freightways Group Ltd.	26,416	152,707
Genesis Energy Ltd.	12,664	16,976
Gentrack Group Ltd. (a)	7,810	53,313
Hallenstein Glasson Holdings Ltd.	13,182	53,596
Heartland Group Holdings Ltd.	170,244	109,405
Investore Property Ltd.	48,686	35,876
KMD Brands Ltd.	106,864	32,983
Manawa Energy Ltd.	13,980	44,426
NZME Ltd.	71,247	49,544
NZX Ltd.	84,972	67,558
Oceania Healthcare Ltd. (a)	113,418	53,315
Pacific Edge Ltd. (a)	89,677	8,545
PGG Wrightson Ltd. (a)	5,854	6,700
Restaurant Brands New Zealand Ltd. (a)	7,507	17,692
Sanford Ltd.	17,782	42,587
Scales Corp. Ltd.	25,709	57,196
Serko Ltd. (a)	5,880	11,104
Skellerup Holdings Ltd.	34,311	99,193
SKY Network Television Ltd.	38,232	62,922
SKYCITY Entertainment Group Ltd.	133,795	117,327
Steel & Tube Holdings Ltd.	51,732	31,876
Summerset Group Holdings Ltd.	21,518	163,436
Tourism Holdings Ltd.	28,020	31,556
TOWER Ltd.	53,852	46,118
Turners Automotive Group Ltd.	9,196	25,977
Warehouse Group Ltd.	26,369	19,603
		1,812,901
Nigeria — 0.0%
Airtel Africa PLC (d)	74,098	113,157
Norway — 0.6%
2020 Bulkers Ltd.	3,023	44,668
ABG Sundal Collier Holding ASA	134,443	84,089
AF Gruppen ASA	720	8,630
Akastor ASA (a)	47,184	58,727
Aker BioMarine ASA	1,110	5,170
Aker Carbon Capture ASA (a)	38,063	22,942
AMSC ASA	16,816	42,593
ArcticZymes Technologies ASA (a)	4,578	7,741
Avance Gas Holding Ltd. (d)	3,339	33,415
Axactor ASA (a)	50,628	19,974
BHFTII-101

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Norway — (Continued)
B2 Impact ASA	54,575	$42,801
Belships ASA	6,016	11,346
BEWi ASA (a)	3,915	10,590
Bluenord ASA (a)	3,930	172,723
Bonheur ASA	5,418	137,103
Borregaard ASA	3,967	74,656
Bouvet ASA	11,240	74,299
BW Offshore Ltd.	24,958	67,174
Cloudberry Clean Energy ASA (a)	5,774	6,764
Crayon Group Holding ASA (a)	9,599	113,747
DNO ASA	94,590	102,695
Elkem ASA (a)	15,271	29,680
Elmera Group ASA	17,814	57,478
Elopak ASA	8,872	37,424
Europris ASA	42,752	272,866
FLEX LNG Ltd.	948	24,477
GiG Software PLC (a)	5,882	1,003
Grieg Seafood ASA	10,403	57,525
Hexagon Composites ASA (a)	32,350	138,689
Hexagon Purus ASA (a)	12,472	13,853
Kid ASA	4,880	70,355
Kitron ASA	28,832	78,176
Klaveness Combination Carriers ASA	2,039	17,875
LINK Mobility Group Holding ASA (a)	18,904	43,343
Medistim ASA	1,762	29,801
MPC Container Ships ASA	39,419	90,992
Multiconsult ASA	1,528	25,729
Nekkar ASA (a)	8,927	8,074
Norbit ASA	2,097	16,598
Nordic Mining ASA (a)	5,985	15,885
Norske Skog ASA	5,807	19,482
Norwegian Air Shuttle ASA	68,212	83,798
Odfjell Drilling Ltd.	25,648	124,182
Odfjell SE - A Shares	1,949	26,233
OKEA ASA	884	1,824
Panoro Energy ASA	8,712	22,079
Pareto Bank ASA	2,287	14,210
PhotoCure ASA (a)	2,065	10,804
Protector Forsikring ASA	1,938	44,443
Rana Gruber ASA	1,733	12,152
Sea1 offshore, Inc.	3,692	9,922
Selvaag Bolig ASA	13,262	44,500
Sparebank 1 Oestlandet	3,002	41,307
SpareBank 1 Sorost-Norge	3,854	24,846
Sparebanken More	2,450	19,490
Veidekke ASA	22,122	259,147
Volue ASA (a)	6,110	24,199
Wilh Wilhelmsen Holding ASA - Class A	1,872	80,290
XXL ASA (a)	2,592	15,202
Zaptec ASA (a)	7,253	7,639
		3,057,419
Peru — 0.0%
Hochschild Mining PLC (a)	95,965	235,289
Security Description	Shares	Value
Philippines — 0.0%
Del Monte Pacific Ltd. (a)	77,636	$5,497
Poland — 0.1%
InPost SA (a)	16,422	309,883
Portugal — 0.5%
Altri SGPS SA	22,337	124,882
Banco Comercial Portugues SA - Class R	2,143,248	968,605
Corticeira Amorim SGPS SA	2,047	20,176
CTT-Correios de Portugal SA	24,574	120,174
Greenvolt-Energias Renovaveis SA (a)	9,644	89,100
Ibersol SGPS SA	1,360	10,959
Mota-Engil SGPS SA (d)	25,385	72,567
Navigator Co. SA	64,155	263,461
NOS SGPS SA	53,329	217,017
REN - Redes Energeticas Nacionais SGPS SA	112,114	301,412
Semapa-Sociedade de Investimento e Gestao	805	12,948
Sonae SGPS SA	236,930	250,248
		2,451,549
Singapore — 1.0%
Abterra Ltd. (a) (b) (c)	51,720	0
AEM Holdings Ltd.	47,167	51,969
Avarga Ltd. (a)	46,000	7,145
Banyan Tree Holdings Ltd.	97,700	27,364
Bonvests Holdings Ltd.	18,000	13,025
Boustead Singapore Ltd.	85,671	66,752
Bukit Sembawang Estates Ltd.	56,100	164,731
Capitaland India Trust	220,172	198,477
Centurion Corp. Ltd.	98,400	60,848
China Aviation Oil Singapore Corp. Ltd.	55,000	38,656
China Sunsine Chemical Holdings Ltd.	70,000	25,822
Chuan Hup Holdings Ltd.	125,000	16,541
ComfortDelGro Corp. Ltd.	398,200	467,738
COSCO Shipping International Singapore Co. Ltd. (a)	214,300	23,389
Creative Technology Ltd. (a)	16,300	15,221
CSE Global Ltd.	122,368	40,902
Delfi Ltd.	80,600	54,484
Ezion Holdings Ltd. (a) (b) (c)	753,729	1
Ezra Holdings Ltd. (a) (b) (c)	1,000,703	1
Far East Orchard Ltd.	76,120	60,997
Food Empire Holdings Ltd.	54,000	41,716
Fraser & Neave Ltd.	36,400	37,659
Fu Yu Corp. Ltd. (a)	98,800	10,223
Geo Energy Resources Ltd.	155,000	32,387
GuocoLand Ltd.	68,800	85,091
Haw Par Corp. Ltd.	18,900	159,278
Hiap Hoe Ltd.	58,000	25,723
Ho Bee Land Ltd.	49,800	74,783
Hong Fok Corp. Ltd.	90,940	59,542
Hong Leong Asia Ltd.	52,600	33,501
Hong Leong Finance Ltd.	43,900	83,678
Hotel Grand Central Ltd.	26,435	14,789
Hour Glass Ltd.	51,300	63,801
HRnetgroup Ltd.	67,700	35,594
Hyflux Ltd. (a) (b) (c)	179,500	0
BHFTII-102

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Singapore — (Continued)
iFAST Corp. Ltd.	11,200	$63,600
IGG, Inc.	192,000	104,699
Indofood Agri Resources Ltd.	152,000	37,249
InnoTek Ltd.	17,400	6,554
Japfa Ltd. (a)	98,670	26,811
Keppel Infrastructure Trust	823,428	297,827
KSH Holdings Ltd.	25,700	3,939
Low Keng Huat Singapore Ltd.	122,600	30,611
Metro Holdings Ltd.	141,600	52,404
Mewah International, Inc.	110,000	24,392
Midas Holdings Ltd. (a) (b) (c)	452,000	0
Nanofilm Technologies International Ltd.	29,200	19,636
Netlink NBN Trust	345,500	245,935
NSL Ltd.	15,000	8,695
OM Holdings Ltd. (a)	21,506	5,712
OUE Ltd.	42,867	36,005
Oxley Holdings Ltd. (a)	268,718	17,141
Pan-United Corp. Ltd.	53,750	21,528
Propnex Ltd.	15,400	9,455
PSC Corp. Ltd.	19,000	5,174
Q&M Dental Group Singapore Ltd.	50,160	11,145
QAF Ltd.	74,167	47,899
Raffles Education Ltd. (a)	335,506	11,745
Raffles Medical Group Ltd.	178,511	127,767
Rickmers Maritime (a) (b) (c)	110,000	0
Riverstone Holdings Ltd.	4,500	3,098
SBS Transit Ltd.	25,600	48,202
Sheng Siong Group Ltd.	146,100	173,973
SHS Holdings Ltd.	47,000	4,205
SIA Engineering Co. Ltd.	55,200	103,999
SIIC Environment Holdings Ltd.	220,300	26,395
Sinarmas Land Ltd.	618,500	149,064
Sing Holdings Ltd.	82,000	20,965
Singapore Land Group Ltd.	20,800	29,252
Singapore Post Ltd.	259,000	93,887
Stamford Land Corp. Ltd.	220,201	64,229
StarHub Ltd.	117,100	112,042
Straits Trading Co. Ltd.	15,066	17,082
Swiber Holdings Ltd. (a) (b) (c)	117,749	0
Swiber Holdings Ltd. (Bonus Shares) (a) (b) (c)	117,749	0
Thomson Medical Group Ltd.	328,600	12,783
Tuan Sing Holdings Ltd.	195,273	38,733
UMS Integration Ltd.	132,112	109,937
United Overseas Insurance Ltd.	4,000	22,076
UOB-Kay Hian Holdings Ltd.	145,229	173,047
Venture Corp. Ltd.	36,900	403,406
Vicom Ltd.	26,000	27,516
Wee Hur Holdings Ltd.	85,000	23,810
Wing Tai Holdings Ltd.	109,921	115,529
Yeo Hiap Seng Ltd.	20,155	8,695
		5,089,676
South Africa — 0.0%
Pan African Resources PLC	368,191	156,351
Scatec ASA (a)	10,806	85,312
		241,663
Security Description	Shares	Value
Spain — 2.6%
Acciona SA (d)	2,171	$307,631
Acerinox SA	35,335	379,750
Aedas Homes SA	1,081	30,755
Almirall SA	20,238	196,776
Amper SA (a) (d)	302,851	35,579
Atresmedia Corp. de Medios de Comunicacion SA	23,928	126,586
Audax Renovables SA (a)	11,319	23,482
Azkoyen SA	3,142	22,731
Banco de Sabadell SA (d)	792,190	1,680,021
Bankinter SA	169,125	1,493,623
Befesa SA	9,306	269,931
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
CIE Automotive SA	9,875	283,876
Construcciones y Auxiliar de Ferrocarriles SA	4,120	163,618
Corp. ACCIONA Energias Renovables SA	1,088	25,550
Distribuidora Internacional de Alimentacion SA (a) (d)	2,455,491	34,965
Ebro Foods SA (d)	14,580	258,632
eDreams ODIGEO SA (a) (d)	17,544	132,883
Elecnor SA	8,759	183,951
Enagas SA (d)	52,283	801,169
Ence Energia y Celulosa SA (d)	32,907	109,996
Ercros SA (d)	20,859	81,142
Faes Farma SA	79,672	329,799
Fluidra SA	14,698	384,147
Gestamp Automocion SA	22,065	67,961
Global Dominion Access SA (d)	22,659	73,959
Grenergy Renovables SA (a) (d)	1,152	48,889
Grifols SA (a) (d)	27,748	315,166
Grupo Catalana Occidente SA	8,863	395,305
Grupo Empresarial San Jose SA (d)	8,320	40,658
Iberpapel Gestion SA	1,150	23,294
Indra Sistemas SA	34,725	636,738
Laboratorios Farmaceuticos Rovi SA	5,768	460,002
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (d)	186,237	224,033
Logista Integral SA	12,772	384,881
Mapfre SA	131,862	351,280
Melia Hotels International SA	31,617	228,631
Miquel y Costas & Miquel SA	8,745	119,213
Neinor Homes SA	4,237	70,819
Obrascon Huarte Lain SA (a) (d)	47,913	14,070
Pharma Mar SA	2,214	122,344
Prim SA	3,013	34,374
Promotora de Informaciones SA - Class A (a)	83,921	30,343
Prosegur Cash SA	28,432	18,509
Realia Business SA	109,360	121,725
Redeia Corp. SA	1,975	38,417
Sacyr SA	101,249	365,557
Sacyr SA (a)	2,531	9,138
Solaria Energia y Medio Ambiente SA (a) (d)	19,439	247,869
Talgo SA (a)	23,239	90,151
Tecnicas Reunidas SA (a)	11,864	156,623
Tubacex SA (d)	28,472	105,245
Unicaja Banco SA	267,421	340,370
Vidrala SA (d)	5,440	616,362
Viscofan SA	10,043	711,836
BHFTII-103

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Spain — (Continued)
Vocento SA	18,128	$14,115
		13,834,470
Sweden — 2.8%
AcadeMedia AB	21,250	141,261
AddLife AB - Class B	11,184	178,973
Addnode Group AB	29,228	319,188
AFRY AB	16,879	307,696
Alimak Group AB	13,678	153,053
Alleima AB	21,516	151,291
Alligo AB - Class B	8,890	127,326
Ambea AB	6,559	58,180
Annehem Fastigheter AB - Class B (a)	11,788	22,983
AQ Group AB	7,910	93,743
Arise AB	7,859	32,843
Arjo AB - B Shares	55,404	244,090
Atea ASA	14,965	193,426
Attendo AB	28,610	134,699
Beijer Alma AB	13,962	253,833
Bergman & Beving AB	9,571	280,049
Betsson AB - Class B	38,092	467,370
BHG Group AB (a)	13,680	20,764
Bilia AB - A Shares	20,857	246,792
Billerud Aktiebolag	5,864	67,298
BioGaia AB - B Shares	3,014	33,331
BioInvent International AB (a)	5,008	23,809
Biotage AB	1,222	22,475
Bjorn Borg AB	2,344	13,903
Bonava AB - B Shares (a)	54,204	43,521
Boozt AB (a)	5,455	60,065
Bravida Holding AB	5,903	44,442
Bufab AB	8,362	300,340
Bulten AB	4,294	28,643
Bure Equity AB	1,602	65,042
Byggmax Group AB	18,326	75,459
Catella AB	2,281	6,750
Catena AB	1,034	59,081
Cellavision AB	2,597	74,930
Cibus Nordic Real Estate AB publ	2,907	50,438
Clas Ohlson AB - B Shares	14,546	241,675
Cloetta AB - B Shares	61,762	148,809
Coor Service Management Holding AB	24,209	107,471
Corem Property Group AB - Class B	81,372	83,336
Corem Property Group AB - Class D	2,881	79,449
CTT Systems AB	466	12,483
Dios Fastigheter AB	26,164	226,054
Dometic Group AB	21,563	128,357
Dustin Group AB (a)	75,208	61,843
Eastnine AB	20,972	91,781
Elanders AB - B Shares	1,453	13,211
Electrolux Professional AB - Class B	46,563	307,453
Elekta AB - B Shares	3,238	23,142
Eltel AB (a)	18,428	13,210
Enea AB (a)	4,082	35,060
Eolus Vind AB - B Shares (d)	935	4,770
Ependion AB (d)	7,843	88,320
Security Description	Shares	Value
Sweden — (Continued)
Ework Group AB	2,864	$39,823
Fagerhult Group AB	11,446	73,313
Fastighets AB Trianon (a)	3,988	9,661
Fastighetsbolaget Emilshus AB - Class B (a)	1,066	4,914
FastPartner AB - Class A	10,644	86,814
Ferronordic AB (a)	275	1,706
FormPipe Software AB	2,450	6,417
G5 Entertainment AB	208	1,870
Granges AB (d)	31,689	380,188
Hanza AB	3,508	18,565
Heba Fastighets AB - Class B	19,054	69,736
HMS Networks AB (d)	4,108	163,531
Hoist Finance AB (a)	12,983	110,921
Humana AB (a)	6,890	24,154
Instalco AB	38,975	160,488
INVISIO AB	3,480	79,190
Inwido AB	16,291	301,588
ITAB Shop Concept AB	1,944	5,746
JM AB	14,820	296,484
Karnov Group AB (a)	14,120	113,384
K-fast Holding AB (a)	15,798	40,179
KNOW IT AB (d)	6,672	103,739
Lime Technologies AB	1,613	54,428
Lindab International AB (d)	21,935	615,078
Loomis AB	5,762	189,410
Medcap AB (a)	1,308	65,080
MEKO AB	11,543	160,317
Modern Times Group MTG AB - Class B (a)	23,462	182,518
Momentum Group AB	8,890	159,094
NCAB Group AB (d)	20,370	135,401
NCC AB - B Shares	17,089	285,732
Nederman Holding AB (d)	6,257	133,389
Net Insight AB - Class B (a)	74,697	56,419
New Wave Group AB - B Shares (d)	29,604	333,115
Nilorngruppen AB - B Shares	1,106	6,883
Nobia AB (a)	160,896	85,116
Nolato AB - B Shares (d)	47,680	262,635
Nordic Paper Holding AB	2,747	14,586
Nordic Waterproofing Holding AB	6,754	111,194
Norion Bank AB (a)	5,059	20,651
Note AB (a) (d)	2,362	26,492
NP3 Fastigheter AB	8,531	223,348
Nyfosa AB	37,968	450,144
OEM International AB - B Shares	22,800	265,899
Orron Energy AB (a)	9,493	7,769
Ovzon AB (a)	673	1,033
Peab AB - Class B	17,159	137,647
Platzer Fastigheter Holding AB - Class B	15,422	167,829
Pricer AB - B Shares (a)	45,096	47,729
Proact IT Group AB	8,496	123,710
Ratos AB - B Shares	61,820	211,680
RaySearch Laboratories AB	7,859	120,318
Rejlers AB	1,659	24,814
Rottneros AB	26,936	26,646
Rvrc Holding AB	4,676	21,805
Scandi Standard AB	13,938	115,486
BHFTII-104

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Sweden — (Continued)
Scandic Hotels Group AB (a)	33,911	$235,581
Sdiptech AB - Class B (a)	4,249	124,804
Sedana Medical AB (a)	7,868	18,591
Sensys Gatso Group AB (a)	2,792	18,035
SkiStar AB	13,849	224,968
Softronic AB - B Shares	3,875	8,471
Solid Forsakring AB	2,708	21,977
Stendorren Fastigheter AB (a)	1,576	31,735
Stillfront Group AB (a)	27,529	17,662
Storskogen Group AB - Class B	101,569	97,498
Synsam AB	2,524	12,462
Systemair AB	22,572	200,758
Tethys Oil AB	2,076	11,103
TF Bank AB (a)	690	17,952
Troax Group AB	11,680	245,193
Truecaller AB - Class B (d)	13,719	52,078
VBG Group AB - B Shares	2,838	108,667
Viaplay Group AB (a)	44,160	3,286
Vitec Software Group AB - B Shares	5,020	260,153
Vitrolife AB	793	19,958
Volati AB	1,043	11,409
		14,741,658
Switzerland — 8.2%
Accelleron Industries AG	17,490	908,191
Adecco Group AG	29,277	996,304
Allreal Holding AG	3,829	718,787
ALSO Holding AG (d)	1,870	599,163
APG SGA SA	390	91,240
Arbonia AG (a)	14,726	225,241
Aryzta AG (a)	240,805	461,913
Ascom Holding AG	3,201	20,956
Autoneum Holding AG	1,045	147,992
Avolta AG	3,073	130,274
Baloise Holding AG	8,025	1,636,781
Banque Cantonale de Geneve	750	228,756
Banque Cantonale Vaudoise	905	93,441
Barry Callebaut AG	35	64,823
Basilea Pharmaceutica AG (a)	1,461	80,064
Belimo Holding AG	2,620	1,872,084
Bell Food Group AG	640	201,158
Bellevue Group AG	2,930	55,922
Berner Kantonalbank AG	1,195	322,007
BKW AG	677	122,753
Bossard Holding AG - Class A (d)	1,729	486,877
Bucher Industries AG	1,798	816,049
Burckhardt Compression Holding AG	714	512,875
Burkhalter Holding AG	555	58,526
Bystronic AG (d)	398	163,170
Calida Holding AG	115	3,909
Carlo Gavazzi Holding AG	124	33,729
Cembra Money Bank AG (d)	7,756	724,345
Cicor Technologies Ltd. (a)	644	40,037
Cie Financiere Tradition SA	607	114,060
Clariant AG	57,069	864,691
Coltene Holding AG	1,092	65,861
Security Description	Shares	Value
Switzerland — (Continued)
CPH Group AG	227	$18,089
Daetwyler Holding AG	1,318	268,925
DKSH Holding AG	9,849	782,682
DocMorris AG (a) (d)	858	37,871
dormakaba Holding AG (d)	861	637,778
EDAG Engineering Group AG	3,171	31,567
EFG International AG	24,862	334,386
Emmi AG	591	604,439
Feintool International Holding AG (d)	1,764	36,489
Fenix Outdoor International AG	1,091	67,571
Flughafen Zurich AG	5,235	1,259,796
Forbo Holding AG	276	287,551
Fundamenta Real Estate AG (d)	4,539	85,273
Galenica AG	12,270	1,080,340
GAM Holding AG (a) (d)	30,739	7,053
Georg Fischer AG	21,135	1,597,850
Gurit Holding AG - Class BR	1,066	33,402
Helvetia Holding AG	10,528	1,819,009
Hiag Immobilien Holding AG	1,482	145,386
Highlight Communications AG (a)	7,829	8,395
Huber & Suhner AG	4,243	439,433
Hypothekarbank Lenzburg AG	3	14,600
Implenia AG	4,062	151,924
Ina Invest Holding AG (a)	1,388	32,803
Inficon Holding AG	501	722,636
International Workplace Group PLC	194,505	463,971
Interroll Holding AG	210	637,101
Intershop Holding AG	1,590	224,374
Investis Holding SA	421	54,480
Jungfraubahn Holding AG	970	201,961
Kardex Holding AG	2,082	681,970
Komax Holding AG	1,115	158,173
Kongsberg Automotive ASA (a)	156,504	23,522
Kudelski SA (a)	13,221	20,960
Landis & Gyr Group AG	4,662	433,642
LEM Holding SA (d)	144	234,396
Luzerner Kantonalbank AG	4,993	373,433
Medacta Group SA	1,178	174,024
Medmix AG	5,258	64,360
Meier Tobler Group AG	1,369	42,649
Metall Zug AG - B Shares	62	90,069
Mikron Holding AG	2,145	44,491
Mobilezone Holding AG (d)	12,863	209,021
Mobimo Holding AG	2,004	645,251
Naturenergie Holding AG	3,633	161,054
Novavest Real Estate AG	468	18,642
OC Oerlikon Corp. AG	53,535	289,757
Orell Fuessli AG	331	29,872
Orior AG (d)	1,947	117,556
Phoenix Mecano AG	244	130,704
Plazza AG - Class A	222	83,936
PSP Swiss Property AG	11,769	1,723,296
Rieter Holding AG	686	79,833
Romande Energie Holding SA	2,775	160,747
Schweiter Technologies AG	286	144,461
Schweizerische Nationalbank (a) (d)	5	21,295
BHFTII-105

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Switzerland — (Continued)
Sensirion Holding AG (a)	452	$38,991
SFS Group AG (d)	5,084	794,376
Siegfried Holding AG	1,138	1,532,366
SIG Group AG (d)	17,957	400,927
SKAN Group AG	495	46,674
St. Galler Kantonalbank AG	791	387,715
Stadler Rail AG (d)	4,535	142,290
Sulzer AG	5,258	861,652
Swiss Prime Site AG	15,133	1,696,458
Swiss Steel Holding AG (a)	807	3,817
Swissquote Group Holding SA	3,768	1,358,587
Temenos AG	15,465	1,082,900
TX Group AG	920	153,958
u-blox Holding AG (d)	2,020	186,047
Valiant Holding AG	4,473	525,689
Vaudoise Assurances Holding SA	171	93,967
Vetropack Holding AG (d)	3,634	136,655
Vontobel Holding AG	7,238	473,494
VZ Holding AG	3,926	628,304
V-ZUG Holding AG (a)	780	49,654
Walliser Kantonalbank	1,345	179,590
Warteck Invest AG (d)	65	133,569
Ypsomed Holding AG	912	444,133
Zehnder Group AG	2,819	184,586
Zug Estates Holding AG - B Shares	83	181,440
Zuger Kantonalbank	45	444,790
		43,268,857
Taiwan — 0.0%
FIT Hon Teng Ltd. (a)	80,000	25,147
Tanzania — 0.0%
Helios Towers PLC (a)	122,357	187,532
Turkey — 0.2%
Eldorado Gold Corp. (a)	51,016	886,825
United Arab Emirates — 0.0%
Shelf Drilling Ltd. (a) (d)	19,770	32,794
United Kingdom — 12.6%
4imprint Group PLC	7,046	470,416
abrdn PLC (d)	151,455	330,921
Accesso Technology Group PLC (a)	2,402	16,426
Advanced Medical Solutions Group PLC	23,347	67,443
AG Barr PLC	27,628	230,427
AJ Bell PLC	59,750	359,295
Alfa Financial Software Holdings PLC	10,992	29,421
Allfunds Group PLC	2,273	13,980
Alliance Pharma PLC (a)	95,282	55,730
Anglo-Eastern Plantations PLC	5,782	47,333
AO World PLC (a)	30,384	45,676
Ascential PLC	18,731	141,907
Ashmore Group PLC	97,994	269,084
Ashtead Technology Holdings PLC	8,590	65,237
ASOS PLC (a) (d)	1,729	9,920
Aston Martin Lagonda Global Holdings PLC (a)	5,266	8,710
Security Description	Shares	Value
United Kingdom — (Continued)
Auction Technology Group PLC (a)	2,941	$16,560
Avon Technologies PLC	5,086	82,963
Babcock International Group PLC	142,645	902,756
Bakkavor Group PLC	37,729	79,210
Balfour Beatty PLC	173,040	995,942
Barratt Developments PLC	116,274	745,660
Beazley PLC	117,835	1,201,041
Begbies Traynor Group PLC	20,686	27,118
Bellway PLC	28,810	1,200,193
Bloomsbury Publishing PLC	28,218	254,280
Bodycote PLC	59,365	479,271
boohoo Group PLC (a) (d)	68,276	27,215
Braemar PLC	7,120	27,563
Breedon Group PLC	29,978	172,021
Bridgepoint Group PLC	21,750	100,223
Britvic PLC	74,790	1,275,034
Brooks Macdonald Group PLC	486	12,341
Bytes Technology Group PLC	49,945	344,677
Capita PLC (a) (d)	344,633	88,009
Capricorn Energy PLC	30,939	82,329
Card Factory PLC	103,756	146,512
Carr's Group PLC	19,239	33,953
Castings PLC	2,870	11,615
Centaur Media PLC	92,526	37,715
Central Asia Metals PLC	24,699	64,799
Chemring Group PLC	60,304	296,107
Chesnara PLC	50,709	172,880
Clarkson PLC	8,219	405,354
Close Brothers Group PLC (d)	45,801	251,998
CMC Markets PLC	42,124	176,182
Coats Group PLC	319,324	429,547
Computacenter PLC	22,674	751,575
Concentric AB	8,059	173,609
Costain Group PLC	36,313	47,885
Cranswick PLC	15,838	1,063,423
Crest Nicholson Holdings PLC	83,456	215,973
Currys PLC (a)	250,394	299,666
CVS Group PLC	15,668	237,185
Darktrace PLC (a)	35,570	274,234
De La Rue PLC (a)	40,075	47,158
DFS Furniture PLC	51,390	83,092
Dialight PLC (a)	5,140	13,741
Direct Line Insurance Group PLC	196,487	493,121
DiscoverIE Group PLC	15,588	126,739
Domino's Pizza Group PLC	124,310	499,915
dotdigital group PLC	41,626	49,204
Dr. Martens PLC	56,127	42,395
Drax Group PLC	117,307	1,011,184
Dunelm Group PLC	27,630	427,772
easyJet PLC	5,538	38,554
Ecora Resources PLC	51,447	48,180
EKF Diagnostics Holdings PLC (d)	38,020	15,473
Elementis PLC	188,304	410,777
EnQuest PLC (a)	515,849	71,263
Epwin Group PLC	14,369	19,414
Essentra PLC (d)	94,236	192,527
BHFTII-106

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
United Kingdom — (Continued)
FDM Group Holdings PLC	21,321	$109,988
Firstgroup PLC	155,442	304,236
Flowtech Fluidpower PLC	6,703	8,072
Foresight Group Holdings Ltd.	2,157	15,001
Forterra PLC	58,426	136,056
Foxtons Group PLC	87,727	73,460
Frasers Group PLC (a)	31,394	350,901
Frontier Developments PLC (a)	3,312	10,613
Fuller Smith & Turner PLC - Class A	9,279	92,577
Fund Technologies PLC (a) (d)	3,285	72,255
Funding Circle Holdings PLC (a)	10,326	19,061
Future PLC	7,488	101,251
Galliford Try Holdings PLC	39,862	164,046
Games Workshop Group PLC	8,487	1,222,251
Gamma Communications PLC	15,986	356,516
GB Group PLC	26,230	109,101
Genuit Group PLC	68,299	438,057
Genus PLC	614	16,500
Gooch & Housego PLC (d)	2,212	11,892
Goodwin PLC (d)	121	11,872
Grafton Group PLC (CDI)	61,455	854,037
Grainger PLC	204,518	671,582
Greggs PLC	29,520	1,233,783
Gym Group PLC (a)	49,004	100,768
H&T Group PLC	1,027	5,275
Halfords Group PLC	72,677	146,181
Harbour Energy PLC	84,724	302,537
Hargreaves Lansdown PLC	808	12,050
Harworth Group PLC	10,757	27,754
Hays PLC	457,753	568,463
Headlam Group PLC	29,149	52,431
Helical PLC (REIT)	17,975	54,141
Henry Boot PLC	14,477	44,012
Hill & Smith PLC	26,057	714,227
Hilton Food Group PLC	19,243	231,452
Hiscox Ltd.	63,107	966,844
Hollywood Bowl Group PLC	35,798	148,711
Howden Joinery Group PLC	4,350	52,878
Hunting PLC	47,371	238,233
Ibstock PLC	123,730	307,586
IDOX PLC (d)	75,537	61,230
IG Group Holdings PLC	57,306	705,606
IMI PLC	24,114	585,707
Impax Asset Management Group PLC	14,750	74,753
Inchcape PLC	94,730	1,010,733
Indivior PLC (a)	13,328	131,633
IntegraFin Holdings PLC	51,584	255,980
International Distribution Services PLC	142,451	652,464
International Personal Finance PLC	79,366	158,307
iomart Group PLC	16,833	25,902
IP Group PLC (a)	225,731	150,467
IQE PLC (a) (d)	87,265	19,520
ITV PLC	636,123	681,231
J D Wetherspoon PLC (a)	21,503	213,612
James Fisher & Sons PLC (a)	15,436	73,872
James Halstead PLC	59,490	140,852
Security Description	Shares	Value
United Kingdom — (Continued)
JET2 PLC	34,034	$638,427
John Wood Group PLC (a)	195,202	330,859
Johnson Matthey PLC	18,884	385,151
Johnson Service Group PLC	61,047	127,171
Jupiter Fund Management PLC	156,485	180,947
Just Eat Takeaway.com NV (a) (d)	975	14,620
Just Group PLC	224,609	417,593
Kainos Group PLC	20,314	239,725
Keller Group PLC	23,073	498,560
Kier Group PLC	94,700	174,864
Kingfisher PLC	14,441	62,312
Kitwave Group PLC	3,724	17,426
Lancashire Holdings Ltd.	72,054	663,068
Learning Technologies Group PLC	73,668	93,756
Liontrust Asset Management PLC	12,072	94,656
LSL Property Services PLC	25,826	102,621
Luceco PLC	31,684	66,011
M&C Saatchi PLC	3,677	8,950
M&G PLC	19,027	52,793
Macfarlane Group PLC	5,811	8,588
Man Group PLC	320,565	910,164
Marks & Spencer Group PLC	128,514	641,401
Marshalls PLC	23,296	103,752
Marston's PLC (a)	211,171	117,205
McBride PLC (a)	63,975	101,569
Me Group International PLC	75,262	195,636
Mears Group PLC	36,497	184,447
Metro Bank Holdings PLC (a)	2,816	2,563
Midwich Group PLC	4,913	21,167
Mitchells & Butlers PLC (a)	84,608	334,821
Mitie Group PLC	406,977	644,559
MJ Gleeson PLC	13,112	110,564
Mobico Group PLC (a)	165,517	163,059
MONY Group PLC	146,027	412,864
Moonpig Group PLC (a)	8,893	24,343
Morgan Advanced Materials PLC	95,467	353,343
Morgan Sindall Group PLC	14,007	577,149
Mortgage Advice Bureau Holdings Ltd.	6,665	57,170
MP Evans Group PLC (d)	2,300	29,585
N Brown Group PLC (a)	27,306	9,134
Naked Wines PLC (a)	1,427	1,028
NCC Group PLC	88,729	211,616
Next 15 Group PLC	16,972	103,072
Ninety One PLC	93,523	218,291
Norcros PLC	11,343	37,161
Ocado Group PLC (a)	18,768	96,096
Odfjell Technology Ltd.	4,274	19,648
On the Beach Group PLC	32,313	60,313
OSB Group PLC	95,681	498,596
Oxford Instruments PLC	15,582	444,060
Pagegroup PLC	102,025	528,853
Paragon Banking Group PLC	63,215	658,418
PayPoint PLC	18,072	163,286
Pennon Group PLC	68,031	538,724
Persimmon PLC	31,740	696,952
Pets at Home Group PLC	142,598	582,487
BHFTII-107

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
United Kingdom — (Continued)
Pharos Energy PLC	50,968	$15,801
Phoenix Spree Deutschland Ltd. (a)	665	1,561
Pinewood Technologies Group PLC	17,259	81,959
Playtech PLC (a)	73,270	736,968
Polar Capital Holdings PLC	16,568	119,014
Porvair PLC	8,570	75,645
PPHE Hotel Group Ltd.	3,290	54,154
Premier Foods PLC	206,665	504,968
PZ Cussons PLC	74,104	95,530
QinetiQ Group PLC	161,136	969,195
Quilter PLC	370,926	658,456
Rank Group PLC	54,017	65,101
Rathbones Group PLC	10,507	251,331
Reach PLC	103,289	128,752
Record PLC	12,453	10,496
Renew Holdings PLC	9,893	139,418
Renewi PLC	25,541	218,656
Renold PLC	238	170
Ricardo PLC	13,452	79,719
Rightmove PLC	16,320	135,339
Robert Walters PLC	16,356	72,005
Rotork PLC	207,102	923,761
RS Group PLC	58,984	640,823
RWS Holdings PLC	12,286	26,685
S&U PLC	1,188	26,868
S4 Capital PLC (a) (d)	28,030	14,531
Sabre Insurance Group PLC	49,439	93,776
Saga PLC (a)	8,514	12,681
Savills PLC	35,985	570,875
Secure Trust Bank PLC	458	5,036
Senior PLC	144,428	295,212
Serco Group PLC	300,955	718,098
Serica Energy PLC	47,039	84,103
Severfield PLC	100,890	106,588
SIG PLC (a)	255,262	66,658
Sigmaroc PLC (a)	61,341	58,166
Smiths News PLC	20,535	15,871
Softcat PLC	30,193	626,392
Spectris PLC	7,718	282,261
Speedy Hire PLC	151,595	73,380
Spire Healthcare Group PLC	62,350	196,694
Spirent Communications PLC (a)	181,575	414,101
SSP Group PLC	185,760	396,092
SThree PLC	41,761	210,525
Studio Retail Group PLC (a) (b) (c)	17,439	0
STV Group PLC	7,194	23,590
Synthomer PLC (a)	35,511	105,703
Tate & Lyle PLC	97,547	890,251
Team Internet Group PLC	4,375	7,618
Telecom Plus PLC	18,238	450,400
THG PLC (a) (d)	29,472	21,679
Topps Tiles PLC	61,961	35,990
TORM PLC - Class A	7,803	265,230
TP ICAP Group PLC	235,823	747,215
Trainline PLC (a)	20,223	89,523
Travis Perkins PLC	50,576	627,932
Security Description	Shares	Value
United Kingdom — (Continued)
Trifast PLC	20,432	$21,428
TT Electronics PLC	54,423	69,637
Vanquis Banking Group PLC	52,029	41,237
Verici Dx PLC (a)	760	69
Vertu Motors PLC	46,012	37,016
Vesuvius PLC	68,585	358,052
Victrex PLC	19,606	254,830
Videndum PLC (a)	14,491	48,998
Virgin Money U.K. PLC	239,897	699,191
Vistry Group PLC (a)	72,731	1,273,310
Volex PLC	24,134	107,570
Volution Group PLC	34,155	280,066
Vp PLC (d)	4,147	35,212
Watches of Switzerland Group PLC (a)	47,460	304,025
Watkin Jones PLC (a) (d)	46,386	15,948
WH Smith PLC	30,332	592,522
Wickes Group PLC	76,029	178,364
Xaar PLC (a)	18,088	24,792
XPS Pensions Group PLC	15,758	60,985
Young & Co.'s Brewery PLC	3,097	25,682
Young & Co.'s Brewery PLC - Class A	4,640	56,538
Zigup PLC	57,053	293,770
Zotefoams PLC	7,268	40,914
		66,645,469
United States — 1.1%
ADTRAN Holdings, Inc. (a)	6,835	40,080
Alcoa Corp. (CDI)	7,810	314,063
Bausch Health Cos., Inc. (a) (d)	56,435	460,522
BRP, Inc.	233	13,873
Burford Capital Ltd.	42,289	561,303
Diversified Energy Co. PLC (d)	9,570	108,343
Energy Fuels, Inc. (a) (d)	7,296	40,082
Frontage Holdings Corp. (a)	58,000	6,048
MDA Space Ltd. (a)	16,664	214,145
Ormat Technologies, Inc.	1	43
Primo Water Corp.	2,400	60,600
Primo Water Corp. (d)	42,105	1,062,237
PureTech Health PLC (a)	40,584	79,783
Qiagen NV (a)	319	14,537
REC Silicon ASA (a)	64,361	56,999
Reliance Worldwide Corp. Ltd.	176,413	721,261
RHI Magnesita NV	1,193	54,706
Samsonite International SA	225,900	613,546
Signify NV	28,840	679,336
Sims Ltd.	43,872	385,831
Sinch AB (a)	77,098	232,186
TI Fluid Systems PLC	36,125	79,513
Varia U.S. Properties AG (d)	1,203	46,923
Viemed Healthcare, Inc. (a)	5,284	38,732
		5,884,692
Total Common Stocks (Cost $472,967,107)		525,787,030

BHFTII-108

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Preferred Stocks—0.4%
Security Description	Shares/ Principal Amount*	Value

Germany — 0.4%
Draegerwerk AG & Co. KGaA	3,031	$157,834
Einhell Germany AG	246	16,014
FUCHS SE	17,122	831,564
Jungheinrich AG	14,969	450,669
Sixt SE (d)	4,716	274,570
STO SE & Co. KGaA	618	84,066
Villeroy & Boch AG	505	9,560
		1,824,277
Italy — 0.0%
Danieli & C Officine Meccaniche SpA (Savings Shares)	4,725	113,468
Total Preferred Stocks (Cost $1,771,230)		1,937,745

Warrants—0.0%
Australia — 0.0%
Arafura Rare Earths Ltd., Expires 06/20/25 (a)	12,974	206
Australian Strategic Materials Ltd., Expires 10/31/27 (a)	7	0
Calidus Resources Ltd., Expires 11/15/26 (a) (b) (c)	4,517	88
Galan Lithium Ltd., Expires 07/24/25 (a)	2,469	0
Panoramic Resources Ltd., Expires 09/16/24 (a)	39,049	0
		294
Italy — 0.0%
Webuild SpA, Expires 08/02/30 (a) (d)	6,346	0
Total Warrants (Cost $0)		294

Rights—0.0%
Australia — 0.0%
Galan Lithium Ltd. (a)	9,614	96
Austria — 0.0%
Intercell AG (a) (b) (c)	24,163	0
Total Rights (Cost $0)		96

Securities Lending Reinvestments (e)—5.6%
Time Deposit — 0.2%
First Abu Dhabi Bank USA NV 4.820%, 10/01/24	1,000,000	1,000,000

Repurchase Agreements — 2.9%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $1,900,261; collateralized by various Common Stock with an aggregate market value of $2,116,009	1,900,000	1,900,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $2,000,276; collateralized by various Common Stock with an aggregate market value of $2,227,378	2,000,000	2,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements — (Continued)
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $1,000,138; collateralized by various Common Stock with an aggregate market value of $1,113,689	1,000,000	$1,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $4,257,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $4,341,561	4,256,432	4,256,432
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $1,000,964; collateralized by various Common Stock with an aggregate market value of $1,115,660	1,000,000	1,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $100,014; collateralized by various Common Stock with an aggregate market value of $111,542	100,000	100,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $4,000,541; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $4,081,561	4,000,000	4,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $1,000,137; collateralized by various Common Stock with an aggregate market value of $1,100,151	1,000,000	1,000,000
		15,256,432

Mutual Funds — 2.5%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (f)	4,000,000	4,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (f)	4,000,000	4,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.840% (f)	4,000,000	4,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 4.810% (f)	1,149,584	1,149,584
		13,149,584
Total Securities Lending Reinvestments (Cost $29,406,016)		29,406,016
Total Investments—105.1% (Cost $504,144,353)		557,131,181
Other assets and liabilities (net)—(5.1)%		(26,837,561)
Net Assets—100.0%		$530,293,620

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.1% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	All or a portion of the security was held on loan. As of September 30, 2024, the market value of
BHFTII-109

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)

securities loaned was $76,702,563 and the collateral received consisted of cash in the amount of
$29,406,016 and non-cash collateral with a value of $54,806,870. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2024.

Ten Largest Industries as of September 30, 2024 (Unaudited)	% of Net Assets
Machinery	6.9
Metals & Mining	5.8
Banks	5.2
Real Estate Management & Development	4.5
Capital Markets	3.8
Chemicals	3.8
Food Products	3.4
Oil, Gas & Consumable Fuels	3.4
Construction & Engineering	3.4
Insurance	3.1
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$757,998	$34,401,611	$295,806	$35,455,415
Austria	—	7,597,489	0	7,597,489
Belgium	1,753	8,569,149	0	8,570,902
Bermuda	—	19,614	—	19,614
Brazil	300,332	395,975	—	696,307
Burkina Faso	898,359	—	—	898,359
Cambodia	—	122,350	—	122,350
Canada	53,713,246	186,259	128	53,899,633
China	386,505	596,439	—	982,944
Colombia	150,715	—	—	150,715
Cyprus	—	27,326	—	27,326
Denmark	—	15,227,842	—	15,227,842
Egypt	—	721,637	—	721,637
Faeroe Islands	—	25,175	—	25,175
Finland	687,560	11,903,574	0	12,591,134
France	28,005	25,342,179	0	25,370,184
Georgia	—	992,787	—	992,787
Germany	—	31,379,641	—	31,379,641
Ghana	—	119,179	—	119,179
Greece	—	63,763	—	63,763
Greenland	—	13,823	—	13,823
Guernsey, Channel Islands	—	—	0	0
Hong Kong	689,687	7,712,531	10,736	8,412,954
Indonesia	14,247	784,625	—	798,872
Iraq	—	122,091	—	122,091
Ireland	—	2,203,070	—	2,203,070
Isle of Man	—	36,611	—	36,611
Israel	155,554	5,660,410	—	5,815,964
Italy	—	20,730,109	—	20,730,109
Japan	—	122,924,224	80,623	123,004,847
Jordan	—	452,879	—	452,879
BHFTII-110

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Liechtenstein	$—	$377,668	$—	$377,668
Luxembourg	—	881,636	—	881,636
Malaysia	—	61,810	—	61,810
Malta	—	15,304	—	15,304
Mexico	42,399	89,036	—	131,435
Mongolia	—	251,093	—	251,093
Netherlands	67,881	8,672,109	0	8,739,990
New Zealand	—	1,812,901	—	1,812,901
Nigeria	—	113,157	—	113,157
Norway	1,003	3,056,416	—	3,057,419
Peru	—	235,289	—	235,289
Philippines	—	5,497	—	5,497
Poland	—	309,883	—	309,883
Portugal	—	2,451,549	—	2,451,549
Singapore	41,622	5,048,052	2	5,089,676
South Africa	—	241,663	—	241,663
Spain	—	13,834,470	0	13,834,470
Sweden	—	14,741,658	—	14,741,658
Switzerland	—	43,268,857	—	43,268,857
Taiwan	—	25,147	—	25,147
Tanzania	—	187,532	—	187,532
Turkey	886,825	—	—	886,825
United Arab Emirates	—	32,794	—	32,794
United Kingdom	—	66,645,469	0	66,645,469
United States	1,904,728	3,979,964	—	5,884,692
Total Common Stocks	60,728,419	464,671,316	387,295	525,787,030
Total Preferred Stocks*	—	1,937,745	—	1,937,745
Rights
Australia	—	96	—	96
Austria	—	—	0	—
Total Rights	—	96	0	96
Total Warrants*	206	—	88	294
Securities Lending Reinvestments
Mutual Funds	13,149,584	—	—	13,149,584
Repurchase Agreements	—	15,256,432	—	15,256,432
Time Deposit	—	1,000,000	—	1,000,000
Total Securities Lending Reinvestments*	13,149,584	16,256,432	—	29,406,016
Total Investments	$73,878,209	$482,865,589	$387,383	$557,131,181
Collateral for Securities Loaned (Liability)	$—	$(29,406,016)	$—	$(29,406,016)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
During the period ended September 30, 2024, transfers into Level 3 in the amount of $487,185 were due to trading halts on the securities' respective exchanges which resulted in the lack of observable inputs.
BHFTII-111

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—60.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.7%
Boeing Co. (a)	6,983	$1,061,696
General Dynamics Corp.	17,786	5,374,929
RTX Corp.	18,969	2,298,284
		8,734,909
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	21,269	2,347,460
Automobile Components — 0.1%
Goodyear Tire & Rubber Co. (a)	65,623	580,764
Banks — 1.0%
Citizens Financial Group, Inc.	34,621	1,421,884
Wells Fargo & Co.	200,602	11,332,007
		12,753,891
Beverages — 0.5%
Constellation Brands, Inc. - Class A	12,594	3,245,348
Keurig Dr. Pepper, Inc.	70,514	2,642,865
		5,888,213
Biotechnology — 1.3%
AbbVie, Inc.	17,696	3,494,606
Alnylam Pharmaceuticals, Inc. (a)	1,617	444,724
Amgen, Inc.	1,990	641,198
Apellis Pharmaceuticals, Inc. (a)	5,523	159,283
Ascendis Pharma AS (ADR) (a)	2,163	322,958
Avidity Biosciences, Inc. (a)	9,246	424,669
Biogen, Inc. (a)	3,483	675,145
Blueprint Medicines Corp. (a)	2,078	192,215
Celldex Therapeutics, Inc. (a) (b)	8,667	294,591
Crinetics Pharmaceuticals, Inc. (a)	4,896	250,186
Cytokinetics, Inc. (a) (b)	28,818	1,521,590
Gilead Sciences, Inc.	6,730	564,243
Merus NV (a)	5,172	258,393
Nuvalent, Inc. - Class A (a)	1,648	168,590
Regeneron Pharmaceuticals, Inc. (a)	1,663	1,748,212
REVOLUTION Medicines, Inc. (a)	9,829	445,745
Rocket Pharmaceuticals, Inc. (a)	8,032	148,351
Sarepta Therapeutics, Inc. (a)	1,679	209,690
Ultragenyx Pharmaceutical, Inc. (a)	5,286	293,637
United Therapeutics Corp. (a)	856	306,748
Vaxcyte, Inc. (a)	3,103	354,580
Vertex Pharmaceuticals, Inc. (a)	6,027	2,803,037
		15,722,391
Broadline Retail — 2.9%
Amazon.com, Inc. (a)	192,367	35,843,743
Building Products — 0.5%
AZEK Co., Inc. (a)	57,068	2,670,782
Builders FirstSource, Inc. (a)	10,702	2,074,690
Hayward Holdings, Inc. (a)	8,243	126,448
Johnson Controls International PLC	14,779	1,146,998
Trane Technologies PLC	1,251	486,301
		6,505,219
Security Description	Shares	Value
Capital Markets — 2.5%
ARES Management Corp. - Class A	49,401	$7,698,652
Bank of New York Mellon Corp.	47,171	3,389,708
KKR & Co., Inc.	57,981	7,571,159
Nasdaq, Inc.	69,200	5,052,292
S&P Global, Inc.	12,913	6,671,114
		30,382,925
Chemicals — 1.4%
Arcadium Lithium PLC (a) (b)	76,058	216,765
Cabot Corp. (b)	18,831	2,104,741
Celanese Corp.	16,225	2,205,951
FMC Corp.	28,391	1,872,102
Ingevity Corp. (a)	16,030	625,170
Linde PLC	13,863	6,610,710
PPG Industries, Inc.	21,873	2,897,298
		16,532,737
Commercial Services & Supplies — 0.5%
Clean Harbors, Inc. (a)	15,061	3,640,394
Waste Connections, Inc.	11,568	2,068,590
		5,708,984
Consumer Finance — 0.6%
American Express Co.	28,539	7,739,777
Consumer Staples Distribution & Retail — 0.3%
U.S. Foods Holding Corp. (a)	57,571	3,540,616
Distributors — 0.3%
Pool Corp. (b)	8,945	3,370,476
Electric Utilities — 0.7%
NextEra Energy, Inc.	35,598	3,009,099
PG&E Corp.	297,054	5,872,757
		8,881,856
Electrical Equipment — 0.4%
Emerson Electric Co.	15,135	1,655,315
Vertiv Holdings Co. - Class A	31,160	3,100,108
		4,755,423
Electronic Equipment, Instruments & Components — 0.3%
Flex Ltd. (a)	104,543	3,494,872
Entertainment — 0.6%
Netflix, Inc. (a)	8,532	6,051,492
Spotify Technology SA (a)	4,863	1,792,161
		7,843,653
Financial Services — 2.6%
Berkshire Hathaway, Inc. - Class B (a)	23,694	10,905,401
Block, Inc. (a)	65,941	4,426,619
Corpay, Inc. (a)	7,299	2,282,835
Equitable Holdings, Inc.	44,299	1,861,887
PayPal Holdings, Inc. (a)	49,268	3,844,382
Visa, Inc. - Class A (b)	14,620	4,019,769
BHFTII-112

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Financial Services—(Continued)
WEX, Inc. (a) (b)	22,121	$4,639,437
		31,980,330
Food Products — 0.2%
Freshpet, Inc. (a)	17,634	2,411,802
Gas Utilities — 0.3%
Atmos Energy Corp. (b)	26,353	3,655,425
Ground Transportation — 1.2%
JB Hunt Transport Services, Inc.	4,595	791,857
Knight-Swift Transportation Holdings, Inc.	39,174	2,113,437
Ryder System, Inc.	16,769	2,444,920
Uber Technologies, Inc. (a)	116,969	8,791,390
		14,141,604
Health Care Equipment & Supplies — 1.3%
Align Technology, Inc. (a)	1,816	461,845
Boston Scientific Corp. (a)	75,779	6,350,280
Dexcom, Inc. (a)	2,264	151,779
Edwards Lifesciences Corp. (a)	58,888	3,886,019
Intuitive Surgical, Inc. (a)	10,564	5,189,776
		16,039,699
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc. (a)	21,577	1,368,198
agilon health, Inc. (a) (b)	207,899	817,043
Cencora, Inc.	14,376	3,235,750
Centene Corp. (a)	21,246	1,599,399
Elevance Health, Inc.	5,551	2,886,520
HCA Healthcare, Inc.	7,408	3,010,833
Humana, Inc.	3,156	999,631
Molina Healthcare, Inc. (a) (b)	4,498	1,549,831
UnitedHealth Group, Inc.	15,136	8,849,717
		24,316,922
Health Care REITs — 0.4%
Welltower, Inc.	33,704	4,315,123
Hotel & Resort REITs — 0.2%
Ryman Hospitality Properties, Inc. (b)	21,474	2,302,872
Hotels, Restaurants & Leisure — 1.5%
Chipotle Mexican Grill, Inc. (a)	80,360	4,630,343
Domino's Pizza, Inc.	8,659	3,724,582
Hyatt Hotels Corp. - Class A (b)	18,531	2,820,418
Royal Caribbean Cruises Ltd.	15,221	2,699,597
Starbucks Corp.	49,393	4,815,324
		18,690,264
Household Durables — 0.4%
Champion Homes, Inc. (a)	30,341	2,877,844
Lennar Corp. - Class A	9,469	1,775,248
		4,653,092
Security Description	Shares	Value
Household Products — 0.6%
Procter & Gamble Co.	39,736	$6,882,275
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	28,102	3,331,211
Insurance — 2.0%
American International Group, Inc.	67,645	4,953,643
Arch Capital Group Ltd. (a)	36,885	4,126,694
Assured Guaranty Ltd.	22,119	1,758,903
Everest Group Ltd.	12,284	4,813,240
Hamilton Insurance Group Ltd. - Class B (a)	45,281	875,735
Progressive Corp.	19,840	5,034,598
SiriusPoint Ltd. (a)	58,993	845,960
Trupanion, Inc. (a)	59,629	2,503,225
		24,911,998
Interactive Media & Services — 3.1%
Alphabet, Inc. - Class A	196,243	32,546,902
Meta Platforms, Inc. - Class A	9,375	5,366,625
		37,913,527
IT Services — 0.3%
MongoDB, Inc. (a)	14,991	4,052,817
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	17,575	2,609,536
Danaher Corp.	20,546	5,712,199
ICON PLC (a)	5,748	1,651,458
Thermo Fisher Scientific, Inc.	2,178	1,347,245
		11,320,438
Machinery — 0.6%
Deere & Co.	3,263	1,361,748
Flowserve Corp. (b)	10,431	539,178
Fortive Corp.	9,519	751,335
Helios Technologies, Inc.	12,685	605,075
IDEX Corp.	6,190	1,327,755
Middleby Corp. (a)	16,573	2,305,801
		6,890,892
Media — 0.4%
New York Times Co. - Class A	35,596	1,981,629
Omnicom Group, Inc.	33,295	3,442,370
		5,423,999
Metals & Mining — 0.1%
Nucor Corp.	6,057	910,609
Multi-Utilities — 0.5%
Sempra	73,368	6,135,766
Oil, Gas & Consumable Fuels — 2.5%
EQT Corp. (b)	36,620	1,341,757
Exxon Mobil Corp.	123,839	14,516,408
Marathon Petroleum Corp.	21,910	3,569,358
Shell PLC (ADR)	107,271	7,074,522
BHFTII-113

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Targa Resources Corp.	23,696	$3,507,245
		30,009,290
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	71,307	3,621,683
Personal Care Products — 1.1%
BellRing Brands, Inc. (a)	29,430	1,786,990
elf Beauty, Inc. (a)	9,388	1,023,574
Haleon PLC (ADR) (b)	421,419	4,458,613
Kenvue, Inc.	63,963	1,479,464
Unilever PLC (ADR) (b)	74,063	4,811,132
		13,559,773
Pharmaceuticals — 2.6%
AstraZeneca PLC (ADR)	49,568	3,861,843
Eli Lilly & Co.	15,782	13,981,905
GSK PLC (ADR)	49,909	2,040,280
Longboard Pharmaceuticals, Inc. (a) (b)	18,900	629,937
Merck & Co., Inc.	69,807	7,927,283
Novartis AG (ADR) (b)	6,137	705,878
Novo Nordisk AS (ADR)	14,363	1,710,202
Structure Therapeutics, Inc. (ADR) (a) (b)	23,077	1,012,850
Verona Pharma PLC (ADR) (a)	11,469	329,963
		32,200,141
Professional Services — 0.5%
Dayforce, Inc. (a) (b)	57,064	3,495,170
Science Applications International Corp. (b)	17,945	2,499,200
		5,994,370
Real Estate Management & Development — 0.0%
CoStar Group, Inc. (a)	6,321	476,856
Residential REITs — 0.2%
Camden Property Trust	23,556	2,909,873
Semiconductors & Semiconductor Equipment — 6.4%
Broadcom, Inc. (b)	102,457	17,673,832
First Solar, Inc. (a)	4,961	1,237,472
KLA Corp.	4,146	3,210,704
NVIDIA Corp.	428,770	52,069,829
NXP Semiconductors NV	13,249	3,179,892
		77,371,729
Software — 6.3%
Adobe, Inc. (a)	17,437	9,028,530
Atlassian Corp. - Class A (a)	14,258	2,264,313
HubSpot, Inc. (a)	7,810	4,151,796
Microsoft Corp.	118,794	51,117,058
ServiceNow, Inc. (a)	4,116	3,681,309
Synopsys, Inc. (a)	13,688	6,931,467
		77,174,473
Specialized REITs — 0.3%
Equinix, Inc.	3,836	3,404,949
Security Description	Shares/ Principal Amount*	Value
Specialty Retail — 1.1%
Abercrombie & Fitch Co. - Class A (a)	12,927	$1,808,487
Home Depot, Inc.	11,498	4,658,990
TJX Cos., Inc.	59,883	7,038,648
		13,506,125
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	222,114	51,752,562
Trading Companies & Distributors — 0.1%
AerCap Holdings NV	11,734	1,111,444
Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.	41,075	8,476,237
Total Common Stocks (Cost $578,790,860)		732,478,079

U.S. Treasury & Government Agencies—24.6%
Agency Sponsored Mortgage-Backed — 16.7%
Federal Home Loan Mortgage Corp.
2.000%, 05/01/36	327,382	301,246
2.000%, 06/01/36	112,333	103,364
2.000%, 03/01/37	879,081	805,042
2.000%, 12/01/40	67,307	58,865
2.000%, 05/01/41	445,851	389,022
2.000%, 12/01/41	480,911	418,486
2.000%, 09/01/50	209,538	175,462
2.000%, 10/01/50	405,167	337,696
2.000%, 02/01/51	609,223	510,572
2.000%, 03/01/51	1,942,283	1,617,241
2.000%, 04/01/51	708,177	589,124
2.000%, 05/01/51	381,260	320,809
2.000%, 08/01/51	159,158	132,697
2.000%, 11/01/51	160,702	134,621
2.000%, 04/01/52	634,527	533,335
2.500%, 05/01/50	210,400	184,914
2.500%, 06/01/50	267,561	234,073
2.500%, 07/01/50	1,499,628	1,313,013
2.500%, 09/01/50	416,033	364,391
2.500%, 11/01/50	461,061	402,188
2.500%, 02/01/51	140,196	123,095
2.500%, 03/01/51	354,427	309,081
2.500%, 05/01/51	175,270	152,889
2.500%, 07/01/51	178,006	155,343
2.500%, 08/01/51	140,042	121,978
2.500%, 10/01/51	270,472	235,641
2.500%, 04/01/52	878,582	765,134
3.000%, 07/01/28	108,309	106,273
3.000%, 08/01/29	67,788	66,464
3.000%, 10/01/32	162,899	158,291
3.000%, 04/01/33	167,182	162,450
3.000%, 11/01/36	331,697	316,303
3.000%, 01/01/37	229,029	218,330
3.000%, 12/01/44	4,438	4,106
3.000%, 08/01/46	388,667	355,928
3.000%, 10/01/46	396,686	364,363
BHFTII-114

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 11/01/46	878,050	$807,478
3.000%, 12/01/46	256,125	235,372
3.000%, 01/01/47	244,826	224,344
3.000%, 07/01/50	170,658	155,653
3.000%, 08/01/51	67,305	61,018
3.000%, 05/01/52	267,995	243,061
3.500%, 08/01/34	178,095	174,461
3.500%, 08/01/42	46,787	45,023
3.500%, 11/01/42	60,298	57,662
3.500%, 06/01/46	54,609	51,590
3.500%, 10/01/47	236,312	223,249
3.500%, 12/01/47	93,771	88,489
3.500%, 03/01/48	222,602	211,150
3.500%, 12/01/48	145,778	137,561
4.000%, 05/01/42	200,314	198,282
4.000%, 08/01/42	61,527	60,624
4.000%, 09/01/42	80,774	79,588
4.000%, 07/01/44	3,713	3,686
4.000%, 02/01/46	64,570	63,116
4.000%, 04/01/47	32,492	31,886
4.000%, 09/01/48	30,300	29,505
4.000%, 04/01/49	595,789	579,328
4.000%, 05/01/49	120,006	117,173
4.000%, 07/01/49	452,997	442,196
4.500%, 09/01/43	33,408	33,495
4.500%, 11/01/43	286,222	287,398
4.500%, 06/01/53	249,292	245,182
5.000%, 05/01/39	2,469	2,531
5.000%, 06/01/41	174,474	179,727
5.000%, 09/01/52	592,318	593,161
5.000%, 11/01/52	298,599	298,795
5.000%, 12/01/52	333,775	334,061
5.000%, 01/01/53	3,184,709	3,186,531
5.000%, 04/01/53	250,525	252,047
5.500%, 07/01/33	33,426	34,276
5.500%, 04/01/39	15,379	15,847
5.500%, 06/01/41	56,704	58,448
5.500%, 02/01/53	525,433	534,636
5.500%, 09/01/54	1,250,001	1,264,560
6.000%, 11/01/52	280,978	288,153
6.000%, 12/01/52	329,696	340,163
6.000%, 03/01/53	168,520	174,688
6.000%, 06/01/54	1,750,349	1,796,644
6.000%, 08/01/54	1,094,793	1,125,517
6.400%, 1Y RFUCCT + 1.900%, 02/01/41 (c)	3,526	3,580
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.570%, 12/25/33 (c) (d)	1,466,580	47,114
0.729%, 03/25/27 (c) (d)	3,900,251	48,099
0.739%, 10/25/26 (c) (d)	1,075,085	10,652
0.879%, 06/25/27 (c) (d)	2,339,681	37,703
0.966%, 11/25/30 (c) (d)	952,264	40,615
1.115%, 10/25/30 (c) (d)	1,638,739	79,662
1.209%, 06/25/30 (c) (d)	3,025,072	159,086
1.233%, 01/25/30 (c) (d)	2,429,399	115,996
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
1.535%, 05/25/30 (c) (d)	2,343,954	$155,194
1.678%, 05/25/30 (c) (d)	1,474,949	106,168
5.355%, 01/25/29 (c)	568,000	595,828
Federal Home Loan Mortgage Corp. REMICS
Zero Coupon, 11/15/36 (e)	7,878	6,586
1.000%, 02/25/51	471,352	407,828
1.750%, 10/15/42	127,968	111,990
2.000%, 07/25/50	128,580	113,731
2.500%, 05/15/28 (d)	29,757	901
2.500%, 06/25/50 (d)	704,233	101,171
2.500%, 03/25/52	424,211	380,423
3.000%, 03/15/28 (d)	57,140	1,917
3.000%, 05/15/32 (d)	15,980	197
3.000%, 03/15/33 (d)	52,796	4,044
3.000%, 03/25/40	500,000	446,008
3.000%, 05/15/46	226,261	212,166
3.000%, 09/25/51 (d)	656,402	120,402
3.250%, 11/15/41	74,840	70,552
3.500%, 09/15/26 (d)	8,919	201
3.500%, 03/15/27 (d)	6,444	83
3.500%, 03/15/41 (d)	30,470	928
3.500%, 10/15/45	102,424	95,533
3.500%, 12/15/46	246,191	231,544
4.000%, 07/15/27 (d)	12,081	208
4.000%, 03/15/28 (d)	15,202	322
4.000%, 06/15/28 (d)	10,216	246
4.000%, 07/15/30 (d)	51,553	3,130
4.000%, 05/25/40 (d)	272,769	39,084
4.000%, 09/15/41	297,620	293,278
4.000%, 03/25/45 (d)	557,950	96,584
4.750%, 07/15/39	163,382	166,292
5.000%, 09/15/33 (d)	69,498	9,865
5.000%, 02/15/48 (d)	104,575	21,235
5.500%, 08/15/33	18,073	18,797
5.500%, 07/15/36	40,352	42,487
5.500%, 06/15/46	56,927	59,974
6.500%, 07/15/36	41,511	43,385
6.500%, 04/15/39 (d)	248,508	49,963
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
2.500%, 08/25/59	438,643	373,030
3.500%, 11/25/57	376,124	351,297
3.500%, 03/25/58	714,386	653,146
3.500%, 07/25/58	1,039,500	961,133
3.500%, 08/25/58	203,997	187,581
3.500%, 10/25/58	777,587	711,584
Federal Home Loan Mortgage Corp. STACR REMICS Trust
8.180%, SOFR30A + 2.900%, 04/25/42 (144A) (c)	359,000	371,315
8.630%, SOFR30A + 3.350%, 05/25/42 (144A) (c)	495,000	518,866
8.630%, SOFR30A + 3.350%, 06/25/43 (144A) (c)	1,000,000	1,048,507
8.680%, SOFR30A + 3.400%, 10/25/41 (144A) (c)	450,000	463,957
8.780%, SOFR30A + 3.500%, 03/25/42 (144A) (c)	115,000	120,592
8.780%, SOFR30A + 3.500%, 05/25/43 (144A) (c)	945,000	1,000,342
8.830%, SOFR30A + 3.550%, 08/25/42 (144A) (c)	155,000	163,549
BHFTII-115

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust
8.930%, SOFR30A + 3.650%, 11/25/41 (144A) (c)	426,000	$443,279
8.980%, SOFR30A + 3.700%, 09/25/42 (144A) (c)	425,000	448,906
9.280%, SOFR30A + 4.000%, 07/25/42 (144A) (c)	380,000	404,148
9.780%, SOFR30A + 4.500%, 06/25/42 (144A) (c)	600,000	643,368
Federal Home Loan Mortgage Corp. STRIPS
1.500%, 05/15/37 (d)	2,102,239	112,039
2.000%, 06/15/52 (d)	914,645	115,221
2.500%, 03/15/52 (d)	693,856	100,883
2.500%, 08/25/52 (d)	813,880	123,564
Federal National Mortgage Association
1.500%, 09/01/51	1,870,667	1,481,713
2.000%, 05/01/36	373,179	343,386
2.000%, 06/01/36	535,255	493,174
2.000%, 08/01/36	426,307	392,269
2.000%, 09/01/36	252,460	232,300
2.000%, 12/01/36	192,691	177,303
2.000%, 01/01/37	50,767	46,491
2.000%, 09/01/40	268,883	235,509
2.000%, 12/01/40	972,044	852,225
2.000%, 04/01/41	292,707	256,025
2.000%, 05/01/41	93,496	81,586
2.000%, 10/01/41	355,221	309,360
2.000%, 02/01/42	223,403	195,186
2.000%, 08/01/50	206,863	171,575
2.000%, 12/01/50	565,438	471,315
2.000%, 01/01/51	318,650	271,209
2.000%, 02/01/51	1,887,411	1,571,968
2.000%, 03/01/51	3,126,501	2,598,914
2.000%, 04/01/51	3,366,564	2,796,957
2.000%, 05/01/51	1,170,241	972,215
2.000%, 07/01/51	515,328	430,722
2.250%, 04/01/33	200,057	173,213
2.500%, 06/01/40	606,813	552,330
2.500%, 04/01/50	230,350	200,880
2.500%, 06/01/50	263,741	230,082
2.500%, 07/01/50	44,682	38,966
2.500%, 09/01/50	413,492	360,593
2.500%, 10/01/50	695,932	611,490
2.500%, 01/01/51	300,293	263,357
2.500%, 05/01/51	4,946,062	4,329,756
2.500%, 06/01/51	587,719	511,287
2.500%, 07/01/51	342,176	298,486
2.500%, 08/01/51	180,658	159,304
2.500%, 09/01/51	220,032	191,765
2.500%, 10/01/51	1,595,694	1,389,727
2.500%, 11/01/51	3,169,825	2,779,651
2.500%, 12/01/51	392,477	343,748
2.500%, 01/01/52	390,673	342,374
2.500%, 03/01/52	579,860	505,638
2.500%, 04/01/52	396,041	344,915
2.500%, 01/01/57	518,222	447,347
3.000%, 07/01/28	224,072	219,751
3.000%, 02/01/31	38,713	37,797
3.000%, 08/01/33	114,366	111,087
3.000%, 03/01/37	263,088	249,801
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.000%, 02/01/43	300,481	$278,718
3.000%, 03/01/43	377,384	350,003
3.000%, 04/01/43	367,065	340,442
3.000%, 05/01/43	957,956	888,369
3.000%, 06/01/43	535,532	500,705
3.000%, 12/01/49	42,284	38,637
3.000%, 02/01/50	179,581	164,399
3.000%, 08/01/50	630,327	576,745
3.000%, 10/01/50	264,350	240,231
3.000%, 12/01/50	356,449	324,668
3.000%, 04/01/51	132,231	119,801
3.000%, 05/01/51	325,220	298,266
3.000%, 06/01/51	71,408	64,730
3.000%, 07/01/51	89,295	81,026
3.000%, 08/01/51	165,432	150,819
3.000%, 10/01/51	202,748	183,491
3.000%, 11/01/51	895,738	810,087
3.000%, 12/01/51	491,167	444,990
3.000%, 01/01/52	237,576	214,619
3.000%, 04/01/52	235,446	213,614
3.000%, 05/01/52	343,436	311,032
3.500%, 03/01/43	12,734	12,172
3.500%, 05/01/43	29,739	28,395
3.500%, 07/01/43	63,567	60,693
3.500%, 08/01/43	605,684	576,437
3.500%, 10/01/44	113,377	107,785
3.500%, 02/01/45	115,467	109,296
3.500%, 01/01/46	131,849	124,439
3.500%, 03/01/46	97,144	91,874
3.500%, 09/01/46	184,425	174,206
3.500%, 10/01/46	83,806	79,085
3.500%, 11/01/46	82,508	78,376
3.500%, 12/01/46	484,081	462,222
3.500%, 05/01/47	168,918	159,404
3.500%, 09/01/47	358,174	338,319
3.500%, 12/01/47	49,883	47,443
3.500%, 01/01/48	204,647	193,115
3.500%, 02/01/48	885,274	842,219
3.500%, 07/01/48	260,825	246,135
3.500%, 11/01/48	54,408	51,343
3.500%, 04/01/52	565,175	531,023
3.500%, 09/01/57	891,608	828,060
3.500%, 05/01/58	508,062	471,851
3.520%, 11/01/32	380,000	362,391
4.000%, 04/01/26	1,921	1,907
4.000%, 02/01/29	29,010	28,855
4.000%, 10/01/40	249,379	246,579
4.000%, 11/01/40	92,490	91,451
4.000%, 12/01/40	68,228	67,462
4.000%, 02/01/41	32,554	32,189
4.000%, 03/01/41	89,971	88,960
4.000%, 06/01/41	279,819	278,406
4.000%, 08/01/42	45,653	44,914
4.000%, 09/01/42	88,236	87,027
4.000%, 03/01/45	10,351	10,106
BHFTII-116

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.000%, 07/01/45	72,524	$71,324
4.000%, 03/01/46	68,576	67,127
4.000%, 05/01/46	19,716	19,226
4.000%, 06/01/46	86,660	84,518
4.000%, 04/01/47	90,748	88,831
4.000%, 10/01/47	359,700	350,095
4.000%, 06/01/48	692,364	675,406
4.000%, 09/01/48	121,889	118,558
4.000%, 01/01/49	386,805	376,898
4.000%, 04/01/49	792,770	767,839
4.000%, 08/01/49	30,191	29,568
4.000%, 04/01/50	535,775	521,133
4.000%, 08/01/51	88,386	86,956
4.000%, 06/01/52	340,255	328,214
4.030%, 06/01/28	290,823	290,156
4.190%, 04/01/28	375,000	376,605
4.370%, 05/01/28	142,918	144,363
4.390%, 04/01/29	649,470	657,371
4.460%, 05/01/28	333,325	337,594
4.500%, 02/01/25	283	283
4.500%, 04/01/25	126	127
4.500%, 07/01/25	368	369
4.500%, 06/01/26	13,300	13,333
4.500%, 12/01/37	244,225	246,913
4.500%, 10/01/40	185,045	187,161
4.500%, 09/01/41	21,262	21,506
4.500%, 10/01/41	92,414	93,470
4.500%, 08/01/42	30,496	30,844
4.500%, 09/01/43	422,525	423,551
4.500%, 10/01/43	77,983	77,903
4.500%, 12/01/43	58,654	58,818
4.500%, 01/01/44	147,212	147,941
4.500%, 04/01/49	118,418	117,884
4.500%, 01/01/51	546,411	546,594
4.500%, 07/01/53	966,421	950,107
4.750%, 04/01/28	95,000	96,942
5.000%, 07/01/41	14,028	14,440
5.000%, 08/01/41	7,048	7,261
5.000%, 09/01/52	579,478	580,302
5.000%, 10/01/52	1,066,774	1,069,539
5.000%, 11/01/52	1,347,506	1,347,408
5.000%, 04/01/53	1,001,847	1,001,518
5.065%, 12/01/28	490,000	508,144
5.500%, 08/01/28	10,211	10,349
5.500%, 04/01/33	13,477	13,828
5.500%, 08/01/37	82,004	84,563
5.500%, 04/01/41	7,106	7,311
5.500%, 10/01/52	322,207	328,231
5.500%, 11/01/52	954,966	969,958
5.500%, 12/01/52	1,059,674	1,074,548
5.500%, 06/01/53	556,544	564,020
5.500%, 11/01/53	286,258	289,591
5.500%, 02/01/54	1,149,304	1,162,808
5.500%, 08/01/54	623,362	630,648
6.000%, 03/01/28	217	222
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
6.000%, 02/01/34	55,776	$58,511
6.000%, 08/01/34	29,464	30,755
6.000%, 04/01/35	246,269	256,530
6.000%, 02/01/38	16,670	17,558
6.000%, 03/01/38	7,785	8,204
6.000%, 05/01/38	20,510	21,610
6.000%, 10/01/38	5,899	6,197
6.000%, 12/01/38	8,605	9,070
6.000%, 05/01/53	343,467	355,748
6.000%, 01/01/54	720,726	736,901
6.000%, 02/01/54	1,026,544	1,049,168
6.000%, 09/01/54	373,101	381,970
6.005%, 1Y RFUCCT + 1.755%, 12/01/40 (c)	1,112	1,129
6.250%, 1Y RFUCCT + 1.750%, 03/01/41 (c)	3,586	3,660
6.500%, 05/01/40	144,258	150,358
6.941%, 1Y RFUCCT + 1.821%, 09/01/41 (c)	18,865	19,596
6.991%, 1Y RFUCCT + 1.776%, 06/01/41 (c)	17,185	17,561
Federal National Mortgage Association Connecticut Avenue Securities Trust
7.080%, SOFR30A + 1.800%, 02/25/44 (144A) (c)	190,000	191,012
7.545%, SOFR30A + 2.264%, 11/25/39 (144A) (c)	47,011	47,322
8.363%, SOFR30A + 3.100%, 06/25/43 (144A) (c)	310,000	325,037
8.380%, SOFR30A + 3.100%, 10/25/41 (144A) (c)	174,400	179,709
8.430%, SOFR30A + 3.150%, 12/25/41 (144A) (c)	405,000	418,086
8.945%, SOFR30A + 3.664%, 07/25/29 (c)	114,996	118,912
9.745%, SOFR30A + 4.464%, 05/25/29 (c)	197,604	206,496
9.780%, SOFR30A + 4.500%, 01/25/42 (144A) (c)	860,000	908,917
Federal National Mortgage Association Interest STRIPS
2.000%, 09/25/39	118,670	105,809
2.000%, 03/25/52 (d)	854,519	105,436
2.500%, 06/25/52 (d)	745,038	113,977
2.500%, 09/25/52 (d)	772,978	122,433
4.000%, 05/25/27 (d)	16,083	320
Federal National Mortgage Association REMICS
Zero Coupon, 03/25/36 (e)	8,257	7,278
Zero Coupon, 06/25/41 (e)	76,629	59,327
0.863%, 04/25/55 (c) (d)	178,803	4,618
0.899%, 08/25/44 (c) (d)	130,959	8,580
0.986%, 05/25/46 (c) (d)	170,207	8,364
1.071%, 06/25/55 (c) (d)	129,246	3,685
1.750%, 12/25/42	198,700	179,136
2.500%, 06/25/28 (d)	25,141	742
2.500%, 02/25/51 (d)	720,769	116,444
3.000%, 09/25/27 (d)	19,219	491
3.000%, 01/25/28 (d)	101,686	2,455
3.000%, 08/25/49	246,036	226,050
3.500%, 05/25/27 (d)	46,978	1,172
3.500%, 10/25/27 (d)	34,253	1,057
3.500%, 05/25/30 (d)	56,676	3,189
3.500%, 08/25/30 (d)	15,485	709
3.500%, 02/25/31 (d)	13,355	215
3.500%, 03/25/34 (d)	599,592	27,066
3.500%, 09/25/35 (d)	54,926	5,301
3.500%, 11/25/39 (d)	387,854	35,633
3.500%, 01/25/42	416,000	390,920
BHFTII-117

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association REMICS
3.500%, 04/25/46	176,497	$151,554
3.500%, 10/25/46 (d)	66,439	13,599
3.500%, 12/25/58	496,667	455,588
4.000%, 03/25/42 (d)	31,789	3,597
4.000%, 11/25/42 (d)	17,980	1,761
4.000%, 02/25/50 (d)	1,096,959	212,044
4.000%, 11/25/50 (d)	569,769	118,065
4.500%, 07/25/27 (d)	1,988	21
5.000%, 12/25/43 (d)	254,686	49,488
5.000%, 06/25/48 (d)	278,432	42,548
5.500%, 04/25/35	150,164	157,525
5.500%, 04/25/37	41,205	43,473
5.500%, 11/25/40 (d)	248,744	32,449
5.500%, 09/25/44 (d)	181,805	33,336
5.500%, 06/25/48 (d)	201,935	38,142
5.536%, 05/25/42 (c) (d)	3,736	276
6.000%, 01/25/42 (d)	128,294	9,344
Federal National Mortgage Association-ACES
0.386%, 01/25/30 (c) (d)	1,765,374	18,032
1.253%, 06/25/34 (c) (d)	3,658,009	196,104
1.579%, 05/25/29 (c) (d)	1,803,979	75,255
Government National Mortgage Association
0.642%, 02/16/53 (c) (d)	691,315	10,878
2.000%, 10/20/50	618,216	524,740
2.000%, 12/20/50	1,027,455	872,112
2.500%, 11/20/49	469,509	416,157
2.500%, 03/20/51	371,368	327,779
2.500%, 09/20/51	498,217	439,019
2.500%, 10/20/51	1,669,172	1,470,823
3.000%, 12/15/44	16,097	14,804
3.000%, 04/15/45	162,339	149,268
3.000%, 07/15/45	6,932	6,373
3.000%, 04/20/51	1,740,086	1,588,739
3.000%, 08/20/51	394,557	360,010
3.000%, 09/20/51	637,374	581,440
3.000%, 12/20/51	1,616,031	1,474,022
3.000%, 07/20/52	396,791	362,174
3.500%, 03/20/44	251,057	240,127
3.500%, 06/20/46	287,154	273,300
3.500%, 07/20/46	68,439	65,117
3.500%, 10/20/46	73,091	69,521
3.500%, 02/20/47	332,315	315,823
3.500%, 08/20/47	59,577	56,624
3.500%, 11/20/47	67,403	63,921
3.500%, 03/20/48	85,847	81,390
3.500%, 02/20/49	256,489	243,161
3.500%, 07/20/49	246,749	234,236
3.500%, 01/20/51	69,291	65,665
3.500%, 04/20/52	199,369	187,273
3.500%, 06/20/52	578,863	543,740
3.500%, 12/20/52	3,816,079	3,584,542
3.500%, 01/20/53	877,402	824,165
3.875%, 08/15/42	188,593	185,470
4.000%, 09/15/42	253,110	250,463
4.000%, 08/20/45	248,034	244,804
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
4.000%, 11/20/47	88,320	$85,574
4.000%, 03/20/48	204,887	199,142
4.000%, 07/20/48	663,300	648,548
4.500%, 04/15/41	166,359	167,803
4.500%, 02/15/42	334,901	337,452
4.500%, 01/20/46	32,008	32,173
4.500%, 05/20/52	53,435	52,855
4.500%, 08/20/52	238,941	236,273
4.500%, 09/20/52	219,078	216,599
4.500%, 10/20/52	975,835	964,792
5.000%, 12/15/38	13,189	13,612
5.000%, 04/15/39	256,392	264,621
5.000%, 07/15/39	17,429	17,925
5.000%, 10/20/39	5,592	5,734
5.000%, 05/20/40	214,348	220,120
5.000%, 06/20/40	170,195	174,778
5.000%, 07/20/40	66,670	68,466
5.000%, 11/20/49	243,340	246,376
5.500%, 12/15/40	139,102	144,016
6.000%, 10/20/54	1,825,000	1,857,581
Government National Mortgage Association REMICS
2.500%, 12/16/39	79,093	74,390
2.500%, 07/20/41	173,639	157,182
2.500%, 10/20/49	625,396	561,452
3.000%, 09/20/28 (d)	22,390	568
3.000%, 05/20/35 (d)	432,944	21,888
3.000%, 02/16/43 (d)	51,068	7,078
3.000%, 02/20/52	347,072	321,919
3.500%, 02/16/27 (d)	5,375	71
3.500%, 03/20/27 (d)	22,194	481
3.500%, 10/20/29 (d)	205,720	12,216
3.500%, 07/20/40 (d)	17,176	303
3.500%, 02/20/41 (d)	13,118	108
3.500%, 04/20/42 (d)	79,347	3,263
3.500%, 10/20/42 (d)	283,959	45,752
3.500%, 07/20/43 (d)	91,432	13,988
4.000%, 12/16/26 (d)	3,063	2
4.000%, 05/20/29 (d)	54,031	479
4.000%, 05/16/42 (d)	24,756	2,330
4.000%, 09/16/42 (d)	504,123	110,833
4.000%, 01/20/44 (d)	24,184	4,770
4.000%, 11/20/44 (d)	348,497	52,023
4.000%, 03/20/47 (d)	162,182	28,487
4.500%, 08/20/45 (d)	314,463	56,097
4.500%, 05/20/48 (d)	262,389	40,603
5.000%, 02/16/40 (d)	195,764	43,115
5.000%, 10/16/41 (d)	87,208	14,483
5.000%, 12/20/43 (d)	233,573	42,007
5.000%, 01/16/47 (d)	43,326	9,231
5.500%, 03/20/39 (d)	114,347	12,247
5.500%, 02/16/47 (d)	122,979	18,452
5.500%, 02/20/47 (d)	81,770	12,766
6.000%, 09/20/40 (d)	156,266	25,193
6.000%, 02/20/46 (d)	134,643	17,697
BHFTII-118

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association, TBA
2.000%, TBA (f)	4,220,000	$3,577,434
2.500%, TBA (f)	2,950,000	2,599,574
3.000%, TBA (f)	185,000	168,682
4.000%, TBA (f)	1,975,000	1,909,365
4.500%, TBA (f)	2,955,000	2,917,661
5.000%, TBA (f)	3,450,000	3,455,524
5.500%, TBA (f)	1,475,000	1,489,204
Uniform Mortgage-Backed Security, TBA
3.000%, TBA (f)	6,696,000	5,990,625
5.500%, TBA (f)	23,609,000	23,892,866
6.000%, TBA (f)	18,945,000	19,362,338
6.500%, TBA (f)	2,455,000	2,530,843
7.000%, TBA (f)	1,075,000	1,116,726
		203,977,800
U.S. Treasury — 7.9%
U.S. Treasury Bonds
1.250%, 05/15/50	11,030,000	5,902,773
1.625%, 11/15/50	3,460,000	2,035,183
2.250%, 08/15/46	910,000	651,468
2.375%, 11/15/49	1,385,000	984,432
2.500%, 02/15/45	2,555,000	1,952,779
2.875%, 08/15/45 (g) (h)	19,040,000	15,475,206
2.875%, 11/15/46	1,200,000	964,828
3.000%, 02/15/47	6,040,000	4,949,497
3.000%, 08/15/52	2,540,000	2,041,227
3.125%, 05/15/48	6,365,000	5,286,431
3.375%, 08/15/42	2,385,000	2,152,369
3.625%, 08/15/43	3,785,000	3,505,265
3.625%, 05/15/53	1,650,000	1,501,565
4.125%, 08/15/53	1,595,000	1,588,333
4.250%, 08/15/54	3,305,000	3,374,715
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50 (i)	3,743,503	2,483,569
0.625%, 02/15/43 (i)	636,139	510,451
0.750%, 02/15/45 (i)	968,368	773,761
1.375%, 02/15/44 (i)	1,484,516	1,353,512
U.S. Treasury Inflation-Indexed Notes
1.375%, 07/15/33 (i)	724,941	714,547
1.750%, 01/15/34 (i)	6,656,046	6,729,858
U.S. Treasury Notes
2.375%, 03/31/29	5,245,000	4,983,365
3.750%, 06/30/30	11,045,000	11,117,483
4.000%, 02/15/34	11,090,000	11,280,609
4.500%, 11/15/33	3,825,000	4,039,409
		96,352,635
Total U.S. Treasury & Government Agencies (Cost $322,753,783)		300,330,435

Corporate Bonds & Notes—10.7%
Advertising — 0.1%
Lamar Media Corp.
3.625%, 01/15/31	665,000	607,775
Security Description	Principal Amount*	Value

Aerospace/Defense — 0.1%
BAE Systems PLC
5.125%, 03/26/29 (144A)	275,000	$282,956
Boeing Co.
2.950%, 02/01/30	75,000	67,040
3.600%, 05/01/34	85,000	72,435
3.750%, 02/01/50	30,000	21,091
5.930%, 05/01/60	235,000	225,099
6.298%, 05/01/29 (144A) (b)	130,000	136,771
6.388%, 05/01/31 (144A)	95,000	101,017
L3Harris Technologies, Inc.
5.050%, 06/01/29	135,000	139,048
5.350%, 06/01/34	325,000	338,105
Northrop Grumman Corp.
5.150%, 05/01/40	175,000	177,726
		1,561,288
Agriculture — 0.1%
BAT Capital Corp.
5.834%, 02/20/31	255,000	270,486
Philip Morris International, Inc.
5.125%, 02/15/30	470,000	487,577
5.125%, 02/13/31	140,000	145,516
5.375%, 02/15/33	115,000	120,271
5.625%, 11/17/29	90,000	95,572
5.625%, 09/07/33	270,000	287,425
		1,406,847
Apparel — 0.1%
Hanesbrands, Inc.
4.875%, 05/15/26 (144A)	140,000	138,773
Tapestry, Inc.
7.050%, 11/27/25	90,000	91,780
7.350%, 11/27/28	240,000	252,210
7.700%, 11/27/30	65,000	70,025
William Carter Co.
5.625%, 03/15/27 (144A)	765,000	763,397
		1,316,185
Banks — 2.5%
ABN AMRO Bank NV
6.339%, 1Y H15 + 1.650%, 09/18/27 (144A) (b) (c)	300,000	310,564
Banca Comerciala Romana SA
7.625%, 3M EURIBOR + 4.539%, 05/19/27 (EUR) (c)	200,000	234,223
Banca Transilvania SA
8.875%, 1Y EUR Swap + 5.580%, 04/27/27 (EUR) (c)	305,000	359,231
Banco Santander SA
5.439%, 07/15/31	200,000	209,129
Bank of America Corp.
1.898%, SOFR + 1.530%, 07/23/31 (c)	295,000	255,943
1.922%, SOFR + 1.370%, 10/24/31 (c)	190,000	163,712
2.592%, SOFR + 2.150%, 04/29/31 (c)	425,000	385,408
2.687%, SOFR + 1.320%, 04/22/32 (c)	1,335,000	1,190,645
2.972%, SOFR + 1.330%, 02/04/33 (c)	570,000	510,460
4.376%, SOFR + 1.580%, 04/27/28 (c)	620,000	620,982
5.468%, SOFR + 1.650%, 01/23/35 (b) (c)	205,000	215,579
5.933%, SOFR + 1.340%, 09/15/27 (b) (c)	185,000	190,495
BHFTII-119

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of Ireland Group PLC
5.601%, SOFR + 1.620%, 03/20/30 (144A) (c)	685,000	$710,626
6.253%, 1Y H15 + 2.650%, 09/16/26 (144A) (c)	925,000	937,480
Bank of New York Mellon Corp.
4.975%, SOFR + 1.085%, 03/14/30 (c)	165,000	170,421
5.060%, SOFR + 1.230%, 07/22/32 (c)	230,000	237,988
5.188%, SOFR + 1.418%, 03/14/35 (c)	215,000	223,215
6.317%, SOFR + 1.598%, 10/25/29 (c)	225,000	242,019
Barclays PLC
4.942%, SOFR + 1.560%, 09/10/30 (c)	285,000	287,355
5.690%, SOFR + 1.740%, 03/12/30 (c)	535,000	556,532
BNP Paribas SA
5.894%, SOFR + 1.866%, 12/05/34 (144A) (c)	540,000	582,984
BPCE SA
5.716%, SOFR + 1.959%, 01/18/30 (144A) (c)	250,000	258,200
5.936%, SOFR + 1.850%, 05/30/35 (144A) (c)	540,000	565,459
6.508%, SOFR + 2.791%, 01/18/35 (144A) (c)	380,000	399,686
6.714%, SOFR + 2.270%, 10/19/29 (144A) (c)	645,000	689,236
Citigroup, Inc.
5.174%, SOFR + 1.364%, 02/13/30 (c)	190,000	195,176
Citizens Financial Group, Inc.
5.718%, SOFR + 1.910%, 07/23/32 (c)	265,000	274,818
5.841%, SOFR + 2.010%, 01/23/30 (b) (c)	320,000	332,887
6.645%, SOFR + 2.325%, 04/25/35 (b) (c)	85,000	93,321
Comerica, Inc.
5.982%, SOFR + 2.155%, 01/30/30 (c)	95,000	97,934
Credit Agricole SA
6.251%, SOFR + 2.670%, 01/10/35 (144A) (c)	455,000	485,605
Danske Bank AS
5.705%, 1Y H15 + 1.400%, 03/01/30 (144A) (c)	200,000	208,448
Deutsche Bank AG
5.403%, SOFR + 2.050%, 09/11/35 (c)	155,000	156,000
5.414%, 05/10/29 (b)	160,000	166,233
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (c)	370,000	320,883
2.615%, SOFR + 1.281%, 04/22/32 (b) (c)	570,000	503,717
5.049%, SOFR + 1.210%, 07/23/30 (c)	390,000	400,170
5.727%, SOFR + 1.265%, 04/25/30 (c)	245,000	257,483
HSBC Holdings PLC
4.583%, 3M TSFR + 1.796%, 06/19/29 (b) (c)	220,000	220,282
5.402%, SOFR + 2.870%, 08/11/33 (c)	570,000	590,465
5.733%, SOFR + 1.520%, 05/17/32 (c)	380,000	400,303
5.887%, SOFR + 1.570%, 08/14/27 (b) (c)	365,000	374,905
Intesa Sanpaolo SpA
7.778%, 1Y H15 + 3.900%, 06/20/54 (144A) (c)	235,000	265,891
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (c)	300,000	263,893
2.580%, 3M TSFR + 1.250%, 04/22/32 (b) (c)	860,000	766,978
3.509%, 3M TSFR + 1.207%, 01/23/29 (c)	305,000	297,868
4.005%, 3M TSFR + 1.382%, 04/23/29 (c)	410,000	405,626
4.851%, SOFR + 1.990%, 07/25/28 (c)	40,000	40,698
4.995%, SOFR + 1.125%, 07/22/30 (c)	395,000	406,149
5.299%, SOFR + 1.450%, 07/24/29 (c)	375,000	388,014
5.336%, SOFR + 1.620%, 01/23/35 (b) (c)	700,000	731,674
5.581%, SOFR + 1.160%, 04/22/30 (c)	245,000	257,150
6.070%, SOFR + 1.330%, 10/22/27 (c)	240,000	248,736
Security Description	Principal Amount*	Value

Banks—(Continued)
JPMorgan Chase & Co.
6.087%, SOFR + 1.570%, 10/23/29 (c)	95,000	$101,273
M&T Bank Corp.
5.053%, SOFR + 1.850%, 01/27/34 (b) (c)	155,000	153,744
7.413%, SOFR + 2.800%, 10/30/29 (c)	520,000	569,592
Manufacturers & Traders Trust Co.
4.700%, 01/27/28	250,000	251,316
mBank SA
0.966%, 3M EURIBOR + 1.250%, 09/21/27 (EUR) (c)	400,000	418,602
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (c)	655,000	554,440
1.928%, SOFR + 1.020%, 04/28/32 (c)	425,000	360,590
4.431%, 3M TSFR + 1.890%, 01/23/30 (c)	50,000	50,109
5.164%, SOFR + 1.590%, 04/20/29 (c)	60,000	61,672
5.449%, SOFR + 1.630%, 07/20/29 (c)	115,000	119,496
5.656%, SOFR + 1.260%, 04/18/30 (c)	335,000	352,392
6.407%, SOFR + 1.830%, 11/01/29 (c)	665,000	714,611
OTP Bank Nyrt
7.350%, 3M EURIBOR + 4.523%, 03/04/26 (EUR) (c)	390,000	440,389
7.500%, 1Y H15 + 3.711%, 05/25/27 (c)	205,000	212,870
Societe Generale SA
6.066%, 1Y H15 + 2.100%, 01/19/35 (144A) (b) (c)	915,000	954,447
Standard Chartered PLC
5.905%, 1Y H15 + 1.450%, 05/14/35 (144A) (c)	290,000	306,874
7.767%, 1Y H15 + 3.450%, 11/16/28 (144A) (c)	215,000	234,648
UBS Group AG
2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (c)	200,000	170,355
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	250,000	225,438
4.751%, 1Y H15 + 1.750%, 05/12/28 (144A) (c)	285,000	286,820
5.428%, 1Y H15 + 1.520%, 02/08/30 (144A) (c)	200,000	206,764
6.442%, SOFR + 3.700%, 08/11/28 (144A) (b) (c)	250,000	263,001
6.537%, SOFR + 3.920%, 08/12/33 (144A) (c)	970,000	1,070,921
Wells Fargo & Co.
2.572%, 3M TSFR + 1.262%, 02/11/31 (b) (c)	215,000	195,235
2.879%, 3M TSFR + 1.432%, 10/30/30 (c)	700,000	649,256
3.000%, 10/23/26	180,000	175,925
3.350%, SOFR + 1.500%, 03/02/33 (b) (c)	435,000	397,666
4.897%, SOFR + 2.100%, 07/25/33 (c)	580,000	586,649
5.389%, SOFR + 2.020%, 04/24/34 (c)	35,000	36,302
5.499%, SOFR + 1.780%, 01/23/35 (b) (c)	240,000	251,589
5.574%, SOFR + 1.740%, 07/25/29 (c)	670,000	697,071
6.303%, SOFR + 1.790%, 10/23/29 (c)	45,000	48,148
6.491%, SOFR + 2.060%, 10/23/34 (c)	145,000	162,033
		30,939,117
Biotechnology — 0.1%
Amgen, Inc.
5.250%, 03/02/33	350,000	364,376
Royalty Pharma PLC
2.150%, 09/02/31	540,000	460,159
2.200%, 09/02/30	150,000	131,355
5.150%, 09/02/29	160,000	164,111
		1,120,001
BHFTII-120

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Building Materials — 0.1%
Builders FirstSource, Inc.
5.000%, 03/01/30 (144A)	785,000	$769,847
Standard Industries, Inc.
3.375%, 01/15/31 (144A)	125,000	111,355
4.375%, 07/15/30 (144A)	720,000	681,482
Trane Technologies Financing Ltd.
5.100%, 06/13/34	65,000	67,739
		1,630,423
Chemicals — 0.1%
Celanese U.S. Holdings LLC
6.165%, 07/15/27	300,000	310,862
6.550%, 11/15/30	150,000	161,683
OCP SA
6.750%, 05/02/34 (144A)	450,000	482,949
		955,494
Commercial Services — 0.4%
Ashtead Capital, Inc.
4.375%, 08/15/27 (144A)	1,000,000	992,472
Block, Inc.
3.500%, 06/01/31	275,000	250,759
6.500%, 05/15/32 (144A)	861,000	896,575
Howard University
2.291%, 10/01/26	100,000	95,222
2.701%, 10/01/29	260,000	236,453
2.801%, 10/01/30	100,000	90,135
2.901%, 10/01/31	100,000	87,277
3.476%, 10/01/41	115,000	90,148
Service Corp. International
3.375%, 08/15/30	785,000	711,436
5.125%, 06/01/29 (b)	618,000	617,167
5.750%, 10/15/32	205,000	206,342
United Rentals North America, Inc.
4.000%, 07/15/30	85,000	80,331
		4,354,317
Computers — 0.2%
Booz Allen Hamilton, Inc.
3.875%, 09/01/28 (144A)	256,000	248,251
Gartner, Inc.
4.500%, 07/01/28 (144A)	386,000	382,047
Hewlett Packard Enterprise Co.
5.000%, 10/15/34	245,000	242,555
Insight Enterprises, Inc.
6.625%, 05/15/32 (144A)	884,000	922,705
		1,795,558
Diversified Financial Services — 0.2%
Brookfield Finance, Inc.
5.675%, 01/15/35	465,000	488,060
Capital One Financial Corp.
1.878%, SOFR + 0.855%, 11/02/27 (c)	100,000	95,020
3.273%, SOFR + 1.790%, 03/01/30 (b) (c)	125,000	117,524
5.247%, SOFR + 2.600%, 07/26/30 (c)	75,000	76,273
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Capital One Financial Corp.
6.312%, SOFR + 2.640%, 06/08/29 (c)	125,000	$131,668
7.624%, SOFR + 3.070%, 10/30/31 (c)	650,000	738,746
Discover Financial Services
7.964%, SOFR + 3.370%, 11/02/34 (c)	280,000	328,995
Nomura Holdings, Inc.
2.608%, 07/14/31	210,000	182,618
5.783%, 07/03/34	210,000	220,625
Synchrony Financial
5.935%, SOFR + 2.130%, 08/02/30 (b) (c)	215,000	220,883
		2,600,412
Electric — 1.3%
Alabama Power Co.
3.450%, 10/01/49	245,000	188,494
4.150%, 08/15/44	225,000	196,764
Ameren Corp.
5.000%, 01/15/29	190,000	194,498
American Electric Power Co., Inc.
6.950%, 5Y H15 + 2.675%, 12/15/54 (c)	355,000	377,776
Arizona Public Service Co.
5.550%, 08/01/33	120,000	125,108
6.350%, 12/15/32	90,000	98,942
Baltimore Gas & Electric Co.
5.650%, 06/01/54 (b)	215,000	231,337
Cleco Corporate Holdings LLC
3.375%, 09/15/29	275,000	252,223
Consolidated Edison Co. of New York, Inc.
3.200%, 12/01/51	250,000	178,298
Dominion Energy, Inc.
3.375%, 04/01/30	268,000	254,004
6.300%, 03/15/33	15,000	16,403
Duke Energy Carolinas LLC
4.250%, 12/15/41	205,000	185,875
Duke Energy Corp.
2.550%, 06/15/31	590,000	521,573
4.500%, 08/15/32	285,000	281,817
5.000%, 08/15/52	85,000	80,483
5.450%, 06/15/34	50,000	52,182
5.800%, 06/15/54	80,000	84,450
Duke Energy Indiana LLC
2.750%, 04/01/50	145,000	95,219
Duke Energy Ohio, Inc.
5.550%, 03/15/54	135,000	141,149
Duke Energy Progress LLC
4.000%, 04/01/52	130,000	108,588
4.375%, 03/30/44	320,000	289,949
Edison International
4.125%, 03/15/28	85,000	84,250
5.250%, 11/15/28	175,000	179,802
6.950%, 11/15/29	700,000	771,558
8.125%, 5Y H15 + 3.864%, 06/15/53 (c)	270,000	283,502
Emera, Inc.
6.750%, 06/15/76	190,000	191,096
Evergy, Inc.
2.900%, 09/15/29 (b)	220,000	204,290
BHFTII-121

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Eversource Energy
5.125%, 05/15/33	560,000	$569,500
5.500%, 01/01/34	180,000	186,833
Georgia Power Co.
4.300%, 03/15/42	140,000	127,448
4.700%, 05/15/32	15,000	15,281
5.250%, 03/15/34	10,000	10,484
Investment Energy Resources Ltd.
6.250%, 04/26/29 (144A)	200,000	197,643
Monongahela Power Co.
5.850%, 02/15/34 (144A)	120,000	128,617
National Grid PLC
5.602%, 06/12/28	25,000	26,104
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/27	245,000	232,672
2.250%, 06/01/30 (b)	340,000	303,896
Niagara Mohawk Power Corp.
5.290%, 01/17/34 (144A)	400,000	408,043
NSTAR Electric Co.
5.400%, 06/01/34	180,000	190,021
Oglethorpe Power Corp.
5.050%, 10/01/48	35,000	33,159
5.800%, 06/01/54 (144A)	35,000	36,802
Ohio Edison Co.
5.500%, 01/15/33 (144A)	185,000	192,388
Oncor Electric Delivery Co. LLC
5.650%, 11/15/33	120,000	129,381
Pacific Gas & Electric Co.
2.500%, 02/01/31	635,000	556,356
4.400%, 03/01/32	70,000	68,042
4.550%, 07/01/30	210,000	208,378
5.250%, 03/01/52	43,000	40,752
5.450%, 06/15/27	52,000	53,237
5.900%, 06/15/32	285,000	301,599
6.100%, 01/15/29	415,000	438,153
6.150%, 01/15/33	470,000	504,551
6.400%, 06/15/33	490,000	535,574
PG&E Corp.
7.375%, 5Y H15 + 3.883%, 03/15/55 (c)	40,000	41,955
Public Service Electric & Gas Co.
5.450%, 03/01/54	185,000	196,412
Public Service Enterprise Group, Inc.
5.450%, 04/01/34	70,000	72,907
6.125%, 10/15/33	290,000	315,878
Puget Energy, Inc.
2.379%, 06/15/28	270,000	250,008
3.650%, 05/15/25	270,000	267,115
4.100%, 06/15/30	103,000	99,227
4.224%, 03/15/32	42,000	39,493
Sempra
6.400%, 5Y H15 + 2.632%, 10/01/54 (c)	330,000	330,621
Southern California Edison Co.
2.250%, 06/01/30	150,000	134,020
5.200%, 06/01/34	100,000	103,651
5.750%, 04/15/54	165,000	176,496
5.875%, 12/01/53	140,000	151,841
Security Description	Principal Amount*	Value

Electric—(Continued)
Southern California Edison Co.
5.950%, 11/01/32	100,000	$108,833
Southern Co.
4.850%, 03/15/35	340,000	342,741
5.200%, 06/15/33	375,000	388,588
Southwestern Electric Power Co.
5.300%, 04/01/33	25,000	25,803
Virginia Electric & Power Co.
2.450%, 12/15/50	91,000	56,243
5.000%, 04/01/33	285,000	291,935
5.000%, 01/15/34	415,000	425,150
5.050%, 08/15/34	100,000	102,653
5.350%, 01/15/54	105,000	107,371
Wisconsin Power & Light Co.
5.375%, 03/30/34	115,000	120,394
Xcel Energy, Inc.
4.600%, 06/01/32	185,000	183,276
		15,497,155
Energy-Alternate Sources — 0.1%
Energo-Pro AS
8.500%, 02/04/27 (144A)	645,000	649,973
Greenko Power II Ltd.
4.300%, 12/13/28	338,325	317,881
		967,854
Engineering & Construction — 0.2%
GTP Acquisition Partners I LLC
3.482%, 06/15/50 (144A)	1,355,000	1,339,799
IHS Holding Ltd.
6.250%, 11/29/28 (144A)	390,000	365,013
International Airport Finance SA
12.000%, 03/15/33 (144A)	871,412	929,676
		2,634,488
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.054%, 03/15/29 (b)	220,000	208,414
4.279%, 03/15/32 (b)	565,000	501,907
5.050%, 03/15/42 (b)	225,000	183,670
5.141%, 03/15/52 (b)	950,000	732,711
WMG Acquisition Corp.
3.000%, 02/15/31 (144A)	160,000	141,861
3.750%, 12/01/29 (144A)	285,000	268,281
3.875%, 07/15/30 (144A)	855,000	797,014
		2,833,858
Environmental Control — 0.1%
Clean Harbors, Inc.
4.875%, 07/15/27 (144A)	1,195,000	1,178,041
Republic Services, Inc.
1.450%, 02/15/31	55,000	46,098
5.200%, 11/15/34	170,000	177,487
BHFTII-122

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Environmental Control—(Continued)
Veralto Corp.
5.350%, 09/18/28 (b)	285,000	$296,797
		1,698,423
Food — 0.1%
Cencosud SA
5.950%, 05/28/31 (144A)	200,000	208,928
Conagra Brands, Inc.
1.375%, 11/01/27	255,000	233,429
Minerva Luxembourg SA
4.375%, 03/18/31	535,000	475,409
NBM U.S. Holdings, Inc.
7.000%, 05/14/26 (144A)	435,000	437,827
Tyson Foods, Inc.
5.400%, 03/15/29	45,000	46,726
5.700%, 03/15/34	105,000	110,636
		1,512,955
Gas — 0.1%
East Ohio Gas Co.
3.000%, 06/15/50 (144A)	30,000	20,001
KeySpan Gas East Corp.
5.994%, 03/06/33 (144A)	50,000	52,423
NiSource, Inc.
3.490%, 05/15/27	95,000	93,333
5.400%, 06/30/33	290,000	301,763
Southern California Gas Co.
5.200%, 06/01/33	250,000	259,870
5.600%, 04/01/54	505,000	535,323
		1,262,713
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.
6.300%, 02/15/30	90,000	95,722
Healthcare-Products — 0.2%
Alcon Finance Corp.
2.600%, 05/27/30 (144A)	275,000	250,930
2.750%, 09/23/26 (144A)	200,000	194,018
3.000%, 09/23/29 (144A)	265,000	249,799
Avantor Funding, Inc.
4.625%, 07/15/28 (144A)	780,000	762,366
Hologic, Inc.
4.625%, 02/01/28 (144A)	658,000	645,585
Smith & Nephew PLC
5.400%, 03/20/34	140,000	145,592
Solventum Corp.
5.400%, 03/01/29 (144A)	395,000	406,381
5.450%, 03/13/31 (144A)	95,000	97,934
		2,752,605
Healthcare-Services — 0.4%
Centene Corp.
2.450%, 07/15/28	110,000	101,302
3.375%, 02/15/30	20,000	18,430
4.250%, 12/15/27	110,000	108,037
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Centene Corp.
4.625%, 12/15/29	1,185,000	$1,159,620
CommonSpirit Health
3.347%, 10/01/29	105,000	100,037
Elevance Health, Inc.
5.375%, 06/15/34	205,000	215,498
HCA, Inc.
3.375%, 03/15/29	445,000	424,852
5.450%, 04/01/31	45,000	46,886
5.450%, 09/15/34 (b)	110,000	113,183
5.600%, 04/01/34	240,000	250,091
Humana, Inc.
5.375%, 04/15/31	150,000	155,368
Icon Investments Six DAC
5.809%, 05/08/27	200,000	206,371
Kaiser Foundation Hospitals
2.810%, 06/01/41	110,000	84,821
3.002%, 06/01/51	160,000	114,730
UnitedHealth Group, Inc.
2.750%, 05/15/40	315,000	241,110
3.500%, 08/15/39	60,000	51,719
4.950%, 01/15/32	265,000	274,078
4.950%, 05/15/62	60,000	58,035
5.375%, 04/15/54	375,000	389,835
5.750%, 07/15/64	195,000	210,504
6.050%, 02/15/63	65,000	73,590
		4,398,097
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.125%, 08/01/30 (144A)	368,000	365,622
5.750%, 01/15/28 (144A)	623,000	633,882
Toll Brothers Finance Corp.
4.875%, 11/15/25	130,000	130,035
		1,129,539
Insurance — 0.3%
Aon Corp./Aon Global Holdings PLC
5.350%, 02/28/33	100,000	104,471
Aon North America, Inc.
5.450%, 03/01/34	425,000	446,216
Athene Global Funding
2.500%, 03/24/28 (144A)	55,000	51,229
2.646%, 10/04/31 (144A)	510,000	437,629
2.717%, 01/07/29 (144A)	300,000	277,173
Corebridge Financial, Inc.
3.850%, 04/05/29 (b)	50,000	48,706
5.750%, 01/15/34	170,000	179,182
Corebridge Global Funding
5.200%, 06/24/29 (144A)	340,000	350,849
Equitable Financial Life Global Funding
1.800%, 03/08/28 (144A)	395,000	361,513
Equitable Holdings, Inc.
4.350%, 04/20/28	190,000	189,286
Jackson National Life Global Funding
4.600%, 10/01/29 (144A)	295,000	294,225
BHFTII-123

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Insurance—(Continued)
Marsh & McLennan Cos., Inc.
4.750%, 03/15/39	245,000	$241,212
Protective Life Global Funding
5.215%, 06/12/29 (144A)	215,000	223,249
		3,204,940
Internet — 0.2%
Gen Digital, Inc.
5.000%, 04/15/25 (144A)	615,000	611,482
6.750%, 09/30/27 (144A)	540,000	554,836
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500%, 03/01/29 (144A)	170,000	159,506
5.250%, 12/01/27 (144A)	983,000	979,394
Uber Technologies, Inc.
4.800%, 09/15/34	95,000	94,868
		2,400,086
Investment Companies — 0.0%
New Mountain Finance Corp.
6.875%, 02/01/29	130,000	131,596
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
7.000%, 03/15/32 (144A)	95,000	96,044
Lodging — 0.0%
Las Vegas Sands Corp.
6.200%, 08/15/34 (b)	210,000	219,897
Machinery-Diversified — 0.0%
AGCO Corp.
5.450%, 03/21/27	55,000	56,118
5.800%, 03/21/34	75,000	78,427
Otis Worldwide Corp.
2.565%, 02/15/30	300,000	274,874
		409,419
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, 01/15/29	115,000	102,391
2.800%, 04/01/31	125,000	106,969
3.850%, 04/01/61	130,000	79,733
6.484%, 10/23/45	685,000	660,815
6.550%, 06/01/34	400,000	416,069
6.834%, 10/23/55	40,000	39,940
Comcast Corp.
2.887%, 11/01/51	240,000	161,272
2.937%, 11/01/56	54,000	35,292
2.987%, 11/01/63	157,000	99,589
3.750%, 04/01/40	220,000	190,449
5.650%, 06/01/54	125,000	133,491
Cox Communications, Inc.
2.600%, 06/15/31 (144A)	270,000	232,509
5.450%, 09/01/34 (144A)	415,000	420,248
Security Description	Principal Amount*	Value

Media—(Continued)
Paramount Global
4.200%, 05/19/32	55,000	$48,772
4.375%, 03/15/43	225,000	166,470
4.950%, 01/15/31 (b)	140,000	132,053
4.950%, 05/19/50	30,000	22,972
5.250%, 04/01/44	250,000	199,161
5.850%, 09/01/43	190,000	165,702
6.875%, 04/30/36	75,000	75,996
Sirius XM Radio, Inc.
4.000%, 07/15/28 (144A) (b)	380,000	358,509
4.125%, 07/01/30 (144A)	875,000	793,518
Time Warner Cable LLC
4.500%, 09/15/42	200,000	153,254
		4,795,174
Mining — 0.2%
Anglo American Capital PLC
5.750%, 04/05/34 (144A)	225,000	234,883
Glencore Funding LLC
5.371%, 04/04/29 (144A)	380,000	392,814
5.634%, 04/04/34 (144A)	574,000	599,036
6.375%, 10/06/30 (144A)	490,000	532,657
Rio Tinto Alcan, Inc.
6.125%, 12/15/33	250,000	279,032
		2,038,422
Oil & Gas — 0.8%
Aker BP ASA
2.000%, 07/15/26 (144A)	200,000	191,506
5.800%, 10/01/54 (144A)	150,000	147,778
6.000%, 06/13/33 (144A)	190,000	199,131
BP Capital Markets America, Inc.
2.939%, 06/04/51	60,000	40,783
4.812%, 02/13/33 (b)	420,000	425,617
4.893%, 09/11/33	175,000	178,063
4.989%, 04/10/34	350,000	357,618
5.227%, 11/17/34	160,000	166,582
ConocoPhillips Co.
3.800%, 03/15/52	109,000	87,404
4.025%, 03/15/62	30,000	24,179
5.300%, 05/15/53 (b)	145,000	146,540
5.550%, 03/15/54	65,000	67,957
5.700%, 09/15/63	265,000	282,632
Diamondback Energy, Inc.
5.400%, 04/18/34 (b)	65,000	66,355
5.750%, 04/18/54	55,000	55,422
5.900%, 04/18/64	105,000	105,834
6.250%, 03/15/33	205,000	221,086
6.250%, 03/15/53	80,000	85,703
Ecopetrol SA
4.625%, 11/02/31	590,000	506,546
8.375%, 01/19/36	900,000	920,250
8.625%, 01/19/29	435,000	469,342
Energean Israel Finance Ltd.
5.875%, 03/30/31 (144A)	475,000	406,268
8.500%, 09/30/33 (144A)	295,000	278,825
BHFTII-124

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Eni SpA
5.500%, 05/15/34 (144A)	480,000	$497,248
Equinor ASA
3.625%, 04/06/40	170,000	146,768
3.700%, 04/06/50	25,000	20,292
Hess Corp.
7.125%, 03/15/33	410,000	473,176
7.300%, 08/15/31	210,000	240,479
Leviathan Bond Ltd.
6.500%, 06/30/27 (144A)	480,000	454,358
Ovintiv, Inc.
6.625%, 08/15/37	190,000	203,860
Patterson-UTI Energy, Inc.
5.150%, 11/15/29	60,000	59,250
7.150%, 10/01/33 (b)	145,000	156,137
Phillips 66 Co.
5.250%, 06/15/31	275,000	284,375
5.300%, 06/30/33	300,000	309,262
Saudi Arabian Oil Co.
5.250%, 07/17/34 (144A)	200,000	205,661
5.875%, 07/17/64 (144A)	200,000	202,401
Shell International Finance BV
2.875%, 11/26/41	120,000	91,599
3.000%, 11/26/51	155,000	108,118
3.250%, 04/06/50	125,000	92,764
TotalEnergies Capital SA
4.724%, 09/10/34	190,000	190,954
5.425%, 09/10/64	230,000	231,479
5.638%, 04/05/64	350,000	364,959
Viper Energy, Inc.
5.375%, 11/01/27 (144A)	535,000	532,807
		10,297,368
Packaging & Containers — 0.1%
Ball Corp.
6.000%, 06/15/29 (b)	1,550,000	1,604,103
Pharmaceuticals — 0.1%
AbbVie, Inc.
4.950%, 03/15/31	145,000	150,770
5.400%, 03/15/54	65,000	68,923
Bristol-Myers Squibb Co.
5.550%, 02/22/54 (b)	170,000	180,095
Cigna Group
5.000%, 05/15/29 (b)	325,000	334,725
CVS Health Corp.
2.700%, 08/21/40	230,000	163,322
4.125%, 04/01/40	155,000	132,761
5.050%, 03/25/48	180,000	164,291
Eli Lilly & Co.
4.200%, 08/14/29	95,000	95,910
4.600%, 08/14/34	65,000	66,020
5.050%, 08/14/54	10,000	10,247
		1,367,064
Security Description	Principal Amount*	Value

Pipelines — 0.5%
Columbia Pipelines Holding Co. LLC
5.097%, 10/01/31 (144A)	40,000	$40,345
5.681%, 01/15/34 (144A)	75,000	77,359
6.042%, 08/15/28 (144A)	350,000	365,956
Columbia Pipelines Operating Co. LLC
5.927%, 08/15/30 (144A)	130,000	137,675
6.036%, 11/15/33 (144A)	105,000	112,035
EIG Pearl Holdings SARL
3.545%, 08/31/36 (144A)	380,000	338,148
Enbridge, Inc.
5.625%, 04/05/34	375,000	393,306
5.700%, 03/08/33	300,000	316,185
Energy Transfer LP
5.250%, 07/01/29 (b)	175,000	180,238
6.400%, 12/01/30	300,000	326,819
Enterprise Products Operating LLC
3.300%, 02/15/53	85,000	60,775
EQM Midstream Partners LP
6.500%, 07/01/27 (144A)	30,000	30,903
Galaxy Pipeline Assets Bidco Ltd.
2.160%, 03/31/34 (144A)	154,852	137,240
2.625%, 03/31/36 (144A)	360,000	307,244
Greensaif Pipelines Bidco SARL
5.853%, 02/23/36 (144A)	225,000	232,721
6.129%, 02/23/38 (144A)	305,000	322,971
6.510%, 02/23/42 (144A)	365,000	392,891
Hess Midstream Operations LP
6.500%, 06/01/29 (144A)	505,000	522,699
MPLX LP
5.500%, 06/01/34	390,000	400,679
ONEOK, Inc.
4.400%, 10/15/29	125,000	124,577
4.750%, 10/15/31	125,000	125,000
5.050%, 11/01/34	115,000	114,476
5.850%, 11/01/64	210,000	208,404
6.100%, 11/15/32 (b)	200,000	215,297
7.150%, 01/15/51	15,000	17,310
Targa Resources Corp.
6.125%, 03/15/33	10,000	10,731
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, 01/15/32	105,000	98,798
Whistler Pipeline LLC
5.400%, 09/30/29 (144A)	15,000	15,325
5.700%, 09/30/31 (144A)	185,000	191,526
5.950%, 09/30/34 (144A)	95,000	98,373
		5,916,006
Real Estate Investment Trusts — 0.2%
American Tower Corp.
2.700%, 04/15/31 (b)	80,000	71,414
3.800%, 08/15/29	275,000	267,553
Brandywine Operating Partnership LP
8.875%, 04/12/29	135,000	149,200
Cousins Properties LP
5.875%, 10/01/34	240,000	246,401
BHFTII-125

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Crown Castle, Inc.
3.800%, 02/15/28	20,000	$19,633
4.800%, 09/01/28	535,000	541,091
5.000%, 01/11/28	210,000	213,680
5.600%, 06/01/29 (b)	85,000	88,847
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/31	110,000	103,117
NNN REIT, Inc.
5.500%, 06/15/34	110,000	114,462
Piedmont Operating Partnership LP
6.875%, 07/15/29	275,000	289,011
SBA Tower Trust
2.836%, 01/15/50 (144A)	545,000	541,086
VICI Properties LP
4.950%, 02/15/30	201,000	202,190
VICI Properties LP/VICI Note Co., Inc.
4.625%, 12/01/29 (144A)	30,000	29,430
		2,877,115
Retail — 0.2%
AutoZone, Inc.
4.750%, 08/01/32	125,000	125,465
4.750%, 02/01/33	60,000	60,038
5.400%, 07/15/34	140,000	145,247
6.550%, 11/01/33	170,000	190,060
FirstCash, Inc.
4.625%, 09/01/28 (144A)	758,000	731,779
5.625%, 01/01/30 (144A)	585,000	579,635
Home Depot, Inc.
5.300%, 06/25/54 (b)	55,000	57,803
O'Reilly Automotive, Inc.
4.700%, 06/15/32	57,000	57,451
		1,947,478
Semiconductors — 0.2%
Broadcom, Inc.
4.150%, 02/15/28	400,000	399,579
5.050%, 07/12/29	140,000	144,212
Foundry JV Holdco LLC
6.150%, 01/25/32 (144A)	840,000	873,560
Intel Corp.
3.100%, 02/15/60	95,000	57,780
4.750%, 03/25/50	35,000	30,330
5.150%, 02/21/34 (b)	210,000	212,176
5.700%, 02/10/53	100,000	98,518
5.900%, 02/10/63 (b)	110,000	110,415
Marvell Technology, Inc.
2.450%, 04/15/28	215,000	200,661
Qorvo, Inc.
3.375%, 04/01/31 (144A)	260,000	232,790
		2,360,021
Software — 0.4%
Constellation Software, Inc.
5.461%, 02/16/34 (144A)	165,000	172,478
Security Description	Principal Amount*	Value

Software—(Continued)
Fair Isaac Corp.
4.000%, 06/15/28 (144A)	853,000	$825,349
MSCI, Inc.
3.625%, 11/01/31 (144A)	355,000	326,713
Open Text Corp.
3.875%, 12/01/29 (144A) (b)	1,260,000	1,171,284
6.900%, 12/01/27 (144A)	265,000	279,513
Open Text Holdings, Inc.
4.125%, 12/01/31 (144A)	130,000	119,467
Oracle Corp.
2.950%, 04/01/30	100,000	92,988
3.850%, 04/01/60	500,000	376,378
4.000%, 07/15/46	5,000	4,148
4.100%, 03/25/61	95,000	74,723
SS&C Technologies, Inc.
5.500%, 09/30/27 (144A)	1,140,000	1,139,506
		4,582,547
Telecommunications — 0.2%
AT&T, Inc.
3.550%, 09/15/55	139,000	101,669
3.650%, 09/15/59	31,000	22,492
3.800%, 12/01/57	221,000	167,327
Cisco Systems, Inc.
4.950%, 02/26/31	145,000	151,559
5.350%, 02/26/64	150,000	159,288
Network i2i Ltd.
5.650%, 5Y H15 + 4.274%, 01/15/25 (c)	600,000	598,653
T-Mobile USA, Inc.
2.050%, 02/15/28	210,000	195,629
4.700%, 01/15/35	255,000	254,106
5.050%, 07/15/33	205,000	210,124
5.750%, 01/15/34	115,000	123,496
		1,984,343
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.700%, 11/01/24 (144A)	320,000	319,254
4.000%, 07/15/25 (144A)	365,000	362,743
5.350%, 03/30/29 (144A)	80,000	82,615
6.050%, 08/01/28 (144A)	105,000	110,520
		875,132
Total Corporate Bonds & Notes (Cost $129,578,234)		130,177,581

Mortgage-Backed Securities—3.7%
Collateralized Mortgage Obligations — 2.1%
Adjustable Rate Mortgage Trust
5.469%, 1M TSFR + 0.614%, 01/25/36 (c)	61,944	57,504
5.509%, 1M TSFR + 0.654%, 11/25/35 (c)	3,816	3,803
Angel Oak Mortgage Trust
0.951%, 07/25/66 (144A) (c)	553,997	479,464
0.985%, 04/25/66 (144A) (c)	240,674	205,561
0.990%, 04/25/53 (144A) (c)	148,425	140,199
BHFTII-126

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Angel Oak Mortgage Trust
1.068%, 05/25/66 (144A) (c)	447,582	$386,915
1.820%, 11/25/66 (144A) (c)	410,590	364,636
Arroyo Mortgage Trust
3.347%, 04/25/49 (144A) (c)	251,886	245,007
Bear Stearns ALT-A Trust
5.449%, 1M TSFR + 0.594%, 02/25/36 (c)	186,429	175,671
Bear Stearns ARM Trust
4.447%, 07/25/36 (c)	109,036	93,745
Bear Stearns Mortgage Funding Trust
5.329%, 1M TSFR + 0.474%, 10/25/36 (c)	65,479	58,774
5.369%, 1M TSFR + 0.514%, 02/25/37 (c)	263,335	249,604
BINOM Securitization Trust
2.034%, 06/25/56 (144A) (c)	270,669	241,028
BRAVO Residential Funding Trust
0.941%, 02/25/49 (144A) (c)	136,266	124,822
0.970%, 03/25/60 (144A) (c)	109,232	104,860
CHL Mortgage Pass-Through Trust
4.844%, 09/25/47 (c)	156,484	143,943
5.369%, 1M TSFR + 0.514%, 04/25/46 (c)	157,773	133,712
5.649%, 1M TSFR + 0.794%, 02/25/35 (c)	57,051	51,529
5.686%, 06/20/35 (c)	4,061	3,819
COLT Mortgage Loan Trust
0.910%, 06/25/66 (144A) (c)	384,603	329,420
0.956%, 09/27/66 (144A) (c)	710,953	589,556
4.301%, 03/25/67 (144A) (c)	157,949	155,739
Countrywide Alternative Loan Trust
5.419%, 1M TSFR + 0.564%, 03/01/38 (c)	113,528	82,644
5.500%, 11/25/35	316,960	178,181
5.500%, 1M TSFR + 0.914%, 12/25/35 (c)	59,306	49,655
5.509%, 1M TSFR + 0.654%, 01/25/36 (c)	55,291	49,505
6.473%, 12M MTA + 1.350%, 08/25/35 (c)	134,138	111,167
CSMC Trust
0.938%, 05/25/66 (144A) (c)	346,846	295,334
1.179%, 02/25/66 (144A) (c)	467,381	417,177
1.841%, 10/25/66 (144A) (c)	451,581	407,183
2.265%, 11/25/66 (144A) (c)	1,101,512	1,001,173
3.250%, 04/25/47 (144A) (c)	249,840	226,901
4.074%, 12/27/60 (144A) (c)	251,487	250,600
Deephaven Residential Mortgage Trust
0.899%, 04/25/66 (144A) (c)	153,224	135,417
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.269%, 1M TSFR + 0.414%, 12/25/36 (c)	118,495	106,752
Ellington Financial Mortgage Trust
0.931%, 06/25/66 (144A) (c)	165,320	138,695
2.206%, 01/25/67 (144A) (c)	507,398	448,516
GCAT Trust
1.036%, 05/25/66 (144A) (c)	329,075	281,707
1.091%, 05/25/66 (144A) (c)	439,415	381,383
1.262%, 07/25/66 (144A) (c)	884,245	739,665
1.915%, 08/25/66 (144A) (c)	300,464	277,492
GreenPoint Mortgage Funding Trust
6.523%, 12M MTA + 1.400%, 10/25/45 (c)	96,371	70,919
GSR Mortgage Loan Trust
4.609%, 01/25/36 (c)	131,886	116,450
5.269%, 1M TSFR + 0.414%, 01/25/37 (c)	413,979	94,869
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GSR Mortgage Loan Trust
6.000%, 07/25/37	128,317	$84,615
Imperial Fund Mortgage Trust
3.638%, 03/25/67 (144A) (j)	1,065,709	1,011,361
IndyMac INDX Mortgage Loan Trust
3.844%, 10/25/35 (c)	7,864	7,507
JP Morgan Mortgage Trust
4.504%, 05/25/36 (c)	9,758	7,998
Legacy Mortgage Asset Trust
4.650%, 11/25/60 (144A) (j)	162,156	162,131
4.750%, 04/25/61 (144A) (j)	243,615	245,349
4.750%, 07/25/61 (144A) (j)	323,420	320,983
MASTR Adjustable Rate Mortgages Trust
4.582%, 09/25/33 (c)	43,374	41,681
6.435%, 11/21/34 (c)	27,264	25,934
MetLife Securitization Trust
3.750%, 03/25/57 (144A) (c)	257,947	249,943
MFA Trust
1.029%, 11/25/64 (144A) (c)	237,849	210,468
1.153%, 04/25/65 (144A) (c)	164,000	153,157
Morgan Stanley Mortgage Loan Trust
4.757%, 05/25/36 (c)	110,561	46,318
New Residential Mortgage Loan Trust
0.941%, 10/25/58 (144A) (c)	128,645	120,560
2.492%, 09/25/59 (144A) (c)	66,929	63,375
3.500%, 08/25/59 (144A) (c)	238,374	225,188
3.750%, 11/26/35 (144A) (c)	227,349	218,455
3.830%, 09/25/57 (144A) (c)	337,976	321,112
4.000%, 03/25/57 (144A) (c)	428,621	415,862
4.000%, 05/25/57 (144A) (c)	245,443	237,685
5.719%, 1M TSFR + 0.864%, 01/25/48 (144A) (c)	264,121	258,093
NMLT Trust
1.185%, 05/25/56 (144A) (c)	693,648	596,372
OBX Trust
1.054%, 07/25/61 (144A) (c)	434,640	359,354
1.072%, 02/25/66 (144A) (c)	439,796	392,238
2.305%, 11/25/61 (144A) (c)	860,670	774,739
PRPM LLC
2.363%, 10/25/26 (144A) (j)	730,189	730,269
2.487%, 10/25/26 (144A) (j)	326,261	325,009
4.793%, 06/25/26 (144A) (j)	431,191	429,285
4.793%, 07/25/26 (144A) (j)	338,360	336,678
4.867%, 04/25/26 (144A) (j)	657,031	655,590
5.363%, 11/25/25 (144A) (j)	101,266	101,571
RALI Trust
5.569%, 1M TSFR + 0.714%, 04/25/36 (c)	404,148	350,344
6.000%, 12/25/35	94,294	80,841
RFMSI Trust
4.607%, 08/25/35 (c)	42,114	19,313
STAR Trust
1.219%, 05/25/65 (144A) (c)	308,475	287,900
Starwood Mortgage Residential Trust
0.943%, 05/25/65 (144A) (c)	105,192	97,959
1.920%, 11/25/66 (144A) (c)	679,285	598,300
Structured Adjustable Rate Mortgage Loan Trust
5.269%, 1M TSFR + 0.414%, 09/25/34 (c)	28,513	25,704
BHFTII-127

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (c)	1,149,593	$1,039,758
Verus Securitization Trust
0.918%, 02/25/64 (144A) (c)	193,412	177,101
0.938%, 07/25/66 (144A) (c)	296,159	253,366
1.031%, 02/25/66 (144A) (c)	165,699	149,594
1.046%, 06/25/66 (144A) (c)	1,309,366	1,144,861
1.824%, 11/25/66 (144A) (c)	456,360	416,196
1.829%, 10/25/66 (144A) (j)	1,105,036	990,770
4.130%, 02/25/67 (144A) (j)	157,161	151,597
WaMu Mortgage Pass-Through Certificates Trust
4.242%, 06/25/37 (c)	58,400	50,660
6.003%, 12M MTA + 0.880%, 10/25/46 (c)	109,576	93,189
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
5.569%, 1M TSFR + 0.714%, 07/25/36 (c)	48,076	33,239
Wells Fargo Mortgage-Backed Securities Trust
7.455%, 09/25/36 (c)	30,504	29,639
7.750%, 10/25/36 (c)	37,742	35,304
		25,355,211
Commercial Mortgage-Backed Securities — 1.6%
280 Park Avenue Mortgage Trust
7.537%, 1M TSFR + 2.419%, 09/15/34 (144A) (c)	460,000	425,528
Bank
0.704%, 11/15/62 (c) (d)	4,514,242	116,018
0.750%, 11/15/62 (c) (d)	2,224,371	64,123
0.801%, 12/15/52 (c) (d)	3,606,091	106,032
0.845%, 11/15/50 (c) (d)	6,707,244	122,302
0.896%, 11/15/54 (c) (d)	769,112	15,131
0.932%, 09/15/62 (c) (d)	3,989,840	130,762
1.027%, 05/15/62 (c) (d)	2,841,725	94,209
1.204%, 02/15/56 (c) (d)	1,360,690	81,930
1.353%, 09/15/34 (c) (d)	3,233,000	291,803
1.875%, 03/15/63 (c) (d)	4,855,335	399,754
3.688%, 02/15/61	1,700,000	1,657,114
Bank5
1.258%, 12/15/56 (c) (d)	880,923	31,760
BBCMS Mortgage Trust
1.098%, 04/15/53 (c) (d)	1,280,000	63,040
1.608%, 02/15/50 (c) (d)	4,621,055	122,239
1.865%, 02/15/57 (c) (d)	2,036,221	215,875
3.662%, 04/15/55 (c)	230,000	214,561
5.829%, 05/15/57	720,000	784,961
Benchmark Mortgage Trust
0.604%, 07/15/51 (c) (d)	3,774,291	51,085
0.657%, 01/15/51 (c) (d)	1,584,500	22,629
1.210%, 08/15/52 (c) (d)	1,876,359	64,159
1.385%, 03/15/62 (c) (d)	5,064,881	231,109
1.621%, 01/15/54 (c) (d)	2,346,626	170,508
1.908%, 07/15/53 (c) (d)	1,277,077	71,619
3.882%, 02/15/51 (c)	795,000	771,519
4.016%, 03/15/52	630,000	610,077
BOCA Commercial Mortgage Trust
7.437%, 1M TSFR + 2.340%, 08/15/41 (144A) (c)	905,000	903,868
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BPR Trust
8.329%, 1M TSFR + 3.232%, 08/15/39 (144A) (c)	575,000	$572,484
BX Trust
7.548%, 1M TSFR + 2.451%, 08/15/39 (144A) (c)	470,814	471,991
8.136%, 1M TSFR + 3.039%, 03/15/41 (144A) (c)	86,000	86,161
CAMB Commercial Mortgage Trust
7.944%, 1M TSFR + 2.847%, 12/15/37 (144A) (c)	665,000	658,389
Citigroup Commercial Mortgage Trust
1.141%, 04/10/48 (c) (d)	3,555,526	6,557
COMM Mortgage Trust
1.289%, 10/15/45 (c) (d)	68,890	759
2.819%, 01/10/39 (144A)	205,000	190,411
2.853%, 10/15/45	5,934	5,553
4.084%, 01/10/39 (144A) (c)	210,000	185,429
Credit Suisse First Boston Mortgage Securities Corp.
4.877%, 04/15/37	200	199
CSAIL Commercial Mortgage Trust
0.840%, 06/15/57 (c) (d)	9,179,841	20,853
1.033%, 11/15/48 (c) (d)	617,132	4,084
2.018%, 01/15/49 (c) (d)	1,424,861	25,944
DBJPM Mortgage Trust
1.818%, 09/15/53 (c) (d)	991,714	47,539
DC Trust
5.934%, 04/13/40 (144A) (c)	200,000	203,943
7.286%, 04/13/40 (144A) (c)	100,000	102,438
FS Trust
7.187%, 1M TSFR + 2.091%, 08/15/39 (144A) (c)	100,000	100,125
GS Mortgage Securities Corp. II
5.887%, 03/10/41 (144A) (c)	615,000	616,070
GS Mortgage Securities Corp. Trust
2.954%, 11/05/34 (144A)	1,195,515	986,872
GS Mortgage Securities Trust
0.088%, 08/10/44 (144A) (c) (d)	95,988	1
0.366%, 07/10/46 (c) (d)	469,605	5
5.127%, 04/10/47 (144A) (c)	465,000	364,810
HIH Trust
7.291%, 1M TSFR + 2.341%, 10/15/41 (144A) (c)	195,000	194,494
HTL Commercial Mortgage Trust
6.774%, 05/10/39 (144A) (c)	280,000	288,104
7.324%, 05/10/39 (144A) (c)	150,000	155,379
JP Morgan Chase Commercial Mortgage Securities Trust
2.733%, 10/15/45 (144A) (c)	232,393	206,578
2.812%, 01/16/37 (144A)	305,000	268,403
3.686%, 12/15/47 (144A) (c)	130,000	80,528
JPMBB Commercial Mortgage Securities Trust
0.627%, 09/15/47 (c) (d)	458,743	5
Morgan Stanley Bank of America Merrill Lynch Trust
1.056%, 12/15/47 (c) (d)	1,045,348	26
1.103%, 10/15/48 (c) (d)	698,610	2,140
Morgan Stanley Capital I Trust
1.455%, 06/15/50 (c) (d)	1,370,221	30,465
3.912%, 09/09/32 (144A)	1,140,000	991,800
5.107%, 07/15/49 (144A) (c)	265,000	228,026
5.252%, 10/12/52 (144A) (c)	12,137	4,670
NJ Trust
6.697%, 01/06/29 (144A) (c)	480,000	509,061
BHFTII-128

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
SFAVE Commercial Mortgage Securities Trust
3.872%, 01/05/43 (144A) (c)	150,000	$129,912
SG Commercial Mortgage Securities Trust
2.632%, 03/15/37 (144A)	1,230,000	1,146,532
SHR Trust
7.550%, 1M TSFR + 2.450%, 10/15/41 (144A) (c)	1,445,000	1,445,000
TYSN Mortgage Trust
6.799%, 12/10/33 (144A) (c)	895,000	946,396
UBS Commercial Mortgage Trust
1.210%, 08/15/50 (c) (d)	677,273	15,908
Wells Fargo Commercial Mortgage Trust
1.016%, 09/15/57 (c) (d)	4,383,700	23,104
1.116%, 05/15/48 (c) (d)	2,244,880	1,445
2.942%, 10/15/49	890,000	858,695
4.220%, 05/15/48 (c)	80,000	73,577
WFRBS Commercial Mortgage Trust
3.016%, 11/15/47 (144A)	24,009	982
5.000%, 06/15/44 (144A) (c)	105,000	72,976
		20,158,538
Total Mortgage-Backed Securities (Cost $52,773,779)		45,513,749

Asset-Backed Securities—3.3%
Asset-Backed - Automobile — 0.7%
American Credit Acceptance Receivables Trust
6.090%, 11/12/27 (144A)	325,000	326,472
ARI Fleet Lease Trust
5.410%, 02/17/32 (144A)	399,496	400,544
Avis Budget Rental Car Funding AESOP LLC
5.360%, 06/20/30 (144A)	315,000	323,744
5.580%, 12/20/30 (144A)	170,000	173,784
5.900%, 08/21/28 (144A)	375,000	388,051
Carvana Auto Receivables Trust
4.130%, 04/12/27	505,910	503,965
Chesapeake Funding II LLC
5.650%, 05/15/35 (144A)	438,290	442,057
CPS Auto Receivables Trust
5.910%, 08/16/27 (144A)	307,751	308,586
Credit Acceptance Auto Loan Trust
4.680%, 09/15/34 (144A)	640,000	640,448
5.680%, 03/15/34 (144A)	385,000	392,157
DT Auto Owner Trust
5.190%, 10/16/28 (144A)	250,000	250,016
5.410%, 02/15/29 (144A)	280,000	280,527
Enterprise Fleet Financing LLC
5.160%, 09/20/30 (144A)	160,000	164,340
5.420%, 10/22/29 (144A)	390,000	397,780
Exeter Automobile Receivables Trust
2.730%, 12/15/25 (144A)	24,089	24,068
6.110%, 09/15/27	158,000	158,627
Flagship Credit Auto Trust
4.690%, 07/17/28 (144A)	503,000	501,322
5.050%, 01/18/28 (144A)	140,000	140,468
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Hertz Vehicle Financing III LLC
5.940%, 02/25/28 (144A)	990,000	$1,014,710
Santander Drive Auto Receivables Trust
4.980%, 02/15/28	295,000	295,232
5.610%, 07/17/28	495,000	501,378
SFS Auto Receivables Securitization Trust
5.710%, 01/22/30 (144A)	245,000	253,406
Tricolor Auto Securitization Trust
6.480%, 08/17/26 (144A)	11,425	11,429
Westlake Automobile Receivables Trust
5.410%, 01/18/28 (144A)	160,000	160,791
World Omni Auto Receivables Trust
5.030%, 05/15/29	270,000	274,022
		8,327,924
Asset-Backed - Home Equity — 0.0%
GSAA Home Equity Trust
5.069%, 1M TSFR + 0.214%, 12/25/46 (c)	42,550	21,189
5.569%, 1M TSFR + 0.714%, 03/25/36 (c)	491,328	242,941
5.985%, 06/25/36 (c)	416,383	103,325
Renaissance Home Equity Loan Trust
6.120%, 11/25/36 (j)	239,171	86,595
Soundview Home Loan Trust
5.469%, 1M TSFR + 0.614%, 11/25/36 (c)	336,886	316,631
		770,681
Asset-Backed - Other — 2.5%
AASET Trust
3.351%, 01/16/40 (144A)	92,917	88,279
Affirm Asset Securitization Trust
6.610%, 01/18/28 (144A)	385,000	386,614
Aligned Data Centers Issuer LLC
6.000%, 08/17/48 (144A)	545,000	556,026
Benefit Street Partners CLO XXXI Ltd.
7.635%, 3M TSFR + 2.350%, 04/25/36 (144A) (c)	575,000	579,399
Carlyle U.S. CLO Ltd.
6.845%, 3M TSFR + 1.520%, 04/25/37 (144A) (c)	455,000	457,081
CF Hippolyta Issuer LLC
1.530%, 03/15/61 (144A)	94,245	88,538
1.690%, 07/15/60 (144A)	224,107	216,849
1.990%, 07/15/60 (144A)	241,562	218,960
5.970%, 08/15/62 (144A)	142,661	143,417
Cirrus Funding Ltd.
4.800%, 01/25/37 (144A)	845,446	840,147
CNH Equipment Trust
4.770%, 10/15/30	170,000	172,275
Commercial Equipment Finance LLC
5.970%, 07/16/29 (144A)	400,165	405,475
DLLAA LLC
5.640%, 02/22/28 (144A)	285,000	291,655
Domino's Pizza Master Issuer LLC
2.662%, 04/25/51 (144A)	505,700	465,893
3.668%, 10/25/49 (144A)	316,800	301,245
4.116%, 07/25/48 (144A)	663,250	657,874
Elmwood CLO 19 Ltd.
7.686%, 3M TSFR + 2.400%, 10/17/36 (144A) (c)	760,000	763,143
BHFTII-129

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Elmwood CLO 23 Ltd.
7.536%, 3M TSFR + 2.250%, 04/16/36 (144A) (c)	530,000	$532,949
Finance America Mortgage Loan Trust
6.019%, 1M TSFR + 1.164%, 09/25/33 (c)	36,524	36,243
FirstKey Homes Trust
4.145%, 05/19/39 (144A)	287,138	284,521
4.250%, 07/17/39 (144A)	1,181,324	1,168,843
GMACM Home Equity Loan Trust
5.469%, 1M TSFR + 0.614%, 10/25/34 (144A) (c)	7,137	7,104
Golub Capital Partners CLO 68B Ltd.
8.085%, 3M TSFR + 2.800%, 07/25/36 (144A) (c)	460,000	466,491
Invesco U.S. CLO Ltd.
7.582%, 3M TSFR + 2.300%, 04/21/36 (144A) (c)	345,000	346,838
Knollwood CDO Ltd.
11.700%, PRIME + 3.200%, 01/10/39 (144A) (c)	941,664	94
Madison Park Funding LXVII Ltd.
6.800%, 3M TSFR + 1.510%, 04/25/37 (144A) (c)	680,000	681,280
MF1 Ltd.
6.715%, 1M TSFR + 1.750%, 02/19/37 (144A) (c)	685,000	672,293
Morgan Stanley ABS Capital I, Inc. Trust
5.269%, 1M TSFR + 0.414%, 06/25/36 (c)	7,171	6,113
New Economy Assets Phase 1 Sponsor LLC
1.910%, 10/20/61 (144A)	865,000	797,278
NRZ Excess Spread-Collateralized Notes
3.844%, 12/25/25 (144A)	59,483	58,368
Octagon 61 Ltd.
7.632%, 3M TSFR + 2.350%, 04/20/36 (144A) (c)	745,000	746,705
PRET LLC
2.487%, 07/25/51 (144A) (j)	160,650	159,659
2.981%, 01/25/52 (144A) (j)	651,290	648,147
5.963%, 09/25/54 (144A) (j)	120,000	119,822
Pretium Mortgage Credit Partners I LLC
4.992%, 06/27/60 (144A) (j)	371,531	369,047
Pretium Mortgage Credit Partners LLC
4.992%, 02/25/61 (144A) (j)	583,129	581,718
Progress Residential Trust
1.510%, 10/17/38 (144A)	801,812	757,474
3.200%, 04/17/39 (144A)	272,949	264,450
4.438%, 05/17/41 (144A)	759,855	756,034
4.451%, 06/17/39 (144A)	210,657	209,714
4.750%, 10/27/39 (144A)	346,640	349,004
Retained Vantage Data Centers Issuer LLC
5.000%, 09/15/48 (144A)	845,000	840,414
RR 23 Ltd.
7.951%, 3M TSFR + 2.650%, 10/15/35 (144A) (c)	1,110,000	1,115,482
RR 26 Ltd.
7.551%, 3M TSFR + 2.250%, 04/15/38 (144A) (c)	520,000	520,684
Sabey Data Center Issuer LLC
6.000%, 04/20/49 (144A)	135,000	136,502
Sapphire Aviation Finance II Ltd.
3.228%, 03/15/40 (144A)	150,780	138,399
SCF Equipment Leasing LLC
5.560%, 04/20/32 (144A)	275,000	285,382
Sound Point CLO XXIX Ltd.
6.616%, 3M TSFR + 1.332%, 04/25/34 (144A) (c)	1,300,000	1,300,034
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Stack Infrastructure Issuer LLC
5.900%, 07/25/48 (144A)	480,000	$487,429
5.900%, 03/25/49 (144A)	265,000	271,998
Subway Funding LLC
6.028%, 07/30/54 (144A)	495,000	510,707
Summit Issuer LLC
2.290%, 12/20/50 (144A)	320,000	309,037
Taco Bell Funding LLC
2.294%, 08/25/51 (144A)	1,889,348	1,697,133
Texas Debt Capital CLO Ltd.
7.582%, 3M TSFR + 2.300%, 04/20/36 (144A) (c)	635,000	636,105
Tricon Residential Trust
4.849%, 07/17/40 (144A)	770,763	773,653
Vantage Data Centers Issuer LLC
5.100%, 09/15/54 (144A)	995,000	995,000
VB-S1 Issuer LLC
5.590%, 05/15/54 (144A)	550,000	558,924
VCAT LLC
4.743%, 05/25/51 (144A) (j)	22,442	22,209
5.115%, 03/27/51 (144A) (j)	17,931	17,848
Venture 42 CLO Ltd.
6.693%, 3M TSFR + 1.392%, 04/15/34 (144A) (c)	1,300,000	1,297,118
VOLT XCIV LLC
5.240%, 02/27/51 (144A) (j)	221,467	221,624
Wellfleet CLO X Ltd.
6.714%, 3M TSFR + 1.432%, 07/20/32 (144A) (c)	1,057,826	1,059,088
Wendy's Funding LLC
3.884%, 03/15/48 (144A)	405,584	393,551
Wingstop Funding LLC
2.841%, 12/05/50 (144A)	315,200	296,379
		30,537,759
Asset-Backed - Student Loan — 0.1%
Navient Private Education Refi Loan Trust
1.110%, 02/18/70 (144A)	401,499	357,284
5.510%, 10/15/71 (144A)	505,054	516,646
		873,930
Total Asset-Backed Securities (Cost $41,153,610)		40,510,294

Foreign Government—1.3%
Banks — 0.0%
Bank Gospodarstwa Krajowego
5.375%, 05/22/33 (144A)	200,000	205,318
Sovereign — 1.3%
Bermuda Government International Bonds
2.375%, 08/20/30 (144A)	200,000	175,960
5.000%, 07/15/32 (144A)	405,000	410,063
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	11,104,000	1,836,114
Bulgaria Government International Bonds
1.375%, 09/23/50 (EUR)	225,000	151,497
4.875%, 05/13/36 (EUR)	315,000	386,134
BHFTII-130

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Chile Government International Bonds
1.250%, 01/22/51 (EUR)	250,000	$160,015
Colombia Government International Bonds
5.000%, 06/15/45	800,000	588,639
5.200%, 05/15/49	200,000	147,814
Costa Rica Government International Bonds
6.550%, 04/03/34 (144A)	280,000	297,576
Hungary Government International Bonds
1.625%, 04/28/32 (EUR)	1,025,000	969,877
6.125%, 05/22/28 (144A)	480,000	500,400
Indonesia Government International Bonds
1.100%, 03/12/33 (EUR)	800,000	731,339
5.150%, 09/10/54	210,000	213,383
Israel Government International Bonds
5.750%, 03/12/54	200,000	190,172
Ivory Coast Government International Bonds
4.875%, 01/30/32 (EUR)	460,000	451,749
Mexico Government International Bonds
3.500%, 02/12/34	200,000	170,155
6.000%, 05/07/36	1,605,000	1,634,518
6.338%, 05/04/53	200,000	198,596
6.400%, 05/07/54	200,000	200,074
North Macedonia Government International Bonds
2.750%, 01/18/25 (EUR)	425,000	470,322
3.675%, 06/03/26 (144A) (EUR)	515,000	563,420
Panama Government International Bonds
6.875%, 01/31/36	200,000	209,619
Peru Government International Bonds
3.000%, 01/15/34	130,000	111,367
5.375%, 02/08/35	180,000	184,322
5.875%, 08/08/54	235,000	246,327
Philippines Government International Bonds
1.200%, 04/28/33 (EUR)	515,000	476,997
1.750%, 04/28/41 (EUR)	300,000	243,780
4.750%, 03/05/35	215,000	217,149
Romania Government International Bonds
2.625%, 12/02/40 (144A) (EUR)	635,000	472,956
2.750%, 04/14/41 (EUR)	1,810,000	1,358,741
5.875%, 01/30/29 (144A)	620,000	634,993
Saudi Government International Bonds
2.000%, 07/09/39 (EUR)	285,000	248,236
5.750%, 01/16/54 (144A)	360,000	366,752
		15,219,056
Total Foreign Government (Cost $17,440,225)		15,424,374

Municipals—0.5%
Chicago Board of Education, General Obligation Unlimited
6.138%, 12/01/39	325,000	317,924
6.319%, 11/01/29	315,000	320,003
Chicago Transit Authority Sales Tax Receipts Fund
3.912%, 12/01/40	170,000	151,756
Metropolitan Transportation Authority
4.750%, 11/15/45	505,000	523,319
5.175%, 11/15/49	55,000	51,137
Security Description	Principal Amount*	Value

Municipal Electric Authority of Georgia
6.637%, 04/01/57	187,000	$213,522
New York Transportation Development Corp.
4.248%, 09/01/35	870,000	851,436
Philadelphia Authority for Industrial Development
6.550%, 10/15/28	1,235,000	1,340,319
State Board of Administration Finance Corp.
1.258%, 07/01/25	975,000	951,718
State of California, General Obligation Unlimited
7.300%, 10/01/39	180,000	216,707
Texas Natural Gas Securitization Finance Corp.
5.102%, 04/01/35	577,174	596,962
Total Municipals (Cost $5,661,357)		5,534,803

Floating Rate Loan (k)—0.0%
Oil & Gas — 0.0%
Paragon Offshore Finance Co.
Term Loan B, 07/18/22 (l) (m) (n) (Cost $587)	587	0

Short-Term Investments—1.5%
Repurchase Agreement—1.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $18,212,981; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $18,575,439	18,211,084	18,211,084
Total Short-Term Investments (Cost $18,211,084)		18,211,084

Securities Lending Reinvestments (o)—1.6%
Repurchase Agreements—1.1%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $1,200,165; collateralized by various Common Stock with an aggregate market value of $1,336,426	1,200,000	1,200,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $1,000,138; collateralized by various Common Stock with an aggregate market value of $1,113,689	1,000,000	1,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $500,069; collateralized by various Common Stock with an aggregate market value of $556,844	500,000	500,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $1,027,647; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $1,053,923	1,000,000	1,000,000
BHFTII-131

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (o)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $3,132,185; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $3,194,399	3,131,764	$3,131,764
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $1,101,061; collateralized by various Common Stock with an aggregate market value of $1,227,226	1,100,000	1,100,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $100,014; collateralized by various Common Stock with an aggregate market value of $111,542	100,000	100,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $4,000,541; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $4,081,561	4,000,000	4,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $1,000,137; collateralized by various Common Stock with an aggregate market value of $1,100,151	1,000,000	1,000,000
		13,031,764

Mutual Funds—0.5%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (p)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (p)	3,000,000	3,000,000
		6,000,000
Total Securities Lending Reinvestments (Cost $19,031,764)		19,031,764
Total Investments—107.3% (Cost $1,185,395,283)		1,307,212,163
Other assets and liabilities (net)—(7.3)%		(89,016,534)
Net Assets—100.0%		$1,218,195,629

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $37,509,620 and the collateral received consisted of cash in the amount of $19,031,764 and non-cash collateral with a value of $19,510,083. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	Interest only security.
(e)	Principal only security.
(f)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2024, the market value of securities pledged was $2,487,087.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2024, the market value of securities pledged was $3,225,085.
(i)	Principal amount of security is adjusted for inflation.
(j)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(k)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(l)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(m)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(n)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(o)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(p)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$133,545,458, which is 11.0% of net assets.

TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Government National Mortgage Association, TBA	3.500%	TBA	$(3,874,000)	$(3,661,511)	$(3,639,424)
Uniform Mortgage-Backed Security, TBA	1.500%	TBA	(75,000)	(59,399)	(59,238)
Uniform Mortgage-Backed Security, TBA	2.000%	TBA	(909,000)	(877,548)	(874,814)
Uniform Mortgage-Backed Security, TBA	2.500%	TBA	(4,175,000)	(3,632,565)	(3,603,386)
Uniform Mortgage-Backed Security, TBA	3.500%	TBA	(150,000)	(140,502)	(139,675)
Uniform Mortgage-Backed Security, TBA	4.000%	TBA	(12,025,000)	(11,620,031)	(11,557,272)
BHFTII-132

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	4.500%	TBA	$(5,072,000)	$(5,033,916)	$(5,004,606)
Uniform Mortgage-Backed Security, TBA	5.000%	TBA	(4,395,000)	(4,336,007)	(4,392,082)
Totals				$(29,361,479)	$(29,270,497)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	10,580,000	GSI	12/18/24	USD	1,851,625	$(73,100)
EUR	6,906,000	DBAG	12/18/24	USD	7,642,401	(69,011)
EUR	138,000	NWM	12/18/24	USD	154,003	(91)
EUR	350,000	NWM	12/18/24	USD	390,866	47
Net Unrealized Depreciation						$(142,155)
A security in the amount of $81,277 has been received at the custodian bank and held as collateral for open forward foreign currency exchange contracts.
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/16/24	117	AUD	13,618,364	$(74,491)
U.S. Treasury Note 10 Year Futures	12/19/24	294	USD	33,598,687	(241,940)
U.S. Treasury Note 2 Year Futures	12/31/24	438	USD	91,210,078	(139,271)
U.S. Treasury Note 5 Year Futures	12/31/24	139	USD	15,273,711	11,769
U.S. Treasury Note Ultra 10 Year Futures	12/19/24	60	USD	7,097,813	(1,341)
U.S. Treasury Ultra Long Bond Futures	12/19/24	15	USD	1,996,406	(5,555)

Futures Contracts—Short
Euro-Bund Futures	12/06/24	(21)	EUR	(2,833,320)	(39,958)
Euro-Buxl 30 Year Bond Futures	12/06/24	(11)	EUR	(1,499,080)	(19,155)
Euro-OAT Futures	12/06/24	(44)	EUR	(5,580,960)	3,134
Euro-Schatz Futures	12/06/24	(474)	EUR	(50,800,950)	(157,314)
U.S. Treasury Long Bond Futures	12/19/24	(8)	USD	(993,500)	1,238
Net Unrealized Depreciation					$(662,884)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	2.880%	Annually	03/15/53	USD	1,610,000	$132,743	$17,775	$114,968
Receive	12M SOFR	Annually	2.970%	Annually	03/15/53	USD	2,325,000	153,523	4,539	148,984
Receive	12M SOFR	Annually	3.250%	Annually	06/21/53	USD	860,000	12,258	(8,477)	20,735
Receive	12M SOFR	Annually	3.590%	Annually	09/20/53	USD	2,955,000	(145,501)	12,751	(158,252)
Receive	12M SOFR	Annually	3.647%	Annually	06/12/35	USD	740,000	(23,092)	—	(23,092)
Receive	12M SOFR	Annually	3.655%	Annually	06/12/35	USD	665,000	(21,193)	—	(21,193)
Receive	12M SOFR	Annually	3.657%	Annually	06/12/35	USD	1,335,000	(42,824)	(87)	(42,737)
Receive	12M SOFR	Annually	3.672%	Annually	06/12/35	USD	1,330,000	(44,265)	—	(44,265)
Receive	12M SOFR	Annually	3.743%	Annually	06/12/35	USD	910,000	(35,692)	—	(35,692)
Receive	12M SOFR	Annually	3.825%	Annually	02/15/34	USD	1,625,000	(67,671)	—	(67,671)
BHFTII-133

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	3.873%	Annually	06/12/35	USD	500,000	$(25,011)	$(1)	$(25,010)
Receive	12M SOFR	Annually	3.878%	Annually	06/12/35	USD	170,000	(8,574)	—	(8,574)
Totals								$(115,299)	$26,500	$(141,799)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.41.V1	(1.000%)	Quarterly	06/20/29	1.525%	USD	3,261,219	$71,835	$82,686	$(10,851)

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$732,478,079	$—	$—	$732,478,079
Total U.S. Treasury & Government Agencies*	—	300,330,435	—	300,330,435
Total Corporate Bonds & Notes*	—	130,177,581	—	130,177,581
Total Mortgage-Backed Securities*	—	45,513,749	—	45,513,749
Total Asset-Backed Securities*	—	40,510,294	—	40,510,294
Total Foreign Government*	—	15,424,374	—	15,424,374
Total Municipals*	—	5,534,803	—	5,534,803
Total Floating Rate Loans*	—	—	0	0
Total Short-Term Investments*	—	18,211,084	—	18,211,084
Securities Lending Reinvestments
Repurchase Agreements	—	13,031,764	—	13,031,764
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	13,031,764	—	19,031,764
Total Investments	$738,478,079	$568,734,084	$0	$1,307,212,163
Collateral for Securities Loaned (Liability)	$—	$(19,031,764)	$—	$(19,031,764)
TBA Forward Sales Commitments (Liability)	$—	$(29,270,497)	$—	$(29,270,497)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$47	$—	$47
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(142,202)	—	(142,202)
Total Forward Contracts	$—	$(142,155)	$—	$(142,155)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$16,141	$—	$—	$16,141
BHFTII-134

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (Unrealized Depreciation)	$(679,025)	$—	$—	$(679,025)
Total Futures Contracts	$(662,884)	$—	$—	$(662,884)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$284,687	$—	$284,687
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(437,337)	—	(437,337)
Total Centrally Cleared Swap Contracts	$—	$(152,650)	$—	$(152,650)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
BHFTII-135

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 6.4%
General Dynamics Corp.	198,544	$59,999,997
Lockheed Martin Corp.	90,659	52,995,625
Northrop Grumman Corp.	173,151	91,435,848
		204,431,470
Air Freight & Logistics — 1.4%
United Parcel Service, Inc. - Class B	329,386	44,908,487
Banks — 0.5%
PNC Financial Services Group, Inc.	92,295	17,060,731
Beverages — 8.0%
Coca-Cola Co.	1,265,847	90,963,765
Diageo PLC	2,438,619	85,088,359
PepsiCo, Inc.	462,069	78,574,834
		254,626,958
Capital Markets — 1.3%
S&P Global, Inc.	77,926	40,258,130
Chemicals — 5.0%
Ecolab, Inc.	239,436	61,135,194
Linde PLC	201,782	96,221,764
		157,356,958
Consumer Finance — 1.6%
American Express Co.	191,719	51,994,193
Financial Services — 5.7%
Mastercard, Inc. - Class A	181,465	89,607,417
Visa, Inc. - Class A (a)	334,916	92,085,154
		181,692,571
Ground Transportation — 4.3%
Canadian National Railway Co.	586,887	68,723,646
Union Pacific Corp.	278,188	68,567,778
		137,291,424
Health Care Equipment & Supplies — 8.2%
Abbott Laboratories	752,070	85,743,501
Medtronic PLC	630,485	56,762,564
Stryker Corp.	321,665	116,204,698
		258,710,763
Health Care Providers & Services — 3.7%
UnitedHealth Group, Inc.	198,900	116,292,852
Hotels, Restaurants & Leisure — 3.8%
McDonald's Corp. (a)	396,193	120,644,731
Household Products — 4.8%
Colgate-Palmolive Co.	614,089	63,748,579
Procter & Gamble Co.	503,956	87,285,179
		151,033,758
Security Description	Shares	Value
Industrial Conglomerates — 2.9%
Honeywell International, Inc.	437,427	$90,420,535
Insurance — 4.7%
Chubb Ltd.	259,952	74,967,557
Marsh & McLennan Cos., Inc.	324,955	72,494,211
		147,461,768
IT Services — 3.0%
Accenture PLC - Class A	269,170	95,146,212
Life Sciences Tools & Services — 3.4%
Danaher Corp.	388,562	108,028,007
Machinery — 1.2%
Deere & Co.	92,692	38,683,152
Pharmaceuticals — 4.0%
Johnson & Johnson	430,447	69,758,241
Merck & Co., Inc.	356,170	40,446,665
Pfizer, Inc.	549,241	15,895,035
		126,099,941
Professional Services — 2.2%
Automatic Data Processing, Inc.	254,095	70,315,709
Semiconductors & Semiconductor Equipment — 2.9%
Texas Instruments, Inc.	446,958	92,328,114
Software — 5.4%
Intuit, Inc.	73,865	45,870,165
Microsoft Corp.	288,887	124,308,076
		170,178,241
Specialized REITs — 3.1%
American Tower Corp.	242,821	56,470,452
Public Storage (a)	114,569	41,688,222
		98,158,674
Specialty Retail — 4.6%
Home Depot, Inc.	156,753	63,516,316
TJX Cos., Inc.	701,165	82,414,934
		145,931,250
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	535,718	124,822,294
Textiles, Apparel & Luxury Goods — 2.4%
NIKE, Inc. - Class B	873,405	77,209,002
Total Common Stocks (Cost $2,121,758,766)		3,121,085,925

BHFTII-136

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Escrow Shares—0.0%
Security Description	Shares/ Principal Amount*	Value

Forest Products & Paper — 0.0%
Sino Forest Corp. (b) (c) (d) (Cost $0)	5,844,000	$0

Short-Term Investments—1.6%
Repurchase Agreement—1.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $51,922,484; collateralized by U.S. Treasury Notes with rates ranging from 3.125% - 4.625%, maturity dates ranging from 06/30/26 - 11/15/28, and an aggregate market value of $52,955,586	51,917,076	51,917,076
Total Short-Term Investments (Cost $51,917,076)		51,917,076
Total Investments—100.0% (Cost $2,173,675,842)		3,173,003,001
Other assets and liabilities (net)—0.0%		(479,850)
Net Assets—100.0%		$3,172,523,151

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $88,831,835 and the collateral received consisted of non-cash collateral with a value of $90,896,901. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Non-income producing security.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$204,431,470	$—	$—	$204,431,470
Air Freight & Logistics	44,908,487	—	—	44,908,487
Banks	17,060,731	—	—	17,060,731
Beverages	169,538,599	85,088,359	—	254,626,958
Capital Markets	40,258,130	—	—	40,258,130
Chemicals	157,356,958	—	—	157,356,958
Consumer Finance	51,994,193	—	—	51,994,193
Financial Services	181,692,571	—	—	181,692,571
Ground Transportation	137,291,424	—	—	137,291,424
Health Care Equipment & Supplies	258,710,763	—	—	258,710,763
Health Care Providers & Services	116,292,852	—	—	116,292,852
Hotels, Restaurants & Leisure	120,644,731	—	—	120,644,731
Household Products	151,033,758	—	—	151,033,758
Industrial Conglomerates	90,420,535	—	—	90,420,535
Insurance	147,461,768	—	—	147,461,768
IT Services	95,146,212	—	—	95,146,212
Life Sciences Tools & Services	108,028,007	—	—	108,028,007
Machinery	38,683,152	—	—	38,683,152
Pharmaceuticals	126,099,941	—	—	126,099,941
Professional Services	70,315,709	—	—	70,315,709
Semiconductors & Semiconductor Equipment	92,328,114	—	—	92,328,114
Software	170,178,241	—	—	170,178,241
Specialized REITs	98,158,674	—	—	98,158,674
Specialty Retail	145,931,250	—	—	145,931,250
Technology Hardware, Storage & Peripherals	124,822,294	—	—	124,822,294
BHFTII-137

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Textiles, Apparel & Luxury Goods	$77,209,002	$—	$—	$77,209,002
Total Common Stocks	3,035,997,566	85,088,359	—	3,121,085,925
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	51,917,076	—	51,917,076
Total Investments	$3,035,997,566	$137,005,435	$0	$3,173,003,001

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
BHFTII-138

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.7%
BWX Technologies, Inc.	102,260	$11,115,662
L3Harris Technologies, Inc.	76,625	18,226,789
		29,342,451
Automobile Components — 1.9%
BorgWarner, Inc.	227,672	8,262,217
Mobileye Global, Inc. - Class A (a) (b)	249,833	3,422,712
Modine Manufacturing Co. (a) (b)	66,113	8,779,145
		20,464,074
Biotechnology — 3.5%
Alnylam Pharmaceuticals, Inc. (b)	28,214	7,759,696
Exact Sciences Corp. (a) (b)	88,856	6,052,871
Natera, Inc. (a) (b)	190,743	24,214,824
		38,027,391
Building Products — 2.1%
Builders FirstSource, Inc. (b)	92,088	17,852,180
Trex Co., Inc. (b)	76,301	5,080,120
		22,932,300
Capital Markets — 5.6%
Carlyle Group, Inc. (a)	216,728	9,332,308
Coinbase Global, Inc. - Class A (b)	38,604	6,878,075
KKR & Co., Inc.	213,847	27,924,141
MSCI, Inc.	20,571	11,991,453
Nasdaq, Inc.	68,853	5,026,957
		61,152,934
Commercial Services & Supplies — 2.6%
Cintas Corp.	49,981	10,290,088
Rollins, Inc.	182,695	9,240,713
Waste Connections, Inc.	50,417	9,015,568
		28,546,369
Communications Equipment — 1.9%
Arista Networks, Inc. (b)	53,020	20,350,136
Construction & Engineering — 1.6%
Quanta Services, Inc.	59,075	17,613,211
Construction Materials — 2.4%
Eagle Materials, Inc. (a)	69,675	20,042,014
Summit Materials, Inc. - Class A (a) (b)	160,590	6,267,828
		26,309,842
Diversified Consumer Services — 1.5%
Bright Horizons Family Solutions, Inc. (b)	113,917	15,963,189
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp. - Class A	151,012	9,839,942
Cognex Corp. (a)	62,946	2,549,313
		12,389,255
Security Description	Shares	Value
Financial Services — 3.2%
Apollo Global Management, Inc.	173,387	$21,657,770
Block, Inc. (b)	186,446	12,516,120
		34,173,890
Food Products — 0.6%
Lamb Weston Holdings, Inc. (a)	100,617	6,513,945
Ground Transportation — 3.7%
JB Hunt Transport Services, Inc.	53,157	9,160,546
Knight-Swift Transportation Holdings, Inc.	164,060	8,851,037
XPO, Inc. (a) (b)	202,209	21,739,489
		39,751,072
Health Care Equipment & Supplies — 10.4%
Alcon, Inc.	148,554	14,865,799
Align Technology, Inc. (b)	22,891	5,821,639
Dexcom, Inc. (b)	177,137	11,875,264
GE HealthCare Technologies, Inc.	61,003	5,725,132
Hologic, Inc. (b)	164,201	13,375,813
IDEXX Laboratories, Inc. (b)	35,754	18,063,636
Inspire Medical Systems, Inc. (a) (b)	70,510	14,881,135
ResMed, Inc.	37,417	9,134,238
STERIS PLC	57,770	14,011,536
Teleflex, Inc.	19,161	4,738,899
		112,493,091
Health Care Technology — 1.8%
Veeva Systems, Inc. - Class A (b)	95,299	20,000,401
Hotels, Restaurants & Leisure — 3.5%
Caesars Entertainment, Inc. (a) (b)	153,789	6,419,153
Chipotle Mexican Grill, Inc. (b)	116,824	6,731,399
Domino's Pizza, Inc.	28,567	12,287,809
DraftKings, Inc. - Class A (b)	332,183	13,021,574
		38,459,935
Industrial REITs — 0.8%
First Industrial Realty Trust, Inc.	163,079	9,129,163
Insurance — 1.2%
Aon PLC - Class A	38,817	13,430,294
Interactive Media & Services — 2.0%
Match Group, Inc. (b)	306,857	11,611,469
Pinterest, Inc. - Class A (a) (b)	314,489	10,180,009
		21,791,478
IT Services — 4.4%
Cognizant Technology Solutions Corp. - Class A	185,036	14,281,079
EPAM Systems, Inc. (b)	62,747	12,488,535
Gartner, Inc. (b)	12,895	6,534,670
MongoDB, Inc. (b)	28,313	7,654,420
Twilio, Inc. - Class A (b)	108,152	7,053,673
		48,012,377
BHFTII-139

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Leisure Products — 1.3%
Mattel, Inc. (a) (b)	746,653	$14,223,740
Life Sciences Tools & Services — 3.5%
Agilent Technologies, Inc.	118,210	17,551,821
Avantor, Inc. (b)	213,641	5,526,893
Mettler-Toledo International, Inc. (b)	9,549	14,320,635
		37,399,349
Machinery — 0.6%
Stanley Black & Decker, Inc.	60,354	6,646,786
Media — 2.1%
Trade Desk, Inc. - Class A (b)	203,911	22,358,841
Metals & Mining — 1.5%
ATI, Inc. (b)	249,937	16,723,285
Oil, Gas & Consumable Fuels — 2.0%
Coterra Energy, Inc.	383,393	9,182,262
Permian Resources Corp.	880,073	11,977,794
		21,160,056
Professional Services — 3.5%
Equifax, Inc.	35,552	10,447,311
KBR, Inc.	197,735	12,878,480
TransUnion	137,678	14,414,887
		37,740,678
Real Estate Management & Development — 0.6%
CoStar Group, Inc. (b)	85,394	6,442,123
Semiconductors & Semiconductor Equipment — 5.6%
Entegris, Inc. (a)	18,868	2,123,216
KLA Corp.	13,654	10,573,794
Lattice Semiconductor Corp. (a) (b)	137,623	7,303,653
Marvell Technology, Inc.	172,255	12,423,031
Monolithic Power Systems, Inc.	30,479	28,177,835
		60,601,529
Software — 10.9%
Bill Holdings, Inc. (b)	96,577	5,095,402
Crowdstrike Holdings, Inc. - Class A (b)	22,965	6,440,994
Datadog, Inc. - Class A (b)	72,009	8,285,355
Fair Isaac Corp. (b)	14,476	28,134,395
Fortinet, Inc. (b)	161,512	12,525,256
Guidewire Software, Inc. (b)	106,074	19,405,178
HubSpot, Inc. (b)	18,690	9,935,604
Palantir Technologies, Inc. - Class A (b)	603,087	22,434,836
Palo Alto Networks, Inc. (b)	18,382	6,282,968
		118,539,988
Specialty Retail — 3.9%
Burlington Stores, Inc. (b)	69,515	18,315,812
Lithia Motors, Inc. (a)	20,807	6,609,136
Ross Stores, Inc.	102,871	15,483,114
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Tractor Supply Co.	6,168	$1,794,456
		42,202,518
Textiles, Apparel & Luxury Goods — 0.7%
On Holding AG - Class A (b)	155,948	7,820,792
Trading Companies & Distributors — 4.2%
Beacon Roofing Supply, Inc. (b)	135,605	11,720,340
FTAI Aviation Ltd. (a)	257,690	34,247,001
		45,967,341
Total Common Stocks (Cost $829,841,961)		1,074,673,824

Short-Term Investments—1.2%
Repurchase Agreement—1.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $12,514,250; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $12,763,406	12,512,947	12,512,947
Total Short-Term Investments (Cost $12,512,947)		12,512,947

Securities Lending Reinvestments (c)—7.2%
Certificates of Deposit—1.1%
Bank of America NA
5.330%, SOFR + 0.500%, 11/29/24 (d)	1,000,000	1,000,636
Bank of Montreal
5.130%, SOFR + 0.300%, 03/04/25 (d)	1,000,000	1,000,007
BNP Paribas SA
5.060%, SOFR + 0.220%, 11/07/24 (d)	1,000,000	999,988
Cooperatieve Rabobank UA
5.170%, SOFR + 0.340%, 07/30/25 (d)	2,000,000	2,003,040
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (d)	1,000,000	1,000,128
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (d)	1,000,000	1,000,104
Nordea Bank Abp
5.040%, SOFR + 0.200%, 10/21/24 (d)	1,000,000	1,000,051
Oversea-Chinese Banking Corp. Ltd.
5.030%, SOFR + 0.200%, 10/22/24 (d)	1,000,000	1,000,037
Societe Generale
5.020%, SOFR + 0.180%, 11/25/24 (d)	1,000,000	1,000,014
Westpac Banking Corp.
5.390%, SOFR + 0.550%, 10/11/24 (d)	2,000,000	2,000,202
		12,004,207
Commercial Paper—0.4%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (d)	1,000,000	999,989
ING U.S. Funding LLC
5.040%, SOFR + 0.210%, 10/24/24 (d)	1,000,000	1,000,052
BHFTII-140

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Macquarie Bank Ltd.
5.050%, SOFR + 0.220%, 02/13/25 (d)	1,000,000	$999,997
United Overseas Bank Ltd.
4.980%, SOFR + 0.150%, 11/05/24 (d)	2,000,000	2,000,016
		5,000,054
Repurchase Agreements—5.7%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $2,600,357; collateralized by various Common Stock with an aggregate market value of $2,895,591	2,600,000	2,600,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $2,000,276; collateralized by various Common Stock with an aggregate market value of $2,227,378	2,000,000	2,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $11,201,549; collateralized by various Common Stock with an aggregate market value of $12,473,315	11,200,000	11,200,000
BNP Paribas Financial Markets
Repurchase Agreement dated 09/30/24 at 4.890%, due on 10/01/24 with a maturity value of $2,000,272; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/30/26 - 02/15/44, and an aggregate market value of $2,043,859	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.130%, due on 11/04/24 with a maturity value of $7,034,913; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 11/15/48 - 08/15/52, and an aggregate market value of $7,140,000	7,000,000	7,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $6,041,674; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $6,161,680	6,040,862	6,040,862
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $5,605,401; collateralized by various Common Stock with an aggregate market value of $6,247,694	5,600,000	5,600,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $3,000,416; collateralized by various Common Stock with an aggregate market value of $3,336,102	3,000,000	3,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $5,000,693; collateralized by various Common Stock with an aggregate market value of $5,577,116	5,000,000	$5,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $1,000,137; collateralized by various Common Stock with an aggregate market value of $1,113,455	1,000,000	1,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $16,259,606; collateralized by various Common Stock with an aggregate market value of $17,885,568	16,257,379	16,257,379
		61,698,241
Total Securities Lending Reinvestments (Cost $78,698,793)		78,702,502
Total Investments—107.3% (Cost $921,053,701)		1,165,889,273
Other assets and liabilities (net)—(7.3)%		(79,559,471)
Net Assets—100.0%		$1,086,329,802

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $146,666,965 and the collateral received consisted of cash in the amount of $78,698,801 and non-cash collateral with a value of $69,675,470. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTII-141

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,074,673,824	$—	$—	$1,074,673,824
Total Short-Term Investments*	—	12,512,947	—	12,512,947
Total Securities Lending Reinvestments*	—	78,702,502	—	78,702,502
Total Investments	$1,074,673,824	$91,215,449	$—	$1,165,889,273
Collateral for Securities Loaned (Liability)	$—	$(78,698,801)	$—	$(78,698,801)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-142

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.3%
Boeing Co. (a)	196,740	$29,912,350
General Electric Co.	202,904	38,263,636
		68,175,986
Automobiles — 2.8%
Tesla, Inc. (a)	312,089	81,651,845
Biotechnology — 1.8%
Vertex Pharmaceuticals, Inc. (a)	114,273	53,146,087
Broadline Retail — 10.1%
Amazon.com, Inc. (a) (b)	1,301,409	242,491,539
MercadoLibre, Inc. (a)	27,498	56,424,796
		298,916,335
Capital Markets — 1.6%
Goldman Sachs Group, Inc.	34,899	17,278,844
Moody's Corp.	61,749	29,305,458
		46,584,302
Consumer Staples Distribution & Retail — 3.2%
Costco Wholesale Corp.	74,103	65,693,792
Walmart, Inc.	369,055	29,801,191
		95,494,983
Electrical Equipment — 1.4%
Eaton Corp. PLC	89,332	29,608,198
Vertiv Holdings Co. - Class A	118,828	11,822,198
		41,430,396
Electronic Equipment, Instruments & Components — 0.3%
Keysight Technologies, Inc. (a)	55,323	8,792,484
Entertainment — 4.7%
Netflix, Inc. (a)	143,490	101,773,152
Walt Disney Co.	375,304	36,100,492
		137,873,644
Financial Services — 4.9%
Mastercard, Inc. - Class A	158,205	78,121,629
Visa, Inc. - Class A (b)	246,590	67,799,921
		145,921,550
Ground Transportation — 1.2%
Uber Technologies, Inc. (a)	463,942	34,869,881
Health Care Equipment & Supplies — 1.7%
Dexcom, Inc. (a)	187,422	12,564,771
Intuitive Surgical, Inc. (a)	78,424	38,527,358
		51,092,129
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc. - Class A (a)	238,481	30,241,776
Hilton Worldwide Holdings, Inc.	96,177	22,168,798
Marriott International, Inc. - Class A	67,850	16,867,510
		69,278,084
Insurance — 0.9%
Progressive Corp.	106,374	26,993,466
Interactive Media & Services — 10.4%
Alphabet, Inc. - Class A	410,547	68,089,220
Security Description	Shares/ Principal Amount*	Value
Interactive Media & Services—(Continued)
Alphabet, Inc. - Class C	398,357	$66,601,307
Meta Platforms, Inc. - Class A	299,631	171,520,769
		306,211,296
IT Services — 1.2%
MongoDB, Inc. (a)	80,196	21,680,989
Snowflake, Inc. - Class A (a)	112,627	12,936,337
		34,617,326
Media — 1.6%
Trade Desk, Inc. - Class A (a)	424,244	46,518,355
Pharmaceuticals — 6.9%
AstraZeneca PLC (ADR)	339,461	26,447,407
Eli Lilly & Co.	138,170	122,410,330
Novo Nordisk AS (ADR)	471,588	56,151,983
		205,009,720
Semiconductors & Semiconductor Equipment — 17.7%
Advanced Micro Devices, Inc. (a) (b)	338,373	55,520,242
Analog Devices, Inc.	101,708	23,410,130
ASML Holding NV	41,793	34,824,017
Broadcom, Inc.	846,851	146,081,798
NVIDIA Corp.	2,148,217	260,879,472
		520,715,659
Software — 13.9%
Adobe, Inc. (a)	63,330	32,791,007
Cadence Design Systems, Inc. (a)	148,659	40,291,049
Crowdstrike Holdings, Inc. - Class A (a) (b)	125,767	35,273,871
Datadog, Inc. - Class A (a)	172,389	19,835,078
Microsoft Corp.	495,597	213,255,389
Palo Alto Networks, Inc. (a)	55,671	19,028,348
Salesforce, Inc.	49,209	13,468,995
ServiceNow, Inc. (a)	39,971	35,749,663
		409,693,400
Specialty Retail — 1.9%
O'Reilly Automotive, Inc. (a)	26,490	30,505,884
TJX Cos., Inc.	205,519	24,156,703
		54,662,587
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	751,275	175,047,075
Textiles, Apparel & Luxury Goods — 0.9%
adidas AG	96,589	25,567,275
Total Common Stocks (Cost $1,532,282,424)		2,938,263,865

Short-Term Investments—0.5%
Repurchase Agreement—0.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $15,082,073; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $15,382,146	15,080,502	15,080,502
Total Short-Term Investments (Cost $15,080,502)		15,080,502
BHFTII-143

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (c)—1.9%

Security Description	Principal Amount*	Value

Certificates of Deposit—0.2%
Bank of America NA
5.030%, SOFR + 0.200%, 11/22/24 (d)	1,000,000	$1,000,138
Bank of Montreal
5.130%, SOFR + 0.300%, 03/04/25 (d)	1,000,000	1,000,006
5.180%, SOFR + 0.350%, 07/14/25 (d)	1,000,000	1,000,003
DZ Bank AG (NY)
5.040%, SOFR + 0.210%, 10/28/24 (d)	1,000,000	1,000,024
Westpac Banking Corp.
5.390%, SOFR + 0.550%, 10/11/24 (d)	1,000,000	1,000,101
		5,000,272
Commercial Paper—0.1%
ING U.S. Funding LLC
5.060%, SOFR + 0.230%, 11/20/24 (d)	3,000,000	3,000,330
Macquarie Bank Ltd.
5.050%, SOFR + 0.220%, 02/13/25 (d)	1,000,000	999,997
		4,000,327
Repurchase Agreements—1.4%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $3,400,468; collateralized by various Common Stock with an aggregate market value of $3,786,542	3,400,000	3,400,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $1,000,138; collateralized by various Common Stock with an aggregate market value of $1,113,689	1,000,000	1,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $5,000,692; collateralized by various Common Stock with an aggregate market value of $5,568,444	5,000,000	5,000,000
ING Financial Markets LLC
Repurchase Agreement dated 09/30/24 at 4.850%, due on 10/01/24 with a maturity value of $8,600,269; collateralized by U.S. Treasury Obligations with zero coupon, maturing 09/04/25, and an aggregate market value of $8,771,096	8,599,111	8,599,111
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $10,001,386; collateralized by various Common Stock with an aggregate market value of $11,120,340	10,000,000	10,000,000
National Bank of Canada Financial, Inc.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $5,000,693; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 02/28/26 - 05/15/27, and various Common Stock with an aggregate market value of $5,245,342	5,000,000	5,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $7,000,947; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $7,142,732	7,000,000	7,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $1,000,137; collateralized by various Common Stock with an aggregate market value of $1,100,151	1,000,000	$1,000,000
		40,999,111

Mutual Funds—0.2%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (e)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (e)	3,000,000	3,000,000
		6,000,000
Total Securities Lending Reinvestments (Cost $55,999,111)		55,999,710
Total Investments—102.0% (Cost $1,603,362,037)		3,009,344,077
Other assets and liabilities (net)—(2.0)%		(59,860,369)
Net Assets—100.0%		$2,949,483,708

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $151,465,000 and the collateral received consisted of cash in the amount of $55,999,111 and non-cash collateral with a value of $99,652,776. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(d)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
BHFTII-144

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$68,175,986	$—	$—	$68,175,986
Automobiles	81,651,845	—	—	81,651,845
Biotechnology	53,146,087	—	—	53,146,087
Broadline Retail	298,916,335	—	—	298,916,335
Capital Markets	46,584,302	—	—	46,584,302
Consumer Staples Distribution & Retail	95,494,983	—	—	95,494,983
Electrical Equipment	41,430,396	—	—	41,430,396
Electronic Equipment, Instruments & Components	8,792,484	—	—	8,792,484
Entertainment	137,873,644	—	—	137,873,644
Financial Services	145,921,550	—	—	145,921,550
Ground Transportation	34,869,881	—	—	34,869,881
Health Care Equipment & Supplies	51,092,129	—	—	51,092,129
Hotels, Restaurants & Leisure	69,278,084	—	—	69,278,084
Insurance	26,993,466	—	—	26,993,466
Interactive Media & Services	306,211,296	—	—	306,211,296
IT Services	34,617,326	—	—	34,617,326
Media	46,518,355	—	—	46,518,355
Pharmaceuticals	205,009,720	—	—	205,009,720
Semiconductors & Semiconductor Equipment	520,715,659	—	—	520,715,659
Software	409,693,400	—	—	409,693,400
Specialty Retail	54,662,587	—	—	54,662,587
Technology Hardware, Storage & Peripherals	175,047,075	—	—	175,047,075
Textiles, Apparel & Luxury Goods	—	25,567,275	—	25,567,275
Total Common Stocks	2,912,696,590	25,567,275	—	2,938,263,865
Total Short-Term Investments*	—	15,080,502	—	15,080,502
Securities Lending Reinvestments
Certificates of Deposit	—	5,000,272	—	5,000,272
Commercial Paper	—	4,000,327	—	4,000,327
Repurchase Agreements	—	40,999,111	—	40,999,111
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	49,999,710	—	55,999,710
Total Investments	$2,918,696,590	$90,647,487	$—	$3,009,344,077
Collateral for Securities Loaned (Liability)	$—	$(55,999,111)	$—	$(55,999,111)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-145

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.9%
AAR Corp. (a) (b)	12,888	$842,360
Cadre Holdings, Inc.	18,901	717,293
Hexcel Corp.	12,724	786,725
Kratos Defense & Security Solutions, Inc. (b)	51,484	1,199,577
Mercury Systems, Inc. (a) (b)	52,734	1,951,158
Moog, Inc. - Class A (a)	32,469	6,559,387
V2X, Inc. (b)	49,236	2,750,323
		14,806,823
Automobile Components — 1.5%
Dorman Products, Inc. (b)	6,088	688,675
Garrett Motion, Inc. (a) (b)	288,341	2,358,630
Gentherm, Inc. (b)	11,266	524,432
Modine Manufacturing Co. (a) (b)	8,275	1,098,837
Patrick Industries, Inc. (a)	6,971	992,461
		5,663,035
Banks — 8.8%
Ameris Bancorp	58,657	3,659,610
Bancorp, Inc. (b)	10,759	575,607
Cadence Bank	89,814	2,860,576
Home BancShares, Inc.	140,402	3,803,490
Hope Bancorp, Inc.	156,633	1,967,310
Pinnacle Financial Partners, Inc.	38,411	3,763,126
Popular, Inc.	41,204	4,131,525
Prosperity Bancshares, Inc.	50,858	3,665,336
SouthState Corp.	38,378	3,729,574
Wintrust Financial Corp.	38,479	4,176,126
WSFS Financial Corp.	31,172	1,589,460
		33,921,740
Beverages — 0.2%
Vita Coco Co., Inc. (a) (b)	24,688	698,917
Biotechnology — 2.4%
Agios Pharmaceuticals, Inc. (b)	12,303	546,622
Alkermes PLC (b)	91,377	2,557,642
Insmed, Inc. (a) (b)	13,203	963,819
Mirum Pharmaceuticals, Inc. (a) (b)	10,069	392,691
Myriad Genetics, Inc. (b)	27,963	765,907
Rhythm Pharmaceuticals, Inc. (b)	12,791	670,121
United Therapeutics Corp. (b)	4,306	1,543,055
Vericel Corp. (a) (b)	20,900	883,025
Xencor, Inc. (b)	18,093	363,850
Xenon Pharmaceuticals, Inc. (b)	14,213	559,566
		9,246,298
Building Products — 2.7%
AZEK Co., Inc. (b)	14,483	677,805
CSW Industrials, Inc.	1,406	515,144
Griffon Corp.	47,172	3,302,040
Quanex Building Products Corp.	72,983	2,025,278
UFP Industries, Inc.	28,506	3,740,272
		10,260,539
Security Description	Shares	Value
Capital Markets — 1.9%
Hamilton Lane, Inc. - Class A	9,610	$1,618,228
Piper Sandler Cos.	3,898	1,106,292
PJT Partners, Inc. - Class A (a)	9,904	1,320,599
Stifel Financial Corp.	34,167	3,208,281
		7,253,400
Chemicals — 2.5%
Ashland, Inc.	20,758	1,805,323
Aspen Aerogels, Inc. (b)	32,535	900,894
Cabot Corp.	31,695	3,542,550
Ecovyst, Inc. (b)	216,145	1,480,593
Hawkins, Inc.	16,182	2,062,720
		9,792,080
Commercial Services & Supplies — 2.5%
ACV Auctions, Inc. - Class A (b)	54,961	1,117,357
Casella Waste Systems, Inc. - Class A (b)	13,696	1,362,615
CECO Environmental Corp. (a) (b)	78,993	2,227,603
Clean Harbors, Inc. (b)	9,321	2,252,979
VSE Corp. (a)	33,986	2,811,662
		9,772,216
Construction & Engineering — 3.2%
Arcosa, Inc.	50,672	4,801,679
Construction Partners, Inc. - Class A (b)	15,020	1,048,396
Limbach Holdings, Inc. (a) (b)	28,630	2,169,009
MDU Resources Group, Inc.	111,863	3,066,165
Sterling Infrastructure, Inc. (b)	7,635	1,107,227
		12,192,476
Construction Materials — 1.2%
Knife River Corp. (b)	49,611	4,434,727
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc.	30,024	1,505,403
Diversified Consumer Services — 0.3%
Grand Canyon Education, Inc. (b)	5,749	815,495
Stride, Inc. (a) (b)	4,967	423,735
		1,239,230
Electric Utilities — 1.1%
ALLETE, Inc.	29,849	1,916,007
TXNM Energy, Inc.	49,207	2,153,791
		4,069,798
Electrical Equipment — 0.7%
Atkore, Inc.	14,808	1,254,830
Powell Industries, Inc.	6,514	1,446,043
		2,700,873
Electronic Equipment, Instruments & Components — 5.6%
Advanced Energy Industries, Inc.	7,820	822,977
Bel Fuse, Inc. - Class B	41,504	3,258,479
Crane NXT Co. (a)	39,697	2,227,002
BHFTII-146

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
Itron, Inc. (b)	10,931	$1,167,540
Littelfuse, Inc.	9,348	2,479,557
Novanta, Inc. (b)	5,818	1,040,957
TD SYNNEX Corp.	28,230	3,389,858
TTM Technologies, Inc. (b)	166,040	3,030,230
Vontier Corp.	123,329	4,161,120
		21,577,720
Energy Equipment & Services — 4.7%
Cactus, Inc. - Class A (a)	19,544	1,166,190
Liberty Energy, Inc. (a)	65,627	1,252,819
Newpark Resources, Inc. (b)	248,284	1,720,608
Noble Corp. PLC (a)	104,535	3,777,895
Oceaneering International, Inc. (a) (b)	36,950	918,947
Tidewater, Inc. (b)	46,851	3,363,433
Weatherford International PLC	66,493	5,646,586
		17,846,478
Entertainment — 0.6%
Atlanta Braves Holdings, Inc. - Class C (b)	57,922	2,305,296
Financial Services — 3.2%
Euronet Worldwide, Inc. (b)	21,710	2,154,283
EVERTEC, Inc. (a)	25,773	873,447
Federal Agricultural Mortgage Corp. - Class C (a)	22,831	4,278,758
International Money Express, Inc. (b)	97,840	1,809,061
WEX, Inc. (a) (b)	14,334	3,006,270
		12,121,819
Food Products — 1.6%
J&J Snack Foods Corp.	6,499	1,118,608
Nomad Foods Ltd.	153,847	2,932,324
Post Holdings, Inc. (a) (b)	18,443	2,134,777
		6,185,709
Ground Transportation — 0.1%
RXO, Inc. (b)	20,076	562,128
Health Care Equipment & Supplies — 3.7%
CONMED Corp. (a)	21,857	1,571,955
Glaukos Corp. (a) (b)	8,309	1,082,497
Haemonetics Corp. (a) (b)	33,408	2,685,335
Inmode Ltd. (a) (b)	55,341	938,030
Integer Holdings Corp. (a) (b)	5,636	732,680
iRhythm Technologies, Inc. (a) (b)	2,381	176,765
Lantheus Holdings, Inc. (b)	23,828	2,615,123
Merit Medical Systems, Inc. (b)	14,093	1,392,811
PROCEPT BioRobotics Corp. (a) (b)	15,208	1,218,465
UFP Technologies, Inc. (a) (b)	5,385	1,705,430
		14,119,091
Health Care Providers & Services — 4.2%
Acadia Healthcare Co., Inc. (b)	9,271	587,874
Astrana Health, Inc. (a) (b)	10,490	607,791
Concentra Group Holdings Parent, Inc. (a) (b)	78,741	1,760,649
Ensign Group, Inc.	7,327	1,053,769
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
HealthEquity, Inc. (b)	11,707	$958,218
NeoGenomics, Inc. (a) (b)	24,253	357,732
Option Care Health, Inc. (b)	95,447	2,987,491
RadNet, Inc. (b)	17,265	1,198,018
Select Medical Holdings Corp.	56,580	1,972,945
Tenet Healthcare Corp. (b)	27,907	4,638,143
		16,122,630
Hotels, Restaurants & Leisure — 1.6%
Churchill Downs, Inc.	24,709	3,340,904
Life Time Group Holdings, Inc. (b)	45,006	1,099,047
Six Flags Entertainment Corp.	27,768	1,119,328
Texas Roadhouse, Inc.	4,394	775,980
		6,335,259
Household Durables — 1.9%
Champion Homes, Inc. (b)	33,628	3,189,616
Installed Building Products, Inc.	3,511	864,654
KB Home (a)	37,894	3,247,137
		7,301,407
Household Products — 0.4%
Spectrum Brands Holdings, Inc.	14,553	1,384,572
Independent Power and Renewable Electricity Producers — 1.1%
Talen Energy Corp. (a) (b)	23,219	4,138,555
Industrial REITs — 0.7%
STAG Industrial, Inc. (a)	71,895	2,810,376
Insurance — 2.9%
Baldwin Insurance Group, Inc. (a) (b)	25,679	1,278,814
Employers Holdings, Inc.	48,974	2,349,283
Enstar Group Ltd. (b)	4,536	1,458,732
Kemper Corp.	39,719	2,432,789
Kinsale Capital Group, Inc.	1,280	595,930
Skyward Specialty Insurance Group, Inc. (b)	76,689	3,123,543
		11,239,091
Interactive Media & Services — 0.1%
Cargurus, Inc. (b)	14,115	423,873
Leisure Products — 0.6%
Brunswick Corp.	26,438	2,216,033
Life Sciences Tools & Services — 0.3%
Medpace Holdings, Inc. (b)	3,001	1,001,734
Machinery — 5.2%
Albany International Corp. - Class A	37,450	3,327,432
Allison Transmission Holdings, Inc.	33,904	3,257,157
Atmus Filtration Technologies, Inc.	75,258	2,824,433
Barnes Group, Inc.	49,446	1,998,113
Columbus McKinnon Corp.	45,830	1,649,880
ESCO Technologies, Inc.	8,812	1,136,572
Kadant, Inc.	13,411	4,532,918
BHFTII-147

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery—(Continued)
Kornit Digital Ltd. (b)	6,940	$179,295
RBC Bearings, Inc. (a) (b)	3,586	1,073,577
		19,979,377
Marine Transportation — 0.5%
Genco Shipping & Trading Ltd.	101,588	1,980,966
Media — 0.8%
Cable One, Inc. (a)	3,164	1,106,735
John Wiley & Sons, Inc. - Class A	43,703	2,108,670
		3,215,405
Metals & Mining — 0.3%
ATI, Inc. (b)	14,832	992,409
Office REITs — 0.8%
Equity Commonwealth (b)	110,536	2,199,667
Postal Realty Trust, Inc. - Class A	53,841	788,232
		2,987,899
Oil, Gas & Consumable Fuels — 3.6%
Antero Resources Corp. (b)	99,052	2,837,840
California Resources Corp.	50,638	2,656,976
Delek U.S. Holdings, Inc.	74,012	1,387,725
International Seaways, Inc.	48,478	2,499,526
Kosmos Energy Ltd. (b)	182,222	734,354
Magnolia Oil & Gas Corp. - Class A (a)	32,761	800,023
Northern Oil & Gas, Inc. (a)	78,536	2,780,960
		13,697,404
Personal Care Products — 1.0%
BellRing Brands, Inc. (b)	51,074	3,101,213
Inter Parfums, Inc.	6,393	827,766
		3,928,979
Pharmaceuticals — 1.9%
ANI Pharmaceuticals, Inc. (a) (b)	36,524	2,179,022
Axsome Therapeutics, Inc. (a) (b)	5,999	539,130
Ligand Pharmaceuticals, Inc. (b)	7,489	749,574
Supernus Pharmaceuticals, Inc. (b)	102,441	3,194,110
Verona Pharma PLC (ADR) (b)	22,323	642,233
		7,304,069
Professional Services — 2.7%
Alight, Inc. - Class A (a) (b)	344,550	2,549,670
Concentrix Corp. (a)	38,356	1,965,745
FTI Consulting, Inc. (b)	3,118	709,532
Huron Consulting Group, Inc. (b)	6,547	711,659
ICF International, Inc.	4,469	745,385
KBR, Inc.	14,209	925,432
Korn Ferry	38,035	2,861,753
		10,469,176
Real Estate Management & Development — 0.9%
Colliers International Group, Inc.	23,447	3,559,489
Security Description	Shares	Value
Retail REITs — 0.7%
Agree Realty Corp. (a)	34,862	$2,626,155
Semiconductors & Semiconductor Equipment — 1.7%
MACOM Technology Solutions Holdings, Inc. (b)	12,994	1,445,712
MKS Instruments, Inc.	24,906	2,707,531
Onto Innovation, Inc. (b)	5,346	1,109,616
Silicon Laboratories, Inc. (b)	6,102	705,208
Veeco Instruments, Inc. (b)	15,089	499,899
		6,467,966
Software — 3.0%
Agilysys, Inc. (b)	10,096	1,100,161
Clearwater Analytics Holdings, Inc. - Class A (b)	39,376	994,244
Five9, Inc. (b)	31,684	910,281
HashiCorp, Inc. - Class A (b)	24,095	815,857
Intapp, Inc. (b)	26,029	1,244,967
PagerDuty, Inc. (a) (b)	106,182	1,969,676
Procore Technologies, Inc. (b)	8,501	524,682
Tenable Holdings, Inc. (b)	17,248	698,889
Varonis Systems, Inc. (b)	25,273	1,427,925
Vertex, Inc. - Class A (b)	31,471	1,211,948
Workiva, Inc. (b)	8,915	705,355
		11,603,985
Specialty Retail — 1.6%
Academy Sports & Outdoors, Inc. (a)	34,779	2,029,702
Boot Barn Holdings, Inc. (a) (b)	22,262	3,723,987
Warby Parker, Inc. - Class A (b)	35,814	584,843
		6,338,532
Textiles, Apparel & Luxury Goods — 1.1%
Columbia Sportswear Co. (a)	6,533	543,480
Crocs, Inc. (b)	25,374	3,674,409
		4,217,889
Trading Companies & Distributors — 3.6%
Air Lease Corp.	37,972	1,719,752
Applied Industrial Technologies, Inc.	4,897	1,092,668
Beacon Roofing Supply, Inc. (b)	35,667	3,082,699
Herc Holdings, Inc.	18,179	2,898,278
McGrath RentCorp	18,755	1,974,526
MRC Global, Inc. (b)	171,565	2,185,738
SiteOne Landscape Supply, Inc. (b)	5,099	769,490
		13,723,151
Water Utilities — 0.3%
Pure Cycle Corp. (b)	101,388	1,091,949
Wireless Telecommunication Services — 1.1%
U.S. Cellular Corp. (b)	74,612	4,077,546
Total Common Stocks (Cost $257,510,113)		373,511,672

BHFTII-148

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Escrow Shares—0.0%
Security Description	Shares/ Principal Amount*	Value

Wireless Telecommunication Services — 0.0%
GCI Liberty, Inc. (b) (c) (d) (Cost $0)	39,365	$0

Short-Term Investments—2.7%
Repurchase Agreement—2.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $10,508,533; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $10,717,750	10,507,438	10,507,438
Total Short-Term Investments (Cost $10,507,438)		10,507,438

Securities Lending Reinvestments (e)—3.6%
Repurchase Agreements—1.9%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $700,096; collateralized by various Common Stock with an aggregate market value of $779,583	700,000	700,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $500,069; collateralized by various Common Stock with an aggregate market value of $556,844	500,000	500,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $1,566,311; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $1,597,422	1,566,100	1,566,100
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $1,000,139; collateralized by various Common Stock with an aggregate market value of $1,112,034	1,000,000	1,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $500,069; collateralized by various Common Stock with an aggregate market value of $557,712	500,000	500,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $1,500,203; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $1,530,585	1,500,000	1,500,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $500,068; collateralized by various Common Stock with an aggregate market value of $556,728	500,000	$500,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $1,000,136; collateralized by various Common Stock with an aggregate market value of $1,100,151	1,000,000	1,000,000
		7,266,100

Mutual Funds—1.7%
AB Government Money Market Portfolio, Institutional Class, 4.730% (f)	160,000	160,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (f)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (f)	3,000,000	3,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.840% (f)	250,000	250,000
		6,410,000
Total Securities Lending Reinvestments (Cost $13,676,100)		13,676,100
Total Investments—103.7% (Cost $281,693,651)		397,695,210
Other assets and liabilities (net)—(3.7)%		(14,302,340)
Net Assets—100.0%		$383,392,870

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $52,589,563 and the collateral received consisted of cash in the amount of
$13,676,100 and non-cash collateral with a value of $40,300,178. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$373,511,672	$—	$—	$373,511,672
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	10,507,438	—	10,507,438
BHFTII-149

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Repurchase Agreements	$—	$7,266,100	$—	$7,266,100
Mutual Funds	6,410,000	—	—	6,410,000
Total Securities Lending Reinvestments	6,410,000	7,266,100	—	13,676,100
Total Investments	$379,921,672	$17,773,538	$0	$397,695,210
Collateral for Securities Loaned (Liability)	$—	$(13,676,100)	$—	$(13,676,100)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
BHFTII-150

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.4%
AAR Corp. (a) (b)	57,170	$3,736,631
Cadre Holdings, Inc.	83,842	3,181,804
Hexcel Corp.	56,441	3,489,747
Kratos Defense & Security Solutions, Inc. (b)	228,376	5,321,161
		15,729,343
Automobile Components — 4.1%
Dorman Products, Inc. (b)	27,006	3,054,919
Gentherm, Inc. (b)	49,974	2,326,290
Modine Manufacturing Co. (a) (b)	36,707	4,874,323
Patrick Industries, Inc. (a)	30,923	4,402,507
		14,658,039
Banks — 0.7%
Bancorp, Inc. (b)	47,728	2,553,448
Beverages — 0.9%
Vita Coco Co., Inc. (a) (b)	109,513	3,100,313
Biotechnology — 6.8%
Agios Pharmaceuticals, Inc. (b)	54,574	2,424,723
Alkermes PLC (b)	65,178	1,824,332
Insmed, Inc. (a) (b)	58,567	4,275,391
Mirum Pharmaceuticals, Inc. (b)	44,273	1,726,647
Myriad Genetics, Inc. (b)	124,040	3,397,455
Rhythm Pharmaceuticals, Inc. (b)	56,737	2,972,451
Vericel Corp. (b)	92,708	3,916,913
Xencor, Inc. (b)	80,260	1,614,029
Xenon Pharmaceuticals, Inc. (b)	63,045	2,482,082
		24,634,023
Building Products — 1.5%
AZEK Co., Inc. (b)	64,244	3,006,619
CSW Industrials, Inc.	6,237	2,285,175
		5,291,794
Capital Markets — 5.0%
Hamilton Lane, Inc. - Class A	42,627	7,177,961
Piper Sandler Cos.	17,291	4,907,359
PJT Partners, Inc. - Class A (a)	43,933	5,858,026
		17,943,346
Chemicals — 1.1%
Aspen Aerogels, Inc. (b)	144,322	3,996,276
Commercial Services & Supplies — 3.1%
ACV Auctions, Inc. - Class A (b)	243,800	4,956,454
Casella Waste Systems, Inc. - Class A (b)	60,753	6,044,316
		11,000,770
Construction & Engineering — 3.9%
Arcosa, Inc.	46,604	4,416,195
Construction Partners, Inc. - Class A (a) (b)	66,627	4,650,565
Sterling Infrastructure, Inc. (b)	33,868	4,911,537
		13,978,297
Security Description	Shares	Value
Diversified Consumer Services — 1.5%
Grand Canyon Education, Inc. (b)	25,503	$3,617,600
Stride, Inc. (b)	22,005	1,877,247
		5,494,847
Electronic Equipment, Instruments & Components — 3.7%
Advanced Energy Industries, Inc. (a)	34,688	3,650,565
Itron, Inc. (b)	48,487	5,178,897
Novanta, Inc. (b)	25,807	4,617,388
		13,446,850
Energy Equipment & Services — 4.5%
Cactus, Inc. - Class A (a)	86,696	5,173,150
Noble Corp. PLC (a)	64,958	2,347,582
Oceaneering International, Inc. (a) (b)	163,905	4,076,318
Weatherford International PLC	53,314	4,527,425
		16,124,475
Financial Services — 1.1%
EVERTEC, Inc. (a)	114,325	3,874,474
Ground Transportation — 0.7%
RXO, Inc. (b)	88,945	2,490,460
Health Care Equipment & Supplies — 5.7%
Glaukos Corp. (a) (b)	36,858	4,801,860
Integer Holdings Corp. (a) (b)	25,002	3,250,260
iRhythm Technologies, Inc. (a) (b)	10,561	784,049
Merit Medical Systems, Inc. (b)	62,514	6,178,259
PROCEPT BioRobotics Corp. (a) (b)	67,462	5,405,055
		20,419,483
Health Care Providers & Services — 5.9%
Acadia Healthcare Co., Inc. (b)	41,124	2,607,673
Astrana Health, Inc. (b)	46,529	2,695,890
Ensign Group, Inc.	32,502	4,674,438
HealthEquity, Inc. (b)	51,933	4,250,716
NeoGenomics, Inc. (a) (b)	107,585	1,586,879
RadNet, Inc. (b)	76,586	5,314,302
		21,129,898
Hotels, Restaurants & Leisure — 2.3%
Life Time Group Holdings, Inc. (b)	199,640	4,875,209
Texas Roadhouse, Inc.	19,492	3,442,287
		8,317,496
Household Durables — 1.1%
Installed Building Products, Inc. (a)	15,575	3,835,655
Insurance — 2.3%
Baldwin Insurance Group, Inc. (a) (b)	113,977	5,676,055
Kinsale Capital Group, Inc.	5,678	2,643,506
		8,319,561
Interactive Media & Services — 0.5%
Cargurus, Inc. (b)	62,538	1,878,016
BHFTII-151

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services — 1.2%
Medpace Holdings, Inc. (a) (b)	13,313	$4,443,879
Machinery — 4.0%
Albany International Corp. - Class A	44,889	3,988,388
ESCO Technologies, Inc.	39,090	5,041,828
Kornit Digital Ltd. (b)	30,493	787,787
RBC Bearings, Inc. (a) (b)	15,909	4,762,836
		14,580,839
Metals & Mining — 1.2%
ATI, Inc. (b)	65,793	4,402,210
Oil, Gas & Consumable Fuels — 1.0%
Magnolia Oil & Gas Corp. - Class A (a)	145,324	3,548,812
Personal Care Products — 1.9%
BellRing Brands, Inc. (b)	52,661	3,197,576
Inter Parfums, Inc.	28,357	3,671,664
		6,869,240
Pharmaceuticals — 3.3%
Axsome Therapeutics, Inc. (b)	26,612	2,391,620
Ligand Pharmaceuticals, Inc. (a) (b)	33,221	3,325,090
Supernus Pharmaceuticals, Inc. (b)	102,180	3,185,972
Verona Pharma PLC (ADR) (b)	99,023	2,848,892
		11,751,574
Professional Services — 3.8%
FTI Consulting, Inc. (b)	13,829	3,146,927
Huron Consulting Group, Inc. (b)	29,040	3,156,648
ICF International, Inc.	19,826	3,306,779
KBR, Inc.	63,030	4,105,144
		13,715,498
Semiconductors & Semiconductor Equipment — 4.6%
MACOM Technology Solutions Holdings, Inc. (a) (b)	57,641	6,413,138
Onto Innovation, Inc. (b)	23,712	4,921,663
Silicon Laboratories, Inc. (b)	27,067	3,128,133
Veeco Instruments, Inc. (b)	66,931	2,217,424
		16,680,358
Software — 9.8%
Agilysys, Inc. (b)	44,783	4,880,004
Clearwater Analytics Holdings, Inc. - Class A (b)	174,668	4,410,367
Intapp, Inc. (b)	115,463	5,522,595
Procore Technologies, Inc. (b)	37,709	2,327,400
Tenable Holdings, Inc. (b)	76,510	3,100,185
Varonis Systems, Inc. (b)	112,108	6,334,102
Vertex, Inc. - Class A (b)	139,600	5,375,996
Workiva, Inc. (b)	39,545	3,128,800
		35,079,449
Specialty Retail — 2.4%
Boot Barn Holdings, Inc. (a) (b)	35,507	5,939,611
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Warby Parker, Inc. - Class A (b)	158,865	$2,594,265
		8,533,876
Textiles, Apparel & Luxury Goods — 0.7%
Columbia Sportswear Co. (a)	28,980	2,410,846
Trading Companies & Distributors — 2.3%
Applied Industrial Technologies, Inc.	21,723	4,847,053
SiteOne Landscape Supply, Inc. (b)	22,619	3,413,433
		8,260,486
Total Common Stocks (Cost $252,133,666)		348,493,931

Short-Term Investments—3.3%
Repurchase Agreement—3.3%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $11,699,367; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $11,932,118	11,698,148	11,698,148
Total Short-Term Investments (Cost $11,698,148)		11,698,148

Securities Lending Reinvestments (c)—4.4%
Repurchase Agreements—2.7%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $1,200,165; collateralized by various Common Stock with an aggregate market value of $1,336,426	1,200,000	1,200,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $2,000,277; collateralized by various Common Stock with an aggregate market value of $2,227,378	2,000,000	2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $2,560,953; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $2,611,821	2,560,609	2,560,609
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $73,738; collateralized by various Common Stock with an aggregate market value of $82,238	73,728	73,728
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $3,000,406; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $3,061,171	3,000,000	3,000,000
BHFTII-152

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $500,068; collateralized by various Common Stock with an aggregate market value of $556,728	500,000	$500,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $500,068; collateralized by various Common Stock with an aggregate market value of $550,075	500,000	500,000
		9,834,337

Mutual Funds—1.7%
AB Government Money Market Portfolio, Institutional Class, 4.730% (d)	5,000	5,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (d)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (d)	3,000,000	3,000,000
		6,005,000
Total Securities Lending Reinvestments (Cost $15,839,337)		15,839,337
Total Investments—104.7% (Cost $279,671,151)		376,031,416
Other assets and liabilities (net)—(4.7)%		(16,811,127)
Net Assets—100.0%		$359,220,289

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $53,039,370 and the collateral received consisted of cash in the amount of
$15,839,337 and non-cash collateral with a value of $38,231,230. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$348,493,931	$—	$—	$348,493,931
Total Short-Term Investments*	—	11,698,148	—	11,698,148
Securities Lending Reinvestments
Repurchase Agreements	—	9,834,337	—	9,834,337
Mutual Funds	6,005,000	—	—	6,005,000
Total Securities Lending Reinvestments	6,005,000	9,834,337	—	15,839,337
Total Investments	$354,498,931	$21,532,485	$—	$376,031,416
Collateral for Securities Loaned (Liability)	$—	$(15,839,337)	$—	$(15,839,337)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-153

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—70.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 26.0%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/36	1,272,036	$1,138,819
1.500%, 05/01/36	3,339,708	2,988,404
1.500%, 01/01/42	2,499,497	2,110,681
1.500%, 03/01/51	791,536	624,979
1.500%, 04/01/51	2,401,463	1,895,956
2.000%, 10/01/35	1,940,714	1,788,617
2.000%, 11/01/35	1,546,482	1,424,805
2.000%, 06/01/36	654,554	600,472
2.000%, 03/01/41	1,763,278	1,534,466
2.000%, 12/01/41	1,195,744	1,040,578
2.000%, 10/01/50	3,376,391	2,810,586
2.000%, 11/01/50	3,487,130	2,901,822
2.000%, 12/01/50	5,698,565	4,740,526
2.000%, 01/01/51	8,656,585	7,198,897
2.000%, 02/01/51	3,655,238	3,038,738
2.000%, 05/01/51	5,038,585	4,181,225
2.000%, 07/01/51	4,848,348	4,027,071
2.000%, 08/01/51	3,994,114	3,310,765
2.000%, 12/01/51	4,246,774	3,514,930
2.500%, 12/01/27	148,933	145,781
2.500%, 04/01/28	286,856	280,338
2.500%, 12/01/29	450,415	437,119
2.500%, 01/01/32	1,279,160	1,227,857
2.500%, 08/01/35	987,618	931,186
2.500%, 02/01/41	1,297,539	1,171,147
2.500%, 03/01/50	1,427,788	1,245,122
2.500%, 07/01/50	3,744,419	3,260,731
2.500%, 09/01/50	2,587,116	2,251,321
2.500%, 10/01/50	2,103,158	1,829,527
2.500%, 12/01/50	2,902,623	2,523,179
2.500%, 04/01/51	2,466,482	2,141,403
2.500%, 07/01/51	5,282,254	4,581,150
2.500%, 08/01/51	3,698,960	3,206,858
3.000%, 03/01/27	96,117	94,795
3.000%, 05/01/27	138,066	136,212
3.000%, 11/01/28	243,732	239,563
3.000%, 10/01/32	327,224	317,544
3.000%, 04/01/33	622,934	602,766
3.000%, 03/01/35	559,666	541,656
3.000%, 10/01/42	810,941	749,263
3.000%, 01/01/43	549,004	507,334
3.000%, 03/01/43	535,879	495,205
3.000%, 04/01/43	1,225,010	1,134,166
3.000%, 06/01/43	899,625	831,541
3.000%, 06/01/45	871,335	799,880
3.000%, 06/01/46	861,069	789,053
3.000%, 11/01/46	970,914	889,711
3.000%, 01/01/47	1,720,827	1,576,905
3.000%, 01/01/48	370,877	339,288
3.000%, 09/01/49	824,999	749,463
3.000%, 12/01/49	1,070,681	972,651
3.000%, 02/01/50	546,959	496,880
3.000%, 04/01/50	972,289	882,589
3.000%, 05/01/50	917,429	832,507
3.000%, 07/01/50	817,771	741,567
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 11/01/50	873,227	$790,774
3.000%, 11/01/52	1,367,344	1,226,861
3.500%, 12/01/25	45,774	45,411
3.500%, 05/01/26	19,588	19,424
3.500%, 09/01/30	485,505	479,640
3.500%, 04/01/32	363,376	357,689
3.500%, 01/01/42	265,846	253,731
3.500%, 03/01/42	247,038	235,757
3.500%, 02/01/43	434,709	414,858
3.500%, 05/01/43	645,814	616,065
3.500%, 06/01/43	360,936	344,297
3.500%, 06/01/44	303,253	288,556
3.500%, 10/01/44	397,964	378,677
3.500%, 12/01/44	467,540	444,881
3.500%, 05/01/45	615,952	585,323
3.500%, 11/01/45	595,823	566,196
3.500%, 12/01/45	365,854	347,662
3.500%, 03/01/46	1,050,448	996,888
3.500%, 06/01/47	478,523	452,381
3.500%, 08/01/47	309,390	292,488
3.500%, 10/01/47	430,143	406,178
3.500%, 11/01/47	419,032	396,140
3.500%, 04/01/49	286,905	269,914
3.500%, 05/01/49	183,264	172,410
3.500%, 10/01/49	392,093	368,872
3.500%, 03/01/50	524,630	493,559
3.500%, 08/01/50	1,511,107	1,421,414
4.000%, 05/01/25	11,965	11,904
4.000%, 08/01/25	8,631	8,585
4.000%, 10/01/25	12,331	12,263
4.000%, 01/01/31	134,170	133,831
4.000%, 08/01/31	155,326	154,980
4.000%, 06/01/39	154,272	151,875
4.000%, 12/01/39	302,899	299,447
4.000%, 11/01/40	211,333	208,259
4.000%, 04/01/41	261,572	257,917
4.000%, 09/01/41	229,670	226,462
4.000%, 10/01/41	640,618	631,653
4.000%, 11/01/41	172,531	170,120
4.000%, 07/01/44	501,028	491,127
4.000%, 10/01/44	390,075	382,367
4.000%, 07/01/45	617,785	605,224
4.000%, 01/01/46	558,978	547,613
4.000%, 02/01/46	317,971	311,505
4.000%, 06/01/47	507,873	494,988
4.000%, 10/01/47	271,764	264,870
4.000%, 11/01/47	255,135	248,662
4.000%, 03/01/48	404,960	394,687
4.000%, 05/01/48	186,899	181,924
4.000%, 10/01/48	205,481	200,012
4.000%, 11/01/48	249,586	242,943
4.000%, 01/01/49	147,823	143,888
4.000%, 02/01/49	141,295	137,385
4.000%, 06/01/49	280,278	272,344
4.000%, 03/01/54	977,494	938,582
BHFTII-154

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.500%, 05/01/29	26,735	$26,845
4.500%, 10/01/35	80,554	81,203
4.500%, 06/01/38	114,822	115,748
4.500%, 02/01/39	67,631	68,227
4.500%, 03/01/39	112,857	113,828
4.500%, 04/01/39	115,590	116,577
4.500%, 09/01/39	137,408	138,582
4.500%, 10/01/39	322,378	325,131
4.500%, 11/01/39	85,237	85,964
4.500%, 01/01/40	110,729	111,674
4.500%, 05/01/40	131,806	132,904
4.500%, 11/01/40	198,261	199,912
4.500%, 02/01/41	45,614	45,952
4.500%, 05/01/41	128,363	129,313
4.500%, 06/01/41	82,431	83,041
4.500%, 12/01/43	171,840	172,925
4.500%, 12/01/45	241,459	242,421
4.500%, 08/01/47	363,166	363,600
4.500%, 08/01/48	146,234	145,958
4.500%, 10/01/48	258,426	257,940
4.500%, 12/01/48	162,489	162,183
4.500%, 01/01/49	140,431	140,015
4.500%, 11/01/53	962,974	946,675
5.000%, 03/01/27	5,881	5,906
5.000%, 10/01/33	95,677	97,939
5.000%, 03/01/34	19,160	19,624
5.000%, 08/01/35	112,875	115,737
5.000%, 09/01/35	36,390	37,313
5.000%, 10/01/35	6,016	6,169
5.000%, 01/01/36	78,273	80,261
5.000%, 04/01/38	65,108	67,087
5.000%, 11/01/39	285,045	293,622
5.000%, 05/01/40	315,852	325,050
5.500%, 06/01/34	17,154	17,864
5.500%, 10/01/35	43,027	44,870
5.500%, 01/01/36	62,161	64,824
5.500%, 12/01/37	76,436	80,104
5.500%, 04/01/38	23,486	24,641
5.500%, 07/01/38	43,414	45,549
6.000%, 11/01/28	502	510
6.000%, 12/01/28	729	749
6.000%, 04/01/29	503	518
6.000%, 06/01/31	779	813
6.000%, 07/01/31	140	146
6.000%, 09/01/31	23,771	24,800
6.000%, 11/01/32	5,174	5,463
6.000%, 11/01/35	13,339	14,173
6.000%, 02/01/36	34,208	36,356
6.000%, 08/01/36	14,760	15,771
6.000%, 01/01/37	19,540	20,878
6.500%, 02/01/30	1,806	1,882
6.500%, 08/01/31	1,836	1,926
6.500%, 11/01/31	3,758	3,944
6.500%, 03/01/32	77,649	82,042
6.500%, 04/01/32	42,786	45,209
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
6.500%, 11/01/37	23,335	$25,288
6.500%, 04/01/53	803,126	827,860
7.000%, 12/01/27	169	174
7.000%, 11/01/28	270	281
7.000%, 04/01/29	582	612
7.000%, 05/01/29	151	158
7.000%, 07/01/29	73	77
7.000%, 01/01/31	25,233	26,617
7.500%, 10/01/27	1,202	1,235
7.500%, 10/01/29	1,989	2,109
7.500%, 05/01/30	3,423	3,575
8.000%, 02/01/27	311	318
8.000%, 10/01/28	563	582
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.519%, 07/25/29	2,250,000	2,110,845
2.785%, 06/25/29	1,800,000	1,710,695
3.194%, 07/25/27	685,000	671,080
3.780%, 10/25/28 (a)	4,000,000	3,967,161
3.920%, 09/25/28 (a)	2,900,000	2,895,120
3.926%, 07/25/28 (a)	2,500,000	2,496,300
Federal National Mortgage Association
1.500%, 04/01/36	1,321,558	1,182,849
1.500%, 05/01/36	1,347,949	1,206,158
1.500%, 09/01/36	1,449,232	1,295,445
1.500%, 11/01/36	2,249,581	2,009,822
1.500%, 03/01/51	3,193,832	2,521,779
1.500%, 04/01/51	4,038,121	3,188,098
1.500%, 10/01/51	857,056	676,247
2.000%, 11/01/35	5,068,774	4,669,964
2.000%, 12/01/35	1,080,707	995,344
2.000%, 09/01/36	3,445,158	3,158,906
2.000%, 12/01/36	2,191,952	2,008,813
2.000%, 02/01/37	742,940	680,638
2.000%, 02/01/41	2,061,819	1,797,602
2.000%, 06/01/41	1,883,384	1,638,986
2.000%, 10/01/50	8,802,586	7,327,476
2.000%, 11/01/50	6,930,475	5,767,208
2.000%, 12/01/50	3,533,988	2,939,856
2.000%, 01/01/51	8,681,348	7,202,748
2.000%, 02/01/51	3,671,492	3,052,251
2.000%, 04/01/51	3,080,058	2,556,914
2.000%, 05/01/51	3,928,841	3,260,314
2.000%, 06/01/51	2,398,333	1,992,072
2.000%, 09/01/51	1,650,201	1,367,358
2.000%, 10/01/51	3,334,585	2,762,006
2.000%, 11/01/51	1,686,486	1,396,378
2.000%, 12/01/51	4,254,271	3,521,135
2.500%, 12/01/27	363,059	355,269
2.500%, 02/01/28	368,274	359,978
2.500%, 07/01/28	251,992	245,805
2.500%, 10/01/28	444,794	434,117
2.500%, 03/01/30	488,991	473,203
2.500%, 09/01/31	942,629	904,927
2.500%, 01/01/32	298,351	286,174
BHFTII-155

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.500%, 04/01/32	711,341	$681,750
2.500%, 09/01/32	168,623	161,357
2.500%, 12/01/34	588,646	553,237
2.500%, 09/01/35	582,287	548,836
2.500%, 02/01/41	1,486,665	1,341,851
2.500%, 01/01/50	865,578	755,266
2.500%, 03/01/50	804,102	701,228
2.500%, 05/01/50	1,933,037	1,684,534
2.500%, 07/01/50	3,137,341	2,732,073
2.500%, 08/01/50	2,314,243	2,014,582
2.500%, 09/01/50	4,570,385	3,977,172
2.500%, 11/01/50	1,118,395	972,540
2.500%, 12/01/50	1,738,397	1,511,146
2.500%, 01/01/51	1,803,243	1,566,957
2.500%, 02/01/51	899,444	781,307
2.500%, 05/01/51	2,834,299	2,459,863
2.500%, 07/01/51	3,744,972	3,247,909
2.500%, 08/01/51	1,900,172	1,647,378
2.500%, 09/01/51	4,665,302	4,043,195
2.500%, 10/01/51	3,160,405	2,737,994
2.500%, 12/01/51	3,275,936	2,836,054
2.500%, 02/01/52	3,798,073	3,285,727
2.500%, 03/01/52	850,900	734,605
2.500%, 04/01/52	4,872,547	4,206,601
3.000%, 01/01/27	86,862	85,585
3.000%, 02/01/27	159,451	157,065
3.000%, 03/01/27	85,069	83,882
3.000%, 01/01/29	689,827	677,321
3.000%, 10/01/29	307,321	301,113
3.000%, 06/01/30	417,792	408,213
3.000%, 02/01/33	393,825	381,321
3.000%, 08/01/35	502,868	481,738
3.000%, 01/01/36	617,411	597,152
3.000%, 05/01/36	575,694	550,428
3.000%, 08/01/42	640,062	590,746
3.000%, 09/01/42	527,307	486,728
3.000%, 11/01/42	772,771	717,685
3.000%, 12/01/42	506,598	470,354
3.000%, 01/01/43	392,855	362,648
3.000%, 03/01/43	776,624	720,584
3.000%, 07/01/43	801,816	740,524
3.000%, 09/01/43	464,980	429,437
3.000%, 05/01/45	1,106,196	1,019,959
3.000%, 05/01/46	613,666	561,711
3.000%, 06/01/46	855,584	783,148
3.000%, 08/01/46	913,011	835,713
3.000%, 02/01/47	1,290,905	1,181,614
3.000%, 11/01/49	571,399	519,082
3.000%, 12/01/49	1,035,882	941,038
3.000%, 01/01/50	1,077,429	978,781
3.000%, 02/01/50	527,146	478,881
3.000%, 07/01/50	804,101	729,171
3.000%, 08/01/50	2,162,523	1,960,340
3.000%, 11/01/51	2,221,338	2,005,920
3.000%, 05/01/52	2,192,125	1,967,587
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.000%, 06/01/52	1,777,418	$1,595,992
3.000%, 11/01/52	2,051,241	1,840,494
3.500%, 02/01/26	76,158	75,470
3.500%, 03/01/26	53,761	53,264
3.500%, 05/01/29	327,170	323,537
3.500%, 04/01/32	298,466	293,577
3.500%, 08/01/32	125,394	123,490
3.500%, 03/01/34	189,104	185,859
3.500%, 09/01/35	448,606	437,703
3.500%, 07/01/38	328,103	316,911
3.500%, 12/01/40	370,500	353,329
3.500%, 03/01/42	335,316	321,219
3.500%, 05/01/42	628,053	598,737
3.500%, 06/01/42	444,320	423,580
3.500%, 08/01/42	271,969	259,275
3.500%, 09/01/42	1,204,450	1,148,233
3.500%, 01/01/43	443,628	422,921
3.500%, 06/01/43	552,159	528,931
3.500%, 08/01/44	538,598	511,917
3.500%, 02/01/45	633,436	602,056
3.500%, 03/01/45	690,614	655,528
3.500%, 04/01/45	402,532	382,082
3.500%, 09/01/45	552,959	524,867
3.500%, 11/01/45	555,443	527,225
3.500%, 01/01/46	682,251	647,590
3.500%, 03/01/46	627,713	594,113
3.500%, 05/01/46	458,545	434,000
3.500%, 11/01/47	1,057,625	998,700
3.500%, 02/01/49	208,329	196,570
3.500%, 08/01/49	240,629	226,379
3.500%, 10/01/49	502,977	473,189
3.500%, 01/01/50	334,421	314,616
3.500%, 02/01/50	164,892	155,127
3.500%, 05/01/50	759,799	715,141
3.500%, 04/01/52	2,552,763	2,378,885
3.500%, 06/01/52	873,985	814,387
3.500%, 09/01/53	1,637,273	1,524,263
4.000%, 11/01/24	2,784	2,773
4.000%, 02/01/31	122,485	122,059
4.000%, 03/01/38	309,325	304,740
4.000%, 08/01/39	229,094	225,499
4.000%, 09/01/39	194,486	191,255
4.000%, 12/01/39	238,825	234,857
4.000%, 06/01/40	226,404	222,870
4.000%, 09/01/40	156,756	154,309
4.000%, 12/01/40	1,205,378	1,189,092
4.000%, 01/01/41	567,922	559,056
4.000%, 12/01/41	253,760	249,946
4.000%, 02/01/42	329,336	324,386
4.000%, 09/01/43	436,068	428,456
4.000%, 05/01/44	470,272	460,475
4.000%, 10/01/44	250,412	245,196
4.000%, 11/01/44	665,139	653,558
4.000%, 01/01/45	547,248	535,839
4.000%, 03/01/45	375,460	367,414
BHFTII-156

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.000%, 10/01/45	526,206	$514,929
4.000%, 03/01/47	155,942	151,821
4.000%, 05/01/47	168,705	164,246
4.000%, 06/01/47	252,661	245,984
4.000%, 07/01/47	273,004	265,789
4.000%, 10/01/47	407,777	397,000
4.000%, 05/01/48	456,720	444,080
4.000%, 06/01/48	389,946	379,154
4.000%, 07/01/48	289,033	281,033
4.000%, 09/01/48	139,295	135,440
4.000%, 10/01/48	216,244	210,259
4.000%, 11/01/48	271,057	263,555
4.000%, 04/01/49	455,726	442,826
4.000%, 02/01/50	471,262	457,922
4.000%, 03/01/50	519,234	504,536
4.000%, 09/01/50	364,130	353,235
4.000%, 09/01/52	1,771,994	1,702,448
4.000%, 11/01/52	1,368,802	1,314,657
4.500%, 06/01/25	11,095	11,042
4.500%, 08/01/30	70,902	71,339
4.500%, 08/01/33	40,087	40,650
4.500%, 10/01/33	45,477	45,791
4.500%, 04/01/34	26,326	26,682
4.500%, 01/01/39	7,778	7,892
4.500%, 07/01/39	354,237	357,643
4.500%, 09/01/39	431,805	435,028
4.500%, 10/01/39	217,192	218,813
4.500%, 05/01/40	360,209	364,067
4.500%, 08/01/40	395,215	398,082
4.500%, 11/01/40	222,184	223,796
4.500%, 12/01/40	506,099	510,080
4.500%, 04/01/41	1,270,933	1,279,409
4.500%, 05/01/41	264,896	266,566
4.500%, 03/01/44	179,123	179,645
4.500%, 08/01/47	388,452	388,493
4.500%, 10/01/48	189,628	189,065
4.500%, 12/01/48	251,593	250,846
4.500%, 09/01/52	1,308,347	1,286,819
4.500%, 10/01/52	1,748,598	1,721,209
4.500%, 11/01/52	3,129,887	3,080,379
4.500%, 10/01/53	1,435,609	1,411,310
4.500%, 10/01/54	1,500,000	1,474,590
5.000%, 09/01/25	4,189	4,177
5.000%, 07/01/33	31,779	32,498
5.000%, 08/01/33	132,117	135,107
5.000%, 09/01/33	40,573	41,491
5.000%, 10/01/33	399,019	408,028
5.000%, 03/01/34	51,082	52,238
5.000%, 04/01/34	101,295	103,615
5.000%, 05/01/34	21,065	21,553
5.000%, 09/01/34	74,398	76,123
5.000%, 02/01/35	33,687	34,467
5.000%, 04/01/35	11,099	11,370
5.000%, 05/01/35	6,634	6,795
5.000%, 11/01/35	34,410	35,245
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
5.000%, 03/01/36	118,600	$121,480
5.000%, 07/01/37	98,480	101,193
5.000%, 01/01/39	93,580	96,159
5.000%, 04/01/40	285,341	293,340
5.000%, 07/01/41	167,303	171,887
5.000%, 04/01/49	312,287	317,046
5.000%, 10/01/52	1,687,622	1,689,320
5.000%, 11/01/52	1,309,912	1,310,824
5.000%, 12/01/52	3,528,423	3,529,789
5.000%, 07/01/53	3,242,332	3,240,178
5.000%, 08/01/53	1,864,728	1,863,489
5.000%, 10/01/53	1,423,599	1,422,654
5.000%, 04/01/54	1,465,153	1,464,116
5.500%, 07/01/25	4,077	4,069
5.500%, 10/01/32	8,689	9,020
5.500%, 02/01/33	20,707	21,495
5.500%, 08/01/33	57,178	59,388
5.500%, 10/01/33	29,673	30,825
5.500%, 12/01/33	150,587	156,417
5.500%, 02/01/34	26,239	27,303
5.500%, 03/01/34	12,139	12,628
5.500%, 04/01/34	9,438	9,818
5.500%, 09/01/34	43,919	45,688
5.500%, 12/01/34	30,564	31,795
5.500%, 01/01/35	29,259	30,437
5.500%, 04/01/35	6,745	7,026
5.500%, 06/01/35	31,865	33,193
5.500%, 01/01/37	41,463	43,403
5.500%, 05/01/37	31,871	33,377
5.500%, 05/01/38	22,726	23,817
5.500%, 06/01/38	22,164	23,229
5.500%, 12/01/52	1,730,382	1,753,972
5.500%, 01/01/53	1,725,713	1,748,773
5.500%, 03/01/53	870,431	881,417
5.500%, 04/01/53	876,990	888,005
5.500%, 05/01/53	1,782,113	1,804,386
5.500%, 07/01/53	3,633,138	3,678,095
5.500%, 10/01/53	1,677,428	1,697,873
5.500%, 01/01/54	1,909,521	1,932,558
5.500%, 02/01/54	1,428,378	1,445,434
5.500%, 05/01/54	1,449,837	1,466,956
5.500%, 06/01/54	1,456,871	1,474,073
6.000%, 11/01/28	108	110
6.000%, 12/01/28	130	133
6.000%, 06/01/31	18,469	19,250
6.000%, 09/01/32	18,820	19,847
6.000%, 01/01/33	2,172	2,292
6.000%, 02/01/33	26,603	28,063
6.000%, 04/01/33	52,013	54,889
6.000%, 05/01/33	56,432	59,535
6.000%, 05/01/34	48,341	51,007
6.000%, 09/01/34	48,095	50,764
6.000%, 01/01/35	17,315	18,270
6.000%, 07/01/36	8,398	8,964
6.000%, 09/01/36	30,602	32,664
BHFTII-157

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
6.000%, 08/01/37	53,028	$56,615
6.000%, 10/01/37	35,521	37,924
6.000%, 12/01/38	29,753	31,762
6.000%, 04/01/53	2,563,159	2,619,633
6.000%, 05/01/53	875,853	895,151
6.000%, 07/01/53	1,767,445	1,806,388
6.000%, 09/01/53	1,626,790	1,662,633
6.000%, 12/01/53	1,834,547	1,874,968
6.000%, 02/01/54	1,386,609	1,417,160
6.000%, 03/01/54	932,529	953,047
6.000%, 05/01/54	2,856,465	2,919,312
6.000%, 09/01/54	3,873,680	3,958,965
6.500%, 05/01/28	4,733	4,860
6.500%, 12/01/28	28,499	28,882
6.500%, 03/01/29	725	755
6.500%, 04/01/29	4,707	4,900
6.500%, 05/01/29	159	166
6.500%, 08/01/29	266	277
6.500%, 09/01/31	2,412	2,527
6.500%, 06/01/32	3,973	4,194
6.500%, 10/01/33	7,797	8,300
6.500%, 10/01/34	63,773	67,876
6.500%, 10/01/37	11,581	12,534
6.500%, 09/01/53	1,280,920	1,320,368
6.500%, 01/01/54	2,508,136	2,585,378
6.500%, 02/01/54	3,830,003	3,947,953
6.500%, 04/01/54	919,496	947,999
6.500%, 05/01/54	1,407,099	1,450,716
6.500%, 08/01/54	1,954,279	2,014,871
7.000%, 06/01/26	47	47
7.000%, 06/01/28	2,848	2,869
7.000%, 10/01/29	1,079	1,133
7.000%, 06/01/32	17,001	18,127
7.000%, 10/01/37	43,500	48,070
7.000%, 12/01/53	801,575	832,127
7.500%, 09/01/25	161	162
7.500%, 06/01/26	251	253
7.500%, 07/01/29	1,267	1,321
7.500%, 10/01/29	980	1,003
8.000%, 11/01/29	11	11
8.000%, 05/01/30	9,293	9,650
8.000%, 11/01/30	278	289
8.000%, 01/01/31	303	309
8.000%, 02/01/31	936	998
Federal National Mortgage Association-ACES
1.610%, 03/25/31	673,776	643,365
2.190%, 01/25/30	1,435,000	1,308,185
Government National Mortgage Association
2.000%, 11/20/50	3,790,343	3,215,621
2.000%, 01/20/51	1,970,123	1,670,788
2.000%, 03/20/51	1,359,596	1,153,413
2.000%, 04/20/51	3,484,028	2,955,405
2.000%, 05/20/51	5,699,677	4,834,439
2.000%, 06/20/51	1,803,850	1,529,878
2.000%, 10/20/51	2,368,139	2,007,729
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
2.000%, 12/20/51	2,027,504	$1,718,622
2.500%, 02/20/50	780,068	689,442
2.500%, 06/20/50	2,839,299	2,505,927
2.500%, 07/20/50	2,042,008	1,801,618
2.500%, 09/20/50	3,401,139	2,998,646
2.500%, 11/20/50	1,530,539	1,348,467
2.500%, 12/20/50	1,594,894	1,404,675
2.500%, 04/20/51	1,956,545	1,723,597
2.500%, 08/20/51	2,238,083	1,970,231
2.500%, 09/20/51	3,797,753	3,342,654
2.500%, 12/20/51	1,992,971	1,753,530
3.000%, 08/15/28	244,709	240,799
3.000%, 11/15/42	539,167	498,763
3.000%, 12/15/42	531,947	492,055
3.000%, 12/20/42	562,729	524,085
3.000%, 02/15/43	421,132	389,550
3.000%, 03/15/43	465,723	430,774
3.000%, 03/20/43	505,404	468,368
3.000%, 07/15/43	408,008	377,390
3.000%, 12/20/44	473,588	438,292
3.000%, 04/20/45	428,260	396,080
3.000%, 08/20/45	780,298	721,665
3.000%, 11/20/45	419,467	387,947
3.000%, 01/20/46	681,153	629,971
3.000%, 09/20/46	741,871	682,201
3.000%, 10/20/46	760,239	699,092
3.000%, 11/20/46	802,233	737,708
3.000%, 01/20/47	830,842	764,016
3.000%, 04/20/47	367,985	338,226
3.000%, 02/20/48	524,797	482,903
3.000%, 10/20/49	575,649	527,054
3.000%, 05/20/50	1,200,325	1,097,982
3.000%, 07/20/50	772,948	705,920
3.000%, 11/20/50	1,667,020	1,521,636
3.000%, 05/20/52	3,049,916	2,775,047
3.500%, 12/20/41	325,815	313,120
3.500%, 02/15/42	132,355	126,668
3.500%, 08/20/42	302,612	290,310
3.500%, 01/20/43	427,222	409,854
3.500%, 05/20/43	658,515	629,801
3.500%, 07/20/44	622,158	593,760
3.500%, 02/20/45	643,687	614,307
3.500%, 06/20/45	400,397	381,047
3.500%, 08/20/45	948,566	902,725
3.500%, 10/20/45	628,128	597,772
3.500%, 12/20/45	583,624	555,419
3.500%, 01/20/46	554,057	527,281
3.500%, 02/20/46	450,521	428,748
3.500%, 06/20/46	493,788	469,717
3.500%, 02/20/47	786,028	746,150
3.500%, 03/20/47	662,925	627,755
3.500%, 09/20/47	272,810	258,336
3.500%, 10/20/48	130,119	123,185
3.500%, 05/20/49	234,082	220,987
3.500%, 07/20/49	259,736	245,206
BHFTII-158

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
3.500%, 09/20/49	693,387	$654,598
3.500%, 10/20/49	431,753	407,600
3.500%, 11/20/49	599,871	566,313
3.500%, 12/20/49	389,939	368,125
3.500%, 06/20/50	558,977	527,644
3.500%, 02/20/51	935,714	883,368
3.500%, 10/20/52	1,879,959	1,763,694
4.000%, 07/15/39	336,132	333,943
4.000%, 07/15/40	197,309	196,004
4.000%, 11/20/40	279,947	278,526
4.000%, 12/20/40	371,069	369,184
4.000%, 11/20/43	187,421	185,066
4.000%, 04/20/44	265,311	261,661
4.000%, 05/20/44	317,616	313,247
4.000%, 09/20/44	530,054	522,762
4.000%, 11/20/44	138,972	137,061
4.000%, 10/20/45	482,857	475,197
4.000%, 11/20/45	261,125	256,983
4.000%, 03/20/47	99,885	97,690
4.000%, 04/20/47	397,254	388,168
4.000%, 09/20/47	364,461	356,124
4.000%, 07/20/48	252,686	246,893
4.000%, 08/20/48	181,481	177,265
4.000%, 09/20/48	328,478	320,412
4.000%, 07/20/49	334,998	326,427
4.000%, 05/20/50	479,559	467,497
4.000%, 07/20/52	2,182,467	2,110,620
4.000%, 10/20/52	1,342,309	1,298,120
4.500%, 01/15/39	72,397	73,748
4.500%, 04/15/39	173,164	175,619
4.500%, 05/15/39	388,779	394,290
4.500%, 08/15/39	139,266	141,238
4.500%, 01/15/40	157,029	159,255
4.500%, 04/15/40	68,133	69,128
4.500%, 08/20/40	225,955	229,102
4.500%, 12/20/40	174,644	177,076
4.500%, 02/15/41	48,195	48,898
4.500%, 04/15/41	55,530	56,347
4.500%, 04/20/41	128,879	130,840
4.500%, 03/20/42	139,843	141,971
4.500%, 10/20/43	163,556	164,905
4.500%, 03/20/47	249,269	250,555
4.500%, 03/20/49	171,012	171,054
4.500%, 08/20/52	2,172,189	2,145,653
4.500%, 10/20/52	2,661,369	2,628,857
5.000%, 12/15/35	63,246	65,515
5.000%, 12/15/36	15,527	15,750
5.000%, 01/15/39	186,837	194,457
5.000%, 02/15/39	32,758	34,129
5.000%, 08/15/39	207,595	213,741
5.000%, 09/15/39	34,072	35,080
5.000%, 12/15/39	160,841	165,603
5.000%, 05/15/40	122,797	126,428
5.000%, 08/20/40	119,933	123,491
5.000%, 10/20/40	126,218	129,962
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
5.000%, 06/20/44	276,907	$285,121
5.000%, 10/20/48	191,604	193,873
5.000%, 01/20/49	131,496	133,054
5.000%, 04/20/53	1,833,164	1,837,135
5.000%, 07/20/53	2,940,444	2,946,813
5.000%, 04/20/54	2,078,459	2,082,284
5.500%, 03/15/36	40,282	41,545
5.500%, 09/15/38	16,597	17,154
5.500%, 08/15/39	43,131	45,619
5.500%, 04/20/53	2,663,421	2,690,350
5.500%, 08/20/53	3,740,232	3,778,049
5.500%, 07/20/54	1,992,006	2,011,394
6.000%, 01/15/29	612	623
6.000%, 01/15/33	47,403	50,025
6.000%, 03/15/35	37,676	40,229
6.000%, 09/15/36	33,233	35,328
6.000%, 07/15/38	67,320	72,253
6.000%, 01/20/53	772,182	785,143
6.000%, 12/20/53	3,509,029	3,571,499
6.500%, 02/15/27	1,456	1,469
6.500%, 07/15/28	730	737
6.500%, 08/15/28	1,894	1,937
6.500%, 11/15/28	871	903
6.500%, 12/15/28	2,841	2,897
6.500%, 07/15/29	984	999
6.500%, 06/20/31	5,102	5,307
6.500%, 05/15/36	70,319	76,204
6.500%, 11/20/53	1,645,088	1,681,136
6.500%, 07/20/54	2,881,457	2,949,630
7.000%, 01/15/28	285	292
7.000%, 05/15/28	1,956	1,983
7.000%, 06/15/28	1,399	1,436
7.000%, 10/15/28	1,529	1,562
7.000%, 03/15/31	114	117
7.000%, 08/15/31	18,514	19,896
7.000%, 07/15/32	8,083	8,708
7.500%, 02/20/28	291	300
8.000%, 08/15/26	233	235
8.000%, 09/15/26	234	234
		505,438,245
Federal Agencies — 0.8%
Federal Farm Credit Banks Funding Corp.
4.750%, 03/09/26 (b)	2,000,000	2,024,340
5.490%, 11/06/25	1,600,000	1,600,368
Federal Home Loan Banks
3.000%, 09/10/27	1,000,000	982,650
3.250%, 11/16/28 (b)	2,700,000	2,664,711
Federal Home Loan Mortgage Corp.
1.500%, 02/12/25	500,000	494,300
6.250%, 07/15/32	1,600,000	1,865,712
6.750%, 03/15/31	900,000	1,052,451
Federal National Mortgage Association
0.750%, 10/08/27	750,000	689,355
2.125%, 04/24/26 (b)	1,000,000	975,760
BHFTII-159

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Federal Agencies—(Continued)
Federal National Mortgage Association
6.625%, 11/15/30 (b)	1,450,000	$1,677,462
Tennessee Valley Authority
3.500%, 12/15/42	1,600,000	1,393,024
		15,420,133
U.S. Treasury — 43.4%
U.S. Treasury Bonds
1.125%, 05/15/40	4,100,000	2,708,563
1.125%, 08/15/40 (b)	3,200,000	2,095,500
1.250%, 05/15/50	3,200,000	1,712,500
1.375%, 11/15/40	2,500,000	1,696,484
1.375%, 08/15/50	5,100,000	2,809,781
1.625%, 11/15/50	5,200,000	3,057,438
1.750%, 08/15/41	4,300,000	3,048,297
1.875%, 02/15/41	5,200,000	3,813,062
1.875%, 02/15/51 (b)	5,800,000	3,634,969
1.875%, 11/15/51	4,500,000	2,803,359
2.000%, 02/15/50	4,000,000	2,606,875
2.000%, 08/15/51	4,500,000	2,898,281
2.250%, 05/15/41	3,700,000	2,868,078
2.250%, 08/15/46 (b)	3,000,000	2,147,344
2.250%, 08/15/49	6,000,000	4,157,812
2.250%, 02/15/52	2,100,000	1,432,266
2.375%, 02/15/42	1,300,000	1,012,578
2.375%, 05/15/51	5,100,000	3,598,688
2.500%, 05/15/46	4,800,000	3,618,750
2.750%, 08/15/42	4,820,000	3,970,475
2.750%, 11/15/42	1,200,000	984,000
2.750%, 08/15/47	3,000,000	2,340,938
2.750%, 11/15/47	800,000	623,000
2.875%, 05/15/43	3,260,000	2,706,819
2.875%, 08/15/45	2,200,000	1,788,531
2.875%, 11/15/46	2,000,000	1,607,813
2.875%, 05/15/49	2,300,000	1,815,563
2.875%, 05/15/52	3,900,000	3,054,797
3.000%, 11/15/44 (b)	2,600,000	2,169,375
3.000%, 05/15/45 (b)	3,100,000	2,577,844
3.000%, 02/15/47 (b)	3,000,000	2,458,594
3.000%, 05/15/47 (b)	2,800,000	2,290,750
3.000%, 02/15/48	1,300,000	1,057,266
3.000%, 08/15/48	7,700,000	6,244,219
3.000%, 02/15/49	6,300,000	5,100,047
3.000%, 08/15/52	4,700,000	3,777,625
3.125%, 11/15/41	1,500,000	1,324,922
3.125%, 02/15/43	3,270,000	2,830,083
3.125%, 08/15/44 (b)	2,700,000	2,302,172
3.125%, 05/15/48	2,500,000	2,076,563
3.250%, 05/15/42	3,100,000	2,756,578
3.375%, 08/15/42	2,200,000	1,985,844
3.375%, 05/15/44	3,000,000	2,666,250
3.375%, 11/15/48	3,000,000	2,599,688
3.500%, 02/15/39	1,872,000	1,786,298
3.625%, 08/15/43	2,600,000	2,406,625
3.625%, 02/15/44	2,420,000	2,232,828
3.625%, 02/15/53	4,300,000	3,910,312
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.625%, 05/15/53	3,200,000	$2,913,000
3.750%, 08/15/41	1,300,000	1,252,875
3.875%, 02/15/43	2,000,000	1,930,000
3.875%, 05/15/43	2,000,000	1,925,938
4.000%, 11/15/42	3,100,000	3,051,078
4.000%, 11/15/52	2,600,000	2,530,531
4.125%, 08/15/44	3,000,000	2,977,031
4.125%, 08/15/53	3,300,000	3,287,109
4.250%, 11/15/40	1,780,000	1,831,731
4.250%, 02/15/54	4,100,000	4,179,437
4.250%, 08/15/54	2,900,000	2,962,078
4.375%, 11/15/39 (b)	1,900,000	1,987,281
4.375%, 05/15/40	1,220,000	1,274,900
4.375%, 05/15/41	1,350,000	1,408,008
4.375%, 08/15/43	2,200,000	2,262,563
4.500%, 02/15/36	600,000	642,469
4.500%, 05/15/38	1,500,000	1,597,266
4.500%, 02/15/44	2,100,000	2,191,219
4.625%, 02/15/40	1,300,000	1,396,484
4.625%, 05/15/54	5,700,000	6,183,609
4.750%, 11/15/43 (b)	1,900,000	2,050,219
5.250%, 02/15/29	750,000	801,914
6.250%, 05/15/30 (b)	2,500,000	2,831,055
U.S. Treasury Notes
0.375%, 11/30/25 (b)	6,100,000	5,858,859
0.375%, 12/31/25	7,200,000	6,896,813
0.375%, 01/31/26	11,200,000	10,701,687
0.375%, 07/31/27	3,100,000	2,835,047
0.375%, 09/30/27	6,300,000	5,733,000
0.500%, 02/28/26	9,400,000	8,977,367
0.500%, 04/30/27	4,000,000	3,697,813
0.500%, 10/31/27 (b)	3,800,000	3,461,266
0.625%, 07/31/26	6,100,000	5,772,602
0.625%, 11/30/27 (b)	7,000,000	6,386,406
0.625%, 12/31/27	7,200,000	6,554,250
0.625%, 05/15/30	8,000,000	6,793,125
0.625%, 08/15/30 (b)	13,800,000	11,629,734
0.750%, 03/31/26	6,700,000	6,407,660
0.750%, 01/31/28	6,100,000	5,562,437
0.875%, 06/30/26 (b)	6,000,000	5,716,406
0.875%, 11/15/30	7,700,000	6,554,023
1.000%, 07/31/28 (b)	4,000,000	3,632,500
1.125%, 10/31/26	6,700,000	6,363,953
1.125%, 02/29/28	1,200,000	1,106,156
1.125%, 08/31/28 (b)	6,000,000	5,465,156
1.125%, 02/15/31	7,500,000	6,450,586
1.250%, 11/30/26	2,100,000	1,996,969
1.250%, 12/31/26	3,800,000	3,608,219
1.250%, 03/31/28	5,100,000	4,712,719
1.250%, 04/30/28	6,000,000	5,533,594
1.250%, 05/31/28	3,400,000	3,129,328
1.250%, 06/30/28	5,900,000	5,420,625
1.250%, 09/30/28	6,000,000	5,482,969
1.250%, 08/15/31	8,400,000	7,174,125
1.375%, 10/31/28	3,300,000	3,025,430
BHFTII-160

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
1.375%, 11/15/31 (b)	10,200,000	$8,736,937
1.500%, 08/15/26	5,600,000	5,380,813
1.500%, 01/31/27 (b)	4,000,000	3,812,500
1.500%, 11/30/28	14,200,000	13,065,109
1.500%, 02/15/30	8,300,000	7,451,195
1.625%, 02/15/26	6,400,000	6,214,250
1.625%, 05/15/26	4,900,000	4,738,070
1.625%, 09/30/26	6,000,000	5,769,141
1.625%, 08/15/29	4,500,000	4,116,094
1.625%, 05/15/31	9,800,000	8,640,844
1.750%, 01/31/29	5,000,000	4,635,547
1.875%, 06/30/26	6,900,000	6,688,148
1.875%, 02/28/27	8,700,000	8,355,398
1.875%, 02/28/29	2,100,000	1,955,133
1.875%, 02/15/32	11,200,000	9,891,000
2.000%, 11/15/26	7,300,000	7,057,047
2.125%, 05/31/26	6,800,000	6,626,016
2.250%, 11/15/25	5,400,000	5,301,914
2.250%, 02/15/27	4,300,000	4,167,641
2.250%, 08/15/27	6,100,000	5,879,352
2.250%, 11/15/27	2,600,000	2,498,438
2.375%, 05/15/27	8,000,000	7,756,875
2.375%, 03/31/29	4,200,000	3,990,000
2.375%, 05/15/29	6,800,000	6,453,094
2.500%, 02/28/26 (b)	6,700,000	6,580,656
2.500%, 03/31/27 (b)	5,100,000	4,969,312
2.625%, 05/31/27	4,000,000	3,902,813
2.625%, 02/15/29	8,300,000	7,980,320
2.750%, 04/30/27	7,200,000	7,052,063
2.750%, 02/15/28	6,000,000	5,841,562
2.750%, 05/31/29	13,800,000	13,307,297
2.750%, 08/15/32	8,700,000	8,131,781
2.875%, 05/15/28	5,900,000	5,758,953
2.875%, 08/15/28	6,000,000	5,846,719
2.875%, 05/15/32	10,500,000	9,929,062
3.125%, 11/15/28	8,000,000	7,860,625
3.125%, 08/31/29	5,300,000	5,190,273
3.250%, 06/30/27	4,200,000	4,164,562
3.375%, 05/15/33	7,300,000	7,099,250
3.500%, 01/31/28	4,000,000	3,991,250
3.500%, 01/31/30	8,200,000	8,160,281
3.500%, 02/15/33	6,500,000	6,388,281
3.625%, 03/31/28	6,200,000	6,213,078
3.625%, 03/31/30	5,200,000	5,204,062
3.750%, 08/31/26	5,000,000	5,007,227
3.875%, 01/15/26	5,000,000	5,002,539
3.875%, 11/30/27	4,000,000	4,035,000
3.875%, 12/31/27	500,000	504,805
3.875%, 09/30/29	4,900,000	4,962,781
3.875%, 08/15/33	5,100,000	5,142,234
3.875%, 08/15/34	5,900,000	5,942,406
4.000%, 12/15/25	6,000,000	6,009,141
4.000%, 02/15/26	12,200,000	12,231,930
4.000%, 01/15/27	6,000,000	6,050,156
4.000%, 06/30/28	3,000,000	3,045,000
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.000%, 07/31/29	5,900,000	$6,012,469
4.000%, 10/31/29 (b)	5,000,000	5,093,359
4.000%, 07/31/30	7,300,000	7,443,148
4.000%, 02/15/34	8,300,000	8,443,953
4.125%, 02/15/27	5,900,000	5,968,219
4.125%, 09/30/27	4,000,000	4,064,375
4.125%, 10/31/27 (b)	5,900,000	5,994,031
4.125%, 08/31/30	4,100,000	4,207,625
4.125%, 11/15/32	7,000,000	7,201,250
4.250%, 02/28/31	6,000,000	6,205,781
4.375%, 07/15/27	5,900,000	6,023,992
4.375%, 08/31/28	7,100,000	7,305,234
4.375%, 11/30/30	3,000,000	3,121,172
4.375%, 05/15/34 (b)	5,900,000	6,180,250
4.500%, 11/15/25	4,900,000	4,931,391
4.500%, 03/31/26 (b)	4,000,000	4,042,031
4.500%, 07/15/26	6,000,000	6,083,203
4.500%, 11/15/33	5,800,000	6,126,250
4.625%, 09/15/26 (b)	6,000,000	6,107,812
4.625%, 10/15/26	4,000,000	4,075,938
4.625%, 11/15/26 (b)	8,000,000	8,159,375
4.625%, 09/30/28	5,800,000	6,025,203
4.625%, 09/30/30	4,000,000	4,213,125
4.875%, 04/30/26	12,000,000	12,205,313
4.875%, 10/31/30	4,800,000	5,123,250
		842,318,787
Total U.S. Treasury & Government Agencies (Cost $1,475,892,181)		1,363,177,165

Corporate Bonds & Notes—25.8%
Aerospace/Defense — 0.5%
Boeing Co.
5.150%, 05/01/30 (b)	2,300,000	2,305,129
5.930%, 05/01/60	1,100,000	1,055,769
7.250%, 06/15/25	460,000	466,307
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35 (b)	459,000	448,732
General Electric Co.
7.500%, 08/21/35	100,000	120,626
Lockheed Martin Corp.
3.550%, 01/15/26 (b)	523,000	519,407
4.090%, 09/15/52	954,000	832,518
Northrop Grumman Corp.
3.250%, 01/15/28 (b)	1,100,000	1,068,980
Northrop Grumman Systems Corp.
7.750%, 02/15/31	515,000	604,255
RTX Corp.
3.125%, 05/04/27 (b)	1,000,000	975,700
4.500%, 06/01/42 (b)	1,645,000	1,531,544
7.500%, 09/15/29 (b)	200,000	228,132
		10,157,099
BHFTII-161

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Agriculture — 0.3%
Altria Group, Inc.
5.950%, 02/14/49 (b)	1,200,000	$1,259,160
BAT Capital Corp.
4.390%, 08/15/37	1,300,000	1,182,402
Philip Morris International, Inc.
4.875%, 11/15/43 (b)	1,100,000	1,068,463
Reynolds American, Inc.
4.450%, 06/12/25 (b)	1,736,000	1,729,889
		5,239,914
Airlines — 0.1%
Southwest Airlines Co.
5.125%, 06/15/27 (b)	1,000,000	1,017,180
Apparel — 0.0%
NIKE, Inc.
2.750%, 03/27/27 (b)	1,000,000	974,460
Auto Manufacturers — 0.6%
American Honda Finance Corp.
2.250%, 01/12/29	1,000,000	924,500
2.300%, 09/09/26 (b)	300,000	290,478
Ford Motor Credit Co. LLC
6.800%, 05/12/28 (b)	2,500,000	2,619,875
General Motors Financial Co., Inc.
4.350%, 01/17/27 (b)	3,200,000	3,190,720
5.950%, 04/04/34 (b)	1,000,000	1,032,350
Mercedes-Benz Finance North America LLC
8.500%, 01/18/31	550,000	666,523
Toyota Motor Credit Corp.
3.375%, 04/01/30 (b)	2,600,000	2,493,140
		11,217,586
Banks — 5.5%
Banco Santander SA
4.379%, 04/12/28 (b)	2,200,000	2,190,078
Bank of America Corp.
2.687%, SOFR + 1.320%, 04/22/32 (a) (b)	2,000,000	1,783,200
3.593%, 3M TSFR + 1.632%, 07/21/28 (a) (b)	3,200,000	3,140,704
5.015%, SOFR + 2.160%, 07/22/33 (a) (b)	3,100,000	3,178,833
5.288%, SOFR + 1.910%, 04/25/34 (a) (b)	2,400,000	2,491,920
5.875%, 02/07/42 (b)	1,500,000	1,675,410
Bank of Montreal
0.949%, SOFR + 0.603%, 01/22/27 (a) (b)	2,300,000	2,197,972
Bank of New York Mellon Corp.
3.442%, 3M TSFR + 1.331%, 02/07/28 (a) (b)	1,800,000	1,771,668
Bank of Nova Scotia
4.850%, 02/01/30	1,000,000	1,023,130
Barclays PLC
4.375%, 01/12/26	2,000,000	1,996,740
6.224%, SOFR + 2.980%, 05/09/34 (a)	2,000,000	2,153,260
Citigroup, Inc.
2.572%, SOFR + 2.107%, 06/03/31 (a)	2,500,000	2,247,700
3.200%, 10/21/26	1,700,000	1,664,793
4.412%, SOFR + 3.914%, 03/31/31 (a) (b)	2,900,000	2,878,743
4.650%, 07/23/48 (b)	1,300,000	1,226,992
Security Description	Principal Amount*	Value

Banks—(Continued)
Cooperatieve Rabobank UA
5.750%, 12/01/43	1,200,000	$1,284,312
Deutsche Bank AG
2.129%, SOFR + 1.870%, 11/24/26 (a) (b)	2,000,000	1,937,220
Goldman Sachs Group, Inc.
3.210%, SOFR + 1.513%, 04/22/42 (a)	1,600,000	1,272,976
3.850%, 01/26/27	1,900,000	1,882,596
4.223%, 3M TSFR + 1.563%, 05/01/29 (a)	1,900,000	1,888,676
6.125%, 02/15/33 (b)	2,075,000	2,316,074
HSBC Holdings PLC
3.973%, 3M TSFR + 1.872%, 05/22/30 (a)	3,500,000	3,410,995
6.500%, 09/15/37 (b)	1,205,000	1,332,115
JPMorgan Chase & Co.
1.953%, SOFR + 1.065%, 02/04/32 (a) (b)	2,100,000	1,803,459
2.522%, SOFR + 2.040%, 04/22/31 (a) (b)	2,000,000	1,817,380
2.950%, 10/01/26 (b)	2,000,000	1,959,180
3.882%, 3M TSFR + 1.622%, 07/24/38 (a)	1,000,000	913,730
3.900%, 07/15/25 (b)	3,000,000	2,989,020
3.964%, 3M TSFR + 1.642%, 11/15/48 (a)	2,400,000	2,072,424
KeyBank NA
3.300%, 06/01/25	800,000	790,464
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29 (b)	2,000,000	1,830,560
3.750%, 02/15/28	2,000,000	2,007,940
Landwirtschaftliche Rentenbank
3.875%, 09/28/27	1,000,000	1,006,450
Lloyds Banking Group PLC
3.574%, 11/07/28 (a) (b)	1,800,000	1,753,308
Mitsubishi UFJ Financial Group, Inc.
3.850%, 03/01/26 (b)	1,000,000	993,700
5.133%, 1Y H15 + 2.125%, 07/20/33 (a) (b)	2,000,000	2,061,080
Mizuho Financial Group, Inc.
4.018%, 03/05/28 (b)	1,800,000	1,785,942
Morgan Stanley
4.300%, 01/27/45 (b)	1,900,000	1,750,717
4.350%, 09/08/26	3,800,000	3,808,512
7.250%, 04/01/32 (b)	1,850,000	2,197,541
Oesterreichische Kontrollbank AG
4.125%, 01/18/29 (b)	500,000	508,215
PNC Financial Services Group, Inc.
5.492%, SOFR + 1.198%, 05/14/30 (a) (b)	1,900,000	1,985,348
Royal Bank of Canada
4.969%, SOFR + 1.100%, 08/02/30 (a) (b)	2,000,000	2,052,340
State Street Corp.
5.684%, SOFR + 1.484%, 11/21/29 (a) (b)	1,000,000	1,055,020
Sumitomo Mitsui Financial Group, Inc.
2.632%, 07/14/26	4,700,000	4,573,523
Toronto-Dominion Bank
3.766%, 06/06/25 (b)	1,000,000	994,150
Truist Financial Corp.
1.267%, SOFR + 0.609%, 03/02/27 (a) (b)	2,000,000	1,906,940
U.S. Bancorp
5.775%, SOFR + 2.020%, 06/12/29 (a) (b)	2,000,000	2,095,640
UBS Group AG
4.550%, 04/17/26	2,700,000	2,706,750
BHFTII-162

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
2.879%, 3M TSFR + 1.432%, 10/30/30 (a) (b)	2,400,000	$2,226,264
3.000%, 10/23/26 (b)	2,000,000	1,954,560
5.013%, 3M TSFR + 4.502%, 04/04/51 (a)	1,000,000	980,960
5.557%, SOFR + 1.990%, 07/25/34 (a) (b)	1,500,000	1,573,635
5.606%, 01/15/44 (b)	2,200,000	2,266,088
Westpac Banking Corp.
2.668%, 5Y H15 + 1.750%, 11/15/35 (a)	1,700,000	1,482,927
		106,849,874
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/48	1,165,000	1,078,487
5.550%, 01/23/49 (b)	1,900,000	2,048,352
Coca-Cola Co.
1.650%, 06/01/30 (b)	2,400,000	2,112,864
Diageo Capital PLC
2.375%, 10/24/29 (b)	1,400,000	1,288,056
Keurig Dr. Pepper, Inc.
4.597%, 05/25/28 (b)	1,200,000	1,215,072
PepsiCo, Inc.
2.750%, 03/19/30	800,000	748,776
4.450%, 04/14/46	1,300,000	1,223,170
		9,714,777
Biotechnology — 0.3%
Amgen, Inc.
2.000%, 01/15/32 (b)	1,600,000	1,357,808
4.663%, 06/15/51	1,000,000	914,350
5.650%, 03/02/53	2,000,000	2,104,620
Biogen, Inc.
4.050%, 09/15/25 (b)	300,000	298,446
Gilead Sciences, Inc.
3.650%, 03/01/26 (b)	2,000,000	1,984,060
		6,659,284
Building Materials — 0.1%
Carrier Global Corp.
2.493%, 02/15/27 (b)	2,000,000	1,932,380
Trane Technologies Financing Ltd.
3.800%, 03/21/29 (b)	1,000,000	984,620
		2,917,000
Chemicals — 0.4%
Celanese U.S. Holdings LLC
6.700%, 11/15/33 (b)	600,000	656,232
Dow Chemical Co.
4.375%, 11/15/42	1,000,000	882,830
9.400%, 05/15/39	650,000	906,451
DuPont de Nemours, Inc.
5.419%, 11/15/48 (b)	1,000,000	1,105,830
LyondellBasell Industries NV
4.625%, 02/26/55 (b)	1,400,000	1,218,308
Nutrien Ltd.
4.200%, 04/01/29 (b)	1,000,000	996,640
Security Description	Principal Amount*	Value

Chemicals—(Continued)
Sherwin-Williams Co.
3.450%, 06/01/27 (b)	1,000,000	$983,690
Westlake Corp.
3.125%, 08/15/51	500,000	338,095
		7,088,076
Commercial Services — 0.3%
Global Payments, Inc.
2.900%, 05/15/30 (b)	900,000	820,071
Massachusetts Institute of Technology
2.294%, 07/01/51	1,200,000	767,652
PayPal Holdings, Inc.
2.850%, 10/01/29 (b)	2,000,000	1,881,060
S&P Global, Inc.
2.300%, 08/15/60	800,000	455,992
Yale University
2.402%, 04/15/50	2,000,000	1,329,980
		5,254,755
Computers — 0.6%
Apple, Inc.
2.550%, 08/20/60 (b)	1,000,000	658,540
2.650%, 02/08/51	1,500,000	1,029,945
3.350%, 08/08/32	2,300,000	2,196,477
4.650%, 02/23/46 (b)	1,000,000	992,650
Dell International LLC/EMC Corp.
5.300%, 10/01/29 (b)	1,800,000	1,872,828
Hewlett Packard Enterprise Co.
4.900%, 10/15/25 (b)	1,400,000	1,401,078
HP, Inc.
4.000%, 04/15/29 (b)	1,000,000	983,940
International Business Machines Corp.
3.300%, 05/15/26 (b)	1,900,000	1,875,414
4.000%, 06/20/42 (b)	1,200,000	1,056,864
		12,067,736
Cosmetics/Personal Care — 0.2%
Estee Lauder Cos., Inc.
1.950%, 03/15/31 (b)	1,100,000	955,064
Kenvue, Inc.
5.050%, 03/22/53	400,000	410,308
Procter & Gamble Co.
3.550%, 03/25/40 (b)	900,000	808,038
Unilever Capital Corp.
2.900%, 05/05/27 (b)	1,500,000	1,463,865
		3,637,275
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, 01/30/32 (b)	1,000,000	901,240
3.650%, 07/21/27 (b)	1,900,000	1,863,501
Air Lease Corp.
2.875%, 01/15/26 (b)	900,000	881,442
American Express Co.
3.300%, 05/03/27	3,000,000	2,942,160
BHFTII-163

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
BlackRock, Inc.
4.750%, 05/25/33 (b)	1,000,000	$1,028,870
Brookfield Capital Finance LLC
6.087%, 06/14/33 (b)	500,000	540,575
Capital One Financial Corp.
3.800%, 01/31/28	1,800,000	1,762,002
Charles Schwab Corp.
4.625%, 03/22/30	900,000	919,782
5.643%, SOFR + 2.210%, 05/19/29 (a) (b)	500,000	522,165
Intercontinental Exchange, Inc.
3.000%, 06/15/50 (b)	1,000,000	714,360
3.750%, 12/01/25 (b)	1,000,000	994,350
Mastercard, Inc.
3.350%, 03/26/30 (b)	1,700,000	1,642,285
Nasdaq, Inc.
3.950%, 03/07/52 (b)	700,000	563,451
Nomura Holdings, Inc.
2.679%, 07/16/30	1,000,000	894,650
6.070%, 07/12/28 (b)	1,000,000	1,051,370
Visa, Inc.
1.100%, 02/15/31 (b)	3,100,000	2,597,893
		19,820,096
Electric — 2.2%
Appalachian Power Co.
3.700%, 05/01/50 (b)	900,000	681,183
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/44	1,300,000	1,191,970
CMS Energy Corp.
4.750%, 5Y H15 + 4.116%, 06/01/50 (a) (b)	1,500,000	1,437,840
Commonwealth Edison Co.
3.000%, 03/01/50	900,000	629,424
Connecticut Light & Power Co.
4.000%, 04/01/48 (b)	1,000,000	854,360
Consolidated Edison Co. of New York, Inc.
3.950%, 03/01/43	2,070,000	1,777,716
Constellation Energy Generation LLC
5.600%, 03/01/28 (b)	1,000,000	1,043,970
Dominion Energy, Inc.
3.900%, 10/01/25	1,900,000	1,888,296
4.600%, 03/15/49	800,000	704,992
DTE Electric Co.
3.700%, 03/15/45 (b)	1,000,000	830,920
Duke Energy Carolinas LLC
3.550%, 03/15/52	1,000,000	771,090
5.300%, 02/15/40 (b)	2,000,000	2,083,700
Duke Energy Corp.
2.650%, 09/01/26 (b)	1,000,000	972,940
Entergy Louisiana LLC
4.000%, 03/15/33 (b)	1,000,000	956,920
Evergy, Inc.
2.900%, 09/15/29 (b)	500,000	464,445
Exelon Corp.
3.400%, 04/15/26 (b)	1,000,000	987,820
5.600%, 03/15/53 (b)	1,000,000	1,042,090
5.625%, 06/15/35 (b)	500,000	530,645
Security Description	Principal Amount*	Value

Electric—(Continued)
Florida Power & Light Co.
5.950%, 02/01/38	1,700,000	$1,879,571
Georgia Power Co.
4.300%, 03/15/42	2,000,000	1,821,320
Louisville Gas & Electric Co.
4.250%, 04/01/49 (b)	800,000	683,384
MidAmerican Energy Co.
3.650%, 04/15/29 (b)	1,700,000	1,669,978
4.250%, 07/15/49	1,500,000	1,325,400
National Rural Utilities Cooperative Finance Corp.
2.400%, 03/15/30 (b)	1,800,000	1,633,770
NextEra Energy Capital Holdings, Inc.
5.550%, 03/15/54 (b)	1,000,000	1,043,680
Northern States Power Co.
6.250%, 06/01/36 (b)	1,200,000	1,364,628
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	900,000	646,389
Pacific Gas & Electric Co.
2.500%, 02/01/31	3,000,000	2,629,410
PG&E Wildfire Recovery Funding LLC
4.722%, 06/01/39	160,000	162,051
5.212%, 12/01/49	1,100,000	1,119,789
Public Service Electric & Gas Co.
1.900%, 08/15/31 (b)	1,600,000	1,363,728
Sempra
3.400%, 02/01/28	1,100,000	1,067,088
Southern California Edison Co.
3.650%, 03/01/28 (b)	900,000	881,676
4.000%, 04/01/47	1,000,000	836,650
Southwestern Electric Power Co.
4.100%, 09/15/28 (b)	1,800,000	1,785,222
Union Electric Co.
3.500%, 03/15/29	1,800,000	1,751,238
		42,515,293
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.200%, 12/21/31 (b)	500,000	438,915
Electronics — 0.1%
Honeywell International, Inc.
5.250%, 03/01/54 (b)	1,600,000	1,668,448
Entertainment — 0.0%
Warnermedia Holdings, Inc.
5.141%, 03/15/52 (b)	600,000	462,570
Environmental Control — 0.1%
Waste Connections, Inc.
2.200%, 01/15/32 (b)	500,000	429,450
Waste Management, Inc.
3.150%, 11/15/27 (b)	1,800,000	1,758,798
		2,188,248
BHFTII-164

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Food — 0.4%
Conagra Brands, Inc.
4.850%, 11/01/28 (b)	1,300,000	$1,319,461
General Mills, Inc.
4.200%, 04/17/28 (b)	1,500,000	1,501,140
Kraft Heinz Foods Co.
5.000%, 07/15/35 (b)	1,600,000	1,648,064
Kroger Co.
2.200%, 05/01/30 (b)	1,000,000	890,580
Sysco Corp.
6.600%, 04/01/50 (b)	900,000	1,055,214
Tyson Foods, Inc.
3.550%, 06/02/27	1,200,000	1,177,464
		7,591,923
Forest Products & Paper — 0.0%
International Paper Co.
4.400%, 08/15/47 (b)	800,000	703,280
Gas — 0.1%
Atmos Energy Corp.
1.500%, 01/15/31 (b)	1,100,000	933,207
NiSource, Inc.
4.800%, 02/15/44 (b)	1,500,000	1,408,350
		2,341,557
Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.
3.000%, 05/15/32	1,800,000	1,617,462
Healthcare-Products — 0.3%
Abbott Laboratories
4.750%, 11/30/36	1,300,000	1,332,669
Boston Scientific Corp.
1.900%, 06/01/25	500,000	490,650
DH Europe Finance II SARL
3.250%, 11/15/39	900,000	759,762
GE HealthCare Technologies, Inc.
5.905%, 11/22/32 (b)	1,400,000	1,515,892
Medtronic, Inc.
4.625%, 03/15/45 (b)	933,000	895,307
Stryker Corp.
1.150%, 06/15/25 (b)	1,000,000	975,700
		5,969,980
Healthcare-Services — 0.6%
Centene Corp.
2.500%, 03/01/31	300,000	257,955
CommonSpirit Health
3.910%, 10/01/50	500,000	400,985
Elevance Health, Inc.
5.850%, 01/15/36	1,800,000	1,948,734
HCA, Inc.
4.125%, 06/15/29	1,800,000	1,772,244
5.900%, 06/01/53 (b)	1,000,000	1,043,490
Humana, Inc.
4.875%, 04/01/30 (b)	800,000	814,240
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Kaiser Foundation Hospitals
3.002%, 06/01/51	1,000,000	$716,990
UnitedHealth Group, Inc.
3.500%, 08/15/39 (b)	900,000	775,071
3.750%, 07/15/25 (b)	1,600,000	1,594,944
4.250%, 06/15/48 (b)	1,000,000	883,150
4.950%, 05/15/62 (b)	1,300,000	1,255,930
		11,463,733
Home Builders — 0.1%
Lennar Corp.
4.750%, 11/29/27 (b)	1,300,000	1,316,848
Household Products/Wares — 0.1%
Kimberly-Clark Corp.
3.100%, 03/26/30 (b)	1,100,000	1,049,499
Insurance — 0.8%
Allstate Corp.
1.450%, 12/15/30	1,100,000	922,724
American International Group, Inc.
3.400%, 06/30/30 (b)	800,000	757,352
Aon Corp./Aon Global Holdings PLC
5.350%, 02/28/33 (b)	1,000,000	1,045,320
AXA SA
8.600%, 12/15/30 (b)	365,000	446,439
Berkshire Hathaway Finance Corp.
4.200%, 08/15/48 (b)	1,700,000	1,562,623
Berkshire Hathaway, Inc.
3.125%, 03/15/26 (b)	750,000	741,180
Chubb Corp.
6.000%, 05/11/37	865,000	968,091
Equitable Holdings, Inc.
5.000%, 04/20/48 (b)	1,100,000	1,051,963
Hartford Financial Services Group, Inc.
6.100%, 10/01/41 (b)	780,000	851,346
Lincoln National Corp.
4.350%, 03/01/48	600,000	492,306
Marsh & McLennan Cos., Inc.
3.750%, 03/14/26 (b)	1,000,000	994,000
5.450%, 03/15/54	1,000,000	1,036,930
Principal Financial Group, Inc.
3.100%, 11/15/26 (b)	1,000,000	977,790
Prudential Financial, Inc.
2.100%, 03/10/30	1,000,000	902,460
5.700%, 12/14/36 (b)	1,525,000	1,662,387
Travelers Cos., Inc.
3.050%, 06/08/51 (b)	800,000	576,360
		14,989,271
Internet — 0.4%
Alibaba Group Holding Ltd.
4.200%, 12/06/47 (b)	1,400,000	1,220,632
Alphabet, Inc.
2.050%, 08/15/50	1,100,000	684,981
BHFTII-165

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Internet—(Continued)
Amazon.com, Inc.
3.100%, 05/12/51 (b)	2,200,000	$1,634,336
3.875%, 08/22/37 (b)	1,900,000	1,789,477
eBay, Inc.
3.600%, 06/05/27 (b)	1,500,000	1,482,690
Meta Platforms, Inc.
4.950%, 05/15/33	1,500,000	1,571,715
		8,383,831
Investment Companies — 0.1%
ARES Capital Corp.
4.250%, 03/01/25 (b)	900,000	895,401
Blue Owl Capital Corp.
3.400%, 07/15/26	400,000	387,232
		1,282,633
Iron/Steel — 0.0%
Vale Overseas Ltd.
6.875%, 11/21/36	528,000	588,614
Lodging — 0.1%
Marriott International, Inc.
2.850%, 04/15/31 (b)	1,100,000	989,692
Sands China Ltd.
5.400%, 08/08/28 (b)	1,000,000	1,009,420
		1,999,112
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.
3.803%, 08/15/42 (b)	700,000	614,481
Machinery-Diversified — 0.1%
John Deere Capital Corp.
2.000%, 06/17/31 (b)	1,000,000	872,460
4.050%, 09/08/25	2,000,000	1,997,460
		2,869,920
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.850%, 04/01/61	3,300,000	2,022,075
6.484%, 10/23/45 (b)	900,000	867,096
Comcast Corp.
3.150%, 03/01/26 (b)	1,000,000	986,200
3.969%, 11/01/47	900,000	751,779
4.650%, 07/15/42	1,670,000	1,573,758
5.650%, 06/15/35 (b)	1,500,000	1,612,875
Discovery Communications LLC
3.950%, 03/20/28	1,100,000	1,048,949
4.000%, 09/15/55 (b)	1,481,000	994,891
Fox Corp.
5.576%, 01/25/49 (b)	1,000,000	984,090
Paramount Global
4.375%, 03/15/43	1,500,000	1,110,765
Time Warner Cable LLC
6.550%, 05/01/37	100,000	99,047
Security Description	Principal Amount*	Value

Media—(Continued)
TWDC Enterprises 18 Corp.
2.950%, 06/15/27	1,000,000	$974,170
Walt Disney Co.
3.600%, 01/13/51 (b)	1,000,000	799,020
6.550%, 03/15/33 (b)	950,000	1,090,154
		14,914,869
Mining — 0.2%
BHP Billiton Finance USA Ltd.
5.250%, 09/08/33 (b)	1,200,000	1,257,060
Newmont Corp.
6.250%, 10/01/39 (b)	1,800,000	2,043,864
Rio Tinto Alcan, Inc.
6.125%, 12/15/33 (b)	751,000	837,515
		4,138,439
Miscellaneous Manufacturing — 0.1%
3M Co.
4.000%, 09/14/48	900,000	797,103
Parker-Hannifin Corp.
3.250%, 06/14/29 (b)	900,000	864,234
		1,661,337
Multi-National — 1.3%
Asian Development Bank
1.500%, 03/04/31	2,000,000	1,747,000
1.750%, 09/19/29	900,000	822,906
4.125%, 01/12/34	3,100,000	3,157,164
Asian Infrastructure Investment Bank
0.500%, 05/28/25	1,000,000	975,300
0.500%, 01/27/26	50,000	47,790
European Bank for Reconstruction & Development
0.500%, 05/19/25	1,300,000	1,268,982
European Investment Bank
0.375%, 03/26/26	2,000,000	1,899,960
1.875%, 02/10/25 (b)	1,000,000	990,310
3.625%, 07/15/30	1,000,000	997,620
4.375%, 10/10/31	1,000,000	1,038,890
4.875%, 02/15/36	1,100,000	1,192,653
Inter-American Development Bank
2.250%, 06/18/29	1,400,000	1,315,608
2.375%, 07/07/27	1,500,000	1,449,690
7.000%, 06/15/25	200,000	203,332
International Bank for Reconstruction & Development
0.500%, 10/28/25	2,000,000	1,925,500
1.625%, 11/03/31	3,800,000	3,298,970
3.125%, 06/15/27	1,100,000	1,085,799
3.875%, 02/14/30	1,000,000	1,009,770
International Finance Corp.
0.375%, 07/16/25	25,000	24,263
		24,451,507
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
4.250%, 04/01/28 (b)	1,100,000	1,087,284
BHFTII-166

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas — 0.8%
BP Capital Markets America, Inc.
2.721%, 01/12/32 (b)	1,000,000	$891,030
3.000%, 02/24/50 (b)	1,000,000	693,140
Canadian Natural Resources Ltd.
6.250%, 03/15/38 (b)	800,000	859,824
Chevron Corp.
2.954%, 05/16/26 (b)	1,500,000	1,477,950
ConocoPhillips Co.
5.300%, 05/15/53	1,000,000	1,010,530
6.950%, 04/15/29 (b)	700,000	778,456
Diamondback Energy, Inc.
5.750%, 04/18/54 (b)	1,000,000	1,007,510
Equinor ASA
3.625%, 04/06/40	600,000	517,524
Exxon Mobil Corp.
4.114%, 03/01/46 (b)	1,600,000	1,426,000
Marathon Oil Corp.
6.600%, 10/01/37 (b)	1,000,000	1,143,190
Marathon Petroleum Corp.
4.700%, 05/01/25	600,000	599,190
Occidental Petroleum Corp.
6.450%, 09/15/36	1,000,000	1,079,730
Phillips 66
4.875%, 11/15/44	1,000,000	932,110
Shell International Finance BV
2.375%, 11/07/29 (b)	2,000,000	1,849,060
3.250%, 04/06/50 (b)	900,000	664,659
TotalEnergies Capital International SA
3.127%, 05/29/50 (b)	900,000	649,944
Valero Energy Corp.
3.400%, 09/15/26 (b)	200,000	196,658
		15,776,505
Oil & Gas Services — 0.1%
Halliburton Co.
5.000%, 11/15/45 (b)	1,200,000	1,151,952
Packaging & Containers — 0.0%
WRKCo, Inc.
3.000%, 06/15/33 (b)	600,000	527,178
Pharmaceuticals — 1.5%
AbbVie, Inc.
3.800%, 03/15/25	400,000	398,476
4.400%, 11/06/42	1,100,000	1,037,135
5.400%, 03/15/54 (b)	1,500,000	1,590,690
AstraZeneca PLC
4.000%, 09/18/42 (b)	1,200,000	1,077,996
Becton Dickinson & Co.
4.669%, 06/06/47 (b)	2,000,000	1,857,700
Bristol-Myers Squibb Co.
3.400%, 07/26/29 (b)	1,000,000	971,340
5.550%, 02/22/54 (b)	1,500,000	1,590,630
Cardinal Health, Inc.
3.410%, 06/15/27 (b)	800,000	783,968
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Cigna Group
2.375%, 03/15/31 (b)	1,500,000	$1,321,830
4.500%, 02/25/26	1,200,000	1,202,976
6.125%, 11/15/41	313,000	344,069
CVS Health Corp.
4.300%, 03/25/28 (b)	544,000	542,335
4.780%, 03/25/38	1,500,000	1,416,345
5.050%, 03/25/48	1,500,000	1,368,765
5.125%, 07/20/45	900,000	838,836
Eli Lilly & Co.
4.600%, 08/14/34	1,000,000	1,014,060
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/28 (b)	1,000,000	995,230
Johnson & Johnson
3.700%, 03/01/46 (b)	1,000,000	871,870
5.950%, 08/15/37 (b)	910,000	1,050,777
Merck & Co., Inc.
6.550%, 09/15/37	1,000,000	1,180,580
Merck Sharp & Dohme Corp.
5.950%, 12/01/28	300,000	322,476
Novartis Capital Corp.
2.200%, 08/14/30 (b)	1,900,000	1,724,535
Pfizer Investment Enterprises Pte. Ltd.
5.340%, 05/19/63	2,000,000	2,052,100
Pfizer, Inc.
3.600%, 09/15/28 (b)	2,100,000	2,079,273
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 (b)	800,000	787,568
		28,421,560
Pipelines — 0.9%
El Paso Natural Gas Co. LLC
8.375%, 06/15/32 (b)	220,000	265,113
Enbridge Energy Partners LP
5.875%, 10/15/25	500,000	504,500
Enbridge, Inc.
5.950%, 04/05/54 (b)	1,500,000	1,588,515
Energy Transfer LP
5.150%, 03/15/45 (b)	2,600,000	2,423,434
Enterprise Products Operating LLC
3.200%, 02/15/52	1,100,000	779,614
3.950%, 02/15/27 (b)	1,300,000	1,296,503
Kinder Morgan Energy Partners LP
6.500%, 02/01/37	2,000,000	2,186,260
MPLX LP
5.200%, 03/01/47 (b)	1,000,000	948,290
ONEOK, Inc.
3.100%, 03/15/30 (b)	1,100,000	1,024,078
Sabine Pass Liquefaction LLC
5.875%, 06/30/26 (b)	1,600,000	1,626,576
TransCanada PipeLines Ltd.
6.200%, 10/15/37	1,800,000	1,977,300
Western Midstream Operating LP
4.050%, 02/01/30 (b)	1,100,000	1,059,036
BHFTII-167

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Williams Cos., Inc.
3.750%, 06/15/27 (b)	1,500,000	$1,478,160
		17,157,379
Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities, Inc.
3.550%, 03/15/52 (b)	1,100,000	806,927
American Tower Corp.
5.900%, 11/15/33	900,000	967,662
AvalonBay Communities, Inc.
2.300%, 03/01/30	200,000	180,684
Boston Properties LP
3.200%, 01/15/25 (b)	1,400,000	1,391,208
Brixmor Operating Partnership LP
4.050%, 07/01/30 (b)	900,000	873,630
Crown Castle, Inc.
3.800%, 02/15/28 (b)	1,500,000	1,472,160
Digital Realty Trust LP
3.700%, 08/15/27 (b)	1,500,000	1,478,535
Equinix, Inc.
3.200%, 11/18/29	700,000	660,800
ERP Operating LP
3.000%, 07/01/29 (b)	1,000,000	945,010
Essex Portfolio LP
3.000%, 01/15/30 (b)	1,000,000	929,810
Healthpeak OP LLC
3.500%, 07/15/29	900,000	864,306
NNN REIT, Inc.
2.500%, 04/15/30 (b)	1,000,000	898,000
Prologis LP
3.375%, 12/15/27 (b)	500,000	489,850
5.000%, 03/15/34	1,000,000	1,025,350
Public Storage Operating Co.
3.094%, 09/15/27	500,000	487,670
Realty Income Corp.
5.125%, 02/15/34	1,000,000	1,022,500
Simon Property Group LP
3.300%, 01/15/26 (b)	1,800,000	1,779,156
Sun Communities Operating LP
5.700%, 01/15/33	700,000	722,267
Welltower OP LLC
4.000%, 06/01/25 (b)	750,000	745,613
		17,741,138
Retail — 0.6%
Home Depot, Inc.
3.000%, 04/01/26 (b)	1,800,000	1,774,620
4.250%, 04/01/46 (b)	2,000,000	1,819,180
Lowe's Cos., Inc.
4.250%, 04/01/52 (b)	1,100,000	930,391
5.625%, 04/15/53 (b)	1,000,000	1,040,580
McDonald's Corp.
4.875%, 12/09/45	1,500,000	1,456,470
Starbucks Corp.
3.550%, 08/15/29 (b)	1,000,000	975,180
Security Description	Principal Amount*	Value

Retail—(Continued)
Target Corp.
2.650%, 09/15/30 (b)	1,400,000	$1,301,902
Walmart, Inc.
3.900%, 09/09/25	1,000,000	998,110
4.050%, 06/29/48 (b)	900,000	810,603
5.250%, 09/01/35	935,000	1,015,924
		12,122,960
Semiconductors — 0.5%
Broadcom, Inc.
3.137%, 11/15/35 (144A) (b)	1,600,000	1,367,936
4.300%, 11/15/32 (b)	1,700,000	1,670,947
Intel Corp.
4.750%, 03/25/50	1,800,000	1,552,320
4.900%, 08/05/52 (b)	1,000,000	876,210
NVIDIA Corp.
2.850%, 04/01/30 (b)	1,100,000	1,040,611
QUALCOMM, Inc.
1.650%, 05/20/32 (b)	2,333,000	1,937,557
Texas Instruments, Inc.
2.250%, 09/04/29 (b)	1,000,000	921,640
		9,367,221
Software — 0.5%
Fidelity National Information Services, Inc.
1.150%, 03/01/26 (b)	1,000,000	956,210
Fiserv, Inc.
5.625%, 08/21/33 (b)	1,500,000	1,587,750
Microsoft Corp.
4.250%, 02/06/47 (b)	2,000,000	1,984,800
Oracle Corp.
2.875%, 03/25/31	3,000,000	2,728,830
2.950%, 04/01/30 (b)	1,200,000	1,116,372
3.850%, 04/01/60 (b)	2,100,000	1,581,237
Salesforce, Inc.
2.900%, 07/15/51 (b)	1,000,000	698,070
		10,653,269
Telecommunications — 1.0%
America Movil SAB de CV
2.875%, 05/07/30 (b)	1,000,000	922,500
AT&T, Inc.
3.500%, 09/15/53	1,221,000	896,703
3.650%, 09/15/59	2,686,000	1,946,759
4.100%, 02/15/28 (b)	1,687,000	1,683,710
5.150%, 11/15/46 (b)	1,308,000	1,286,797
7.125%, 12/15/31	100,000	111,876
Cisco Systems, Inc.
5.500%, 01/15/40 (b)	1,000,000	1,082,740
Deutsche Telekom International Finance BV
8.750%, 06/15/30	300,000	362,274
Orange SA
5.500%, 02/06/44 (b)	500,000	517,870
Rogers Communications, Inc.
2.900%, 11/15/26 (b)	1,100,000	1,069,134
BHFTII-168

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Telefonica Emisiones SA
4.103%, 03/08/27	900,000	$896,526
T-Mobile USA, Inc.
2.550%, 02/15/31	2,200,000	1,960,244
3.300%, 02/15/51 (b)	1,500,000	1,086,285
4.750%, 02/01/28 (b)	1,000,000	1,001,690
Verizon Communications, Inc.
2.875%, 11/20/50 (b)	1,900,000	1,286,775
3.550%, 03/22/51 (b)	1,000,000	775,020
4.812%, 03/15/39	1,927,000	1,895,513
Vodafone Group PLC
6.150%, 02/27/37	1,000,000	1,102,350
		19,884,766
Transportation — 0.5%
Burlington Northern Santa Fe LLC
4.150%, 04/01/45 (b)	1,900,000	1,696,377
Canadian National Railway Co.
4.450%, 01/20/49 (b)	400,000	370,124
Canadian Pacific Railway Co.
2.450%, 12/02/31 (b)	1,100,000	969,056
CSX Corp.
6.150%, 05/01/37	800,000	903,176
FedEx Corp.
4.550%, 04/01/46	1,000,000	891,390
Norfolk Southern Corp.
2.550%, 11/01/29 (b)	1,000,000	925,660
5.590%, 05/17/25	28,000	28,110
Union Pacific Corp.
2.891%, 04/06/36 (b)	1,200,000	1,031,988
3.250%, 02/05/50 (b)	1,300,000	980,837
United Parcel Service, Inc.
4.450%, 04/01/30 (b)	1,600,000	1,632,016
		9,428,734
Water — 0.0%
American Water Capital Corp.
3.750%, 09/01/28 (b)	900,000	886,572
Total Corporate Bonds & Notes (Cost $538,923,456)		502,043,400

Foreign Government—1.5%
Regional Government — 0.2%
Province of Alberta
1.000%, 05/20/25 (b)	1,500,000	1,468,095
Province of British Columbia
1.300%, 01/29/31 (b)	1,000,000	854,340
Province of Quebec
2.500%, 04/20/26	2,000,000	1,957,140
		4,279,575
Sovereign — 1.3%
Canada Government International Bonds
1.625%, 01/22/25 (b)	1,000,000	990,860
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Chile Government International Bonds
3.100%, 01/22/61	1,200,000	$799,368
3.500%, 01/25/50 (b)	1,000,000	770,410
Export Development Canada
4.125%, 02/13/29 (b)	1,500,000	1,527,450
Export-Import Bank of Korea
2.875%, 01/21/25	1,400,000	1,391,586
Indonesia Government International Bonds
3.050%, 03/12/51	1,100,000	801,966
3.850%, 10/15/30	700,000	682,920
4.350%, 01/11/48 (b)	1,200,000	1,108,152
Israel Government AID Bonds
5.500%, 09/18/33	200,000	220,964
Israel Government International Bonds
4.125%, 01/17/48	1,000,000	774,390
Japan Bank for International Cooperation
4.625%, 07/19/28 (b)	1,600,000	1,646,256
Mexico Government International Bonds
2.659%, 05/24/31	1,200,000	1,031,592
4.600%, 01/23/46	1,100,000	896,852
4.750%, 03/08/44 (b)	900,000	762,084
5.750%, 10/12/2110 (b)	1,000,000	870,000
6.750%, 09/27/34	1,050,000	1,135,302
Panama Government International Bonds
3.875%, 03/17/28	900,000	867,942
Peru Government International Bonds
8.750%, 11/21/33	1,450,000	1,826,986
Philippines Government International Bonds
3.950%, 01/20/40 (b)	1,100,000	995,181
5.000%, 01/13/37 (b)	1,740,000	1,795,384
Republic of Italy Government International Bonds
2.875%, 10/17/29 (b)	2,000,000	1,854,560
Republic of Poland Government International Bonds
3.250%, 04/06/26 (b)	1,000,000	987,570
Svensk Exportkredit AB
0.625%, 05/14/25	1,000,000	976,960
Uruguay Government International Bonds
4.375%, 10/27/27	900,000	906,291
		25,621,026
Total Foreign Government (Cost $31,864,107)		29,900,601

Mortgage-Backed Securities—0.8%
Commercial Mortgage-Backed Securities — 0.8%
Bank
2.556%, 05/15/64	1,000,000	887,089
2.758%, 09/15/62	161,895	149,855
4.407%, 11/15/61 (a)	881,000	877,050
5.355%, 10/15/34 (a)	650,000	669,458
6.106%, 06/15/57 (a)	1,000,000	1,077,646
6.356%, 06/15/57 (a)	400,000	429,576
Bank5
5.769%, 06/15/57	1,400,000	1,467,707
6.260%, 04/15/56 (a)	1,000,000	1,052,704
BHFTII-169

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BBCMS Mortgage Trust
3.662%, 04/15/55 (a)	730,000	$681,677
5.829%, 05/15/57	700,000	763,621
5.943%, 05/15/57 (a)	560,000	582,663
6.094%, 05/15/57 (a)	700,000	758,920
Benchmark Mortgage Trust
3.666%, 01/15/51 (a)	915,000	889,592
6.228%, 05/15/56 (a)	1,500,000	1,598,988
BMO Mortgage Trust
6.562%, 07/15/57 (a)	650,000	693,826
CD Mortgage Trust
3.631%, 02/10/50	950,000	901,097
CFCRE Commercial Mortgage Trust
3.585%, 12/10/54	787,393	770,503
UBS Commercial Mortgage Trust
3.035%, 12/15/52	500,000	463,457
Total Mortgage-Backed Securities (Cost $14,916,442)		14,715,429

Municipals—0.5%
Chicago O'Hare International Airport
4.572%, 01/01/54	395,000	377,865
Louisiana Local Government Environmental Facilities & Community Development Authority
5.198%, 12/01/39	1,000,000	1,046,227
Municipal Electric Authority of Georgia
6.637%, 04/01/57	1,878,000	2,144,358
New Jersey Turnpike Authority
7.414%, 01/01/40	1,000,000	1,216,774
New York City Municipal Water Finance Authority
5.440%, 06/15/43	300,000	306,347
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,500,000	1,385,536
Regents of the University of California Medical Center Pooled Revenue
3.006%, 05/15/50	1,000,000	721,315
State of California, General Obligation Unlimited
7.300%, 10/01/39	1,200,000	1,444,714
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33	1,157,647	1,175,818
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41	450,000	474,002
Total Municipals (Cost $11,153,575)		10,292,956

Asset-Backed Securities—0.4%
Asset-Backed - Automobile — 0.2%
CarMax Auto Owner Trust
0.740%, 01/15/27	1,085,000	1,047,614
Santander Drive Auto Receivables Trust
5.930%, 07/17/28	2,000,000	2,026,956
		3,074,570
Security Description	Principal Amount*	Value

Asset-Backed - Credit Card — 0.2%
Capital One Multi-Asset Execution Trust
2.060%, 08/15/28	1,865,000	$1,796,983
4.420%, 05/15/28	2,000,000	2,007,760
		3,804,743
Asset-Backed - Other — 0.0%
Verizon Master Trust
0.990%, 04/20/28	1,000,000	997,866
Total Asset-Backed Securities (Cost $7,937,324)		7,877,179

Short-Term Investments—0.6%
U.S. Treasury—0.6%
U.S. Treasury Bills
Zero Coupon, 10/01/24 (c)	1,100,000	1,099,856
4.376%, 10/17/24 (c)	10,800,000	10,777,322
4.467%, 10/17/24 (c)	100,000	99,790
Total Short-Term Investments (Cost $11,977,823)		11,976,968

Securities Lending Reinvestments (d)—11.8%
Certificates of Deposit—4.1%
Bank of America NA
5.020%, SOFR + 0.190%, 01/03/25 (a)	2,000,000	1,999,788
5.410%, 01/03/25	2,000,000	2,002,970
Bank of Montreal
5.030%, SOFR + 0.200%, 12/17/24 (a)	4,000,000	4,000,006
5.180%, SOFR + 0.350%, 07/14/25 (a)	2,000,000	2,000,005
Bank of Nova Scotia
5.140%, SOFR + 0.300%, 03/13/25 (a)	2,000,000	1,999,984
5.150%, SOFR + 0.310%, 03/19/25 (a)	2,000,000	1,999,988
5.180%, SOFR + 0.340%, 05/02/25 (a)	2,000,000	1,999,252
Barclays Bank PLC (NY)
5.210%, SOFR + 0.380%, 02/10/25 (a)	3,000,000	3,002,073
Bayerische Landesbank (NY)
5.210%, 10/17/24	4,000,000	4,000,656
BNP Paribas SA
5.060%, SOFR + 0.220%, 11/07/24 (a)	4,000,000	3,999,952
5.400%, 12/17/24	2,000,000	2,002,346
Commonwealth Bank of Australia
5.010%, SOFR + 0.170%, 12/20/24 (a)	1,000,000	999,931
Credit Agricole Corp. & Investment Bank
5.500%, 12/10/24	1,100,000	1,101,315
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (a)	3,500,000	3,500,448
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	993,470
5.515%, 10/17/24	2,000,000	2,000,510
DZ Bank AG (NY)
5.040%, SOFR + 0.210%, 10/28/24 (a)	3,000,000	3,000,072
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 10/23/24	1,000,000	996,910
BHFTII-170

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (a)	3,000,000	$3,000,312
Nordea Bank Abp
5.040%, SOFR + 0.200%, 10/21/24 (a)	3,000,000	3,000,153
Oversea-Chinese Banking Corp. Ltd.
5.030%, SOFR + 0.200%, 10/22/24 (a)	3,000,000	3,000,111
Royal Bank of Canada
5.180%, SOFR + 0.340%, 05/08/25 (a)	2,000,000	2,001,904
Skandinaviska Enskilda Banken AB
5.130%, SOFR + 0.300%, 02/06/25 (a)	1,000,000	1,000,468
Societe Generale
5.020%, SOFR + 0.180%, 11/25/24 (a)	5,000,000	5,000,070
Standard Chartered Bank
5.200%, SOFR + 0.360%, 01/23/25 (a)	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp.
5.060%, SOFR + 0.220%, 01/21/25 (a)	1,000,000	1,000,368
Sumitomo Mitsui Trust Bank Ltd.
5.060%, SOFR + 0.220%, 11/18/24 (a)	4,000,000	4,000,920
Svenska Handelsbanken AB
5.130%, SOFR + 0.300%, 02/06/25 (a)	1,000,000	1,000,458
5.180%, SOFR + 0.350%, 01/17/25 (a)	2,000,000	2,001,684
Toronto-Dominion Bank
5.170%, SOFR + 0.340%, 05/09/25 (a)	3,000,000	2,999,983
5.210%, SOFR + 0.380%, 01/08/25 (a)	3,000,000	3,000,047
Westpac Banking Corp.
5.170%, SOFR + 0.330%, 04/28/25 (a)	3,000,000	3,001,032
5.390%, SOFR + 0.550%, 10/11/24 (a)	3,000,000	3,000,303
		79,607,489
Commercial Paper—0.8%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (a)	5,000,000	4,999,945
Chesham Finance Ltd./Chesham Finance LLC
4.830%, 10/04/24	2,000,000	1,998,906
ING U.S. Funding LLC
5.040%, SOFR + 0.210%, 10/24/24 (a)	1,500,000	1,500,078
5.060%, SOFR + 0.230%, 11/20/24 (a)	1,000,000	1,000,110
Macquarie Bank Ltd.
5.050%, SOFR + 0.220%, 02/13/25 (a)	3,000,000	2,999,991
United Overseas Bank Ltd.
4.980%, SOFR + 0.150%, 11/05/24 (a)	3,500,000	3,500,028
		15,999,058
Repurchase Agreements—6.7%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $5,600,770; collateralized by various Common Stock with an aggregate market value of $6,236,657	5,600,000	5,600,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $2,000,276; collateralized by various Common Stock with an aggregate market value of $2,227,378	2,000,000	2,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $20,002,767; collateralized by various Common Stock with an aggregate market value of $22,273,777	20,000,000	20,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Barclays Bank PLC
Repurchase Agreement dated 09/30/24 at 5.180%, due on 01/03/25 with a maturity value of $10,136,694; collateralized by various Common Stock with an aggregate market value of $11,145,963	10,000,000	$10,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 09/30/24 at 4.890%, due on 10/01/24 with a maturity value of $2,000,272; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/30/26 - 02/15/44, and an aggregate market value of $2,043,859	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $6,165,883; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $6,323,538	6,000,000	6,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $19,427,394; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $19,813,280	19,424,783	19,424,783
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $20,519,771; collateralized by various Common Stock with an aggregate market value of $22,871,022	20,500,000	20,500,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $10,001,386; collateralized by various Common Stock with an aggregate market value of $11,120,340	10,000,000	10,000,000
National Bank of Canada Financial, Inc.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $3,000,416; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 02/28/26 - 05/15/27, and various Common Stock with an aggregate market value of $3,147,205	3,000,000	3,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $1,200,166; collateralized by various Common Stock with an aggregate market value of $1,338,508	1,200,000	1,200,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $8,039,667; collateralized by various Common Stock with an aggregate market value of $8,890,148	8,000,000	8,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $2,000,271; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 6.250%, maturity dates ranging from 04/30/25 - 02/15/51, and an aggregate market value of $2,050,238	2,000,000	2,000,000
BHFTII-171

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $3,000,411; collateralized by various Common Stock with an aggregate market value of $3,340,366	3,000,000	$3,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $16,702,287; collateralized by various Common Stock with an aggregate market value of $18,372,518	16,700,000	16,700,000
		129,424,783
Time Deposits—0.2%
First Abu Dhabi Bank USA NV
4.820%, 10/01/24	2,000,000	2,000,000
National Bank of Canada
4.900%, OBFR + 0.070%, 10/07/24 (a)	2,000,000	2,000,000
		4,000,000
Total Securities Lending Reinvestments (Cost $229,015,814)		229,031,330
Total Investments—111.6% (Cost $2,321,680,722)		2,169,015,028
Other assets and liabilities (net)—(11.6)%		(225,588,904)
Net Assets—100.0%		$1,943,426,124

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $288,881,758 and the collateral received consisted of cash in the amount of $228,958,615 and non-cash collateral with a value of $70,619,213. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$1,367,936, which is 0.1% of net assets.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,363,177,165	$—	$1,363,177,165
Total Corporate Bonds & Notes*	—	502,043,400	—	502,043,400
Total Foreign Government*	—	29,900,601	—	29,900,601
Total Mortgage-Backed Securities*	—	14,715,429	—	14,715,429
Total Municipals*	—	10,292,956	—	10,292,956
Total Asset-Backed Securities*	—	7,877,179	—	7,877,179
Total Short-Term Investments*	—	11,976,968	—	11,976,968
Total Securities Lending Reinvestments*	—	229,031,330	—	229,031,330
Total Investments	$—	$2,169,015,028	$—	$2,169,015,028
Collateral for Securities Loaned (Liability)	$—	$(228,958,615)	$—	$(228,958,615)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-172

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.3%
BWX Technologies, Inc.	32,947	$3,581,339
Curtiss-Wright Corp.	13,803	4,536,908
Hexcel Corp.	29,461	1,821,574
Woodward, Inc.	21,501	3,687,636
		13,627,457
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. (a) (b)	43,054	2,241,822
Automobile Components — 0.8%
Autoliv, Inc.	26,349	2,460,206
Gentex Corp. (a)	82,968	2,463,320
Goodyear Tire & Rubber Co. (b)	102,712	909,001
Lear Corp.	20,275	2,213,016
Visteon Corp. (b)	9,949	947,543
		8,993,086
Automobiles — 0.4%
Harley-Davidson, Inc. (a)	42,691	1,644,884
Thor Industries, Inc. (a)	19,172	2,106,811
		3,751,695
Banks — 5.6%
Associated Banc-Corp.	53,516	1,152,735
Bank OZK (a)	38,029	1,634,867
Cadence Bank	65,746	2,094,010
Columbia Banking System, Inc. (a)	75,495	1,971,174
Commerce Bancshares, Inc. (a)	42,279	2,511,373
Cullen/Frost Bankers, Inc. (a)	23,073	2,580,946
East West Bancorp, Inc. (a)	49,952	4,133,028
First Financial Bankshares, Inc.	46,334	1,714,821
First Horizon Corp.	193,132	2,999,340
FNB Corp.	129,587	1,828,473
Glacier Bancorp, Inc. (a)	40,866	1,867,576
Hancock Whitney Corp.	31,118	1,592,308
Home BancShares, Inc.	66,926	1,813,025
International Bancshares Corp.	19,275	1,152,452
New York Community Bancorp, Inc. (a)	107,412	1,206,237
Old National Bancorp (a)	114,955	2,145,060
Pinnacle Financial Partners, Inc. (a)	27,578	2,701,817
Prosperity Bancshares, Inc.	34,331	2,474,235
SouthState Corp.	27,464	2,668,951
Synovus Financial Corp.	51,886	2,307,370
Texas Capital Bancshares, Inc. (b)	16,649	1,189,738
UMB Financial Corp. (a)	15,987	1,680,394
United Bankshares, Inc.	48,616	1,803,654
Valley National Bancorp (a)	154,157	1,396,662
Webster Financial Corp.	61,780	2,879,566
Western Alliance Bancorp	39,314	3,400,268
Wintrust Financial Corp. (a)	23,966	2,601,030
Zions Bancorp NA	53,229	2,513,473
		60,014,583
Beverages — 0.5%
Boston Beer Co., Inc. - Class A (b)	3,178	918,887
Celsius Holdings, Inc. (a) (b)	56,277	1,764,847
Security Description	Shares	Value
Beverages—(Continued)
Coca-Cola Consolidated, Inc.	2,125	$2,797,350
		5,481,084
Biotechnology — 2.7%
Arrowhead Pharmaceuticals, Inc. (a) (b)	44,802	867,815
BioMarin Pharmaceutical, Inc. (b)	68,613	4,822,808
Cytokinetics, Inc. (a) (b)	42,404	2,238,931
Exelixis, Inc. (b)	102,803	2,667,738
Halozyme Therapeutics, Inc. (b)	45,654	2,613,235
Neurocrine Biosciences, Inc. (b)	36,391	4,192,971
Roivant Sciences Ltd. (b)	157,246	1,814,619
Sarepta Therapeutics, Inc. (b)	34,369	4,292,344
United Therapeutics Corp. (b)	16,035	5,746,142
		29,256,603
Broadline Retail — 0.4%
Macy's, Inc.	99,616	1,562,975
Nordstrom, Inc.	34,797	782,584
Ollie's Bargain Outlet Holdings, Inc. (b)	22,058	2,144,038
		4,489,597
Building Products — 3.6%
AAON, Inc. (a)	24,233	2,613,287
Advanced Drainage Systems, Inc.	25,424	3,995,636
Carlisle Cos., Inc.	16,621	7,475,295
Fortune Brands Innovations, Inc.	44,728	4,004,498
Lennox International, Inc.	11,558	6,984,384
Owens Corning	31,336	5,531,431
Simpson Manufacturing Co., Inc.	15,195	2,906,347
Trex Co., Inc. (b)	39,177	2,608,405
UFP Industries, Inc.	21,955	2,880,715
		38,999,998
Capital Markets — 3.2%
Affiliated Managers Group, Inc.	10,745	1,910,461
Carlyle Group, Inc. (a)	75,776	3,262,914
Evercore, Inc. - Class A	12,849	3,255,166
Federated Hermes, Inc.	28,366	1,043,018
Hamilton Lane, Inc. - Class A	14,608	2,459,841
Houlihan Lokey, Inc. (a)	19,144	3,025,135
Interactive Brokers Group, Inc. - Class A	39,224	5,466,257
Janus Henderson Group PLC	45,918	1,748,098
Jefferies Financial Group, Inc.	58,505	3,600,983
Morningstar, Inc.	9,727	3,104,080
SEI Investments Co.	35,577	2,461,573
Stifel Financial Corp.	36,945	3,469,135
		34,806,661
Chemicals — 2.1%
Arcadium Lithium PLC (a) (b)	387,567	1,104,566
Ashland, Inc.	17,599	1,530,585
Avient Corp.	32,908	1,655,930
Axalta Coating Systems Ltd. (b)	79,036	2,860,313
Cabot Corp. (a)	19,758	2,208,352
Chemours Co.	53,796	1,093,135
BHFTII-173

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals—(Continued)
NewMarket Corp.	2,766	$1,526,528
Olin Corp.	42,346	2,031,761
RPM International, Inc.	46,418	5,616,578
Scotts Miracle-Gro Co. (a)	15,358	1,331,538
Westlake Corp.	12,049	1,810,844
		22,770,130
Commercial Services & Supplies — 1.9%
Brink's Co.	15,907	1,839,486
Clean Harbors, Inc. (b)	18,285	4,419,667
MSA Safety, Inc.	14,183	2,515,213
RB Global, Inc.	66,404	5,344,858
Stericycle, Inc. (b)	33,457	2,040,877
Tetra Tech, Inc.	96,400	4,546,224
		20,706,325
Communications Equipment — 0.4%
Ciena Corp. (b)	51,790	3,189,746
Lumentum Holdings, Inc. (a) (b)	24,470	1,550,909
		4,740,655
Construction & Engineering — 2.5%
AECOM	48,317	4,989,696
Comfort Systems USA, Inc.	12,817	5,003,116
EMCOR Group, Inc.	16,815	7,239,362
Fluor Corp. (b)	61,731	2,945,186
MasTec, Inc. (b)	22,179	2,730,235
MDU Resources Group, Inc.	73,480	2,014,087
Valmont Industries, Inc.	7,268	2,107,357
		27,029,039
Construction Materials — 0.5%
Eagle Materials, Inc.	12,116	3,485,168
Knife River Corp. (b)	20,403	1,823,824
		5,308,992
Consumer Finance — 0.6%
Ally Financial, Inc.	98,821	3,517,039
FirstCash Holdings, Inc.	14,032	1,610,874
SLM Corp. (a)	78,371	1,792,345
		6,920,258
Consumer Staples Distribution & Retail — 2.1%
BJ's Wholesale Club Holdings, Inc. (b)	47,827	3,944,771
Casey's General Stores, Inc.	13,375	5,025,121
Performance Food Group Co. (b)	56,162	4,401,416
Sprouts Farmers Market, Inc. (b)	36,086	3,984,255
U.S. Foods Holding Corp. (b)	88,137	5,420,426
		22,775,989
Containers & Packaging — 1.7%
AptarGroup, Inc.	23,926	3,832,706
Berry Global Group, Inc.	41,301	2,807,642
Crown Holdings, Inc.	42,957	4,118,717
Graphic Packaging Holding Co. (a)	108,159	3,200,425
Security Description	Shares	Value
Containers & Packaging—(Continued)
Greif, Inc. - Class A	9,301	$582,800
Silgan Holdings, Inc. (a)	29,246	1,535,415
Sonoco Products Co.	35,411	1,934,503
		18,012,208
Diversified Consumer Services — 1.3%
Duolingo, Inc. (b)	13,492	3,805,014
Graham Holdings Co. - Class B	1,239	1,018,111
Grand Canyon Education, Inc. (b)	10,469	1,485,028
H&R Block, Inc. (a)	50,308	3,197,073
Service Corp. International (a)	52,477	4,142,010
		13,647,236
Diversified REITs — 0.5%
WP Carey, Inc. (a)	78,871	4,913,663
Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc. (b)	79,723	2,832,558
Iridium Communications, Inc.	42,664	1,299,119
		4,131,677
Electric Utilities — 0.9%
ALLETE, Inc.	20,814	1,336,051
IDACORP, Inc. (a)	19,192	1,978,503
OGE Energy Corp. (a)	72,391	2,969,479
Portland General Electric Co.	37,144	1,779,198
TXNM Energy, Inc.	32,602	1,426,989
		9,490,220
Electrical Equipment — 1.6%
Acuity Brands, Inc.	11,088	3,053,524
EnerSys	14,504	1,480,133
NEXTracker, Inc. - Class A (a) (b)	51,694	1,937,491
nVent Electric PLC	59,902	4,208,715
Regal Rexnord Corp.	23,981	3,977,968
Sensata Technologies Holding PLC (a)	54,404	1,950,928
		16,608,759
Electronic Equipment, Instruments & Components — 2.7%
Arrow Electronics, Inc. (a) (b)	19,081	2,534,529
Avnet, Inc.	31,755	1,724,614
Belden, Inc. (a)	14,706	1,722,514
Cognex Corp.	61,808	2,503,224
Coherent Corp. (b)	55,248	4,912,100
Crane NXT Co. (a)	17,705	993,251
Fabrinet (b)	13,027	3,080,104
IPG Photonics Corp. (b)	9,882	734,430
Littelfuse, Inc.	8,934	2,369,743
Novanta, Inc. (b)	12,940	2,315,225
TD SYNNEX Corp.	27,411	3,291,513
Vishay Intertechnology, Inc. (a)	40,885	773,135
Vontier Corp.	55,392	1,868,926
		28,823,308
BHFTII-174

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Energy Equipment & Services — 0.7%
ChampionX Corp.	68,655	$2,069,948
NOV, Inc.	141,889	2,265,967
Valaris Ltd. (a) (b)	24,008	1,338,446
Weatherford International PLC	26,365	2,238,916
		7,913,277
Entertainment — 0.4%
TKO Group Holdings, Inc. (b)	23,944	2,962,112
Warner Music Group Corp. - Class A (a)	51,033	1,597,333
		4,559,445
Financial Services — 1.7%
Equitable Holdings, Inc.	115,239	4,843,495
Essent Group Ltd.	38,291	2,461,728
Euronet Worldwide, Inc. (b)	15,215	1,509,784
MGIC Investment Corp.	93,426	2,391,706
Voya Financial, Inc. (a)	35,435	2,807,161
Western Union Co. (a)	121,733	1,452,275
WEX, Inc. (a) (b)	14,807	3,105,472
		18,571,621
Food Products — 1.0%
Darling Ingredients, Inc. (b)	57,311	2,129,677
Flowers Foods, Inc.	70,585	1,628,396
Ingredion, Inc.	23,448	3,222,458
Lancaster Colony Corp.	6,945	1,226,279
Pilgrim's Pride Corp. (a) (b)	14,527	668,968
Post Holdings, Inc. (a) (b)	17,056	1,974,232
		10,850,010
Gas Utilities — 0.9%
National Fuel Gas Co. (a)	32,924	1,995,524
New Jersey Resources Corp.	35,739	1,686,881
ONE Gas, Inc. (a)	20,417	1,519,433
Southwest Gas Holdings, Inc.	21,696	1,600,297
Spire, Inc. (a)	20,812	1,400,439
UGI Corp.	77,372	1,935,847
		10,138,421
Ground Transportation — 1.6%
Avis Budget Group, Inc. (a)	6,169	540,343
Knight-Swift Transportation Holdings, Inc.	58,334	3,147,119
Landstar System, Inc.	12,777	2,413,192
Ryder System, Inc.	15,599	2,274,334
Saia, Inc. (a) (b) (c)	9,583	4,190,263
XPO, Inc. (b)	41,947	4,509,722
		17,074,973
Health Care Equipment & Supplies — 1.7%
Dentsply Sirona, Inc. (a)	73,057	1,976,922
Enovis Corp. (a) (b)	20,128	866,510
Envista Holdings Corp. (b)	61,968	1,224,488
Globus Medical, Inc. - Class A (b)	40,716	2,912,823
Haemonetics Corp. (a) (b)	18,444	1,482,529
Lantheus Holdings, Inc. (b)	25,022	2,746,165
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
LivaNova PLC (b)	19,568	$1,028,103
Masimo Corp. (b)	15,913	2,121,680
Neogen Corp. (a) (b)	71,066	1,194,619
Penumbra, Inc. (b)	13,999	2,720,146
		18,273,985
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc. (b)	33,468	2,122,206
Amedisys, Inc. (b)	11,761	1,135,054
Chemed Corp. (a)	5,424	3,259,661
Encompass Health Corp.	36,264	3,504,553
Ensign Group, Inc.	20,436	2,939,105
HealthEquity, Inc. (b)	31,358	2,566,652
Option Care Health, Inc. (b)	61,636	1,929,207
R1 RCM, Inc. (b)	56,286	797,573
Tenet Healthcare Corp. (b)	34,534	5,739,551
		23,993,562
Health Care REITs — 0.7%
Healthcare Realty Trust, Inc. (a)	130,834	2,374,637
Omega Healthcare Investors, Inc.	92,923	3,781,966
Sabra Health Care REIT, Inc.	84,427	1,571,187
		7,727,790
Health Care Technology — 0.2%
Doximity, Inc. - Class A (a) (b)	45,108	1,965,356
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	75,292	1,061,617
Hotels, Restaurants & Leisure — 3.3%
Aramark	94,945	3,677,220
Boyd Gaming Corp.	24,803	1,603,514
Choice Hotels International, Inc. (a)	8,167	1,064,160
Churchill Downs, Inc.	26,459	3,577,521
Hilton Grand Vacations, Inc. (a) (b)	23,045	836,994
Hyatt Hotels Corp. - Class A (a)	16,192	2,464,422
Light & Wonder, Inc. (b)	31,976	2,901,183
Marriott Vacations Worldwide Corp. (a)	11,623	854,058
Planet Fitness, Inc. - Class A (b)	30,481	2,475,667
Texas Roadhouse, Inc.	24,030	4,243,698
Travel & Leisure Co.	25,141	1,158,497
Vail Resorts, Inc.	13,560	2,363,372
Wendy's Co.	61,528	1,077,971
Wingstop, Inc.	10,561	4,394,221
Wyndham Hotels & Resorts, Inc.	28,464	2,224,177
		34,916,675
Household Durables — 1.9%
KB Home (a)	25,977	2,225,969
Taylor Morrison Home Corp. (b)	37,568	2,639,528
Tempur Sealy International, Inc.	62,582	3,416,977
Toll Brothers, Inc.	36,995	5,715,358
TopBuild Corp. (b)	10,805	4,395,582
BHFTII-175

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Household Durables—(Continued)
Whirlpool Corp. (a)	19,783	$2,116,781
		20,510,195
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc. (a)	19,390	1,491,867
Industrial REITs — 1.2%
EastGroup Properties, Inc.	17,533	3,275,515
First Industrial Realty Trust, Inc.	47,694	2,669,910
Rexford Industrial Realty, Inc. (a)	78,946	3,971,773
STAG Industrial, Inc. (a)	65,631	2,565,516
		12,482,714
Insurance — 4.5%
American Financial Group, Inc.	26,005	3,500,273
Brighthouse Financial, Inc. (b) (d)	21,896	985,977
CNO Financial Group, Inc.	38,117	1,337,907
Fidelity National Financial, Inc.	93,625	5,810,367
First American Financial Corp.	37,080	2,447,651
Hanover Insurance Group, Inc.	12,968	1,920,690
Kemper Corp.	21,825	1,336,781
Kinsale Capital Group, Inc. (a)	7,973	3,711,990
Old Republic International Corp.	85,707	3,035,742
Primerica, Inc.	12,192	3,232,709
Reinsurance Group of America, Inc.	23,735	5,171,144
RenaissanceRe Holdings Ltd.	18,797	5,120,303
RLI Corp.	15,003	2,325,165
Ryan Specialty Holdings, Inc. (a)	36,868	2,447,667
Selective Insurance Group, Inc.	21,924	2,045,509
Unum Group	61,595	3,661,207
		48,091,082
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc. (a) (b)	103,999	1,073,270
IT Services — 0.3%
ASGN, Inc. (b)	16,145	1,505,198
Kyndryl Holdings, Inc. (b)	83,325	1,914,809
		3,420,007
Leisure Products — 0.7%
Brunswick Corp.	23,866	2,000,448
Mattel, Inc. (b)	122,498	2,333,587
Polaris, Inc. (a)	18,885	1,571,988
YETI Holdings, Inc. (b)	30,508	1,251,743
		7,157,766
Life Sciences Tools & Services — 2.5%
Avantor, Inc. (b)	245,010	6,338,409
Azenta, Inc. (a) (b)	17,629	853,949
Bio-Rad Laboratories, Inc. - Class A (b)	6,901	2,308,936
Bruker Corp.	39,829	2,750,591
Illumina, Inc. (a) (b)	57,411	7,486,968
Medpace Holdings, Inc. (a) (b)	9,162	3,058,276
Repligen Corp. (b)	18,771	2,793,500
Security Description	Shares	Value
Life Sciences Tools & Services—(Continued)
Sotera Health Co. (b)	55,117	$920,454
		26,511,083
Machinery — 4.5%
AGCO Corp.	22,327	2,184,920
Chart Industries, Inc. (a) (b)	15,153	1,881,093
CNH Industrial NV (a)	316,297	3,510,897
Crane Co.	17,525	2,773,857
Donaldson Co., Inc.	43,393	3,198,064
Esab Corp.	20,475	2,176,697
Flowserve Corp.	47,346	2,447,315
Graco, Inc.	60,881	5,327,696
ITT, Inc.	29,444	4,402,173
Lincoln Electric Holdings, Inc.	20,425	3,922,009
Middleby Corp. (b)	19,378	2,696,061
Oshkosh Corp.	23,456	2,350,526
RBC Bearings, Inc. (a) (b)	10,472	3,135,107
Terex Corp.	24,110	1,275,660
Timken Co.	23,001	1,938,754
Toro Co. (a)	37,435	3,246,738
Watts Water Technologies, Inc. - Class A	9,874	2,045,794
		48,513,361
Marine Transportation — 0.2%
Kirby Corp. (b)	20,867	2,554,747
Media — 0.5%
New York Times Co. - Class A	58,906	3,279,297
Nexstar Media Group, Inc.	10,928	1,806,945
		5,086,242
Metals & Mining — 1.9%
Alcoa Corp.	93,104	3,591,952
Cleveland-Cliffs, Inc. (b)	168,679	2,154,031
Commercial Metals Co.	41,442	2,277,652
Reliance, Inc.	19,828	5,734,456
Royal Gold, Inc. (a)	23,693	3,324,128
U.S. Steel Corp. (a)	80,631	2,848,693
		19,930,912
Mortgage Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.	180,564	3,623,919
Starwood Property Trust, Inc.	114,420	2,331,880
		5,955,799
Multi-Utilities — 0.3%
Black Hills Corp.	25,136	1,536,313
Northwestern Energy Group, Inc.	22,092	1,264,104
		2,800,417
Office REITs — 0.6%
COPT Defense Properties (a)	40,515	1,228,820
Cousins Properties, Inc.	54,830	1,616,388
Kilroy Realty Corp.	38,074	1,473,464
BHFTII-176

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Office REITs—(Continued)
Vornado Realty Trust	59,724	$2,353,126
		6,671,798
Oil, Gas & Consumable Fuels — 4.2%
Antero Midstream Corp. (a)	121,410	1,827,220
Antero Resources Corp. (b)	105,360	3,018,564
Chesapeake Energy Corp. (a)	40,214	3,307,601
Chord Energy Corp.	22,301	2,904,259
Civitas Resources, Inc. (a)	32,609	1,652,298
CNX Resources Corp. (a) (b)	54,501	1,775,098
DT Midstream, Inc.	34,998	2,752,943
HF Sinclair Corp.	58,453	2,605,250
Matador Resources Co.	41,834	2,067,436
Murphy Oil Corp. (a)	51,116	1,724,654
Ovintiv, Inc.	95,162	3,645,656
PBF Energy, Inc. - Class A (a)	35,887	1,110,703
Permian Resources Corp.	228,705	3,112,675
Range Resources Corp. (a)	87,247	2,683,718
Southwestern Energy Co. (b)	397,479	2,826,076
Texas Pacific Land Corp. (a)	6,792	6,009,154
Viper Energy, Inc.	36,560	1,649,222
		44,672,527
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	22,541	2,422,256
Passenger Airlines — 0.3%
American Airlines Group, Inc. (a) (b)	236,672	2,660,193
Personal Care Products — 0.6%
BellRing Brands, Inc. (b)	46,578	2,828,216
Coty, Inc. - Class A (a) (b)	131,361	1,233,480
elf Beauty, Inc. (b)	20,322	2,215,708
		6,277,404
Pharmaceuticals — 0.4%
Jazz Pharmaceuticals PLC (b)	22,256	2,479,541
Perrigo Co. PLC (a)	49,163	1,289,545
		3,769,086
Professional Services — 2.7%
CACI International, Inc. - Class A (b) (c)	8,038	4,055,653
Concentrix Corp. (a)	16,951	868,739
ExlService Holdings, Inc. (b)	58,169	2,219,147
Exponent, Inc.	18,283	2,107,664
FTI Consulting, Inc. (b)	12,716	2,893,653
Genpact Ltd.	59,077	2,316,409
Insperity, Inc. (a)	12,852	1,130,976
KBR, Inc.	47,950	3,122,984
ManpowerGroup, Inc.	17,100	1,257,192
Maximus, Inc.	21,687	2,020,361
Parsons Corp. (b)	16,838	1,745,764
Paylocity Holding Corp. (b)	15,620	2,576,831
Science Applications International Corp.	18,463	2,571,342
		28,886,715
Security Description	Shares	Value
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc. (a) (b)	17,106	$4,615,370
Residential REITs — 1.0%
American Homes 4 Rent - Class A	113,395	4,353,234
Equity LifeStyle Properties, Inc.	67,220	4,795,475
Independence Realty Trust, Inc. (a)	80,987	1,660,233
		10,808,942
Retail REITs — 1.0%
Agree Realty Corp. (a)	36,182	2,725,590
Brixmor Property Group, Inc.	108,603	3,025,679
Kite Realty Group Trust	79,162	2,102,543
NNN REIT, Inc.	66,190	3,209,553
		11,063,365
Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc. (a) (b)	56,017	1,305,196
Amkor Technology, Inc.	40,846	1,249,888
Cirrus Logic, Inc. (b)	19,249	2,390,918
Lattice Semiconductor Corp. (a) (b)	49,652	2,635,032
MACOM Technology Solutions Holdings, Inc. (a) (b)	20,814	2,315,766
MKS Instruments, Inc.	24,250	2,636,217
Onto Innovation, Inc. (b)	17,798	3,694,153
Power Integrations, Inc.	20,480	1,313,178
Rambus, Inc. (b)	38,807	1,638,431
Silicon Laboratories, Inc. (b)	11,637	1,344,888
Synaptics, Inc. (a) (b)	14,234	1,104,274
Universal Display Corp. (a)	15,904	3,338,249
		24,966,190
Software — 2.7%
Altair Engineering, Inc. - Class A (a) (b)	21,417	2,045,538
Appfolio, Inc. - Class A (b)	8,292	1,951,937
Aspen Technology, Inc. (a) (b)	9,575	2,286,701
Blackbaud, Inc. (b)	14,385	1,218,122
CommVault Systems, Inc. (b)	15,754	2,423,753
Dolby Laboratories, Inc. - Class A	21,507	1,645,931
Dropbox, Inc. - Class A (b)	85,504	2,174,367
Dynatrace, Inc. (b)	107,363	5,740,699
Manhattan Associates, Inc. (b)	22,073	6,210,901
Qualys, Inc. (a) (b)	13,266	1,704,150
Teradata Corp. (b)	34,633	1,050,765
		28,452,864
Specialized REITs — 1.8%
CubeSmart	81,160	4,368,843
EPR Properties (a)	27,289	1,338,252
Gaming & Leisure Properties, Inc. (a)	98,888	5,087,788
Lamar Advertising Co. - Class A	31,672	4,231,379
National Storage Affiliates Trust (a)	25,181	1,213,724
PotlatchDeltic Corp.	25,880	1,165,894
Rayonier, Inc. (a)	48,322	1,555,002
		18,960,882
BHFTII-177

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Specialty Retail — 4.1%
Abercrombie & Fitch Co. - Class A (b)	18,418	$2,576,678
AutoNation, Inc. (b)	9,438	1,688,647
Burlington Stores, Inc. (b)	22,749	5,993,906
Dick's Sporting Goods, Inc.	20,874	4,356,404
Five Below, Inc. (b)	19,847	1,753,482
Floor & Decor Holdings, Inc. - Class A (a) (b)	38,621	4,795,570
GameStop Corp. - Class A (b)	139,782	3,205,201
Gap, Inc.	79,751	1,758,510
Lithia Motors, Inc.	9,637	3,061,097
Murphy USA, Inc.	6,721	3,312,579
Penske Automotive Group, Inc. (a)	6,738	1,094,386
RH (a) (b)	5,385	1,800,905
Valvoline, Inc. (a) (b)	46,442	1,943,598
Williams-Sonoma, Inc. (a)	46,353	7,181,007
		44,521,970
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc. - Class A (b)	111,351	5,594,274
Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd. (b)	42,450	1,801,578
Carter's, Inc. (a)	13,022	846,170
Columbia Sportswear Co. (a)	11,817	983,056
Crocs, Inc. (b)	21,402	3,099,224
PVH Corp.	20,131	2,029,809
Skechers USA, Inc. - Class A (b)	47,767	3,196,568
Under Armour, Inc. - Class A (b)	68,050	606,325
Under Armour, Inc. - Class C (a) (b)	46,668	390,144
		12,952,874
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	13,825	3,084,772
Core & Main, Inc. - Class A (b)	69,526	3,086,954
GATX Corp.	12,830	1,699,334
MSC Industrial Direct Co., Inc. - Class A	16,181	1,392,537
Watsco, Inc. (a)	12,538	6,167,191
WESCO International, Inc.	16,122	2,708,174
		18,138,962
Water Utilities — 0.3%
Essential Utilities, Inc.	90,740	3,499,842
Total Common Stocks (Cost $720,424,131)		1,049,102,753

Mutual Funds—0.6%
Investment Company Securities — 0.6%
SPDR S&P MidCap 400 ETF Trust (a) (Cost $5,877,444)	11,000	6,266,260

Short-Term Investments—1.6%
U.S. Treasury—1.6%
U.S. Treasury Bills
4.011%, 10/08/24 (e)	7,400,000	7,393,262
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bills
4.092%, 10/08/24 (e)	250,000	$249,772
4.141%, 10/08/24 (e)	1,000,000	999,090
4.296%, 10/08/24 (e)	8,875,000	8,866,920
Total Short-Term Investments (Cost $17,509,020)		17,509,044

Securities Lending Reinvestments (f)—9.7%
Certificates of Deposit—1.5%
Bank of Montreal
5.130%, SOFR + 0.300%, 03/04/25 (g)	3,000,000	3,000,020
Bank of Nova Scotia
5.140%, SOFR + 0.300%, 03/13/25 (g)	2,000,000	1,999,984
BNP Paribas SA
5.060%, SOFR + 0.220%, 11/07/24 (g)	2,000,000	1,999,976
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (g)	1,000,000	1,000,128
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	993,470
5.515%, 10/17/24	1,000,000	1,000,255
DZ Bank AG (NY)
5.040%, SOFR + 0.210%, 10/28/24 (g)	1,000,000	1,000,024
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (g)	2,000,000	2,000,208
Westpac Banking Corp.
5.170%, SOFR + 0.330%, 04/28/25 (g)	1,000,000	1,000,344
5.390%, SOFR + 0.550%, 10/11/24 (g)	2,000,000	2,000,202
		15,994,611
Commercial Paper—0.7%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (g)	1,000,000	999,989
Chesham Finance Ltd./Chesham Finance LLC
4.830%, 10/04/24	2,000,000	1,998,906
ING U.S. Funding LLC
5.040%, SOFR + 0.210%, 10/24/24 (g)	2,000,000	2,000,104
5.060%, SOFR + 0.230%, 11/20/24 (g)	3,000,000	3,000,330
		7,999,329
Repurchase Agreements—7.0%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $5,100,702; collateralized by various Common Stock with an aggregate market value of $5,679,813	5,100,000	5,100,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $5,000,689; collateralized by various Common Stock with an aggregate market value of $5,568,444	5,000,000	5,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $10,001,383; collateralized by various Common Stock with an aggregate market value of $11,136,889	10,000,000	10,000,000
BHFTII-178

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (f)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $3,082,942; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $3,161,769	3,000,000	$3,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $17,003,798; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $17,341,545	17,001,513	17,001,513
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $3,002,893; collateralized by various Common Stock with an aggregate market value of $3,346,979	3,000,000	3,000,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $10,001,386; collateralized by various Common Stock with an aggregate market value of $11,120,340	10,000,000	10,000,000
National Bank of Canada Financial, Inc.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $5,000,693; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 02/28/26 - 05/15/27, and various Common Stock with an aggregate market value of $5,245,342	5,000,000	5,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $2,600,352; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $2,653,015	2,600,000	2,600,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $3,014,875; collateralized by various Common Stock with an aggregate market value of $3,333,806	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $1,000,135; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 6.250%, maturity dates ranging from 04/30/25 - 02/15/51, and an aggregate market value of $1,025,119	1,000,000	1,000,000
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $3,000,411; collateralized by various Common Stock with an aggregate market value of $3,340,366	3,000,000	3,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $7,200,986; collateralized by various Common Stock with an aggregate market value of $7,921,087	7,200,000	7,200,000
		74,901,513
Security Description	Principal Amount*/ Shares	Value
Time Deposits—0.3%
First Abu Dhabi Bank USA NV
4.820%, 10/01/24	2,000,000	$2,000,000
National Bank of Canada
4.900%, OBFR + 0.070%, 10/07/24 (g)	1,000,000	1,000,000
		3,000,000

Mutual Funds—0.2%
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.840% (h)	2,000,000	2,000,000
Total Securities Lending Reinvestments (Cost $103,893,733)		103,895,453
Total Investments—109.6% (Cost $847,704,328)		1,176,773,510
Other assets and liabilities (net)—(9.6)%		(103,170,979)
Net Assets—100.0%		$1,073,602,531

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $151,167,665 and the collateral received consisted of cash in the amount of $103,860,332 and non-cash collateral with a value of $50,693,925. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2024, the market value of securities pledged was $3,262,720.
(d)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(g)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(h)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
BHFTII-179

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
Brighthouse Financial, Inc.	$1,351,947	$(164,904)	$29,561	$(230,627)	$985,977

Security Description	Number of shares held at September 30, 2024
Brighthouse Financial, Inc.	21,896
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P Midcap 400 Index E-Mini Futures	12/20/24	55	USD	17,317,300	$867,842
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,049,102,753	$—	$—	$1,049,102,753
Total Mutual Funds*	6,266,260	—	—	6,266,260
Total Short-Term Investments*	—	17,509,044	—	17,509,044
Securities Lending Reinvestments
Certificates of Deposit	—	15,994,611	—	15,994,611
Commercial Paper	—	7,999,329	—	7,999,329
Repurchase Agreements	—	74,901,513	—	74,901,513
Time Deposits	—	3,000,000	—	3,000,000
Mutual Funds	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	101,895,453	—	103,895,453
Total Investments	$1,057,369,013	$119,404,497	$—	$1,176,773,510
Collateral for Securities Loaned (Liability)	$—	$(103,860,332)	$—	$(103,860,332)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$867,842	$—	$—	$867,842

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-180

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—95.9% of Net Assets

Security Description	Shares	Value

Australia — 7.5%
Ampol Ltd.	9,107	$193,277
ANZ Group Holdings Ltd.	165,596	3,511,069
APA Group	72,572	390,468
Aristocrat Leisure Ltd.	30,813	1,250,451
ASX Ltd.	9,864	437,203
BHP Group Ltd.	275,961	8,610,230
BlueScope Steel Ltd.	24,346	373,665
Brambles Ltd.	77,628	1,026,775
CAR Group Ltd.	20,417	532,447
Cochlear Ltd.	3,634	713,034
Coles Group Ltd.	76,847	962,164
Commonwealth Bank of Australia	90,960	8,567,755
Computershare Ltd.	25,213	441,662
Dexus (REIT)	66,600	349,941
Endeavour Group Ltd.	82,569	287,400
Fortescue Ltd.	89,732	1,269,820
Glencore PLC	564,983	3,246,034
Goodman Group (REIT)	91,013	2,345,070
GPT Group (REIT)	109,987	379,563
Insurance Australia Group Ltd.	132,599	678,491
Lottery Corp. Ltd.	128,267	456,779
Macquarie Group Ltd.	19,864	3,214,562
Medibank Pvt Ltd.	150,036	380,892
Mineral Resources Ltd.	8,646	310,324
Mirvac Group (REIT)	214,967	320,242
National Australia Bank Ltd.	166,755	4,333,436
Northern Star Resources Ltd.	65,100	714,827
Orica Ltd.	24,591	317,295
Origin Energy Ltd.	97,507	676,869
Pilbara Minerals Ltd. (a)	157,791	355,936
Pro Medicus Ltd.	3,129	388,203
Qantas Airways Ltd. (a)	48,695	251,003
QBE Insurance Group Ltd.	78,602	901,336
Ramsay Health Care Ltd.	11,010	318,506
REA Group Ltd.	2,790	390,817
Reece Ltd.	12,499	247,744
Rio Tinto Ltd.	20,772	1,855,898
Rio Tinto PLC	60,158	4,277,477
Santos Ltd.	183,626	898,081
Scentre Group (REIT)	283,023	719,012
SEEK Ltd.	15,381	266,252
Seven Group Holdings Ltd.	9,045	269,753
Sonic Healthcare Ltd.	24,516	462,930
South32 Ltd.	246,751	647,824
Stockland (REIT)	137,064	499,773
Suncorp Group Ltd.	64,765	815,423
Telstra Group Ltd.	220,317	593,991
Transurban Group	160,613	1,462,524
Treasury Wine Estates Ltd.	45,513	379,735
Vicinity Ltd. (REIT)	210,804	324,212
Washington H Soul Pattinson & Co. Ltd.	14,627	353,478
Wesfarmers Ltd.	61,758	3,015,091
Westpac Banking Corp.	186,204	4,109,480
WiseTech Global Ltd.	8,635	825,683
Woodside Energy Group Ltd.	101,103	1,758,309
Security Description	Shares	Value
Australia — (Continued)
Woolworths Group Ltd.	67,773	$1,563,501
		74,243,717
Austria — 0.2%
Erste Group Bank AG	17,174	944,725
Mondi PLC	26,440	505,089
OMV AG	8,951	383,821
Verbund AG	3,710	309,039
voestalpine AG	6,416	167,546
		2,310,220
Belgium — 0.8%
Ageas SA	7,132	381,408
Anheuser-Busch InBev SA	48,955	3,252,034
D'ieteren Group	923	195,737
Elia Group SA	2,047	234,714
Groupe Bruxelles Lambert NV	4,860	379,551
KBC Group NV	12,591	1,004,405
Lotus Bakeries NV	24	322,931
Sofina SA	888	251,310
Syensqo SA (b) (c)	3,561	316,378
UCB SA	7,036	1,272,067
Warehouses De Pauw CVA (REIT)	9,872	263,892
		7,874,427
Brazil — 0.0%
Yara International ASA	9,020	286,221
Burkina Faso — 0.0%
Endeavour Mining PLC	11,300	268,165
Chile — 0.1%
Antofagasta PLC	20,259	548,874
China — 0.5%
BOC Hong Kong Holdings Ltd.	213,465	681,244
Prosus NV	75,714	3,283,096
SITC International Holdings Co. Ltd.	75,000	200,259
Wharf Holdings Ltd.	62,000	177,177
Wilmar International Ltd.	97,400	254,101
		4,595,877
Denmark — 3.3%
AP Moller - Maersk AS - Class A (d)	129	209,618
AP Moller - Maersk AS - Class B	244	411,524
Carlsberg AS - Class B	4,773	570,118
Coloplast AS - Class B (d)	6,724	880,764
Danske Bank AS	36,550	1,103,267
Demant AS (a)	5,807	227,533
DSV AS	8,969	1,865,978
Genmab AS (a)	3,256	794,533
Novo Nordisk AS - Class B	174,714	20,856,870
Novonesis (Novozymes) B - B Shares	19,918	1,437,943
Orsted AS (a)	10,898	726,465
Pandora AS	4,872	804,793
Rockwool AS - B Shares	571	269,025
BHFTII-181

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Denmark — (Continued)
Svitzer Group AS (a)	670	$28,097
Tryg AS	19,542	464,610
Vestas Wind Systems AS (a)	53,472	1,183,678
Zealand Pharma AS (a)	3,500	426,020
		32,260,836
Finland — 1.0%
Elisa OYJ	8,457	449,552
Fortum OYJ (d)	25,580	422,696
Kesko OYJ - B Shares	13,341	285,627
Kone OYJ - Class B	18,055	1,082,891
Metso OYJ	38,200	410,362
Neste OYJ (d)	19,313	376,303
Nokia OYJ	289,298	1,267,605
Nordea Bank Abp	172,100	2,032,328
Orion OYJ - Class B	5,744	315,468
Sampo OYJ - A Shares	27,445	1,284,941
Stora Enso OYJ - R Shares	33,562	431,058
UPM-Kymmene OYJ	27,836	935,345
Wartsila OYJ Abp	27,280	613,135
		9,907,311
France — 9.2%
Accor SA	11,190	487,648
Aeroports de Paris SA	1,975	254,578
Air Liquide SA	31,176	6,036,875
Airbus SE	32,025	4,701,538
Alstom SA (a)	20,749	432,380
Amundi SA	3,370	252,620
Arkema SA	3,712	354,911
AXA SA	97,867	3,776,372
BioMerieux	1,839	220,998
BNP Paribas SA	55,175	3,796,214
Bollore SE	35,194	235,394
Bouygues SA	11,159	374,746
Bureau Veritas SA	17,368	577,921
Capgemini SE	8,262	1,794,356
Carrefour SA	28,117	480,804
Cie de Saint-Gobain SA	24,978	2,282,675
Cie Generale des Etablissements Michelin SCA	37,738	1,536,192
Covivio SA (REIT)	3,163	192,714
Credit Agricole SA	60,667	929,794
Danone SA	34,907	2,548,433
Dassault Aviation SA	1,217	251,354
Dassault Systemes SE	34,476	1,371,733
Edenred SE	12,365	470,285
Eiffage SA	4,534	439,038
Engie SA	97,231	1,684,021
EssilorLuxottica SA	16,105	3,826,188
Eurazeo SE	2,867	236,352
Gecina SA (REIT)	2,150	248,337
Getlink SE	18,615	332,921
Hermes International SCA	1,696	4,183,911
Ipsen SA	2,335	288,054
Kering SA	4,224	1,212,988
Klepierre SA (REIT)	12,682	416,933
Security Description	Shares	Value
France — (Continued)
La Francaise des Jeux SAEM	6,363	$262,565
Legrand SA	14,504	1,676,909
L'Oreal SA	13,036	5,859,313
LVMH Moet Hennessy Louis Vuitton SE	14,848	11,433,194
Orange SA	105,927	1,216,042
Pernod Ricard SA	11,110	1,683,651
Publicis Groupe SA	12,214	1,340,082
Renault SA	9,702	422,830
Rexel SA	12,469	362,157
Safran SA	18,344	4,339,559
Sartorius Stedim Biotech	1,739	364,919
SEB SA	1,599	183,299
Societe Generale SA	38,418	960,234
Sodexo SA	5,109	419,972
Teleperformance SE	3,137	326,228
Thales SA	5,023	799,951
TotalEnergies SE	117,057	7,606,852
Unibail-Rodamco-Westfield (REIT) (a)	5,832	511,953
Veolia Environnement SA	38,098	1,256,729
Vinci SA	26,575	3,117,379
Vivendi SE	39,455	457,668
		90,830,764
Germany — 8.2%
adidas AG	8,718	2,313,683
Allianz SE	21,210	6,977,736
BASF SE	48,840	2,591,441
Bayer AG	52,363	1,773,073
Bayerische Motoren Werke AG	16,903	1,494,652
Bechtle AG	3,446	154,349
Beiersdorf AG	5,659	853,853
Brenntag SE	6,768	505,897
Carl Zeiss Meditec AG	2,492	197,942
Commerzbank AG	53,871	996,066
Continental AG	5,627	364,981
Covestro AG (a)	10,220	638,365
CTS Eventim AG & Co. KGaA (d)	3,400	354,191
Daimler Truck Holding AG	25,510	956,389
Deutsche Bank AG	103,229	1,784,071
Deutsche Boerse AG	10,298	2,421,196
Deutsche Lufthansa AG	35,564	261,142
Deutsche Post AG	54,799	2,446,608
Deutsche Telekom AG	189,356	5,576,223
E.ON SE	118,836	1,771,684
Evonik Industries AG	12,954	303,652
Fresenius Medical Care AG	11,169	476,227
Fresenius SE & Co. KGaA (a)	21,156	807,736
GEA Group AG	9,989	489,766
Hannover Rueck SE	3,067	876,497
Heidelberg Materials AG	7,955	866,948
Henkel AG & Co. KGaA	5,102	435,078
Infineon Technologies AG	71,573	2,511,523
Knorr-Bremse AG	4,409	392,987
LEG Immobilien SE	3,457	361,464
Mercedes-Benz Group AG	40,626	2,632,767
Merck KGaA	7,195	1,270,143
BHFTII-182

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Germany — (Continued)
MTU Aero Engines AG	3,014	$941,860
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,236	3,991,806
Nemetschek SE	3,293	341,801
Puma SE	5,186	217,011
Rational AG	216	220,726
Rheinmetall AG	2,403	1,302,393
RWE AG	35,506	1,294,905
SAP SE	56,889	12,956,650
Scout24 SE	3,900	336,325
Siemens AG	41,347	8,371,810
Siemens Energy AG (a)	34,689	1,281,039
Siemens Healthineers AG	16,020	963,104
Symrise AG	7,141	989,855
Talanx AG	3,850	324,953
Vonovia SE	40,175	1,467,991
Zalando SE (a)	11,098	367,136
		81,227,695
Hong Kong — 1.8%
AIA Group Ltd.	612,800	5,423,298
CK Asset Holdings Ltd.	104,440	454,210
CK Infrastructure Holdings Ltd.	32,000	218,088
CLP Holdings Ltd.	94,377	832,944
Futu Holdings Ltd. (ADR) (a)	3,200	306,080
Hang Seng Bank Ltd.	35,400	440,707
Henderson Land Development Co. Ltd.	83,311	261,810
HKT Trust & HKT Ltd.	205,980	263,935
Hong Kong & China Gas Co. Ltd.	607,531	495,302
Hong Kong Exchanges & Clearing Ltd.	65,200	2,663,378
Hongkong Land Holdings Ltd.	63,800	234,122
Jardine Matheson Holdings Ltd.	6,800	265,612
Link REIT (REIT)	134,649	673,571
MTR Corp. Ltd.	82,000	306,503
Polestar Automotive Holding U.K. PLC (ADR) - Class A (a) (d)	8,823	15,176
Power Assets Holdings Ltd.	72,049	461,902
Prudential PLC	144,743	1,354,685
Sino Land Co. Ltd.	211,600	232,356
Sun Hung Kai Properties Ltd.	73,250	796,120
Swire Pacific Ltd. - Class A	21,817	187,139
Techtronic Industries Co. Ltd.	78,000	1,183,339
WH Group Ltd.	460,500	364,565
Wharf Real Estate Investment Co. Ltd.	91,976	325,678
		17,760,520
Ireland — 0.4%
AerCap Holdings NV	10,000	947,200
AIB Group PLC	89,600	514,962
Bank of Ireland Group PLC	57,600	646,125
Kerry Group PLC - Class A	8,369	869,869
Kingspan Group PLC	8,205	774,364
		3,752,520
Israel — 0.6%
Azrieli Group Ltd.	2,906	203,116
Bank Hapoalim BM	73,211	735,846
Bank Leumi Le-Israel BM	82,474	810,349
Security Description	Shares	Value
Israel — (Continued)
Check Point Software Technologies Ltd. (a)	4,800	$925,488
Elbit Systems Ltd.	1,528	304,504
Global-e Online Ltd. (a)	5,200	199,888
ICL Group Ltd.	44,582	190,560
Israel Discount Bank Ltd. - Class A	71,026	399,047
Mizrahi Tefahot Bank Ltd.	8,408	329,656
Nice Ltd. (a)	3,347	582,961
Teva Pharmaceutical Industries Ltd. (ADR) (a)	56,153	1,011,877
Wix.com Ltd. (a)	2,700	451,359
		6,144,651
Italy — 2.5%
Amplifon SpA	5,342	153,967
Banco BPM SpA	70,000	474,167
Coca-Cola HBC AG	10,148	362,674
Davide Campari-Milano NV	34,034	289,112
DiaSorin SpA	1,237	144,899
Enel SpA	447,155	3,582,735
Eni SpA	124,725	1,913,359
Ferrari NV	6,934	3,256,589
FinecoBank Banca Fineco SpA	35,112	603,620
Generali	55,562	1,610,392
Infrastrutture Wireless Italiane SpA	13,395	165,293
Intesa Sanpaolo SpA	793,453	3,405,092
Leonardo SpA	23,400	523,602
Mediobanca Banca di Credito Finanziario SpA	25,139	430,399
Moncler SpA	11,647	741,440
Nexi SpA (a)	32,431	220,892
Poste Italiane SpA	29,264	411,737
Prysmian SpA	14,291	1,041,705
Recordati Industria Chimica e Farmaceutica SpA	5,644	320,237
Snam SpA	112,553	574,483
Telecom Italia SpA (a) (d)	542,839	151,348
Terna - Rete Elettrica Nazionale	75,176	678,988
UniCredit SpA	78,694	3,467,194
		24,523,924
Japan — 21.6%
Advantest Corp.	42,800	2,043,453
Aeon Co. Ltd.	37,100	1,012,969
AGC, Inc.	9,500	309,716
Aisin Corp.	25,500	282,468
Ajinomoto Co., Inc.	25,100	974,922
ANA Holdings, Inc.	8,400	180,589
Asahi Group Holdings Ltd.	78,000	1,026,503
Asahi Kasei Corp.	72,600	550,984
Asics Corp.	36,000	757,862
Astellas Pharma, Inc.	102,800	1,185,631
Bandai Namco Holdings, Inc.	34,200	785,600
Bridgestone Corp.	30,200	1,167,023
Brother Industries Ltd. (d)	9,500	185,491
Canon, Inc. (d)	49,200	1,623,617
Capcom Co. Ltd.	16,100	376,187
Central Japan Railway Co.	42,700	992,839
Chiba Bank Ltd.	33,200	268,710
Chubu Electric Power Co., Inc.	30,800	362,747
BHFTII-183

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Chugai Pharmaceutical Co. Ltd.	35,500	$1,725,083
Concordia Financial Group Ltd.	60,900	339,106
Dai Nippon Printing Co. Ltd.	18,400	329,263
Daifuku Co. Ltd.	18,500	359,217
Dai-ichi Life Holdings, Inc.	48,300	1,250,173
Daiichi Sankyo Co. Ltd.	99,100	3,273,631
Daikin Industries Ltd.	14,200	2,003,500
Daito Trust Construction Co. Ltd.	3,000	366,194
Daiwa House Industry Co. Ltd.	28,400	896,987
Daiwa Securities Group, Inc.	73,700	526,969
Denso Corp.	104,600	1,564,425
Dentsu Group, Inc.	10,300	318,523
Disco Corp.	5,000	1,328,627
East Japan Railway Co.	45,900	916,718
Eisai Co. Ltd.	14,700	549,591
ENEOS Holdings, Inc.	153,600	840,285
FANUC Corp.	50,700	1,488,887
Fast Retailing Co. Ltd.	10,400	3,462,081
Fuji Electric Co. Ltd.	6,500	394,583
FUJIFILM Holdings Corp.	61,800	1,601,702
Fujitsu Ltd.	89,600	1,846,936
Hamamatsu Photonics KK (d)	14,000	183,962
Hankyu Hanshin Holdings, Inc.	13,900	430,685
Hikari Tsushin, Inc.	700	156,573
Hitachi Construction Machinery Co. Ltd. (d)	4,800	116,928
Hitachi Ltd.	253,000	6,715,940
Honda Motor Co. Ltd.	242,900	2,575,879
Hoshizaki Corp.	4,700	164,515
Hoya Corp.	19,100	2,657,465
Hulic Co. Ltd.	25,800	263,104
Ibiden Co. Ltd. (d)	5,600	174,310
Idemitsu Kosan Co. Ltd.	44,340	319,883
Inpex Corp.	53,100	723,755
Isuzu Motors Ltd.	29,000	393,116
ITOCHU Corp.	65,300	3,524,798
Japan Airlines Co. Ltd.	8,400	148,224
Japan Exchange Group, Inc.	52,200	680,760
Japan Post Bank Co. Ltd.	82,600	775,506
Japan Post Holdings Co. Ltd.	108,500	1,040,406
Japan Post Insurance Co. Ltd.	8,200	149,850
Japan Real Estate Investment Corp. (REIT) (d)	85	339,539
Japan Tobacco, Inc.	66,700	1,957,853
JFE Holdings, Inc. (d)	30,400	408,890
Kajima Corp.	19,500	366,623
Kansai Electric Power Co., Inc.	40,700	676,567
Kao Corp.	25,400	1,264,722
Kawasaki Kisen Kaisha Ltd. (d)	24,000	374,050
KDDI Corp.	81,700	2,627,644
Keisei Electric Railway Co. Ltd. (d)	6,600	197,636
Keyence Corp.	10,500	5,049,911
Kikkoman Corp.	40,000	457,001
Kirin Holdings Co. Ltd.	42,600	652,240
Kobe Bussan Co. Ltd.	9,200	290,971
Kokusai Electric Corp.	8,000	179,670
Komatsu Ltd.	50,800	1,415,890
Konami Group Corp.	4,700	479,280
Security Description	Shares	Value
Japan — (Continued)
Kubota Corp.	58,600	$835,834
Kyocera Corp.	68,200	795,096
Kyowa Kirin Co. Ltd.	15,200	269,063
Lasertec Corp.	4,400	732,406
LY Corp.	145,600	427,077
M3, Inc.	23,200	234,207
Makita Corp.	11,200	380,853
Marubeni Corp.	78,800	1,298,930
MatsukiyoCocokara & Co. (d)	21,000	346,829
Mazda Motor Corp. (d)	32,900	247,819
McDonald's Holdings Co. Japan Ltd.	5,400	258,355
MEIJI Holdings Co. Ltd.	14,600	366,788
Minebea Mitsumi, Inc.	18,900	374,675
Mitsubishi Chemical Group Corp.	74,100	478,265
Mitsubishi Corp.	182,100	3,781,229
Mitsubishi Electric Corp.	106,800	1,729,411
Mitsubishi Estate Co. Ltd.	65,200	1,034,267
Mitsubishi HC Capital, Inc.	34,800	246,914
Mitsubishi Heavy Industries Ltd.	173,000	2,583,229
Mitsubishi UFJ Financial Group, Inc.	601,788	6,155,608
Mitsui & Co. Ltd.	138,234	3,093,077
Mitsui Chemicals, Inc.	8,300	221,742
Mitsui Fudosan Co. Ltd.	145,800	1,372,297
Mitsui OSK Lines Ltd. (d)	17,900	619,556
Mizuho Financial Group, Inc.	131,650	2,719,028
MonotaRO Co. Ltd.	14,600	244,150
MS&AD Insurance Group Holdings, Inc.	67,200	1,575,305
Murata Manufacturing Co. Ltd.	92,700	1,829,335
NEC Corp.	13,000	1,258,032
Nexon Co. Ltd.	17,300	345,381
NIDEC Corp.	43,600	920,921
Nintendo Co. Ltd.	57,400	3,075,009
Nippon Building Fund, Inc. (REIT)	415	382,743
Nippon Paint Holdings Co. Ltd.	54,000	415,644
Nippon Prologis REIT, Inc. (REIT)	143	246,181
Nippon Sanso Holdings Corp.	9,600	352,006
Nippon Steel Corp. (d)	47,300	1,061,192
Nippon Telegraph & Telephone Corp.	1,621,000	1,666,927
Nippon Yusen KK (d)	23,600	865,090
Nissan Motor Co. Ltd. (d)	133,300	377,203
Nissin Foods Holdings Co. Ltd.	11,400	319,465
Nitori Holdings Co. Ltd. (d)	3,900	594,294
Nitto Denko Corp.	37,500	629,733
Nomura Holdings, Inc.	167,100	879,259
Nomura Real Estate Holdings, Inc.	4,100	110,308
Nomura Research Institute Ltd.	20,500	761,633
NTT Data Group Corp.	34,480	623,344
Obayashi Corp.	30,100	383,373
Obic Co. Ltd.	16,000	565,496
Olympus Corp.	65,000	1,239,581
Omron Corp. (d)	10,100	464,415
Ono Pharmaceutical Co. Ltd. (d)	23,800	318,527
Oracle Corp. Japan	1,400	144,639
Oriental Land Co. Ltd.	59,000	1,529,660
ORIX Corp.	64,400	1,502,315
Osaka Gas Co. Ltd.	21,700	489,962
BHFTII-184

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Otsuka Corp.	14,800	$366,809
Otsuka Holdings Co. Ltd.	22,500	1,274,977
Pan Pacific International Holdings Corp.	19,800	513,494
Panasonic Holdings Corp.	127,400	1,111,841
Rakuten Group, Inc. (a)	86,600	563,413
Recruit Holdings Co. Ltd.	80,900	4,951,152
Renesas Electronics Corp.	91,300	1,338,645
Resona Holdings, Inc.	113,400	794,426
Ricoh Co. Ltd. (d)	31,500	341,071
Rohm Co. Ltd. (d)	20,000	225,609
SBI Holdings, Inc. (d)	14,811	342,940
SCREEN Holdings Co. Ltd. (d)	4,000	282,277
SCSK Corp.	11,700	242,846
Secom Co. Ltd.	23,800	883,266
Seiko Epson Corp. (d)	16,800	311,349
Sekisui Chemical Co. Ltd.	22,300	349,188
Sekisui House Ltd.	31,800	889,274
Seven & i Holdings Co. Ltd.	120,000	1,805,627
SG Holdings Co. Ltd.	19,500	210,423
Shimadzu Corp.	12,800	428,994
Shimano, Inc.	4,000	761,978
Shin-Etsu Chemical Co. Ltd.	96,600	4,059,840
Shionogi & Co. Ltd.	38,700	556,945
Shiseido Co. Ltd.	22,700	618,224
Shizuoka Financial Group, Inc.	25,000	218,413
SMC Corp.	3,100	1,386,036
SoftBank Corp. (d)	1,551,000	2,034,964
SoftBank Group Corp.	56,900	3,375,216
Sompo Holdings, Inc.	50,997	1,148,105
Sony Group Corp.	340,000	6,634,910
Subaru Corp.	31,900	556,981
SUMCO Corp.	22,600	245,390
Sumitomo Corp.	58,000	1,303,110
Sumitomo Electric Industries Ltd.	41,334	666,494
Sumitomo Metal Mining Co. Ltd.	12,800	385,924
Sumitomo Mitsui Financial Group, Inc.	204,000	4,363,942
Sumitomo Mitsui Trust Holdings, Inc.	33,252	793,269
Sumitomo Realty & Development Co. Ltd.	14,700	496,452
Suntory Beverage & Food Ltd.	8,500	320,679
Suzuki Motor Corp.	86,800	973,546
Sysmex Corp.	26,700	529,426
T&D Holdings, Inc.	25,900	454,528
Taisei Corp.	10,300	452,950
Takeda Pharmaceutical Co. Ltd.	86,548	2,487,024
TDK Corp.	105,500	1,352,917
Terumo Corp.	74,800	1,417,690
TIS, Inc.	11,200	286,619
Toho Co. Ltd.	5,200	211,690
Tokio Marine Holdings, Inc.	102,400	3,774,502
Tokyo Electric Power Co. Holdings, Inc. (a)	87,700	392,159
Tokyo Electron Ltd.	24,300	4,335,654
Tokyo Gas Co. Ltd.	20,400	477,018
Tokyu Corp.	22,300	289,509
TOPPAN Holdings, Inc.	11,900	354,446
Toray Industries, Inc.	80,200	474,426
TOTO Ltd. (d)	6,200	231,696
Security Description	Shares	Value
Japan — (Continued)
Toyota Industries Corp.	7,900	$612,762
Toyota Motor Corp.	557,000	10,024,202
Toyota Tsusho Corp.	34,200	621,507
Trend Micro, Inc.	6,400	381,210
Unicharm Corp.	22,500	815,412
West Japan Railway Co.	23,200	443,020
Yakult Honsha Co. Ltd. (d)	14,200	329,728
Yamaha Motor Co. Ltd.	42,000	378,080
Yaskawa Electric Corp.	14,600	513,388
Yokogawa Electric Corp.	10,200	261,638
Zensho Holdings Co. Ltd. (d)	5,000	277,594
ZOZO, Inc. (d)	8,400	306,751
		213,793,201
Jordan — 0.0%
Hikma Pharmaceuticals PLC	11,270	288,850
Luxembourg — 0.1%
ArcelorMittal SA	27,879	733,564
Eurofins Scientific SE	6,508	413,551
		1,147,115
Macau — 0.1%
Galaxy Entertainment Group Ltd.	121,000	600,446
Sands China Ltd. (a)	139,600	353,151
		953,597
Netherlands — 4.2%
ABN AMRO Bank NV	25,269	457,579
Adyen NV (a)	1,165	1,829,321
Aegon Ltd.	67,768	436,585
Akzo Nobel NV	8,601	608,240
Argenx SE (a)	3,256	1,766,976
ASM International NV	2,503	1,653,769
ASML Holding NV	21,769	18,195,003
ASR Nederland NV	9,212	452,897
BE Semiconductor Industries NV	4,443	565,747
Euronext NV	4,309	468,958
EXOR NV	5,418	582,197
Heineken Holding NV	7,134	540,193
Heineken NV	15,326	1,362,450
IMCD NV	2,999	522,755
ING Groep NV	183,721	3,350,282
JDE Peet's NV	7,639	160,065
Koninklijke Ahold Delhaize NV	51,334	1,778,312
Koninklijke KPN NV	215,052	880,617
Koninklijke Philips NV (a)	41,910	1,376,904
NN Group NV	14,169	708,501
OCI NV	6,992	199,476
Randstad NV	5,702	284,171
Universal Music Group NV	43,378	1,138,775
Wolters Kluwer NV	13,905	2,349,890
		41,669,663
New Zealand — 0.2%
Auckland International Airport Ltd.	75,578	358,762
BHFTII-185

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
New Zealand — (Continued)
Fisher & Paykel Healthcare Corp. Ltd.	32,283	$713,866
Mercury NZ Ltd.	15,356	62,859
Meridian Energy Ltd.	70,512	266,486
Spark New Zealand Ltd.	98,415	189,751
Xero Ltd. (a)	7,363	766,555
		2,358,279
Norway — 0.5%
Aker BP ASA	16,292	351,094
DNB Bank ASA	46,222	949,984
Equinor ASA	44,247	1,123,555
Gjensidige Forsikring ASA	10,850	203,387
Kongsberg Gruppen ASA	4,863	477,382
Mowi ASA	23,708	427,194
Norsk Hydro ASA	75,203	489,698
Orkla ASA	43,283	408,766
Salmar ASA	4,072	214,106
Telenor ASA	36,259	464,966
		5,110,132
Poland — 0.0%
InPost SA (a)	10,896	206,143
Portugal — 0.2%
EDP SA	180,838	828,273
Galp Energia SGPS SA	24,223	456,005
Jeronimo Martins SGPS SA	12,961	255,427
		1,539,705
Singapore — 1.5%
CapitaLand Ascendas (REIT)	204,444	455,337
CapitaLand Integrated Commercial Trust (REIT)	292,242	483,930
CapitaLand Investment Ltd.	150,800	367,625
DBS Group Holdings Ltd.	108,753	3,238,103
Genting Singapore Ltd.	328,000	224,092
Grab Holdings Ltd. - Class A (a)	113,500	431,300
Keppel Ltd.	86,000	444,615
Oversea-Chinese Banking Corp. Ltd.	182,564	2,155,199
Sea Ltd. (ADR) (a)	19,300	1,819,604
Sembcorp Industries Ltd.	52,000	224,128
Singapore Airlines Ltd.	87,540	463,278
Singapore Exchange Ltd.	54,400	484,536
Singapore Technologies Engineering Ltd.	67,500	244,626
Singapore Telecommunications Ltd.	403,120	1,017,232
STMicroelectronics NV	35,922	1,073,051
United Overseas Bank Ltd.	68,792	1,730,505
		14,857,161
South Africa — 0.2%
Anglo American PLC	68,029	2,218,289
South Korea — 0.1%
Delivery Hero SE (a)	11,033	448,136
Spain — 2.6%
Acciona SA (d)	1,638	232,709
Security Description	Shares	Value
Spain — (Continued)
ACS Actividades de Construccion y Servicios SA	10,511	$486,664
Aena SME SA	4,224	931,924
Amadeus IT Group SA	25,117	1,817,621
Banco Bilbao Vizcaya Argentaria SA	310,208	3,366,725
Banco de Sabadell SA (d)	296,379	630,178
Banco Santander SA	832,794	4,266,964
CaixaBank SA	200,287	1,196,997
Cellnex Telecom SA (a)	28,744	1,167,653
EDP Renovaveis SA	17,984	315,412
Endesa SA	16,585	363,323
Grifols SA (a)	21,632	246,340
Iberdrola SA	331,322	5,139,431
Industria de Diseno Textil SA	59,390	3,524,266
Redeia Corp. SA	21,616	421,558
Repsol SA	60,934	808,477
Telefonica SA (d)	204,409	1,002,042
		25,918,284
Sweden — 3.2%
AddTech AB - B Shares	14,300	429,528
Alfa Laval AB	15,516	746,457
Assa Abloy AB - Class B	53,770	1,813,830
Atlas Copco AB - A Shares	146,878	2,846,990
Atlas Copco AB - B Shares	83,575	1,433,196
Beijer Ref AB	20,500	338,995
Boliden AB	16,516	561,382
Epiroc AB - A Shares	36,338	786,986
Epiroc AB - B Shares	24,398	463,210
EQT AB	22,013	755,628
Essity AB - Class B	34,188	1,068,988
Evolution AB	9,652	950,453
Fastighets AB Balder - B Shares (a)	37,572	330,717
Getinge AB - B Shares	15,453	334,202
H & M Hennes & Mauritz AB - B Shares	29,590	504,683
Hexagon AB - B Shares	114,943	1,242,858
Holmen AB - B Shares	3,296	142,940
Industrivarden AB - A Shares	7,045	260,944
Industrivarden AB - C Shares	8,319	306,565
Indutrade AB	15,106	470,739
Investment AB Latour - B Shares	6,251	195,468
Investor AB - B Shares	93,825	2,895,247
L E Lundbergforetagen AB - B Shares	4,755	272,692
Lifco AB - B Shares	11,000	362,889
Nibe Industrier AB - B Shares	88,393	485,952
Saab AB - Class B	19,600	417,831
Sagax AB - Class B	10,880	310,676
Sandvik AB	59,255	1,326,578
Securitas AB - B Shares	28,342	360,627
Skandinaviska Enskilda Banken AB - Class A	82,228	1,260,433
Skanska AB - B Shares	16,847	352,300
SKF AB - B Shares	18,258	363,902
Svenska Cellulosa AB SCA - Class B	31,044	453,144
Svenska Handelsbanken AB - A Shares	79,686	820,041
Swedbank AB - A Shares	49,129	1,044,294
Swedish Orphan Biovitrum AB (a)	8,577	276,816
Tele2 AB - B Shares	34,110	386,620
BHFTII-186

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Sweden — (Continued)
Telefonaktiebolaget LM Ericsson - B Shares (d)	145,493	$1,101,755
Telia Co. AB (d)	129,735	420,362
Trelleborg AB - B Shares	11,800	454,305
Volvo AB - A Shares	11,531	308,315
Volvo AB - B Shares	84,632	2,241,636
		31,901,174
Switzerland — 6.1%
ABB Ltd.	86,088	5,006,785
Adecco Group AG	9,221	314,835
Avolta AG	5,990	254,778
Bachem Holding AG	2,095	177,164
Baloise Holding AG	2,035	416,437
Banque Cantonale Vaudoise	1,980	205,112
Barry Callebaut AG	187	347,491
BKW AG	1,390	252,870
Chocoladefabriken Lindt & Spruengli AG	6	767,338
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	50	647,685
Cie Financiere Richemont SA - Class A	29,157	4,637,961
Clariant AG	13,958	212,189
DSM-Firmenich AG	9,734	1,343,925
EMS-Chemie Holding AG	423	356,563
Galderma Group AG (a)	2,610	243,291
Geberit AG	1,837	1,203,157
Givaudan SA	502	2,762,677
Helvetia Holding AG	2,260	391,775
Julius Baer Group Ltd.	11,250	680,090
Kuehne & Nagel International AG	2,629	719,695
Logitech International SA	8,307	745,801
Lonza Group AG	3,834	2,433,511
Novartis AG	107,402	12,404,703
Partners Group Holding AG	1,269	1,914,910
Sandoz Group AG	20,578	860,892
Schindler Holding AG	1,428	407,759
Schindler Holding AG (Participation Certificate)	2,283	671,572
SGS SA	8,665	970,159
SIG Group AG	15,590	349,234
Sika AG	8,255	2,747,844
Sonova Holding AG	2,693	970,518
Straumann Holding AG	5,762	948,970
Swatch Group AG	1,701	366,226
Swiss Life Holding AG	1,508	1,264,096
Swiss Prime Site AG	4,615	519,074
Swisscom AG	1,303	853,991
Temenos AG	2,932	205,988
UBS Group AG	177,671	5,503,786
VAT Group AG	1,513	773,943
Zurich Insurance Group AG	7,845	4,748,039
		60,602,834
United Arab Emirates — 0.0%
NMC Health PLC (a) (b) (c)	7,569	0
United Kingdom — 10.5%
3i Group PLC	52,431	2,328,854
Admiral Group PLC	14,845	555,512
Security Description	Shares	Value
United Kingdom — (Continued)
Ashtead Group PLC	24,048	$1,872,776
Associated British Foods PLC	18,881	591,173
AstraZeneca PLC	84,455	13,198,407
Auto Trader Group PLC	45,593	531,016
Aviva PLC	143,191	931,078
BAE Systems PLC	167,165	2,776,292
Barclays PLC	780,921	2,357,913
Barratt Developments PLC	69,739	448,704
Berkeley Group Holdings PLC	4,849	307,405
British American Tobacco PLC	107,713	3,940,882
BT Group PLC (d)	352,409	700,553
Bunzl PLC	17,146	813,850
Centrica PLC	290,806	455,342
CK Hutchison Holdings Ltd.	153,940	874,665
Coca-Cola Europacific Partners PLC	11,100	874,125
Compass Group PLC	90,945	2,923,492
Croda International PLC	6,802	385,788
DCC PLC	4,751	324,895
Diageo PLC	119,726	4,191,228
Entain PLC	39,400	403,658
Halma PLC	22,415	785,257
Hargreaves Lansdown PLC	19,380	289,971
HSBC Holdings PLC	1,004,583	9,040,315
Imperial Brands PLC	42,393	1,237,116
Informa PLC	77,518	854,343
InterContinental Hotels Group PLC	8,461	927,720
Intertek Group PLC	9,159	635,211
J Sainsbury PLC	94,695	375,831
JD Sports Fashion PLC	141,187	292,807
Kingfisher PLC	103,242	446,950
Land Securities Group PLC (REIT)	40,597	355,081
Legal & General Group PLC	322,853	979,741
Lloyds Banking Group PLC	3,317,218	2,613,335
London Stock Exchange Group PLC	25,939	3,558,335
M&G PLC	122,675	341,501
Melrose Industries PLC	77,883	477,939
National Grid PLC	260,818	3,607,359
NatWest Group PLC	356,474	1,652,369
Next PLC	6,871	902,946
Pearson PLC	32,125	437,057
Persimmon PLC	15,059	331,756
Phoenix Group Holdings PLC	43,268	325,467
Reckitt Benckiser Group PLC	37,124	2,280,872
RELX PLC	100,353	4,756,851
Rentokil Initial PLC	138,734	682,995
Rolls-Royce Holdings PLC (a)	456,935	3,237,633
Sage Group PLC	54,269	747,143
Schroders PLC	46,288	217,244
Segro PLC (REIT)	66,139	776,664
Severn Trent PLC	15,346	544,021
Smith & Nephew PLC	49,971	779,445
Smiths Group PLC	19,606	441,803
Spirax Group PLC	4,349	439,684
SSE PLC	58,208	1,472,059
Standard Chartered PLC	120,263	1,283,117
Taylor Wimpey PLC	192,811	425,739
BHFTII-187

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Short-Term Investments—1.5%
Security Description	Shares	Value
United Kingdom — (Continued)
Tesco PLC	376,799	$1,812,432
Unilever PLC	135,866	8,827,903
United Utilities Group PLC	38,342	538,417
Vodafone Group PLC	1,254,009	1,262,825
Whitbread PLC	10,880	458,178
Wise PLC - Class A (a)	37,366	338,143
WPP PLC	53,785	551,473
		104,130,656
United States — 8.7%
Alcon, Inc.	27,107	2,719,360
BP PLC	893,391	4,727,941
CSL Ltd.	26,018	5,178,694
CyberArk Software Ltd. (a)	2,300	670,703
Experian PLC	49,825	2,633,518
Ferrovial SE	28,575	1,233,219
GSK PLC	227,494	4,642,428
Haleon PLC	396,332	2,079,526
Holcim AG	28,130	2,759,460
James Hardie Industries PLC (a)	24,825	997,119
Monday.com Ltd. (a)	1,999	555,262
Nestle SA	142,156	14,374,468
Qiagen NV (a)	12,069	544,166
Roche Holding AG	38,286	12,296,591
Roche Holding AG (Bearer Shares)	1,770	607,345
Sanofi SA	61,591	7,114,649
Schneider Electric SE	29,569	7,843,222
Shell PLC	341,843	11,178,317
Stellantis NV	114,571	1,589,723
Swiss Re AG	16,248	2,251,793
Tenaris SA	27,400	436,051
		86,433,555
Total Common Stocks (Cost $599,603,135)		950,112,496

Mutual Funds—1.7%
United States — 1.7%
iShares MSCI EAFE ETF (d) (e) (Cost $16,481,516)	202,000	16,893,260

Preferred Stocks—0.4%
Germany — 0.4%
Bayerische Motoren Werke AG	3,581	296,890
Dr. Ing hc F Porsche AG	6,443	514,114
Henkel AG & Co. KGaA	9,444	889,694
Porsche Automobil Holding SE	7,256	332,758
Sartorius AG (d)	1,542	433,308
Volkswagen AG	11,612	1,231,826
Total Preferred Stocks (Cost $3,843,765)		3,698,590

Security Description	Principal Amount*/ Shares	Value

U.S. Treasury — 1.5%
U.S. Treasury Bills
4.011%, 10/08/24 (f)	2,375,000	$2,372,838
4.092%, 10/08/24 (f)	2,675,000	2,672,564
4.141%, 10/08/24 (f)	1,000,000	999,089
4.296%, 10/08/24 (f)	8,925,000	8,916,874
Total Short-Term Investments (Cost $14,961,214)		14,961,365

Securities Lending Reinvestments (g)—1.3%
Repurchase Agreements — 0.8%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $700,096; collateralized by various Common Stock with an aggregate market value of $779,583	700,000	700,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $1,700,234; collateralized by various Common Stock with an aggregate market value of $1,893,271	1,700,000	1,700,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $1,751,810; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $1,786,607	1,751,575	1,751,575
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $94,324; collateralized by various Common Stock with an aggregate market value of $105,197	94,311	94,311
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $1,338,181; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $1,365,282	1,338,000	1,338,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $2,000,274; collateralized by various Common Stock with an aggregate market value of $2,226,911	2,000,000	2,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $700,096; collateralized by various Common Stock with an aggregate market value of $770,105	700,000	700,000
		8,283,886

Mutual Funds — 0.5%
AB Government Money Market Portfolio, Institutional Class, 4.730% (h)	500,000	500,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (h)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (h)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.840% (h)	1,000,000	1,000,000
BHFTII-188

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Shares	Value
Mutual Funds — (Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.830% (h)	1,000,000	$1,000,000
		4,500,000
Total Securities Lending Reinvestments (Cost $12,783,886)		12,783,886
Total Investments—100.8% (Cost $647,673,516)		998,449,597
Other assets and liabilities (net)—(0.8)%		(8,347,089)
Net Assets—100.0%		$990,102,508

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $29,158,620 and the collateral received consisted of cash in the amount of
$12,783,886 and non-cash collateral with a value of $19,475,767. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending

Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2024, the market value of securities pledged was $4,181,500.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2024.

Ten Largest Industries as of September 30, 2024 (Unaudited)	% of Net Assets
Banks	10.4
Pharmaceuticals	9.1
Insurance	5.3
Semiconductors & Semiconductor Equipment	3.5
Oil, Gas & Consumable Fuels	3.4
Machinery	3.0
Capital Markets	3.0
Chemicals	3.0
Metals & Mining	2.9
Automobiles	2.8
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	12/20/24	125	USD	15,548,750	$497,436
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$74,243,717	$—	$74,243,717
Austria	—	2,310,220	—	2,310,220
Belgium	—	7,558,049	316,378	7,874,427
Brazil	—	286,221	—	286,221
Burkina Faso	—	268,165	—	268,165
Chile	—	548,874	—	548,874
China	—	4,595,877	—	4,595,877
Denmark	—	32,260,836	—	32,260,836
Finland	—	9,907,311	—	9,907,311
France	—	90,830,764	—	90,830,764
Germany	—	81,227,695	—	81,227,695
Hong Kong	321,256	17,439,264	—	17,760,520
Ireland	947,200	2,805,320	—	3,752,520
Israel	2,588,612	3,556,039	—	6,144,651
Italy	—	24,523,924	—	24,523,924
Japan	—	213,793,201	—	213,793,201
Jordan	—	288,850	—	288,850
Luxembourg	—	1,147,115	—	1,147,115
BHFTII-189

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Macau	$—	$953,597	$—	$953,597
Netherlands	—	41,669,663	—	41,669,663
New Zealand	—	2,358,279	—	2,358,279
Norway	—	5,110,132	—	5,110,132
Poland	—	206,143	—	206,143
Portugal	—	1,539,705	—	1,539,705
Singapore	2,250,904	12,606,257	—	14,857,161
South Africa	—	2,218,289	—	2,218,289
South Korea	—	448,136	—	448,136
Spain	—	25,918,284	—	25,918,284
Sweden	—	31,901,174	—	31,901,174
Switzerland	—	60,602,834	—	60,602,834
United Arab Emirates	—	—	0	0
United Kingdom	874,125	103,256,531	—	104,130,656
United States	1,225,965	85,207,590	—	86,433,555
Total Common Stocks	8,208,062	941,588,056	316,378	950,112,496
Total Mutual Funds*	16,893,260	—	—	16,893,260
Total Preferred Stocks*	—	3,698,590	—	3,698,590
Total Short-Term Investments*	—	14,961,365	—	14,961,365
Securities Lending Reinvestments
Mutual Funds	4,500,000	—	—	4,500,000
Repurchase Agreements	—	8,283,886	—	8,283,886
Total Securities Lending Reinvestments*	4,500,000	8,283,886	—	12,783,886
Total Investments	$29,601,322	$968,531,897	$316,378	$998,449,597
Collateral for Securities Loaned (Liability)	$—	$(12,783,886)	$—	$(12,783,886)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$497,436	$—	$—	$497,436

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
During the period ended September 30, 2024, transfers into Level 3 in the amount of $370,787 were due to trading halts on the securities' respective exchanges which resulted in the lack of observable inputs.
BHFTII-190

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—96.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.1%
AAR Corp. (a)	11,214	$732,947
AeroVironment, Inc. (a) (b)	8,408	1,685,804
AerSale Corp. (a)	11,637	58,767
Archer Aviation, Inc. - Class A (a) (b)	62,901	190,590
Astronics Corp. (a)	9,068	176,645
Byrna Technologies, Inc. (a) (b)	6,061	102,855
Cadre Holdings, Inc.	8,587	325,877
Ducommun, Inc. (a)	4,381	288,401
Intuitive Machines, Inc. (a)	9,625	77,481
Kratos Defense & Security Solutions, Inc. (a)	48,125	1,121,313
Leonardo DRS, Inc. (a)	24,075	679,397
Mercury Systems, Inc. (a) (b)	17,843	660,191
Moog, Inc. - Class A	9,023	1,822,826
National Presto Industries, Inc.	1,752	131,645
Park Aerospace Corp.	6,034	78,623
Redwire Corp. (a) (b)	7,921	54,417
Rocket Lab USA, Inc. (a) (b)	113,863	1,107,887
Triumph Group, Inc. (a)	22,449	289,368
V2X, Inc. (a)	3,920	218,971
		9,804,005
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc. (a) (b)	16,762	271,377
Forward Air Corp. (b)	8,582	303,803
Hub Group, Inc. - Class A	19,590	890,365
Radiant Logistics, Inc. (a)	5,549	35,680
		1,501,225
Automobile Components — 1.2%
Adient PLC (a)	29,232	659,766
American Axle & Manufacturing Holdings, Inc. (a)	30,678	189,590
Cooper-Standard Holdings, Inc. (a) (b)	5,724	79,392
Dana, Inc.	42,525	449,064
Dorman Products, Inc. (a)	8,537	965,705
Fox Factory Holding Corp. (a)	13,762	571,123
Gentherm, Inc. (a)	10,083	469,364
Goodyear Tire & Rubber Co. (a)	87,500	774,375
Holley, Inc. (a)	4,719	13,921
LCI Industries (b)	7,888	950,820
Luminar Technologies, Inc. (a) (b)	111,530	100,344
Modine Manufacturing Co. (a) (b)	16,451	2,184,528
Patrick Industries, Inc. (b)	7,026	1,000,292
Phinia, Inc.	13,958	642,487
Solid Power, Inc. (a) (b)	20,770	28,039
Standard Motor Products, Inc.	6,921	229,777
Stoneridge, Inc. (a)	8,958	100,240
Visteon Corp. (a)	8,756	833,921
XPEL, Inc. (a) (b)	8,244	357,542
		10,600,290
Automobiles — 0.1%
Winnebago Industries, Inc. (b)	9,313	541,178
Banks — 9.6%
1st Source Corp.	5,976	357,843
ACNB Corp. (b)	2,906	126,905
Security Description	Shares	Value
Banks—(Continued)
Amalgamated Financial Corp.	5,989	$187,875
Amerant Bancorp, Inc.	9,340	199,596
Ameris Bancorp	21,393	1,334,709
Ames National Corp. (b)	2,972	54,180
Arrow Financial Corp. (b)	5,053	144,819
Associated Banc-Corp.	48,742	1,049,903
Atlantic Union Bankshares Corp.	29,067	1,094,954
Axos Financial, Inc. (a) (b)	17,759	1,116,686
Banc of California, Inc.	45,199	665,781
BancFirst Corp.	6,481	682,125
Bancorp, Inc. (a)	15,827	846,744
Bank First Corp. (b)	3,147	285,433
Bank of Hawaii Corp. (b)	12,557	788,203
Bank of Marin Bancorp	5,192	104,307
Bank of NT Butterfield & Son Ltd.	14,824	546,709
Bank7 Corp. (b)	1,297	48,599
BankUnited, Inc.	24,247	883,561
Bankwell Financial Group, Inc.	1,932	57,863
Banner Corp. (b)	11,164	664,928
Bar Harbor Bankshares	5,292	163,205
BayCom Corp.	4,420	104,842
BCB Bancorp, Inc.	4,826	59,553
Berkshire Hills Bancorp, Inc.	14,603	393,259
Blue Foundry Bancorp (a) (b)	7,608	77,982
Bridgewater Bancshares, Inc. (a) (b)	6,071	86,026
Brookline Bancorp, Inc.	28,750	290,087
Burke & Herbert Financial Services Corp.	4,356	265,672
Business First Bancshares, Inc.	7,980	204,847
Byline Bancorp, Inc. (b)	10,148	271,662
Cadence Bank	57,863	1,842,937
California BanCorp (a) (b)	8,293	122,653
Camden National Corp. (b)	4,522	186,849
Capital Bancorp, Inc.	3,124	80,318
Capital City Bank Group, Inc.	4,547	160,464
Capitol Federal Financial, Inc.	33,312	194,542
Carter Bankshares, Inc. (a) (b)	7,164	124,582
Cathay General Bancorp	22,531	967,706
Central Pacific Financial Corp.	8,161	240,831
Chemung Financial Corp.	1,214	58,296
ChoiceOne Financial Services, Inc. (b)	2,407	74,400
Citizens & Northern Corp.	4,168	82,068
Citizens Financial Services, Inc.	1,518	89,183
City Holding Co.	4,733	555,607
Civista Bancshares, Inc.	5,038	89,777
CNB Financial Corp.	6,782	163,175
Coastal Financial Corp. (a)	3,437	185,564
Colony Bankcorp, Inc.	5,248	81,449
Columbia Financial, Inc. (a) (b)	8,867	151,360
Community Financial System, Inc. (b)	17,062	990,790
Community Trust Bancorp, Inc.	5,081	252,322
Community West Bancshares (b)	5,299	102,059
ConnectOne Bancorp, Inc.	11,818	296,041
CrossFirst Bankshares, Inc. (a)	14,074	234,895
Customers Bancorp, Inc. (a)	9,474	440,067
CVB Financial Corp.	42,500	757,350
Dime Community Bancshares, Inc. (b)	11,336	326,477
BHFTII-191

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Eagle Bancorp, Inc.	9,983	$225,416
Eastern Bankshares, Inc.	63,427	1,039,569
Enterprise Bancorp, Inc.	3,354	107,194
Enterprise Financial Services Corp.	12,044	617,375
Equity Bancshares, Inc. - Class A (b)	4,632	189,356
Esquire Financial Holdings, Inc.	2,392	155,982
ESSA Bancorp, Inc.	3,011	57,871
Farmers & Merchants Bancorp, Inc. (b)	4,130	114,194
Farmers National Banc Corp. (b)	11,007	166,426
FB Financial Corp.	11,559	542,464
Fidelity D&D Bancorp, Inc. (b)	1,594	78,648
Financial Institutions, Inc.	4,838	123,224
First BanCorp	51,447	1,089,133
First Bancorp, Inc.	3,758	98,911
First Bancorp/Southern Pines NC (b)	12,931	537,800
First Bancshares, Inc.	10,228	328,626
First Bank	5,582	84,846
First Busey Corp.	16,699	434,508
First Business Financial Services, Inc.	2,763	125,965
First Commonwealth Financial Corp. (b)	31,915	547,342
First Community Bankshares, Inc.	5,650	243,797
First Financial Bancorp	30,701	774,586
First Financial Bankshares, Inc. (b)	41,173	1,523,813
First Financial Corp.	3,977	174,391
First Financial Northwest, Inc.	2,317	52,179
First Foundation, Inc.	20,208	126,098
First Internet Bancorp	2,669	91,440
First Interstate BancSystem, Inc. - Class A	26,124	801,484
First Merchants Corp.	18,433	685,708
First Mid Bancshares, Inc.	7,438	289,413
First of Long Island Corp.	7,036	90,553
First Western Financial, Inc. (a)	2,572	51,440
Five Star Bancorp (b)	5,331	158,491
Flushing Financial Corp. (b)	7,942	115,794
FS Bancorp, Inc. (b)	2,273	101,126
Fulton Financial Corp.	58,067	1,052,755
FVCBankcorp, Inc. (a) (b)	5,163	67,377
German American Bancorp, Inc. (b)	9,350	362,312
Glacier Bancorp, Inc. (b)	36,109	1,650,181
Great Southern Bancorp, Inc.	2,712	155,425
Greene County Bancorp, Inc. (b)	2,424	74,902
Guaranty Bancshares, Inc. (b)	2,906	99,908
Hancock Whitney Corp.	28,196	1,442,789
Hanmi Financial Corp.	9,820	182,652
HarborOne Bancorp, Inc.	12,594	163,470
HBT Financial, Inc. (b)	4,583	100,276
Heartland Financial USA, Inc.	13,789	781,836
Heritage Commerce Corp.	19,459	192,255
Heritage Financial Corp.	10,401	226,430
Hilltop Holdings, Inc.	15,155	487,385
Hingham Institution For Savings (b)	473	115,086
Home Bancorp, Inc.	2,776	123,754
Home BancShares, Inc.	61,227	1,658,639
HomeStreet, Inc.	6,024	94,938
HomeTrust Bancshares, Inc.	5,432	185,123
Hope Bancorp, Inc.	37,729	473,876
Security Description	Shares	Value
Banks—(Continued)
Horizon Bancorp, Inc.	14,606	$227,123
Independent Bank Corp.	19,763	1,009,987
Independent Bank Group, Inc.	11,789	679,754
International Bancshares Corp.	17,571	1,050,570
Investar Holding Corp. (b)	3,059	59,345
John Marshall Bancorp, Inc. (b)	4,296	84,975
Kearny Financial Corp.	11,984	82,330
Lakeland Financial Corp.	8,094	527,081
LCNB Corp.	3,649	54,990
LINKBANCORP, Inc.	7,910	50,703
Live Oak Bancshares, Inc.	11,266	533,670
Mercantile Bank Corp.	5,350	233,902
Metrocity Bankshares, Inc.	5,632	172,452
Metropolitan Bank Holding Corp. (a)	3,249	170,832
Mid Penn Bancorp, Inc.	5,091	151,865
Middlefield Banc Corp.	2,691	77,501
Midland States Bancorp, Inc.	6,845	153,191
MidWestOne Financial Group, Inc.	4,795	136,801
MVB Financial Corp.	3,791	73,394
National Bank Holdings Corp. - Class A	12,006	505,453
National Bankshares, Inc. (b)	1,983	59,292
NB Bancorp, Inc. (a)	12,936	240,092
NBT Bancorp, Inc. (b)	14,969	662,079
New York Community Bancorp, Inc. (b)	78,844	885,418
Nicolet Bankshares, Inc.	4,330	414,078
Northeast Bank	2,320	178,942
Northeast Community Bancorp, Inc.	4,595	121,538
Northfield Bancorp, Inc.	12,840	148,944
Northrim BanCorp, Inc.	1,883	134,107
Northwest Bancshares, Inc.	41,454	554,655
Norwood Financial Corp.	2,522	69,557
Oak Valley Bancorp	2,317	61,563
OceanFirst Financial Corp. (b)	18,257	339,398
OFG Bancorp	15,120	679,190
Old National Bancorp (b)	100,005	1,866,093
Old Second Bancorp, Inc.	13,595	211,946
Orange County Bancorp, Inc.	1,834	110,627
Origin Bancorp, Inc.	9,835	316,294
Orrstown Financial Services, Inc.	5,987	215,293
Pacific Premier Bancorp, Inc.	31,153	783,809
Park National Corp. (b)	4,553	764,813
Parke Bancorp, Inc. (b)	3,496	73,066
Pathward Financial, Inc.	8,004	528,344
PCB Bancorp	4,027	75,667
Peapack-Gladstone Financial Corp.	6,072	166,434
Peoples Bancorp, Inc.	11,263	338,904
Peoples Financial Services Corp.	3,009	141,062
Plumas Bancorp	1,875	76,463
Ponce Financial Group, Inc. (a)	6,376	74,535
Preferred Bank (b)	4,191	336,328
Premier Financial Corp.	11,521	270,513
Primis Financial Corp.	7,589	92,434
Princeton Bancorp, Inc. (b)	1,758	65,011
Provident Bancorp, Inc. (a)	5,177	55,860
Provident Financial Services, Inc. (b)	40,948	759,995
QCR Holdings, Inc.	5,564	411,903
BHFTII-192

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
RBB Bancorp	4,676	$107,642
Red River Bancshares, Inc. (b)	1,618	84,136
Renasant Corp.	19,670	639,275
Republic Bancorp, Inc. - Class A (b)	2,444	159,593
S&T Bancorp, Inc.	12,235	513,503
Sandy Spring Bancorp, Inc.	13,652	428,263
Seacoast Banking Corp. of Florida	27,467	731,996
ServisFirst Bancshares, Inc.	15,989	1,286,315
Shore Bancshares, Inc.	10,034	140,376
Sierra Bancorp	3,863	111,563
Simmons First National Corp. - Class A	40,353	869,204
SmartFinancial, Inc.	5,462	159,163
South Plains Financial, Inc.	3,888	131,881
Southern First Bancshares, Inc. (a)	2,574	87,722
Southern Missouri Bancorp, Inc.	3,031	171,221
Southern States Bancshares, Inc.	2,700	82,971
Southside Bancshares, Inc.	9,274	310,030
SouthState Corp.	24,279	2,359,433
Stellar Bancorp, Inc.	15,697	406,395
Stock Yards Bancorp, Inc. (b)	8,094	501,747
Texas Capital Bancshares, Inc. (a)	14,843	1,060,681
Third Coast Bancshares, Inc. (a)	4,809	128,737
Timberland Bancorp, Inc.	2,592	78,434
Tompkins Financial Corp.	3,891	224,861
Towne Bank	22,856	755,619
TriCo Bancshares	10,411	444,029
Triumph Financial, Inc. (a) (b)	6,975	554,791
TrustCo Bank Corp.	5,837	193,030
Trustmark Corp.	19,789	629,686
UMB Financial Corp. (b)	14,180	1,490,460
United Bankshares, Inc.	41,839	1,552,227
United Community Banks, Inc. (b)	38,874	1,130,456
Unity Bancorp, Inc.	2,408	82,016
Univest Financial Corp.	9,428	265,304
USCB Financial Holdings, Inc.	3,750	57,188
Valley National Bancorp (b)	135,643	1,228,926
Veritex Holdings, Inc.	17,694	465,706
Virginia National Bankshares Corp.	1,715	71,430
WaFd, Inc. (b)	21,895	763,041
Washington Trust Bancorp, Inc.	5,542	178,508
WesBanco, Inc.	18,727	557,690
West BanCorp, Inc. (b)	5,288	100,525
Westamerica BanCorp	8,358	413,052
WSFS Financial Corp.	18,677	952,340
		84,628,484
Beverages — 0.3%
Duckhorn Portfolio, Inc. (a) (b)	17,784	103,325
MGP Ingredients, Inc. (b)	4,782	398,102
National Beverage Corp.	7,368	345,854
Primo Water Corp.	51,358	1,296,789
Vita Coco Co., Inc. (a) (b)	12,342	349,402
		2,493,472
Biotechnology — 8.6%
2seventy bio, Inc. (a) (b)	16,931	79,914
Security Description	Shares	Value
Biotechnology—(Continued)
4D Molecular Therapeutics, Inc. (a)	16,387	$177,143
89bio, Inc. (a)	25,587	189,344
Absci Corp. (a)	27,355	104,496
ACADIA Pharmaceuticals, Inc. (a) (b)	40,490	622,736
ACELYRIN, Inc. (a)	24,797	122,249
Achieve Life Sciences, Inc. (a)	11,685	55,387
ADC Therapeutics SA (a) (b)	24,279	76,479
ADMA Biologics, Inc. (a)	73,336	1,465,987
Adverum Biotechnologies, Inc. (a)	7,089	49,765
Agenus, Inc. (a)	1	5
Agios Pharmaceuticals, Inc. (a)	18,404	817,690
Akebia Therapeutics, Inc. (a) (b)	38,406	50,696
Akero Therapeutics, Inc. (a)	22,112	634,393
Aldeyra Therapeutics, Inc. (a)	16,862	90,886
Alector, Inc. (a)	26,717	124,501
Alkermes PLC (a) (b)	52,425	1,467,376
Allogene Therapeutics, Inc. (a) (b)	20,275	56,770
Altimmune, Inc. (a) (b)	23,427	143,842
Amicus Therapeutics, Inc. (a)	95,506	1,020,004
AnaptysBio, Inc. (a)	7,034	235,639
Anavex Life Sciences Corp. (a) (b)	23,326	132,492
Anika Therapeutics, Inc. (a)	4,948	122,216
Annexon, Inc. (a)	31,056	183,852
Apogee Therapeutics, Inc. (a)	11,852	696,186
Applied Therapeutics, Inc. (a) (b)	31,724	269,654
Arbutus Biopharma Corp. (a) (b)	46,041	177,258
Arcellx, Inc. (a)	14,076	1,175,487
Arcturus Therapeutics Holdings, Inc. (a) (b)	7,412	172,033
Arcus Biosciences, Inc. (a) (b)	17,324	264,884
Arcutis Biotherapeutics, Inc. (a) (b)	34,742	323,101
Ardelyx, Inc. (a) (b)	68,609	472,716
ArriVent Biopharma, Inc. (a) (b)	9,197	216,129
Arrowhead Pharmaceuticals, Inc. (a) (b)	38,853	752,583
ARS Pharmaceuticals, Inc. (a) (b)	16,519	239,525
Artiva Biotherapeutics, Inc. (a)	4,912	75,890
Astria Therapeutics, Inc. (a)	14,876	163,785
Atossa Therapeutics, Inc. (a)	13,561	20,613
Aura Biosciences, Inc. (a) (b)	15,656	139,495
Aurinia Pharmaceuticals, Inc. (a)	46,041	337,481
Avid Bioservices, Inc. (a) (b)	19,934	226,849
Avidity Biosciences, Inc. (a)	35,139	1,613,934
Avita Medical, Inc. (a) (b)	8,679	93,039
Beam Therapeutics, Inc. (a) (b)	24,225	593,512
BioCryst Pharmaceuticals, Inc. (a)	67,474	512,802
Biohaven Ltd. (a)	24,504	1,224,465
Biomea Fusion, Inc. (a) (b)	9,394	94,879
Black Diamond Therapeutics, Inc. (a)	12,557	54,623
Blueprint Medicines Corp. (a)	20,436	1,890,330
Bridgebio Pharma, Inc. (a) (b)	45,734	1,164,388
C4 Therapeutics, Inc. (a)	19,978	113,875
Cabaletta Bio, Inc. (a)	17,040	80,429
Candel Therapeutics, Inc. (a) (b)	7,064	48,954
CareDx, Inc. (a)	16,203	505,939
Cargo Therapeutics, Inc. (a)	11,156	205,828
Caribou Biosciences, Inc. (a)	8,454	16,570
Catalyst Pharmaceuticals, Inc. (a)	35,851	712,718
BHFTII-193

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
Celcuity, Inc. (a) (b)	7,728	$115,224
Celldex Therapeutics, Inc. (a) (b)	21,035	714,980
CG oncology, Inc. (a) (b)	15,261	575,798
Cogent Biosciences, Inc. (a)	30,071	324,767
Compass Therapeutics, Inc. (a) (b)	11,794	21,701
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	3,353	69,172
Crinetics Pharmaceuticals, Inc. (a)	25,319	1,293,801
Cullinan Therapeutics, Inc. (a) (b)	16,785	280,981
Cytokinetics, Inc. (a) (b)	36,314	1,917,379
Day One Biopharmaceuticals, Inc. (a) (b)	17,167	239,136
Denali Therapeutics, Inc. (a) (b)	40,462	1,178,658
Design Therapeutics, Inc. (a) (b)	10,875	58,507
Dianthus Therapeutics, Inc. (a) (b)	7,854	215,043
Disc Medicine, Inc. (a)	6,399	314,447
Dynavax Technologies Corp. (a)	43,478	484,345
Dyne Therapeutics, Inc. (a) (b)	26,324	945,558
Editas Medicine, Inc. (a)	16,366	55,808
Eliem Therapeutics, Inc. (a) (b)	9,995	50,875
Enanta Pharmaceuticals, Inc. (a)	6,820	70,655
Entrada Therapeutics, Inc. (a)	7,438	118,859
Erasca, Inc. (a) (b)	58,322	159,219
Fate Therapeutics, Inc. (a)	22,433	78,515
Foghorn Therapeutics, Inc. (a) (b)	8,958	83,399
Generation Bio Co. (a)	1,797	4,439
Geron Corp. (a) (b)	178,395	809,913
Halozyme Therapeutics, Inc. (a)	40,444	2,315,015
Heron Therapeutics, Inc. (a) (b)	44,720	88,993
Humacyte, Inc. (a) (b)	29,466	160,295
Ideaya Biosciences, Inc. (a) (b)	26,684	845,349
IGM Biosciences, Inc. (a)	5,061	83,709
ImmunityBio, Inc. (a) (b)	33,970	126,368
Immunome, Inc. (a)	17,053	249,315
Immunovant, Inc. (a) (b)	18,937	539,894
Inhibrx Biosciences, Inc. (a) (b)	2,756	43,159
Inovio Pharmaceuticals, Inc. (a) (b)	8,546	49,396
Inozyme Pharma, Inc. (a)	15,575	81,457
Insmed, Inc. (a) (b)	50,469	3,684,237
Intellia Therapeutics, Inc. (a) (b)	31,382	644,900
Iovance Biotherapeutics, Inc. (a) (b)	82,499	774,666
Ironwood Pharmaceuticals, Inc. (a)	46,313	190,810
iTeos Therapeutics, Inc. (a)	7,999	81,670
Janux Therapeutics, Inc. (a)	9,212	418,501
Jasper Therapeutics, Inc. (a)	3,873	72,851
KalVista Pharmaceuticals, Inc. (a) (b)	12,559	145,433
Keros Therapeutics, Inc. (a) (b)	9,619	558,575
Kiniksa Pharmaceuticals International PLC (a)	12,239	305,853
Korro Bio, Inc. (a)	2,050	68,511
Krystal Biotech, Inc. (a) (b)	8,067	1,468,436
Kura Oncology, Inc. (a) (b)	23,723	463,547
Kymera Therapeutics, Inc. (a) (b)	14,587	690,403
Larimar Therapeutics, Inc. (a) (b)	13,977	91,549
LENZ Therapeutics, Inc. (b)	4,323	102,628
Lexeo Therapeutics, Inc. (a)	8,000	72,320
Lexicon Pharmaceuticals, Inc. (a) (b)	30,635	48,097
Lyell Immunopharma, Inc. (a) (b)	15,784	21,782
MacroGenics, Inc. (a)	7,795	25,646
Security Description	Shares	Value
Biotechnology—(Continued)
Madrigal Pharmaceuticals, Inc. (a) (b)	5,704	$1,210,503
MannKind Corp. (a) (b)	86,538	544,324
MeiraGTx Holdings PLC (a) (b)	10,852	45,253
Mersana Therapeutics, Inc. (a) (b)	18,300	34,587
MiMedx Group, Inc. (a)	36,355	214,858
Mineralys Therapeutics, Inc. (a)	9,649	116,849
Mirum Pharmaceuticals, Inc. (a) (b)	12,807	499,473
Monte Rosa Therapeutics, Inc. (a) (b)	13,981	74,099
Myriad Genetics, Inc. (a)	29,131	797,898
Neurogene, Inc. (a) (b)	3,411	143,126
Nkarta, Inc. (a) (b)	17,578	79,453
Novavax, Inc. (a) (b)	46,047	581,574
Nurix Therapeutics, Inc. (a)	19,761	444,030
Nuvalent, Inc. - Class A (a) (b)	11,102	1,135,735
Ocugen, Inc. (a) (b)	46,861	46,495
Olema Pharmaceuticals, Inc. (a) (b)	13,351	159,411
Organogenesis Holdings, Inc. (a) (b)	9,596	27,445
ORIC Pharmaceuticals, Inc. (a) (b)	20,329	208,372
PepGen, Inc. (a) (b)	5,308	45,383
Perspective Therapeutics, Inc. (a) (b)	17,530	234,025
Poseida Therapeutics, Inc. (a)	22,347	63,912
Praxis Precision Medicines, Inc. (a) (b)	5,708	328,438
Precigen, Inc. (a) (b)	2,319	2,196
Prime Medicine, Inc. (a) (b)	19,230	74,420
ProKidney Corp. (a)	35,245	67,670
Protagonist Therapeutics, Inc. (a)	19,048	857,160
Prothena Corp. PLC (a)	13,899	232,530
PTC Therapeutics, Inc. (a)	24,796	919,932
Pyxis Oncology, Inc. (a) (b)	5,484	20,126
Q32 Bio, Inc. (a) (b)	2,004	89,418
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	76,802	506,125
REGENXBIO, Inc. (a)	15,149	158,913
Relay Therapeutics, Inc. (a)	32,667	231,282
Replimune Group, Inc. (a)	19,762	216,591
REVOLUTION Medicines, Inc. (a)	48,601	2,204,055
Rhythm Pharmaceuticals, Inc. (a) (b)	17,835	934,376
Rigel Pharmaceuticals, Inc. (a)	5,676	91,838
Rocket Pharmaceuticals, Inc. (a) (b)	20,993	387,741
Sage Therapeutics, Inc. (a)	17,540	126,639
Sana Biotechnology, Inc. (a) (b)	43,730	181,917
Savara, Inc. (a) (b)	37,634	159,568
Scholar Rock Holding Corp. (a) (b)	22,519	180,377
Sera Prognostics, Inc. - Class A (a) (b)	9,722	75,832
Shattuck Labs, Inc. (a) (b)	13,859	48,368
Soleno Therapeutics, Inc. (a) (b)	7,196	363,326
Solid Biosciences, Inc. (a)	7,719	53,801
SpringWorks Therapeutics, Inc. (a) (b)	22,046	706,354
Spyre Therapeutics, Inc. (a) (b)	11,344	333,627
Stoke Therapeutics, Inc. (a) (b)	11,723	144,076
Summit Therapeutics, Inc. (a) (b)	28,976	634,574
Sutro Biopharma, Inc. (a) (b)	16,371	56,644
Syndax Pharmaceuticals, Inc. (a)	26,795	515,804
Tango Therapeutics, Inc. (a) (b)	16,583	127,689
Taysha Gene Therapies, Inc. (a) (b)	34,243	68,828
TG Therapeutics, Inc. (a) (b)	45,462	1,063,356
Tourmaline Bio, Inc.	7,824	201,155
BHFTII-194

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
Travere Therapeutics, Inc. (a)	23,099	$323,155
TScan Therapeutics, Inc. (a) (b)	13,164	65,557
Twist Bioscience Corp. (a) (b)	18,727	846,086
Tyra Biosciences, Inc. (a) (b)	6,878	161,702
UroGen Pharma Ltd. (a) (b)	11,291	143,396
Vanda Pharmaceuticals, Inc. (a)	18,910	88,688
Vaxcyte, Inc. (a) (b)	38,133	4,357,458
Vera Therapeutics, Inc. (a)	13,017	575,351
Veracyte, Inc. (a)	24,557	835,920
Vericel Corp. (a)	15,505	655,086
Verve Therapeutics, Inc. (a) (b)	23,979	116,058
Vir Biotechnology, Inc. (a)	28,085	210,357
Viridian Therapeutics, Inc. (a) (b)	20,499	466,352
Voyager Therapeutics, Inc. (a) (b)	15,233	89,113
XBiotech, Inc. (a)	6,838	52,858
Xencor, Inc. (a)	19,810	398,379
XOMA Royalty Corp. (a)	2,528	66,941
Y-mAbs Therapeutics, Inc. (a) (b)	12,818	168,557
Zentalis Pharmaceuticals, Inc. (a)	19,529	71,867
Zura Bio Ltd. (a) (b)	15,333	62,252
Zymeworks, Inc. (a)	18,380	230,669
		76,425,713
Broadline Retail — 0.0%
Groupon, Inc. (a) (b)	7,516	73,506
Savers Value Village, Inc. (a) (b)	8,917	93,807
		167,313
Building Products — 1.5%
AAON, Inc.	1	108
American Woodmark Corp. (a)	5,084	475,100
Apogee Enterprises, Inc.	6,867	480,793
AZZ, Inc.	9,555	789,338
CSW Industrials, Inc. (b)	5,266	1,929,410
Gibraltar Industries, Inc. (a)	9,835	687,762
Griffon Corp.	12,016	841,120
Insteel Industries, Inc.	5,906	183,617
Janus International Group, Inc. (a) (b)	46,403	469,134
JELD-WEN Holding, Inc. (a)	27,989	442,506
Masterbrand, Inc. (a)	41,459	768,650
Quanex Building Products Corp. (b)	14,641	406,288
Resideo Technologies, Inc. (a)	46,956	945,694
Tecnoglass, Inc. (b)	7,382	506,848
UFP Industries, Inc.	19,319	2,534,846
Zurn Elkay Water Solutions Corp. (b)	45,999	1,653,204
		13,114,418
Capital Markets — 1.6%
AlTi Global, Inc. (a) (b)	11,834	44,259
Artisan Partners Asset Management, Inc. - Class A (b)	20,477	887,064
BGC Group, Inc. - Class A (b)	115,711	1,062,227
Brightsphere Investment Group, Inc.	9,015	228,981
Cohen & Steers, Inc. (b)	8,942	857,985
Diamond Hill Investment Group, Inc.	815	131,712
Donnelley Financial Solutions, Inc. (a)	8,515	560,542
Forge Global Holdings, Inc. (a)	8,820	11,554
Security Description	Shares	Value
Capital Markets—(Continued)
GCM Grosvenor, Inc. - Class A	15,754	$178,335
Hamilton Lane, Inc. - Class A	12,212	2,056,379
Moelis & Co. - Class A	22,353	1,531,404
Open Lending Corp. (a) (b)	33,748	206,538
P10, Inc. - Class A (b)	14,767	158,155
Patria Investments Ltd. - Class A	18,491	206,544
Perella Weinberg Partners	17,348	334,990
Piper Sandler Cos.	5,489	1,557,833
PJT Partners, Inc. - Class A (b)	7,671	1,022,851
Silvercrest Asset Management Group, Inc. - Class A	3,311	57,082
StepStone Group, Inc. - Class A	19,922	1,132,167
StoneX Group, Inc. (a)	8,695	711,947
Victory Capital Holdings, Inc. - Class A	13,445	744,853
Virtus Investment Partners, Inc.	2,118	443,615
WisdomTree, Inc. (b)	41,159	411,178
		14,538,195
Chemicals — 1.9%
AdvanSix, Inc.	9,088	276,093
American Vanguard Corp.	7,328	38,838
Arcadium Lithium PLC (a) (b)	334,974	954,676
Arq, Inc. (a)	1,310	7,690
ASP Isotopes, Inc. (a) (b)	17,899	49,759
Aspen Aerogels, Inc. (a)	18,968	525,224
Avient Corp.	29,357	1,477,244
Balchem Corp.	10,263	1,806,288
Cabot Corp. (b)	17,227	1,925,462
Core Molding Technologies, Inc. (a)	2,529	43,524
Ecovyst, Inc. (a)	31,407	215,138
Hawkins, Inc. (b)	6,294	802,296
HB Fuller Co.	17,797	1,412,726
Ingevity Corp. (a)	11,894	463,866
Innospec, Inc.	8,105	916,595
Intrepid Potash, Inc. (a)	3,574	85,776
Koppers Holdings, Inc.	6,870	250,961
Kronos Worldwide, Inc. (b)	7,014	87,324
LSB Industries, Inc. (a)	16,921	136,045
Mativ Holdings, Inc.	17,601	299,041
Minerals Technologies, Inc.	10,444	806,590
Orion SA	18,831	335,380
Perimeter Solutions SA (a)	43,096	579,641
PureCycle Technologies, Inc. (a) (b)	39,340	373,730
Quaker Chemical Corp.	4,549	766,461
Rayonier Advanced Materials, Inc. (a)	21,021	179,940
Sensient Technologies Corp.	13,698	1,098,854
Stepan Co.	6,784	524,064
Tronox Holdings PLC	40,030	585,639
		17,024,865
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	20,267	1,069,287
ACCO Brands Corp.	22,803	124,732
ACV Auctions, Inc. - Class A (a)	48,285	981,634
Aris Water Solutions, Inc. - Class A (b)	10,439	176,106
BrightView Holdings, Inc. (a)	18,690	294,181
Brink's Co.	14,221	1,644,516
BHFTII-195

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Commercial Services & Supplies—(Continued)
Casella Waste Systems, Inc. - Class A (a)	19,720	$1,961,943
CECO Environmental Corp. (a)	9,985	281,577
Cimpress PLC (a)	5,386	441,221
CoreCivic, Inc. (a)	34,798	440,195
Deluxe Corp. (b)	14,445	281,533
Driven Brands Holdings, Inc. (a) (b)	19,810	282,689
Ennis, Inc.	8,006	194,706
Enviri Corp. (a)	24,715	255,553
GEO Group, Inc. (a)	36,956	474,884
Healthcare Services Group, Inc. (a)	24,352	272,012
HNI Corp.	15,291	823,267
Interface, Inc.	18,734	355,384
LanzaTech Global, Inc. (a)	10,150	19,386
Liquidity Services, Inc. (a)	7,856	179,117
Matthews International Corp. - Class A	9,973	231,374
MillerKnoll, Inc. (b)	22,888	566,707
Montrose Environmental Group, Inc. (a)	10,359	272,442
OPENLANE, Inc. (a)	34,958	590,091
Perma-Fix Environmental Services, Inc. (a) (b)	4,250	52,147
Pitney Bowes, Inc. (b)	49,142	350,382
Quest Resource Holding Corp. (a) (b)	5,795	46,244
Steelcase, Inc. - Class A	30,181	407,142
UniFirst Corp.	4,789	951,335
Viad Corp. (a)	6,618	237,123
Virco Mfg. Corp. (b)	3,511	48,487
VSE Corp. (b)	5,093	421,344
		14,728,741
Communications Equipment — 0.6%
ADTRAN Holdings, Inc. (a)	18,418	109,219
Applied Optoelectronics, Inc. (a) (b)	12,151	173,881
Aviat Networks, Inc. (a)	3,608	78,041
Calix, Inc. (a)	19,121	741,703
Clearfield, Inc. (a) (b)	4,399	171,385
CommScope Holding Co., Inc. (a)	62,399	381,258
Digi International, Inc. (a)	11,390	313,567
Extreme Networks, Inc. (a)	42,397	637,227
Harmonic, Inc. (a)	35,967	524,039
Infinera Corp. (a) (b)	62,461	421,612
NETGEAR, Inc. (a)	9,255	185,655
NetScout Systems, Inc. (a)	22,528	489,984
Ribbon Communications, Inc. (a)	15,916	51,727
Viasat, Inc. (a) (b)	39,488	471,487
Viavi Solutions, Inc. (a)	66,610	600,822
		5,351,607
Construction & Engineering — 1.5%
Ameresco, Inc. - Class A (a) (b)	10,710	406,337
Arcosa, Inc.	15,776	1,494,934
Argan, Inc.	3,948	400,446
Bowman Consulting Group Ltd. (a) (b)	4,468	107,589
Centuri Holdings, Inc. (a)	4,645	75,017
Concrete Pumping Holdings, Inc. (a)	956	5,535
Construction Partners, Inc. - Class A (a)	13,798	963,100
Dycom Industries, Inc. (a)	9,012	1,776,265
Fluor Corp. (a)	54,526	2,601,435
Security Description	Shares	Value
Construction & Engineering—(Continued)
Granite Construction, Inc. (b)	14,326	$1,135,765
Great Lakes Dredge & Dock Corp. (a)	21,601	227,459
IES Holdings, Inc. (a)	2,716	542,168
Limbach Holdings, Inc. (a)	3,105	235,235
Matrix Service Co. (a)	8,744	100,818
MYR Group, Inc. (a) (b)	5,408	552,860
Northwest Pipe Co. (a)	3,497	157,820
Orion Group Holdings, Inc. (a) (b)	3,635	20,974
Primoris Services Corp.	17,388	1,009,895
Sterling Infrastructure, Inc. (a)	9,541	1,383,636
Tutor Perini Corp. (a)	15,079	409,546
		13,606,834
Construction Materials — 0.4%
Knife River Corp. (a)	18,038	1,612,417
Smith-Midland Corp. (a) (b)	1,615	53,925
Summit Materials, Inc. - Class A (a) (b)	39,354	1,535,986
U.S. Lime & Minerals, Inc.	3,435	335,462
		3,537,790
Consumer Finance — 0.8%
Atlanticus Holdings Corp. (a) (b)	1,823	63,951
Bread Financial Holdings, Inc.	15,763	750,004
Encore Capital Group, Inc. (a)	7,642	361,237
Enova International, Inc. (a)	8,013	671,409
FirstCash Holdings, Inc.	12,298	1,411,810
Green Dot Corp. - Class A (a)	17,356	203,239
LendingClub Corp. (a)	33,929	387,808
LendingTree, Inc. (a)	3,468	201,248
Medallion Financial Corp.	758	6,170
Moneylion, Inc. (a) (b)	2,820	117,171
Navient Corp. (b)	26,397	411,529
Nelnet, Inc. - Class A	4,710	533,549
NerdWallet, Inc. - Class A (a) (b)	11,864	150,791
PRA Group, Inc. (a)	12,838	287,058
PROG Holdings, Inc.	13,303	645,063
Regional Management Corp.	3,196	104,541
Upstart Holdings, Inc. (a)	25,194	1,008,012
World Acceptance Corp. (a)	1,225	144,526
		7,459,116
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc.	10,418	522,359
Chefs' Warehouse, Inc. (a) (b)	11,522	484,039
HF Foods Group, Inc. (a)	1,898	6,776
Ingles Markets, Inc. - Class A (b)	4,735	353,231
Natural Grocers by Vitamin Cottage, Inc.	3,115	92,484
PriceSmart, Inc. (b)	8,107	744,060
SpartanNash Co.	10,739	240,661
Sprouts Farmers Market, Inc. (a)	32,182	3,553,215
United Natural Foods, Inc. (a)	19,238	323,583
Village Super Market, Inc. - Class A (b)	2,910	92,509
Weis Markets, Inc. (b)	5,377	370,637
		6,783,554
BHFTII-196

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	48,171	$181,605
Greif, Inc. - Class A	8,116	508,549
Greif, Inc. - Class B	1,893	132,188
Myers Industries, Inc.	11,721	161,984
O-I Glass, Inc. (a)	50,412	661,406
Pactiv Evergreen, Inc. (b)	13,836	159,252
Ranpak Holdings Corp. (a)	7,494	48,936
TriMas Corp.	13,248	338,221
		2,192,141
Distributors — 0.1%
A-Mark Precious Metals, Inc. (b)	5,637	248,930
GigaCloud Technology, Inc. - Class A (a) (b)	7,767	178,486
Weyco Group, Inc. (b)	2,058	70,054
		497,470
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc. (a)	11,990	905,005
American Public Education, Inc. (a)	5,187	76,508
Carriage Services, Inc.	4,082	134,012
Chegg, Inc. (a)	9,295	16,452
Coursera, Inc. (a) (b)	45,303	359,706
European Wax Center, Inc. - Class A (a) (b)	11,678	79,410
Frontdoor, Inc. (a)	25,313	1,214,771
Graham Holdings Co. - Class B	1,032	848,015
Laureate Education, Inc.	43,659	725,176
Lincoln Educational Services Corp. (a)	7,662	91,484
Mister Car Wash, Inc. (a)	31,014	201,901
OneSpaWorld Holdings Ltd.	32,721	540,224
Perdoceo Education Corp.	21,331	474,402
Strategic Education, Inc.	7,223	668,489
Stride, Inc. (a) (b)	13,847	1,181,288
Udemy, Inc. (a) (b)	31,562	234,821
Universal Technical Institute, Inc. (a)	12,954	210,632
		7,962,296
Diversified REITs — 0.7%
Alexander & Baldwin, Inc.	23,869	458,285
Alpine Income Property Trust, Inc.	4,463	81,227
American Assets Trust, Inc.	15,450	412,824
Armada Hoffler Properties, Inc.	21,626	234,209
Broadstone Net Lease, Inc. (b)	60,824	1,152,615
CTO Realty Growth, Inc.	5,972	113,587
Empire State Realty Trust, Inc. - Class A	43,623	483,343
Essential Properties Realty Trust, Inc. (b)	55,727	1,903,077
Gladstone Commercial Corp.	13,245	215,099
Global Net Lease, Inc. (b)	60,411	508,661
NexPoint Diversified Real Estate Trust	11,861	74,131
One Liberty Properties, Inc. (b)	5,452	150,148
		5,787,206
Diversified Telecommunication Services — 0.7%
Anterix, Inc. (a) (b)	3,203	120,625
AST SpaceMobile, Inc. (a) (b)	42,919	1,122,332
ATN International, Inc.	3,399	109,924
Security Description	Shares	Value
Diversified Telecommunication Services—(Continued)
Bandwidth, Inc. - Class A (a)	8,108	$141,971
Cogent Communications Holdings, Inc. (b)	14,301	1,085,732
Consolidated Communications Holdings, Inc. (a)	15,646	72,597
Globalstar, Inc. (a) (b)	201,497	249,856
IDT Corp. - Class B	5,006	191,079
Liberty Latin America Ltd. - Class A (a)	10,944	104,844
Liberty Latin America Ltd. - Class C (a) (b)	41,829	396,957
Lumen Technologies, Inc. (a)	318,017	2,257,921
Shenandoah Telecommunications Co.	14,773	208,447
		6,062,285
Electric Utilities — 0.8%
ALLETE, Inc.	18,859	1,210,559
Genie Energy Ltd. - Class B	4,094	66,528
Hawaiian Electric Industries, Inc. (a)	53,493	517,812
MGE Energy, Inc.	11,837	1,082,494
Otter Tail Corp. (b)	13,450	1,051,252
Portland General Electric Co.	33,003	1,580,844
TXNM Energy, Inc.	29,237	1,279,703
		6,789,192
Electrical Equipment — 1.2%
Allient, Inc.	4,654	88,379
American Superconductor Corp. (a)	11,149	263,116
Array Technologies, Inc. (a) (b)	49,997	329,980
Atkore, Inc.	11,938	1,011,626
Blink Charging Co. (a) (b)	7,937	13,652
Bloom Energy Corp. - Class A (a) (b)	64,705	683,285
ChargePoint Holdings, Inc. (a) (b)	128,919	176,619
EnerSys	12,936	1,320,119
Enovix Corp. (a) (b)	48,536	453,326
Fluence Energy, Inc. (a) (b)	19,348	439,393
FuelCell Energy, Inc. (a)	55,515	21,096
GrafTech International Ltd. (a) (b)	36,045	47,579
LSI Industries, Inc.	8,816	142,378
Net Power, Inc. (a) (b)	7,281	51,040
NEXTracker, Inc. - Class A (a) (b)	46,157	1,729,964
NuScale Power Corp. (a) (b)	25,560	295,985
Plug Power, Inc. (a) (b)	238,660	539,372
Powell Industries, Inc.	2,983	662,196
Preformed Line Products Co.	876	112,198
Shoals Technologies Group, Inc. - Class A (a)	56,368	316,225
Sunrun, Inc. (a) (b)	71,094	1,283,958
Thermon Group Holdings, Inc. (a)	10,288	306,994
TPI Composites, Inc. (a) (b)	3,632	16,526
Vicor Corp. (a)	7,241	304,846
		10,609,852
Electronic Equipment, Instruments & Components — 2.9%
Advanced Energy Industries, Inc.	12,164	1,280,139
Arlo Technologies, Inc. (a) (b)	30,991	375,301
Badger Meter, Inc. (b)	9,357	2,043,662
Bel Fuse, Inc. - Class A	619	61,547
Bel Fuse, Inc. - Class B	3,517	276,120
Belden, Inc. (b)	13,181	1,543,891
Benchmark Electronics, Inc.	11,182	495,586
BHFTII-197

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components—(Continued)
Climb Global Solutions, Inc.	1,406	$139,953
CTS Corp.	9,467	458,014
Daktronics, Inc. (a) (b)	12,051	155,578
ePlus, Inc. (a)	8,442	830,186
Evolv Technologies Holdings, Inc. (a) (b)	42,858	173,575
Fabrinet (a) (b)	11,644	2,753,107
FARO Technologies, Inc. (a)	6,602	126,362
Insight Enterprises, Inc. (a) (b) (c)	8,861	1,908,571
Iteris, Inc. (a)	8,034	57,363
Itron, Inc. (a)	14,524	1,551,309
Kimball Electronics, Inc. (a)	7,836	145,044
Knowles Corp. (a)	27,756	500,441
Lightwave Logic, Inc. (a) (b)	39,253	108,338
Methode Electronics, Inc.	11,132	133,139
MicroVision, Inc. (a) (b)	30,544	34,820
Mirion Technologies, Inc. (a)	65,296	722,827
Napco Security Technologies, Inc.	11,464	463,833
nLight, Inc. (a)	14,866	158,918
Novanta, Inc. (a)	11,410	2,041,477
OSI Systems, Inc. (a) (b)	5,268	799,840
Ouster, Inc. (a)	14,484	91,249
PAR Technology Corp. (a) (b)	11,662	607,357
PC Connection, Inc.	3,547	267,550
Plexus Corp. (a) (c)	8,813	1,204,825
Powerfleet, Inc. NJ (a) (b)	21,213	106,065
Richardson Electronics Ltd. (b)	3,978	49,089
Rogers Corp. (a)	6,109	690,378
Sanmina Corp. (a)	17,163	1,174,807
ScanSource, Inc. (a)	8,101	389,091
SmartRent, Inc. (a) (b)	40,175	69,503
TTM Technologies, Inc. (a)	32,843	599,385
Vishay Intertechnology, Inc. (b)	41,069	776,615
Vishay Precision Group, Inc. (a)	4,194	108,625
		25,473,480
Energy Equipment & Services — 2.1%
Archrock, Inc.	53,357	1,079,946
Atlas Energy Solutions, Inc. (b)	22,278	485,660
Borr Drilling Ltd. (a)	77,646	426,277
Bristow Group, Inc. (a)	8,025	278,387
Cactus, Inc. - Class A (b)	21,302	1,271,090
ChampionX Corp.	60,592	1,826,849
Core Laboratories, Inc. (b)	15,744	291,736
DMC Global, Inc. (a)	6,765	87,810
Expro Group Holdings NV (a) (b)	30,818	529,145
Forum Energy Technologies, Inc. (a)	3,314	51,234
Helix Energy Solutions Group, Inc. (a)	46,922	520,834
Helmerich & Payne, Inc.	31,431	956,131
Innovex International, Inc. (a)	11,785	173,004
Kodiak Gas Services, Inc. (b)	6,706	194,474
Liberty Energy, Inc.	52,502	1,002,263
Nabors Industries Ltd. (a)	3,057	197,085
Natural Gas Services Group, Inc. (a)	3,564	68,108
Newpark Resources, Inc. (a)	27,095	187,768
Noble Corp. PLC (b)	43,801	1,582,968
Oceaneering International, Inc. (a) (b)	32,888	817,925
Security Description	Shares	Value
Energy Equipment & Services—(Continued)
Oil States International, Inc. (a)	11,115	$51,129
Patterson-UTI Energy, Inc. (b)	124,429	951,882
ProFrac Holding Corp. - Class A (a) (b)	8,200	55,678
ProPetro Holding Corp. (a)	27,695	212,144
Ranger Energy Services, Inc.	5,274	62,813
RPC, Inc. (b)	26,611	169,246
SEACOR Marine Holdings, Inc. (a)	8,136	78,512
Seadrill Ltd. (a)	21,990	873,883
Select Water Solutions, Inc.	29,775	331,396
Solaris Energy Infrastructure, Inc.	9,212	117,545
TETRA Technologies, Inc. (a) (b)	27,256	84,494
Tidewater, Inc. (a)	15,854	1,138,159
Transocean Ltd. (a) (b)	237,105	1,007,696
Valaris Ltd. (a) (b)	20,441	1,139,586
		18,302,857
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. - Class A (a)	108,461	493,498
Atlanta Braves Holdings, Inc. - Class A (a) (b)	3,713	156,503
Atlanta Braves Holdings, Inc. - Class C (a)	16,327	649,815
Cinemark Holdings, Inc. (a) (b)	35,908	999,679
Eventbrite, Inc. - Class A (a) (b)	12,470	34,043
IMAX Corp. (a) (b)	13,475	276,372
Lions Gate Entertainment Corp. - Class A (a)	14,197	111,162
Lions Gate Entertainment Corp. - Class B (a)	37,947	262,593
Madison Square Garden Entertainment Corp. (a)	13,054	555,187
Marcus Corp.	7,922	119,384
Reservoir Media, Inc. (a) (b)	7,562	61,328
Sphere Entertainment Co. (a)	9,098	401,950
Vivid Seats, Inc. - Class A (a)	26,185	96,884
		4,218,398
Financial Services — 2.6%
Acacia Research Corp. (a)	3,376	15,732
Alerus Financial Corp.	6,186	141,536
AvidXchange Holdings, Inc. (a)	56,797	460,624
Banco Latinoamericano de Comercio Exterior SA	8,379	272,234
Burford Capital Ltd. (b)	65,398	867,177
Cannae Holdings, Inc.	18,340	349,560
Cantaloupe, Inc. (a)	12,441	92,063
Cass Information Systems, Inc.	4,551	188,775
Compass Diversified Holdings	21,838	483,275
Enact Holdings, Inc.	9,342	339,395
Essent Group Ltd.	33,232	2,136,485
EVERTEC, Inc. (b)	20,964	710,470
Federal Agricultural Mortgage Corp. - Class C (b)	2,906	544,613
Flywire Corp. (a)	39,474	646,979
HA Sustainable Infrastructure Capital, Inc. (b)	36,539	1,259,499
I3 Verticals, Inc. - Class A (a)	7,082	150,917
International Money Express, Inc. (a)	11,455	211,803
Jackson Financial, Inc. - Class A (b)	24,423	2,228,110
Marqeta, Inc. - Class A (a)	152,187	748,760
Merchants Bancorp	5,587	251,192
Mr. Cooper Group, Inc. (a)	20,268	1,868,304
NCR Atleos Corp. (a) (b)	23,590	673,023
NewtekOne, Inc.	8,049	100,291
BHFTII-198

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Financial Services—(Continued)
NMI Holdings, Inc. (a)	24,752	$1,019,535
Onity Group, Inc. (a)	2,204	70,396
Pagseguro Digital Ltd. - Class A (a)	62,265	536,102
Payoneer Global, Inc. (a)	92,745	698,370
Paysafe Ltd. (a)	9,881	221,631
Paysign, Inc. (a)	885	3,248
PennyMac Financial Services, Inc.	8,691	990,513
Radian Group, Inc. (b)	48,017	1,665,710
Remitly Global, Inc. (a)	47,452	635,382
Repay Holdings Corp. (a)	29,467	240,451
Sezzle, Inc. (a) (b)	815	139,031
StoneCo Ltd. - Class A (a)	93,045	1,047,687
Velocity Financial, Inc. (a) (b)	2,976	58,359
Walker & Dunlop, Inc. (b)	10,444	1,186,334
Waterstone Financial, Inc.	5,854	86,054
		23,339,620
Food Products — 0.9%
Alico, Inc. (b)	2,158	60,359
B&G Foods, Inc. (b)	23,543	209,062
Beyond Meat, Inc. (a) (b)	12,880	87,326
BRC, Inc. - Class A (a)	5,494	18,789
Calavo Growers, Inc.	5,820	166,045
Cal-Maine Foods, Inc.	13,348	998,964
Dole PLC	24,276	395,456
Fresh Del Monte Produce, Inc.	11,441	337,967
Hain Celestial Group, Inc. (a)	29,430	253,981
J&J Snack Foods Corp. (b)	4,966	854,748
J.M. Smucker Co.	1	121
John B Sanfilippo & Son, Inc.	3,011	283,967
Lancaster Colony Corp.	6,364	1,123,691
Limoneira Co. (b)	5,916	156,774
Mama's Creations, Inc. (a)	11,318	82,621
Mission Produce, Inc. (a) (b)	15,099	193,569
Seneca Foods Corp. - Class A (a)	1,733	108,018
Simply Good Foods Co. (a)	29,695	1,032,495
SunOpta, Inc. (a)	34,321	218,968
TreeHouse Foods, Inc. (a)	14,970	628,441
Utz Brands, Inc. (b)	21,375	378,338
Vital Farms, Inc. (a)	10,627	372,689
Westrock Coffee Co. (a) (b)	9,879	64,214
WK Kellogg Co. (b)	21,559	368,875
		8,395,478
Gas Utilities — 1.0%
Brookfield Infrastructure Corp. - Class A (b)	37,946	1,647,995
Chesapeake Utilities Corp.	7,179	891,416
New Jersey Resources Corp.	31,903	1,505,822
Northwest Natural Holding Co. (b)	12,039	491,432
ONE Gas, Inc. (b)	18,290	1,361,142
RGC Resources, Inc.	2,683	60,555
Southwest Gas Holdings, Inc.	19,778	1,458,825
Spire, Inc. (b)	18,130	1,219,968
		8,637,155
Security Description	Shares	Value
Ground Transportation — 0.5%
ArcBest Corp. (b)	7,666	$831,378
Covenant Logistics Group, Inc.	3,144	166,129
FTAI Infrastructure, Inc. (b)	34,332	321,348
Heartland Express, Inc.	14,714	180,688
Hertz Global Holdings, Inc. (a) (b)	28,505	94,066
Marten Transport Ltd. (b)	18,948	335,380
Proficient Auto Logistics, Inc. (a)	5,116	72,545
RXO, Inc. (a)	44,224	1,238,272
Universal Logistics Holdings, Inc. (b)	2,513	108,335
Werner Enterprises, Inc.	19,450	750,575
		4,098,716
Health Care Equipment & Supplies — 3.2%
Accuray, Inc. (a)	9,730	17,514
Alphatec Holdings, Inc. (a) (b)	33,557	186,577
AngioDynamics, Inc. (a)	12,461	96,947
Artivion, Inc. (a) (b)	12,730	338,873
AtriCure, Inc. (a) (b)	15,592	437,200
Avanos Medical, Inc. (a)	15,903	382,149
Axogen, Inc. (a)	13,280	186,186
Axonics, Inc. (a) (b)	16,578	1,153,829
Bioventus, Inc. - Class A (a) (b)	12,949	154,740
Cerus Corp. (a) (b)	59,921	104,262
CONMED Corp. (b)	9,866	709,563
Embecta Corp.	19,687	277,587
Glaukos Corp. (a)	15,577	2,029,372
Haemonetics Corp. (a) (b)	16,324	1,312,123
ICU Medical, Inc. (a)	6,981	1,272,078
Inari Medical, Inc. (a)	17,233	710,689
Inmode Ltd. (a) (b)	26,069	441,869
Inogen, Inc. (a)	7,678	74,477
Integer Holdings Corp. (a) (b)	10,847	1,410,110
Integra LifeSciences Holdings Corp. (a)	22,334	405,809
iRadimed Corp.	2,491	125,272
iRhythm Technologies, Inc. (a) (b)	10,173	755,243
Lantheus Holdings, Inc. (a)	22,105	2,426,024
LeMaitre Vascular, Inc.	6,614	614,374
LivaNova PLC (a)	17,753	932,743
Merit Medical Systems, Inc. (a)	18,610	1,839,226
Neogen Corp. (a) (b)	70,176	1,179,659
Nevro Corp. (a)	4,645	25,965
Novocure Ltd. (a) (b)	34,711	542,533
Omnicell, Inc. (a)	14,912	650,163
OraSure Technologies, Inc. (a)	29,707	126,849
Orthofix Medical, Inc. (a)	12,079	188,674
OrthoPediatrics Corp. (a) (b)	5,617	152,277
Paragon 28, Inc. (a) (b)	15,954	106,573
PROCEPT BioRobotics Corp. (a) (b)	13,825	1,107,659
Pulmonx Corp. (a)	12,235	101,428
Pulse Biosciences, Inc. (a) (b)	5,792	101,592
RxSight, Inc. (a)	11,545	570,669
SI-BONE, Inc. (a) (b)	13,425	187,681
Sight Sciences, Inc. (a) (b)	12,071	76,047
STAAR Surgical Co. (a)	16,115	598,672
Surmodics, Inc. (a) (b)	4,747	184,089
Tactile Systems Technology, Inc. (a) (b)	7,825	114,323
BHFTII-199

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Tandem Diabetes Care, Inc. (a) (b)	21,086	$894,257
TransMedics Group, Inc. (a) (b)	10,438	1,638,766
Treace Medical Concepts, Inc. (a)	16,496	95,677
UFP Technologies, Inc. (a) (b)	2,363	748,362
Utah Medical Products, Inc. (b)	1,293	86,515
Varex Imaging Corp. (a)	12,322	146,878
Zimvie, Inc. (a)	9,020	143,147
		28,163,291
Health Care Providers & Services — 2.8%
Accolade, Inc. (a)	24,410	93,979
AdaptHealth Corp. (a)	32,179	361,370
Addus HomeCare Corp. (a)	5,588	743,372
agilon health, Inc. (a)	89,675	352,423
Alignment Healthcare, Inc. (a) (b)	33,052	390,675
AMN Healthcare Services, Inc. (a) (b)	12,778	541,659
Ardent Health Partners, Inc. (a)	4,145	76,185
Astrana Health, Inc. (a)	14,378	833,061
Aveanna Healthcare Holdings, Inc. (a)	18,054	93,881
BrightSpring Health Services, Inc. (a) (b)	18,040	264,827
Brookdale Senior Living, Inc. (a)	62,502	424,389
Castle Biosciences, Inc. (a)	7,804	222,570
Community Health Systems, Inc. (a)	40,006	242,836
Concentra Group Holdings Parent, Inc. (a) (b)	7,468	166,984
CorVel Corp. (a) (b)	2,889	944,385
Cross Country Healthcare, Inc. (a)	10,985	147,638
DocGo, Inc. (a) (b)	34,375	114,125
Enhabit, Inc. (a)	17,210	135,959
Ensign Group, Inc. (b)	17,735	2,550,648
Fulgent Genetics, Inc. (a) (b)	7,417	161,171
GeneDx Holdings Corp. (a) (b)	4,112	174,513
Guardant Health, Inc. (a)	38,398	880,850
HealthEquity, Inc. (a)	26,968	2,207,331
Hims & Hers Health, Inc. (a)	61,836	1,139,019
LifeStance Health Group, Inc. (a)	45,236	316,652
ModivCare, Inc. (a) (b)	4,229	60,390
Nano-X Imaging Ltd. (a) (b)	18,265	111,051
National HealthCare Corp. (b)	4,077	512,764
National Research Corp.	4,600	105,156
NeoGenomics, Inc. (a)	41,576	613,246
OmniAb, Inc. (a) (b) (d) (e)	4,218	0
OPKO Health, Inc. (a) (b)	76,686	114,262
Option Care Health, Inc. (a)	54,865	1,717,275
Owens & Minor, Inc. (a)	24,268	380,765
PACS Group, Inc. (a) (b)	12,966	518,251
Patterson Cos., Inc.	26,122	570,504
Pediatrix Medical Group, Inc. (a)	28,941	335,426
Pennant Group, Inc. (a)	9,146	326,512
Performant Financial Corp. (a) (b)	12,540	46,900
PetIQ, Inc. (a)	9,493	292,100
Privia Health Group, Inc. (a) (b)	33,379	607,832
Progyny, Inc. (a)	27,500	460,900
RadNet, Inc. (a)	21,506	1,492,301
Select Medical Holdings Corp.	34,769	1,212,395
Surgery Partners, Inc. (a) (b)	25,032	807,032
Talkspace, Inc. (a)	21,241	44,394
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
U.S. Physical Therapy, Inc.	4,906	$415,195
Viemed Healthcare, Inc. (a)	11,496	84,266
		24,409,419
Health Care REITs — 0.7%
American Healthcare REIT, Inc.	26,936	703,030
CareTrust REIT, Inc.	45,555	1,405,827
Community Healthcare Trust, Inc.	8,914	161,789
Diversified Healthcare Trust	60,067	251,681
Global Medical REIT, Inc.	19,826	196,476
LTC Properties, Inc. (b)	13,972	512,633
National Health Investors, Inc. (b)	13,343	1,121,612
Sabra Health Care REIT, Inc.	75,202	1,399,509
Universal Health Realty Income Trust	4,263	195,032
		5,947,589
Health Care Technology — 0.4%
Definitive Healthcare Corp. (a)	18,133	81,054
Evolent Health, Inc. - Class A (a)	37,600	1,063,328
Health Catalyst, Inc. (a)	17,486	142,336
HealthStream, Inc.	7,620	219,761
LifeMD, Inc. (a)	11,910	62,408
OptimizeRx Corp. (a)	5,787	44,676
Phreesia, Inc. (a) (b)	17,014	387,749
Schrodinger, Inc. (a) (b)	18,164	336,942
Simulations Plus, Inc.	5,451	174,541
Teladoc Health, Inc. (a) (b)	55,503	509,518
Waystar Holding Corp. (a)	13,958	389,289
		3,411,602
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc.	74,086	1,100,177
Braemar Hotels & Resorts, Inc. (b)	7,633	23,586
Chatham Lodging Trust	15,745	134,147
DiamondRock Hospitality Co.	63,684	555,961
Pebblebrook Hotel Trust (b)	37,645	498,043
RLJ Lodging Trust	45,222	415,138
Ryman Hospitality Properties, Inc. (b)	18,657	2,000,777
Service Properties Trust (b)	45,048	205,419
Summit Hotel Properties, Inc. (b)	28,038	192,341
Sunstone Hotel Investors, Inc.	62,121	641,089
Xenia Hotels & Resorts, Inc.	34,808	514,114
		6,280,792
Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc. (a)	16,295	189,348
Bally's Corp. (a)	8,988	155,043
BJ's Restaurants, Inc. (a) (b)	6,190	201,546
Bloomin' Brands, Inc. (b)	25,721	425,168
Brinker International, Inc. (a)	14,331	1,096,751
Cheesecake Factory, Inc. (b)	15,303	620,537
Chuy's Holdings, Inc. (a)	6,087	227,654
Cracker Barrel Old Country Store, Inc. (b)	7,220	327,427
Dave & Buster's Entertainment, Inc. (a)	10,937	372,405
Denny's Corp. (a) (b)	14,334	92,454
BHFTII-200

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Despegar.com Corp. (a)	20,080	$248,992
Dine Brands Global, Inc.	5,258	164,207
El Pollo Loco Holdings, Inc. (a)	8,952	122,642
Everi Holdings, Inc. (a) (b)	24,133	317,108
First Watch Restaurant Group, Inc. (a) (b)	10,101	157,576
Full House Resorts, Inc. (a)	2,286	11,476
Global Business Travel Group I (a) (b)	41,411	318,451
Golden Entertainment, Inc. (b)	7,102	225,773
Hilton Grand Vacations, Inc. (a) (b)	23,274	845,312
Inspired Entertainment, Inc. (a) (b)	7,099	65,808
International Game Technology PLC	37,017	788,462
Jack in the Box, Inc. (b)	6,636	308,839
Krispy Kreme, Inc.	29,632	318,248
Kura Sushi USA, Inc. - Class A (a) (b)	1,965	158,300
Life Time Group Holdings, Inc. (a)	19,339	472,258
Lindblad Expeditions Holdings, Inc. (a) (b)	10,934	101,139
Monarch Casino & Resort, Inc.	4,396	348,471
Nathan's Famous, Inc.	956	77,340
Papa John's International, Inc. (b)	10,831	583,466
PlayAGS, Inc. (a)	12,041	137,147
Portillo's, Inc. - Class A (a) (b)	17,976	242,137
Potbelly Corp. (a)	9,106	75,944
RCI Hospitality Holdings, Inc. (b)	2,918	129,997
Red Rock Resorts, Inc. - Class A	16,000	871,040
Rush Street Interactive, Inc. (a)	25,142	272,791
Sabre Corp. (a) (b)	109,340	401,278
Shake Shack, Inc. - Class A (a)	12,364	1,276,088
Six Flags Entertainment Corp.	29,729	1,198,376
Super Group SGHC Ltd.	50,021	181,576
Sweetgreen, Inc. - Class A (a) (b)	32,218	1,142,128
Target Hospitality Corp. (a)	9,863	76,734
United Parks & Resorts, Inc. (a)	11,375	575,575
Xponential Fitness, Inc. - Class A (a) (b)	8,434	104,582
		16,027,594
Household Durables — 2.3%
Beazer Homes USA, Inc. (a)	9,853	336,677
Cavco Industries, Inc. (a)	2,724	1,166,526
Century Communities, Inc. (b)	9,085	935,573
Champion Homes, Inc. (a)	16,992	1,611,691
Cricut, Inc. - Class A (b)	15,768	109,272
Dream Finders Homes, Inc. - Class A (a) (b)	9,251	334,979
Ethan Allen Interiors, Inc.	7,632	243,384
Flexsteel Industries, Inc.	1,547	68,517
GoPro, Inc. - Class A (a) (b)	10,746	14,615
Green Brick Partners, Inc. (a)	10,238	855,078
Hamilton Beach Brands Holding Co. - Class A	2,859	86,999
Helen of Troy Ltd. (a) (b)	7,021	434,249
Hooker Furnishings Corp.	3,731	67,456
Hovnanian Enterprises, Inc. - Class A (a)	1,523	311,256
Installed Building Products, Inc. (b)	7,613	1,874,853
iRobot Corp. (a)	8,888	77,237
KB Home (b)	21,396	1,833,423
Landsea Homes Corp. (a)	7,257	89,624
La-Z-Boy, Inc.	13,970	599,732
Legacy Housing Corp. (a) (b)	3,039	83,117
Security Description	Shares	Value
Household Durables—(Continued)
LGI Homes, Inc. (a)	6,798	$805,699
Lovesac Co. (a)	4,517	129,412
M/I Homes, Inc. (a)	8,512	1,458,616
Meritage Homes Corp. (c)	11,472	2,352,563
Sonos, Inc. (a)	40,121	493,087
Taylor Morrison Home Corp. (a)	32,679	2,296,027
Tri Pointe Homes, Inc. (a)	29,464	1,335,014
Vizio Holding Corp. - Class A (a) (b)	29,259	326,823
Worthington Enterprises, Inc.	10,048	416,490
		20,747,989
Household Products — 0.3%
Central Garden & Pet Co. (Voting Shares) (a) (b)	3,370	122,904
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	16,462	516,907
Energizer Holdings, Inc.	23,416	743,692
Oil-Dri Corp. of America	1,659	114,454
WD-40 Co. (b)	4,266	1,100,116
		2,598,073
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc. (a) (b)	21,267	67,629
Montauk Renewables, Inc. (a)	21,850	113,839
Ormat Technologies, Inc. (b)	17,527	1,348,527
Sunnova Energy International, Inc. (a) (b)	33,221	323,573
		1,853,568
Industrial Conglomerates — 0.0%
Brookfield Business Corp. - Class A	9,192	232,833
Industrial REITs — 0.5%
Industrial Logistics Properties Trust	13,036	62,051
Innovative Industrial Properties, Inc.	9,159	1,232,802
LXP Industrial Trust	90,287	907,384
Plymouth Industrial REIT, Inc.	12,610	284,986
Terreno Realty Corp.	30,412	2,032,434
		4,519,657
Insurance — 1.8%
Ambac Financial Group, Inc. (a)	13,373	149,911
American Coastal Insurance Corp. - Class C (a)	6,686	75,351
AMERISAFE, Inc.	6,171	298,245
Baldwin Insurance Group, Inc. (a) (b)	21,408	1,066,118
Bowhead Specialty Holdings, Inc. (a)	2,480	69,465
CNO Financial Group, Inc.	33,638	1,180,694
Crawford & Co. - Class A	4,656	51,076
Donegal Group, Inc. - Class A	5,184	76,412
Employers Holdings, Inc.	7,674	368,122
Enstar Group Ltd. (a)	4,116	1,323,665
F&G Annuities & Life, Inc.	6,468	289,249
Fidelis Insurance Holdings Ltd.	15,923	287,569
Genworth Financial, Inc. (a)	135,398	927,476
Goosehead Insurance, Inc. - Class A (a) (b)	7,140	637,602
Greenlight Capital Re Ltd. - Class A (a) (b)	8,140	111,111
Hamilton Insurance Group Ltd. - Class B (a)	12,903	249,544
HCI Group, Inc. (b)	2,646	283,281
Heritage Insurance Holdings, Inc. (a)	7,545	92,351
BHFTII-201

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Insurance—(Continued)
Hippo Holdings, Inc. (a) (b)	6,661	$112,438
Horace Mann Educators Corp.	13,726	479,724
Investors Title Co.	444	102,031
James River Group Holdings Ltd.	5,154	32,316
Lemonade, Inc. (a) (b)	17,084	281,715
MBIA, Inc. (a) (b)	3,443	12,292
Mercury General Corp.	8,711	548,619
Oscar Health, Inc. - Class A (a)	63,378	1,344,247
Palomar Holdings, Inc. (a)	7,959	753,479
ProAssurance Corp. (a)	16,084	241,903
Root, Inc. - Class A (a) (b)	2,889	109,146
Safety Insurance Group, Inc.	4,806	393,035
Selective Insurance Group, Inc.	19,291	1,799,850
Selectquote, Inc. (a)	22,436	48,686
SiriusPoint Ltd. (a)	32,092	460,199
Skyward Specialty Insurance Group, Inc. (a)	12,180	496,091
Stewart Information Services Corp. (b)	8,566	640,223
Tiptree, Inc.	8,231	161,081
Trupanion, Inc. (a)	10,730	450,445
United Fire Group, Inc.	6,854	143,454
Universal Insurance Holdings, Inc.	7,898	175,020
		16,323,236
Interactive Media & Services — 0.6%
Bumble, Inc. - Class A (a) (b)	34,027	217,092
Cargurus, Inc. (a)	28,721	862,492
Cars.com, Inc. (a)	21,736	364,295
EverQuote, Inc. - Class A (a)	8,209	173,128
fuboTV, Inc. (a) (b)	96,554	137,107
Getty Images Holdings, Inc. (a) (b)	33,942	129,319
Grindr, Inc. (a) (b)	8,325	99,317
MediaAlpha, Inc. - Class A (a)	9,813	177,713
Nextdoor Holdings, Inc. (a) (b)	40,470	100,366
Outbrain, Inc. (a)	13,420	65,221
QuinStreet, Inc. (a)	18,173	347,649
Shutterstock, Inc.	7,975	282,076
TrueCar, Inc. (a)	15,167	52,326
Vimeo, Inc. (a)	49,231	248,617
Webtoon Entertainment, Inc. (a)	5,281	60,415
Yelp, Inc. (a)	21,466	753,027
Ziff Davis, Inc. (a)	14,795	719,925
ZipRecruiter, Inc. - Class A (a) (b)	22,136	210,292
		5,000,377
IT Services — 0.7%
Applied Digital Corp. (a) (b)	38,421	316,973
ASGN, Inc. (a)	14,671	1,367,777
Backblaze, Inc. - Class A (a)	13,678	87,402
BigBear.ai Holdings, Inc. (a) (b)	8,596	12,550
BigCommerce Holdings, Inc. - Series 1 (a)	21,617	126,460
Core Scientific, Inc. (a) (b)	58,365	692,209
Couchbase, Inc. (a)	12,864	207,368
DigitalOcean Holdings, Inc. (a) (b)	21,439	865,921
Fastly, Inc. - Class A (a) (b)	41,994	317,895
Grid Dynamics Holdings, Inc. (a)	18,662	261,268
Hackett Group, Inc.	8,402	220,721
Security Description	Shares	Value
IT Services—(Continued)
Perficient, Inc. (a)	11,285	$851,792
Rackspace Technology, Inc. (a)	2,964	7,262
Squarespace, Inc. - Class A (a)	19,817	920,103
Thoughtworks Holding, Inc. (a) (b)	34,022	150,377
Tucows, Inc. - Class A (a) (b)	3,376	70,525
Unisys Corp. (a)	14,346	81,485
		6,558,088
Leisure Products — 0.4%
Acushnet Holdings Corp. (b)	9,179	585,161
AMMO, Inc. (a) (b)	33,699	48,190
Clarus Corp.	691	3,110
Escalade, Inc.	3,400	47,838
Funko, Inc. - Class A (a)	11,860	144,929
JAKKS Pacific, Inc. (a)	2,462	62,830
Johnson Outdoors, Inc. - Class A (b)	1,720	62,264
Latham Group, Inc. (a)	13,676	92,997
Malibu Boats, Inc. - Class A (a) (b)	6,721	260,842
MasterCraft Boat Holdings, Inc. (a) (b)	5,986	109,005
Peloton Interactive, Inc. - Class A (a) (b)	110,247	515,956
Smith & Wesson Brands, Inc.	14,892	193,298
Sturm Ruger & Co., Inc.	5,258	219,153
Topgolf Callaway Brands Corp. (a) (b)	45,286	497,240
Vista Outdoor, Inc. (a)	18,971	743,284
		3,586,097
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp. (a) (b)	38,281	195,999
BioLife Solutions, Inc. (a) (b)	11,463	287,033
ChromaDex Corp. (a)	5,115	18,670
Codexis, Inc. (a)	10,013	30,840
CryoPort, Inc. (a) (b)	14,366	116,508
Cytek Biosciences, Inc. (a)	40,201	222,713
Maravai LifeSciences Holdings, Inc. - Class A (a)	36,476	303,115
MaxCyte, Inc. (a) (b)	35,058	136,376
Mesa Laboratories, Inc. (b)	1,730	224,658
Nautilus Biotechnology, Inc. (a)	17,219	49,074
OmniAb, Inc. (a) (b)	32,073	135,669
Pacific Biosciences of California, Inc. (a) (b)	69,381	117,948
Quanterix Corp. (a) (b)	11,230	145,541
Standard BioTools, Inc. (a)	78,828	152,138
		2,136,282
Machinery — 3.7%
3D Systems Corp. (a) (b)	25,283	71,804
Alamo Group, Inc.	3,336	600,914
Albany International Corp. - Class A	10,154	902,183
Astec Industries, Inc. (b)	7,396	236,228
Atmus Filtration Technologies, Inc.	27,360	1,026,821
Barnes Group, Inc.	15,278	617,384
Blue Bird Corp. (a)	10,469	502,093
Chart Industries, Inc. (a) (b)	13,719	1,703,077
Columbus McKinnon Corp.	9,111	327,996
Douglas Dynamics, Inc.	7,665	211,401
Eastern Co.	1,739	56,431
Energy Recovery, Inc. (a)	18,562	322,793
BHFTII-202

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Machinery—(Continued)
Enerpac Tool Group Corp. (b)	17,412	$729,389
Enpro, Inc.	6,829	1,107,527
ESCO Technologies, Inc.	8,421	1,086,141
Federal Signal Corp.	19,077	1,782,936
Franklin Electric Co., Inc.	14,312	1,500,184
Gencor Industries, Inc. (a)	3,563	74,324
Gorman-Rupp Co.	7,300	284,335
Graham Corp. (a)	3,388	100,251
Greenbrier Cos., Inc. (b)	9,698	493,531
Helios Technologies, Inc.	10,831	516,639
Hillenbrand, Inc. (b)	22,844	635,063
Hillman Solutions Corp. (a)	65,799	694,837
Hyliion Holdings Corp. (a) (b)	50,455	125,128
Hyster-Yale, Inc.	3,777	240,859
John Bean Technologies Corp. (b)	10,334	1,018,002
Kadant, Inc. (b)	3,812	1,288,456
Kennametal, Inc. (b)	25,387	658,285
L.B. Foster Co. - Class A (a)	3,003	61,351
Lindsay Corp.	3,673	457,803
Luxfer Holdings PLC	8,670	112,276
Manitowoc Co., Inc. (a)	11,464	110,284
Mayville Engineering Co., Inc. (a)	3,733	78,692
Miller Industries, Inc.	4,021	245,281
Mueller Industries, Inc.	35,675	2,643,517
Mueller Water Products, Inc. - Class A	49,823	1,081,159
NN, Inc. (a)	3,856	15,038
Omega Flex, Inc. (b)	1,112	55,511
Park-Ohio Holdings Corp.	2,839	87,157
Proto Labs, Inc. (a)	8,980	263,743
REV Group, Inc. (b)	16,740	469,724
Shyft Group, Inc.	10,757	135,000
SPX Technologies, Inc. (a)	14,365	2,290,643
Standex International Corp. (b)	3,756	686,522
Taylor Devices, Inc. (a) (b)	792	39,537
Tennant Co.	5,926	569,133
Terex Corp.	21,668	1,146,454
Titan International, Inc. (a) (b)	11,315	91,991
Trinity Industries, Inc.	26,594	926,535
Twin Disc, Inc.	3,767	47,050
Wabash National Corp.	15,563	298,654
Watts Water Technologies, Inc. - Class A	8,695	1,801,517
		32,629,584
Marine Transportation — 0.3%
Costamare, Inc.	14,222	223,570
Genco Shipping & Trading Ltd.	14,141	275,750
Golden Ocean Group Ltd.	39,629	530,236
Himalaya Shipping Ltd. (a) (b)	10,455	90,540
Matson, Inc.	10,741	1,531,881
Pangaea Logistics Solutions Ltd.	5,039	36,432
Safe Bulkers, Inc.	12,048	62,409
		2,750,818
Media — 0.7%
Advantage Solutions, Inc. (a) (b)	36,103	123,833
AMC Networks, Inc. - Class A (a) (b)	10,133	88,056
Security Description	Shares	Value
Media—(Continued)
Boston Omaha Corp. - Class A (a) (b)	7,716	$114,737
Cable One, Inc. (b)	1,836	642,215
Cardlytics, Inc. (a) (b)	338	1,082
Clear Channel Outdoor Holdings, Inc. (a)	89,161	142,658
EchoStar Corp. - Class A (a) (b)	39,594	982,723
Gambling.com Group Ltd. (a) (b)	6,153	61,653
Gannett Co., Inc. (a) (b)	38,732	217,674
Gray Television, Inc.	19,803	106,144
Ibotta, Inc. - Class A (a)	2,531	155,935
iHeartMedia, Inc. - Class A (a)	34,151	63,179
Innovid Corp. (a) (b)	15,224	27,403
Integral Ad Science Holding Corp. (a) (b)	22,270	240,739
John Wiley & Sons, Inc. - Class A	11,745	566,696
Magnite, Inc. (a)	41,318	572,254
National CineMedia, Inc. (a) (b)	23,368	164,744
PubMatic, Inc. - Class A (a)	14,669	218,128
Scholastic Corp.	8,189	262,130
Sinclair, Inc. (b)	9,848	150,674
Stagwell, Inc. (a) (b)	23,755	166,760
TechTarget, Inc. (a)	9,094	222,348
TEGNA, Inc.	54,298	856,823
Thryv Holdings, Inc. (a) (b)	10,544	181,673
WideOpenWest, Inc. (a)	7,852	41,223
		6,371,484
Metals & Mining — 1.7%
Alpha Metallurgical Resources, Inc.	3,596	849,303
Arch Resources, Inc.	5,605	774,387
Caledonia Mining Corp. PLC	5,467	81,786
Carpenter Technology Corp. (b)	15,187	2,423,541
Century Aluminum Co. (a) (b)	16,487	267,584
Coeur Mining, Inc. (a) (b)	128,510	884,149
Commercial Metals Co.	36,809	2,023,023
Compass Minerals International, Inc. (b)	11,333	136,223
Constellium SE (a)	42,115	684,790
Contango ORE, Inc. (a)	2,967	57,144
Dakota Gold Corp. (a)	23,009	54,301
Haynes International, Inc.	4,204	250,306
Hecla Mining Co.	182,967	1,220,390
i-80 Gold Corp. (a)	50,844	58,979
Ivanhoe Electric, Inc. (a) (b)	27,595	233,454
Kaiser Aluminum Corp.	5,296	384,066
Lifezone Holdings Ltd. (a)	12,451	87,157
Materion Corp.	6,543	731,900
Metallus, Inc. (a)	14,154	209,904
Metals Acquisition Ltd. - Class A (a)	17,836	247,029
Novagold Resources, Inc. (a)	69,336	284,278
Olympic Steel, Inc.	3,243	126,477
Perpetua Resources Corp. (a) (b)	13,624	127,384
Piedmont Lithium, Inc. (a) (b)	6,114	54,598
Radius Recycling, Inc.	8,757	162,355
Ramaco Resources, Inc. - Class A (b)	7,675	89,797
Ryerson Holding Corp.	9,373	186,616
SSR Mining, Inc.	66,850	379,708
SunCoke Energy, Inc.	27,367	237,546
Tredegar Corp. (a)	8,668	63,190
BHFTII-203

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Metals & Mining—(Continued)
Universal Stainless & Alloy Products, Inc. (a)	2,873	$110,984
Warrior Met Coal, Inc.	16,860	1,077,354
Worthington Steel, Inc.	10,701	363,941
		14,923,644
Mortgage Real Estate Investment Trusts — 0.9%
AFC Gamma, Inc. (b)	5,786	59,075
AG Mortgage Investment Trust, Inc.	4,023	30,213
Apollo Commercial Real Estate Finance, Inc. (b)	41,978	385,778
Arbor Realty Trust, Inc. (b)	59,859	931,406
ARES Commercial Real Estate Corp. (b)	11,951	83,657
ARMOUR Residential REIT, Inc. (b)	16,406	334,683
Blackstone Mortgage Trust, Inc. - Class A (b)	56,428	1,072,696
BrightSpire Capital, Inc.	35,124	196,694
Chicago Atlantic Real Estate Finance, Inc.	5,740	89,027
Chimera Investment Corp.	26,222	415,094
Claros Mortgage Trust, Inc. (b)	26,741	200,290
Dynex Capital, Inc.	23,825	304,007
Ellington Financial, Inc. (b)	26,888	346,586
Franklin BSP Realty Trust, Inc.	29,093	379,955
Granite Point Mortgage Trust, Inc.	2,225	7,053
Invesco Mortgage Capital, Inc.	14,200	133,338
KKR Real Estate Finance Trust, Inc.	19,184	236,923
Ladder Capital Corp.	35,553	412,415
MFA Financial, Inc.	31,946	406,353
New York Mortgage Trust, Inc. (b)	22,233	140,735
Orchid Island Capital, Inc. (b)	22,978	188,879
PennyMac Mortgage Investment Trust	29,854	425,718
Ready Capital Corp. (b)	47,411	361,746
Redwood Trust, Inc. (b)	37,537	290,161
Seven Hills Realty Trust (b)	4,508	62,075
TPG RE Finance Trust, Inc.	16,030	136,736
Two Harbors Investment Corp.	32,684	453,654
		8,084,947
Multi-Utilities — 0.4%
Avista Corp. (b)	25,421	985,064
Black Hills Corp.	22,275	1,361,448
Northwestern Energy Group, Inc.	20,018	1,145,430
Unitil Corp.	5,057	306,353
		3,798,295
Office REITs — 0.7%
Brandywine Realty Trust	47,240	256,986
City Office REIT, Inc.	5,467	31,927
COPT Defense Properties (b)	35,838	1,086,966
Douglas Emmett, Inc. (b)	52,504	922,495
Easterly Government Properties, Inc.	31,591	429,006
Equity Commonwealth (a)	34,389	684,341
Franklin Street Properties Corp.	8,149	14,424
Hudson Pacific Properties, Inc. (b)	36,437	174,169
JBG SMITH Properties	26,713	466,943
NET Lease Office Properties (b)	5,003	153,192
Orion Office REIT, Inc. (b)	19,194	76,776
Paramount Group, Inc. (b)	51,755	254,635
Peakstone Realty Trust (b)	12,370	168,603
Security Description	Shares	Value
Office REITs—(Continued)
Piedmont Office Realty Trust, Inc. - Class A	35,963	$363,226
Postal Realty Trust, Inc. - Class A (b)	5,867	85,893
SL Green Realty Corp. (b)	20,878	1,453,318
		6,622,900
Oil, Gas & Consumable Fuels — 3.0%
Amplify Energy Corp. (a) (b)	11,460	74,834
Ardmore Shipping Corp. (b)	13,795	249,690
Berry Corp.	25,114	129,086
California Resources Corp.	22,482	1,179,631
Centrus Energy Corp. - Class A (a) (b)	4,615	253,133
Chord Energy Corp.	1	130
Clean Energy Fuels Corp. (a) (b)	41,937	130,424
CNX Resources Corp. (a) (b)	47,248	1,538,867
Comstock Resources, Inc.	28,680	319,208
CONSOL Energy, Inc.	9,225	965,396
Crescent Energy Co. - Class A (b)	44,571	488,052
CVR Energy, Inc. (b)	11,152	256,831
Delek U.S. Holdings, Inc.	20,483	384,056
DHT Holdings, Inc.	41,916	462,334
Diversified Energy Co. PLC	15,591	177,426
Dorian LPG Ltd.	11,086	381,580
Encore Energy Corp. (a) (b)	58,962	238,207
Energy Fuels, Inc. (a) (b)	51,538	282,944
Evolution Petroleum Corp.	2,714	14,411
Excelerate Energy, Inc. - Class A	6,800	149,668
FLEX LNG Ltd.	10,006	254,553
FutureFuel Corp.	1,204	6,923
Golar LNG Ltd.	32,185	1,183,121
Granite Ridge Resources, Inc. (b)	17,793	105,690
Green Plains, Inc. (a) (b)	20,784	281,415
Gulfport Energy Corp. (a)	4,235	640,967
Hallador Energy Co. (a) (b)	7,222	68,103
HighPeak Energy, Inc. (b)	4,361	60,531
International Seaways, Inc.	12,849	662,494
Kinetik Holdings, Inc.	12,460	563,940
Kosmos Energy Ltd. (a) (b)	142,271	573,352
Magnolia Oil & Gas Corp. - Class A (b)	56,296	1,374,748
Murphy Oil Corp. (b)	47,137	1,590,402
NextDecade Corp. (a)	28,930	136,260
Nordic American Tankers Ltd. (b)	55,141	202,367
Northern Oil & Gas, Inc. (b)	32,251	1,142,008
Par Pacific Holdings, Inc. (a)	18,554	326,550
PBF Energy, Inc. - Class A	33,069	1,023,486
Peabody Energy Corp. (b)	41,634	1,104,966
REX American Resources Corp. (a)	5,256	243,300
Riley Exploration Permian, Inc.	3,844	101,828
Ring Energy, Inc. (a) (b)	23,817	38,107
Sable Offshore Corp. (a)	16,682	394,196
SandRidge Energy, Inc. (b)	10,783	131,876
Scorpio Tankers, Inc.	15,184	1,082,619
SFL Corp. Ltd.	36,310	420,107
Sitio Royalties Corp. - Class A (b)	27,084	564,431
SM Energy Co. (b)	37,188	1,486,404
Talos Energy, Inc. (a) (b)	48,179	498,653
Teekay Corp. (a)	13,960	128,432
BHFTII-204

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Teekay Tankers Ltd. - Class A	7,815	$455,224
Uranium Energy Corp. (a) (b)	119,813	744,039
Ur-Energy, Inc. (a) (b)	112,472	133,842
VAALCO Energy, Inc. (b)	26,906	154,440
Vital Energy, Inc. (a) (b)	9,321	250,735
Vitesse Energy, Inc. (b)	8,582	206,140
W&T Offshore, Inc. (b)	12,315	26,477
World Kinect Corp. (b)	18,606	575,111
		26,613,745
Paper & Forest Products — 0.1%
Clearwater Paper Corp. (a)	5,381	153,574
Sylvamo Corp.	11,072	950,531
		1,104,105
Passenger Airlines — 0.3%
Allegiant Travel Co.	5,412	297,985
Blade Air Mobility, Inc. (a)	20,705	60,873
Frontier Group Holdings, Inc. (a) (b)	14,602	78,121
JetBlue Airways Corp. (a) (b)	93,278	611,904
Joby Aviation, Inc. (a) (b)	131,346	660,670
SkyWest, Inc. (a)	12,872	1,094,377
Spirit Airlines, Inc. (b)	19,041	45,698
Sun Country Airlines Holdings, Inc. (a)	14,201	159,193
Wheels Up Experience, Inc. (a) (b)	13,942	33,740
		3,042,561
Personal Care Products — 0.2%
Edgewell Personal Care Co. (b)	16,025	582,349
Herbalife Ltd. (a) (b)	30,789	221,373
Honest Co., Inc. (a) (b)	15,930	56,870
Inter Parfums, Inc.	5,919	766,392
Medifast, Inc. (a) (b)	3,603	68,961
Nature's Sunshine Products, Inc. (a)	4,578	62,352
Nu Skin Enterprises, Inc. - Class A	10,270	75,690
Olaplex Holdings, Inc. (a) (b)	31,047	72,960
USANA Health Sciences, Inc. (a)	3,693	140,039
		2,046,986
Pharmaceuticals — 1.7%
Alto Neuroscience, Inc. (a)	7,190	82,254
Alumis, Inc. (a)	4,670	49,876
Amneal Pharmaceuticals, Inc. (a) (b)	52,031	432,898
Amphastar Pharmaceuticals, Inc. (a) (b)	13,044	633,025
ANI Pharmaceuticals, Inc. (a) (b)	6,041	360,406
Aquestive Therapeutics, Inc. (a) (b)	16,716	83,246
Arvinas, Inc. (a)	20,950	515,998
Atea Pharmaceuticals, Inc. (a) (b)	26,340	88,239
Avadel Pharmaceuticals PLC (a) (b)	30,313	397,555
Axsome Therapeutics, Inc. (a) (b)	11,858	1,065,678
Biote Corp. - Class A (a)	9,343	52,134
Cassava Sciences, Inc. (a) (b)	12,781	376,145
Collegium Pharmaceutical, Inc. (a)	10,277	397,103
Corcept Therapeutics, Inc. (a) (b)	26,327	1,218,414
CorMedix, Inc. (a) (b)	18,374	148,462
Security Description	Shares	Value
Pharmaceuticals—(Continued)
Edgewise Therapeutics, Inc. (a) (b)	23,818	$635,702
Enliven Therapeutics, Inc. (a) (b)	11,529	294,451
Esperion Therapeutics, Inc. (a) (b)	37,706	62,215
Evolus, Inc. (a)	18,159	294,176
EyePoint Pharmaceuticals, Inc. (a) (b)	16,501	131,843
Fulcrum Therapeutics, Inc. (a) (b)	8,012	28,603
Harmony Biosciences Holdings, Inc. (a) (b)	9,763	390,520
Harrow, Inc. (a)	10,029	450,904
Innoviva, Inc. (a) (b)	18,361	354,551
Ligand Pharmaceuticals, Inc. (a) (b)	5,595	560,003
Liquidia Corp. (a) (b)	18,905	189,050
Longboard Pharmaceuticals, Inc. (a) (b)	10,694	356,431
MediWound Ltd. (a)	2,782	50,243
Mind Medicine MindMed, Inc. (a)	23,975	136,418
Nektar Therapeutics (a) (b)	60,012	78,016
Neumora Therapeutics, Inc. (a) (b)	27,784	367,027
Nuvation Bio, Inc. (a) (b)	45,074	103,219
Ocular Therapeutix, Inc. (a) (b)	50,869	442,560
Omeros Corp. (a) (b)	19,819	78,681
Pacira BioSciences, Inc. (a)	15,246	229,452
Phathom Pharmaceuticals, Inc. (a) (b)	10,477	189,424
Phibro Animal Health Corp. - Class A	6,746	151,920
Pliant Therapeutics, Inc. (a)	18,963	212,575
Prestige Consumer Healthcare, Inc. (a)	16,118	1,162,108
Rapport Therapeutics, Inc. (a) (b)	3,212	65,782
Revance Therapeutics, Inc. (a)	33,867	175,770
Scilex Holding Co. (a) (b)	22,004	20,345
scPharmaceuticals, Inc. (a) (b)	9,752	44,469
SIGA Technologies, Inc. (b)	15,147	102,242
Supernus Pharmaceuticals, Inc. (a)	16,728	521,579
Tarsus Pharmaceuticals, Inc. (a) (b)	12,117	398,528
Terns Pharmaceuticals, Inc. (a)	19,304	160,995
Theravance Biopharma, Inc. (a)	15,498	124,914
Third Harmonic Bio, Inc. (a) (b)	7,381	100,013
Trevi Therapeutics, Inc. (a) (b)	7,533	25,160
Ventyx Biosciences, Inc. (a)	3,345	7,292
WaVe Life Sciences Ltd. (a) (b)	25,608	209,986
Xeris Biopharma Holdings, Inc. (a)	31,985	91,157
Zevra Therapeutics, Inc. (a) (b)	12,044	83,585
		14,983,342
Professional Services — 2.2%
Alight, Inc. - Class A (a)	136,003	1,006,422
Asure Software, Inc. (a) (b)	7,834	70,898
Barrett Business Services, Inc.	7,884	295,729
CBIZ, Inc. (a)	15,583	1,048,580
Conduent, Inc. (a)	41,817	168,523
CRA International, Inc.	2,123	372,204
CSG Systems International, Inc.	9,559	465,045
ExlService Holdings, Inc. (a)	49,916	1,904,295
Exponent, Inc.	16,044	1,849,552
First Advantage Corp. (a) (b)	17,889	355,097
Forrester Research, Inc. (a)	3,344	60,225
Franklin Covey Co. (a)	3,849	158,309
Heidrick & Struggles International, Inc.	6,268	243,575
Huron Consulting Group, Inc. (a)	5,624	611,329
BHFTII-205

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Professional Services—(Continued)
IBEX Holdings Ltd. (a) (b)	3,027	$60,479
ICF International, Inc.	6,068	1,012,082
Innodata, Inc. (a) (b)	8,281	138,872
Insperity, Inc. (b)	11,677	1,027,576
Kelly Services, Inc. - Class A	11,106	237,780
Kforce, Inc. (b)	5,962	366,365
Korn Ferry	16,885	1,270,427
Legalzoom.com, Inc. (a)	43,424	275,742
Maximus, Inc.	19,350	1,802,646
Mistras Group, Inc. (a)	6,668	75,815
NV5 Global, Inc. (a)	4,636	433,373
Planet Labs PBC (a) (b)	70,504	157,224
Resources Connection, Inc.	10,232	99,250
Spire Global, Inc. (a) (b)	7,644	76,364
Sterling Check Corp. (a) (b)	10,883	181,964
TriNet Group, Inc.	10,142	983,470
TrueBlue, Inc. (a)	4,991	39,379
Upwork, Inc. (a)	40,557	423,821
Verra Mobility Corp. (a)	54,126	1,505,244
Willdan Group, Inc. (a)	4,570	187,142
WNS Holdings Ltd. (a) (b)	14,307	754,122
		19,718,920
Real Estate Management & Development — 0.8%
Anywhere Real Estate, Inc. (a) (b)	26,453	134,381
Compass, Inc. - Class A (a)	119,563	730,530
Cushman & Wakefield PLC (a)	74,436	1,014,563
DigitalBridge Group, Inc. (b)	50,428	712,548
eXp World Holdings, Inc. (b)	26,376	371,638
Forestar Group, Inc. (a)	6,204	200,824
FRP Holdings, Inc. (a)	4,570	136,460
Kennedy-Wilson Holdings, Inc.	37,358	412,806
Marcus & Millichap, Inc. (b)	7,486	296,670
Maui Land & Pineapple Co., Inc. (a) (b)	2,503	56,192
Newmark Group, Inc. - Class A (b)	44,433	690,045
Opendoor Technologies, Inc. (a) (b)	183,810	367,620
RE/MAX Holdings, Inc. - Class A (a)	5,607	69,807
Real Brokerage, Inc. (a)	32,005	177,628
Redfin Corp. (a) (b)	38,225	478,959
RMR Group, Inc. - Class A	4,706	119,438
St. Joe Co.	11,725	683,685
Star Holdings (a) (b)	4,337	60,024
Stratus Properties, Inc. (a) (b)	1,808	46,990
Tejon Ranch Co. (a) (b)	6,848	120,182
		6,880,990
Residential REITs — 0.4%
Apartment Investment & Management Co. - Class A (a)	41,652	376,534
BRT Apartments Corp. (b)	3,996	70,250
Centerspace	4,891	344,669
Elme Communities	27,419	482,300
Independence Realty Trust, Inc. (b)	72,530	1,486,865
NexPoint Residential Trust, Inc.	7,237	318,500
UMH Properties, Inc.	20,791	408,959
Veris Residential, Inc.	25,551	456,341
		3,944,418
Security Description	Shares	Value
Retail REITs — 1.3%
Acadia Realty Trust (b)	32,858	$771,506
Alexander's, Inc. (b)	759	183,951
CBL & Associates Properties, Inc. (b)	7,569	190,739
Getty Realty Corp. (b)	15,914	506,224
InvenTrust Properties Corp.	22,303	632,736
Kite Realty Group Trust	68,923	1,830,595
Macerich Co. (b)	67,912	1,238,715
NETSTREIT Corp. (b)	23,996	396,654
Phillips Edison & Co., Inc.	38,883	1,466,278
Retail Opportunity Investments Corp.	40,318	634,202
Saul Centers, Inc.	3,884	162,973
SITE Centers Corp. (b)	15,437	933,938
Tanger, Inc. (b)	34,604	1,148,161
Urban Edge Properties	38,951	833,162
Whitestone REIT	15,859	214,572
		11,144,406
Semiconductors & Semiconductor Equipment — 2.2%
ACM Research, Inc. - Class A (a)	16,205	328,961
Aehr Test Systems (a) (b)	8,684	111,589
Alpha & Omega Semiconductor Ltd. (a)	7,372	273,649
Ambarella, Inc. (a) (b)	12,522	706,303
Axcelis Technologies, Inc. (a)	10,587	1,110,047
CEVA, Inc. (a) (b)	8,407	203,029
Cohu, Inc. (a)	14,594	375,066
Credo Technology Group Holding Ltd. (a) (b)	41,468	1,277,214
Diodes, Inc. (a) (b)	14,828	950,327
FormFactor, Inc. (a) (c)	25,159	1,157,314
Ichor Holdings Ltd. (a)	10,601	337,218
Impinj, Inc. (a)	7,269	1,573,884
indie Semiconductor, Inc. - Class A (a) (b)	50,888	203,043
Kulicke & Soffa Industries, Inc.	17,838	805,029
MaxLinear, Inc. (a) (b)	25,368	367,329
Navitas Semiconductor Corp. (a) (b)	24,084	59,006
NVE Corp. (b)	1,605	128,191
PDF Solutions, Inc. (a) (b)	10,025	317,592
Photronics, Inc. (a) (b)	19,751	489,035
Power Integrations, Inc. (b)	18,395	1,179,487
Rambus, Inc. (a) (b)	35,366	1,493,153
Semtech Corp. (a)	21,079	962,467
Silicon Laboratories, Inc. (a)	10,301	1,190,487
SiTime Corp. (a)	5,978	1,025,287
SkyWater Technology, Inc. (a) (b)	6,922	62,852
SMART Global Holdings, Inc. (a) (b)	16,723	350,347
Synaptics, Inc. (a)	12,599	977,430
Ultra Clean Holdings, Inc. (a)	14,395	574,792
Veeco Instruments, Inc. (a)	18,073	598,758
		19,188,886
Software — 5.7%
8x8, Inc. (a) (b)	15,141	30,888
A10 Networks, Inc.	23,105	333,636
ACI Worldwide, Inc. (a)	33,685	1,714,566
Adeia, Inc.	35,436	422,043
Agilysys, Inc. (a)	7,193	783,821
Alarm.com Holdings, Inc. (a) (b)	15,686	857,554
BHFTII-206

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Software—(Continued)
Alkami Technology, Inc. (a)	14,457	$455,974
Altair Engineering, Inc. - Class A (a) (b)	18,120	1,730,641
American Software, Inc. - Class A	10,277	115,000
Amplitude, Inc. - Class A (a)	23,067	206,911
Appian Corp. - Class A (a) (b)	12,652	431,939
Arteris, Inc. (a) (b)	9,551	73,734
Asana, Inc. - Class A (a) (b)	26,813	310,763
AudioEye, Inc. (a) (b)	2,344	53,560
Aurora Innovation, Inc. (a) (b)	301,528	1,785,046
AvePoint, Inc. (a)	41,630	489,985
Bit Digital, Inc. (a) (b)	39,283	137,883
Blackbaud, Inc. (a)	13,073	1,107,022
BlackLine, Inc. (a) (b)	18,765	1,034,702
Blend Labs, Inc. - Class A (a)	66,015	247,556
Box, Inc. - Class A (a)	45,773	1,498,150
Braze, Inc. - Class A (a) (b)	21,174	684,767
C3.ai, Inc. - Class A (a)	26,990	653,968
Cipher Mining, Inc. (a) (b)	42,368	163,964
Cleanspark, Inc. (a) (b)	72,226	674,591
Clear Secure, Inc. - Class A (b)	28,113	931,665
Clearwater Analytics Holdings, Inc. - Class A (a)	48,613	1,227,478
CommVault Systems, Inc. (a)	13,900	2,138,515
Consensus Cloud Solutions, Inc. (a)	6,453	151,968
CS Disco, Inc. (a) (b)	10,296	60,540
Daily Journal Corp. (a) (b)	413	202,411
Dave, Inc. (a) (b)	2,684	107,253
Digimarc Corp. (a) (b)	4,964	133,432
Digital Turbine, Inc. (a) (b)	17,071	52,408
Domo, Inc. - Class B (a)	11,133	83,609
E2open Parent Holdings, Inc. (a) (b)	66,409	292,864
Enfusion, Inc. - Class A (a)	16,223	153,956
Envestnet, Inc. (a)	16,472	1,031,477
EverCommerce, Inc. (a) (b)	8,186	84,807
Freshworks, Inc. - Class A (a)	66,537	763,845
Hut 8 Corp. (a) (b)	26,324	322,732
Instructure Holdings, Inc. (a) (b)	7,356	173,234
Intapp, Inc. (a)	12,978	620,738
InterDigital, Inc. (b)	8,224	1,164,765
Jamf Holding Corp. (a) (b)	26,223	454,969
Life360, Inc. (a)	1,993	78,425
LiveRamp Holdings, Inc. (a) (b)	20,791	515,201
MARA Holdings, Inc. (a) (b)	88,825	1,440,741
Matterport, Inc. (a)	86,094	387,423
Meridianlink, Inc. (a)	8,983	184,780
Mitek Systems, Inc. (a) (b)	13,727	119,013
N-able, Inc. (a)	24,099	314,733
NCR Voyix Corp. (a)	47,338	642,377
NextNav, Inc. (a) (b)	24,902	186,516
Olo, Inc. - Class A (a)	33,479	166,056
ON24, Inc. (a)	9,699	59,358
OneSpan, Inc. (a)	13,014	216,943
Ooma, Inc. (a)	7,773	88,534
Pagaya Technologies Ltd. - Class A (a) (b)	15,318	161,911
PagerDuty, Inc. (a) (b)	29,670	550,379
PowerSchool Holdings, Inc. - Class A (a)	19,001	433,413
Progress Software Corp. (b)	13,764	927,281
Security Description	Shares	Value
Software—(Continued)
PROS Holdings, Inc. (a)	15,005	$277,893
Q2 Holdings, Inc. (a) (b)	18,585	1,482,525
Qualys, Inc. (a)	11,714	1,504,780
Rapid7, Inc. (a)	20,127	802,866
Red Violet, Inc. (a)	3,327	94,653
ReposiTrak, Inc.	3,885	71,756
Riot Platforms, Inc. (a) (b)	91,248	677,060
Sapiens International Corp. NV	9,820	365,991
SEMrush Holdings, Inc. - Class A (a)	10,967	172,292
SolarWinds Corp. (b)	19,701	257,098
SoundHound AI, Inc. - Class A (a) (b)	93,238	434,489
Sprinklr, Inc. - Class A (a) (b)	41,032	317,177
Sprout Social, Inc. - Class A (a) (b)	15,663	455,323
SPS Commerce, Inc. (a)	11,868	2,304,410
Telos Corp. (a)	19,351	69,470
Tenable Holdings, Inc. (a)	38,315	1,552,524
Terawulf, Inc. (a) (b)	65,336	305,772
Varonis Systems, Inc. (a) (b)	35,041	1,979,816
Verint Systems, Inc. (a)	20,090	508,880
Vertex, Inc. - Class A (a) (b)	17,743	683,283
Viant Technology, Inc. - Class A (a)	5,421	60,010
Weave Communications, Inc. (a)	12,297	157,402
Workiva, Inc. (a)	16,415	1,298,755
Xperi, Inc. (a)	14,065	129,961
Yext, Inc. (a)	33,777	233,737
Zeta Global Holdings Corp. - Class A (a)	57,649	1,719,670
Zuora, Inc. - Class A (a)	42,438	365,816
		50,907,823
Specialized REITs — 0.5%
Farmland Partners, Inc.	14,020	146,509
Four Corners Property Trust, Inc. (b)	29,826	874,200
Gladstone Land Corp.	10,827	150,495
Outfront Media, Inc.	48,120	884,446
PotlatchDeltic Corp.	25,816	1,163,011
Safehold, Inc.	16,862	442,290
Uniti Group, Inc. (b)	69,888	394,168
		4,055,119
Specialty Retail — 2.3%
1-800-Flowers.com, Inc. - Class A (a)	8,431	66,858
Aaron's Co., Inc.	10,896	108,415
Abercrombie & Fitch Co. - Class A (a)	16,030	2,242,597
Academy Sports & Outdoors, Inc. (b)	22,628	1,320,570
American Eagle Outfitters, Inc.	59,290	1,327,503
America's Car-Mart, Inc. (a)	2,086	87,445
Arhaus, Inc.	16,891	207,928
Arko Corp. (b)	31,060	218,041
Asbury Automotive Group, Inc. (a)	6,395	1,525,783
BARK, Inc. (a) (b)	19,877	32,400
Beyond, Inc. (a) (b)	14,937	150,565
Boot Barn Holdings, Inc. (a) (b)	9,361	1,565,908
Buckle, Inc. (b)	10,213	449,066
Build-A-Bear Workshop, Inc.	4,959	170,441
Caleres, Inc. (b)	11,141	368,210
Camping World Holdings, Inc. - Class A (b)	14,044	340,146
BHFTII-207

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Specialty Retail—(Continued)
Designer Brands, Inc. - Class A (b)	12,484	$92,132
Destination XL Group, Inc. (a)	2,300	6,762
EVgo, Inc. (a) (b)	34,413	142,470
Foot Locker, Inc. (b)	27,149	701,530
Genesco, Inc. (a)	3,961	107,620
Group 1 Automotive, Inc. (b)	4,257	1,630,601
GrowGeneration Corp. (a) (b)	18,516	39,439
Haverty Furniture Cos., Inc. (b)	4,960	136,251
J Jill, Inc.	1,507	37,178
Lands' End, Inc. (a) (b)	4,767	82,326
Leslie's, Inc. (a)	45,057	142,380
MarineMax, Inc. (a)	7,339	258,847
Monro, Inc. (b)	10,365	299,134
National Vision Holdings, Inc. (a)	26,199	285,831
ODP Corp. (a)	11,611	345,427
OneWater Marine, Inc. - Class A (a) (b)	3,644	87,128
Petco Health & Wellness Co., Inc. (a)	28,259	128,579
RealReal, Inc. (a) (b)	19,018	59,717
Revolve Group, Inc. (a) (b)	12,436	308,164
Sally Beauty Holdings, Inc. (a)	32,986	447,620
Shoe Carnival, Inc. (b)	6,132	268,888
Signet Jewelers Ltd. (b)	13,885	1,432,099
Sleep Number Corp. (a)	7,158	131,135
Sonic Automotive, Inc. - Class A	4,523	264,505
Stitch Fix, Inc. - Class A (a)	19,233	54,237
Tile Shop Holdings, Inc. (a)	3,052	20,113
Upbound Group, Inc. (b)	17,472	558,929
Urban Outfitters, Inc. (a)	20,536	786,734
Victoria's Secret & Co. (a) (b)	25,723	661,081
Warby Parker, Inc. - Class A (a) (b)	28,895	471,855
Winmark Corp.	952	364,549
Zumiez, Inc. (a)	5,111	108,864
		20,644,001
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure, Inc. - Class A (b)	8,225	115,315
Corsair Gaming, Inc. (a)	13,698	95,338
CPI Card Group, Inc. (a)	1,656	46,086
Diebold Nixdorf, Inc. (a)	8,324	371,750
Eastman Kodak Co. (a)	11,460	54,091
Immersion Corp. (b)	9,825	87,639
IonQ, Inc. (a) (b)	65,030	568,362
Turtle Beach Corp. (a)	5,364	82,284
Xerox Holdings Corp. (b)	37,907	393,475
		1,814,340
Textiles, Apparel & Luxury Goods — 0.6%
Figs, Inc. - Class A (a)	40,875	279,585
G-III Apparel Group Ltd. (a) (b)	13,787	420,779
Hanesbrands, Inc. (a) (b)	115,037	845,522
Kontoor Brands, Inc. (b)	17,541	1,434,503
Movado Group, Inc.	4,696	87,346
Oxford Industries, Inc. (b)	4,831	419,138
Rocky Brands, Inc.	2,393	76,241
Steven Madden Ltd.	23,574	1,154,890
Superior Group of Cos., Inc.	4,303	66,653
Security Description	Shares	Value
Textiles, Apparel & Luxury Goods—(Continued)
Vera Bradley, Inc. (a)	589	$3,216
Wolverine World Wide, Inc.	25,890	451,004
		5,238,877
Tobacco — 0.2%
Ispire Technology, Inc. (a) (b)	6,812	42,268
Turning Point Brands, Inc.	5,617	242,374
Universal Corp.	8,059	428,014
Vector Group Ltd.	47,883	714,414
		1,427,070
Trading Companies & Distributors — 2.2%
Alta Equipment Group, Inc. (b)	7,040	47,450
Applied Industrial Technologies, Inc.	12,281	2,740,260
Beacon Roofing Supply, Inc. (a)	20,695	1,788,669
BlueLinx Holdings, Inc. (a)	2,908	306,561
Boise Cascade Co.	12,572	1,772,401
Custom Truck One Source, Inc. (a) (b)	5,707	19,689
Distribution Solutions Group, Inc. (a)	3,388	130,472
DNOW, Inc. (a)	33,807	437,124
DXP Enterprises, Inc. (a)	3,964	211,519
FTAI Aviation Ltd. (b)	32,391	4,304,764
GATX Corp.	11,292	1,495,625
Global Industrial Co.	3,989	135,506
GMS, Inc. (a)	13,014	1,178,678
H&E Equipment Services, Inc.	10,452	508,803
Herc Holdings, Inc.	9,152	1,459,103
Hudson Technologies, Inc. (a)	13,813	115,200
Karat Packaging, Inc. (b)	2,148	55,612
McGrath RentCorp	7,940	835,923
MRC Global, Inc. (a)	28,411	361,956
Rush Enterprises, Inc. - Class A (b)	19,794	1,045,717
Rush Enterprises, Inc. - Class B	2,708	129,849
Titan Machinery, Inc. (a)	6,828	95,114
Transcat, Inc. (a) (b)	2,736	330,427
Willis Lease Finance Corp. (b)	960	142,858
Xometry, Inc. - Class A (a) (b)	13,999	257,162
		19,906,442
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. (a)	4,014	44,315
Water Utilities — 0.4%
American States Water Co.	12,105	1,008,226
Cadiz, Inc. (a) (b)	400	1,212
California Water Service Group	18,416	998,516
Consolidated Water Co. Ltd.	5,040	127,058
Global Water Resources, Inc.	3,648	45,928
Middlesex Water Co.	5,735	374,151
Pure Cycle Corp. (a)	6,744	72,633
SJW Group	10,391	603,821
York Water Co. (b)	5,110	191,421
		3,422,966
Wireless Telecommunication Services — 0.1%
Gogo, Inc. (a) (b)	14,433	103,629
BHFTII-208

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Wireless Telecommunication Services—(Continued)
Spok Holdings, Inc. (b)	5,955	$89,682
Telephone & Data Systems, Inc. (b)	32,028	744,651
		937,962
Total Common Stocks (Cost $601,678,657)		854,718,379

Mutual Funds—1.4%
Investment Company Securities — 1.4%
iShares Russell 2000 ETF (b) (Cost $12,165,051)	56,000	12,369,840

Rights—0.0%
Biotechnology — 0.0%
Cartesian Therapeutics, Inc. (a) (b)	39,548	7,119
Chinook Therapeutics, Inc. (a)	19,453	7,587
Icosavax, Inc. (a)	9,579	2,969
Tobira Therapeutics, Inc. (a) (d) (e)	4,660	37,093
Total Rights (Cost $17,058)		54,768

Warrants—0.0%
Energy Equipment & Services — 0.0%
Nabors Industries Ltd., Expires 06/11/26 (a) (Cost $0)	882	4,772

Short-Term Investments—2.3%
U.S. Treasury—2.3%
U.S. Treasury Bills
Zero Coupon, 10/01/24 (f)	200,000	200,000
4.011%, 10/08/24 (f)	1,875,000	1,873,293
4.296%, 10/08/24 (f)	17,800,000	17,783,793
Total Short-Term Investments (Cost $19,856,608)		19,857,086

Securities Lending Reinvestments (g)—14.1%
Certificates of Deposit—3.5%
Bank of America NA
5.020%, SOFR + 0.190%, 01/03/25 (h)	1,000,000	999,894
5.030%, SOFR + 0.200%, 11/22/24 (h)	2,000,000	2,000,276
5.410%, 01/03/25	1,000,000	1,001,485
Bank of Montreal
5.030%, SOFR + 0.200%, 12/17/24 (h)	2,000,000	2,000,003
5.130%, SOFR + 0.300%, 03/04/25 (h)	2,000,000	2,000,013
5.180%, SOFR + 0.350%, 07/14/25 (h)	1,000,000	1,000,003
Bank of Nova Scotia
5.140%, SOFR + 0.300%, 03/13/25 (h)	2,000,000	1,999,984
5.150%, SOFR + 0.310%, 03/19/25 (h)	1,000,000	999,994
5.180%, SOFR + 0.340%, 05/02/25 (h)	2,000,000	1,999,252
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
BNP Paribas SA
5.060%, SOFR + 0.220%, 11/07/24 (h)	2,000,000	$1,999,976
5.400%, 12/17/24	1,000,000	1,001,173
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (h)	2,000,000	2,000,256
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	993,470
DZ Bank AG (NY)
5.040%, SOFR + 0.210%, 10/28/24 (h)	2,000,000	2,000,048
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (h)	2,000,000	2,000,208
Oversea-Chinese Banking Corp. Ltd.
5.030%, SOFR + 0.200%, 10/22/24 (h)	1,000,000	1,000,037
Standard Chartered Bank
5.200%, SOFR + 0.360%, 01/23/25 (h)	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp.
5.060%, SOFR + 0.220%, 01/21/25 (h)	2,000,000	2,000,736
Toronto-Dominion Bank
5.170%, SOFR + 0.340%, 05/09/25 (h)	1,000,000	999,994
Westpac Banking Corp.
5.390%, SOFR + 0.550%, 10/11/24 (h)	2,000,000	2,000,202
		30,997,004
Commercial Paper—0.9%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (h)	3,000,000	2,999,967
ING U.S. Funding LLC
5.040%, SOFR + 0.210%, 10/24/24 (h)	1,500,000	1,500,078
5.060%, SOFR + 0.230%, 11/20/24 (h)	3,000,000	3,000,330
		7,500,375
Repurchase Agreements—8.7%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $5,900,812; collateralized by various Common Stock with an aggregate market value of $6,570,764	5,900,000	5,900,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $7,000,964; collateralized by various Common Stock with an aggregate market value of $7,795,822	7,000,000	7,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $10,001,383; collateralized by various Common Stock with an aggregate market value of $11,136,889	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.130%, due on 11/04/24 with a maturity value of $2,009,975; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 11/15/48 - 08/15/52, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $6,165,883; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $6,323,538	6,000,000	6,000,000
BHFTII-209

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $18,335,625; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $18,699,825	18,333,160	$18,333,160
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $1,000,964; collateralized by various Common Stock with an aggregate market value of $1,115,660	1,000,000	1,000,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $10,001,386; collateralized by various Common Stock with an aggregate market value of $11,120,340	10,000,000	10,000,000
National Bank of Canada Financial, Inc.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $3,000,416; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 02/28/26 - 05/15/27, and various Common Stock with an aggregate market value of $3,147,205	3,000,000	3,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $3,014,875; collateralized by various Common Stock with an aggregate market value of $3,333,806	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $1,000,135; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 6.250%, maturity dates ranging from 04/30/25 - 02/15/51, and an aggregate market value of $1,025,119	1,000,000	1,000,000
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $3,000,411; collateralized by various Common Stock with an aggregate market value of $3,340,366	3,000,000	3,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $7,250,993; collateralized by various Common Stock with an aggregate market value of $7,976,093	7,250,000	7,250,000
		77,483,160
Time Deposits—0.8%
First Abu Dhabi Bank USA NV
4.820%, 10/01/24	5,000,000	5,000,000
Security Description	Principal Amount*/ Shares	Value
Time Deposits—(Continued)
National Bank of Canada
4.900%, OBFR + 0.070%, 10/07/24 (h)	2,000,000	$2,000,000
		7,000,000

Mutual Funds—0.2%
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.840% (i)	2,000,000	2,000,000
Total Securities Lending Reinvestments (Cost $124,976,588)		124,980,539
Total Investments—114.2% (Cost $758,693,962)		1,011,985,384
Other assets and liabilities (net)—(14.2)%		(125,613,453)
Net Assets—100.0%		$886,371,931

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $194,317,712 and the collateral received consisted of cash in the amount of $124,943,483 and non-cash collateral with a value of $74,878,478. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2024, the market value of securities pledged was $3,939,701.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(h)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(i)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
BHFTII-210

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	12/20/24	178	USD	20,017,880	$1,092,755
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$854,718,379	$—	$—	$854,718,379
Total Mutual Funds*	12,369,840	—	—	12,369,840
Total Warrants*	4,772	—	—	4,772
Total Rights*	—	17,675	37,093	54,768
Total Short-Term Investments*	—	19,857,086	—	19,857,086
Securities Lending Reinvestments
Certificates of Deposit	—	30,997,004	—	30,997,004
Commercial Paper	—	7,500,375	—	7,500,375
Repurchase Agreements	—	77,483,160	—	77,483,160
Time Deposits	—	7,000,000	—	7,000,000
Mutual Funds	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	122,980,539	—	124,980,539
Total Investments	$869,092,991	$142,855,300	$37,093	$1,011,985,384
Collateral for Securities Loaned (Liability)	$—	$(124,943,483)	$—	$(124,943,483)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,092,755	$—	$—	$1,092,755

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
BHFTII-211

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.9%
Axon Enterprise, Inc. (a) (b)	12,032	$4,807,987
Boeing Co. (b)	98,098	14,914,820
General Dynamics Corp.	43,217	13,060,177
General Electric Co.	181,716	34,268,003
Howmet Aerospace, Inc.	68,400	6,857,100
Huntington Ingalls Industries, Inc. (a)	6,572	1,737,505
L3Harris Technologies, Inc.	31,792	7,562,363
Lockheed Martin Corp.	35,552	20,782,277
Northrop Grumman Corp.	23,038	12,165,677
RTX Corp.	222,931	27,010,320
Textron, Inc.	31,399	2,781,324
TransDigm Group, Inc.	9,404	13,420,731
		159,368,284
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	19,655	2,169,322
Expeditors International of Washington, Inc. (a)	23,651	3,107,742
FedEx Corp.	37,768	10,336,346
United Parcel Service, Inc. - Class B	122,759	16,736,962
		32,350,372
Automobile Components — 0.1%
Aptiv PLC (b)	44,537	3,207,109
BorgWarner, Inc.	38,171	1,385,226
		4,592,335
Automobiles — 1.7%
Ford Motor Co.	654,327	6,909,693
General Motors Co.	188,354	8,445,793
Tesla, Inc. (b)	464,988	121,654,811
		137,010,297
Banks — 3.1%
Bank of America Corp.	1,131,353	44,892,087
Citigroup, Inc.	319,722	20,014,597
Citizens Financial Group, Inc.	75,129	3,085,548
Fifth Third Bancorp	113,422	4,858,998
Huntington Bancshares, Inc. (a)	243,409	3,578,112
JPMorgan Chase & Co.	476,813	100,540,789
KeyCorp	155,540	2,605,295
M&T Bank Corp.	27,987	4,985,044
PNC Financial Services Group, Inc.	66,615	12,313,783
Regions Financial Corp.	153,363	3,577,959
Truist Financial Corp.	224,423	9,598,572
U.S. Bancorp	261,513	11,958,990
Wells Fargo & Co.	570,428	32,223,478
		254,233,252
Beverages — 1.3%
Brown-Forman Corp. - Class B (a)	30,722	1,511,522
Coca-Cola Co.	650,050	46,712,593
Constellation Brands, Inc. - Class A	26,258	6,766,424
Keurig Dr. Pepper, Inc.	177,264	6,643,855
Molson Coors Beverage Co. - Class B	29,443	1,693,561
Monster Beverage Corp. (b)	118,194	6,166,181
Security Description	Shares	Value
Beverages—(Continued)
PepsiCo, Inc.	230,193	$39,144,320
		108,638,456
Biotechnology — 1.9%
AbbVie, Inc.	296,016	58,457,240
Amgen, Inc.	90,050	29,015,011
Biogen, Inc. (b)	24,411	4,731,828
Gilead Sciences, Inc.	208,644	17,492,713
Incyte Corp. (b)	26,789	1,770,753
Moderna, Inc. (a) (b)	56,689	3,788,526
Regeneron Pharmaceuticals, Inc. (b)	17,784	18,695,252
Vertex Pharmaceuticals, Inc. (b)	43,255	20,117,035
		154,068,358
Broadline Retail — 3.6%
Amazon.com, Inc. (b)	1,565,441	291,688,622
eBay, Inc. (a)	81,950	5,335,764
		297,024,386
Building Products — 0.6%
A.O. Smith Corp. (a)	20,103	1,805,852
Allegion PLC	14,601	2,127,950
Builders FirstSource, Inc. (b)	19,516	3,783,372
Carrier Global Corp.	140,699	11,324,863
Johnson Controls International PLC	111,950	8,688,439
Masco Corp.	36,575	3,070,105
Trane Technologies PLC	37,820	14,701,769
		45,502,350
Capital Markets — 3.0%
Ameriprise Financial, Inc.	16,455	7,730,724
Bank of New York Mellon Corp.	123,672	8,887,070
BlackRock, Inc.	23,335	22,156,816
Blackstone, Inc.	120,675	18,478,963
Cboe Global Markets, Inc.	17,535	3,592,395
Charles Schwab Corp.	250,357	16,225,637
CME Group, Inc.	60,347	13,315,566
FactSet Research Systems, Inc. (a)	6,375	2,931,544
Franklin Resources, Inc. (a)	51,712	1,041,997
Goldman Sachs Group, Inc.	52,924	26,203,202
Intercontinental Exchange, Inc.	96,218	15,456,459
Invesco Ltd.	75,414	1,324,270
KKR & Co., Inc. (a)	113,025	14,758,804
MarketAxess Holdings, Inc.	6,327	1,620,977
Moody's Corp.	26,245	12,455,615
Morgan Stanley (a)	208,772	21,762,393
MSCI, Inc.	13,181	7,683,600
Nasdaq, Inc.	69,349	5,063,170
Northern Trust Corp.	33,791	3,042,204
Raymond James Financial, Inc. (a)	31,062	3,803,852
S&P Global, Inc.	53,662	27,722,862
State Street Corp.	50,044	4,427,393
T. Rowe Price Group, Inc. (a)	37,304	4,063,525
		243,749,038
BHFTII-212

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals — 1.5%
Air Products & Chemicals, Inc.	37,257	$11,092,899
Albemarle Corp. (a)	19,697	1,865,503
Celanese Corp. (a)	18,311	2,489,564
CF Industries Holdings, Inc. (a)	30,234	2,594,077
Corteva, Inc.	116,011	6,820,287
Dow, Inc.	117,465	6,417,113
DuPont de Nemours, Inc.	69,966	6,234,670
Eastman Chemical Co. (a)	19,590	2,193,101
Ecolab, Inc.	42,440	10,836,205
FMC Corp.	20,918	1,379,333
International Flavors & Fragrances, Inc. (a)	42,845	4,495,726
Linde PLC	80,562	38,416,795
LyondellBasell Industries NV - Class A	43,584	4,179,706
Mosaic Co.	53,399	1,430,025
PPG Industries, Inc.	39,098	5,178,921
Sherwin-Williams Co.	38,893	14,844,291
		120,468,216
Commercial Services & Supplies — 0.6%
Cintas Corp.	57,418	11,821,218
Copart, Inc. (b)	146,754	7,689,910
Republic Services, Inc.	34,212	6,871,138
Rollins, Inc.	47,075	2,381,054
Veralto Corp.	41,411	4,632,234
Waste Management, Inc.	61,202	12,705,535
		46,101,089
Communications Equipment — 0.8%
Arista Networks, Inc. (b)	43,172	16,570,277
Cisco Systems, Inc.	675,177	35,932,920
F5, Inc. (b)	9,768	2,150,914
Juniper Networks, Inc.	55,163	2,150,254
Motorola Solutions, Inc.	27,961	12,572,104
		69,376,469
Construction & Engineering — 0.1%
Quanta Services, Inc.	24,691	7,361,622
Construction Materials — 0.1%
Martin Marietta Materials, Inc. (a)	10,243	5,513,294
Vulcan Materials Co.	22,132	5,542,517
		11,055,811
Consumer Finance — 0.5%
American Express Co.	94,120	25,525,344
Capital One Financial Corp.	63,994	9,581,822
Discover Financial Services	42,076	5,902,842
Synchrony Financial	66,234	3,303,752
		44,313,760
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	74,298	65,866,663
Dollar General Corp.	36,851	3,116,489
Dollar Tree, Inc. (a) (b)	33,860	2,381,035
Kroger Co.	111,285	6,376,630
Security Description	Shares	Value
Consumer Staples Distribution & Retail—(Continued)
Sysco Corp. (a)	82,412	$6,433,081
Target Corp.	77,532	12,084,138
Walgreens Boots Alliance, Inc. (a)	120,079	1,075,908
Walmart, Inc.	727,917	58,779,298
		156,113,242
Containers & Packaging — 0.2%
Amcor PLC	242,221	2,744,364
Avery Dennison Corp.	13,494	2,978,936
Ball Corp. (a)	50,873	3,454,785
International Paper Co. (a)	58,214	2,843,754
Packaging Corp. of America	14,943	3,218,722
Smurfit WestRock PLC (a)	82,685	4,086,293
		19,326,854
Distributors — 0.1%
Genuine Parts Co.	23,347	3,261,109
LKQ Corp. (a)	44,118	1,761,190
Pool Corp.	6,412	2,416,042
		7,438,341
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,201,641	26,436,102
Verizon Communications, Inc.	705,461	31,682,253
		58,118,355
Electric Utilities — 1.6%
Alliant Energy Corp. (a)	42,986	2,608,820
American Electric Power Co., Inc.	89,176	9,149,457
Constellation Energy Corp. (a)	52,403	13,625,828
Duke Energy Corp.	129,377	14,917,168
Edison International (a)	64,718	5,636,291
Entergy Corp. (a)	35,831	4,715,718
Evergy, Inc.	38,538	2,389,741
Eversource Energy (a)	59,893	4,075,719
Exelon Corp.	167,587	6,795,653
FirstEnergy Corp.	85,900	3,809,665
NextEra Energy, Inc.	344,313	29,104,778
NRG Energy, Inc. (a)	34,586	3,150,785
PG&E Corp.	358,211	7,081,831
Pinnacle West Capital Corp. (a)	19,031	1,685,956
PPL Corp.	123,635	4,089,846
Southern Co.	183,244	16,524,944
Xcel Energy, Inc.	93,430	6,100,979
		135,463,179
Electrical Equipment — 0.8%
AMETEK, Inc.	38,802	6,662,691
Eaton Corp. PLC	66,717	22,112,683
Emerson Electric Co.	95,977	10,497,005
GE Vernova, Inc. (b)	46,053	11,742,594
Generac Holdings, Inc. (b)	10,080	1,601,510
Hubbell, Inc. (a)	8,996	3,853,437
Rockwell Automation, Inc.	19,016	5,105,035
		61,574,955
BHFTII-213

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. - Class A	201,823	$13,150,787
CDW Corp.	22,386	5,065,952
Corning, Inc. (a)	129,064	5,827,240
Jabil, Inc.	19,011	2,278,088
Keysight Technologies, Inc. (b)	29,250	4,648,702
TE Connectivity PLC	50,933	7,690,374
Teledyne Technologies, Inc. (a) (b)	7,841	3,431,692
Trimble, Inc. (a) (b)	40,926	2,541,095
Zebra Technologies Corp. - Class A (b)	8,644	3,201,046
		47,834,976
Energy Equipment & Services — 0.2%
Baker Hughes Co.	166,485	6,018,433
Halliburton Co.	147,950	4,297,948
Schlumberger NV	237,973	9,982,967
		20,299,348
Entertainment — 1.2%
Electronic Arts, Inc. (a)	40,291	5,779,341
Live Nation Entertainment, Inc. (a) (b)	26,246	2,873,675
Netflix, Inc. (b)	71,923	51,012,826
Take-Two Interactive Software, Inc. (b)	27,319	4,199,203
Walt Disney Co.	303,933	29,235,315
Warner Bros Discovery, Inc. (a) (b)	373,926	3,084,890
		96,185,250
Financial Services — 4.1%
Berkshire Hathaway, Inc. - Class B (b)	306,984	141,292,456
Corpay, Inc. (a) (b)	11,636	3,639,275
Fidelity National Information Services, Inc.	91,429	7,657,179
Fiserv, Inc. (b)	96,484	17,333,350
Global Payments, Inc.	42,640	4,367,189
Jack Henry & Associates, Inc. (a)	12,217	2,156,789
Mastercard, Inc. - Class A	138,266	68,275,751
PayPal Holdings, Inc. (b)	171,329	13,368,802
Visa, Inc. - Class A (a)	279,945	76,970,878
		335,061,669
Food Products — 0.7%
Archer-Daniels-Midland Co.	80,130	4,786,966
Bunge Global SA (a)	23,738	2,294,040
Campbell Soup Co. (a)	33,022	1,615,436
Conagra Brands, Inc.	80,282	2,610,771
General Mills, Inc.	93,282	6,888,876
Hershey Co. (a)	24,748	4,746,171
Hormel Foods Corp.	48,701	1,543,822
J.M. Smucker Co. (a)	17,836	2,159,940
Kellanova	44,960	3,628,722
Kraft Heinz Co.	147,917	5,193,366
Lamb Weston Holdings, Inc. (a)	24,077	1,558,745
McCormick & Co., Inc.	42,234	3,475,858
Mondelez International, Inc. - Class A	223,862	16,491,913
Tyson Foods, Inc. - Class A	47,899	2,852,864
		59,847,490
Security Description	Shares	Value
Gas Utilities — 0.0%
Atmos Energy Corp. (a)	26,015	$3,608,541
Ground Transportation — 1.0%
CSX Corp.	324,908	11,219,073
JB Hunt Transport Services, Inc.	13,502	2,326,800
Norfolk Southern Corp.	37,891	9,415,913
Old Dominion Freight Line, Inc.	31,604	6,277,819
Uber Technologies, Inc. (a) (b)	352,090	26,463,084
Union Pacific Corp.	102,094	25,164,129
		80,866,818
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	291,584	33,243,492
Align Technology, Inc. (b)	11,767	2,992,583
Baxter International, Inc.	85,499	3,246,397
Becton Dickinson & Co.	48,440	11,678,884
Boston Scientific Corp. (a) (b)	246,793	20,681,253
Cooper Cos., Inc. (b)	33,369	3,681,935
Dexcom, Inc. (b)	67,156	4,502,138
Edwards Lifesciences Corp. (b)	100,954	6,661,954
GE HealthCare Technologies, Inc. (a)	76,530	7,182,340
Hologic, Inc. (b)	38,925	3,170,831
IDEXX Laboratories, Inc. (b)	13,794	6,969,005
Insulet Corp. (a) (b)	11,750	2,734,813
Intuitive Surgical, Inc. (b)	59,444	29,203,054
Medtronic PLC	214,947	19,351,678
ResMed, Inc.	24,624	6,011,211
Solventum Corp. (b)	23,155	1,614,367
STERIS PLC	16,527	4,008,459
Stryker Corp.	57,458	20,757,277
Teleflex, Inc.	7,896	1,952,839
Zimmer Biomet Holdings, Inc. (a)	34,129	3,684,226
		193,328,736
Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	40,865	4,516,400
Cencora, Inc. (a)	29,235	6,580,214
Centene Corp. (b)	88,155	6,636,308
Cigna Group	46,849	16,230,367
CVS Health Corp.	210,821	13,256,424
DaVita, Inc. (a) (b)	7,733	1,267,671
Elevance Health, Inc.	38,861	20,207,720
HCA Healthcare, Inc. (a)	31,140	12,656,230
Henry Schein, Inc. (a) (b)	21,234	1,547,959
Humana, Inc.	20,178	6,391,180
Labcorp Holdings, Inc.	14,071	3,144,587
McKesson Corp.	21,732	10,744,735
Molina Healthcare, Inc. (a) (b)	9,821	3,383,924
Quest Diagnostics, Inc.	18,655	2,896,189
UnitedHealth Group, Inc.	154,753	90,480,984
Universal Health Services, Inc. - Class B	9,965	2,282,085
		202,222,977
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. (a)	26,090	3,098,188
Healthpeak Properties, Inc.	117,944	2,697,379
BHFTII-214

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care REITs—(Continued)
Ventas, Inc.	69,239	$4,440,297
Welltower, Inc.	96,981	12,416,477
		22,652,341
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. (a)	117,719	2,071,854
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. - Class A (a) (b)	73,738	9,350,716
Booking Holdings, Inc.	5,619	23,667,902
Caesars Entertainment, Inc. (a) (b)	36,255	1,513,284
Carnival Corp. (b)	169,298	3,128,627
Chipotle Mexican Grill, Inc. (b)	229,506	13,224,136
Darden Restaurants, Inc.	19,853	3,258,473
Domino's Pizza, Inc. (a)	5,861	2,521,051
Expedia Group, Inc. (b)	20,890	3,092,138
Hilton Worldwide Holdings, Inc.	41,298	9,519,189
Las Vegas Sands Corp. (a)	59,238	2,982,041
Marriott International, Inc. - Class A	39,159	9,734,927
McDonald's Corp.	120,218	36,607,583
MGM Resorts International (a) (b)	38,690	1,512,392
Norwegian Cruise Line Holdings Ltd. (a) (b)	73,686	1,511,300
Royal Caribbean Cruises Ltd. (a)	39,689	7,039,241
Starbucks Corp.	189,909	18,514,228
Wynn Resorts Ltd.	15,671	1,502,535
Yum! Brands, Inc.	47,119	6,582,996
		155,262,759
Household Durables — 0.4%
DR Horton, Inc.	49,176	9,381,305
Garmin Ltd.	25,770	4,536,293
Lennar Corp. - Class A	40,506	7,594,065
Mohawk Industries, Inc. (b)	8,779	1,410,610
NVR, Inc. (b)	516	5,062,889
PulteGroup, Inc.	34,778	4,991,686
		32,976,848
Household Products — 1.2%
Church & Dwight Co., Inc. (a)	41,027	4,296,347
Clorox Co.	20,757	3,381,523
Colgate-Palmolive Co.	136,933	14,215,015
Kimberly-Clark Corp.	56,444	8,030,852
Procter & Gamble Co.	394,509	68,328,959
		98,252,696
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (a)	119,141	2,389,968
Vistra Corp. (a)	57,576	6,825,059
		9,215,027
Industrial Conglomerates — 0.4%
3M Co.	92,064	12,585,149
Honeywell International, Inc.	109,130	22,558,262
		35,143,411
Security Description	Shares	Value
Industrial REITs — 0.2%
Prologis, Inc.	155,170	$19,594,868
Insurance — 2.1%
Aflac, Inc.	84,467	9,443,410
Allstate Corp.	44,250	8,392,012
American International Group, Inc. (a)	107,917	7,902,762
Aon PLC - Class A	36,407	12,596,458
Arch Capital Group Ltd. (b)	62,766	7,022,260
Arthur J Gallagher & Co.	36,718	10,331,344
Assurant, Inc.	8,680	1,726,105
Brown & Brown, Inc.	39,679	4,110,744
Chubb Ltd.	62,956	18,155,881
Cincinnati Financial Corp. (a)	26,183	3,564,030
Erie Indemnity Co. - Class A	4,180	2,256,448
Everest Group Ltd.	7,252	2,841,551
Globe Life, Inc.	15,052	1,594,157
Hartford Financial Services Group, Inc.	49,105	5,775,239
Loews Corp.	30,534	2,413,713
Marsh & McLennan Cos., Inc.	82,412	18,385,293
MetLife, Inc. (c)	98,587	8,131,456
Principal Financial Group, Inc. (a)	35,705	3,067,059
Progressive Corp.	98,150	24,906,544
Prudential Financial, Inc.	59,828	7,245,171
Travelers Cos., Inc.	38,198	8,942,916
W.R. Berkley Corp.	50,382	2,858,171
Willis Towers Watson PLC (a)	17,020	5,012,901
		176,675,625
Interactive Media & Services — 6.2%
Alphabet, Inc. - Class A	981,893	162,846,954
Alphabet, Inc. - Class C (d)	804,938	134,577,584
Match Group, Inc. (b)	43,219	1,635,407
Meta Platforms, Inc. - Class A	366,133	209,589,175
		508,649,120
IT Services — 1.2%
Accenture PLC - Class A	104,974	37,106,210
Akamai Technologies, Inc. (a) (b)	25,393	2,563,423
Cognizant Technology Solutions Corp. - Class A	83,065	6,410,957
EPAM Systems, Inc. (b)	9,541	1,898,945
Gartner, Inc. (b)	12,915	6,544,805
GoDaddy, Inc. - Class A (b)	23,625	3,703,928
International Business Machines Corp.	154,372	34,128,562
VeriSign, Inc. (b)	14,066	2,671,977
		95,028,807
Leisure Products — 0.0%
Hasbro, Inc.	21,961	1,588,220
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	48,895	7,259,930
Bio-Techne Corp.	26,409	2,110,871
Charles River Laboratories International, Inc. (a) (b)	8,653	1,704,382
Danaher Corp.	107,720	29,948,314
IQVIA Holdings, Inc. (a) (b)	29,024	6,877,817
Mettler-Toledo International, Inc. (b)	3,556	5,332,933
BHFTII-215

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services—(Continued)
Revvity, Inc. (a)	20,669	$2,640,465
Thermo Fisher Scientific, Inc.	64,018	39,599,614
Waters Corp. (a) (b)	9,948	3,580,186
West Pharmaceutical Services, Inc.	12,157	3,649,045
		102,703,557
Machinery — 1.7%
Caterpillar, Inc.	81,263	31,783,585
Cummins, Inc.	22,968	7,436,809
Deere & Co.	42,949	17,923,906
Dover Corp.	23,036	4,416,923
Fortive Corp.	58,712	4,634,138
IDEX Corp. (a)	12,687	2,721,361
Illinois Tool Works, Inc. (a)	45,279	11,866,268
Ingersoll Rand, Inc. (a)	67,618	6,637,383
Nordson Corp. (a)	9,118	2,394,660
Otis Worldwide Corp. (a)	67,127	6,977,180
PACCAR, Inc.	87,852	8,669,235
Parker-Hannifin Corp.	21,542	13,610,666
Pentair PLC (a)	27,735	2,712,206
Snap-on, Inc. (a)	8,829	2,557,850
Stanley Black & Decker, Inc.	25,801	2,841,464
Westinghouse Air Brake Technologies Corp.	29,358	5,336,404
Xylem, Inc.	40,705	5,496,396
		138,016,434
Media — 0.5%
Charter Communications, Inc. - Class A (a) (b)	16,267	5,271,809
Comcast Corp. - Class A	647,398	27,041,815
Fox Corp. - Class A	37,647	1,593,598
Fox Corp. - Class B	22,109	857,829
Interpublic Group of Cos., Inc. (a)	62,944	1,990,919
News Corp. - Class A (a)	63,402	1,688,395
News Corp. - Class B (a)	18,812	525,795
Omnicom Group, Inc. (a)	32,788	3,389,951
Paramount Global - Class B	99,666	1,058,453
		43,418,564
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	240,798	12,020,636
Newmont Corp.	192,294	10,278,115
Nucor Corp. (a)	39,774	5,979,623
Steel Dynamics, Inc.	24,049	3,032,098
		31,310,472
Multi-Utilities — 0.7%
Ameren Corp.	44,715	3,910,774
CenterPoint Energy, Inc. (a)	109,220	3,213,252
CMS Energy Corp.	50,063	3,535,950
Consolidated Edison, Inc.	57,957	6,035,062
Dominion Energy, Inc.	140,595	8,124,985
DTE Energy Co.	34,693	4,454,928
NiSource, Inc.	75,164	2,604,433
Public Service Enterprise Group, Inc. (a)	83,485	7,447,697
Sempra	106,107	8,873,728
Security Description	Shares	Value
Multi-Utilities—(Continued)
WEC Energy Group, Inc. (a)	52,970	$5,094,655
		53,295,464
Office REITs — 0.0%
BXP, Inc. (a)	24,350	1,959,201
Oil, Gas & Consumable Fuels — 3.0%
APA Corp. (a)	61,991	1,516,300
Chevron Corp. (a)	285,047	41,978,872
ConocoPhillips	194,610	20,488,541
Coterra Energy, Inc.	123,892	2,967,213
Devon Energy Corp. (a)	104,943	4,105,370
Diamondback Energy, Inc.	31,398	5,413,015
EOG Resources, Inc.	95,290	11,714,000
EQT Corp. (a)	99,551	3,647,549
Exxon Mobil Corp.	744,560	87,277,323
Hess Corp.	46,318	6,289,984
Kinder Morgan, Inc. (a)	323,599	7,148,302
Marathon Oil Corp.	93,745	2,496,429
Marathon Petroleum Corp.	56,088	9,137,296
Occidental Petroleum Corp. (a)	112,840	5,815,773
ONEOK, Inc. (a)	97,883	8,920,078
Phillips 66 (a)	70,146	9,220,692
Targa Resources Corp.	36,715	5,434,187
Valero Energy Corp.	53,691	7,249,896
Williams Cos., Inc. (a)	204,277	9,325,245
		250,146,065
Passenger Airlines — 0.1%
Delta Air Lines, Inc. (a)	107,465	5,458,147
Southwest Airlines Co. (a)	100,411	2,975,178
United Airlines Holdings, Inc. (b)	55,108	3,144,463
		11,577,788
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. - Class A	39,051	3,892,994
Kenvue, Inc. (a)	320,957	7,423,736
		11,316,730
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	339,765	17,579,441
Catalent, Inc. (b)	30,329	1,837,028
Eli Lilly & Co.	132,202	117,123,040
Johnson & Johnson	403,423	65,378,731
Merck & Co., Inc.	424,801	48,240,402
Pfizer, Inc.	949,665	27,483,305
Viatris, Inc.	200,018	2,322,209
Zoetis, Inc. (a)	75,925	14,834,226
		294,798,382
Professional Services — 0.6%
Amentum Holdings, Inc. (b)	20,984	676,734
Automatic Data Processing, Inc.	68,341	18,912,005
Broadridge Financial Solutions, Inc.	19,559	4,205,772
Dayforce, Inc. (a) (b)	26,495	1,622,819
BHFTII-216

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Professional Services—(Continued)
Equifax, Inc. (a)	20,737	$6,093,775
Jacobs Solutions, Inc.	20,984	2,746,806
Leidos Holdings, Inc.	22,576	3,679,888
Paychex, Inc. (a)	53,713	7,207,747
Paycom Software, Inc.	8,155	1,358,378
Verisk Analytics, Inc.	23,868	6,395,669
		52,899,593
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (b)	50,479	6,283,626
CoStar Group, Inc. (a) (b)	68,680	5,181,219
		11,464,845
Residential REITs — 0.3%
AvalonBay Communities, Inc. (a)	23,802	5,361,400
Camden Property Trust (a)	17,870	2,207,481
Equity Residential	57,177	4,257,399
Essex Property Trust, Inc.	10,761	3,179,015
Invitation Homes, Inc.	95,476	3,366,484
Mid-America Apartment Communities, Inc. (a)	19,587	3,112,374
UDR, Inc.	50,299	2,280,557
		23,764,710
Retail REITs — 0.3%
Federal Realty Investment Trust	12,607	1,449,427
Kimco Realty Corp.	112,972	2,623,210
Realty Income Corp.	145,946	9,255,895
Regency Centers Corp.	27,374	1,977,224
Simon Property Group, Inc.	51,361	8,681,036
		23,986,792
Semiconductors & Semiconductor Equipment — 11.0%
Advanced Micro Devices, Inc. (b)	271,237	44,504,567
Analog Devices, Inc.	83,160	19,140,937
Applied Materials, Inc.	138,758	28,036,054
Broadcom, Inc.	780,099	134,567,077
Enphase Energy, Inc. (a) (b)	22,694	2,564,876
First Solar, Inc. (a) (b)	17,940	4,474,954
Intel Corp.	715,094	16,776,105
KLA Corp.	22,528	17,445,908
Lam Research Corp.	21,850	17,831,348
Microchip Technology, Inc.	89,911	7,218,954
Micron Technology, Inc.	185,827	19,272,118
Monolithic Power Systems, Inc.	8,171	7,554,090
NVIDIA Corp.	4,122,645	500,654,009
NXP Semiconductors NV	42,690	10,246,027
ON Semiconductor Corp. (b)	71,786	5,212,381
Qorvo, Inc. (b)	15,897	1,642,160
QUALCOMM, Inc.	186,692	31,746,975
Skyworks Solutions, Inc.	26,766	2,643,678
Teradyne, Inc.	27,346	3,662,450
Texas Instruments, Inc.	153,015	31,608,309
		906,802,977
Security Description	Shares	Value
Software — 10.2%
Adobe, Inc. (b)	74,308	$38,475,196
ANSYS, Inc. (b)	14,645	4,666,336
Autodesk, Inc. (b)	36,106	9,946,481
Cadence Design Systems, Inc. (b)	45,889	12,437,296
Crowdstrike Holdings, Inc. - Class A (b)	38,693	10,852,226
Fair Isaac Corp. (b)	4,109	7,985,924
Fortinet, Inc. (b)	106,396	8,251,010
Gen Digital, Inc.	90,775	2,489,958
Intuit, Inc.	46,849	29,093,229
Microsoft Corp.	1,245,682	536,016,965
Oracle Corp.	267,871	45,645,218
Palantir Technologies, Inc. - Class A (a) (b)	337,484	12,554,405
Palo Alto Networks, Inc. (a) (b)	54,265	18,547,777
PTC, Inc. (b)	20,133	3,637,228
Roper Technologies, Inc.	17,965	9,996,445
Salesforce, Inc.	162,392	44,448,314
ServiceNow, Inc. (b)	34,523	30,877,026
Synopsys, Inc. (b)	25,677	13,002,576
Tyler Technologies, Inc. (b)	7,152	4,174,765
		843,098,375
Specialized REITs — 1.0%
American Tower Corp.	78,277	18,204,099
Crown Castle, Inc.	72,827	8,639,467
Digital Realty Trust, Inc.	51,577	8,346,706
Equinix, Inc.	15,912	14,123,969
Extra Space Storage, Inc. (a)	35,516	6,399,628
Iron Mountain, Inc.	49,159	5,841,564
Public Storage	26,398	9,605,440
SBA Communications Corp.	18,011	4,335,248
VICI Properties, Inc.	175,492	5,845,638
Weyerhaeuser Co.	121,888	4,127,128
		85,468,887
Specialty Retail — 1.9%
AutoZone, Inc. (b)	2,863	9,018,564
Best Buy Co., Inc.	32,897	3,398,260
CarMax, Inc. (a) (b)	26,156	2,023,951
Home Depot, Inc.	166,182	67,336,946
Lowe's Cos., Inc.	95,497	25,865,362
O'Reilly Automotive, Inc. (a) (b)	9,721	11,194,704
Ross Stores, Inc.	55,903	8,413,961
TJX Cos., Inc.	189,398	22,261,841
Tractor Supply Co. (a)	18,077	5,259,142
Ulta Beauty, Inc. (b)	7,997	3,111,793
		157,884,524
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	2,548,019	593,688,427
Dell Technologies, Inc. - Class C	48,210	5,714,813
Hewlett Packard Enterprise Co.	217,808	4,456,352
HP, Inc. (a)	163,994	5,882,465
NetApp, Inc.	34,450	4,254,920
Seagate Technology Holdings PLC (a)	35,191	3,854,470
Super Micro Computer, Inc. (a) (b)	8,440	3,514,416
BHFTII-217

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Technology Hardware, Storage & Peripherals—(Continued)
Western Digital Corp. (b)	54,721	$3,736,897
		625,102,760
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp. (a) (b)	25,550	4,073,947
Lululemon Athletica, Inc. (a) (b)	19,273	5,229,729
NIKE, Inc. - Class B	201,349	17,799,252
Ralph Lauren Corp. (a)	6,713	1,301,449
Tapestry, Inc. (a)	38,582	1,812,582
		30,216,959
Tobacco — 0.6%
Altria Group, Inc. (a)	285,941	14,594,429
Philip Morris International, Inc.	260,564	31,632,469
		46,226,898
Trading Companies & Distributors — 0.3%
Fastenal Co.	95,968	6,854,034
United Rentals, Inc. (a)	11,160	9,036,587
WW Grainger, Inc. (a)	7,447	7,736,018
		23,626,639
Water Utilities — 0.1%
American Water Works Co., Inc.	32,656	4,775,613
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	82,126	16,947,521
Total Common Stocks (Cost $2,471,016,450)		8,160,426,152

Mutual Funds—0.4%
Investment Company Securities — 0.4%
SPDR S&P 500 ETF Trust (Cost $34,830,592)	64,000	36,720,640

Short-Term Investments—0.4%
U.S. Treasury—0.4%
U.S. Treasury Bills
4.011%, 10/08/24 (e)	2,500,000	2,497,724
4.092%, 10/08/24 (e)	3,325,000	3,321,972
4.141%, 10/08/24 (e)	10,000,000	9,990,895
4.296%, 10/08/24 (e)	15,875,000	15,860,546
Total Short-Term Investments (Cost $31,670,824)		31,671,137

Securities Lending Reinvestments (f)—3.1%
Certificates of Deposit—0.6%
Bank of Montreal
5.030%, SOFR + 0.200%, 12/17/24 (g)	2,000,000	2,000,003
5.130%, SOFR + 0.300%, 03/04/25 (g)	1,000,000	1,000,007
5.180%, SOFR + 0.350%, 07/14/25 (g)	1,000,000	1,000,003
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Bank of Montreal
5.390%, SOFR + 0.550%, 11/08/24 (g)	2,000,000	$2,000,766
Bank of Nova Scotia
5.140%, SOFR + 0.300%, 03/13/25 (g)	1,000,000	999,992
5.150%, SOFR + 0.310%, 03/19/25 (g)	2,000,000	1,999,988
Barclays Bank PLC (NY)
5.210%, SOFR + 0.380%, 02/10/25 (g)	3,000,000	3,002,073
Bayerische Landesbank (NY)
5.210%, 10/17/24	5,000,000	5,000,820
Commonwealth Bank of Australia
5.010%, SOFR + 0.170%, 12/20/24 (g)	1,000,000	999,931
Cooperatieve Rabobank UA
5.170%, SOFR + 0.340%, 07/30/25 (g)	2,000,000	2,003,040
Credit Agricole Corp. & Investment Bank
5.500%, 12/10/24	1,100,000	1,101,314
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	993,470
Mitsubishi UFJ Trust & Banking Corp.
5.060%, SOFR + 0.220%, 01/27/25 (g)	1,000,000	1,000,000
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (g)	3,000,000	3,000,312
Nordea Bank Abp
5.040%, SOFR + 0.200%, 10/21/24 (g)	3,000,000	3,000,153
Oversea-Chinese Banking Corp. Ltd.
5.030%, SOFR + 0.200%, 10/22/24 (g)	3,000,000	3,000,111
Royal Bank of Canada
5.180%, SOFR + 0.340%, 05/08/25 (g)	1,000,000	1,000,952
Societe Generale
5.020%, SOFR + 0.180%, 11/25/24 (g)	3,000,000	3,000,042
Standard Chartered Bank
5.200%, SOFR + 0.360%, 01/23/25 (g)	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp.
5.060%, SOFR + 0.220%, 01/21/25 (g)	2,000,000	2,000,736
Toronto-Dominion Bank
5.170%, SOFR + 0.340%, 05/09/25 (g)	1,000,000	999,994
Westpac Banking Corp.
5.170%, SOFR + 0.330%, 04/28/25 (g)	1,000,000	1,000,344
5.390%, SOFR + 0.550%, 10/11/24 (g)	5,000,000	5,000,505
		46,104,556
Commercial Paper—0.1%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (g)	5,000,000	4,999,945
Chesham Finance Ltd./Chesham Finance LLC
4.830%, 10/04/24	2,000,000	1,998,906
ING U.S. Funding LLC
5.060%, SOFR + 0.230%, 11/20/24 (g)	1,000,000	1,000,110
United Overseas Bank Ltd.
4.980%, SOFR + 0.150%, 11/05/24 (g)	3,500,000	3,500,028
		11,498,989
BHFTII-218

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (f)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—2.3%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $12,001,650; collateralized by various Common Stock with an aggregate market value of $13,364,267	12,000,000	$12,000,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $23,063,177; collateralized by various Common Stock with an aggregate market value of $25,681,665	23,060,000	23,060,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $18,302,532; collateralized by various Common Stock with an aggregate market value of $20,380,506	18,300,000	18,300,000
Barclays Bank PLC
Repurchase Agreement dated 09/30/24 at 5.180%, due on 01/03/25 with a maturity value of $10,136,694; collateralized by various Common Stock with an aggregate market value of $11,145,963	10,000,000	10,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 09/30/24 at 4.890%, due on 10/01/24 with a maturity value of $8,001,087; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/30/26 - 02/15/44, and an aggregate market value of $8,175,435	8,000,000	8,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $20,552,944; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $21,078,460	20,000,000	20,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $21,496,374; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $21,923,356	21,493,485	21,493,485
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $10,009,644; collateralized by various Common Stock with an aggregate market value of $11,156,596	10,000,000	10,000,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $12,001,663; collateralized by various Common Stock with an aggregate market value of $13,344,407	12,000,000	12,000,000
National Bank of Canada Financial, Inc.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $10,001,386; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 02/28/26 - 05/15/27, and various Common Stock with an aggregate market value of $10,490,684	10,000,000	10,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $5,600,776; collateralized by various Common Stock with an aggregate market value of $6,246,370	5,600,000	5,600,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $5,000,676; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $5,101,952	5,000,000	$5,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $1,000,135; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 6.250%, maturity dates ranging from 04/30/25 - 02/15/51, and an aggregate market value of $1,025,119	1,000,000	1,000,000
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $5,000,685; collateralized by various Common Stock with an aggregate market value of $5,567,276	5,000,000	5,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $24,445,968; collateralized by various Common Stock with an aggregate market value of $26,890,569	24,442,620	24,442,620
		185,896,105
Time Deposits—0.1%
First Abu Dhabi Bank USA NV
4.820%, 10/01/24	5,000,000	5,000,000
National Bank of Canada
4.900%, OBFR + 0.070%, 10/07/24 (g)	5,000,000	5,000,000
		10,000,000

Mutual Funds—0.0%
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.840% (h)	2,000,000	2,000,000
Total Securities Lending Reinvestments (Cost $255,490,437)		255,499,650
Total Investments—103.1% (Cost $2,793,008,303)		8,484,317,579
Other assets and liabilities (net)—(3.1)%		(255,074,276)
Net Assets—100.0%		$8,229,243,303

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $353,683,601 and the collateral received consisted of cash in the amount of $255,457,336 and non-cash collateral with a value of $105,208,558. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2024, the market value of securities pledged was $20,062,800.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
BHFTII-219

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)

Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(h)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of September 30, 2024
MetLife, Inc.	$7,583,458	$(1,177,474)	$526,575	$1,198,897	$8,131,456

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2024
MetLife, Inc.	$172,141	98,587
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Future	12/20/24	101	USD	29,361,963	$974,216
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$8,160,426,152	$—	$—	$8,160,426,152
Total Mutual Funds*	36,720,640	—	—	36,720,640
Total Short-Term Investments*	—	31,671,137	—	31,671,137
Securities Lending Reinvestments
Certificates of Deposit	—	46,104,556	—	46,104,556
Commercial Paper	—	11,498,989	—	11,498,989
Repurchase Agreements	—	185,896,105	—	185,896,105
Time Deposits	—	10,000,000	—	10,000,000
Mutual Funds	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	253,499,650	—	255,499,650
Total Investments	$8,199,146,792	$285,170,787	$—	$8,484,317,579
Collateral for Securities Loaned (Liability)	$—	$(255,457,336)	$—	$(255,457,336)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$974,216	$—	$—	$974,216

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-220

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—59.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.2%
General Dynamics Corp.	10,184	$3,077,605
L3Harris Technologies, Inc.	17,617	4,190,556
		7,268,161
Automobile Components — 1.3%
Aptiv PLC (a)	65,964	4,750,068
Lear Corp. (b)	28,913	3,155,854
		7,905,922
Banks — 4.2%
Bank of America Corp.	225,915	8,964,307
JPMorgan Chase & Co.	46,012	9,702,090
PNC Financial Services Group, Inc.	16,914	3,126,553
Truist Financial Corp.	113,341	4,847,595
		26,640,545
Beverages — 0.8%
Constellation Brands, Inc. - Class A	10,787	2,779,702
Diageo PLC	68,376	2,385,777
		5,165,479
Building Products — 3.3%
Johnson Controls International PLC	133,897	10,391,746
Masco Corp.	120,618	10,124,675
		20,516,421
Capital Markets — 6.7%
Cboe Global Markets, Inc.	14,304	2,930,460
Charles Schwab Corp.	194,724	12,620,062
CME Group, Inc.	11,460	2,528,649
Goldman Sachs Group, Inc.	25,318	12,535,195
Morgan Stanley	48,277	5,032,395
Northern Trust Corp.	72,528	6,529,696
		42,176,457
Chemicals — 2.3%
Air Products & Chemicals, Inc.	6,006	1,788,226
Axalta Coating Systems Ltd. (a)	107,439	3,888,217
DuPont de Nemours, Inc.	42,525	3,789,403
PPG Industries, Inc.	36,780	4,871,879
		14,337,725
Construction Materials — 0.2%
Summit Materials, Inc. - Class A (a) (b)	29,320	1,144,360
Consumer Staples Distribution & Retail — 0.4%
Target Corp.	8,654	1,348,812
U.S. Foods Holding Corp. (a)	14,067	865,121
		2,213,933
Distributors — 0.6%
LKQ Corp.	92,517	3,693,279
Electric Utilities — 2.9%
Duke Energy Corp.	43,631	5,030,654
Security Description	Shares	Value
Electric Utilities—(Continued)
Exelon Corp.	56,931	$2,308,552
PG&E Corp.	296,423	5,860,283
Southern Co. (b)	52,307	4,717,045
		17,916,534
Electrical Equipment — 1.3%
Eaton Corp. PLC	14,398	4,772,073
Regal Rexnord Corp. (b)	20,987	3,481,324
		8,253,397
Entertainment — 0.4%
Electronic Arts, Inc.	8,971	1,286,800
Warner Bros Discovery, Inc. (a) (b)	142,625	1,176,656
		2,463,456
Financial Services — 1.2%
Fidelity National Information Services, Inc.	37,945	3,177,894
Fiserv, Inc. (a)	24,326	4,370,166
		7,548,060
Food Products — 0.2%
Archer-Daniels-Midland Co.	21,621	1,291,638
Ground Transportation — 1.0%
Union Pacific Corp.	26,087	6,429,924
Health Care Equipment & Supplies — 2.5%
Becton Dickinson & Co.	19,781	4,769,199
Medtronic PLC	119,242	10,735,357
		15,504,556
Health Care Providers & Services — 2.6%
Cigna Group	29,747	10,305,551
McKesson Corp.	9,941	4,915,029
Quest Diagnostics, Inc.	8,776	1,362,474
		16,583,054
Hotels, Restaurants & Leisure — 0.5%
Booking Holdings, Inc.	442	1,861,757
Wendy's Co. (b)	58,246	1,020,470
		2,882,227
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	16,934	3,500,427
Insurance — 3.9%
Aon PLC - Class A	23,881	8,262,587
Chubb Ltd.	25,164	7,257,046
Principal Financial Group, Inc.	13,656	1,173,051
Travelers Cos., Inc.	9,192	2,152,031
Willis Towers Watson PLC	20,002	5,891,189
		24,735,904
Interactive Media & Services — 0.7%
Alphabet, Inc. - Class A	27,086	4,492,213
BHFTII-221

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services — 1.2%
Accenture PLC - Class A	9,544	$3,373,613
Amdocs Ltd.	24,184	2,115,616
Cognizant Technology Solutions Corp. - Class A	28,648	2,211,053
		7,700,282
Life Sciences Tools & Services — 0.5%
ICON PLC (a)	10,207	2,932,573
Machinery — 0.5%
Stanley Black & Decker, Inc.	29,755	3,276,918
Media — 2.4%
Comcast Corp. - Class A	235,234	9,825,724
Omnicom Group, Inc.	53,369	5,517,821
		15,343,545
Metals & Mining — 0.2%
Glencore PLC	223,822	1,281,722
Multi-Utilities — 0.8%
Dominion Energy, Inc. (b)	14,970	865,116
National Grid PLC	297,333	4,098,909
		4,964,025
Oil, Gas & Consumable Fuels — 4.0%
Chevron Corp.	11,119	1,637,495
ConocoPhillips	66,498	7,000,909
Exxon Mobil Corp.	43,196	5,063,435
Hess Corp.	55,479	7,534,048
Suncor Energy, Inc.	100,578	3,712,414
		24,948,301
Personal Care Products — 1.5%
Kenvue, Inc.	409,937	9,481,843
Pharmaceuticals — 3.4%
Johnson & Johnson	60,660	9,830,560
Organon & Co.	39,153	748,997
Pfizer, Inc.	267,457	7,740,205
Roche Holding AG	10,350	3,313,187
		21,632,949
Professional Services — 0.7%
Dun & Bradstreet Holdings, Inc. (b)	389,011	4,477,517
Semiconductors & Semiconductor Equipment — 1.4%
Intel Corp.	150,101	3,521,369
NXP Semiconductors NV	23,006	5,521,670
		9,043,039
Software — 1.5%
Microsoft Corp.	21,556	9,275,547
Tobacco — 1.3%
Altria Group, Inc.	38,151	1,947,227
Security Description	Shares/ Principal Amount*	Value
Tobacco—(Continued)
Philip Morris International, Inc.	53,513	$6,496,478
		8,443,705
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	22,952	4,736,375
Total Common Stocks (Cost $273,259,240)		370,202,013

U.S. Treasury & Government Agencies—19.2%
Agency Sponsored Mortgage-Backed — 11.8%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/51	100,516	79,804
1.500%, 10/01/51	164,617	130,300
2.000%, 02/01/42	430,481	372,288
2.000%, 12/01/50	92,069	76,680
2.000%, 08/01/51	467,805	389,781
2.000%, 11/01/51	214,732	179,662
2.000%, 02/01/52	982,036	816,730
2.000%, 03/01/52	2,080,269	1,722,205
2.500%, 04/01/37	172,703	162,032
2.500%, 04/01/48	58,080	51,722
2.500%, 10/01/51	264,868	231,667
2.500%, 12/01/51	2,273,376	1,965,524
2.500%, 03/01/52	220,394	191,593
2.500%, 04/01/52	505,766	437,253
2.500%, 05/01/52	1,649,220	1,426,315
2.500%, 06/01/52	210,872	182,196
2.500%, 07/01/52	294,494	254,968
2.500%, 09/01/52	57,879	50,102
3.000%, 01/01/38	168,288	159,295
3.000%, 10/01/42	201,945	187,443
3.000%, 04/01/43	515,678	478,757
3.000%, 05/01/43	434,015	402,911
3.000%, 05/01/46	179,821	165,764
3.000%, 10/01/46	408,193	376,029
3.000%, 11/01/46	429,511	395,170
3.000%, 03/01/48	36,411	33,359
3.000%, 07/01/50	17,550	16,091
3.000%, 03/01/52	33,940	30,515
3.000%, 04/01/52	156,885	141,118
3.000%, 05/01/52	357,614	321,348
3.000%, 06/01/52	759,114	682,392
3.500%, 11/01/37	115,333	112,161
3.500%, 02/01/42	168,342	161,159
3.500%, 04/01/42	107,604	103,254
3.500%, 12/01/42	304,600	291,644
3.500%, 04/01/43	39,386	37,746
3.500%, 07/01/43	14,848	14,192
3.500%, 08/01/43	182,945	174,584
3.500%, 12/01/45	98,996	93,521
3.500%, 12/01/46	478,618	451,800
3.500%, 05/01/52	90,641	85,525
3.500%, 06/01/52	269,375	250,924
3.500%, 04/01/53	496,258	462,134
4.000%, 08/01/37	30,768	30,577
BHFTII-222

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
4.000%, 11/01/40	140,209	$138,786
4.000%, 01/01/41	300,880	297,827
4.000%, 04/01/44	106,006	103,619
4.000%, 08/01/47	175,639	170,248
4.500%, 04/01/35	11,429	11,531
4.500%, 03/01/39	214,002	214,579
4.500%, 07/01/39	52,556	53,214
4.500%, 09/01/39	28,299	28,654
4.500%, 10/01/39	16,274	16,478
4.500%, 12/01/39	26,166	26,494
4.500%, 05/01/42	47,610	48,207
4.500%, 10/01/52	462,487	454,633
5.000%, 09/01/33	43,236	44,384
5.000%, 03/01/34	13,558	13,918
5.000%, 04/01/34	8,198	8,415
5.000%, 08/01/35	8,154	8,372
5.000%, 10/01/35	26,042	26,719
5.000%, 11/01/35	18,244	18,761
5.000%, 12/01/36	12,173	12,506
5.000%, 07/01/39	83,560	86,177
5.000%, 08/01/52	495,687	496,635
5.000%, 02/01/53	705,791	709,720
5.000%, 09/01/53	94,084	94,060
5.500%, 12/01/33	56,541	58,685
5.500%, 01/01/34	38,574	39,821
5.500%, 04/01/34	6,737	6,820
5.500%, 11/01/34	7,950	8,208
5.500%, 05/01/35	3,159	3,289
5.500%, 09/01/35	5,880	6,069
5.500%, 10/01/35	15,022	15,508
5.500%, 03/01/53	482,553	489,284
5.500%, 04/01/53	174,496	178,955
6.000%, 04/01/34	30,287	31,472
6.000%, 07/01/34	14,254	14,742
6.000%, 08/01/34	70,817	73,900
6.000%, 09/01/34	1,841	1,896
6.000%, 07/01/35	10,562	11,144
6.000%, 08/01/35	13,272	14,003
6.000%, 11/01/35	14,556	15,358
6.000%, 03/01/36	12,001	12,396
6.000%, 10/01/36	6,037	6,269
6.000%, 05/01/37	29,499	31,219
6.000%, 06/01/37	8,918	9,299
6.000%, 12/01/52	98,032	102,133
6.500%, 05/01/34	6,983	7,290
6.500%, 06/01/34	19,559	20,418
6.500%, 08/01/34	8,586	8,899
6.500%, 10/01/34	18,930	19,950
6.500%, 11/01/34	31,350	32,684
6.500%, 05/01/37	13,248	13,838
6.500%, 07/01/37	12,703	13,314
6.500%, 05/01/54	23,231	23,948
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.324%, 11/25/27 (c) (d)	5,207,000	32,277
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.376%, 12/25/27 (c) (d)	3,235,000	$25,420
0.387%, 11/25/24 (c) (d)	4,908,000	38
0.406%, 09/25/27 (c) (d)	3,341,000	29,610
0.410%, 11/25/27 (c) (d)	3,533,554	24,993
0.415%, 12/25/27 (c) (d)	3,579,000	34,445
0.417%, 01/25/31 (c) (d)	1,564,087	24,946
0.429%, 11/25/32 (c) (d)	2,592,022	44,183
0.441%, 11/25/31 (c) (d)	2,325,421	49,568
0.450%, 11/25/27 (c) (d)	3,193,575	28,104
0.451%, 10/25/24 (c) (d)	1,990,930	19
0.458%, 08/25/27 (c) (d)	3,107,000	30,756
0.488%, 12/25/27 (c) (d)	5,427,034	58,885
0.545%, 08/25/27 (c) (d)	1,990,416	21,221
0.596%, 12/25/31 (c) (d)	2,074,891	62,847
0.607%, 08/25/31 (c) (d)	483,898	14,043
0.609%, 03/25/31 (c) (d)	1,254,870	33,485
0.632%, 09/25/31 (c) (d)	1,578,796	49,647
0.665%, 12/25/31 (c) (d)	3,517,256	119,941
0.700%, 07/25/27 (c) (d)	3,681,551	49,504
0.777%, 06/25/27 (c) (d)	4,356,000	76,219
0.828%, 03/25/31 (c) (d)	539,591	22,374
0.872%, 01/25/31 (c) (d)	658,188	28,079
0.879%, 06/25/27 (c) (d)	1,405,696	22,652
0.955%, 09/25/31 (c) (d)	453,515	22,200
1.026%, 01/25/31 (c) (d)	441,180	22,385
1.039%, 07/25/31 (c) (d)	361,575	20,071
1.172%, 11/25/30 (c) (d)	400,945	22,713
1.218%, 07/25/29 (c) (d)	253,890	11,190
1.262%, 09/25/30 (c) (d)	229,735	13,809
1.265%, 08/25/29 (c) (d)	1,571,317	73,159
1.324%, 05/25/31 (c) (d)	240,722	16,302
1.436%, 06/25/30 (c) (d)	396,103	26,255
1.703%, 08/25/30 (c) (d)	357,560	28,797
1.769%, 05/25/30 (c) (d)	384,386	31,656
1.907%, 05/25/30 (c) (d)	1,002,928	88,190
1.914%, 04/25/30 (c) (d)	300,000	25,817
1.985%, 04/25/30 (c) (d)	808,011	72,335
Federal Home Loan Mortgage Corp. REMICS
3.000%, 07/15/39	29,922	28,860
3.500%, 08/15/42	123,297	117,381
4.500%, 12/15/40 (c)	6,630	622
5.000%, 01/15/40	40,024	41,328
5.500%, 02/15/36 (c)	13,700	2,285
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 02/25/59	92,541	81,446
3.500%, 10/25/58	154,209	145,730
Federal National Mortgage Association
1.500%, 02/01/42	29,739	24,986
1.500%, 09/01/51	934,415	739,910
1.500%, 10/01/51	486,290	384,898
2.000%, 12/01/36	69,233	63,405
2.000%, 02/01/42	626,346	544,500
2.000%, 03/01/42	391,956	340,737
BHFTII-223

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.000%, 04/01/42	661,462	$575,028
2.000%, 08/01/50	206,892	171,599
2.000%, 01/01/51	46,768	39,206
2.000%, 02/01/51	78,304	65,892
2.000%, 04/01/51	173,253	144,060
2.000%, 10/01/51	69,806	57,908
2.000%, 12/01/51	62,388	51,710
2.000%, 02/01/52	1,511,860	1,251,828
2.000%, 03/01/52	3,290,297	2,725,190
2.000%, 04/01/52	765,110	635,988
2.000%, 07/01/52	108,305	89,823
2.500%, 11/01/31	14,556	13,970
2.500%, 10/01/36	108,920	102,125
2.500%, 07/01/37	226,638	213,054
2.500%, 03/01/42	301,872	271,147
2.500%, 04/01/42	478,199	429,525
2.500%, 01/01/50	447,215	390,696
2.500%, 02/01/50	173,860	152,609
2.500%, 03/01/50	242,496	211,998
2.500%, 06/01/50	33,972	29,906
2.500%, 07/01/50	340,363	300,445
2.500%, 10/01/50	303,760	267,788
2.500%, 02/01/51	278,773	242,028
2.500%, 05/01/51	1,313,117	1,134,922
2.500%, 06/01/51	903,390	781,101
2.500%, 08/01/51	113,494	99,048
2.500%, 09/01/51	471,087	406,732
2.500%, 10/01/51	44,141	38,304
2.500%, 12/01/51	990,224	861,546
2.500%, 01/01/52	856,561	747,615
2.500%, 02/01/52	246,680	213,429
2.500%, 03/01/52	570,365	499,594
2.500%, 04/01/52	656,214	568,178
2.500%, 05/01/52	356,066	309,472
2.500%, 06/01/52	22,198	19,197
2.500%, 07/01/52	612,516	528,839
3.000%, 11/01/28	28,551	27,976
3.000%, 09/01/30	20,788	20,277
3.000%, 12/01/31	349,346	340,378
3.000%, 08/01/33	14,456	14,018
3.000%, 10/01/33	372,012	360,375
3.000%, 12/01/33	31,148	30,303
3.000%, 07/01/37	49,896	47,222
3.000%, 11/01/37	87,490	82,794
3.000%, 09/01/46	75,185	69,183
3.000%, 04/01/51	22,781	20,630
3.000%, 06/01/51	101,657	93,082
3.000%, 12/01/51	599,652	543,909
3.000%, 01/01/52	275,106	250,941
3.000%, 03/01/52	1,074,868	966,510
3.000%, 05/01/52	959,158	860,967
3.000%, 07/01/52	359,030	322,567
3.000%, 08/01/52	319,992	287,499
3.000%, 09/01/52	23,763	21,423
3.500%, 04/01/38	82,457	79,808
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.500%, 11/01/41	22,596	$21,573
3.500%, 01/01/42	212,647	203,657
3.500%, 01/01/43	75,820	72,393
3.500%, 04/01/43	266,956	254,887
3.500%, 05/01/43	220,437	210,474
3.500%, 07/01/43	314,562	300,343
3.500%, 08/01/43	125,139	119,482
3.500%, 09/01/43	452,128	431,688
3.500%, 02/01/45	369,027	352,433
3.500%, 09/01/45	299,446	282,827
3.500%, 10/01/45	252,459	240,094
3.500%, 01/01/46	91,443	86,925
3.500%, 05/01/46	94,913	90,275
3.500%, 07/01/46	317,866	302,060
3.500%, 03/01/52	120,111	111,864
3.500%, 05/01/52	195,387	182,116
3.500%, 02/01/53	240,374	225,557
4.000%, 09/01/40	223,689	221,177
4.000%, 11/01/40	65,225	64,493
4.000%, 12/01/40	147,943	145,537
4.000%, 02/01/41	79,884	78,987
4.000%, 06/01/41	148,590	146,922
4.000%, 11/01/41	67,137	66,383
4.000%, 01/01/42	452,010	445,991
4.000%, 04/01/42	43,129	42,480
4.000%, 10/01/42	54,954	54,173
4.000%, 12/01/42	57,350	56,440
4.000%, 01/01/43	70,837	69,885
4.000%, 04/01/43	14,825	14,646
4.000%, 05/01/43	131,355	129,230
4.000%, 06/01/43	60,493	59,814
4.000%, 07/01/43	50,480	49,616
4.000%, 04/01/44	35,932	35,381
4.000%, 05/01/44	119,575	117,740
4.000%, 11/01/44	43,441	42,416
4.000%, 06/01/47	148,504	144,993
4.000%, 03/01/53	563,717	541,327
4.000%, 05/01/53	591,059	567,704
4.500%, 08/01/33	38,899	38,958
4.500%, 03/01/34	107,705	108,600
4.500%, 07/01/38	212,034	212,605
4.500%, 01/01/40	33,367	33,686
4.500%, 08/01/40	9,893	10,006
4.500%, 02/01/41	55,603	56,239
4.500%, 04/01/41	122,968	124,376
4.500%, 11/01/42	30,388	30,735
4.500%, 01/01/43	78,093	78,987
4.500%, 04/01/44	480,041	485,529
4.500%, 06/01/44	44,062	44,491
4.500%, 09/01/52	398,498	393,478
5.000%, 03/01/26	71,835	72,505
5.000%, 11/01/33	21,685	22,237
5.000%, 03/01/34	19,156	19,643
5.000%, 05/01/34	6,161	6,317
5.000%, 08/01/34	7,530	7,721
BHFTII-224

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
5.000%, 09/01/34	30,072	$30,838
5.000%, 06/01/35	20,169	20,677
5.000%, 07/01/35	61,758	63,357
5.000%, 08/01/35	20,065	20,578
5.000%, 09/01/35	12,730	13,058
5.000%, 10/01/35	52,262	53,589
5.000%, 07/01/39	25,202	25,962
5.000%, 10/01/39	33,300	34,331
5.000%, 11/01/39	15,325	15,788
5.000%, 11/01/40	23,346	24,027
5.000%, 03/01/41	18,103	18,621
5.000%, 02/01/53	393,005	392,997
5.500%, 02/01/33	1,355	1,399
5.500%, 05/01/33	573	594
5.500%, 06/01/33	44,910	45,774
5.500%, 07/01/33	35,327	36,296
5.500%, 11/01/33	22,058	22,700
5.500%, 01/01/34	20,490	21,095
5.500%, 02/01/34	31,281	32,149
5.500%, 03/01/34	13,606	14,109
5.500%, 04/01/34	12,662	13,055
5.500%, 05/01/34	70,208	72,780
5.500%, 06/01/34	97,197	100,237
5.500%, 07/01/34	21,576	22,157
5.500%, 09/01/34	116,731	120,491
5.500%, 10/01/34	102,308	105,472
5.500%, 11/01/34	153,285	158,357
5.500%, 12/01/34	48,424	49,772
5.500%, 01/01/35	86,696	89,834
5.500%, 04/01/35	23,110	23,937
5.500%, 09/01/35	59,841	62,009
5.500%, 11/01/52	1,367,296	1,385,057
5.500%, 11/01/53	495,615	501,766
6.000%, 02/01/32	28,312	29,444
6.000%, 03/01/34	7,000	7,278
6.000%, 04/01/34	73,752	76,913
6.000%, 06/01/34	72,857	75,937
6.000%, 07/01/34	40,435	42,114
6.000%, 08/01/34	63,944	66,256
6.000%, 10/01/34	34,309	35,638
6.000%, 11/01/34	15,902	16,505
6.000%, 12/01/34	3,758	3,881
6.000%, 08/01/35	4,707	4,851
6.000%, 09/01/35	12,560	13,198
6.000%, 10/01/35	27,037	28,241
6.000%, 12/01/35	27,405	28,662
6.000%, 02/01/36	38,201	39,677
6.000%, 04/01/36	15,403	15,983
6.000%, 06/01/36	2,596	2,728
6.000%, 07/01/37	20,880	21,740
6.000%, 02/01/53	124,639	132,060
6.000%, 02/01/54	191,445	196,123
6.000%, 03/01/54	527,150	539,545
6.000%, 04/01/54	482,439	493,402
6.500%, 06/01/31	5,742	6,034
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
6.500%, 09/01/31	12,511	$12,897
6.500%, 02/01/32	4,201	4,336
6.500%, 07/01/32	19,425	20,438
6.500%, 08/01/32	11,980	12,385
6.500%, 01/01/33	10,198	10,574
6.500%, 04/01/34	24,474	25,453
6.500%, 06/01/34	6,225	6,505
6.500%, 04/01/36	9,101	9,473
6.500%, 05/01/36	13,718	14,313
6.500%, 02/01/37	32,443	33,963
6.500%, 05/01/37	4,777	4,925
6.500%, 07/01/37	13,727	14,293
6.500%, 12/01/53	135,633	139,850
6.500%, 06/01/54	975,079	1,005,140
7.000%, 12/01/53	422,982	439,362
Federal National Mortgage Association REMICS
2.000%, 05/25/44	1,852	1,841
2.000%, 04/25/46	46,000	42,923
3.000%, 02/25/33 (c)	53,198	4,161
3.250%, 05/25/40	21,343	20,573
4.000%, 10/25/40	30,856	30,618
4.000%, 07/25/46 (c)	76,210	14,605
5.000%, 03/25/25	346	344
Government National Mortgage Association
2.000%, 11/20/50	339,280	288,049
2.000%, 01/20/52	1,072,454	909,779
2.500%, 08/20/51	242,459	213,704
2.500%, 09/20/51	987,416	870,091
2.500%, 02/20/52	968,913	853,755
3.000%, 04/20/45	72,377	67,215
3.000%, 04/20/46	32,759	30,318
3.000%, 08/20/46	35,994	33,265
3.000%, 09/20/46	81,720	75,343
3.000%, 11/20/47	385,281	354,840
3.000%, 01/20/48	541,673	499,522
3.000%, 02/20/48	32,181	29,682
3.000%, 04/20/48	10,946	10,082
3.000%, 11/20/51	153,023	139,547
3.000%, 05/20/52	339,025	309,081
3.000%, 06/20/52	748,231	682,394
3.000%, 11/20/52	413,948	377,641
3.500%, 12/15/41	183,898	177,066
3.500%, 02/15/42	28,018	26,952
3.500%, 06/20/43	186,522	178,864
3.500%, 07/20/43	234,191	224,576
3.500%, 11/20/47	31,524	29,895
3.500%, 03/20/48	366,368	347,347
3.500%, 06/20/52	531,758	499,493
3.500%, 09/20/52	116,414	109,351
4.000%, 01/20/41	203,666	202,157
4.000%, 02/20/41	50,898	50,521
4.000%, 04/20/41	40,552	40,252
4.000%, 02/20/42	52,749	52,358
4.000%, 07/20/52	196,079	189,541
4.000%, 09/20/52	88,370	85,477
BHFTII-225

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
4.000%, 10/20/52	540,636	$522,608
4.500%, 07/20/33	2,938	2,930
4.500%, 09/15/33	18,617	18,600
4.500%, 09/20/33	2,308	2,301
4.500%, 12/20/34	1,481	1,500
4.500%, 03/20/35	10,292	10,427
4.500%, 11/15/39	40,944	41,375
4.500%, 03/15/40	74,963	75,504
4.500%, 04/15/40	72,282	72,259
4.500%, 06/15/40	24,585	24,572
4.500%, 01/20/41	57,339	58,025
4.500%, 09/20/52	1,358,196	1,342,825
4.500%, 11/20/52	605,655	598,645
4.500%, 12/20/52	656,608	648,941
5.000%, 07/20/33	8,341	8,435
5.000%, 03/15/34	7,161	7,363
5.000%, 06/15/34	17,613	18,109
5.000%, 12/15/34	3,895	3,973
5.000%, 06/15/35	5,239	5,394
5.000%, 01/20/53	44,883	45,006
5.000%, 03/20/53	501,301	502,619
5.000%, 05/20/53	1,354,161	1,357,574
5.500%, 11/15/32	29,935	30,593
5.500%, 08/15/33	40,678	41,327
5.500%, 12/15/33	33,839	35,026
5.500%, 09/15/34	20,677	21,380
5.500%, 10/15/35	6,555	6,787
5.500%, 02/20/53	542,595	548,931
5.500%, 05/20/54	1,189,751	1,201,397
6.000%, 12/15/28	7,251	7,421
6.000%, 12/15/31	4,434	4,591
6.000%, 03/15/32	707	715
6.000%, 10/15/32	44,829	47,579
6.000%, 01/15/33	257	270
6.000%, 02/15/33	830	855
6.000%, 04/15/33	45,148	47,289
6.000%, 08/15/33	355	363
6.000%, 07/15/34	17,635	18,057
6.000%, 09/15/34	14,287	14,768
6.000%, 01/20/35	11,857	12,441
6.000%, 02/20/35	5,824	6,111
6.000%, 04/20/35	10,408	10,920
6.000%, 01/15/38	39,815	41,591
6.500%, 05/20/54	296,127	303,124
7.000%, 12/20/53	57,584	59,029
Government National Mortgage Association REMICS
4.000%, 07/20/41	41,282	40,336
4.500%, 10/20/33	94,795	94,881
4.500%, 09/20/41	26,413	26,610
5.175%, 1M TSFR + 0.214%, 09/20/41 (d)	237,438	234,195
6.495%, SOFR30A + 1.150%, 03/20/64 (d)	189,790	190,743
		73,733,182
Security Description	Principal Amount*	Value
U.S. Treasury — 7.4%
U.S. Treasury Bonds
1.750%, 08/15/41	1,300,000	$921,730
1.875%, 11/15/51	650,000	404,930
2.250%, 08/15/46	11,800,000	8,447,602
2.250%, 02/15/52	2,200,000	1,500,211
2.500%, 02/15/45	68,000	51,972
2.875%, 05/15/43	2,550,000	2,117,098
2.875%, 11/15/46	2,439,000	1,961,013
4.000%, 11/15/42	1,500,000	1,476,094
4.000%, 11/15/52	1,100,000	1,070,352
4.125%, 08/15/53 (b)	1,100,000	1,095,402
4.250%, 02/15/54	2,600,000	2,649,562
4.500%, 02/15/44	400,000	417,375
4.750%, 11/15/43	1,200,000	1,294,453
4.750%, 11/15/53	3,200,000	3,534,625
U.S. Treasury Notes
4.000%, 01/15/27	3,180,000	3,206,334
4.500%, 04/15/27 (e)	16,000,000	16,348,125
		46,496,878
Total U.S. Treasury & Government Agencies (Cost $125,675,963)		120,230,060

Corporate Bonds & Notes—13.3%
Aerospace/Defense — 0.0%
BAE Systems PLC
3.400%, 04/15/30 (144A)	336,000	318,245
Agriculture — 0.4%
BAT International Finance PLC
4.448%, 03/16/28 (b)	1,361,000	1,361,919
Philip Morris International, Inc.
5.125%, 11/17/27 (b)	250,000	257,415
5.125%, 02/15/30 (b)	301,000	312,257
5.625%, 11/17/29	108,000	114,686
5.750%, 11/17/32 (b)	476,000	511,596
		2,557,873
Auto Manufacturers — 0.1%
Stellantis Finance U.S., Inc.
2.691%, 09/15/31 (144A) (b)	1,012,000	863,168
Auto Parts & Equipment — 0.0%
Lear Corp.
4.250%, 05/15/29 (b)	217,000	214,010
Banks — 2.8%
Bank of America Corp.
2.572%, SOFR + 1.210%, 10/20/32 (d)	961,000	842,639
Barclays PLC
2.894%, 1Y H15 + 1.300%, 11/24/32 (b) (d)	259,000	227,155
7.437%, 1Y H15 + 3.500%, 11/02/33 (b) (d)	774,000	893,606
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (d)	258,000	245,451
6.720%, SOFR + 3.180%, 01/18/29 (b) (d)	628,000	664,823
7.146%, SOFR + 2.520%, 07/13/27 (b) (d)	239,000	248,773
BHFTII-226

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (b) (d)	891,000	$772,720
2.600%, 02/07/30 (b)	667,000	612,383
HSBC Holdings PLC
4.000%, 5Y H15 + 3.222%, 03/09/26 (d)	200,000	193,325
4.700%, 5Y H15 + 3.250%, 03/09/31 (d)	332,000	299,867
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (b) (d)	1,450,000	1,275,484
2.963%, SOFR + 1.260%, 01/25/33 (b) (d)	555,000	499,447
3.897%, 3M TSFR + 1.482%, 01/23/49 (b) (d)	320,000	273,434
5.766%, SOFR + 1.490%, 04/22/35 (b) (d)	833,000	897,656
Macquarie Group Ltd.
4.442%, SOFR + 2.405%, 06/21/33 (144A) (d)	1,713,000	1,666,911
Mitsubishi UFJ Financial Group, Inc.
2.852%, 1Y H15 + 1.100%, 01/19/33 (b) (d)	920,000	817,165
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (d)	718,000	657,610
2.943%, SOFR + 1.290%, 01/21/33 (b) (d)	919,000	820,894
Northern Trust Corp.
6.125%, 11/02/32 (b)	761,000	840,331
Sumitomo Mitsui Financial Group, Inc.
2.472%, 01/14/29 (b)	1,536,000	1,425,812
UBS Group AG
2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (d)	1,883,000	1,603,894
Wells Fargo & Co.
3.350%, SOFR + 1.500%, 03/02/33 (b) (d)	2,054,000	1,877,717
		17,657,097
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	208,000	200,617
8.000%, 11/15/39	868,000	1,152,028
Diageo Capital PLC
2.375%, 10/24/29 (b)	835,000	768,773
Keurig Dr. Pepper, Inc.
3.200%, 05/01/30 (b)	93,000	87,772
		2,209,190
Building Materials — 0.2%
Martin Marietta Materials, Inc.
2.500%, 03/15/30 (b)	56,000	51,096
Masco Corp.
2.000%, 02/15/31 (b)	1,141,000	985,193
Vulcan Materials Co.
3.500%, 06/01/30 (b)	115,000	109,997
		1,146,286
Chemicals — 0.1%
RPM International, Inc.
2.950%, 01/15/32 (b)	443,000	392,612
Commercial Services — 0.5%
Ashtead Capital, Inc.
5.500%, 08/11/32 (144A) (b)	1,117,000	1,142,767
ERAC USA Finance LLC
7.000%, 10/15/37 (144A) (b)	215,000	256,534
Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Experian Finance PLC
4.250%, 02/01/29 (144A) (b)	533,000	$532,796
Global Payments, Inc.
2.900%, 11/15/31 (b)	467,000	411,045
Verisk Analytics, Inc.
4.125%, 03/15/29 (b)	570,000	566,757
5.750%, 04/01/33 (b)	413,000	444,549
		3,354,448
Cosmetics/Personal Care — 0.1%
Kenvue, Inc.
4.900%, 03/22/33 (b)	846,000	875,728
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26	1,700,000	1,632,507
3.650%, 07/21/27 (b)	320,000	313,882
Avolon Holdings Funding Ltd.
3.250%, 02/15/27 (144A) (b)	640,000	617,413
4.375%, 05/01/26 (144A) (b)	215,000	212,851
Capital One Financial Corp.
3.273%, SOFR + 1.790%, 03/01/30 (b) (d)	1,373,000	1,290,886
3.750%, 03/09/27 (b)	554,000	546,961
Charles Schwab Corp.
5.853%, SOFR + 2.500%, 05/19/34 (d)	1,045,000	1,118,977
Intercontinental Exchange, Inc.
2.100%, 06/15/30 (b)	657,000	587,411
LPL Holdings, Inc.
4.375%, 05/15/31 (144A) (b)	1,120,000	1,055,515
		7,376,403
Electric — 1.3%
American Electric Power Co., Inc.
5.950%, 11/01/32 (b)	368,000	398,632
Brazos Securitization LLC
5.243%, 03/01/43 (144A)	448,000	459,832
Consumers Securitization Funding LLC
5.550%, 03/01/28	293,224	296,388
Duke Energy Carolinas LLC
4.950%, 01/15/33	1,151,000	1,186,518
Duke Energy Corp.
4.500%, 08/15/32 (b)	875,000	865,227
Electricite de France SA
6.900%, 05/23/53 (144A) (b)	200,000	232,191
Empire District Bondco LLC
4.943%, 01/01/35	348,000	354,729
Enel Finance International NV
6.800%, 10/14/25 (144A) (b)	315,000	322,603
Exelon Corp.
4.050%, 04/15/30 (b)	533,000	524,856
Georgia Power Co.
3.700%, 01/30/50	44,000	34,961
Jersey Central Power & Light Co.
2.750%, 03/01/32 (144A) (b)	275,000	240,783
4.300%, 01/15/26 (144A)	422,000	420,368
BHFTII-227

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Oncor Electric Delivery Co. LLC
5.750%, 03/15/29	646,000	$685,610
Pacific Gas & Electric Co.
2.100%, 08/01/27 (b)	145,000	135,886
2.500%, 02/01/31	466,000	408,287
3.000%, 06/15/28 (b)	418,000	397,329
3.300%, 08/01/40 (b)	283,000	219,805
Virginia Power Fuel Securitization LLC
5.088%, 05/01/29	380,000	385,184
Xcel Energy, Inc.
3.400%, 06/01/30 (b)	297,000	281,819
		7,851,008
Electronics — 0.1%
Arrow Electronics, Inc.
2.950%, 02/15/32 (b)	749,000	657,464
Entertainment — 0.1%
Warnermedia Holdings, Inc.
5.050%, 03/15/42 (b)	436,000	355,912
5.141%, 03/15/52 (b)	493,000	380,239
		736,151
Environmental Control — 0.3%
Republic Services, Inc.
1.450%, 02/15/31 (b)	272,000	227,974
Waste Management, Inc.
4.875%, 02/15/34 (b)	1,645,000	1,696,647
		1,924,621
Gas — 0.1%
APA Infrastructure Ltd.
4.250%, 07/15/27 (144A) (b)	84,000	84,001
East Ohio Gas Co.
2.000%, 06/15/30 (144A) (b)	365,000	317,886
NiSource, Inc.
5.650%, 02/01/45	136,000	140,962
		542,849
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.600%, 05/27/30 (144A)	200,000	182,495
Boston Scientific Corp.
2.650%, 06/01/30 (b)	470,000	432,037
		614,532
Healthcare-Services — 0.4%
Adventist Health System
5.430%, 03/01/32	731,000	750,770
HCA, Inc.
5.125%, 06/15/39	522,000	514,924
Humana, Inc.
5.875%, 03/01/33	395,000	419,332
Laboratory Corp. of America Holdings
4.700%, 02/01/45 (b)	152,000	139,676
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Northwell Healthcare, Inc.
3.979%, 11/01/46 (b)	51,000	$42,248
4.260%, 11/01/47 (b)	407,000	350,896
		2,217,846
Insurance — 0.9%
AIA Group Ltd.
3.375%, 04/07/30 (144A) (b)	804,000	764,357
Aon Corp.
4.500%, 12/15/28	564,000	567,738
Brown & Brown, Inc.
4.200%, 03/17/32 (b)	618,000	591,834
Corebridge Financial, Inc.
3.900%, 04/05/32 (b)	955,000	895,704
5.750%, 01/15/34 (b)	351,000	369,957
Fairfax Financial Holdings Ltd.
5.625%, 08/16/32	1,168,000	1,210,140
6.000%, 12/07/33 (144A)	27,000	28,391
Liberty Mutual Group, Inc.
3.951%, 10/15/50 (144A) (b)	331,000	258,956
Sammons Financial Group, Inc.
6.875%, 04/15/34 (144A)	910,000	973,923
		5,661,000
Internet — 0.1%
Booking Holdings, Inc.
4.625%, 04/13/30 (b)	424,000	434,029
Lodging — 0.2%
Las Vegas Sands Corp.
3.900%, 08/08/29 (b)	257,000	244,950
Marriott International, Inc.
2.750%, 10/15/33 (b)	475,000	405,722
2.850%, 04/15/31	2,000	1,800
4.625%, 06/15/30 (b)	582,000	587,430
		1,239,902
Machinery-Diversified — 0.1%
Westinghouse Air Brake Technologies Corp.
3.200%, 06/15/25	248,000	244,832
4.700%, 09/15/28	660,000	668,370
		913,202
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, 06/01/41 (b)	628,000	441,183
5.250%, 04/01/53 (b)	505,000	412,661
5.375%, 05/01/47	132,000	110,831
6.384%, 10/23/35	310,000	316,549
Cox Communications, Inc.
1.800%, 10/01/30 (144A)	404,000	340,791
Time Warner Cable Enterprises LLC
8.375%, 07/15/33 (b)	592,000	681,339
		2,303,354
BHFTII-228

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Mining — 0.4%
Anglo American Capital PLC
2.625%, 09/10/30 (144A) (b)	1,340,000	$1,192,647
3.875%, 03/16/29 (144A) (b)	200,000	194,140
5.625%, 04/01/30 (144A) (b)	524,000	544,615
Glencore Funding LLC
2.500%, 09/01/30 (144A) (b)	502,000	450,058
2.850%, 04/27/31 (144A) (b)	208,000	186,492
		2,567,952
Oil & Gas — 0.7%
BP Capital Markets America, Inc.
2.721%, 01/12/32 (b)	1,226,000	1,092,684
Diamondback Energy, Inc.
5.400%, 04/18/34 (b)	377,000	384,860
Eni SpA
4.750%, 09/12/28 (144A)	1,046,000	1,060,912
EQT Corp.
5.750%, 02/01/34 (b)	839,000	862,155
Phillips 66
2.150%, 12/15/30 (b)	904,000	791,861
		4,192,472
Pharmaceuticals — 0.1%
Cigna Group
3.200%, 03/15/40	148,000	116,915
CVS Health Corp.
5.300%, 06/01/33 (b)	719,000	734,755
		851,670
Pipelines — 0.4%
Enbridge, Inc.
5.625%, 04/05/34 (b)	563,000	590,483
Plains All American Pipeline LP/PAA Finance Corp.
3.800%, 09/15/30 (b)	538,000	512,758
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (b)	147,000	146,610
Spectra Energy Partners LP
3.375%, 10/15/26	236,000	231,838
Targa Resources Corp.
4.200%, 02/01/33 (b)	217,000	205,476
6.125%, 03/15/33 (b)	647,000	694,322
		2,381,487
Real Estate Investment Trusts — 0.9%
Boston Properties LP
2.550%, 04/01/32 (b)	389,000	324,232
Brixmor Operating Partnership LP
4.050%, 07/01/30 (b)	512,000	497,811
4.125%, 05/15/29 (b)	51,000	49,918
Crown Castle, Inc.
3.650%, 09/01/27	843,000	826,381
Equinix, Inc.
1.800%, 07/15/27 (b)	517,000	484,789
2.500%, 05/15/31 (b)	618,000	546,004
2.625%, 11/18/24 (b)	800,000	797,273
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29	513,000	$521,715
Public Storage Operating Co.
5.100%, 08/01/33	1,221,000	1,266,244
Realty Income Corp.
3.250%, 01/15/31 (b)	153,000	142,732
		5,457,099
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.439%, 05/13/41 (144A)	619,000	489,765
Genuine Parts Co.
2.750%, 02/01/32 (b)	1,005,000	878,760
		1,368,525
Semiconductors — 0.1%
Broadcom, Inc.
4.300%, 11/15/32 (b)	395,000	387,984
4.926%, 05/15/37 (144A)	208,000	207,820
		595,804
Software — 0.1%
Fiserv, Inc.
2.650%, 06/01/30 (b)	198,000	180,407
Oracle Corp.
4.900%, 02/06/33	213,000	216,943
Roper Technologies, Inc.
2.000%, 06/30/30 (b)	422,000	370,724
		768,074
Telecommunications — 0.5%
Rogers Communications, Inc.
3.800%, 03/15/32 (b)	1,514,000	1,404,726
T-Mobile USA, Inc.
2.050%, 02/15/28 (b)	557,000	518,883
Verizon Communications, Inc.
3.150%, 03/22/30 (b)	310,000	292,126
4.812%, 03/15/39	573,000	564,153
Vodafone Group PLC
5.625%, 02/10/53	214,000	217,830
		2,997,718
Total Corporate Bonds & Notes (Cost $86,784,885)		83,241,819

Asset-Backed Securities—4.6%
Asset-Backed - Automobile — 0.4%
AmeriCredit Automobile Receivables Trust
5.750%, 02/18/28	308,000	309,579
ARI Fleet Lease Trust
6.050%, 07/15/32 (144A)	120,743	122,130
Chesapeake Funding II LLC
5.650%, 05/15/35 (144A)	442,186	445,987
BHFTII-229

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Credit Acceptance Auto Loan Trust
6.390%, 08/15/33 (144A)	155,000	$158,603
Enterprise Fleet Financing LLC
6.400%, 03/20/30 (144A)	342,902	350,491
GLS Auto Select Receivables Trust
6.270%, 08/16/27 (144A)	253,527	255,214
6.370%, 06/15/28 (144A)	75,089	76,194
Nissan Master Owner Trust Receivables
6.012%, SOFR30A + 0.670%, 02/15/28 (144A) (d)	408,876	409,419
SBNA Auto Lease Trust
4.940%, 11/20/26 (144A)	89,000	89,139
Toyota Lease Owner Trust
5.300%, 08/20/25 (144A)	9,284	9,285
		2,226,041
Asset-Backed - Home Equity — 0.0%
Bayview Financial Revolving Asset Trust
6.560%, 1M TSFR + 1.714%, 12/28/40 (144A) (d)	102,244	184,245
GMACM Home Equity Loan Trust
5.805%, 10/25/36 (d)	21,431	22,697
Home Equity Loan Trust
3.729%, 12/25/35 (d)	20,344	423
		207,365
Asset-Backed - Other — 4.2%
ACRES Commercial Realty Ltd.
6.947%, 1M TSFR + 1.864%, 01/15/37 (144A) (d)	535,500	528,440
Arbor Realty Commercial Real Estate Notes Ltd.
6.411%, 1M TSFR + 1.314%, 12/15/35 (144A) (d)	625,000	620,039
6.811%, 1M TSFR + 1.714%, 08/15/34 (144A) (d)	522,000	518,263
7.442%, SOFR30A + 2.100%, 01/15/37 (144A) (d)	1,466,500	1,453,817
BSPRT Issuer Ltd.
6.511%, 1M TSFR + 1.414%, 03/15/36 (144A) (d)	1,463,000	1,424,442
7.261%, 1M TSFR + 2.164%, 12/15/38 (144A) (d)	245,000	242,695
7.392%, SOFR30A + 2.050%, 02/15/37 (144A) (d)	524,000	513,445
Business Jet Securities LLC
6.197%, 05/15/39 (144A)	292,569	301,562
Columbia Cent CLO 28 Ltd.
7.094%, 3M TSFR + 1.962%, 11/07/30 (144A) (d)	1,026,773	1,028,049
Dryden 55 CLO Ltd.
6.583%, 3M TSFR + 1.282%, 04/15/31 (144A) (d)	1,160,772	1,162,115
Dryden XXVI Senior Loan Fund
6.463%, 3M TSFR + 1.162%, 04/15/29 (144A) (d)	384,793	384,985
Kubota Credit Owner Trust
5.610%, 07/15/26 (144A)	279,816	280,893
LCCM Trust
7.111%, 1M TSFR + 2.014%, 12/13/38 (144A) (d)	682,500	673,193
LoanCore Issuer Ltd.
6.961%, 1M TSFR + 1.864%, 07/15/36 (144A) (d)	1,547,500	1,538,292
7.111%, 1M TSFR + 2.014%, 11/15/38 (144A) (d)	3,913,500	3,843,722
MF1 Ltd.
6.897%, 1M TSFR + 1.814%, 12/15/35 (144A) (d)	136,003	135,834
6.915%, 1M TSFR + 1.950%, 02/19/37 (144A) (d)	650,507	639,284
MidOcean Credit CLO II
7.175%, 3M TSFR + 1.912%, 01/29/30 (144A) (d)	484,027	484,115
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Neuberger Berman CLO XV
6.913%, 3M TSFR + 1.612%, 10/15/29 (144A) (d)	508,944	$509,104
Neuberger Berman CLO XX Ltd.
6.723%, 3M TSFR + 1.422%, 07/15/34 (144A) (d)	600,000	600,119
Oaktree CLO Ltd.
7.294%, 3M TSFR + 2.012%, 04/22/30 (144A) (d)	1,503,087	1,505,771
OCP CLO Ltd.
7.191%, 3M TSFR + 1.912%, 01/26/34 (144A) (d)	4,041,128	4,043,989
OneMain Financial Issuance Trust
5.940%, 05/15/34 (144A)	427,000	431,684
Palmer Square Loan Funding Ltd.
6.811%, 3M TSFR + 1.650%, 08/08/32 (144A) (d)	1,329,638	1,331,902
Starwood Ltd.
7.142%, SOFR30A + 1.800%, 11/15/38 (144A) (d)	1,507,000	1,481,060
U.S. Small Business Administration
4.950%, 03/01/25	1,541	1,538
5.110%, 08/01/25	3,187	3,177
Voya Ltd.
7.013%, 3M TSFR + 1.712%, 10/15/30 (144A) (d)	584,168	584,197
		26,265,726
Total Asset-Backed Securities (Cost $28,792,240)		28,699,132

Mortgage-Backed Securities—1.8%
Collateralized Mortgage Obligations — 0.2%
Angel Oak Mortgage Trust
5.138%, 09/25/69 (144A) (f)	495,359	496,555
COLT Mortgage Loan Trust
5.123%, 08/25/69 (144A) (f)	547,822	548,929
		1,045,484
Commercial Mortgage-Backed Securities — 1.6%
AREIT Trust
7.191%, SOFR30A + 1.850%, 01/20/37 (144A) (d)	892,000	883,036
Bank
5.745%, 08/15/56	533,187	575,175
Benchmark Mortgage Trust
6.363%, 07/15/56 (d)	38,197	40,493
BXMT Ltd.
6.497%, 1M TSFR + 1.414%, 05/15/38 (144A) (d)	1,532,500	1,426,148
COMM Mortgage Trust
3.708%, 07/10/48	1,300,833	1,289,780
CSAIL Commercial Mortgage Trust
3.504%, 06/15/57	738,578	731,760
ELM Trust
6.195%, 06/10/39 (144A) (d)	668,793	683,691
JPMBB Commercial Mortgage Securities Trust
3.494%, 01/15/48	1,569,668	1,564,361
Morgan Stanley Bank of America Merrill Lynch Trust
3.536%, 11/15/52	519,442	499,766
MSWF Commercial Mortgage Trust
6.014%, 12/15/56 (d)	591,406	651,488
Ready Capital Mortgage Financing LLC
6.769%, 1M TSFR + 1.914%, 11/25/36 (144A) (d)	320,000	310,914
BHFTII-230

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*/ Shares	Value

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust
3.540%, 05/15/48	1,706,327	$1,689,790
		10,346,402
Total Mortgage-Backed Securities (Cost $11,652,795)		11,391,886

Preferred Stocks—0.9%
Household Products — 0.5%
Henkel AG & Co. KGaA	33,079	3,108,185
Technology Hardware, Storage & Peripherals — 0.4%
Samsung Electronics Co. Ltd.	58,202	2,274,630
Total Preferred Stocks (Cost $5,303,830)		5,382,815

Municipals—0.5%
Massachusetts Educational Financing Authority
6.352%, 07/01/49	780,000	818,144
New Jersey Turnpike Authority
7.414%, 01/01/40	1,050,000	1,277,613
Rhode Island Student Loan Authority
6.081%, 12/01/42	735,000	763,857
State Board of Administration Finance Corp.
2.154%, 07/01/30	314,000	278,909
Total Municipals (Cost $2,910,536)		3,138,523

Short-Term Investments—0.5%
Discount Note—0.5%
Federal Home Loan Bank
Zero Coupon, 10/01/24 (g)	3,100,000	3,099,600
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $46,966; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $47,939	46,961	46,961
Total Short-Term Investments (Cost $3,146,961)		3,146,561

Securities Lending Reinvestments (h)—3.0%
Repurchase Agreements—1.1%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $1,500,207; collateralized by various Common Stock with an aggregate market value of $1,670,533	1,500,000	1,500,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $2,000,277; collateralized by various Common Stock with an aggregate market value of $2,227,378	2,000,000	2,000,000
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $1,277,696; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $1,303,075	1,277,525	$1,277,525
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $7,948; collateralized by various Common Stock with an aggregate market value of $8,864	7,947	7,947
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $2,000,271; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $2,040,781	2,000,000	2,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $50,007; collateralized by various Common Stock with an aggregate market value of $55,008	50,000	50,000
		6,835,472

Mutual Funds—1.9%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (i)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (i)	3,000,000	3,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.840% (i)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.830% (i)	3,000,000	3,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 4.810% (i)	50,000	50,000
		12,050,000
Total Securities Lending Reinvestments (Cost $18,885,472)		18,885,472
Total Investments—102.8% (Cost $556,411,922)		644,318,281
Other assets and liabilities (net)—(2.8)%		(17,338,437)
Net Assets—100.0%		$626,979,844

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $56,842,414 and the collateral received consisted of cash in the amount of $18,885,472 and non-cash collateral with a value of $39,752,774. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Interest only security.
(d)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are

BHFTII-231

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)

indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2024, the market value of securities pledged was $314,701.
(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(i)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$49,934,111, which is 8.0% of net assets.

Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/31/24	89	USD	18,533,555	$43,113
U.S. Treasury Note 5 Year Futures	12/31/24	102	USD	11,208,047	16,384
U.S. Treasury Ultra Long Bond Futures	12/19/24	22	USD	2,928,062	(27,259)

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	12/19/24	(33)	USD	(3,903,797)	(2,526)
Net Unrealized Appreciation					$29,712
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$7,268,161	$—	$—	$7,268,161
Automobile Components	7,905,922	—	—	7,905,922
Banks	26,640,545	—	—	26,640,545
Beverages	2,779,702	2,385,777	—	5,165,479
Building Products	20,516,421	—	—	20,516,421
Capital Markets	42,176,457	—	—	42,176,457
Chemicals	14,337,725	—	—	14,337,725
Construction Materials	1,144,360	—	—	1,144,360
Consumer Staples Distribution & Retail	2,213,933	—	—	2,213,933
Distributors	3,693,279	—	—	3,693,279
Electric Utilities	17,916,534	—	—	17,916,534
Electrical Equipment	8,253,397	—	—	8,253,397
Entertainment	2,463,456	—	—	2,463,456
Financial Services	7,548,060	—	—	7,548,060
Food Products	1,291,638	—	—	1,291,638
Ground Transportation	6,429,924	—	—	6,429,924
Health Care Equipment & Supplies	15,504,556	—	—	15,504,556
Health Care Providers & Services	16,583,054	—	—	16,583,054
Hotels, Restaurants & Leisure	2,882,227	—	—	2,882,227
Industrial Conglomerates	3,500,427	—	—	3,500,427
Insurance	24,735,904	—	—	24,735,904
Interactive Media & Services	4,492,213	—	—	4,492,213
IT Services	7,700,282	—	—	7,700,282
Life Sciences Tools & Services	2,932,573	—	—	2,932,573
Machinery	3,276,918	—	—	3,276,918
Media	15,343,545	—	—	15,343,545
Metals & Mining	—	1,281,722	—	1,281,722
Multi-Utilities	865,116	4,098,909	—	4,964,025
Oil, Gas & Consumable Fuels	24,948,301	—	—	24,948,301
Personal Care Products	9,481,843	—	—	9,481,843
Pharmaceuticals	18,319,762	3,313,187	—	21,632,949
Professional Services	4,477,517	—	—	4,477,517
BHFTII-232

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$9,043,039	$—	$—	$9,043,039
Software	9,275,547	—	—	9,275,547
Tobacco	8,443,705	—	—	8,443,705
Wireless Telecommunication Services	4,736,375	—	—	4,736,375
Total Common Stocks	359,122,418	11,079,595	—	370,202,013
Total U.S. Treasury & Government Agencies*	—	120,230,060	—	120,230,060
Total Corporate Bonds & Notes*	—	83,241,819	—	83,241,819
Total Asset-Backed Securities*	—	28,699,132	—	28,699,132
Total Mortgage-Backed Securities*	—	11,391,886	—	11,391,886
Total Preferred Stocks*	—	5,382,815	—	5,382,815
Total Municipals*	—	3,138,523	—	3,138,523
Total Short-Term Investments*	—	3,146,561	—	3,146,561
Securities Lending Reinvestments
Repurchase Agreements	—	6,835,472	—	6,835,472
Mutual Funds	12,050,000	—	—	12,050,000
Total Securities Lending Reinvestments	12,050,000	6,835,472	—	18,885,472
Total Investments	$371,172,418	$273,145,863	$—	$644,318,281
Collateral for Securities Loaned (Liability)	$—	$(18,885,472)	$—	$(18,885,472)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$59,497	$—	$—	$59,497
Futures Contracts (Unrealized Depreciation)	(29,785)	—	—	(29,785)
Total Futures Contracts	$29,712	$—	$—	$29,712

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-233

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 7.1%
Boeing Co. (a) (b)	235,842	$35,857,418
General Dynamics Corp. (a)	202,038	61,055,884
Northrop Grumman Corp.	74,130	39,145,829
RTX Corp.	510,858	61,895,555
		197,954,686
Banks — 7.0%
Citigroup, Inc.	612,441	38,338,807
JPMorgan Chase & Co.	592,903	125,019,526
PNC Financial Services Group, Inc.	175,288	32,401,987
		195,760,320
Beverages — 2.3%
Diageo PLC	869,513	30,339,071
PepsiCo, Inc.	199,963	34,003,708
		64,342,779
Biotechnology — 1.6%
AbbVie, Inc.	228,917	45,206,529
Building Products — 0.7%
Trane Technologies PLC	50,593	19,667,017
Capital Markets — 5.9%
BlackRock, Inc.	34,537	32,793,227
KKR & Co., Inc.	262,420	34,266,804
Morgan Stanley	511,862	53,356,495
Nasdaq, Inc.	619,123	45,202,170
		165,618,696
Chemicals — 2.7%
Corteva, Inc. (a)	255,553	15,023,961
DuPont de Nemours, Inc.	343,879	30,643,058
PPG Industries, Inc.	122,985	16,290,593
Sherwin-Williams Co.	35,350	13,492,034
		75,449,646
Commercial Services & Supplies — 0.1%
Veralto Corp.	15,134	1,692,889
Consumer Finance — 2.2%
American Express Co.	228,074	61,853,669
Consumer Staples Distribution & Retail — 1.4%
Target Corp.	253,343	39,486,040
Electric Utilities — 6.8%
American Electric Power Co., Inc. (a)	121,875	12,504,375
Duke Energy Corp.	450,905	51,989,347
Exelon Corp.	491,127	19,915,200
PG&E Corp.	1,626,368	32,153,295
Southern Co. (a)	617,382	55,675,509
Xcel Energy, Inc.	296,391	19,354,332
		191,592,058
Security Description	Shares	Value
Electrical Equipment — 1.3%
Eaton Corp. PLC	113,638	$37,664,179
Electronic Equipment, Instruments & Components — 0.3%
CDW Corp.	30,616	6,928,401
Food Products — 2.4%
Mondelez International, Inc. - Class A	472,705	34,824,177
Nestle SA	322,831	32,535,886
		67,360,063
Ground Transportation — 2.4%
Canadian National Railway Co. (a)	115,083	13,481,973
Union Pacific Corp.	212,601	52,401,895
		65,883,868
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	317,430	36,190,194
Medtronic PLC	91,079	8,199,843
		44,390,037
Health Care Providers & Services — 6.7%
Cigna Group	242,599	84,045,997
Elevance Health, Inc.	80,224	41,716,480
McKesson Corp.	126,850	62,717,177
		188,479,654
Hotels, Restaurants & Leisure — 1.2%
Marriott International, Inc. - Class A	139,076	34,574,294
Household Products — 1.3%
Kimberly-Clark Corp.	142,402	20,260,957
Reckitt Benckiser Group PLC	258,286	15,816,866
		36,077,823
Industrial Conglomerates — 1.5%
Honeywell International, Inc.	206,406	42,666,184
Industrial REITs — 1.5%
Prologis, Inc.	340,381	42,983,313
Insurance — 12.3%
Aon PLC - Class A	195,107	67,505,071
Chubb Ltd.	184,759	53,282,648
Marsh & McLennan Cos., Inc.	295,984	66,031,071
Progressive Corp.	430,911	109,347,975
Travelers Cos., Inc.	208,183	48,739,804
		344,906,569
IT Services — 2.0%
Accenture PLC - Class A	157,030	55,506,964
Machinery — 2.2%
Illinois Tool Works, Inc.	105,327	27,603,047
Otis Worldwide Corp.	89,973	9,351,793
PACCAR, Inc.	262,660	25,919,289
		62,874,129
BHFTII-234

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Media — 0.7%
Comcast Corp. - Class A	446,591	$18,654,106
Multi-Utilities — 1.6%
Dominion Energy, Inc.	755,422	43,655,837
Oil, Gas & Consumable Fuels — 6.0%
Chevron Corp.	265,142	39,047,462
ConocoPhillips	566,543	59,645,647
EOG Resources, Inc.	178,748	21,973,492
Exxon Mobil Corp.	401,557	47,070,512
		167,737,113
Personal Care Products — 1.1%
Kenvue, Inc.	1,281,119	29,632,282
Pharmaceuticals — 4.8%
Johnson & Johnson	378,084	61,272,293
Merck & Co., Inc.	266,269	30,237,508
Pfizer, Inc.	1,360,048	39,359,789
Roche Holding AG	12,371	3,960,138
		134,829,728
Professional Services — 1.0%
Equifax, Inc.	99,490	29,236,131
Semiconductors & Semiconductor Equipment — 6.1%
Analog Devices, Inc.	246,035	56,629,876
KLA Corp.	52,984	41,031,339
NXP Semiconductors NV	127,146	30,516,311
Texas Instruments, Inc.	212,764	43,950,660
		172,128,186
Specialized REITs — 0.4%
Public Storage	29,746	10,823,677
Specialty Retail — 2.2%
Lowe's Cos., Inc.	227,066	61,500,826
Trading Companies & Distributors — 0.4%
WW Grainger, Inc.	10,483	10,889,845
Total Common Stocks (Cost $1,857,662,331)		2,768,007,538

Short-Term Investments—0.2%
Discount Note—0.2%
Federal Home Loan Bank
Zero Coupon, 10/01/24 (c)	7,144,000	7,143,077
Security Description	Principal Amount*	Value
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $44,688; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $45,738	44,684	$44,684
Total Short-Term Investments (Cost $7,188,684)		7,187,761

Securities Lending Reinvestments (d)—0.7%
Certificate of Deposit—0.0%
Mitsubishi UFJ Trust & Banking Corp.
5.060%, SOFR + 0.220%, 01/27/25 (e)	1,000,000	1,000,000
Repurchase Agreements—0.6%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $1,000,138; collateralized by various Common Stock with an aggregate market value of $1,113,689	1,000,000	1,000,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $1,000,138; collateralized by various Common Stock with an aggregate market value of $1,113,689	1,000,000	1,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $2,000,277; collateralized by various Common Stock with an aggregate market value of $2,227,378	2,000,000	2,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $1,602,256; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $1,634,082	1,602,041	1,602,041
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $2,000,277; collateralized by various Common Stock with an aggregate market value of $2,224,068	2,000,000	2,000,000
Nomura Securities International, Inc.
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $3,000,406; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 08/07/25 - 08/15/43, and an aggregate market value of $3,061,171	3,000,000	3,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $1,004,958; collateralized by various Common Stock with an aggregate market value of $1,111,269	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $2,000,271; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 6.250%, maturity dates ranging from 04/30/25 - 02/15/51, and an aggregate market value of $2,050,238	2,000,000	2,000,000
BHFTII-235

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $1,000,137; collateralized by various Common Stock with an aggregate market value of $1,113,455	1,000,000	$1,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $1,000,137; collateralized by various Common Stock with an aggregate market value of $1,100,151	1,000,000	1,000,000
		15,602,041

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (f)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (f)	1,000,000	1,000,000
		2,000,000
Total Securities Lending Reinvestments (Cost $18,602,041)		18,602,041
Total Investments—99.7% (Cost $1,883,453,056)		2,793,797,340
Other assets and liabilities (net)—0.3%		7,101,164
Net Assets—100.0%		$2,800,898,504

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $52,417,713 and the collateral received consisted of cash in the amount of
$18,602,041 and non-cash collateral with a value of $34,726,017. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(e)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(f)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$197,954,686	$—	$—	$197,954,686
Banks	195,760,320	—	—	195,760,320
Beverages	34,003,708	30,339,071	—	64,342,779
Biotechnology	45,206,529	—	—	45,206,529
Building Products	19,667,017	—	—	19,667,017
Capital Markets	165,618,696	—	—	165,618,696
Chemicals	75,449,646	—	—	75,449,646
Commercial Services & Supplies	1,692,889	—	—	1,692,889
Consumer Finance	61,853,669	—	—	61,853,669
Consumer Staples Distribution & Retail	39,486,040	—	—	39,486,040
Electric Utilities	191,592,058	—	—	191,592,058
Electrical Equipment	37,664,179	—	—	37,664,179
Electronic Equipment, Instruments & Components	6,928,401	—	—	6,928,401
Food Products	34,824,177	32,535,886	—	67,360,063
Ground Transportation	65,883,868	—	—	65,883,868
Health Care Equipment & Supplies	44,390,037	—	—	44,390,037
Health Care Providers & Services	188,479,654	—	—	188,479,654
Hotels, Restaurants & Leisure	34,574,294	—	—	34,574,294
Household Products	20,260,957	15,816,866	—	36,077,823
Industrial Conglomerates	42,666,184	—	—	42,666,184
Industrial REITs	42,983,313	—	—	42,983,313
Insurance	344,906,569	—	—	344,906,569
IT Services	55,506,964	—	—	55,506,964
Machinery	62,874,129	—	—	62,874,129
BHFTII-236

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Media	$18,654,106	$—	$—	$18,654,106
Multi-Utilities	43,655,837	—	—	43,655,837
Oil, Gas & Consumable Fuels	167,737,113	—	—	167,737,113
Personal Care Products	29,632,282	—	—	29,632,282
Pharmaceuticals	130,869,590	3,960,138	—	134,829,728
Professional Services	29,236,131	—	—	29,236,131
Semiconductors & Semiconductor Equipment	172,128,186	—	—	172,128,186
Specialized REITs	10,823,677	—	—	10,823,677
Specialty Retail	61,500,826	—	—	61,500,826
Trading Companies & Distributors	10,889,845	—	—	10,889,845
Total Common Stocks	2,685,355,577	82,651,961	—	2,768,007,538
Total Short-Term Investments*	—	7,187,761	—	7,187,761
Securities Lending Reinvestments
Certificate of Deposit	—	1,000,000	—	1,000,000
Repurchase Agreements	—	15,602,041	—	15,602,041
Mutual Funds	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	16,602,041	—	18,602,041
Total Investments	$2,687,355,577	$106,441,763	$—	$2,793,797,340
Collateral for Securities Loaned (Liability)	$—	$(18,602,041)	$—	$(18,602,041)

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-237

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Automobile Components — 0.4%
Fox Factory Holding Corp. (a)	92,107	$3,822,440
Banks — 6.4%
Bank of Hawaii Corp.	76,730	4,816,342
Community Financial System, Inc.	164,676	9,562,735
Cullen/Frost Bankers, Inc.	77,670	8,688,166
First Financial Bankshares, Inc.	193,272	7,152,997
Glacier Bancorp, Inc.	168,577	7,703,969
Lakeland Financial Corp.	64,560	4,204,147
Prosperity Bancshares, Inc.	109,101	7,862,909
Stock Yards Bancorp, Inc.	73,940	4,583,541
United Community Banks, Inc.	214,944	6,250,572
		60,825,378
Building Products — 3.8%
Armstrong World Industries, Inc.	34,898	4,586,644
CSW Industrials, Inc.	52,704	19,310,219
Hayward Holdings, Inc. (a)	419,118	6,429,270
Simpson Manufacturing Co., Inc.	31,411	6,007,982
		36,334,115
Capital Markets — 1.6%
Hamilton Lane, Inc. - Class A	38,547	6,490,929
Houlihan Lokey, Inc.	53,562	8,463,867
		14,954,796
Chemicals — 1.0%
Element Solutions, Inc.	333,949	9,070,055
Commercial Services & Supplies — 3.2%
Casella Waste Systems, Inc. - Class A (a)	39,910	3,970,646
Rollins, Inc.	155,565	7,868,477
Tetra Tech, Inc.	389,125	18,351,135
		30,190,258
Construction & Engineering — 2.8%
Arcosa, Inc.	105,724	10,018,406
Valmont Industries, Inc.	55,443	16,075,698
		26,094,104
Construction Materials — 2.1%
Eagle Materials, Inc.	67,869	19,522,518
Consumer Staples Distribution & Retail — 0.1%
Grocery Outlet Holding Corp. (a)	62,340	1,094,067
Containers & Packaging — 1.1%
AptarGroup, Inc.	64,692	10,363,011
Distributors — 1.4%
Pool Corp.	35,237	13,277,302
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc. (a)	62,849	8,807,030
Security Description	Shares	Value
Electric Utilities — 0.5%
IDACORP, Inc.	44,486	$4,586,062
Electronic Equipment, Instruments & Components — 3.6%
Advanced Energy Industries, Inc.	51,495	5,419,334
Littelfuse, Inc.	57,410	15,228,003
Novanta, Inc. (a)	50,387	9,015,242
Rogers Corp. (a)	42,142	4,762,467
		34,425,046
Energy Equipment & Services — 2.5%
Cactus, Inc. - Class A	100,914	6,021,538
Oceaneering International, Inc. (a)	275,746	6,857,803
Tidewater, Inc. (a)	130,545	9,371,826
Transocean Ltd. (a)	339,408	1,442,484
		23,693,651
Financial Services — 1.3%
Jack Henry & Associates, Inc.	36,228	6,395,691
Shift4 Payments, Inc. - Class A (a)	68,536	6,072,290
		12,467,981
Food Products — 0.4%
Utz Brands, Inc.	225,600	3,993,120
Gas Utilities — 0.2%
Chesapeake Utilities Corp.	16,816	2,088,043
Health Care Equipment & Supplies — 2.6%
Haemonetics Corp. (a)	178,319	14,333,281
UFP Technologies, Inc. (a)	32,507	10,294,967
		24,628,248
Health Care Providers & Services — 2.3%
Chemed Corp.	26,981	16,214,772
CorVel Corp. (a)	16,399	5,360,669
		21,575,441
Hotels, Restaurants & Leisure — 1.6%
Texas Roadhouse, Inc.	84,941	15,000,580
Household Durables — 0.8%
Installed Building Products, Inc.	29,068	7,158,576
Household Products — 1.2%
Church & Dwight Co., Inc.	36,589	3,831,600
WD-40 Co.	30,120	7,767,346
		11,598,946
Insurance — 2.9%
AMERISAFE, Inc.	106,587	5,151,350
Hagerty, Inc. - Class A (a)	252,397	2,566,878
RLI Corp.	71,185	11,032,251
Stewart Information Services Corp.	69,868	5,221,934
White Mountains Insurance Group Ltd.	1,894	3,212,603
		27,185,016
BHFTII-238

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services — 3.6%
Bio-Techne Corp.	199,424	$15,939,960
ICON PLC (a)	27,287	7,839,828
Stevanato Group SpA	220,989	4,419,780
West Pharmaceutical Services, Inc.	20,232	6,072,837
		34,272,405
Machinery — 14.3%
Crane Co.	41,013	6,491,538
Enerpac Tool Group Corp.	107,332	4,496,137
Enpro, Inc.	25,648	4,159,593
Esab Corp.	104,396	11,098,339
ESCO Technologies, Inc.	56,094	7,235,004
Federal Signal Corp.	71,732	6,704,073
Graco, Inc.	94,242	8,247,117
Hillman Solutions Corp. (a)	458,284	4,839,479
Kadant, Inc.	47,542	16,069,196
Lindsay Corp.	45,732	5,700,036
Nordson Corp.	29,483	7,743,120
Omega Flex, Inc.	11,066	552,415
RBC Bearings, Inc. (a)	61,102	18,292,717
SPX Technologies, Inc. (a)	88,546	14,119,545
Standex International Corp.	52,406	9,578,769
Toro Co.	113,664	9,858,079
		135,185,157
Marine Transportation — 2.1%
Kirby Corp. (a)	166,586	20,395,124
Media — 1.6%
Nexstar Media Group, Inc.	79,432	13,134,081
TechTarget, Inc. (a)	73,899	1,806,831
		14,940,912
Oil, Gas & Consumable Fuels — 3.1%
CNX Resources Corp. (a)	371,429	12,097,442
Sitio Royalties Corp. - Class A	372,633	7,765,672
Texas Pacific Land Corp.	4,268	3,776,070
Viper Energy, Inc.	124,587	5,620,120
		29,259,304
Pharmaceuticals — 0.5%
Amphastar Pharmaceuticals, Inc. (a)	94,933	4,607,098
Professional Services — 3.5%
CBIZ, Inc. (a)	39,998	2,691,466
CRA International, Inc.	37,538	6,581,162
Exponent, Inc.	136,122	15,692,144
FTI Consulting, Inc. (a)	36,413	8,286,142
		33,250,914
Real Estate Management & Development — 2.0%
Colliers International Group, Inc.	19,091	2,898,205
FirstService Corp.	86,576	15,796,657
		18,694,862
Security Description	Shares/ Principal Amount*	Value
Semiconductors & Semiconductor Equipment — 3.5%
Lattice Semiconductor Corp. (a)	250,380	$13,287,667
MKS Instruments, Inc.	70,861	7,703,299
Power Integrations, Inc.	191,766	12,296,036
		33,287,002
Software — 12.8%
Aspen Technology, Inc. (a)	46,734	11,161,014
CommVault Systems, Inc. (a)	85,962	13,225,254
Computer Modelling Group Ltd.	271,173	2,247,541
Fair Isaac Corp. (a)	11,740	22,816,925
Manhattan Associates, Inc. (a)	77,435	21,788,660
Qualys, Inc. (a)	103,560	13,303,317
SPS Commerce, Inc. (a)	91,324	17,732,381
Tyler Technologies, Inc. (a)	19,900	11,616,028
Vertex, Inc. - Class A (a)	204,270	7,866,438
		121,757,558
Specialty Retail — 4.5%
Asbury Automotive Group, Inc. (a)	60,691	14,480,266
Floor & Decor Holdings, Inc. - Class A (a)	81,786	10,155,367
Tractor Supply Co.	29,175	8,487,883
Valvoline, Inc. (a)	53,654	2,245,420
Winmark Corp.	18,956	7,258,821
		42,627,757
Trading Companies & Distributors — 2.8%
Richelieu Hardware Ltd.	124,094	3,679,374
SiteOne Landscape Supply, Inc. (a)	34,003	5,131,393
Transcat, Inc. (a)	45,955	5,549,985
Watsco, Inc.	25,211	12,400,787
		26,761,539
Water Utilities — 0.4%
American States Water Co.	49,768	4,145,177
Total Common Stocks (Cost $534,259,655)		941,940,593

Short-Term Investments—0.8%
Repurchase Agreement—0.8%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $7,604,154; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $7,755,548	7,603,362	7,603,362
Total Short-Term Investments (Cost $7,603,362)		7,603,362
Total Investments—100.2% (Cost $541,863,017)		949,543,955
Other assets and liabilities (net)—(0.2)%		(2,044,252)
Net Assets—100.0%		$947,499,703

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
BHFTII-239

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$941,940,593	$—	$—	$941,940,593
Total Short-Term Investments*	—	7,603,362	—	7,603,362
Total Investments	$941,940,593	$7,603,362	$—	$949,543,955

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-240

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.4%
Airbus SE	59,047	$8,646,063
Automobiles — 2.6%
Ferrari NV (a)	23,020	10,821,932
Rivian Automotive, Inc. - Class A (a) (b)	221,252	2,482,448
Tesla, Inc. (b)	173,380	45,361,409
		58,665,789
Beverages — 0.2%
PepsiCo, Inc.	24,200	4,115,210
Biotechnology — 1.2%
Argenx SE (ADR) (b)	37,043	20,080,269
Legend Biotech Corp. (ADR) (a) (b)	111,512	5,433,980
Natera, Inc. (a) (b)	9,974	1,266,199
		26,780,448
Broadline Retail — 8.6%
Amazon.com, Inc. (b)	993,550	185,128,172
Coupang, Inc. (b)	482,859	11,854,188
		196,982,360
Capital Markets — 0.8%
Charles Schwab Corp.	289,570	18,767,032
Chemicals — 0.7%
Linde PLC	32,937	15,706,338
Consumer Staples Distribution & Retail — 0.5%
Dollar General Corp.	137,106	11,595,054
Diversified Consumer Services — 0.2%
Duolingo, Inc. (a) (b)	14,900	4,202,098
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	37,696	10,119,868
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp. - Class A	42,594	2,775,425
Teledyne Technologies, Inc. (b)	48,922	21,411,203
		24,186,628
Entertainment — 2.5%
Netflix, Inc. (b)	56,676	40,198,587
Spotify Technology SA (a) (b)	43,919	16,185,469
		56,384,056
Financial Services — 5.5%
Fiserv, Inc. (b)	97,303	17,480,484
Mastercard, Inc. - Class A	102,616	50,671,781
Visa, Inc. - Class A (a)	207,875	57,155,231
		125,307,496
Ground Transportation — 2.0%
Old Dominion Freight Line, Inc. (a)	86,244	17,131,508
Security Description	Shares	Value
Ground Transportation—(Continued)
Uber Technologies, Inc. (b)	384,038	$28,864,296
		45,995,804
Health Care Equipment & Supplies — 2.2%
IDEXX Laboratories, Inc. (b)	6,659	3,364,260
Intuitive Surgical, Inc. (b)	76,976	37,816,000
Stryker Corp.	27,298	9,861,675
		51,041,935
Health Care Providers & Services — 2.3%
Cigna Group	44,224	15,320,963
UnitedHealth Group, Inc.	62,325	36,440,181
		51,761,144
Hotels, Restaurants & Leisure — 2.5%
Booking Holdings, Inc.	2,898	12,206,724
Chipotle Mexican Grill, Inc. (b)	446,500	25,727,330
Starbucks Corp.	188,596	18,386,224
		56,320,278
Industrial REITs — 0.2%
Lineage, Inc. (a)	61,356	4,809,083
Insurance — 0.4%
Chubb Ltd.	34,003	9,806,125
Interactive Media & Services — 12.0%
Alphabet, Inc. - Class A	834,020	138,322,217
Alphabet, Inc. - Class C	94,473	15,794,941
Meta Platforms, Inc. - Class A	195,705	112,029,370
Pinterest, Inc. - Class A (b)	228,440	7,394,603
		273,541,131
IT Services — 1.5%
MongoDB, Inc. (a) (b)	11,378	3,076,042
Shopify, Inc. - Class A (b)	365,900	29,323,226
Stripe, Inc. - Class B † (b) (c) (d)	63,278	1,645,228
		34,044,496
Life Sciences Tools & Services — 1.8%
Danaher Corp.	93,723	26,056,869
Thermo Fisher Scientific, Inc.	26,225	16,221,998
		42,278,867
Pharmaceuticals — 3.8%
Eli Lilly & Co.	98,549	87,308,501
Semiconductors & Semiconductor Equipment — 12.7%
Advanced Micro Devices, Inc. (b)	109,281	17,930,826
ASML Holding NV	26,473	22,058,627
NVIDIA Corp.	2,051,483	249,132,096
		289,121,549
Software — 21.4%
Adobe, Inc. (b)	33,132	17,155,087
BHFTII-241

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Preferred Stocks—0.4%
Security Description	Shares	Value
Software—(Continued)
AppLovin Corp. - Class A (b)	66,900	$8,733,795
Atlassian Corp. - Class A (b)	61,583	9,779,996
Autodesk, Inc. (b)	54,502	15,014,211
Dynatrace, Inc. (a) (b)	221,557	11,846,653
Epic Games, Inc. † (b) (c) (d)	7,488	4,770,680
HubSpot, Inc. (b)	22,136	11,767,498
Intuit, Inc. (a)	49,866	30,966,786
Magic Leap, Inc. - Class A † (b) (c) (d)	10,914	0
Microsoft Corp.	674,385	290,187,865
Monday.com Ltd. (b)	3,511	975,250
Roper Technologies, Inc.	38,159	21,233,194
Salesforce, Inc.	27,750	7,595,453
ServiceNow, Inc. (b)	46,329	41,436,194
Synopsys, Inc. (b)	33,000	16,710,870
		488,173,532
Specialty Retail — 0.5%
Floor & Decor Holdings, Inc. - Class A (a) (b)	90,114	11,189,455
Technology Hardware, Storage & Peripherals — 9.5%
Apple, Inc.	929,647	216,607,751
Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica, Inc. (a) (b)	30,000	8,140,500
Total Common Stocks (Cost $1,132,630,313)		2,231,598,591

Convertible Preferred Stocks—1.0%
Automobiles — 0.3%
GM Cruise Holdings LLC - Class F † (b) (c) (d)	196,100	1,145,224
Nuro, Inc. - Series C † (b) (c) (d)	179,741	735,141
Sila Nanotechnologies, Inc. - Series F † (b) (c) (d)	52,110	1,018,949
Sila Nanotechnologies, Inc. - Series G † (b) (c) (d)	109,913	1,804,424
Waymo LLC - Series A-2 † (b) (c) (d)	26,511	2,126,182
		6,829,920
Commercial Services & Supplies — 0.2%
Redwood Materials- Series D † (b) (c) (d)	110,579	5,697,030
Consumer Staples Distribution & Retail — 0.1%
Rappi, Inc.- Series E † (b) (c) (d)	52,748	1,198,435
Metals & Mining — 0.1%
KoBold Metals, Inc.- Series C-1 † (b) (c) (d)	26,380	2,241,052
Software — 0.3%
Celonis SE - Series D † (b) (c) (d)	1,177	211,107
Databricks, Inc. - Series I † (b) (c) (d)	68,560	5,990,087
		6,201,194
Total Convertible Preferred Stocks (Cost $28,302,366)		22,167,631

Security Description	Shares/ Principal Amount*	Value

Life Sciences Tools & Services — 0.4%
Sartorius AG (Cost $11,842,696)	32,396	$9,079,726

Short-Term Investments—0.7%
Mutual Funds—0.7%
T. Rowe Price Government Reserve Fund, 4.945% (e) (f)	16,205,451	16,205,451
Total Short-Term Investments (Cost $16,205,451)		16,205,451

Securities Lending Reinvestments (g)—2.4%
Certificates of Deposit—0.5%
Bank of America NA
5.330%, SOFR + 0.500%, 11/29/24 (h)	1,000,000	1,000,636
Bank of Montreal
5.130%, SOFR + 0.300%, 03/04/25 (h)	1,000,000	1,000,006
Bank of Nova Scotia
5.150%, SOFR + 0.310%, 03/19/25 (h)	2,000,000	1,999,988
BNP Paribas SA
5.060%, SOFR + 0.220%, 11/07/24 (h)	1,000,000	999,988
Canadian Imperial Bank of Commerce (NY)
5.200%, SOFR + 0.360%, 01/09/25 (h)	1,000,000	1,000,414
Credit Industriel et Commercial
5.515%, 10/17/24	1,000,000	1,000,255
DZ Bank AG (NY)
5.040%, SOFR + 0.210%, 10/28/24 (h)	1,000,000	1,000,024
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (h)	2,000,000	2,000,208
Toronto-Dominion Bank
5.210%, SOFR + 0.380%, 01/08/25 (h)	1,000,000	1,000,016
Westpac Banking Corp.
5.390%, SOFR + 0.550%, 10/11/24 (h)	1,000,000	1,000,101
		12,001,636
Commercial Paper—0.1%
ING U.S. Funding LLC
5.040%, SOFR + 0.210%, 10/24/24 (h)	1,000,000	1,000,052
5.060%, SOFR + 0.230%, 11/20/24 (h)	1,000,000	1,000,110
		2,000,162
Repurchase Agreements—1.7%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $2,800,385; collateralized by various Common Stock with an aggregate market value of $3,118,329	2,800,000	2,800,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $2,000,276; collateralized by various Common Stock with an aggregate market value of $2,227,378	2,000,000	2,000,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $2,000,277; collateralized by various Common Stock with an aggregate market value of $2,227,378	2,000,000	2,000,000
BHFTII-242

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.130%, due on 11/04/24 with a maturity value of $7,034,913; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 11/15/48 - 08/15/52, and an aggregate market value of $7,140,000	7,000,000	$7,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $8,231,397; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $8,394,897	8,230,291	8,230,291
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $1,000,139; collateralized by various Common Stock with an aggregate market value of $1,112,034	1,000,000	1,000,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $3,014,875; collateralized by various Common Stock with an aggregate market value of $3,333,806	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.870%, due on 10/01/24 with a maturity value of $300,041; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 6.250%, maturity dates ranging from 04/30/25 - 02/15/51, and an aggregate market value of $307,536	300,000	300,000
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $3,000,411; collateralized by various Common Stock with an aggregate market value of $3,340,366	3,000,000	3,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $9,001,233; collateralized by various Common Stock with an aggregate market value of $9,901,356	9,000,000	9,000,000
		38,330,291
Time Deposit—0.1%
First Abu Dhabi Bank USA NV
4.820%, 10/01/24	2,000,000	2,000,000
Total Securities Lending Reinvestments (Cost $54,330,846)		54,332,089
Total Investments—102.4% (Cost $1,243,311,672)		2,333,383,488
Other assets and liabilities (net)—(2.4)%		(53,803,712)
Net Assets—100.0%		$2,279,579,776

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2024, the market value of restricted securities was
$28,583,539, which is 1.3% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $72,393,103 and the collateral received consisted of cash in the amount of
$54,330,855 and non-cash collateral with a value of $20,095,331. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 1.3% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(h)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTII-243

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Celonis SE - Series D	10/04/22	1,177	$435,243	$211,107
Databricks, Inc. - Series I	09/14/23	68,560	5,039,160	5,990,087
Epic Games, Inc.	06/18/20	7,488	4,310,738	4,770,680
GM Cruise Holdings LLC - Class F	05/07/19	196,100	3,578,825	1,145,224
KoBold Metals, Inc. - Series C-1	09/20/24	26,380	2,241,052	2,241,052
Magic Leap, Inc. - Class A	01/20/16-10/12/17	10,914	5,305,346	0
Nuro, Inc. - Series C	10/30/20	179,741	2,346,447	735,141
Rappi, Inc. - Series E	09/08/20-09/24/20	52,748	3,151,484	1,198,435
Redwood Materials - Series D	06/02/23	110,579	5,278,584	5,697,030
Sila Nanotechnologies, Inc. - Series F	01/07/21	52,110	2,150,726	1,018,949
Sila Nanotechnologies, Inc. - Series G	06/26/24	109,913	1,804,420	1,804,424
Stripe, Inc. - Class B	12/17/19	63,278	992,832	1,645,228
Waymo LLC - Series A-2	05/08/20	26,511	2,276,425	2,126,182
				$28,583,539
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Ending Value as of September 30, 2024
T. Rowe Price Government Reserve Fund	$7,856,074	$275,141,477	$(266,792,100)	$16,205,451

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2024
T. Rowe Price Government Reserve Fund	$191,596	16,205,451
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$8,646,063	$—	$8,646,063
Automobiles	58,665,789	—	—	58,665,789
Beverages	4,115,210	—	—	4,115,210
Biotechnology	26,780,448	—	—	26,780,448
Broadline Retail	196,982,360	—	—	196,982,360
Capital Markets	18,767,032	—	—	18,767,032
Chemicals	15,706,338	—	—	15,706,338
Consumer Staples Distribution & Retail	11,595,054	—	—	11,595,054
Diversified Consumer Services	4,202,098	—	—	4,202,098
Electrical Equipment	10,119,868	—	—	10,119,868
Electronic Equipment, Instruments & Components	24,186,628	—	—	24,186,628
Entertainment	56,384,056	—	—	56,384,056
Financial Services	125,307,496	—	—	125,307,496
Ground Transportation	45,995,804	—	—	45,995,804
Health Care Equipment & Supplies	51,041,935	—	—	51,041,935
Health Care Providers & Services	51,761,144	—	—	51,761,144
Hotels, Restaurants & Leisure	56,320,278	—	—	56,320,278
Industrial REITs	4,809,083	—	—	4,809,083
Insurance	9,806,125	—	—	9,806,125
Interactive Media & Services	273,541,131	—	—	273,541,131
IT Services	32,399,268	—	1,645,228	34,044,496
Life Sciences Tools & Services	42,278,867	—	—	42,278,867
Pharmaceuticals	87,308,501	—	—	87,308,501
Semiconductors & Semiconductor Equipment	289,121,549	—	—	289,121,549
Software	483,402,852	—	4,770,680	488,173,532
BHFTII-244

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$11,189,455	$—	$—	$11,189,455
Technology Hardware, Storage & Peripherals	216,607,751	—	—	216,607,751
Textiles, Apparel & Luxury Goods	8,140,500	—	—	8,140,500
Total Common Stocks	2,216,536,620	8,646,063	6,415,908	2,231,598,591
Total Convertible Preferred Stocks*	—	—	22,167,631	22,167,631
Total Preferred Stocks*	—	9,079,726	—	9,079,726
Total Short-Term Investments*	16,205,451	—	—	16,205,451
Total Securities Lending Reinvestments*	—	54,332,089	—	54,332,089
Total Investments	$2,232,742,071	$72,057,878	$28,583,539	$2,333,383,488
Collateral for Securities Loaned (Liability)	$—	$(54,330,855)	$—	$(54,330,855)

*	See Schedule of Investments for additional detailed categorizations.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2023	Purchases	Sales	Change in Unrealized Appreciation/ (Depreciation)	Balance as of September 30, 2024	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at September 30, 2024
Common Stocks
IT Services	$1,413,631	$—	$—	$231,597	$1,645,228	$231,597
Software	3,576,989	—	—	1,193,691	4,770,680	1,193,691
Convertible Preferred Stocks
Automobiles	4,449,608	1,804,420	—	575,892	6,829,920	575,892
Commercial Services & Supplies	5,278,580	—	—	418,450	5,697,030	418,450
Consumer Staples Distribution & Retail	1,198,435	—	—	—	1,198,435	—
Financial Services	2,898,242	—	(2,959,806)	61,564	—	—
Metals & Mining	—	2,241,052	—	—	2,241,052	—
Software	5,156,378	—	—	1,044,816	6,201,194	1,044,816
	$23,971,863	$4,045,472	$(2,959,806)	$3,526,010	$28,583,539	$3,464,446
BHFTII-245

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)

	Fair Value at September 30, 2024	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
IT Services	$1,645,228	Market Transaction Method	Precedent Transaction	$26.00	$26.00	$26.00	Increase
Software	4,770,680	Market Transaction Method	Precedent Transaction	$600.00	$600.00	$600.00	Increase
		Calibration Model	Calculated EV/Sales Multiple	4.9x	7.0x	6.0x	Increase
			Calculated EV/Gross Profit Multiple	11.4x	13.7x	12.6x	Increase
			Implied Premium	0.00%	84.00%	45.25%	Increase
	0	Liquidation Analysis	Expected Payout	$0.00	$0.00	$0.00	Increase
Convertible Preferred Stocks
Automobiles	1,145,224	Discounted Projected Multiple	Forward Enterprise Value/Sales	3.5x	5.3x	4.4x	Increase
			Discount Rate	35.00%	35.00%	35.00%	Decrease
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	735,141	Comparable Company Analysis	Market Comparable Adjustment	-80.00%	-80.00%	-80.00%	Decrease
	2,823,373	Market Transaction Method	Precedent Transaction	$16.42	$16.42	$16.42	Increase
			Anti-Dilution Conversion Ratio	1.00x	1.19x	1.07x	Increase
	2,126,182	Market Transaction Method	Precedent Transaction	$78.20	$78.20	$78.20	Increase
			Anti-Dilution Conversion Ratio	1.03x	1.03x	1.03x	Increase
Commercial Services & Supplies	5,697,030	Market Transaction Method	Precedent Transactions	$47.74	$54.00	$50.87	Increase
		Calibration Model	Calculated EV/Sales Multiple	0.5x	0.5x	0.5x	Increase
			Calculated EV/EBITDA Multiple	5.2x	5.2x	5.2x	Increase
			Implied Discount	25.00%	25.00%	25.00%	Decrease
Consumer Staples Distribution & Retail	1,198,435	Comparable Company Analysis	Enterprise Value/GMV	0.5x	0.6x	0.6x	Increase
			Enterprise Value/Gross Profit	5.0x	6.0x	5.5x	Increase
			Enterprise Value/EBITDA	14.5x	23.1x	18.8x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Metals & Mining	2,241,052	Market Transaction Method	Precedent Transaction	$84.95	$84.95	$84.95	Increase
Software	211,107	Comparable Company Analysis	Enterprise Value/Sales	9.6x	11.6x	10.6x	Increase
			Enterprise Value/Gross Profit	11.9x	14.4x	13.2x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	5,990,087	Market Transaction Method	Precedent Transactions	$73.50	$73.50	$73.50	Increase
		Calibration Model	Calculated EV/Sales Multiple	14.3x	20.0x	17.2x	Increase
			Calculated EV/Gross Profit Multiple	18.6x	26.1x	22.4x	Increase
			Implied Premium	15.00%	30.00%	22.50%	Increase
BHFTII-246

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.6%
Cadre Holdings, Inc.	48,100	$1,825,395
Curtiss-Wright Corp.	42,447	13,951,905
Leonardo DRS, Inc. (a)	214,305	6,047,687
Loar Holdings, Inc. (a)	17,721	1,321,809
Moog, Inc. - Class A	3,390	684,848
Woodward, Inc.	50,133	8,598,311
		32,429,955
Air Freight & Logistics — 0.3%
GXO Logistics, Inc. (a)	74,733	3,891,347
Automobile Components — 0.5%
Patrick Industries, Inc. (b)	31,617	4,501,312
Visteon Corp. (a)	16,202	1,543,079
		6,044,391
Banks — 1.0%
Bancorp, Inc. (a) (b)	89,680	4,797,880
First BanCorp	204,014	4,318,976
ServisFirst Bancshares, Inc. (b)	35,208	2,832,484
		11,949,340
Beverages — 0.8%
Coca-Cola Consolidated, Inc.	7,236	9,525,470
Biotechnology — 11.4%
ACADIA Pharmaceuticals, Inc. (a)	56,664	871,492
ADMA Biologics, Inc. (a)	216,068	4,319,199
Agios Pharmaceuticals, Inc. (a)	49,140	2,183,290
Akero Therapeutics, Inc. (a)	51,448	1,476,043
Alkermes PLC (a)	147,402	4,125,782
Amicus Therapeutics, Inc. (a)	122,436	1,307,617
Arcellx, Inc. (a) (b)	25,200	2,104,452
Avidity Biosciences, Inc. (a)	111,435	5,118,210
Biohaven Ltd. (a)	107,835	5,388,515
Blueprint Medicines Corp. (a) (b)	51,124	4,728,970
Bridgebio Pharma, Inc. (a) (b)	84,700	2,156,462
Catalyst Pharmaceuticals, Inc. (a)	135,800	2,699,704
Celldex Therapeutics, Inc. (a) (b)	41,464	1,409,361
Crinetics Pharmaceuticals, Inc. (a)	77,984	3,984,982
Cytokinetics, Inc. (a) (b)	85,323	4,505,054
Day One Biopharmaceuticals, Inc. (a) (b)	36,371	506,648
Denali Therapeutics, Inc. (a)	76,232	2,220,638
Disc Medicine, Inc. (a)	15,020	738,083
Dyne Therapeutics, Inc. (a) (b)	45,200	1,623,584
Exact Sciences Corp. (a) (b)	59,485	4,052,118
Exelixis, Inc. (a)	190,882	4,953,388
Halozyme Therapeutics, Inc. (a)	131,678	7,537,249
Ideaya Biosciences, Inc. (a) (b)	62,543	1,981,362
IGM Biosciences, Inc. (a) (b)	22,768	376,583
Immunovant, Inc. (a) (b)	30,416	867,160
Insmed, Inc. (a) (b)	141,505	10,329,865
Intellia Therapeutics, Inc. (a) (b)	52,699	1,082,964
Ionis Pharmaceuticals, Inc. (a) (b)	80,806	3,237,088
Iovance Biotherapeutics, Inc. (a) (b)	124,198	1,166,219
Keros Therapeutics, Inc. (a)	34,280	1,990,640
Security Description	Shares	Value
Biotechnology—(Continued)
Krystal Biotech, Inc. (a) (b)	16,500	$3,003,495
Kymera Therapeutics, Inc. (a) (b)	80,100	3,791,133
Madrigal Pharmaceuticals, Inc. (a) (b)	8,759	1,858,835
Merus NV (a)	26,295	1,313,698
Mirum Pharmaceuticals, Inc. (a) (b)	23,900	932,100
Monte Rosa Therapeutics, Inc. (a)	76,100	403,330
MoonLake Immunotherapeutics (a) (b)	42,442	2,139,926
Natera, Inc. (a) (b)	26,649	3,383,091
Neurocrine Biosciences, Inc. (a)	22,559	2,599,248
Nurix Therapeutics, Inc. (a)	65,163	1,464,213
Nuvalent, Inc. - Class A (a) (b)	20,880	2,136,024
Praxis Precision Medicines, Inc. (a) (b)	20,500	1,179,570
Prothena Corp. PLC (a)	55,076	921,421
PTC Therapeutics, Inc. (a)	58,554	2,172,353
Relay Therapeutics, Inc. (a)	71,600	506,928
Replimune Group, Inc. (a)	196,425	2,152,818
REVOLUTION Medicines, Inc. (a) (b)	56,756	2,573,885
Rhythm Pharmaceuticals, Inc. (a) (b)	30,800	1,613,612
Rocket Pharmaceuticals, Inc. (a)	45,297	836,636
Scholar Rock Holding Corp. (a) (b)	95,785	767,238
Soleno Therapeutics, Inc. (a) (b)	7,300	368,577
SpringWorks Therapeutics, Inc. (a) (b)	24,396	781,648
Ultragenyx Pharmaceutical, Inc. (a)	52,135	2,896,099
Vaxcyte, Inc. (a) (b)	58,459	6,680,110
Vera Therapeutics, Inc. (a)	66,983	2,960,649
Xencor, Inc. (a)	74,124	1,490,634
		139,969,993
Broadline Retail — 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	20,500	1,992,600
Building Products — 3.4%
AAON, Inc. (b)	45,317	4,886,985
AZEK Co., Inc. (a)	164,872	7,716,010
Builders FirstSource, Inc. (a)	13,792	2,673,717
CSW Industrials, Inc. (b)	21,519	7,884,347
Griffon Corp.	41,600	2,912,000
Simpson Manufacturing Co., Inc.	40,994	7,840,922
UFP Industries, Inc.	59,568	7,815,917
		41,729,898
Capital Markets — 1.4%
Blue Owl Capital, Inc. (b)	267,253	5,174,018
Donnelley Financial Solutions, Inc. (a)	56,600	3,725,978
Hamilton Lane, Inc. - Class A	15,982	2,691,209
LPL Financial Holdings, Inc.	9,668	2,249,067
StoneX Group, Inc. (a)	46,744	3,827,399
		17,667,671
Chemicals — 2.0%
Axalta Coating Systems Ltd. (a)	148,538	5,375,590
Balchem Corp.	23,699	4,171,024
Cabot Corp. (b)	48,000	5,364,960
Element Solutions, Inc.	137,862	3,744,332
Olin Corp.	76,814	3,685,536
BHFTII-247

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals—(Continued)
RPM International, Inc.	14,100	$1,706,100
		24,047,542
Commercial Services & Supplies — 2.0%
Brink's Co.	45,900	5,307,876
Casella Waste Systems, Inc. - Class A (a) (b)	78,440	7,803,996
Clean Harbors, Inc. (a)	28,627	6,919,432
MSA Safety, Inc.	25,750	4,566,505
		24,597,809
Communications Equipment — 0.1%
Extreme Networks, Inc. (a)	72,780	1,093,883
Construction & Engineering — 2.0%
API Group Corp. (a)	223,688	7,386,178
Comfort Systems USA, Inc.	6,277	2,450,227
Dycom Industries, Inc. (a)	8,000	1,576,800
EMCOR Group, Inc.	10,203	4,392,697
Sterling Infrastructure, Inc. (a)	24,700	3,581,994
WillScot Holdings Corp. (a) (b)	135,958	5,112,021
		24,499,917
Construction Materials — 0.6%
Eagle Materials, Inc. (b)	26,088	7,504,213
Consumer Staples Distribution & Retail — 1.7%
Casey's General Stores, Inc.	13,590	5,105,899
Performance Food Group Co. (a)	53,905	4,224,535
Sprouts Farmers Market, Inc. (a)	105,407	11,637,987
		20,968,421
Containers & Packaging — 0.1%
Graphic Packaging Holding Co. (b)	36,062	1,067,075
Distributors — 0.3%
Pool Corp. (b)	10,365	3,905,532
Diversified Consumer Services — 2.5%
Bright Horizons Family Solutions, Inc. (a)	48,478	6,793,222
Duolingo, Inc. (a) (b)	21,549	6,077,249
Grand Canyon Education, Inc. (a)	30,162	4,278,480
H&R Block, Inc. (b)	90,691	5,763,413
Laureate Education, Inc.	136,124	2,261,020
Stride, Inc. (a) (b)	68,684	5,859,432
		31,032,816
Diversified Telecommunication Services — 0.4%
Iridium Communications, Inc.	145,216	4,421,827
Electrical Equipment — 0.8%
Atkore, Inc.	31,444	2,664,564
NEXTracker, Inc. - Class A (a) (b)	25,000	937,000
Vertiv Holdings Co. - Class A	64,179	6,385,169
		9,986,733
Security Description	Shares	Value
Electronic Equipment, Instruments & Components — 3.5%
Advanced Energy Industries, Inc.	34,854	$3,668,035
Belden, Inc. (b)	58,677	6,872,837
ePlus, Inc. (a)	14,500	1,425,930
Fabrinet (a)	43,578	10,303,582
Littelfuse, Inc.	4,255	1,128,639
Novanta, Inc. (a)	45,995	8,229,426
Teledyne Technologies, Inc. (a)	12,804	5,603,799
Vontier Corp.	162,587	5,485,685
Zebra Technologies Corp. - Class A (a)	1,707	632,136
		43,350,069
Energy Equipment & Services — 1.8%
Expro Group Holdings NV (a) (b)	53,297	915,109
Liberty Energy, Inc. (b)	96,200	1,836,458
Noble Corp. PLC (b)	44,892	1,622,397
TechnipFMC PLC	218,105	5,720,894
Tidewater, Inc. (a)	44,706	3,209,444
Weatherford International PLC	104,174	8,846,456
		22,150,758
Entertainment — 0.9%
Endeavor Group Holdings, Inc. - Class A (b)	181,067	5,171,273
TKO Group Holdings, Inc. (a)	42,639	5,274,871
		10,446,144
Financial Services — 1.6%
Euronet Worldwide, Inc. (a)	39,449	3,914,524
EVERTEC, Inc. (b)	62,684	2,124,361
Mr. Cooper Group, Inc. (a)	60,600	5,586,108
Payoneer Global, Inc. (a)	736,848	5,548,465
Shift4 Payments, Inc. - Class A (a) (b)	25,935	2,297,841
		19,471,299
Food Products — 0.9%
Post Holdings, Inc. (a) (b)	60,838	7,041,999
Simply Good Foods Co. (a)	66,151	2,300,070
Vital Farms, Inc. (a)	45,300	1,588,671
		10,930,740
Ground Transportation — 1.0%
ArcBest Corp. (b)	5,800	629,010
Landstar System, Inc.	11,423	2,157,462
Saia, Inc. (a) (b)	15,036	6,574,641
XPO, Inc. (a)	30,235	3,250,565
		12,611,678
Health Care Equipment & Supplies — 3.9%
CONMED Corp. (b)	14,369	1,033,419
Globus Medical, Inc. - Class A (a) (b)	107,174	7,667,228
Haemonetics Corp. (a) (b)	33,477	2,690,881
Inari Medical, Inc. (a)	14,791	609,981
Lantheus Holdings, Inc. (a)	78,216	8,584,206
LeMaitre Vascular, Inc.	28,912	2,685,636
Merit Medical Systems, Inc. (a)	80,116	7,917,864
Penumbra, Inc. (a)	12,821	2,491,249
BHFTII-248

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
PROCEPT BioRobotics Corp. (a) (b)	20,836	$1,669,380
STERIS PLC (b)	20,523	4,977,648
TransMedics Group, Inc. (a) (b)	26,566	4,170,862
UFP Technologies, Inc. (a) (b)	12,100	3,832,070
		48,330,424
Health Care Providers & Services — 5.2%
Addus HomeCare Corp. (a)	23,314	3,101,461
CorVel Corp. (a) (b)	21,893	7,156,603
Encompass Health Corp.	104,318	10,081,292
Ensign Group, Inc. (b)	84,410	12,139,846
Guardant Health, Inc. (a) (b)	65,281	1,497,546
Molina Healthcare, Inc. (a) (b)	21,292	7,336,372
NeoGenomics, Inc. (a) (b)	38,799	572,285
Option Care Health, Inc. (a) (b)	255,644	8,001,657
RadNet, Inc. (a)	31,056	2,154,976
Select Medical Holdings Corp.	78,835	2,748,976
Tenet Healthcare Corp. (a)	53,725	8,929,095
		63,720,109
Health Care Technology — 0.2%
Evolent Health, Inc. - Class A (a)	63,389	1,792,641
Hotels, Restaurants & Leisure — 4.4%
Bloomin' Brands, Inc. (b)	63,092	1,042,911
Boyd Gaming Corp.	88,096	5,695,406
Cava Group, Inc. (a)	22,908	2,837,156
Choice Hotels International, Inc. (b)	20,607	2,685,092
Churchill Downs, Inc.	32,812	4,436,510
Domino's Pizza, Inc. (b)	9,763	4,199,457
Hilton Grand Vacations, Inc. (a) (b)	55,462	2,014,380
Light & Wonder, Inc. (a)	83,133	7,542,657
Red Rock Resorts, Inc. - Class A	29,400	1,600,536
Texas Roadhouse, Inc.	28,372	5,010,495
Travel & Leisure Co.	32,463	1,495,895
United Parks & Resorts, Inc. (a) (b)	27,030	1,367,718
Wingstop, Inc.	29,165	12,134,973
Wynn Resorts Ltd.	22,245	2,132,851
		54,196,037
Household Durables — 2.2%
Cavco Industries, Inc. (a)	9,582	4,103,396
Champion Homes, Inc. (a)	35,435	3,361,010
Green Brick Partners, Inc. (a)	54,047	4,514,005
Installed Building Products, Inc. (b)	20,247	4,986,229
Tempur Sealy International, Inc.	125,546	6,854,811
TopBuild Corp. (a)	6,121	2,490,084
		26,309,535
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc. (b)	36,373	2,798,539
Industrial REITs — 0.5%
First Industrial Realty Trust, Inc.	60,359	3,378,897
Rexford Industrial Realty, Inc. (b)	29,421	1,480,170
Security Description	Shares	Value
Industrial REITs—(Continued)
Terreno Realty Corp.	22,183	$1,482,490
		6,341,557
Insurance — 2.3%
Baldwin Insurance Group, Inc. (a) (b)	32,733	1,630,103
Bowhead Specialty Holdings, Inc. (a)	13,949	390,712
Kinsale Capital Group, Inc. (b)	3,447	1,604,820
Oscar Health, Inc. - Class A (a)	153,200	3,249,372
Palomar Holdings, Inc. (a)	29,215	2,765,784
Primerica, Inc. (b)	23,590	6,254,889
RLI Corp. (b)	24,128	3,739,358
Ryan Specialty Holdings, Inc. (b)	66,706	4,428,611
Skyward Specialty Insurance Group, Inc. (a)	73,084	2,976,711
TWFG, Inc. (a)	25,612	694,597
		27,734,957
Interactive Media & Services — 0.1%
Cars.com, Inc. (a)	83,400	1,397,784
IT Services — 0.8%
ASGN, Inc. (a) (b)	32,717	3,050,206
Gartner, Inc. (a)	5,022	2,544,949
Globant SA (a)	15,446	3,060,470
Kyndryl Holdings, Inc. (a)	55,112	1,266,474
		9,922,099
Leisure Products — 0.5%
Brunswick Corp.	17,719	1,485,207
Mattel, Inc. (a)	227,103	4,326,312
		5,811,519
Life Sciences Tools & Services — 0.9%
10X Genomics, Inc. - Class A (a) (b)	59,049	1,333,326
Charles River Laboratories International, Inc. (a)	10,474	2,063,064
Medpace Holdings, Inc. (a) (b)	6,962	2,323,916
Repligen Corp. (a) (b)	24,938	3,711,273
West Pharmaceutical Services, Inc.	4,428	1,329,108
		10,760,687
Machinery — 4.3%
Atmus Filtration Technologies, Inc.	138,100	5,182,893
Crane Co.	35,714	5,652,812
Esab Corp.	25,706	2,732,805
Federal Signal Corp.	74,123	6,927,536
Kadant, Inc.	21,966	7,424,508
Lincoln Electric Holdings, Inc.	25,110	4,821,622
RBC Bearings, Inc. (a) (b)	12,557	3,759,315
SPX Technologies, Inc. (a)	54,203	8,643,210
Toro Co. (b)	9,826	852,209
Watts Water Technologies, Inc. - Class A (b)	34,623	7,173,539
		53,170,449
Marine Transportation — 0.2%
Kirby Corp. (a)	20,400	2,497,572
BHFTII-249

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Media — 0.5%
Nexstar Media Group, Inc.	29,617	$4,897,171
Thryv Holdings, Inc. (a) (b)	48,957	843,529
		5,740,700
Metals & Mining — 1.0%
Alpha Metallurgical Resources, Inc.	11,560	2,730,241
ATI, Inc. (a)	114,205	7,641,456
Warrior Met Coal, Inc.	26,700	1,706,130
		12,077,827
Oil, Gas & Consumable Fuels — 2.6%
Centrus Energy Corp. - Class A (a) (b)	32,100	1,760,685
CNX Resources Corp. (a) (b)	112,300	3,657,611
CONSOL Energy, Inc. (b)	28,900	3,024,385
Dorian LPG Ltd.	24,800	853,616
Gulfport Energy Corp. (a)	12,000	1,816,200
Matador Resources Co.	102,365	5,058,878
PBF Energy, Inc. - Class A (b)	15,300	473,535
Permian Resources Corp.	167,200	2,275,592
Range Resources Corp. (b)	54,830	1,686,571
SM Energy Co. (b)	85,666	3,424,070
Southwestern Energy Co. (a)	285,109	2,027,125
Viper Energy, Inc.	136,150	6,141,727
		32,199,995
Paper & Forest Products — 0.7%
Louisiana-Pacific Corp.	76,019	8,169,002
Personal Care Products — 0.9%
BellRing Brands, Inc. (a)	94,267	5,723,892
elf Beauty, Inc. (a)	28,059	3,059,273
Inter Parfums, Inc.	14,267	1,847,291
		10,630,456
Pharmaceuticals — 1.1%
Amphastar Pharmaceuticals, Inc. (a) (b)	59,833	2,903,695
Arvinas, Inc. (a)	50,654	1,247,608
Intra-Cellular Therapies, Inc. (a)	66,400	4,858,488
Longboard Pharmaceuticals, Inc. (a) (b)	23,700	789,921
Pliant Therapeutics, Inc. (a) (b)	58,936	660,673
Prestige Consumer Healthcare, Inc. (a)	42,935	3,095,614
		13,555,999
Professional Services — 4.0%
Booz Allen Hamilton Holding Corp.	46,454	7,560,853
Broadridge Financial Solutions, Inc.	15,647	3,364,574
CACI International, Inc. - Class A (a)	18,693	9,431,740
CBIZ, Inc. (a)	80,118	5,391,140
ExlService Holdings, Inc. (a)	181,443	6,922,051
First Advantage Corp. (a) (b)	71,324	1,415,781
FTI Consulting, Inc. (a) (b)	26,175	5,956,383
TriNet Group, Inc.	23,037	2,233,898
Verra Mobility Corp. (a)	256,082	7,121,641
		49,398,061
Security Description	Shares	Value
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	27,738	$1,978,829
Semiconductors & Semiconductor Equipment — 4.3%
Axcelis Technologies, Inc. (a)	56,078	5,879,778
Cirrus Logic, Inc. (a)	38,373	4,766,310
Diodes, Inc. (a)	63,876	4,093,813
Entegris, Inc.	17,480	1,967,025
FormFactor, Inc. (a)	55,681	2,561,326
Kulicke & Soffa Industries, Inc.	33,695	1,520,655
MACOM Technology Solutions Holdings, Inc. (a) (b)	51,434	5,722,547
MKS Instruments, Inc.	30,307	3,294,674
Monolithic Power Systems, Inc.	5,152	4,763,024
Onto Innovation, Inc. (a)	47,111	9,778,359
Photronics, Inc. (a)	104,834	2,595,690
Rambus, Inc. (a)	103,958	4,389,107
Veeco Instruments, Inc. (a)	50,500	1,673,065
		53,005,373
Software — 8.8%
A10 Networks, Inc.	134,009	1,935,090
ACI Worldwide, Inc. (a)	83,877	4,269,339
Agilysys, Inc. (a) (b)	39,648	4,320,442
Appfolio, Inc. - Class A (a)	9,238	2,174,625
Blackbaud, Inc. (a)	42,700	3,615,836
Box, Inc. - Class A (a)	91,237	2,986,187
Braze, Inc. - Class A (a)	18,800	607,992
CommVault Systems, Inc. (a)	40,177	6,181,231
Descartes Systems Group, Inc. (a)	84,027	8,651,420
DoubleVerify Holdings, Inc. (a)	182,040	3,065,554
Dynatrace, Inc. (a)	41,947	2,242,906
Envestnet, Inc. (a)	19,374	1,213,200
Fair Isaac Corp. (a)	3,256	6,328,101
Fortinet, Inc. (a)	39,508	3,063,845
Informatica, Inc. - Class A (a) (b)	48,078	1,215,412
Manhattan Associates, Inc. (a)	21,641	6,089,345
MARA Holdings, Inc. (a) (b)	41,100	666,642
MicroStrategy, Inc. - Class A (a) (b)	10,410	1,755,126
Nutanix, Inc. - Class A (a)	100,991	5,983,717
PTC, Inc. (a)	23,773	4,294,830
Q2 Holdings, Inc. (a) (b)	80,219	6,399,070
Qualys, Inc. (a)	22,557	2,897,672
Rapid7, Inc. (a) (b)	26,674	1,064,026
Sapiens International Corp. NV	86,745	3,232,986
Smartsheet, Inc. - Class A (a)	94,577	5,235,783
SPS Commerce, Inc. (a)	39,712	7,710,879
Tenable Holdings, Inc. (a)	67,981	2,754,590
Tyler Technologies, Inc. (a)	5,418	3,162,595
Zeta Global Holdings Corp. - Class A (a)	167,067	4,983,609
		108,102,050
Specialty Retail — 3.2%
Abercrombie & Fitch Co. - Class A (a)	49,610	6,940,439
Academy Sports & Outdoors, Inc. (b)	39,339	2,295,824
Asbury Automotive Group, Inc. (a) (b)	12,894	3,076,380
Carvana Co. (a)	22,521	3,921,131
Dick's Sporting Goods, Inc.	16,390	3,420,593
BHFTII-250

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Group 1 Automotive, Inc. (b)	9,300	$3,562,272
Murphy USA, Inc.	24,251	11,952,590
Valvoline, Inc. (a) (b)	83,598	3,498,576
		38,667,805
Technology Hardware, Storage & Peripherals — 0.0%
Pure Storage, Inc. - Class A (a)	11,047	555,001
Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc. (a)	17,708	2,564,295
Deckers Outdoor Corp. (a)	34,968	5,575,648
		8,139,943
Trading Companies & Distributors — 2.3%
Applied Industrial Technologies, Inc.	7,300	1,628,849
Boise Cascade Co.	29,300	4,130,714
Core & Main, Inc. - Class A (a)	47,637	2,115,083
FTAI Aviation Ltd. (b)	91,214	12,122,341
Herc Holdings, Inc.	8,422	1,342,719
SiteOne Landscape Supply, Inc. (a) (b)	31,176	4,704,770
Watsco, Inc. (b)	5,375	2,643,855
		28,688,331
Total Common Stocks (Cost $886,198,130)		1,222,980,402

Escrow Shares—0.0%
Wireless Telecommunication Services — 0.0%
GCI Liberty, Inc. (a) (c) (d) (Cost $0)	89,469	0

Short-Term Investments—0.3%
Mutual Funds—0.3%
T. Rowe Price Government Reserve Fund, 4.945% (e) (f)	3,510,022	3,510,022
Total Short-Term Investments (Cost $3,510,022)		3,510,022

Securities Lending Reinvestments (g)—12.0%
Certificates of Deposit—2.1%
Bank of America NA
5.330%, SOFR + 0.500%, 11/29/24 (h)	1,000,000	1,000,636
Bank of Montreal
5.130%, SOFR + 0.300%, 03/04/25 (h)	2,000,000	2,000,013
Bank of Nova Scotia
5.140%, SOFR + 0.300%, 03/13/25 (h)	2,000,000	1,999,984
5.150%, SOFR + 0.310%, 03/19/25 (h)	1,000,000	999,994
Barclays Bank PLC (NY)
5.210%, SOFR + 0.380%, 02/10/25 (h)	1,000,000	1,000,691
Bayerische Landesbank (NY)
5.210%, 10/17/24	2,000,000	2,000,328
BNP Paribas SA
5.060%, SOFR + 0.220%, 11/07/24 (h)	2,000,000	1,999,976
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Cooperatieve Rabobank UA
5.170%, SOFR + 0.340%, 07/30/25 (h)	1,000,000	$1,001,520
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (h)	1,000,000	1,000,128
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	993,470
5.515%, 10/17/24	1,000,000	1,000,255
DZ Bank AG (NY)
5.040%, SOFR + 0.210%, 10/28/24 (h)	2,000,000	2,000,048
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (h)	2,000,000	2,000,208
Nordea Bank Abp
4.990%, SOFR + 0.150%, 12/10/24 (h)	2,000,000	2,000,074
Societe Generale
5.020%, SOFR + 0.180%, 11/25/24 (h)	1,000,000	1,000,014
Sumitomo Mitsui Banking Corp.
5.060%, SOFR + 0.220%, 01/21/25 (h)	1,000,000	1,000,368
Westpac Banking Corp.
5.170%, SOFR + 0.330%, 04/28/25 (h)	1,000,000	1,000,344
5.390%, SOFR + 0.550%, 10/11/24 (h)	2,000,000	2,000,202
		25,998,253
Commercial Paper—0.8%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (h)	2,000,000	1,999,978
Chesham Finance Ltd./Chesham Finance LLC
4.830%, 10/04/24	2,000,000	1,998,906
ING U.S. Funding LLC
5.040%, SOFR + 0.210%, 10/24/24 (h)	1,000,000	1,000,052
5.060%, SOFR + 0.230%, 11/20/24 (h)	3,000,000	3,000,330
United Overseas Bank Ltd.
4.980%, SOFR + 0.150%, 11/05/24 (h)	1,500,000	1,500,012
		9,499,278
Repurchase Agreements—9.0%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $7,100,976; collateralized by various Common Stock with an aggregate market value of $7,907,191	7,100,000	7,100,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $9,301,281; collateralized by various Common Stock with an aggregate market value of $10,357,306	9,300,000	9,300,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $10,001,383; collateralized by various Common Stock with an aggregate market value of $11,136,889	10,000,000	10,000,000
BNP Paribas Financial Markets
Repurchase Agreement dated 09/30/24 at 4.890%, due on 10/01/24 with a maturity value of $2,000,272; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.875%, maturity dates ranging from 04/30/26 - 02/15/44, and an aggregate market value of $2,043,859	2,000,000	2,000,000
BHFTII-251

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $4,110,589; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $4,215,692	4,000,000	$4,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $24,335,631; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $24,819,009	24,332,360	24,332,360
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $13,913,406; collateralized by various Common Stock with an aggregate market value of $15,507,669	13,900,000	13,900,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $10,001,386; collateralized by various Common Stock with an aggregate market value of $11,120,340	10,000,000	10,000,000
National Bank of Canada Financial, Inc.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $3,000,416; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 4.625%, maturity dates ranging from 02/28/26 - 05/15/27, and various Common Stock with an aggregate market value of $3,147,205	3,000,000	3,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $500,069; collateralized by various Common Stock with an aggregate market value of $557,712	500,000	500,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $2,009,917; collateralized by various Common Stock with an aggregate market value of $2,222,537	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $3,400,466; collateralized by various Common Stock with an aggregate market value of $3,785,748	3,400,000	3,400,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $21,002,876; collateralized by various Common Stock with an aggregate market value of $23,103,166	21,000,000	21,000,000
		110,532,360
Security Description	Principal Amount*	Value
Time Deposit—0.1%
First Abu Dhabi Bank USA NV
4.820%, 10/01/24	2,000,000	$2,000,000
Total Securities Lending Reinvestments (Cost $148,025,704)		148,029,891
Total Investments—112.1% (Cost $1,037,733,856)		1,374,520,315
Other assets and liabilities (net)—(12.1)%		(148,821,792)
Net Assets—100.0%		$1,225,698,523

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $210,598,110 and the collateral received consisted of cash in the amount of $147,992,403 and non-cash collateral with a value of $66,467,225. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(h)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTII-252

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the period ended September 30, 2024 is as follows:
Security Description	Market Value December 31, 2023	Purchases	Sales	Ending Value as of September 30, 2024
T. Rowe Price Government Reserve Fund	$2,922,979	$134,322,435	$(133,735,392)	$3,510,022

Security Description	Income earned from affiliates during the period	Number of shares held at September 30, 2024
T. Rowe Price Government Reserve Fund	$238,066	3,510,022
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,222,980,402	$—	$—	$1,222,980,402
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	3,510,022	—	—	3,510,022
Total Securities Lending Reinvestments*	—	148,029,891	—	148,029,891
Total Investments	$1,226,490,424	$148,029,891	$0	$1,374,520,315
Collateral for Securities Loaned (Liability)	$—	$(147,992,403)	$—	$(147,992,403)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
BHFTII-253

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—95.1% of Net Assets

Security Description	Shares	Value

Chemicals — 7.1%
Arcadium Lithium PLC (a) (b)	1,538,847	$4,385,714
Corteva, Inc.	295,233	17,356,748
FMC Corp. (a)	112,700	7,431,438
Mosaic Co.	127,500	3,414,450
Nutrien Ltd.	231,923	11,146,219
OCI NV	565,857	16,101,477
		59,836,046
Commercial Services & Supplies — 0.5%
CECO Environmental Corp. (a) (b)	151,400	4,269,480
Construction & Engineering — 2.4%
MasTec, Inc. (a) (b)	132,400	16,298,440
Quanta Services, Inc.	13,900	4,144,285
		20,442,725
Containers & Packaging — 1.1%
Graphic Packaging Holding Co. (a)	304,100	8,998,319
Electrical Equipment — 2.0%
Nexans SA	111,770	16,386,583
Soltec Power Holdings SA (a) (b) (c) (d)	113,989	202,466
		16,589,049
Energy Equipment & Services — 0.6%
Baker Hughes Co.	130,000	4,699,500
Financial Services — 2.4%
HA Sustainable Infrastructure Capital, Inc. (a)	579,390	19,971,573
Food Products — 10.9%
Archer-Daniels-Midland Co.	141,500	8,453,210
Bunge Global SA	146,100	14,119,104
Ingredion, Inc.	50,300	6,912,729
JBS SA	3,849,200	22,348,917
Pilgrim's Pride Corp. (a) (b)	495,600	22,822,380
Tyson Foods, Inc. - Class A	286,300	17,052,028
		91,708,368
Independent Power and Renewable Electricity Producers — 1.4%
Ormat Technologies, Inc. (a)	153,600	11,817,984
Machinery — 0.5%
Chart Industries, Inc. (a) (b)	35,620	4,421,867
Marine Transportation — 1.4%
Kirby Corp. (b)	97,031	11,879,505
Metals & Mining — 31.2%
Agnico Eagle Mines Ltd.	187,333	15,091,547
Alamos Gold, Inc. - Class A	543,700	10,841,378
Anglo American PLC	240,249	7,808,345
Barrick Gold Corp. (a)	633,035	12,591,066
Capstone Copper Corp. (b)	593,100	4,635,341
Eldorado Gold Corp. (b)	488,500	8,485,245
First Quantum Minerals Ltd. (a) (b)	282,300	3,849,024
Franco-Nevada Corp.	90,800	11,281,900
Freeport-McMoRan, Inc.	611,800	30,541,056
Glencore PLC	5,170,500	29,608,993
Gold Fields Ltd. (ADR)	501,000	7,690,350
Ivanhoe Mines Ltd. - Class A (a) (b)	371,684	5,529,433
Kinross Gold Corp.	1,527,800	14,300,208
MP Materials Corp. (a) (b)	520,985	9,195,385
Security Description	Shares/ Principal Amount*	Value
Metals & Mining—(Continued)
Newmont Corp.	318,317	$17,014,044
Nucor Corp.	81,900	12,312,846
Pan American Silver Corp.	413,900	8,638,093
Rio Tinto PLC (ADR) (a)	238,200	16,952,694
Steel Dynamics, Inc.	98,900	12,469,312
Teck Resources Ltd. - Class B	340,200	17,772,048
U.S. Steel Corp. (a)	123,000	4,345,590
		260,953,898
Oil, Gas & Consumable Fuels — 29.2%
Antero Resources Corp. (b)	243,600	6,979,140
ARC Resources Ltd.	229,800	3,884,231
BP PLC (ADR)	164,300	5,157,377
Cenovus Energy, Inc.	354,000	5,922,420
Chesapeake Energy Corp. (a)	94,400	7,764,400
Chevron Corp. (a)	105,500	15,536,985
ConocoPhillips	91,322	9,614,380
Diamondback Energy, Inc.	60,178	10,374,687
Eni SpA	478,200	7,316,817
EQT Corp. (a)	259,200	9,497,088
Exxon Mobil Corp.	313,958	36,802,157
Marathon Petroleum Corp.	24,200	3,942,422
Permian Resources Corp.	772,070	10,507,873
PetroChina Co. Ltd. - Class H	5,632,000	4,561,483
Phillips 66	29,600	3,890,920
Shell PLC (ADR)	590,900	38,969,855
Suncor Energy, Inc.	353,200	13,036,892
TotalEnergies SE (a)	469,800	30,450,211
Valero Energy Corp.	85,900	11,599,077
Yellow Cake PLC (a) (b)	1,113,200	8,343,342
		244,151,757
Paper & Forest Products — 2.1%
Suzano SA (b)	1,340,300	13,393,897
West Fraser Timber Co. Ltd. (a)	41,643	4,057,302
		17,451,199
Specialized REITs — 2.3%
Weyerhaeuser Co. (a)	558,000	18,893,880
Total Common Stocks (Cost $706,482,931)		796,085,150

Short-Term Investments—4.4%
Mutual Funds—4.4%
Invesco Treasury Portfolio, Institutional Class, 4.780% (e)	37,239,737	37,239,737
Total Short-Term Investments (Cost $37,239,737)		37,239,737

Securities Lending Reinvestments (f)—13.6%
Certificates of Deposit—3.1%
Bank of Montreal
5.030%, SOFR + 0.200%, 12/17/24 (g)	2,000,000	2,000,003
Barclays Bank PLC (NY)
5.210%, SOFR + 0.380%, 02/10/25 (g)	2,000,000	2,001,382
Bayerische Landesbank (NY)
5.210%, 10/17/24	3,000,000	3,000,492
BNP Paribas SA
5.060%, SOFR + 0.220%, 11/07/24 (g)	2,000,000	1,999,976
BHFTII-254

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (f)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (g)	2,000,000	$2,000,256
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	993,470
5.515%, 10/17/24	1,000,000	1,000,255
DZ Bank AG (NY)
5.040%, SOFR + 0.210%, 10/28/24 (g)	2,000,000	2,000,048
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (g)	2,000,000	2,000,208
Oversea-Chinese Banking Corp. Ltd.
5.030%, SOFR + 0.200%, 10/22/24 (g)	1,000,000	1,000,037
Societe Generale
5.020%, SOFR + 0.180%, 11/25/24 (g)	2,000,000	2,000,028
Sumitomo Mitsui Banking Corp.
5.060%, SOFR + 0.220%, 01/21/25 (g)	2,000,000	2,000,736
Westpac Banking Corp.
5.170%, SOFR + 0.330%, 04/28/25 (g)	1,000,000	1,000,344
5.390%, SOFR + 0.550%, 10/11/24 (g)	3,000,000	3,000,303
		25,997,538
Commercial Paper—0.8%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (g)	2,000,000	1,999,978
Chesham Finance Ltd./Chesham Finance LLC
4.830%, 10/04/24	2,000,000	1,998,906
ING U.S. Funding LLC
5.060%, SOFR + 0.230%, 11/20/24 (g)	3,000,000	3,000,330
		6,999,214
Repurchase Agreements—8.9%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $5,700,784; collateralized by various Common Stock with an aggregate market value of $6,348,026	5,700,000	5,700,000
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/01/24 with a maturity value of $1,100,152; collateralized by various Common Stock with an aggregate market value of $1,225,058	1,100,000	1,100,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $10,001,383; collateralized by various Common Stock with an aggregate market value of $11,136,889	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.130%, due on 11/04/24 with a maturity value of $5,024,938; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 11/15/48 - 08/15/52, and an aggregate market value of $5,100,000	5,000,000	5,000,000
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $5,138,236; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $5,269,615	5,000,000	5,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/24 at 4.840%, due on 10/01/24 with a maturity value of $4,973,499; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 7.625%, maturity dates ranging from 02/15/25 - 08/15/53, and an aggregate market value of $5,072,287	4,972,830	4,972,830
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreements—(Continued)
ING Financial Markets LLC
Repurchase Agreement dated 09/30/24 at 4.850%, due on 10/01/24 with a maturity value of $11,369,031; collateralized by U.S. Treasury Obligations with zero coupon, maturing 09/04/25, and an aggregate market value of $11,594,854	11,367,500	$11,367,500
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $10,009,644; collateralized by various Common Stock with an aggregate market value of $11,156,596	10,000,000	10,000,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $3,000,416; collateralized by various Common Stock with an aggregate market value of $3,336,102	3,000,000	3,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $200,028; collateralized by various Common Stock with an aggregate market value of $223,085	200,000	200,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $2,800,383; collateralized by various Common Stock with an aggregate market value of $3,117,675	2,800,000	2,800,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $15,002,054; collateralized by various Common Stock with an aggregate market value of $16,502,261	15,000,000	15,000,000
		74,140,330
Time Deposit—0.2%
First Abu Dhabi Bank USA NV
4.820%, 10/01/24	2,000,000	2,000,000

Mutual Funds—0.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (e)	5,000,000	5,000,000
Total Securities Lending Reinvestments (Cost $114,133,687)		114,137,082
Total Investments—113.1% (Cost $857,856,355)		947,461,969
Other assets and liabilities (net)—(13.1)%		(109,943,635)
Net Assets—100.0%		$837,518,334

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $166,820,455 and the collateral received consisted of cash in the amount of $114,100,470 and non-cash collateral with a value of $58,274,802. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(f)	Represents investment of cash collateral received from securities on loan as of September 30,
BHFTII-255

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
2024.
(g)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$43,734,569	$16,101,477	$—	$59,836,046
Commercial Services & Supplies	4,269,480	—	—	4,269,480
Construction & Engineering	20,442,725	—	—	20,442,725
Containers & Packaging	8,998,319	—	—	8,998,319
Electrical Equipment	—	16,386,583	202,466	16,589,049
Energy Equipment & Services	4,699,500	—	—	4,699,500
Financial Services	19,971,573	—	—	19,971,573
Food Products	91,708,368	—	—	91,708,368
Independent Power and Renewable Electricity Producers	11,817,984	—	—	11,817,984
Machinery	4,421,867	—	—	4,421,867
Marine Transportation	11,879,505	—	—	11,879,505
Metals & Mining	223,536,560	37,417,338	—	260,953,898
Oil, Gas & Consumable Fuels	193,479,904	50,671,853	—	244,151,757
Paper & Forest Products	17,451,199	—	—	17,451,199
Specialized REITs	18,893,880	—	—	18,893,880
Total Common Stocks	675,305,433	120,577,251	202,466	796,085,150
Total Short-Term Investments*	37,239,737	—	—	37,239,737
Securities Lending Reinvestments
Certificates of Deposit	—	25,997,538	—	25,997,538
Commercial Paper	—	6,999,214	—	6,999,214
Repurchase Agreements	—	74,140,330	—	74,140,330
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	109,137,082	—	114,137,082
Total Investments	$717,545,170	$229,714,333	$202,466	$947,461,969
Collateral for Securities Loaned (Liability)	$—	$(114,100,470)	$—	$(114,100,470)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
During the period ended September 30, 2024, transfers into Level 3 in the amount of $460,334 were due to trading halts on the securities' respective exchanges which resulted in the lack of observable inputs.
BHFTII-256

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—45.5% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27 (144A) (a)	4,690,000	$4,610,775
Aerospace/Defense — 0.5%
Bombardier, Inc.
7.875%, 04/15/27 (144A)	3,144,000	3,152,825
TransDigm, Inc.
6.625%, 03/01/32 (144A) (a)	7,840,000	8,164,121
		11,316,946
Airlines — 0.9%
Air Canada
3.875%, 08/15/26 (144A)	2,133,000	2,077,086
Air Canada Pass-Through Trust
4.125%, 11/15/26 (144A)	411,848	408,714
American Airlines, Inc.
7.250%, 02/15/28 (144A) (a)	3,420,000	3,500,785
8.500%, 05/15/29 (144A) (a)	2,950,000	3,129,992
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, 04/20/29 (144A) (a)	1,090,000	1,088,193
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.000%, 09/20/25 (144A) (a)	9,375,999	5,153,630
United Airlines Pass-Through Trust
4.875%, 07/15/27	339,000	335,932
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.875%, 05/01/27 (144A) (a)	4,820,000	4,704,400
		20,398,732
Auto Manufacturers — 1.4%
Ford Motor Co.
3.250%, 02/12/32 (a)	4,910,000	4,181,480
4.750%, 01/15/43 (a)	470,000	389,471
5.291%, 12/08/46 (a)	530,000	480,698
Ford Motor Credit Co. LLC
3.625%, 06/17/31 (a)	4,000,000	3,548,311
General Motors Co.
6.600%, 04/01/36 (a)	2,564,000	2,774,302
JB Poindexter & Co., Inc.
8.750%, 12/15/31 (144A) (a)	2,210,000	2,336,553
Mclaren Finance PLC
7.500%, 08/01/26 (144A)	7,330,000	6,775,669
PM General Purchaser LLC
9.500%, 10/01/28 (144A) (a)	10,000,000	10,173,990
		30,660,474
Auto Parts & Equipment — 0.4%
Titan International, Inc.
7.000%, 04/30/28	3,291,000	3,275,120
ZF North America Capital, Inc.
6.875%, 04/23/32 (144A)	3,090,000	3,100,886
7.125%, 04/14/30 (144A) (a)	1,950,000	2,021,310
		8,397,316
Banks — 3.8%
Banco Mercantil del Norte SA
7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (b)	2,150,000	2,166,138
Security Description	Principal Amount*	Value
Banks—(Continued)
Bank of Nova Scotia
8.000%, 5Y H15 + 4.017%, 01/27/84 (a) (b)	4,760,000	$5,099,664
8.625%, 5Y H15 + 4.389%, 10/27/82 (b)	900,000	973,479
BBVA Bancomer SA
5.125%, 5Y H15 + 2.650%, 01/18/33 (144A) (a) (b)	5,980,000	5,688,684
BNP Paribas SA
7.750%, 5Y H15 + 4.899%, 08/16/29 (144A) (b)	1,930,000	2,033,141
8.000%, 5Y H15 + 3.727%, 08/22/31 (144A) (a) (b)	1,520,000	1,621,943
Citigroup, Inc.
4.000%, 5Y H15 + 3.597%, 12/10/25 (b)	3,890,000	3,808,521
Credit Agricole SA
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (b)	8,970,000	9,227,888
HSBC Holdings PLC
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (b)	390,000	391,731
6.500%, 5Y USD ICE Swap + 3.606%, 03/23/28 (b)	670,000	679,892
Intesa Sanpaolo SpA
5.710%, 01/15/26 (144A) (a)	3,090,000	3,113,974
7.800%, 11/28/53 (144A) † (a)	8,480,000	10,167,599
Lloyds Banking Group PLC
8.000%, 5Y H15 + 3.913%, 09/27/29 (b)	3,260,000	3,492,656
8.500%, 5Y UKG + 5.143%, 03/27/28 (GBP) (b)	4,580,000	6,437,048
NatWest Group PLC
4.500%, 5Y UKG + 3.992%, 03/31/28 (GBP) (b)	6,600,000	8,029,723
State Street Corp.
6.700%, 5Y H15 + 2.613%, 03/15/29 (a) (b)	2,230,000	2,310,251
Toronto-Dominion Bank
8.125%, 5Y H15 + 4.075%, 10/31/82 (b)	3,122,000	3,349,319
UBS Group AG
7.750%, 5Y USD SOFR ICE Swap + 4.160%, 04/12/31 (144A) (a) (b)	6,100,000	6,522,144
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (b)	4,090,000	4,521,908
UniCredit SpA
5.459%, 5Y H15 + 4.750%, 06/30/35 (144A) (b)	1,540,000	1,515,214
		81,150,917
Beverages — 0.0%
Triton Water Holdings, Inc.
6.250%, 04/01/29 (144A)	990,000	988,916
Biotechnology — 0.2%
Cidron Aida Finco SARL
6.250%, 04/01/28 (144A) (GBP)	4,110,000	5,216,001
Building Materials — 0.2%
Builders FirstSource, Inc.
4.250%, 02/01/32 (144A) (a)	2,644,000	2,443,905
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/31 (144A) (a)	2,230,000	2,405,487
		4,849,392
Chemicals — 0.4%
Cerdia Finanz GmbH
9.375%, 10/03/31 (144A)	870,000	887,400
Minerals Technologies, Inc.
5.000%, 07/01/28 (144A) (a)	1,690,000	1,644,455
BHFTII-257

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Chemicals—(Continued)
OCP SA
6.750%, 05/02/34 (144A) (a)	5,100,000	$5,473,422
		8,005,277
Coal — 0.1%
Teck Resources Ltd.
6.000%, 08/15/40	1,774,000	1,804,870
Commercial Services — 2.1%
Adtalem Global Education, Inc.
5.500%, 03/01/28 (144A) (a)	2,601,000	2,576,056
Boost Newco Borrower LLC
7.500%, 01/15/31 (144A) (a)	4,490,000	4,817,981
Carriage Services, Inc.
4.250%, 05/15/29 (144A) (a)	5,050,000	4,678,300
CoreCivic, Inc.
4.750%, 10/15/27	8,086,000	7,719,849
GEO Group, Inc.
8.625%, 04/15/29	3,430,000	3,565,773
10.250%, 04/15/31	4,200,000	4,477,590
Metropolitan Museum of Art
3.400%, 07/01/45	2,025,000	1,640,961
RR Donnelley & Sons Co.
9.500%, 08/01/29 (144A) (a)	4,030,000	4,064,295
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750%, 08/15/32 (144A)	2,450,000	2,557,891
United Rentals North America, Inc.
6.000%, 12/15/29 (144A) (a)	4,460,000	4,603,866
Vortex Opco LLC
8.000%, 04/30/30 (144A)	2,837,802	1,135,121
10.842%, 3M TSFR + 6.250%, 04/30/30 (144A) (b) (c) (d)	651,744	261,022
WW International, Inc.
4.500%, 04/15/29 (144A)	3,190,000	704,382
ZipRecruiter, Inc.
5.000%, 01/15/30 (144A)	3,350,000	3,031,554
		45,834,641
Computers — 0.0%
Vericast Corp.
13.000%, 10.000% PIK, 12/15/30 (144A) (e)	239,258	278,736
Distribution/Wholesale — 0.8%
American News Co. LLC
8.500%, 10.000% PIK, 09/01/26 (144A) (a) (e)	12,726,974	14,259,302
H&E Equipment Services, Inc.
3.875%, 12/15/28 (144A) (a)	3,480,000	3,267,175
		17,526,477
Diversified Financial Services — 2.2%
Accelerate360 Holdings LLC
8.000%, 03/01/28 (144A)	10,418,100	10,730,643
AerCap Holdings NV
5.875%, 5Y H15 + 4.535%, 10/10/79 (a) (b)	1,280,000	1,279,975
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.950%, 5Y H15 + 2.720%, 03/10/55 (a) (b)	2,360,000	2,446,818
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Aviation Capital Group LLC
5.500%, 12/15/24 (144A)	1,760,000	$1,758,490
Avolon Holdings Funding Ltd.
4.250%, 04/15/26 (144A)	1,950,000	1,929,830
B3 SA - Brasil Bolsa Balcao
4.125%, 09/20/31 (144A)	4,000,000	3,687,587
Burford Capital Global Finance LLC
9.250%, 07/01/31 (144A) (a)	4,030,000	4,336,687
Jane Street Group/JSG Finance, Inc.
7.125%, 04/30/31 (144A)	4,790,000	5,075,292
LPL Holdings, Inc.
4.000%, 03/15/29 (144A) (a)	3,910,000	3,742,335
Midcap Financial Issuer Trust
6.500%, 05/01/28 (144A) (a)	4,665,000	4,519,660
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.625%, 03/01/29 (144A) (a)	7,000,000	6,581,933
StoneX Group, Inc.
7.875%, 03/01/31 (144A)	660,000	702,755
		46,792,005
Electric — 1.2%
Alpha Generation LLC
6.750%, 10/15/32 (144A)	1,060,000	1,074,943
Edison International
5.375%, 5Y H15 + 4.698%, 03/15/26 (b)	4,971,000	4,921,753
FirstEnergy Corp.
2.650%, 03/01/30 (a)	1,830,000	1,669,775
3.900%, 07/15/27 (a)	1,640,000	1,622,964
Pampa Energia SA
7.950%, 09/10/31 (144A)	3,560,000	3,613,400
Panoche Energy Center LLC
6.885%, 07/31/29 (144A)	351,731	320,076
Southern California Edison Co.
3.900%, 03/15/43 (a)	1,217,000	1,018,411
TransAlta Corp.
6.500%, 03/15/40 (a)	5,639,000	5,956,228
7.750%, 11/15/29 (a)	2,820,000	2,978,679
Vistra Operations Co. LLC
6.875%, 04/15/32 (144A) (a)	3,020,000	3,176,822
		26,353,051
Electronics — 0.2%
EquipmentShare.com, Inc.
8.000%, 03/15/33 (144A)	150,000	153,553
8.625%, 05/15/32 (144A) (a)	3,100,000	3,252,204
		3,405,757
Energy-Alternate Sources — 0.2%
Alta Wind Holdings LLC
7.000%, 06/30/35 (144A)	745,227	737,090
Sunnova Energy Corp.
5.875%, 09/01/26 (144A)	4,460,000	4,164,246
		4,901,336
BHFTII-258

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Engineering & Construction — 0.9%
Gatwick Airport Finance PLC
4.375%, 04/07/26 (GBP)	5,030,000	$6,576,886
Railworks Holdings LP/Railworks Rally, Inc.
8.250%, 11/15/28 (144A)	6,010,000	6,216,594
TopBuild Corp.
3.625%, 03/15/29 (144A) (a)	2,000,000	1,864,905
4.125%, 02/15/32 (144A)	320,000	294,105
Tutor Perini Corp.
11.875%, 04/30/29 (144A)	4,550,000	5,072,017
		20,024,507
Entertainment — 0.8%
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500%, 02/15/28 (144A)	3,590,000	1,543,700
AMC Entertainment Holdings, Inc.
7.500%, 02/15/29 (144A)	2,390,000	1,881,794
Caesars Entertainment, Inc.
6.500%, 02/15/32 (144A) (a)	5,150,000	5,327,232
Mohegan Tribal Gaming Authority
8.000%, 02/01/26 (144A)	3,517,000	3,478,225
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.125%, 02/15/31 (144A) (a)	4,750,000	5,124,764
		17,355,715
Environmental Control — 0.4%
Clean Harbors, Inc.
5.125%, 07/15/29 (144A) (a)	2,528,000	2,496,258
GFL Environmental, Inc.
4.750%, 06/15/29 (144A) (a)	1,997,000	1,947,991
6.750%, 01/15/31 (144A) (a)	4,260,000	4,468,025
		8,912,274
Food — 0.2%
Co-Operative Bank Holdings Ltd.
7.500%, 07/08/26 (GBP) (f)	2,410,000	3,281,123
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, 03/01/29 (144A) (a)	1,360,000	1,290,319
		4,571,442
Food Service — 0.3%
TKC Holdings, Inc.
6.875%, 05/15/28 (144A)	4,830,000	4,771,682
10.500%, 05/15/29 (144A)	580,000	583,164
		5,354,846
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.125%, 01/15/32	2,190,000	1,903,162
5.750%, 07/14/26	1,200,000	1,222,772
		3,125,934
Healthcare-Products — 0.7%
Medline Borrower LP
3.875%, 04/01/29 (144A)	750,000	710,073
Security Description	Principal Amount*	Value
Healthcare-Products—(Continued)
Medline Borrower LP
5.250%, 10/01/29 (144A) (a)	7,540,000	$7,398,118
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250%, 04/01/29 (144A) (a)	2,160,000	2,225,515
Sotera Health Holdings LLC
7.375%, 06/01/31 (144A)	5,420,000	5,628,719
		15,962,425
Healthcare-Services — 1.4%
Akumin, Inc.
9.000%, 10.000% PIK, 08/01/27 (144A) (e)	5,802,000	5,149,275
CHS/Community Health Systems, Inc.
5.625%, 03/15/27 (144A) (a)	8,650,000	8,512,190
6.125%, 04/01/30 (144A)	4,590,000	3,924,556
6.875%, 04/15/29 (144A) (a)	1,305,000	1,183,334
10.875%, 01/15/32 (144A) (a)	2,130,000	2,347,228
Fresenius Medical Care U.S. Finance II, Inc.
4.750%, 10/15/24 (144A)	600,000	599,796
HCA, Inc.
5.500%, 06/15/47	360,000	357,804
7.500%, 11/06/33	1,938,000	2,243,750
LifePoint Health, Inc.
9.875%, 08/15/30 (144A) (a)	5,190,000	5,714,212
U.S. Renal Care, Inc.
10.625%, 06/28/28 (144A)	1,375,850	1,196,989
		31,229,134
Holding Companies-Diversified — 0.1%
Stena International SA
7.250%, 01/15/31 (144A) (a)	1,866,000	1,960,853
Home Builders — 0.4%
Empire Communities Corp.
9.750%, 05/01/29 (144A) (a)	1,950,000	2,082,007
MDC Holdings, Inc.
6.000%, 01/15/43	1,195,000	1,272,023
Winnebago Industries, Inc.
6.250%, 07/15/28 (144A)	5,514,000	5,518,428
		8,872,458
Housewares — 0.2%
Newell Brands, Inc.
5.700%, 04/01/26 (a)	4,180,000	4,190,258
6.375%, 09/15/27 (a)	590,000	596,729
		4,786,987
Insurance — 0.6%
Massachusetts Mutual Life Insurance Co.
4.900%, 04/01/77 (144A)	6,285,000	5,595,003
Saga PLC
5.500%, 07/15/26 (GBP)	5,800,000	7,307,663
		12,902,666
BHFTII-259

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Internet — 0.5%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.000%, 05/01/28 (144A) (a)	2,900,000	$2,656,041
Gen Digital, Inc.
7.125%, 09/30/30 (144A)	5,110,000	5,361,933
Ziff Davis, Inc.
4.625%, 10/15/30 (144A) (a)	3,206,000	3,011,189
		11,029,163
Iron/Steel — 0.0%
Vale Overseas Ltd.
6.875%, 11/10/39 (a)	687,000	766,083
Leisure Time — 1.5%
Carnival Holdings Bermuda Ltd.
10.375%, 05/01/28 (144A) (a)	2,920,000	3,150,880
NCL Corp. Ltd.
5.875%, 03/15/26 (144A) (a)	5,670,000	5,670,349
8.125%, 01/15/29 (144A)	1,790,000	1,913,866
Royal Caribbean Cruises Ltd.
5.625%, 09/30/31 (144A) (a)	3,870,000	3,920,794
6.000%, 02/01/33 (144A) (a)	3,810,000	3,905,951
6.250%, 03/15/32 (144A) (a)	1,490,000	1,545,635
Viking Cruises Ltd.
7.000%, 02/15/29 (144A) (a)	2,110,000	2,136,662
9.125%, 07/15/31 (144A) (a)	5,680,000	6,211,358
VOC Escrow Ltd.
5.000%, 02/15/28 (144A) (a)	3,920,000	3,873,324
		32,328,819
Lodging — 1.0%
Full House Resorts, Inc.
8.250%, 02/15/28 (144A)	6,805,000	6,815,071
Melco Resorts Finance Ltd.
4.875%, 06/06/25 (144A)	940,000	931,389
5.375%, 12/04/29 (144A) (a)	3,000,000	2,802,539
7.625%, 04/17/32 (144A) (a)	2,540,000	2,618,311
Sands China Ltd.
2.300%, 03/08/27	200,000	187,191
2.850%, 03/08/29 (a)	1,240,000	1,126,263
3.250%, 08/08/31	470,000	412,974
5.125%, 08/08/25	4,610,000	4,600,017
5.400%, 08/08/28	1,240,000	1,251,937
		20,745,692
Machinery-Construction & Mining — 0.2%
Vertiv Group Corp.
4.125%, 11/15/28 (144A) (a)	3,380,000	3,266,745
Machinery-Diversified — 0.3%
Esab Corp.
6.250%, 04/15/29 (144A)	2,340,000	2,403,316
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A) (a)	3,620,000	3,580,928
		5,984,244
Security Description	Principal Amount*	Value
Media — 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A) (a)	4,630,000	$4,082,408
Charter Communications Operating LLC/Charter Communications Operating Capital
4.400%, 04/01/33	1,260,000	1,152,736
5.375%, 04/01/38	1,580,000	1,441,453
CSC Holdings LLC
4.125%, 12/01/30 (144A) (a)	6,300,000	4,591,158
5.375%, 02/01/28 (144A) (a)	2,880,000	2,426,018
5.500%, 04/15/27 (144A) (a)	4,070,000	3,579,370
11.750%, 01/31/29 (144A)	13,900,000	13,435,617
DISH DBS Corp.
5.250%, 12/01/26 (144A) (a)	140,000	129,377
5.750%, 12/01/28 (144A)	4,330,000	3,783,212
5.875%, 11/15/24 (a)	3,000,000	2,982,632
DISH Network Corp.
11.750%, 11/15/27 (144A) (a)	4,260,000	4,470,999
Gannett Holdings LLC
6.000%, 11/01/26 (144A)	600,000	601,036
Gray Television, Inc.
7.000%, 05/15/27 (144A) (a)	2,570,000	2,526,060
Historic TW, Inc.
8.300%, 01/15/36 (f)	4,220,000	4,677,254
iHeartCommunications, Inc.
6.375%, 05/01/26 (a)	900,000	787,818
McClatchy Co. LLC
11.000%, 12,500% PIK, 07/15/27 (144A) (e)	3,018,400	3,335,332
Nexstar Media, Inc.
5.625%, 07/15/27 (144A) (a)	6,020,000	5,962,973
Time Warner Cable LLC
5.875%, 11/15/40 (a)	2,362,000	2,141,939
		62,107,392
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.
5.000%, 09/30/27 (144A) (a)	40,000	39,529
6.375%, 06/15/30 (144A) (a)	3,560,000	3,636,447
		3,675,976
Mining — 1.2%
ACN 113 874 712 Pty. Ltd.
13.250%, 02/15/18 (144A) † (c) (d) (g)	931,574	0
First Quantum Minerals Ltd.
6.875%, 10/15/27 (144A) (a)	6,965,000	6,886,228
9.375%, 03/01/29 (144A)	5,640,000	5,978,083
Freeport Minerals Corp.
7.125%, 11/01/27	4,240,000	4,518,373
Freeport-McMoRan, Inc.
5.450%, 03/15/43 (a)	4,991,000	5,012,438
Glencore Finance Canada Ltd.
5.550%, 10/25/42 (144A)	1,000,000	1,000,460
Hudbay Minerals, Inc.
6.125%, 04/01/29 (144A) (a)	2,854,000	2,894,943
Northwest Acquisitions ULC/Dominion Finco, Inc.
7.125%, 11/01/22 (144A) † (g)	8,475,000	85
		26,290,610
BHFTII-260

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Multi-National — 1.0%
Inter-American Development Bank
7.350%, 10/06/30 (INR)	1,730,000,000	$21,088,860
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.250%, 02/15/29	1,610,000	1,517,896
Oil & Gas — 6.0%
Berry Petroleum Co. LLC
7.000%, 02/15/26 (144A) (a)	8,640,000	8,384,066
Chord Energy Corp.
6.375%, 06/01/26 (144A)	6,890,000	6,904,648
Continental Resources, Inc.
5.750%, 01/15/31 (144A) (a)	3,630,000	3,713,924
Crescent Energy Finance LLC
7.625%, 04/01/32 (144A) (a)	2,620,000	2,620,828
9.250%, 02/15/28 (144A) (a)	2,070,000	2,158,579
Ecopetrol SA
8.375%, 01/19/36	5,870,000	6,002,075
EQT Corp.
7.000%, 02/01/30 (a)	2,480,000	2,707,704
Hilcorp Energy I LP/Hilcorp Finance Co.
6.250%, 04/15/32 (144A)	3,440,000	3,348,231
8.375%, 11/01/33 (144A) (a)	2,500,000	2,695,247
KazMunayGas National Co. JSC
5.375%, 04/24/30 (144A)	300,000	302,280
6.375%, 10/24/48 (144A)	1,060,000	1,053,068
Noble Finance II LLC
8.000%, 04/15/30 (144A) (a)	2,560,000	2,641,392
Northern Oil & Gas, Inc.
8.125%, 03/01/28 (144A) (a)	5,580,000	5,620,477
Occidental Petroleum Corp.
4.400%, 08/15/49	1,630,000	1,286,550
6.450%, 09/15/36 (a)	5,682,000	6,136,333
7.150%, 05/15/28	6,482,000	6,945,126
7.950%, 06/15/39	9,359,000	11,225,531
Pan American Energy LLC
8.500%, 04/30/32 (144A)	3,530,000	3,727,680
Permian Resources Operating LLC
5.875%, 07/01/29 (144A)	2,760,000	2,757,411
6.250%, 02/01/33 (144A)	830,000	843,392
7.000%, 01/15/32 (144A) (a)	1,790,000	1,862,195
9.875%, 07/15/31 (144A) (a)	5,360,000	5,981,701
Petrobras Global Finance BV
5.750%, 02/01/29	1,000,000	1,015,892
6.850%, 06/05/2115 (a)	6,170,000	5,941,059
Puma International Financing SA
7.750%, 04/25/29 (144A)	3,680,000	3,780,836
Range Resources Corp.
4.750%, 02/15/30 (144A)	2,970,000	2,864,882
8.250%, 01/15/29 (a)	9,110,000	9,429,561
Shelf Drilling Holdings Ltd.
9.625%, 04/15/29 (144A) (a)	4,080,000	3,763,108
Southwestern Energy Co.
4.750%, 02/01/32 (a)	5,710,000	5,462,299
8.375%, 09/15/28	5,212,000	5,361,642
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
YPF SA
6.950%, 07/21/27 (144A)	3,360,000	$3,269,244
		129,806,961
Packaging & Containers — 0.3%
ARD Finance SA
6.500%, 7.250% PIK, 06/30/27 (144A) (e)	1,880,000	415,644
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.000%, 06/15/27 (144A) (a)	3,680,000	3,706,452
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250%, 08/15/27 (144A) (a)	3,680,000	2,743,054
5.250%, 08/15/27 (144A)	650,000	484,507
		7,349,657
Pharmaceuticals — 1.3%
Bausch Health Cos., Inc.
5.500%, 11/01/25 (144A)	2,470,000	2,412,963
6.125%, 02/01/27 (144A)	2,150,000	1,941,816
7.000%, 01/15/28 (144A)	1,070,000	728,810
Endo Finance Holdings, Inc.
8.500%, 04/15/31 (144A) (a)	2,610,000	2,796,701
Option Care Health, Inc.
4.375%, 10/31/29 (144A) (a)	5,700,000	5,415,647
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/46	6,520,000	4,846,680
4.750%, 05/09/27	6,770,000	6,674,608
5.125%, 05/09/29	2,390,000	2,370,576
		27,187,801
Pipelines — 3.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.250%, 07/15/32 (144A) (a)	2,930,000	3,074,742
El Paso Natural Gas Co. LLC
7.500%, 11/15/26	1,000,000	1,060,267
8.375%, 06/15/32 (a)	190,000	229,598
Energy Transfer LP
6.250%, 04/15/49	1,090,000	1,146,136
7.125%, 5Y H15 + 5.306%, 05/15/30 (b)	340,000	347,319
Enterprise Products Operating LLC
5.375%, 3M TSFR + 2.832%, 02/15/78 (b)	13,090,000	12,505,221
EQM Midstream Partners LP
6.000%, 07/01/25 (144A)	1,880,000	1,882,641
7.500%, 06/01/27 (144A)	1,660,000	1,708,575
7.500%, 06/01/30 (144A) (a)	2,660,000	2,921,305
Howard Midstream Energy Partners LLC
7.375%, 07/15/32 (144A)	2,070,000	2,143,901
8.875%, 07/15/28 (144A)	2,570,000	2,725,750
Kinder Morgan, Inc.
7.800%, 08/01/31 (a)	67,000	77,974
Plains All American Pipeline LP
9.490%, 3M TSFR + 4.372%, 10/31/24 (b)	4,228,000	4,209,785
Rockies Express Pipeline LLC
6.875%, 04/15/40 (144A) (a)	1,280,000	1,247,060
7.500%, 07/15/38 (144A)	1,200,000	1,249,710
BHFTII-261

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Southern Natural Gas Co. LLC
8.000%, 03/01/32	25,000	$29,377
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
9.500%, 10/15/26 (144A) (f)	1,220,000	1,247,146
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, 12/31/30 (144A)	3,230,000	3,068,527
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29 (144A)	1,030,000	973,383
3.875%, 11/01/33 (144A) (a)	2,200,000	1,973,101
4.125%, 08/15/31 (144A) (a)	2,450,000	2,277,838
6.250%, 01/15/30 (144A) (a)	6,270,000	6,572,596
Venture Global LNG, Inc.
7.000%, 01/15/30 (144A)	2,320,000	2,370,151
8.375%, 06/01/31 (144A) (a)	3,090,000	3,262,811
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (b)	5,310,000	5,382,370
9.875%, 02/01/32 (144A)	4,410,000	4,900,356
Western Midstream Operating LP
5.300%, 03/01/48	4,900,000	4,449,799
5.450%, 04/01/44 (a)	11,710,000	11,083,827
		84,121,266
Real Estate — 0.2%
Country Garden Holdings Co. Ltd.
8.000%, 01/27/24 (g)	1,110,000	68,959
Cushman & Wakefield U.S. Borrower LLC
8.875%, 09/01/31 (144A) (a)	1,360,000	1,484,824
Five Point Operating Co. LP/Five Point Capital Corp.
10.500%, 01/15/28 (144A) (a) (f)	2,025,049	2,071,982
		3,625,765
Real Estate Investment Trusts — 0.9%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.000%, 07/15/31 (144A) (a)	6,020,000	6,382,585
MPT Operating Partnership LP/MPT Finance Corp.
5.000%, 10/15/27 (a)	3,010,000	2,700,204
5.250%, 08/01/26 (a)	6,769,000	6,445,138
Service Properties Trust
5.500%, 12/15/27 (a)	2,416,000	2,300,176
Starwood Property Trust, Inc.
7.250%, 04/01/29 (144A) (a)	2,190,000	2,296,351
		20,124,454
Retail — 1.2%
FirstCash, Inc.
5.625%, 01/01/30 (144A) (a)	3,060,000	3,031,938
Foot Locker, Inc.
4.000%, 10/01/29 (144A)	5,491,000	4,774,569
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.750%, 01/15/32 (144A) (a)	7,850,000	7,346,036
Marks & Spencer PLC
7.125%, 12/01/37 (144A)	1,705,000	1,868,775
Michaels Cos., Inc.
5.250%, 05/01/28 (144A) (a)	1,830,000	1,350,740
Security Description	Principal Amount*	Value
Retail—(Continued)
PetSmart, Inc./PetSmart Finance Corp.
7.750%, 02/15/29 (144A) (a)	1,440,000	$1,421,518
Sally Holdings LLC/Sally Capital, Inc.
6.750%, 03/01/32 (a)	1,860,000	1,910,281
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/31 (144A) (a)	2,430,000	2,265,593
Superior Plus LP/Superior General Partner, Inc.
4.500%, 03/15/29 (144A) (a)	2,320,000	2,199,697
		26,169,147
Software — 0.5%
Central Parent, Inc./CDK Global, Inc.
7.250%, 06/15/29 (144A)	5,310,000	5,430,054
Cloud Software Group, Inc.
8.250%, 06/30/32 (144A) (a)	3,740,000	3,909,418
Rackspace Finance LLC
3.500%, 05/15/28 (144A)	912,600	456,688
		9,796,160
Telecommunications — 1.0%
Altice Financing SA
5.750%, 08/15/29 (144A)	5,100,000	4,098,558
Altice France Holding SA
10.500%, 05/15/27 (144A)	6,360,000	2,194,409
Altice France SA
5.125%, 07/15/29 (144A)	950,000	668,057
5.500%, 10/15/29 (144A)	3,420,000	2,395,161
CommScope LLC
6.000%, 03/01/26 (144A) (a)	390,000	379,275
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A)	2,100,000	2,032,244
Millicom International Cellular SA
4.500%, 04/27/31 (144A)	3,930,000	3,543,247
6.250%, 03/25/29 (144A) (a)	1,395,000	1,387,751
Sprint Capital Corp.
8.750%, 03/15/32	1,369,000	1,697,451
Viasat, Inc.
5.625%, 04/15/27 (144A) (a)	2,180,000	2,057,106
Vmed O2 U.K. Financing I PLC
4.750%, 07/15/31 (144A)	830,000	738,723
		21,191,982
Transportation — 0.4%
Carriage Purchaser, Inc.
7.875%, 10/15/29 (144A)	5,673,000	5,272,190
XPO, Inc.
6.250%, 06/01/28 (144A) (a)	2,630,000	2,689,817
		7,962,007
Total Corporate Bonds & Notes (Cost $988,111,745)		983,687,540

BHFTII-262

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (h)—16.3%
Security Description	Principal Amount*	Value

Advertising — 0.2%
CB Poly U.S. Holdings, Inc.
Term Loan B, 10.104%, 3M TSFR + 5.500%, 05/18/29	4,052,997	$3,964,338
Aerospace/Defense — 0.4%
Kaman Corp.
2024 Term Loan, 8.104%, 3M TSFR + 3.500%, 04/21/31	3,975,000	3,994,875
Vertex Aerospace Services LLC
2021 First Lien Term Loan, 7.595%, 1M TSFR + 2.750%, 12/06/30	4,929,810	4,932,891
		8,927,766
Airlines — 0.2%
United Airlines, Inc.
2024 Term Loan B, 8.033%, 3M TSFR + 2.750%, 02/22/31	4,825,750	4,842,717
Apparel — 0.1%
Varsity Brands, Inc.
2024 Term Loan B, 8.821%, 3M TSFR + 3.750%, 08/26/31	2,310,000	2,297,420
Auto Parts & Equipment — 0.3%
Clarios Global LP
2024 USD Term Loan B, 7.345%, 1M TSFR + 2.500%, 05/06/30	3,291,750	3,299,295
First Brands Group LLC
2021 Term Loan, 9.865%, 3M TSFR + 5.000%, 03/30/27	397,938	394,608
2022 Incremental Term Loan, 10.514%, 3M TSFR + 5.000%, 03/30/27	3,380,328	3,352,863
		7,046,766
Banks — 0.2%
AqGen Island Holdings, Inc.
Term Loan, 8.460%, 1M TSFR + 3.500%, 08/02/28	4,407,896	4,413,406
Beverages — 0.2%
Triton Water Holdings, Inc.
2024 Incremental Term Loan B, 8.604%, 3M TSFR + 4.000%, 03/31/28	3,463,825	3,462,744
Building Materials — 0.3%
Emrld Borrower LP
2024 Term Loan B, 7.557%, 3M TSFR + 2.500%, 08/04/31	640,000	639,600
Term Loan B, 7.557%, 3M TSFR + 2.500%, 05/31/30	3,877,060	3,874,032
Quikrete Holdings, Inc.
2024 Term Loan B1, 7.095%, 1M TSFR + 2.250%, 03/19/29	2,323,120	2,326,507
		6,840,139
Chemicals — 0.1%
A-AP Buyer, Inc.
Term Loan B, 7.854%, 3M TSFR + 3.250%, 09/09/31	1,660,000	1,670,375
Security Description	Principal Amount*	Value

Commercial Services — 1.2%
Adtalem Global Education, Inc.
2024 1st Lien Term Loan B, 7.595%, 1M TSFR + 2.750%, 08/12/28	654,951	$656,316
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.695%, 1M TSFR + 3.750%, 05/12/28	2,992,288	2,966,665
Boost Newco Borrower LLC
2024 USD Term Loan B, 7.104%, 3M TSFR + 2.500%, 01/31/31	2,530,000	2,533,388
DS Parent, Inc.
Term Loan B, 10.104%, 3M TSFR + 5.500%, 01/31/31	4,817,925	4,699,486
Garda World Security Corp.
2024 Term Loan B, 8.597%, 1M TSFR + 3.500%, 02/01/29	3,626,914	3,630,881
GEO Group, Inc.
2024 Term Loan B, 10.095%, 1M TSFR + 5.250%, 04/13/29	1,918,583	1,950,959
Prime Security Services Borrower LLC
2024 Term Loan B, 7.445%, 1M TSFR + 2.250%, 10/13/30	2,238,764	2,239,019
Ryan LLC
Delayed Draw Term Loan, 3.500%, 11/14/30 (i)	493,333	488,605
Term Loan, 8.345%, 1M TSFR + 3.500%, 11/14/30	4,772,683	4,724,957
Vortex Opco LLC
Second Out Term Loan, 9.118%, 3M TSFR + 4.250%, 12/17/28	2,557,763	1,841,589
WW International, Inc.
2021 Term Loan B, 8.460%, 1M TSFR + 3.500%, 04/13/28	2,260,000	615,850
		26,347,715
Computers — 0.8%
Amentum Government Services Holdings LLC
2024 Term Loan B, 07/30/31 (j)	5,090,000	5,080,456
Indy U.S. Holdco LLC
2024 USD Term Loan B, 9.595%, 1M TSFR + 4.750%, 03/06/28	3,020,000	3,014,966
Magenta Security Holdings LLC
2024 First Out Term Loan, 12.126%, 3M TSFR + 6.750%, 07/27/28	354,493	336,768
2024 Second Out Term Loan, 12.376%, 3M TSFR + 7.000%, 07/27/28	449,024	311,623
2024 Third Out Term Loan, 11.626%, 3M TSFR + 6.250%, 07/27/28	1,559,769	452,333
Redstone Holdco 2 LP
2021 Term Loan, 10.264%, 3M TSFR + 4.750%, 04/27/28	3,434,792	2,660,892
UST Holdings Ltd.
Term Loan, 8.732%, 1M TSFR + 3.500%, 11/20/28	3,335,577	3,350,170
Vericast Corp.
2024 Extended Term Loan, 12.354%, 3M TSFR + 7.750%, 06/16/26	1,899,450	1,866,210
		17,073,418
BHFTII-263

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Diversified Financial Services — 1.4%
Advisor Group, Inc.
2024 Term Loan, 8.845%, 1M TSFR + 4.000%, 08/17/28	4,810,070	$4,765,976
Aretec Group, Inc.
2024 Term Loan B, 8.845%, 1M TSFR + 4.000%, 08/09/30	2,663,134	2,613,016
Blackhawk Network Holdings, Inc.
2024 Term Loan, 9.845%, 1M TSFR + 5.000%, 03/12/29	2,733,150	2,748,240
Citadel Securities LP
2024 Term Loan B, 7.095%, 1M TSFR + 2.250%, 07/29/30	2,902,165	2,904,342
CTC Holdings LP
Term Loan B, 10.271%, 3M TSFR + 5.000%, 02/20/29	2,195,477	2,176,266
Deerfield Dakota Holding LLC
2021 USD 2nd Lien Term Loan, 11.615%, 3M TSFR + 6.750%, 04/07/28	2,060,000	2,020,860
Focus Financial Partners LLC
2024 Delayed Draw Term Loan, 09/11/31 (i)	526,634	525,564
2024 Term Loan B8, 8.095%, 1M TSFR + 3.250%, 09/11/31	4,903,366	4,893,408
Greystone Select Financial LLC
Term Loan B, 10.541%, 3M TSFR + 5.000%, 06/16/28	1,354,918	1,353,224
Jane Street Group LLC
2024 Term Loan B, 7.460%, 1M TSFR + 2.500%, 01/26/28	2,670,065	2,670,065
VFH Parent LLC
2024 Term Loan B, 7.595%, 1M TSFR + 2.750%, 06/21/31	3,420,000	3,418,574
		30,089,535
Electric — 0.1%
Alpha Generation LLC
Term Loan B, 09/19/31 (j)	2,250,000	2,252,813
Engineering & Construction — 0.3%
Brown Group Holding LLC
2022 Incremental Term Loan B2, 7.595% - 8.002%, 1M TSFR + 2.750%, 3M TSFR + 2.750%, 07/01/31 (k)	663,287	662,577
Term Loan B, 7.595%, 1M TSFR + 2.750%, 07/01/31	2,890,948	2,887,033
Chromalloy Corp.
2024 Term Loan B, 9.082%, 3M TSFR + 3.750%, 03/27/31	2,703,225	2,574,146
		6,123,756
Entertainment — 0.8%
Allen Media LLC
2021 Term Loan B, 10.254%, 3M TSFR + 5.500%, 02/10/27	8,605,083	5,571,791
Caesars Entertainment, Inc.
2024 Term Loan B1, 7.595%, 1M TSFR + 2.750%, 02/06/31	2,992,481	2,996,455
Term Loan B, 7.595%, 1M TSFR + 2.750%, 02/06/30	1,672,650	1,675,338
Cinemark USA, Inc.
2023 Term Loan B, 7.854% - 8.095%, 1M TSFR + 3.250%, 05/24/30 (k)	3,642,055	3,651,160
Security Description	Principal Amount*	Value

Entertainment—(Continued)
Flutter Financing BV
Term Loan B, 6.604%, 3M TSFR + 2.000%, 11/29/30	2,007,244	$2,011,509
UFC Holdings LLC
2021 Term Loan B, 8.291%, 3M TSFR + 2.750%, 04/29/26	1,648,409	1,652,016
		17,558,269
Environmental Control — 0.3%
Liberty Tire Recycling Holdco LLC
2021 Term Loan, 9.460%, 1M TSFR + 4.500%, 05/05/28	1,084,396	1,052,542
LRS Holdings LLC
Term Loan B, 9.210%, 1M TSFR + 4.250%, 08/31/28	4,084,205	3,890,206
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 7.710%, 1M TSFR + 2.750%, 03/24/28	1,372,905	1,310,933
		6,253,681
Food — 0.1%
8th Avenue Food & Provisions, Inc.
2018 2nd Lien Term Loan, 12.710%, 1M TSFR + 7.750%, 10/01/26	1,452,297	1,282,378
Hand/Machine Tools — 0.4%
Alliance Laundry Systems LLC
2024 Term Loan B, 8.345%, 1M TSFR + 3.500%, 08/19/31	4,740,000	4,755,234
Dynamo Newco II GmbH
USD Term Loan B, 09/26/31 (j)	4,060,000	4,065,075
		8,820,309
Healthcare-Products — 0.4%
Medline Borrower LP
2024 Term Loan B, 7.595%, 1M TSFR + 2.750%, 10/23/28	1,961,745	1,964,668
2024 USD Add-on Term Loan B, 7.095%, 1M TSFR + 2.250%, 10/23/28	1,830,000	1,830,000
Sotera Health Holdings LLC
2024 Term Loan B, 8.095%, 1M TSFR + 3.250%, 05/30/31	5,770,000	5,759,181
		9,553,849
Healthcare-Services — 1.0%
EyeCare Partners LLC
2024 Second Out Term Loan B, 9.989%, 3M TSFR + 4.610%, 11/30/28	4,537,338	3,289,570
2024 Third Out Term Loan C, 12.129%, 3M TSFR + 6.750%, 11/30/28	612,708	122,542
Global Medical Response, Inc.
2024 PIK Term Loan, 10.461%, 1M TSFR + 5.500%, 10/31/28	4,963,952	4,942,234
Knight Health Holdings LLC
Term Loan B, 10.210%, 1M TSFR + 5.250%, 12/23/28 †	1,403,377	811,327
LifePoint Health, Inc.
2024 Incremental Term Loan B, 8.965%, 1M TSFR + 4.000%, 05/17/31	1,306,725	1,308,358
BHFTII-264

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
LifePoint Health, Inc.
2024 Term Loan B, 10.054%, 3M TSFR + 4.750%, 11/16/28	3,797,712	$3,799,748
MPH Acquisition Holdings LLC
2021 Term Loan B, 9.569%, 3M TSFR + 4.250%, 09/01/28	3,554,198	2,694,971
Phoenix Guarantor, Inc.
2024 Term Loan, 8.095%, 1M TSFR + 3.250%, 02/21/31	1,626,718	1,624,481
Team Services Group
2024 Term Loan B, 12/20/27 (j)	880,000	871,200
Term Loan, 12/20/27 (j)	1,246,770	1,234,302
		20,698,733
Holding Companies-Diversified — 0.1%
First Eagle Investment Management LLC
2024 Term Loan B2, 7.604%, 3M TSFR + 3.000%, 03/05/29	2,388,000	2,372,889
Home Furnishings — 0.3%
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 8.701%, 1M TSFR + 3.500%, 07/31/28	5,835,375	5,834,710
Insurance — 1.1%
Acrisure LLC
2024 Term Loan B6, 8.211%, 1M TSFR + 3.250%, 11/06/30	2,439,853	2,420,639
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 8.345%, 1M TSFR + 3.500%, 02/14/31	5,621,750	5,623,004
Asurion LLC
2021 Second Lien Term Loan B4, 10.210%, 1M TSFR + 5.250%, 01/20/29	4,950,000	4,593,060
2021 Term Loan B9, 8.210%, 1M TSFR + 3.250%, 07/31/27	1,902,734	1,877,930
Boost Newco Borrower LLC
1st Lien Term Loan, 7.854%, 3M TSFR + 3.250%, 05/06/31	3,850,000	3,850,801
Howden Group Holdings Ltd.
2024 Term Loan B, 8.345%, 1M TSFR + 3.500%, 04/18/30	925,900	927,540
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 8.252%, 3M TSFR + 3.000%, 07/31/31	4,385,356	4,382,615
		23,675,589
Investment Companies — 0.6%
Cardinal Parent, Inc.
2020 Term Loan B, 9.254%, 3M TSFR + 4.500%, 11/12/27	5,173,864	4,846,188
NEXUS Buyer LLC
2024 Term Loan B, 8.845%, 1M TSFR + 4.000%, 07/31/31	7,675,430	7,625,401
		12,471,589
Security Description	Principal Amount*	Value

Leisure Time — 0.3%
19th Holdings Golf LLC
2022 Term Loan B, 8.512%, 1M TSFR + 3.250%, 02/07/29	5,952,926	$5,848,750
Carnival Corp.
2024 Term Loan B2, 7.595%, 1M TSFR + 2.750%, 08/08/27	956,469	960,255
		6,809,005
Lodging — 0.3%
Four Seasons Hotels Ltd.
2024 1st Lien Term Loan B, 6.605%, 1M TSFR + 1.750%, 11/30/29	1,994,924	1,997,833
Station Casinos LLC
2024 Term Loan B, 7.095%, 1M TSFR + 2.250%, 03/14/31	5,353,100	5,344,401
		7,342,234
Media — 0.5%
A-L Parent LLC
2023 Take Back Term Loan, 10.345%, 1M TSFR + 5.500%, 06/30/28	3,445,200	3,441,968
Gray Television, Inc.
2021 Term Loan D, 8.315%, 1M TSFR + 3.000%, 12/01/28	3,909,694	3,615,857
2024 Term Loan B, 10.451%, 1M TSFR + 5.250%, 06/04/29	1,506,225	1,451,415
Univision Communications, Inc.
2024 Term Loan B, 8.460%, 1M TSFR + 3.500%, 01/31/29	608,475	594,860
Virgin Media Bristol LLC
2023 USD Term Loan Y, 8.656%, 6M TSFR + 3.250%, 03/31/31	2,620,000	2,507,833
		11,611,933
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp.
Term Loan B, 8.704%, 3M TSFR + 4.000%, 10/01/27	2,855,168	2,724,007
Pipelines — 0.1%
NGP XI Midstream Holdings LLC
Term Loan B, 8.604%, 3M TSFR + 4.000%, 07/25/31	1,300,000	1,300,813
Real Estate Investment Trusts — 0.1%
Apollo Commercial Real Estate Finance, Inc.
2021 Incremental Term Loan B1, 8.460%, 1M TSFR + 3.500%, 03/11/28	2,075,475	2,028,776
Blackstone Mortgage Trust, Inc.
2019 Term Loan B, 7.210%, 1M TSFR + 2.250%, 04/23/26	1,074,338	1,063,595
		3,092,371
Retail — 1.1%
1011778 BC Unlimited Liability Co.
2024 Term Loan B6, 6.595%, 1M TSFR + 1.750%, 09/20/30	3,748,441	3,718,764
BHFTII-265

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Floating Rate Loans (h)—(Continued)
Security Description	Principal Amount*	Value

Retail—(Continued)
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 7.241% - 7.345%, 1M TSFR + 2.500%, 6M TSFR + 2.500%, 06/05/31 (k)	2,000,000	$1,971,250
Johnstone Supply LLC
Term Loan, 8.174%, 1M TSFR + 3.000%, 06/09/31	1,210,000	1,208,034
Michaels Cos., Inc.
2021 Term Loan B, 9.115%, 3M TSFR + 4.250%, 04/17/28	415,703	334,295
Peer Holding III BV
2023 USD Term Loan B4, 7.854%, 3M TSFR + 3.250%, 10/28/30	3,323,300	3,337,839
2024 USD Term Loan B5, 7.604%, 3M TSFR + 3.000%, 07/01/31	2,650,000	2,661,594
Spencer Spirit IH LLC
2024 Term Loan B, 10.741%, 3M TSFR + 5.500%, 07/15/31	5,560,000	5,572,165
Thermostat Purchaser III, Inc.
2024 Term Loan B, 9.004%, 3M TSFR + 4.250%, 08/31/28	4,052,188	4,059,786
		22,863,727
Software — 2.5%
Cloudera, Inc.
2021 Second Lien Term Loan, 10.945%, 1M TSFR + 6.000%, 10/08/29	1,090,000	1,030,050
2021 Term Loan, 8.695%, 1M TSFR + 3.750%, 10/08/28	3,393,893	3,314,880
Cotiviti Corp.
2024 Fixed Term Loan B, 7.625%, 05/01/31	1,430,000	1,439,384
2024 Term Loan, 8.451%, 1M TSFR + 3.250%, 05/01/31	3,132,529	3,132,529
Darktrace PLC
Term Loan, 07/02/31 (j)	6,850,000	6,749,387
DCert Buyer, Inc.
2019 Term Loan B, 8.845%, 1M TSFR + 4.000%, 10/16/26	2,708,277	2,635,069
2021 2nd Lien Term Loan, 11.845%, 1M TSFR + 7.000%, 02/19/29	8,990,000	7,686,450
Evertec Group LLC
2023 Term Loan B, 8.095%, 1M TSFR + 3.250%, 10/30/30	1,971,000	1,978,391
Mitchell International, Inc.
2024 1st Lien Term Loan, 8.095%, 1M TSFR + 3.250%, 06/17/31	5,806,124	5,728,600
Modena Buyer LLC
Term Loan, 9.104%, 3M TSFR + 4.500%, 07/01/31	6,800,000	6,523,750
MRI Software LLC
2020 Term Loan, 9.354%, 3M TSFR + 4.750%, 02/10/27	917,995	904,226
2020 Term Loan B, 9.354%, 3M TSFR + 4.750%, 02/10/27	1,596,066	1,580,106
Planview Parent, Inc.
2024 Term Loan, 8.354%, 3M TSFR + 3.750%, 12/17/27	5,523,127	5,534,631
Project Alpha Intermediate Holding, Inc.
2024 Term Loan B, 9.002%, 3M TSFR + 3.750%, 10/28/30	3,631,750	3,644,545
Security Description	Principal Amount*	Value

Software—(Continued)
SS&C Technologies, Inc.
2024 Term Loan B8, 6.845%, 1M TSFR + 2.000%, 05/09/31	2,944,498	$2,947,716
		54,829,714
Sovereign — 0.1%
Republic of Tanzania
2024 Term Loan, 10.764%, 3M TSFR + 5.450%, 04/30/31 (c) (d)	2,700,000	2,673,000
Transportation — 0.3%
Genesee & Wyoming, Inc.
2024 Term Loan B, 6.604%, 3M TSFR + 2.000%, 04/10/31	3,000,000	2,996,562
Worldwide Express Operations LLC
2021 1st Lien Term Loan, 8.865%, 3M TSFR + 4.250%, 07/26/28	2,678,697	2,695,161
		5,691,723
Total Floating Rate Loans (Cost $363,967,579)		352,813,431

Mortgage-Backed Securities—11.4%
Collateralized Mortgage Obligations — 6.3%
Angel Oak Mortgage Trust
4.165%, 01/25/67 (144A) (b)	3,482,769	3,296,102
Banc of America Funding Corp.
3.571%, 02/27/37 (144A) (b)	15,064,617	12,611,691
Banc of America Funding Trust
2.518%, 1M TSFR + 0.279%, 09/29/36 (144A) (b)	18,986,201	14,881,580
4.205%, 03/27/36 (144A) (b)	3,638,939	3,018,198
Banc of America Mortgage Trust
5.993%, 09/25/35 (b)	19,390	17,296
BCAP LLC Trust
4.300%, 05/26/47 (144A) (b)	2,559,059	2,307,516
Bear Stearns Asset-Backed Securities I Trust
14.718%, -4.33x 1M TSFR + 35.754%, 07/25/36 (b)	154,716	196,187
BRAVO Residential Funding Trust
3.125%, 01/29/70 (144A) (f)	5,585,011	5,542,867
6.435%, 05/25/63 (144A) (f)	3,531,194	3,572,988
7.103%, 10/25/63 (144A) (f)	3,293,940	3,361,501
CIM Trust
5.000%, 05/25/62 (144A) (b)	1,206,124	1,206,178
Citigroup Mortgage Loan Trust, Inc.
6.170%, 09/25/62 (144A) (f)	4,002,544	4,002,338
COLT Mortgage Loan Trust
6.303%, 07/25/69 (144A) (f)	4,189,281	4,244,980
6.586%, 02/25/69 (144A) (b)	1,580,000	1,611,032
CoreVest American Finance Ltd.
7.553%, 12/28/30 (144A) (f)	4,010,000	4,110,199
Countrywide Alternative Loan Trust
5.750%, 01/25/37	1,338,943	666,329
6.000%, 01/25/37	1,016,251	613,711
6.008%, -2.2x 1M TSFR + 16.688%, 06/25/35 (b)	671,735	586,851
8.723%, -4x 1M TSFR + 28.142%, 07/25/36 (b)	1,396,407	1,432,569
9.184%, -6x 1M TSFR + 38.313%, 08/25/37 (b)	546,700	739,833
BHFTII-266

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Countrywide Alternative Loan Trust Resecuritization
3.922%, 08/25/37 (b)	1,846,771	$859,760
CSMC Trust
6.937%, 09/27/60 (144A)	5,506,481	5,580,585
GreenPoint MTA Trust
5.409%, 1M TSFR + 0.554%, 06/25/45 (b)	305,990	268,716
GSMPS Mortgage Loan Trust
5.369%, 1M TSFR + 0.514%, 04/25/36 (144A) (b)	657,601	545,996
HarborView Mortgage Loan Trust
6.969%, 1M TSFR + 2.114%, 10/25/37 (b)	495,051	462,390
IndyMac INDX Mortgage Loan Trust
5.689%, 1M TSFR + 0.834%, 01/25/35 (b)	475,512	360,843
Legacy Mortgage Asset Trust
6.844%, 10/25/66 (144A) (f)	2,898,937	2,899,161
Lehman XS Trust
5.369%, 1M TSFR + 0.514%, 08/25/46 (b)	693,258	652,382
LHOME Mortgage Trust
7.017%, 01/25/29 (144A) (f)	4,360,000	4,430,690
MASTR Seasoned Securitization Trust
5.894%, 10/25/32 (b)	20,531	20,551
Merrill Lynch Mortgage Investors Trust
5.809%, 05/25/34 (b)	18,169	15,998
6.158%, 08/25/33 (b)	120,948	111,337
MFA Trust
6.784%, 12/25/68 (144A) (f)	2,858,637	2,898,333
New Residential Mortgage Loan Trust
3.500%, 12/25/57 (144A) (b)	2,860,000	2,507,925
3.500%, 12/25/58 (144A) (b)	2,244,151	2,125,114
3.750%, 11/25/58 (144A) (b)	1,943,161	1,869,005
3.987%, 04/25/62 (144A) (b)	3,981,554	3,690,706
4.250%, 09/25/56 (144A) (b)	4,519,477	4,394,525
NovaStar Mortgage Funding Trust
0.484%, 1M TSFR + 0.494%, 09/25/46 (b)	176,937	160,901
NYMT Loan Trust
7.154%, 02/25/29 (144A) (f)	2,650,000	2,687,948
OBX Trust
5.949%, 02/25/63 (144A) (f)	861,079	869,206
PRKCM Trust
7.304%, 02/25/58 (144A) (f)	4,037,001	4,080,901
RALI Trust
6.505%, 11/25/37 (b)	1,660,550	1,378,915
Reperforming Loan Trust REMICS
0.821%, 03/25/35 (144A) † (b) (l)	1,484,278	82,309
Sequoia Mortgage Trust
3.730%, 07/25/45 (144A) (b)	3,387	3,293
6.386%, 6M TSFR + 1.108%, 06/20/33 (b)	21,946	21,253
Structured Adjustable Rate Mortgage Loan Trust
4.625%, 09/25/35 (b)	248,894	152,834
6.815%, 1M TSFR + 1.614%, 09/25/37 (b)	1,136,781	1,030,702
Structured Asset Mortgage Investments II Trust
5.389%, 1M TSFR + 0.534%, 05/25/46 (b)	86,660	57,685
5.529%, 1M TSFR + 0.674%, 02/25/36 (b)	1,104,365	921,437
Towd Point Mortgage Trust
3.638%, 06/25/57 (144A) (b)	2,900,000	2,512,514
7.219%, 1M TSFR + 2.364%, 05/25/58 (144A) (b)	1,220,000	1,194,605
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Verus Securitization Trust
4.910%, 06/25/67 (144A) (f)	2,733,000	$2,712,927
6.118%, 01/25/69 (144A) (f)	4,342,089	4,373,129
6.845%, 04/25/69 (144A) (f)	3,952,752	4,026,941
6.968%, 12/25/68 (144A) (f)	2,199,476	2,240,771
WaMu Mortgage Pass-Through Certificates Trust
4.973%, 09/25/36 (b)	210,929	187,285
5.509%, 1M TSFR + 0.654%, 12/25/45 (b)	120,832	120,691
5.921%, 12M MTA + 0.798%, 03/25/47 (b)	553,901	488,289
5.929%, 1M TSFR + 1.074%, 12/25/45 (b)	4,645,690	3,602,947
6.265%, 08/25/33 (b)	321,349	312,235
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
1.711%, -1x 1M TSFR + 6.566%, 04/25/37 (b) (l)	6,320,692	1,098,647
		136,032,328
Commercial Mortgage-Backed Securities — 5.1%
280 Park Avenue Mortgage Trust
6.955%, 1M TSFR + 1.836%, 09/15/34 (144A) (b)	1,640,000	1,533,400
ARES1
6.293%, 1M TSFR + 1.443%, 10/15/34 (144A) (b)	2,360,000	2,354,100
Bank
4.000%, 11/15/32 (144A) (b)	1,630,000	1,296,528
5.053%, 09/15/34	5,240,000	5,358,522
Benchmark Mortgage Trust
3.666%, 01/15/51 (b)	1,210,000	1,176,865
6.363%, 07/15/56 (b)	1,120,000	1,187,328
BOCA Commercial Mortgage Trust
9.534%, 1M TSFR + 4.437%, 08/15/41 (144A) (b)	3,670,000	3,661,968
BX Commercial Mortgage Trust
3.667%, 03/11/44 (144A) (b)	9,066,697	7,914,796
7.970%, 08/13/41 (144A) (b)	2,810,000	2,883,224
8.785%, 1M TSFR + 3.688%, 05/15/34 (144A) (b)	3,680,000	3,669,752
BX Trust
7.787%, 1M TSFR + 2.690%, 04/15/41 (144A) (b)	5,400,346	5,402,481
CFK Trust
3.573%, 03/15/39 (144A) (b)	2,100,000	1,500,967
Citigroup Commercial Mortgage Trust
3.110%, 04/10/48 (144A)	1,750,000	1,595,247
3.225%, 09/15/48 (144A)	2,000,000	1,702,888
4.573%, 07/10/47 (b)	869,940	817,753
6.015%, 10/12/40 (144A) (b)	1,120,000	1,157,772
CSMC Trust
3.160%, 12/15/41 (144A)	7,420,000	6,826,424
4.373%, 09/15/37 (144A)	6,620,000	3,333,169
12.794%, PRIME + 4.294%, 07/15/32 (144A) (b)	6,285,000	5,689,992
Greystone CRE Notes
10.429%, 1M TSFR + 5.333%, 03/15/41 (144A) (b)	2,180,000	2,174,918
GS Mortgage Securities Corp. II
9.263%, 03/10/41 (144A) (b)	3,260,000	3,393,600
GS Mortgage Securities Corp. Trust
7.862%, 1M TSFR + 2.764%, 05/15/26 (144A) (b)	1,540,000	847,146
GS Mortgage Securities Trust
3.384%, 05/10/50	6,500,000	5,270,153
HIH Trust
10.387%, 1M TSFR + 5.437%, 10/15/41 (144A) (b)	4,300,000	4,288,938
BHFTII-267

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JP Morgan Chase Commercial Mortgage Securities Trust
4.879%, 01/15/49 (b)	568,000	$502,502
9.477%, 1M TSFR + 4.379%, 11/15/38 (144A) (b)	3,760,000	3,669,851
KIND Trust
8.465%, 1M TSFR + 3.364%, 08/15/38 (144A) (b)	2,687,926	2,584,834
MHC Trust
7.162%, 1M TSFR + 2.064%, 05/15/38 (144A) (b)	4,496,000	4,439,800
MIC Trust
8.732%, 12/05/38 (144A) (b)	1,080,000	1,190,132
Morgan Stanley Capital I Trust
4.729%, 12/15/48 (b)	1,940,000	1,732,965
MSWF Commercial Mortgage Trust
5.472%, 05/15/56	2,210,000	2,321,416
7.252%, 12/15/56 (b)	2,260,000	2,435,714
Multifamily Trust
9.264%, 04/25/46 (144A) (b)	2,300,491	2,296,044
SMR Mortgage Trust
11.097%, 1M TSFR + 6.000%, 02/15/39 (144A) (b)	2,719,561	2,537,084
SMRT Commercial Mortgage Trust
7.047%, 1M TSFR + 1.950%, 01/15/39 (144A) (b)	5,560,000	5,459,687
Soho Trust
2.787%, 08/10/38 (144A) (b)	3,330,000	1,535,616
UBS Commercial Mortgage Trust
3.418%, 12/15/50	917,348	891,588
Waikiki Beach Hotel Trust
7.424%, 1M TSFR + 2.327%, 12/15/33 (144A) (b)	1,860,000	1,830,578
WB Commercial Mortgage Trust
8.278%, 03/15/40 (144A) (b)	1,100,000	1,113,000
		109,578,742
Total Mortgage-Backed Securities (Cost $246,123,644)		245,611,070

Asset-Backed Securities—11.0%
Asset-Backed - Automobile — 0.4%
Avis Budget Rental Car Funding AESOP LLC
3.710%, 08/20/27 (144A)	7,750,000	7,354,442
Santander Bank Auto Credit-Linked Notes
14.592%, 12/15/32 (144A)	2,500,000	2,779,233
		10,133,675
Asset-Backed - Home Equity — 0.2%
Bear Stearns Asset-Backed Securities Trust
5.709%, 1M TSFR + 0.854%, 01/25/34 (b)	8,770	8,642
WaMu Asset-Backed Certificates WaMu Trust
5.139%, 1M TSFR + 0.284%, 07/25/47 (b)	6,128,244	4,505,168
		4,513,810
Asset-Backed - Manufactured Housing — 0.4%
Conseco Finance Corp.
7.020%, 05/01/31 (b)	15,677,022	5,015,921
7.700%, 05/01/31 (b)	7,052,150	2,430,317
Origen Manufactured Housing Contract Trust
7.815%, 04/15/37 (b)	226,618	213,225
Security Description	Principal Amount*	Value

Asset-Backed - Manufactured Housing—(Continued)
UCFC Manufactured Housing Contract
7.095%, 04/15/29 (b)	636,226	$586,857
		8,246,320
Asset-Backed - Other — 9.7%
1988 CLO 5 Ltd.
8.625%, 3M TSFR + 3.300%, 07/15/37 (144A) (b)	1,200,000	1,206,582
AB BSL CLO 4 Ltd.
7.282%, 3M TSFR + 2.000%, 04/20/36 (144A) (b)	1,000,000	1,005,748
AMMC CLO 23 Ltd.
8.986%, 3M TSFR + 3.700%, 04/17/35 (144A) (b)	2,540,000	2,557,201
AMMC CLO 30 Ltd.
9.791%, 3M TSFR + 4.500%, 01/15/37 (144A) (b)	1,800,000	1,807,954
Apidos CLO XXII Ltd.
12.294%, 3M TSFR + 7.012%, 04/20/31 (144A) (b)	5,490,000	5,498,927
Apidos Loan Fund Ltd.
8.520%, 3M TSFR + 3.200%, 04/25/35 (144A) (b)	1,800,000	1,805,949
APL Finance DAC
7.861%, 07/21/31 (144A)	1,200,000	1,222,130
Applebee's Funding LLC/IHOP Funding LLC
7.824%, 03/05/53 (144A)	3,150,000	3,297,038
Bain Capital Credit CLO Ltd.
7.116%, 3M TSFR + 1.830%, 04/16/36 (144A) (b)	4,690,000	4,707,353
Balboa Bay Loan Funding Ltd.
11.944%, 3M TSFR + 6.662%, 01/20/32 (144A) (b)	2,400,000	2,332,198
Barings CLO Ltd.
8.494%, 3M TSFR + 3.212%, 10/20/30 (144A) (b)	2,757,500	2,753,416
Bear Stearns Asset-Backed Securities Trust
6.000%, 10/25/36	897,340	315,807
Birch Grove CLO Ltd.
9.172%, 3M TSFR + 3.850%, 07/17/37 (144A) (b)	2,180,000	2,206,984
Black Diamond CLO Ltd.
1.000%, 3M TSFR + 1.650%, 10/25/37 (144A) (b)	5,000,000	5,000,855
Blueberry Park CLO Ltd.
8.026%, 3M TSFR + 2.900%, 10/20/37 (144A) (b)	2,640,000	2,643,237
Buckhorn Park CLO Ltd.
6.661%, 3M TSFR + 1.382%, 07/18/34 (144A) (b)	5,890,000	5,897,539
8.641%, 3M TSFR + 3.362%, 07/18/34 (144A) (b)	800,000	799,029
Canyon Capital CLO Ltd.
11.973%, 3M TSFR + 6.672%, 04/15/34 (144A) (b)	750,000	709,323
Captree Park CLO Ltd.
8.583%, 3M TSFR + 3.250%, 07/20/37 (144A) (b)	2,220,000	2,236,650
Carlyle Global Market Strategies CLO Ltd.
6.430%, 3M TSFR + 1.312%, 05/15/31 (144A) (b)	3,938,149	3,941,083
8.494%, 3M TSFR + 3.212%, 07/20/31 (144A) (b)	1,500,000	1,509,231
CarVal CLO XI C Ltd.
7.571%, 3M TSFR + 3.000%, 10/20/37 (144A) (b)	5,130,000	5,142,989
CIFC Funding Ltd.
8.982%, 3M TSFR + 3.700%, 04/20/37 (144A) (b)	1,340,000	1,358,010
Dividend Solar Loans LLC
3.670%, 08/22/39 (144A)	2,228,052	1,993,693
Flatiron CLO 28 Ltd.
11.017%, 3M TSFR + 5.750%, 07/15/36 (144A) (b)	1,500,000	1,500,882
FNA VI LLC
1.350%, 01/10/32 (144A)	575,137	538,741
BHFTII-268

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Fortress Credit BSL XII Ltd.
12.693%, 3M TSFR + 7.392%, 10/15/34 (144A) (b)	2,250,000	$2,067,919
Galaxy XXVI CLO Ltd.
8.071%, 3M TSFR + 2.950%, 11/22/31 (144A) (b)	1,795,000	1,796,612
Golub Capital Partners CLO 53B Ltd.
12.244%, 3M TSFR + 6.962%, 07/20/34 (144A) (b)	2,500,000	2,516,870
Golub Capital Partners CLO 66B Ltd.
7.235%, 3M TSFR + 1.950%, 04/25/36 (144A) (b)	1,210,000	1,221,513
Golub Capital Partners CLO 76 B Ltd.
7.642%, 3M TSFR + 2.900%, 10/25/37 (144A) (b)	1,950,000	1,949,015
Greenwood Park CLO Ltd.
10.513%, 3M TSFR + 5.212%, 04/15/31 (144A) (b)	7,380,000	7,296,975
Greywolf CLO II Ltd.
9.196%, 3M TSFR + 3.910%, 04/17/34 (144A) (b)	3,000,000	3,002,271
HalseyPoint CLO 3 Ltd.
6.637%, 3M TSFR + 1.480%, 07/30/37 (144A) (b)	2,110,000	2,118,967
HalseyPoint CLO I Ltd.
13.744%, 3M TSFR + 8.462%, 01/20/33 (144A) (b)	2,770,000	2,621,342
Hayfin U.S. XV Ltd.
9.597%, 3M TSFR + 4.260%, 04/28/37 (144A) (b)	2,970,000	3,026,053
Kestrel Aircraft Funding Ltd.
4.250%, 12/15/38 (144A)	1,076,993	1,012,610
LFS LLC
8.250%, 07/15/35 (144A)	1,000,000	1,000,391
Madison Park Funding XXIV Ltd.
8.232%, 3M TSFR + 2.950%, 10/20/29 (144A) (b)	2,460,000	2,468,775
Magnetite XII Ltd.
11.243%, 3M TSFR + 5.942%, 10/15/31 (144A) (b)	500,000	500,920
Magnetite XXII Ltd.
8.176%, 3M TSFR + 2.900%, 07/15/36 (144A) (b)	1,830,000	1,828,878
MidOcean Credit CLO VII
9.443%, 3M TSFR + 4.142%, 07/15/29 (144A) (b)	4,000,000	4,003,124
Mosaic Solar Loan Trust
9.000%, 09/20/49 (144A)	2,600,000	2,569,735
Mountain View CLO XVI Ltd.
9.491%, 3M TSFR + 4.190%, 04/15/34 (144A) (b)	3,700,000	3,752,692
Neuberger Berman Loan Advisers CLO 31 Ltd.
8.794%, 3M TSFR + 3.512%, 04/20/31 (144A) (b)	1,960,000	1,960,284
Neuberger Berman Loan Advisers CLO 44 Ltd.
11.548%, 3M TSFR + 6.262%, 10/16/34 (144A) (b)	3,560,000	3,570,858
Ocean Trails CLO X
1.000%, 3M TSFR + 1.300%, 10/15/34 (144A) (b)	5,500,000	5,500,968
13.133%, 3M TSFR + 7.832%, 10/15/34 (144A) (b)	3,500,000	3,403,631
Ocean Trails CLO XIV Ltd.
7.282%, 3M TSFR + 2.000%, 01/20/35 (144A) (b)	5,190,000	5,204,221
OCP CLO Ltd.
8.674%, 3M TSFR + 3.350%, 07/16/35 (144A) (b)	3,650,000	3,675,065
8.979%, 3M TSFR + 3.700%, 04/26/36 (144A) (b)	2,210,000	2,225,932
Octagon Investment Partners 32 Ltd.
8.963%, 3M TSFR + 3.662%, 07/15/29 (144A) (b)	2,475,000	2,474,708
OHA Credit Funding 11 Ltd.
8.056%, 3M TSFR + 2.850%, 07/19/37 (144A) (b)	3,150,000	3,152,277
OHA Credit Funding 19 Ltd.
8.194%, 3M TSFR + 2.900%, 07/20/37 (144A) (b)	1,000,000	1,003,454
Palmer Square CLO Ltd.
8.135%, 3M TSFR + 2.950%, 07/20/37 (144A) (b)	4,460,000	4,483,468
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Palmer Square Loan Funding Ltd.
8.301%, 3M TSFR + 3.000%, 04/15/31 (144A) (b)	3,230,000	$3,233,676
10.011%, 3M TSFR + 4.900%, 10/15/32 (144A) (b)	3,050,000	3,033,469
Peace Park CLO Ltd.
11.544%, 3M TSFR + 6.262%, 10/20/34 (144A) (b)	2,250,000	2,255,974
Pioneer Aircraft Finance Ltd.
3.967%, 06/15/44 (144A)	1,629,624	1,528,066
Rad CLO 21 Ltd.
9.685%, 3M TSFR + 4.400%, 01/25/33 (144A) (b)	2,160,000	2,163,108
RR 18 Ltd.
11.813%, 3M TSFR + 6.512%, 10/15/34 (144A) (b)	7,070,000	7,037,025
Sculptor CLO XXVI Ltd.
12.794%, 3M TSFR + 7.512%, 07/20/34 (144A) (b)	4,370,000	4,350,047
Structured Asset Securities Corp. Mortgage Loan Trust
5.189%, 1M TSFR + 0.334%, 02/25/36 (144A) (b)	2,530,096	54,451
Symphony CLO XIX Ltd.
6.508%, 3M TSFR + 1.222%, 04/16/31 (144A) (b)	1,733,922	1,735,930
TCI-Symphony CLO Ltd.
8.663%, 3M TSFR + 3.362%, 10/13/32 (144A) (b)	1,720,000	1,723,003
12.313%, 3M TSFR + 7.012%, 10/13/32 (144A) (b)	6,440,000	6,311,953
Thrust Engine Leasing DAC
4.163%, 07/15/40 (144A)	2,982,024	2,852,431
Trinitas CLO XXVI Ltd.
8.232%, 3M TSFR + 2.950%, 01/20/35 (144A) (b)	2,500,000	2,507,205
Trinitas CLO XXVII Ltd.
9.545%, 3M TSFR + 4.300%, 04/18/37 (144A) (b)	3,660,000	3,730,986
Valley Stream Park CLO Ltd.
9.432%, 3M TSFR + 4.150%, 10/20/34 (144A) (b)	2,725,000	2,724,654
Voya CLO Ltd.
12.494%, 3M TSFR + 7.212%, 04/20/34 (144A) (b)	2,360,000	2,347,542
Warwick Capital CLO 3 Ltd.
9.823%, 3M TSFR + 4.500%, 04/20/37 (144A) (b)	2,000,000	2,041,686
Whitebox CLO IV Ltd.
7.432%, 3M TSFR + 2.150%, 04/20/36 (144A) (b)	6,220,000	6,241,988
Woodmont Trust
1.000%, 3M TSFR + 1.400%, 10/25/32 (144A) (b)	4,850,000	4,850,849
Ziply Fiber Issuer LLC
6.640%, 04/20/54 (144A)	3,000,000	3,096,668
		209,218,788
Asset-Backed - Student Loan — 0.3%
College Avenue Student Loans LLC
6.060%, 05/25/55 (144A)	2,558,000	2,551,128
National Collegiate Student Loan Trust
5.259%, 1M TSFR + 0.404%, 01/25/33 (b)	1,523,506	1,433,330
SMB Private Education Loan Trust
3.860%, 01/15/53 (144A)	2,571,980	2,306,136
		6,290,594
Total Asset-Backed Securities (Cost $239,566,628)		238,403,187

BHFTII-269

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—8.2%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 7.9%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	688,698	$578,615
1.500%, 07/01/41	545,988	440,669
3.000%, 06/01/35	2,139,784	2,046,254
4.000%, 07/01/49	5,218,379	5,075,799
4.500%, 02/01/47	1,192,777	1,192,066
5.000%, 09/01/52	3,601,778	3,606,899
6.000%, 09/01/53	2,938,023	3,011,660
7.000%, 03/01/39	29,247	30,694
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
4.000%, 07/25/56 (b)	335,284	333,849
4.250%, 11/25/59 (144A) (b)	4,610,000	4,407,119
4.250%, 05/25/60 (144A) (b)	4,710,000	4,481,599
Federal Home Loan Mortgage Corp. STACR REMICS Trust
8.280%, SOFR30A + 3.000%, 12/25/50 (144A) (b)	8,290,000	8,957,115
8.330%, SOFR30A + 3.050%, 01/25/34 (144A) (b)	4,750,000	5,097,368
9.030%, SOFR30A + 3.750%, 02/25/42 (144A) (b)	2,717,000	2,854,519
10.030%, SOFR30A + 4.750%, 02/25/42 (144A) (b)	1,090,000	1,153,007
11.030%, SOFR30A + 5.750%, 09/25/42 (144A) (b)	3,780,000	4,199,395
Federal National Mortgage Association
2.000%, 07/01/36	3,595,770	3,299,757
2.000%, 08/01/41	3,816,961	3,328,878
2.000%, 08/01/51	2,283,204	1,924,899
2.000%, 10/01/51	11,810,511	9,872,847
2.500%, 07/01/41	2,133,039	1,917,866
2.500%, 04/01/51	6,035,288	5,263,150
2.500%, 09/01/51	307,232	270,421
2.500%, 10/01/51	1,355,970	1,190,253
2.500%, 03/01/52	4,514,813	3,950,786
3.000%, 06/01/51	12,928,385	11,719,363
3.500%, 08/01/45	14,477,384	13,673,428
4.000%, 03/01/52	3,414,371	3,288,662
4.500%, 04/01/48	929,229	929,246
4.500%, 04/01/49	37,894	37,723
4.500%, 10/01/49	20,343	20,264
4.500%, 08/01/58	64,601	64,064
5.500%, 09/01/53	4,889,026	4,952,701
7.000%, 07/01/30	140	146
7.000%, 07/01/31	747	775
7.000%, 09/01/31	513	533
7.000%, 10/01/31	708	735
7.000%, 11/01/31	11,225	11,652
7.000%, 01/01/32	3,667	3,807
7.500%, 01/01/30	100	104
7.500%, 02/01/30	162	162
7.500%, 06/01/30	19	19
7.500%, 08/01/30	41	41
7.500%, 10/01/30	1	2
7.500%, 11/01/30	5,691	5,720
7.500%, 02/01/31	242	242
8.000%, 07/01/30	118	124
8.000%, 09/01/30	239	241
Federal National Mortgage Association Connecticut Avenue Securities Trust
7.780%, SOFR30A + 2.500%, 10/25/43 (144A) (b)	1,810,000	1,842,673
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust
7.780%, SOFR30A + 2.500%, 02/25/44 (144A) (b)	1,100,000	$1,119,943
7.980%, SOFR30A + 2.700%, 01/25/44 (144A) (b)	4,650,000	4,729,549
8.380%, SOFR30A + 3.100%, 10/25/41 (144A) (b)	7,990,000	8,233,245
8.795%, SOFR30A + 3.514%, 10/25/39 (144A) (b)	10,124,856	10,490,396
9.180%, SOFR30A + 3.900%, 07/25/43 (144A) (b)	1,470,000	1,555,037
9.495%, SOFR30A + 4.214%, 07/25/39 (144A) (b)	3,025,331	3,153,294
Federal National Mortgage Association REMICS
4.500%, 06/25/29	4,190	4,168
5.745%, SOFR30A + 0.464%, 05/25/34 (b)	27,745	27,586
FREMF Mortgage Trust
11.747%, SOFR30A + 6.400%, 07/25/31 (144A) (b)	1,996,460	1,982,179
Government National Mortgage Association
Zero Coupon, 04/16/52 (b) (l)	1,814,128	18
0.567%, 07/16/58 (b) (l)	855,039	22,921
2.000%, 10/20/50	4,018,401	3,410,811
2.000%, 02/20/51	780,374	648,459
2.500%, 03/20/51	2,475,784	2,185,192
2.500%, 05/20/51	264,633	230,899
3.000%, 11/20/51	1,912,781	1,744,336
3.500%, 12/20/50	2,346,569	2,223,720
4.000%, 10/20/52	1,700,258	1,643,561
4.500%, 11/20/50	873,393	873,338
4.500%, 12/20/50	150,110	150,069
4.500%, 04/20/53	1,301,252	1,285,511
5.000%, 09/20/52	2,145,935	2,152,699
5.500%, 01/15/34	12,918	13,373
5.500%, 03/20/34	2,140	2,229
5.500%, 04/15/34	4,261	4,411
5.500%, 07/15/34	22,982	23,792
5.500%, 10/15/34	20,108	20,722
5.750%, 10/15/38	22,008	23,144
6.000%, 05/20/32	2,567	2,689
6.000%, 02/15/33	459	473
6.000%, 03/15/33	1,602	1,656
6.000%, 06/15/33	950	1,005
6.000%, 07/15/33	2,065	2,133
6.000%, 09/15/33	764	772
6.000%, 10/15/33	873	918
6.000%, 11/20/33	3,478	3,619
6.500%, 02/15/32	164	170
6.500%, 03/15/32	165	171
6.500%, 11/15/32	387	403
Government National Mortgage Association, TBA
2.000%, TBA (m)	100,000	84,773
5.500%, TBA (m)	1,500,000	1,514,445
Multifamily Connecticut Avenue Securities Trust
8.645%, SOFR30A + 3.364%, 10/25/49 (144A) (b)	2,589,517	2,602,492
9.145%, SOFR30A + 3.864%, 03/25/50 (144A) (b)	3,801,358	3,844,330
Uniform Mortgage-Backed Security, TBA
2.500%, TBA (m)	1,300,000	1,122,012
		172,174,574
BHFTII-270

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value

U.S. Treasury — 0.3%
U.S. Treasury Bonds
4.750%, 11/15/53 (n)	160,000	$176,731
U.S. Treasury Notes
3.625%, 08/31/29	5,770,000	5,787,130
		5,963,861
Total U.S. Treasury & Government Agencies (Cost $185,036,660)		178,138,435

Foreign Government—5.5%
Regional Government — 0.8%
Provincia de Buenos Aires/Government Bonds
6.625%, 09/01/37 (144A) (f)	23,560,901	11,191,428
Provincia de Cordoba
6.990%, 06/01/27 (144A) (f)	5,515,415	5,060,393
		16,251,821
Sovereign — 4.7%
Angola Government International Bonds
8.750%, 04/14/32 (144A)	1,520,000	1,362,996
9.125%, 11/26/49	1,710,000	1,415,025
Bahamas Government International Bonds
8.950%, 10/15/32	1,660,000	1,690,972
Brazil Government International Bonds
6.000%, 04/07/26	2,970,000	3,029,998
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/26 (BRL)	4,784,000	759,609
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	56,781,000	9,389,084
Dominican Republic International Bonds
4.500%, 01/30/30	1,200,000	1,145,742
4.875%, 09/23/32	4,020,000	3,822,003
5.500%, 02/22/29 (144A)	2,100,000	2,110,302
Egypt Government International Bonds
5.875%, 02/16/31	510,000	425,508
7.053%, 01/15/32	1,940,000	1,679,254
El Salvador Government International Bonds
6.375%, 01/18/27	500,000	478,708
9.250%, 04/17/30 (144A)	1,180,000	1,171,460
Ethiopia International Bonds
6.625%, 12/11/24	1,500,000	1,157,820
Ghana Government International Bonds
10.750%, 10/14/30	2,670,000	1,832,688
Ivory Coast Government International Bonds
7.625%, 01/30/33 (144A)	6,250,000	6,413,281
8.250%, 01/30/37 (144A)	2,020,000	2,077,990
Jamaica Government International Bonds
9.625%, 11/03/30 (JMD)	227,000,000	1,535,686
Jordan Government International Bonds
7.500%, 01/13/29	2,340,000	2,375,521
7.750%, 01/15/28 (144A)	3,150,000	3,231,050
Mexico Bonos
7.750%, 11/23/34 (MXN)	413,990,000	18,816,886
8.500%, 05/31/29 (MXN)	271,470,000	13,435,766
Security Description	Principal Amount*/ Shares	Value

Sovereign—(Continued)
Mexico Government International Bonds
6.000%, 05/07/36	4,530,000	$4,613,312
Mozambique International Bonds
9.000%, 09/15/31 (f)	1,240,000	1,072,597
Nigeria Government International Bonds
7.143%, 02/23/30	2,600,000	2,356,250
Republic of Kenya Government International Bonds
6.300%, 01/23/34	1,520,000	1,239,933
9.750%, 02/16/31 (144A)	6,440,000	6,508,908
Republic of Uzbekistan International Bonds
3.900%, 10/19/31	1,650,000	1,409,362
Senegal Government International Bonds
6.250%, 05/23/33	1,520,000	1,308,986
Sri Lanka Government International Bonds
6.200%, 05/11/27	1,580,000	879,964
Ukraine Government International Bonds
1.750%, 02/01/34 (f)	600,436	267,194
1.750%, 02/01/35 (f)	1,050,764	457,082
1.750%, 02/01/36 (f)	1,350,982	582,476
3.000%, 02/01/30 (f)	163,994	72,362
3.000%, 02/01/34 (f)	612,820	207,593
3.000%, 02/01/35 (f)	517,876	227,607
3.000%, 02/01/36 (f)	431,563	186,651
Uruguay Government International Bonds
3.400%, 05/16/45 (UYU) (o)	8,934,205	209,033
3.875%, 07/02/40 (UYU) (o)	50,239,578	1,251,920
		102,208,579
Total Foreign Government (Cost $121,710,068)		118,460,400

Convertible Bonds—0.4%
Media — 0.4%
DISH Network Corp.
Zero Coupon, 12/15/25	9,760,000	8,442,995
Gannett Co., Inc.
6.000%, 12/01/27 (144A)	404,000	509,538
Total Convertible Bonds (Cost $8,217,562)		8,952,533

Convertible Preferred Stocks—0.3%
Banks — 0.3%
Wells Fargo & Co.- Series L, 7.500% (Cost $5,598,292)	4,965	6,366,123

Common Stocks—0.0%
Automobile Components — 0.0%
Lear Corp. (a)	399	43,551
Chemicals — 0.0%
LyondellBasell Industries NV - Class A	23	2,205
BHFTII-271

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value

Media — 0.0%
Cengage Learning, Inc. (p)	10,995	$189,664
Oil, Gas & Consumable Fuels — 0.0%
Ascent CNR Corp. - Class A (c) (d) (p)	1,399,556	27,991
Total Common Stocks (Cost $444,633)		263,411

Municipals—0.0%
Virginia Housing Development Authority
6.000%, 06/25/34 (Cost $228,407)	230,484	235,981

Escrow Shares—0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (c) (d) (p) (Cost $0)	1,746,000	0

Securities Lending Reinvestments (q)—10.8%
Certificates of Deposit—4.6%
Bank of America NA
5.020%, SOFR + 0.190%, 01/03/25 (b)	2,000,000	1,999,788
5.410%, 01/03/25	2,000,000	2,002,970
Bank of Montreal
5.030%, SOFR + 0.200%, 12/17/24 (b)	3,000,000	3,000,005
5.130%, SOFR + 0.300%, 03/04/25 (b)	2,000,000	2,000,013
5.180%, SOFR + 0.350%, 07/14/25 (b)	1,000,000	1,000,003
5.390%, SOFR + 0.550%, 11/08/24 (b)	2,000,000	2,000,766
Bank of Nova Scotia
5.140%, SOFR + 0.300%, 03/13/25 (b)	2,000,000	1,999,984
5.150%, SOFR + 0.310%, 03/19/25 (b)	4,000,000	3,999,976
5.180%, SOFR + 0.340%, 05/02/25 (b)	3,000,000	2,998,878
Barclays Bank PLC (NY)
5.210%, SOFR + 0.380%, 02/10/25 (b)	3,000,000	3,002,073
Bayerische Landesbank (NY)
5.210%, 10/17/24	4,000,000	4,000,656
BNP Paribas SA
5.060%, SOFR + 0.220%, 11/07/24 (b)	5,000,000	4,999,940
5.400%, 12/17/24	2,000,000	2,002,346
Canadian Imperial Bank of Commerce (NY)
5.200%, SOFR + 0.360%, 01/09/25 (b)	3,000,000	3,001,242
Cooperatieve Rabobank UA
5.170%, SOFR + 0.340%, 07/30/25 (b)	2,000,000	2,003,040
Credit Agricole Corp. & Investment Bank
5.500%, 12/10/24	1,000,000	1,001,195
Credit Agricole Corp. & Investment Bank (NY)
5.090%, SOFR + 0.250%, 11/05/24 (b)	5,000,000	5,000,640
Credit Industriel et Commercial
Zero Coupon, 11/18/24	1,000,000	993,470
5.515%, 10/17/24	3,000,000	3,000,765
DZ Bank AG (NY)
5.040%, SOFR + 0.210%, 10/28/24 (b)	4,000,000	4,000,096
Mitsubishi UFJ Trust & Banking Corp.
5.060%, SOFR + 0.220%, 01/27/25 (b)	1,000,000	1,000,000
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Mizuho Bank Ltd.
5.060%, SOFR + 0.230%, 11/12/24 (b)	5,000,000	$5,000,520
Oversea-Chinese Banking Corp. Ltd.
5.030%, SOFR + 0.200%, 10/22/24 (b)	5,000,000	5,000,185
Royal Bank of Canada
5.180%, SOFR + 0.340%, 04/22/25 (b)	2,000,000	2,002,180
5.180%, SOFR + 0.340%, 05/08/25 (b)	2,000,000	2,001,904
Skandinaviska Enskilda Banken AB
5.130%, SOFR + 0.300%, 02/06/25 (b)	1,000,000	1,000,468
Societe Generale
5.020%, SOFR + 0.180%, 11/25/24 (b)	5,000,000	5,000,070
Standard Chartered Bank
5.200%, SOFR + 0.360%, 01/23/25 (b)	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp.
5.060%, SOFR + 0.220%, 01/21/25 (b)	3,000,000	3,001,104
Sumitomo Mitsui Trust Bank Ltd.
5.060%, SOFR + 0.220%, 11/18/24 (b)	3,000,000	3,000,690
Svenska Handelsbanken AB
5.130%, SOFR + 0.300%, 02/06/25 (b)	1,000,000	1,000,458
5.180%, SOFR + 0.350%, 01/17/25 (b)	2,000,000	2,001,684
Toronto-Dominion Bank
5.170%, SOFR + 0.340%, 05/09/25 (b)	4,000,000	3,999,977
5.210%, SOFR + 0.380%, 01/08/25 (b)	3,000,000	3,000,047
Westpac Banking Corp.
5.390%, SOFR + 0.550%, 10/11/24 (b)	6,000,000	6,000,606
		99,017,739
Commercial Paper—0.8%
Australia & New Zealand Banking Group Ltd.
5.020%, SOFR + 0.180%, 12/17/24 (b)	5,000,000	4,999,945
Chesham Finance Ltd./Chesham Finance LLC
4.830%, 10/04/24	2,000,000	1,998,906
ING U.S. Funding LLC
5.040%, SOFR + 0.210%, 10/24/24 (b)	2,500,000	2,500,130
5.060%, SOFR + 0.230%, 11/20/24 (b)	3,000,000	3,000,330
Natixis SA
5.140%, SOFR + 0.300%, 12/18/24 (b)	1,500,000	1,484,895
United Overseas Bank Ltd.
4.980%, SOFR + 0.150%, 11/05/24 (b)	2,500,000	2,500,020
		16,484,226
Repurchase Agreements—5.3%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.950%, due on 10/01/24 with a maturity value of $5,600,770; collateralized by various Common Stock with an aggregate market value of $6,236,657	5,600,000	5,600,000
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $9,001,245; collateralized by various Common Stock with an aggregate market value of $10,023,200	9,000,000	9,000,000
BHFTII-272

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Securities Lending Reinvestments (q)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/24 at 5.130%, due on 11/04/24 with a maturity value of $3,014,963; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 11/15/48 - 08/15/52, and an aggregate market value of $3,060,000	3,000,000	$3,000,000
Repurchase Agreement dated 09/30/24 at 5.380%, due on 04/03/25 with a maturity value of $10,276,472; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 4.625%, maturity dates ranging from 02/28/25 - 12/31/28, and various Common Stock with an aggregate market value of $10,539,230	10,000,000	10,000,000
ING Financial Markets LLC
Repurchase Agreement dated 09/30/24 at 4.850%, due on 10/01/24 with a maturity value of $9,696,100; collateralized by U.S. Treasury Obligations with zero coupon, maturing 09/04/25, and an aggregate market value of $9,888,693	9,694,794	9,694,794
National Bank of Canada
Repurchase Agreement dated 09/30/24 at 4.960%, due on 10/07/24 with a maturity value of $40,038,577; collateralized by various Common Stock with an aggregate market value of $44,626,384	40,000,000	40,000,000
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $4,000,554; collateralized by various Common Stock with an aggregate market value of $4,448,136	4,000,000	4,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 09/30/24 at 4.990%, due on 10/01/24 with a maturity value of $182,304; collateralized by various Common Stock with an aggregate market value of $203,318	182,279	182,279
Royal Bank of Canada Toronto
Repurchase Agreement dated 09/30/24 at 5.100%, due on 11/04/24 with a maturity value of $15,074,375; collateralized by various Common Stock with an aggregate market value of $16,669,028	15,000,000	15,000,000
Societe Generale
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $2,970,407; collateralized by various Common Stock with an aggregate market value of $3,306,962	2,970,000	2,970,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $16,002,191; collateralized by various Common Stock with an aggregate market value of $17,602,415	16,000,000	16,000,000
		115,447,073
Security Description	Principal Amount*	Value
Time Deposit—0.1%
First Abu Dhabi Bank USA NV
4.820%, 10/01/24	2,000,000	$2,000,000
Total Securities Lending Reinvestments (Cost $232,941,799)		232,949,038
Total Purchased Options—0.0% (r) (Cost $1,112,477)		571,327
Total Investments—109.4% (Cost $2,393,059,494)		2,366,452,476
Unfunded Loan Commitments—0.0% (Cost $(1,019,967))		(1,019,967)
Total Investments—109.4% (Cost $2,392,039,527)		2,365,432,509
Other assets and liabilities (net)—(9.4)%		(201,687,855)
Net Assets—100.0%		$2,163,744,654

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2024, the market value of restricted securities was $11,061,320, which is 0.5% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $261,241,584 and the collateral received consisted of cash in the amount of $232,908,726 and non-cash collateral with a value of $41,010,217. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(b)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of September 30, 2024, these securities represent 0.1% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(h)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily

BHFTII-273

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(j)	This loan will settle after September 30, 2024, at which time the interest rate will be determined.
(k)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of September 30, 2024.
(l)	Interest only security.
(m)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(n)
All or a portion of the security was pledged as collateral against open OTC swap contracts, open OTC option contracts and forward foreign currency exchange contracts. As of
September 30, 2024, the market value of securities pledged was $61,856.

(o)	Principal amount of security is adjusted for inflation.
(p)	Non-income producing security.
(q)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(r)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$1,226,353,330, which is 56.7% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
ACN 113 874 712 Pty. Ltd., 13.250%, 02/15/18	05/24/11	$931,574	$960,686	$0
Intesa Sanpaolo SpA, 7.800%, 11/28/53	11/28/23-02/12/24	8,480,000	8,858,151	10,167,599
Knight Health Holdings LLC, 10.210%, 12/23/28	12/17/21	1,403,377	1,341,163	811,327
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/22	10/06/17-11/21/19	8,475,000	8,571,525	85
Reperforming Loan Trust REMICS, 0.821%, 03/25/35	01/08/15	1,484,278	216,148	82,309
				$11,061,320
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	4,493,302	BOA	10/18/24	USD	3,053,050	$54,183
AUD	3,220,000	CBNA	10/18/24	USD	2,162,529	64,183
AUD	10,360,000	CBNA	10/18/24	USD	6,783,196	381,010
AUD	29,287,195	CBNA	10/18/24	USD	19,821,544	431,304
BRL	13,980,000	CBNA	10/02/24	USD	2,498,589	67,631
BRL	161,607,318	GSBU	10/02/24	USD	29,663,060	2,178
BRL	147,627,318	GSBU	10/02/24	USD	26,775,949	323,069
BRL	161,607,318	GSBU	11/04/24	USD	29,390,523	165,664
CAD	460,000	CBNA	10/18/24	USD	334,717	5,541
CAD	620,000	CBNA	10/18/24	USD	450,616	7,992
CAD	3,090,000	CBNA	10/18/24	USD	2,244,093	41,550
CAD	3,870,000	CBNA	10/18/24	USD	2,816,487	46,114
CAD	8,940,470	JPMC	10/31/24	USD	6,472,200	143,111
CHF	2,330,000	BNP	10/18/24	USD	2,763,290	(5,249)
CHF	3,290,000	GSBU	10/18/24	USD	3,909,941	(15,540)
CHF	3,550,000	GSBU	10/18/24	USD	4,217,144	(14,978)
CHF	1,760,000	GSBU	10/18/24	USD	2,093,890	(10,563)
CNH	26,000,000	JPMC	10/18/24	USD	3,725,969	(12,801)
CNH	34,400,000	JPMC	10/18/24	USD	4,869,342	43,465
CNH	45,610,000	JPMC	10/18/24	USD	6,460,706	53,047
CNH	77,140,000	JPMC	10/18/24	USD	10,924,500	92,184
EUR	690,000	BOA	10/18/24	USD	772,239	(3,664)
EUR	530,000	BOA	10/18/24	USD	592,999	(2,644)
EUR	10,000	BOA	10/18/24	USD	11,125	14
EUR	7,360,000	BOA	10/18/24	USD	8,181,321	16,815
EUR	2,130,000	BOA	10/18/24	USD	2,309,666	62,893
EUR	2,016,000	BNP	10/18/24	USD	2,228,050	17,526
EUR	5,648,000	JPMC	10/15/24	USD	6,228,445	61,933
INR	118,050,000	CBNA	10/18/24	USD	1,409,535	(1,789)
JPY	711,170,000	CBNA	10/18/24	USD	4,977,843	(18,915)
BHFTII-274

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	852,560,000	JPMC	10/18/24	USD	5,964,803	$(19,975)
MXN	148,152,215	JPMC	10/18/24	USD	8,110,330	(603,570)
MXN	23,060,000	JPMC	10/18/24	USD	1,282,679	(114,246)
MXN	40,000,000	JPMC	10/18/24	USD	2,068,199	(41,429)
MXN	45,446,024	JPMC	10/18/24	USD	2,343,521	(40,805)
MXN	24,845,000	JPMC	10/18/24	USD	1,291,589	(32,711)
NOK	11,140,000	BNP	10/18/24	USD	1,009,380	46,425
NOK	18,960,000	BNP	10/18/24	USD	1,721,528	75,427
NOK	21,370,000	BNP	10/18/24	USD	1,940,711	84,654
NOK	22,250,000	BNP	10/18/24	USD	2,022,325	86,443
NOK	22,250,000	BNP	10/18/24	USD	2,020,053	88,715
NOK	5,824,647	GSBU	10/18/24	USD	531,143	20,894
NOK	8,840,000	GSBU	10/18/24	USD	802,893	34,928
NOK	8,830,000	GSBU	10/18/24	USD	798,999	37,874
NOK	22,260,000	GSBU	10/18/24	USD	2,021,742	87,973

Contracts to Deliver
AUD	14,132,783	BNP	10/18/24	USD	9,600,046	(173,137)
AUD	6,340,000	CBNA	10/18/24	USD	4,302,838	(81,436)
AUD	2,080,000	CBNA	10/18/24	USD	1,398,191	(40,183)
AUD	2,090,000	CBNA	10/18/24	USD	1,406,585	(38,704)
AUD	2,270,000	CBNA	10/18/24	USD	1,532,550	(37,214)
AUD	2,680,000	CBNA	10/18/24	USD	1,822,491	(30,798)
AUD	4,230,000	GSBU	10/18/24	USD	2,804,342	(120,812)
AUD	3,790,000	GSBU	10/18/24	USD	2,558,079	(62,803)
BRL	13,980,000	CBNA	10/02/24	USD	2,566,032	(188)
BRL	161,607,318	GSBU	10/02/24	USD	29,495,769	(169,469)
BRL	147,627,318	GSBU	10/02/24	USD	27,097,028	(1,990)
CAD	8,836,686	CBNA	10/18/24	USD	6,478,305	(58,107)
CAD	2,880,000	CBNA	10/18/24	USD	2,118,075	(12,233)
CAD	2,880,000	CBNA	10/18/24	USD	2,118,403	(11,906)
CAD	3,200,000	CBNA	10/18/24	USD	2,355,907	(11,102)
CAD	3,092,000	CBNA	10/18/24	USD	2,278,438	(8,685)
CAD	3,440,000	JPMC	10/18/24	USD	2,534,425	(10,110)
CAD	8,940,470	JPMC	10/31/24	USD	6,472,410	(142,900)
CHF	3,530,000	BNP	10/18/24	USD	4,127,762	(50,729)
CHF	18,937,837	GSBU	10/18/24	USD	21,306,838	(1,110,041)
CHF	4,210,000	GSBU	10/18/24	USD	4,807,572	(175,841)
CHF	490,000	GSBU	10/18/24	USD	559,142	(20,875)
CHF	410,000	GSBU	10/18/24	USD	467,649	(17,671)
CNH	152,420,000	JPMC	10/18/24	USD	21,153,892	(613,840)
CNH	78,270,400	JPMC	10/18/24	USD	10,809,037	(369,083)
CNH	80,740,000	JPMC	10/18/24	USD	11,392,028	(138,786)
EUR	22,772,974	BOA	10/18/24	USD	24,772,669	(593,627)
EUR	5,140,000	BOA	10/18/24	USD	5,614,560	(110,769)
EUR	2,260,000	BOA	10/18/24	USD	2,474,004	(43,358)
EUR	1,060,000	BOA	10/18/24	USD	1,151,361	(29,348)
EUR	1,770,000	BOA	10/18/24	USD	1,967,024	(4,539)
EUR	1,780,000	CBNA	10/18/24	USD	1,946,859	(35,843)
EUR	1,780,000	CBNA	10/18/24	USD	1,948,331	(34,371)
GBP	43,551,375	GSBU	10/18/24	USD	55,913,738	(2,311,910)
GBP	3,370,000	GSBU	10/18/24	USD	4,376,646	(128,847)
JPY	1,351	CBNA	10/18/24	USD	9	(1)
MXN	16,010,000	GSBU	10/18/24	USD	842,305	31,090
MXN	23,000,000	JPMC	10/18/24	USD	1,155,531	(9,861)
MXN	204,710,000	JPMC	10/18/24	USD	10,576,595	204,095
NOK	20,760,000	BNP	10/18/24	USD	1,941,355	(26,196)
BHFTII-275

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
NOK	33,010,000	GSBU	10/18/24	USD	3,080,041	$(48,518)
NOK	22,600,000	GSBU	10/18/24	USD	2,097,426	(44,513)
NOK	36,100,000	GSBU	10/18/24	USD	3,386,803	(34,614)
NOK	12,900,000	GSBU	10/18/24	USD	1,199,841	(22,770)
NOK	16,350,000	GSBU	10/18/24	USD	1,529,102	(20,487)
Net Unrealized Depreciation						$(5,067,169)
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month SONIA Futures	03/18/25	5	GBP	1,193,875	$12,525
Australian 10 Year Treasury Bond Futures	12/16/24	202	AUD	23,512,047	(150,308)
Euro-Bund Futures	12/06/24	528	EUR	71,237,760	1,198,234
U.K. Long Gilt Bond Futures	12/27/24	321	GBP	31,596,030	(168,500)
U.S. Treasury Long Bond Futures	12/19/24	436	USD	54,145,750	(237,381)
U.S. Treasury Note 2 Year Futures	12/31/24	2,204	USD	458,965,782	1,553,309
U.S. Treasury Note 5 Year Futures	12/31/24	1,022	USD	112,300,235	241,986
U.S. Treasury Note Ultra 10 Year Futures	12/19/24	386	USD	45,662,594	(21,778)
U.S. Treasury Ultra Long Bond Futures	12/19/24	871	USD	115,924,656	(825,952)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	12/19/24	(536)	USD	(61,254,750)	(25,970)
Net Unrealized Appreciation					$1,576,165
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
CAD Call/USD Put	CAD	1.370	10/30/24	JPMC	17,612,000	USD	17,612,000	$97,605	$272,827	$175,222
USD Call/CNY Put	CNY	7.182	11/25/24	MSIP	13,749,000	USD	13,749,000	31,664	25,518	(6,146)
USD Call/EUR Put	EUR	1.093	10/11/24	JPMC	19,310,000	USD	19,310,000	109,797	5,233	(104,564)
Totals								$239,066	$303,578	$64,512

Credit Default Swaptions	Strike Spread	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	0.600%	CDX.NA.IG.42	Buy	11/20/24	GSC	84,000,000	USD	84,000,000	$239,400	$46,749	$(192,651)
Put - OTC - 5 Yr. CDS	1.045%	CDX.NA.HY.43	Buy	12/18/24	GSC	16,910,000	USD	16,910,000	84,550	80,013	(4,537)
Totals									$323,950	$126,762	$(197,188)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - S&P 500 Index E-Mini Futures	USD	5,000.000	11/15/24	25	USD	1,250	$67,240	$16,250	$(50,990)
Put - S&P 500 Index E-Mini Futures	USD	5,000.000	12/20/24	36	USD	1,800	113,476	49,950	(63,526)
Put - S&P 500 Index E-Mini Futures	USD	5,100.000	11/15/24	67	USD	3,350	174,340	54,437	(119,903)
BHFTII-276

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Purchased Options — (Continued)
Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - S&P 500 Index E-Mini Futures	USD	5,300.000	10/18/24	74	USD	3,700	$194,405	$20,350	$(174,055)
Totals							$549,461	$140,987	$(408,474)
Written Options
Credit Default Swaptions	Strike Spread	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	0.800%	CDX.NA.IG.42	Sell	11/20/24	GSC	(168,000,000)	USD	(168,000,000)	$(239,400)	$(36,988)	$202,412
Put - OTC - 5 Yr. CDS	0.650%	CDX.NA.IG.43	Sell	12/18/24	GSC	(76,400,000)	USD	(76,400,000)	(80,220)	(72,626)	7,594
Totals									$(319,620)	$(109,614)	$210,006

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - S&P 500 Index E-Mini Futures	USD	4,600.000	11/15/24	(67)	USD	(3,350)	$(66,859)	$(21,775)	$45,084
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	Monthly	7.440%	Monthly	07/20/29	MXN	626,198,000	$(1,431,719)	$227,850	$(1,659,569)
Pay	28-Day TIIE	Monthly	7.450%	Monthly	07/18/29	MXN	1,118,490,000	(2,532,059)	265,448	(2,797,507)
Totals								$(3,963,778)	$493,298	$(4,457,076)
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Co. 4.346%, due 12/08/26	5.000%	Quarterly	06/20/26	0.581%	USD	7,170,000	$536,947	$357,763	$179,184
Ford Motor Co. 4.346%, due 12/08/26	5.000%	Quarterly	06/20/29	1.701%	USD	6,530,000	923,028	903,150	19,878
Lennar Corp. 4.750%, due 11/29/27	1.000%	Quarterly	12/20/29	0.712%	USD	5,700,000	82,325	79,991	2,334
Nabors Industries Inc 9.125%, due 01/31/30	1.000%	Quarterly	06/20/29	6.552%	USD	5,710,000	(1,155,224)	(895,767)	(259,457)
Totals							$387,076	$445,137	$(58,061)
Centrally Cleared Credit Default Swap Contracts on Credit Indices and Corporate Issues—Buy Protection (d)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.S43	(5.000%)	Quarterly	12/20/29	3.303%	USD	7,369,500	$(540,855)	$(539,671)	$(1,184)
General Motors Co. 4.200%, due 10/01/27	(5.000%)	Quarterly	06/20/26	0.371%	USD	7,170,000	(555,514)	(480,473)	(75,041)
General Motors Co. 4.200%, due 10/01/27	(5.000%)	Quarterly	06/20/29	1.253%	USD	6,530,000	(1,061,785)	(1,048,473)	(13,312)
BHFTII-277

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Centrally Cleared Credit Default Swap Contracts on Credit Indices and Corporate Issues—Buy Protection (d) — (Continued)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MDC Holdings Inc. 3.850%, due 01/15/30	(1.000%)	Quarterly	12/20/29	0.362%	USD	5,700,000	$(177,076)	$(162,392)	$(14,684)
Transocean Inc. 8.000% due 02/01/27	(1.000%)	Quarterly	06/20/29	5.036%	USD	5,710,000	856,814	639,165	217,649
Totals							$(1,478,416)	$(1,591,844)	$113,428
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	12M SOFR	Quarterly	11/01/24	JPMC	WAM EM Frontier Custom Basket Index	USD	10,703,000	$459,366	$—	$459,366
OTC Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	1-Day CDI	Maturity	10.230%	Maturity	01/02/29	JPMC	BRL	179,120,000	$(2,040,665)	$—	$(2,040,665)
Pay	1-Day CDI	Maturity	11.030%	Maturity	01/02/26	BOA	BRL	277,086,000	(590,062)	—	(590,062)
Totals									$(2,630,727)	$—	$(2,630,727)
OTC Credit Default Swap Contracts on Corporate Issues—Buy Protection (d)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG 1.400%, due 01/12/24	(1.000%)	Quarterly	12/20/24	MSCS	0.144%	EUR	11,300,000	$(23,994)	$(20,938)	$(3,056)
OTC Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Volkswagen International Finance NV 5.547%, due 11/16/24	1.000%	Quarterly	12/20/24	MSCS	0.370%	EUR	11,300,000	$17,678	$10,555	$7,123

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

BHFTII-278

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
Securities in the amount of $350,409 have been received at the custodian bank as collateral for OTC option contracts and forward foreign currency exchange contracts.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$4,610,775	$—	$4,610,775
Aerospace/Defense	—	11,316,946	—	11,316,946
Airlines	—	20,398,732	—	20,398,732
Auto Manufacturers	—	30,660,474	—	30,660,474
Auto Parts & Equipment	—	8,397,316	—	8,397,316
Banks	—	81,150,917	—	81,150,917
Beverages	—	988,916	—	988,916
Biotechnology	—	5,216,001	—	5,216,001
Building Materials	—	4,849,392	—	4,849,392
Chemicals	—	8,005,277	—	8,005,277
Coal	—	1,804,870	—	1,804,870
Commercial Services	—	45,573,619	261,022	45,834,641
Computers	—	278,736	—	278,736
Distribution/Wholesale	—	17,526,477	—	17,526,477
Diversified Financial Services	—	46,792,005	—	46,792,005
Electric	—	26,353,051	—	26,353,051
Electronics	—	3,405,757	—	3,405,757
Energy-Alternate Sources	—	4,901,336	—	4,901,336
Engineering & Construction	—	20,024,507	—	20,024,507
Entertainment	—	17,355,715	—	17,355,715
Environmental Control	—	8,912,274	—	8,912,274
Food	—	4,571,442	—	4,571,442
Food Service	—	5,354,846	—	5,354,846
Forest Products & Paper	—	3,125,934	—	3,125,934
Healthcare-Products	—	15,962,425	—	15,962,425
Healthcare-Services	—	31,229,134	—	31,229,134
Holding Companies-Diversified	—	1,960,853	—	1,960,853
Home Builders	—	8,872,458	—	8,872,458
Housewares	—	4,786,987	—	4,786,987
Insurance	—	12,902,666	—	12,902,666
Internet	—	11,029,163	—	11,029,163
Iron/Steel	—	766,083	—	766,083
Leisure Time	—	32,328,819	—	32,328,819
Lodging	—	20,745,692	—	20,745,692
Machinery-Construction & Mining	—	3,266,745	—	3,266,745
Machinery-Diversified	—	5,984,244	—	5,984,244
Media	—	62,107,392	—	62,107,392
Metal Fabricate/Hardware	—	3,675,976	—	3,675,976
Mining	—	26,290,610	0	26,290,610
Multi-National	—	21,088,860	—	21,088,860
Office/Business Equipment	—	1,517,896	—	1,517,896
Oil & Gas	—	129,806,961	—	129,806,961
Packaging & Containers	—	7,349,657	—	7,349,657
Pharmaceuticals	—	27,187,801	—	27,187,801
Pipelines	—	84,121,266	—	84,121,266
Real Estate	—	3,625,765	—	3,625,765
Real Estate Investment Trusts	—	20,124,454	—	20,124,454
Retail	—	26,169,147	—	26,169,147
Software	—	9,796,160	—	9,796,160
Telecommunications	—	21,191,982	—	21,191,982
Transportation	—	7,962,007	—	7,962,007
Total Corporate Bonds & Notes	—	983,426,518	261,022	983,687,540
Floating Rate Loans
Advertising	—	3,964,338	—	3,964,338
Aerospace/Defense	—	8,927,766	—	8,927,766
BHFTII-279

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Airlines	$—	$4,842,717	$—	$4,842,717
Apparel	—	2,297,420	—	2,297,420
Auto Parts & Equipment	—	7,046,766	—	7,046,766
Banks	—	4,413,406	—	4,413,406
Beverages	—	3,462,744	—	3,462,744
Building Materials	—	6,840,139	—	6,840,139
Chemicals	—	1,670,375	—	1,670,375
Commercial Services (Less Unfunded Loan Commitments of $493,333)	—	25,854,382	—	25,854,382
Computers	—	17,073,418	—	17,073,418
Diversified Financial Services (Less Unfunded Loan Commitments of $526,634)	—	29,562,901	—	29,562,901
Electric	—	2,252,813	—	2,252,813
Engineering & Construction	—	6,123,756	—	6,123,756
Entertainment	—	17,558,269	—	17,558,269
Environmental Control	—	6,253,681	—	6,253,681
Food	—	1,282,378	—	1,282,378
Hand/Machine Tools	—	8,820,309	—	8,820,309
Healthcare-Products	—	9,553,849	—	9,553,849
Healthcare-Services	—	20,698,733	—	20,698,733
Holding Companies-Diversified	—	2,372,889	—	2,372,889
Home Furnishings	—	5,834,710	—	5,834,710
Insurance	—	23,675,589	—	23,675,589
Investment Companies	—	12,471,589	—	12,471,589
Leisure Time	—	6,809,005	—	6,809,005
Lodging	—	7,342,234	—	7,342,234
Media	—	11,611,933	—	11,611,933
Pharmaceuticals	—	2,724,007	—	2,724,007
Pipelines	—	1,300,813	—	1,300,813
Real Estate Investment Trusts	—	3,092,371	—	3,092,371
Retail	—	22,863,727	—	22,863,727
Software	—	54,829,714	—	54,829,714
Sovereign	—	—	2,673,000	2,673,000
Transportation	—	5,691,723	—	5,691,723
Total Floating Rate Loans (Less Unfunded Loan Commitments of $1,019,967)	—	349,120,464	2,673,000	351,793,464
Total Mortgage-Backed Securities*	—	245,611,070	—	245,611,070
Total Asset-Backed Securities*	—	238,403,187	—	238,403,187
Total U.S. Treasury & Government Agencies*	—	178,138,435	—	178,138,435
Total Foreign Government*	—	118,460,400	—	118,460,400
Total Convertible Bonds*	—	8,952,533	—	8,952,533
Total Convertible Preferred Stocks*	6,366,123	—	—	6,366,123
Common Stocks
Automobile Components	43,551	—	—	43,551
Chemicals	2,205	—	—	2,205
Media	189,664	—	—	189,664
Oil, Gas & Consumable Fuels	—	—	27,991	27,991
Total Common Stocks	235,420	—	27,991	263,411
Total Municipals*	—	235,981	—	235,981
Total Escrow Shares*	—	—	0	0
Total Securities Lending Reinvestments*	—	232,949,038	—	232,949,038
Purchased Options
Credit Default Swaptions at Value	—	126,762	—	126,762
Foreign Currency Options at Value	—	303,578	—	303,578
Options on Exchange-Traded Futures Contracts at Value	140,987	—	—	140,987
Total Purchased Options at Value	140,987	430,340	—	571,327
Total Investments	$6,742,530	$2,355,727,966	$2,962,013	$2,365,432,509
Collateral for Securities Loaned (Liability)	$—	$(232,908,726)	$—	$(232,908,726)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,879,925	$—	$2,879,925
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(7,947,094)	—	(7,947,094)
Total Forward Contracts	$—	$(5,067,169)	$—	$(5,067,169)
BHFTII-280

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,006,054	$—	$—	$3,006,054
Futures Contracts (Unrealized Depreciation)	(1,429,889)	—	—	(1,429,889)
Total Futures Contracts	$1,576,165	$—	$—	$1,576,165
Written Options
Credit Default Swaptions at Value	$—	$(109,614)	$—	$(109,614)
Options on Exchange-Traded Futures Contracts at Value	(21,775)	—	—	(21,775)
Total Written Options	$(21,775)	$(109,614)	$—	$(131,389)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$419,045	$—	$419,045
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(4,820,754)	—	(4,820,754)
Total Centrally Cleared Swap Contracts	$—	$(4,401,709)	$—	$(4,401,709)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$477,044	$—	$477,044
OTC Swap Contracts at Value (Liabilities)	—	(2,654,721)	—	(2,654,721)
Total OTC Swap Contracts	$—	$(2,177,677)	$—	$(2,177,677)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.
BHFTII-281

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—91.6% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed — 40.8%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	3,596,533	$3,021,656
1.500%, 07/01/41	2,651,940	2,140,394
1.500%, 10/01/41	640,649	538,231
1.500%, 11/01/41	80,723	67,818
2.000%, 09/01/40	340,924	298,379
2.000%, 10/01/40	2,170,978	1,899,376
2.000%, 03/01/41	3,314,963	2,895,021
2.000%, 06/01/41	223,414	195,151
2.000%, 07/01/41	2,132,837	1,861,476
2.000%, 08/01/41	1,534,677	1,337,979
2.000%, 09/01/41	3,137,606	2,728,725
2.000%, 11/01/41	1,285,641	1,126,317
2.000%, 12/01/41	3,075,092	2,674,659
2.000%, 01/01/42	2,310,893	2,009,642
2.000%, 02/01/42	409,982	354,560
2.000%, 04/01/42	84,040	73,045
2.000%, 05/01/42	482,257	419,389
2.000%, 08/01/42	2,369,287	2,059,322
2.000%, 06/01/50	8,466,451	7,063,143
2.000%, 11/01/50	796,447	669,589
2.000%, 02/01/51	2,053,174	1,727,848
2.000%, 03/01/51	2,153,038	1,812,539
2.000%, 04/01/51	1,808,246	1,528,101
2.000%, 05/01/51	3,321,587	2,781,922
2.000%, 06/01/51	2,540,933	2,123,801
2.000%, 11/01/51	479,065	403,100
2.000%, 02/01/52	84,722	71,277
2.173%, 5Y H15 + 1.287%, 03/01/47 (a)	215,672	206,319
2.500%, 04/01/41	136,383	123,572
2.500%, 04/01/42	1,335,955	1,199,906
2.500%, 10/01/50	1,018,095	897,526
2.500%, 11/01/50	3,297,511	2,906,989
2.500%, 12/01/50	3,648,890	3,205,474
2.500%, 01/01/51	440,758	385,106
2.500%, 03/01/51	205,496	181,774
2.500%, 05/01/51	6,324,026	5,470,220
2.500%, 07/01/51	4,256,081	3,712,375
2.500%, 08/01/51	2,740,296	2,399,877
2.500%, 09/01/51	1,379,692	1,210,355
2.500%, 11/01/51	788,333	692,806
2.500%, 01/01/52	12,547,749	11,003,498
2.500%, 02/01/52	1,079,477	948,515
2.500%, 03/01/52	583,972	513,074
2.500%, 04/01/52	576,798	502,423
2.931%, 1Y RFUCCT + 1.619%, 11/01/47 (a)	829,956	829,124
3.000%, 09/01/32	140,323	136,495
3.000%, 04/01/38	300,205	283,805
3.000%, 10/01/46	231,354	212,609
3.000%, 04/01/47	421,364	387,022
3.000%, 09/01/48	961,497	884,695
3.000%, 09/01/49	2,870,495	2,633,467
3.000%, 11/01/49	634,025	578,505
3.000%, 01/01/50	41,555	38,225
3.000%, 03/01/50	54,807	50,216
3.000%, 05/01/50	162,409	148,973
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 03/01/52	511,387	$463,696
3.000%, 04/01/52	755,025	684,610
3.000%, 08/01/52	5,758,581	5,255,376
3.008%, 1Y RFUCCT + 1.627%, 11/01/48 (a)	2,857,273	2,789,256
3.100%, 1Y RFUCCT + 1.621%, 02/01/50 (a)	1,424,031	1,405,925
3.500%, 04/01/33	1,269,576	1,253,992
3.500%, 01/01/38	1,612,963	1,560,972
3.500%, 10/01/42	350,133	333,446
3.500%, 02/01/44	137,296	130,751
3.500%, 06/01/46	228,359	217,506
3.500%, 03/01/47	172,562	162,839
3.500%, 07/01/47	3,508,589	3,310,913
3.500%, 04/01/52	1,503,185	1,414,675
4.000%, 04/01/43	490,282	482,275
4.000%, 07/01/43	1,269,872	1,258,000
4.000%, 08/01/43	1,177,362	1,164,862
4.000%, 07/01/50	379,878	370,913
4.500%, 06/01/38	385,211	388,815
4.500%, 04/01/47	243,022	241,978
4.500%, 05/01/47	239,345	239,097
4.500%, 06/01/47	433,865	434,830
4.500%, 04/01/49	199,614	199,777
4.500%, 06/01/52	3,664,725	3,633,082
5.000%, 08/01/33	7,025	7,211
5.000%, 06/01/41	843,270	862,324
5.000%, 04/01/44	16,327	16,672
5.000%, 07/01/52	1,695,087	1,701,359
5.000%, 12/01/52	347,159	348,225
5.000%, 01/01/53	946,829	949,610
5.000%, 03/01/53	531,803	535,407
5.000%, 04/01/53	727,213	727,088
5.000%, 05/01/53	1,104,209	1,112,546
5.500%, 04/01/53	877,869	889,871
5.500%, 07/01/53	368,100	374,317
5.500%, 08/01/53	2,873,902	2,919,545
5.500%, 09/01/53	471,487	479,490
5.500%, 04/01/54	390,497	400,224
6.000%, 07/01/41	185,584	195,547
6.000%, 07/01/53	177,402	183,407
6.000%, 09/01/53	932,366	959,626
6.000%, 04/01/54	1,990,679	2,044,781
6.000%, 05/01/54	997,737	1,022,942
6.000%, 06/01/54	897,503	921,185
6.000%, 07/01/54	688,590	707,719
6.500%, 09/01/39	73,628	77,145
6.500%, 07/01/53	173,138	181,457
6.500%, 10/01/53	3,534,857	3,694,114
6.500%, 12/01/53	94,882	98,663
6.500%, 02/01/54	827,097	858,869
6.500%, 04/01/54	786,082	815,587
8.000%, 09/01/30	610	637
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.507%, 12/25/28 (a) (b)	61,781,237	825,058
0.636%, 01/25/34 (a) (b)	52,172,716	1,658,811
BHFTII-282

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.652%, 01/25/29 (a) (b)	83,975,691	$1,639,676
0.823%, 09/25/27 (a) (b)	16,603,434	303,600
0.935%, 11/25/30 (a) (b)	31,641,277	1,289,199
0.966%, 11/25/30 (a) (b)	76,239,370	3,251,724
3.291%, 03/25/27	4,670,000	4,574,119
Federal Home Loan Mortgage Corp. Reference REMICS
6.000%, 05/15/36	145,692	153,109
Federal Home Loan Mortgage Corp. REMICS
2.000%, 01/25/51 (b)	1,493,791	200,131
2.000%, 02/25/51 (b)	3,469,951	443,126
2.000%, 03/25/51 (b)	6,036,610	745,114
2.500%, 05/25/50 (b)	668,269	105,198
2.500%, 01/25/51 (b)	21,191,782	3,484,821
2.500%, 04/25/51 (b)	1,529,056	228,877
2.500%, 10/25/51 (b)	2,870,873	432,555
2.500%, 12/25/51 (b)	4,439,101	547,955
3.000%, 01/25/50 (b)	1,211,064	196,742
3.000%, 11/25/50 (b)	1,168,045	193,340
3.000%, 07/25/51 (b)	1,290,912	261,448
3.000%, 11/25/51 (b)	1,376,869	192,428
3.500%, 04/25/52 (b)	1,419,516	254,488
4.000%, 11/25/49 (b)	573,062	85,699
4.000%, 02/25/50 (b)	1,002,593	203,451
4.500%, 04/15/32	90,678	91,197
4.500%, 10/25/49 (b)	931,188	200,425
4.500%, 06/25/50 (b)	2,926,244	645,939
4.500%, 12/25/50 (b)	1,827,785	382,266
4.500%, 11/25/51 (b)	1,414,132	310,152
Federal Home Loan Mortgage Corp. STACR REMICS Trust
6.530%, SOFR30A + 1.250%, 05/25/44 (144A) (a)	781,362	782,022
6.580%, SOFR30A + 1.300%, 02/25/42 (144A) (a)	170,678	171,018
6.780%, SOFR30A + 1.500%, 10/25/41 (144A) (a)	2,270,000	2,282,416
7.380%, SOFR30A + 2.100%, 10/25/33 (144A) (a)	954,603	976,979
7.580%, SOFR30A + 2.300%, 08/25/33 (144A) (a)	1,492,355	1,527,103
7.680%, SOFR30A + 2.400%, 02/25/42 (144A) (a)	3,420,000	3,498,724
Federal Home Loan Mortgage Corp. STRIPS
2.000%, 03/25/52 (b)	751,083	102,415
4.000%, 11/15/52 (b)	465,754	108,527
Federal National Mortgage Association
1.500%, 04/01/41	375,918	315,854
1.500%, 11/01/41	3,315,467	2,782,343
1.500%, 03/01/42	1,417,721	1,191,149
2.000%, 08/01/40	63,358	55,533
2.000%, 10/01/40	3,903,675	3,415,498
2.000%, 11/01/41	3,678,600	3,201,359
2.000%, 12/01/41	480,077	417,572
2.000%, 02/01/42	3,313,571	2,880,579
2.000%, 04/01/42	1,173,837	1,020,450
2.000%, 05/01/42	1,753,993	1,511,675
2.000%, 06/01/42	3,449,634	2,998,864
2.000%, 08/01/42	2,148,696	1,862,312
2.000%, 06/01/50	5,021,023	4,189,113
2.000%, 08/01/50	120,633	101,504
2.000%, 09/01/50	61,087	51,350
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
2.000%, 01/01/51	5,444,371	$4,581,526
2.000%, 02/01/51	2,082,646	1,760,956
2.000%, 03/01/51	5,399,007	4,544,412
2.000%, 04/01/51	694,695	586,405
2.000%, 08/01/51	898,459	750,268
2.000%, 10/01/51	1,803,132	1,507,305
2.000%, 02/01/52	895,926	753,564
2.000%, 03/01/52	2,382,388	2,003,746
2.500%, 10/01/40	2,550,547	2,317,315
2.500%, 03/01/41	421,052	381,682
2.500%, 04/01/41	717,158	645,655
2.500%, 05/01/41	1,651,230	1,480,156
2.500%, 03/01/42	2,659,354	2,388,552
2.500%, 04/01/42	249,746	224,326
2.500%, 05/01/42	167,225	150,102
2.500%, 06/01/50	387,048	339,572
2.500%, 10/01/50	2,217,581	1,934,056
2.500%, 11/01/50	387,298	340,016
2.500%, 12/01/50	200,716	175,824
2.500%, 01/01/51	285,195	250,651
2.500%, 02/01/51	165,937	146,075
2.500%, 03/01/51	343,408	302,305
2.500%, 04/01/51	549,460	484,458
2.500%, 05/01/51	1,456,779	1,259,258
2.500%, 06/01/51	2,427,874	2,129,592
2.500%, 07/01/51	2,283,126	2,008,280
2.500%, 08/01/51	758,253	665,783
2.500%, 09/01/51	2,034,666	1,789,461
2.500%, 10/01/51	3,012,669	2,639,180
2.500%, 11/01/51	1,393,656	1,225,364
2.500%, 12/01/51	7,815,074	6,849,750
2.500%, 01/01/52	5,022,748	4,389,516
2.500%, 02/01/52	2,829,623	2,480,495
2.500%, 03/01/52	2,100,407	1,836,367
2.500%, 04/01/52	329,253	288,548
2.500%, 05/01/52	868,569	756,535
2.500%, 09/01/61	4,670,648	3,890,098
3.000%, 07/01/35	352,920	337,742
3.000%, 02/01/36	558,058	533,189
3.000%, 04/01/36	419,344	400,837
3.000%, 07/01/36	892,221	851,091
3.000%, 08/01/36	4,657,164	4,440,951
3.000%, 10/01/36	1,850,487	1,762,777
3.000%, 12/01/36	1,542,131	1,468,714
3.000%, 12/01/37	355,310	334,822
3.000%, 06/01/38	475,533	453,423
3.000%, 09/01/42	967,899	899,208
3.000%, 06/01/43	148,451	137,212
3.000%, 07/01/43	364,971	337,347
3.000%, 10/01/43	335,951	310,547
3.000%, 01/01/45	304,874	281,823
3.000%, 08/01/46	325,660	299,059
3.000%, 09/01/46	238,386	218,812
3.000%, 02/01/47	72,173	66,934
3.000%, 08/01/47	35,401	32,576
BHFTII-283

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
3.000%, 11/01/48	3,225,709	$2,958,263
3.000%, 01/01/50	80,449	73,805
3.000%, 02/01/50	9,601,066	8,797,548
3.000%, 03/01/50	5,113,956	4,682,641
3.000%, 08/01/50	313,044	286,534
3.000%, 11/01/50	445,001	408,664
3.000%, 06/01/51	333,227	306,264
3.000%, 08/01/51	1,653,381	1,518,082
3.000%, 09/01/51	287,764	260,265
3.000%, 11/01/51	372,680	341,238
3.000%, 12/01/51	604,330	552,940
3.000%, 01/01/52	1,314,213	1,204,679
3.000%, 03/01/52	3,997,155	3,651,645
3.000%, 05/01/52	263,055	236,124
3.000%, 06/01/52	2,129,968	1,932,276
3.500%, 12/01/34	102,965	100,643
3.500%, 01/01/35	70,419	68,821
3.500%, 02/01/37	126,734	123,554
3.500%, 03/01/37	81,122	79,453
3.500%, 12/01/37	134,390	129,657
3.500%, 08/01/39	131,657	128,314
3.500%, 02/01/40	524,322	507,115
3.500%, 06/01/42	2,126,593	2,042,329
3.500%, 08/01/42	2,349,375	2,237,413
3.500%, 09/01/42	171,101	162,946
3.500%, 10/01/42	1,219,442	1,161,325
3.500%, 12/01/42	141,144	134,766
3.500%, 03/01/43	848,776	813,319
3.500%, 12/01/46	1,411,384	1,344,472
3.500%, 03/01/47	118,730	112,042
3.500%, 11/01/48	354,536	334,566
3.500%, 06/01/49	8,777,829	8,283,267
3.500%, 03/01/50	138,788	130,966
3.500%, 01/01/52	721,279	681,298
3.500%, 03/01/52	1,194,040	1,127,687
3.500%, 05/01/52	2,815,401	2,656,312
4.000%, 02/01/40	278,990	275,857
4.000%, 06/01/42	1,866,643	1,845,686
4.000%, 07/01/42	593,794	586,821
4.000%, 10/01/42	657,467	646,023
4.000%, 11/01/42	450,046	442,213
4.000%, 05/01/43	4,864,583	4,809,960
4.000%, 07/01/43	16,990	16,694
4.000%, 08/01/43	404,209	397,171
4.000%, 10/01/43	2,520,477	2,494,187
4.000%, 05/01/48	2,971,930	2,896,858
4.000%, 10/01/48	200,359	194,012
4.230%, 10/01/32	100,000	100,163
4.500%, 11/01/31	148,570	150,116
4.500%, 12/01/31	192,508	194,248
4.500%, 10/01/44	475,216	477,501
4.500%, 01/01/45	37,967	38,481
4.500%, 06/01/47	145,764	145,957
4.500%, 07/01/47	537,066	536,748
4.500%, 08/01/47	38,664	38,764
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
4.500%, 06/01/48	191,304	$191,948
4.500%, 07/01/48	408,391	408,326
4.500%, 08/01/48	664,717	664,611
4.500%, 11/01/48	345,454	345,399
4.500%, 02/01/49	144,059	143,439
4.500%, 08/01/49	152,646	152,602
4.500%, 09/01/49	1,828,122	1,827,824
4.500%, 11/01/49	532,755	534,027
4.500%, 04/01/50	102,382	101,118
4.500%, 07/01/52	1,197,367	1,191,017
4.500%, 08/01/58	678,310	672,667
4.500%, 01/01/59	1,436,444	1,413,835
5.000%, 01/01/39	3,006	3,097
5.000%, 12/01/39	4,756	4,900
5.000%, 05/01/40	13,217	13,616
5.000%, 07/01/40	9,537	9,825
5.000%, 11/01/40	239,111	246,333
5.000%, 01/01/41	14,194	14,536
5.000%, 02/01/41	18,663	19,133
5.000%, 04/01/41	22,612	23,240
5.000%, 05/01/41	562,344	579,333
5.000%, 06/01/41	44,868	46,058
5.000%, 12/01/47	1,128,881	1,161,031
5.000%, 06/01/52	395,363	399,062
5.000%, 07/01/52	1,222,394	1,248,508
5.000%, 10/01/52	601,173	601,116
5.000%, 11/01/52	655,773	656,706
5.000%, 01/01/53	448,261	449,187
5.000%, 02/01/53	88,754	89,109
5.000%, 06/01/53	807,301	814,737
5.000%, 07/01/53	710,285	727,291
5.500%, 08/01/52	155,133	156,944
5.500%, 10/01/52	167,821	170,545
5.500%, 11/01/52	1,844,518	1,878,794
5.500%, 07/01/53	1,277,459	1,302,906
5.500%, 08/01/53	1,013,517	1,034,370
5.500%, 06/01/54	394,555	404,587
6.000%, 07/01/41	158,696	167,216
6.000%, 12/01/52	1,162,747	1,192,557
6.000%, 03/01/53	741,370	762,201
6.000%, 06/01/53	5,212,881	5,389,651
6.000%, 07/01/53	262,185	273,115
6.000%, 11/01/53	567,578	585,852
6.000%, 03/01/54	1,941,295	2,006,161
6.000%, 05/01/54	1,458,716	1,494,697
6.500%, 03/01/26	141	146
6.500%, 04/01/29	14,755	15,489
6.500%, 05/01/32	2,217	2,276
6.500%, 04/01/53	154,956	160,007
6.500%, 10/01/53	1,627,394	1,691,923
6.500%, 12/01/53	1,523,598	1,584,038
6.500%, 03/01/54	1,130,967	1,175,006
6.500%, 04/01/54	2,456,320	2,549,269
7.000%, 11/01/37	11,680	12,125
7.000%, 12/01/37	5,870	6,108
BHFTII-284

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Federal National Mortgage Association
7.000%, 02/01/38	2,232	$2,317
7.000%, 11/01/38	25,039	26,275
8.000%, 05/01/28	177	177
8.000%, 07/01/32	555	571
Federal National Mortgage Association Interest STRIPS
2.000%, 03/25/50 (b)	2,362,803	278,725
2.000%, 10/25/52 (b)	5,101,935	596,509
2.500%, 01/25/48 (b)	848,219	96,932
3.500%, 11/25/41 (b)	532,864	78,023
4.000%, 04/25/42 (b)	769,232	133,091
4.500%, 11/25/39 (b)	425,083	80,721
Federal National Mortgage Association REMICS
Zero Coupon, 03/25/42 (c)	103,187	92,219
0.755%, -1x SOFR30A + 6.036%, 03/25/42 (a) (b)	1,678,509	108,289
0.755%, -1x SOFR30A + 6.036%, 12/25/42 (a) (b)	207,751	32,550
1.155%, -1x SOFR30A + 6.436%, 10/25/41 (a) (b)	1,232,707	104,799
1.255%, -1x SOFR30A + 6.536%, 03/25/42 (a) (b)	405,869	32,901
2.000%, 10/25/50 (b)	4,657,832	566,199
2.500%, 10/25/47 (b)	765,089	106,058
2.500%, 12/25/47 (b)	804,525	108,148
2.500%, 04/25/48 (b)	792,748	112,651
2.500%, 08/25/50 (b)	10,086,864	1,588,901
2.500%, 09/25/50 (b)	670,631	107,669
2.500%, 12/25/50 (b)	745,246	105,408
2.500%, 02/25/51 (b)	2,080,220	296,914
2.500%, 09/25/51 (b)	863,799	93,533
2.500%, 10/25/51 (b)	1,940,704	315,888
3.000%, 08/25/50 (b)	1,347,740	207,563
3.000%, 02/25/51 (b)	626,439	106,831
3.000%, 10/25/51 (b)	3,146,314	520,685
3.500%, 10/25/48	30,610	28,778
3.500%, 09/25/50 (b)	1,819,895	298,985
3.500%, 03/25/51 (b)	508,613	105,895
4.000%, 07/25/50 (b)	482,768	93,864
4.000%, 11/25/51 (b)	971,637	195,252
5.500%, 07/25/41	2,474,378	2,567,900
5.500%, 04/25/42	571,327	590,852
6.000%, 05/25/42	320,224	339,693
6.500%, 06/25/39	6,737	6,936
6.500%, 07/25/42	625,056	671,661
Federal National Mortgage Association REMICS Trust
4.731%, 01/25/43 (a)	94,441	96,887
Government National Mortgage Association
Zero Coupon, 09/16/46 (a) (b)	7,353,311	74
0.030%, 03/16/49 (a) (b)	717,307	56
0.051%, 10/16/54 (a) (b)	10,140,303	12,778
0.108%, 02/16/53 (a) (b)	4,285,965	14,564
0.132%, 04/16/54 (a) (b)	8,600,831	9,777
0.157%, 02/16/48 (a) (b)	780,737	3,265
0.527%, 11/16/56 (a) (b)	8,583,507	257,129
0.542%, 03/16/59 (a) (b)	7,028,249	245,563
0.560%, 12/16/58 (a) (b)	6,337,165	194,844
0.619%, 03/16/60 (a) (b)	1,391,468	51,399
0.627%, 09/16/55 (a) (b)	6,113,541	154,035
0.632%, 10/16/58 (a) (b)	11,049,279	399,210
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
0.640%, 02/16/61 (a) (b)	1,330,333	$65,704
0.705%, 12/16/59 (a) (b)	25,908,516	1,126,445
0.832%, 02/16/63 (a) (b)	3,261,950	208,837
0.883%, 06/16/62 (a) (b)	3,623,455	217,654
0.968%, 07/16/63 (a) (b)	3,075,955	221,214
0.989%, 05/16/62 (a) (b)	3,612,004	216,874
1.000%, 07/16/60	529,232	387,966
1.013%, 02/16/46 (a) (b)	2,201,502	47,309
1.036%, 10/16/62 (a) (b)	2,533,344	177,213
1.112%, 01/16/61 (a) (b)	4,455,126	349,902
1.112%, 06/16/61 (a) (b)	2,874,647	235,789
1.144%, 06/16/61 (a)	5,173,618	418,569
1.168%, 04/16/62 (a) (b)	3,023,304	242,477
1.271%, 09/16/60 (a) (b)	2,777,104	235,560
1.327%, 06/16/63 (a) (b)	2,623,029	241,282
1.432%, 06/16/61 (a) (b)	2,024,861	201,702
1.500%, 06/16/63	2,564,132	1,980,959
1.599%, 09/16/63 (a) (b)	3,311,349	361,120
1.615%, 05/16/60 (a) (b)	4,360,492	456,030
2.000%, 08/20/50	114,984	97,711
2.000%, 02/20/51	7,461,498	6,192,033
2.000%, 03/20/51	3,060,111	2,558,155
2.000%, 04/20/51	1,722,031	1,423,519
2.500%, 10/20/49	342,031	304,059
2.500%, 04/20/51	3,717,436	3,279,407
2.500%, 06/20/51	77,120	67,434
2.500%, 08/20/51	75,784	66,265
2.500%, 10/20/51	309,400	270,405
2.500%, 12/20/51	160,400	139,972
2.500%, 08/20/52	4,912,990	4,331,087
3.000%, 09/15/42	268,259	250,779
3.000%, 10/15/42	1,453,937	1,351,181
3.000%, 11/15/42	529,025	488,085
3.000%, 11/20/46	146,925	135,640
3.000%, 09/20/47	46,876	43,157
3.000%, 11/20/47	98,776	90,972
3.000%, 12/20/47	628,968	579,439
3.000%, 01/20/50	565,923	508,314
3.000%, 02/20/51	93,035	85,156
3.000%, 09/20/51	4,532,434	4,134,683
3.000%, 11/20/51	720,266	647,417
3.000%, 01/20/52	88,829	80,112
3.000%, 02/20/52	2,268,903	2,055,330
3.000%, 03/20/52	1,644,794	1,488,195
3.000%, 04/20/52	2,063,281	1,845,683
3.500%, 06/20/44	564,745	540,888
3.500%, 03/20/45	44,453	42,429
3.500%, 01/20/46	117,253	111,757
3.500%, 03/20/46	619,518	590,476
3.500%, 04/20/46	325,293	309,899
3.500%, 05/20/46	151,081	143,905
3.500%, 06/20/46	258,116	245,663
3.500%, 07/20/46	156,432	148,838
3.500%, 09/20/46	14,276	13,583
3.500%, 05/20/47	2,066,658	1,963,068
BHFTII-285

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
3.500%, 02/20/48	891,722	$839,924
3.500%, 06/15/48	1,750,676	1,684,670
3.500%, 09/20/48	388,800	369,078
3.500%, 02/20/49	12,214	11,579
3.500%, 10/20/49	103,204	96,696
3.500%, 01/20/50	830,656	783,152
3.500%, 02/20/50	134,182	126,044
3.500%, 05/15/50	292,248	277,914
3.500%, 07/20/50	154,025	146,076
3.500%, 02/20/52	1,398,682	1,313,821
3.500%, 03/20/52	447,717	411,670
3.500%, 06/20/52	478,328	443,522
4.000%, 09/20/45	215,002	212,083
4.000%, 11/20/45	2,307,308	2,255,705
4.000%, 08/20/46	1,679,357	1,646,725
4.000%, 06/20/47	739,143	721,811
4.000%, 07/20/47	124,549	122,141
4.000%, 11/20/47	355,165	347,599
4.000%, 12/20/47	138,637	135,684
4.000%, 02/20/48	128,792	125,815
4.000%, 03/20/48	993,634	972,525
4.000%, 04/20/48	121,278	118,356
4.000%, 05/20/48	100,970	98,631
4.000%, 08/20/48	1,374,337	1,342,066
4.000%, 09/20/48	383,224	374,583
4.000%, 03/20/49	211,704	206,738
4.000%, 04/20/49	183,302	178,658
4.000%, 11/20/49	64,554	62,957
4.000%, 01/20/50	96,858	92,669
4.000%, 02/20/50	85,662	84,465
4.000%, 03/15/50	31,267	30,488
4.000%, 03/20/50	58,125	57,442
4.000%, 04/20/50	363,846	353,114
4.000%, 06/20/52	597,380	578,440
4.500%, 01/20/40	161,407	163,451
4.500%, 05/20/40	204,777	207,307
4.500%, 09/20/40	4,638	4,691
4.500%, 01/20/41	39,541	40,013
4.500%, 07/20/41	254,682	257,725
4.500%, 08/20/47	240,851	241,356
4.500%, 04/20/48	359,607	359,863
4.500%, 05/20/48	660,461	660,726
4.500%, 06/20/48	659,698	659,793
4.500%, 07/20/48	49,591	49,593
4.500%, 08/20/48	1,689,776	1,689,672
4.500%, 09/20/48	145,973	145,964
4.500%, 10/20/48	351,280	351,222
4.500%, 12/20/48	153,450	153,417
4.500%, 01/20/49	1,357,406	1,356,972
4.500%, 02/20/49	497,751	497,566
4.500%, 03/20/49	1,274,036	1,273,629
4.500%, 04/20/49	161,876	161,816
4.500%, 02/20/50	222,218	222,147
4.500%, 03/20/50	142,427	142,344
4.500%, 12/20/50	211,520	211,464
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
4.500%, 08/20/52	876,967	$866,366
4.500%, 09/20/52	1,110,975	1,101,025
5.000%, 07/20/40	165,495	169,952
5.000%, 05/20/48	109,278	111,075
5.000%, 10/20/48	559,484	568,424
5.000%, 11/20/48	307,239	311,169
5.000%, 12/20/48	344,916	350,055
5.000%, 01/20/49	223,544	226,599
5.000%, 03/20/49	69,425	70,331
5.000%, 04/20/49	249,552	252,886
5.000%, 09/20/49	98,777	100,371
5.000%, 11/20/49	148,313	150,728
5.000%, 12/20/49	100,859	102,518
5.000%, 01/20/50	262,884	266,990
5.000%, 04/20/50	57,152	58,124
5.000%, 08/20/52	5,384,593	5,406,871
5.000%, 09/20/52	437,795	444,048
5.000%, 01/20/53	789,427	796,549
5.000%, 02/20/53	90,049	90,278
5.000%, 08/20/53	2,453,636	2,472,538
5.500%, 06/15/36	122,703	128,630
5.500%, 11/20/52	1,538,229	1,555,149
5.500%, 02/20/53	1,527,496	1,546,198
5.500%, 03/20/53	2,484,831	2,519,399
5.500%, 04/20/53	3,107,324	3,141,095
5.500%, 05/20/53	1,026,052	1,043,656
5.500%, 07/20/53	646,205	659,677
5.500%, 08/20/53	3,494,889	3,556,714
6.000%, 03/15/33	299,474	307,133
6.000%, 11/20/34	455	478
6.000%, 06/20/35	715	750
6.000%, 07/20/36	34,956	36,679
6.000%, 09/20/36	1,683	1,766
6.000%, 07/20/38	103,077	108,163
6.000%, 09/20/38	245,430	265,160
6.000%, 06/20/39	1,245	1,306
6.000%, 05/20/40	19,534	20,497
6.000%, 06/20/40	66,970	70,274
6.000%, 08/20/40	38,889	40,807
6.000%, 09/20/40	91,250	95,752
6.000%, 10/20/40	37,815	39,679
6.000%, 11/20/40	66,852	69,293
6.000%, 01/20/41	39,283	40,937
6.000%, 03/20/41	224,252	235,312
6.000%, 07/20/41	57,214	60,034
6.000%, 12/20/41	31,641	33,201
6.000%, 07/20/53	1,312,179	1,348,486
6.000%, 09/20/53	1,163,632	1,190,719
6.000%, 01/20/54	661,853	682,515
6.000%, 02/20/54	1,354,957	1,392,201
6.500%, 06/15/31	723	740
6.500%, 08/15/34	57,312	59,994
6.500%, 10/20/37	96,035	104,753
6.500%, 09/20/53	339,655	350,517
6.500%, 11/20/53	267,739	277,324
BHFTII-286

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association
6.500%, 01/20/54	1,193,675	$1,234,120
7.500%, 09/15/29	341	343
8.500%, 06/15/25	109	109
Government National Mortgage Association REMICS
0.889%, -1x 1M TSFR + 5.986%, 08/16/42 (a) (b)	314,033	43,138
0.967%, 06/16/61 (a) (b)	3,247,841	230,100
2.000%, 01/20/52	156,546	132,599
2.500%, 06/20/51 (b)	1,063,662	101,595
3.000%, 07/20/49	487,302	445,184
3.000%, 09/20/50 (b)	1,463,793	207,152
3.000%, 07/20/51 (b)	851,554	106,903
4.000%, 08/20/47 (b)	1,434,110	254,948
4.000%, 08/20/48	38,493	37,183
4.500%, 10/20/47 (b)	1,303,574	235,047
5.768%, 12M TSFR + 0.965%, 10/20/68 (a)	1,361,958	1,360,471
5.847%, 1M TSFR + 0.494%, 12/20/60 (a)	3,770,000	3,757,197
5.867%, 1M TSFR + 0.514%, 12/20/60 (a)	862,899	860,800
5.867%, 1M TSFR + 0.514%, 08/20/70 (a)	28,936	28,784
5.897%, 1M TSFR + 0.544%, 10/20/64 (a)	1,975,423	1,970,795
5.917%, 1M TSFR + 0.564%, 07/20/70 (a)	4,952,689	4,876,798
5.947%, 1M TSFR + 0.594%, 03/20/61 (a)	621,279	620,480
5.967%, 1M TSFR + 0.614%, 12/20/60 (a)	6,016,244	6,005,456
5.967%, 1M TSFR + 0.614%, 07/20/70 (a)	338,592	334,574
6.617%, 1M TSFR + 1.264%, 05/20/70 (a)	1,009,018	1,022,322
6.717%, 1M TSFR + 1.364%, 04/20/70 (a)	86,270	87,316
Government National Mortgage Association, TBA
3.500%, TBA (d)	4,400,000	4,133,574
4.000%, TBA (d)	600,000	580,060
4.500%, TBA (d)	1,000,000	987,364
5.000%, TBA (d)	9,200,000	9,214,731
6.000%, TBA (d)	200,000	203,388
Uniform Mortgage-Backed Security, TBA
2.000%, TBA (d)	900,000	743,905
2.500%, TBA (d)	1,100,000	949,395
3.000%, TBA (d)	20,000,000	17,948,414
4.000%, TBA (d)	2,300,000	2,208,652
4.500%, TBA (d)	5,700,000	5,603,254
5.000%, TBA (d)	9,000,000	8,994,023
5.500%, TBA (d)	16,300,000	16,488,746
6.000%, TBA (d)	2,600,000	2,657,275
6.500%, TBA (d)	600,000	618,536
		584,423,525
Federal Agencies — 30.2%
Federal Farm Credit Banks Funding Corp.
0.375%, 01/15/25	10,000,000	9,878,139
0.460%, 11/03/25	10,000,000	9,657,748
0.780%, 06/16/25	10,000,000	9,762,059
0.875%, 11/18/24	5,000,000	4,973,954
1.050%, 11/17/25	10,000,000	9,710,333
1.240%, 09/03/30	8,000,000	6,856,354
1.680%, 09/17/35	1,195,000	919,880
1.750%, 02/25/25	18,350,000	18,139,883
2.600%, 04/05/27	10,000,000	9,760,591
2.700%, 10/26/27	10,000,000	9,740,029
Security Description	Principal Amount*	Value
Federal Agencies—(Continued)
Federal Farm Credit Banks Funding Corp.
4.750%, 05/02/31	8,000,000	$8,411,251
5.125%, 05/09/25	10,000,000	10,045,494
5.480%, 06/27/42	3,000,000	2,998,935
Federal Home Loan Banks
0.375%, 09/04/25	15,000,000	14,506,742
0.500%, 04/14/25	14,000,000	13,716,921
0.750%, 06/30/25	7,770,000	7,561,443
1.020%, 02/24/27	9,990,000	9,364,570
1.750%, 09/12/25	10,000,000	9,784,607
2.250%, 03/04/36	15,000,000	12,157,307
2.750%, 12/13/24	10,000,000	9,962,007
4.000%, 08/28/25	10,000,000	9,974,766
4.125%, 01/15/27	4,000,000	4,043,097
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	7,443,000	6,125,844
Zero Coupon, 12/17/29	5,562,000	4,580,955
Zero Coupon, 09/15/36	10,000,000	5,989,754
Zero Coupon, 12/15/36	24,765,000	14,589,361
Federal Home Loan Mortgage Corp. Coupon STRIPS
Zero Coupon, 07/15/28	5,400,000	4,694,830
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 07/15/32	9,000,000	6,606,329
Federal National Mortgage Association
0.625%, 04/22/25	5,000,000	4,898,918
Federal National Mortgage Association Principal STRIPS
Zero Coupon, 05/15/30 (c)	30,000,000	24,196,955
Resolution Funding Corp. Interest STRIPS
Zero Coupon, 07/15/26	4,230,000	3,945,261
Zero Coupon, 04/15/28	10,000,000	8,743,164
Zero Coupon, 07/15/29	14,000,000	11,692,508
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 01/15/30 (c)	51,000,000	41,646,523
Zero Coupon, 04/15/30 (c)	69,000,000	55,692,372
Tennessee Valley Authority
3.875%, 03/15/28	15,000,000	15,149,137
U.S. Department of Housing & Urban Development
2.738%, 08/01/25	6,000,000	5,912,418
U.S. International Development Finance Corp.
1.110%, 05/15/29	9,500,000	8,865,235
3.540%, 06/15/30	6,765,000	6,661,018
		431,916,692
U.S. Treasury — 20.6%
U.S. Treasury Inflation-Indexed Notes
1.125%, 01/15/33 (e)	2,111,800	2,037,443
1.625%, 10/15/27 (e)	15,926,550	16,030,747
1.875%, 07/15/34 (e)	20,047,400	20,537,061
U.S. Treasury Notes
1.875%, 07/31/26	142,640,000	138,104,493
2.750%, 05/31/29	14,000,000	13,500,703
3.875%, 11/30/29	65,000,000	65,850,586
3.875%, 08/15/33	20,000,000	20,160,938
4.125%, 08/31/30	8,820,000	9,050,836
BHFTII-287

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.250%, 05/31/25	10,000,000	$10,001,953
		295,274,760
Total U.S. Treasury & Government Agencies (Cost $1,353,898,263)		1,311,614,977

Mortgage-Backed Securities—4.2%
Collateralized Mortgage Obligations — 2.1%
Banc of America Mortgage Trust
6.192%, 07/25/35 (a)	8,277	7,899
BRAVO Residential Funding Trust
7.535%, 09/25/63 (144A) (f)	647,190	661,569
CIM Trust
1.425%, 07/25/61 (144A) (a)	2,034,677	1,811,333
5.000%, 05/25/62 (144A) (a)	2,479,254	2,479,365
Countrywide Alternative Loan Trust
5.275%, 1M TSFR + 0.314%, 07/20/46 (a)	829,058	688,314
CSMC Trust
0.830%, 03/25/56 (144A) (a)	578,581	481,521
0.938%, 05/25/66 (144A) (a)	877,148	746,878
1.169%, 03/25/56 (144A) (a)	498,083	418,190
1.756%, 10/25/66 (144A) (a)	570,476	506,818
Ellington Financial Mortgage Trust
3.001%, 01/25/67 (144A) (a)	950,000	727,641
GCAT Trust
6.500%, 09/25/54 (144A) (a)	490,960	499,954
GMACM Mortgage Loan Trust
3.658%, 11/19/35 (a)	68,208	60,617
GS Mortgage-Backed Securities Trust
3.750%, 10/25/57 (144A)	1,332,573	1,307,221
4.000%, 05/25/62 (144A) (a)	670,958	629,390
JP Morgan Mortgage Trust
3.500%, 10/25/48 (144A) (a)	358,628	329,775
Legacy Mortgage Asset Trust
2.250%, 07/25/67 (144A) (f)	641,995	637,089
4.750%, 07/25/61 (144A) (f)	801,811	795,770
MASTR Adjustable Rate Mortgages Trust
4.023%, 02/25/34 (a)	93,821	83,315
MASTR Reperforming Loan Trust
3.726%, 05/25/35 (144A) (a)	1,725,120	826,050
Morgan Stanley Mortgage Loan Trust
3.701%, 07/25/35 (a)	44,944	39,499
5.109%, 1M TSFR + 0.254%, 06/25/36 (a)	410,304	80,612
Morgan Stanley Residential Mortgage Loan Trust
6.500%, 06/25/54 (144A) (a)	2,305,787	2,339,267
New Residential Mortgage Loan Trust
1.156%, 11/27/56 (144A) (a)	474,348	419,236
2.750%, 07/25/59 (144A) (a)	961,306	924,355
3.250%, 09/25/56 (144A) (a)	923,953	873,884
4.000%, 02/25/57 (144A) (a)	753,713	735,776
4.000%, 05/25/57 (144A) (a)	1,187,882	1,150,334
NovaStar Mortgage Funding Trust
0.484%, 1M TSFR + 0.494%, 09/25/46 (a)	347,772	316,254
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
OBX Trust
1.054%, 07/25/61 (144A) (a)	614,705	$508,229
5.949%, 02/25/63 (144A) (f)	561,239	566,536
PRKCM Trust
1.510%, 08/25/56 (144A) (a)	1,392,896	1,177,800
2.071%, 11/25/56 (144A) (a)	752,328	663,810
6.431%, 05/25/59 (144A) (f)	830,698	847,186
RCKT Mortgage Trust
6.500%, 06/25/54 (144A) (a)	3,198,005	3,234,014
Reperforming Loan Trust REMICS
5.389%, 1M TSFR + 0.534%, 07/25/36 (144A) (a)	139,749	128,819
SACO I Trust
4.218%, 06/25/21 (144A) (a)	4,375	3,774
Structured Asset Mortgage Investments II Trust
5.329%, 1M TSFR + 0.474%, 07/25/46 (a)	73,249	62,420
Structured Asset Securities Corp.
4.154%, 06/25/35 (144A) (a)	42,558	37,832
5.319%, 1M TSFR + 0.464%, 04/25/35 (144A) (a)	1,075,786	938,864
Towd Point Mortgage Trust
1.636%, 04/25/60 (144A) (a)	681,535	620,921
3.000%, 04/25/60 (144A) (a)	940,000	764,857
Verus Securitization Trust
6.845%, 04/25/69 (144A) (f)	735,396	749,198
		30,882,186
Commercial Mortgage-Backed Securities — 2.1%
Bank
2.470%, 09/15/64	2,770,000	2,430,045
2.643%, 04/15/54	860,000	767,158
3.538%, 11/15/54	1,580,000	1,524,036
Bank5
5.779%, 04/15/56	770,000	795,492
Benchmark Mortgage Trust
5.525%, 04/15/56	2,700,000	2,871,119
BLP Commercial Mortgage Trust
6.789%, 1M TSFR + 1.692%, 03/15/40 (144A) (a)	4,300,000	4,289,271
BOCA Commercial Mortgage Trust
7.017%, 1M TSFR + 1.921%, 08/15/41 (144A) (a)	2,560,000	2,559,999
BX Trust
5.947%, 1M TSFR + 0.850%, 01/15/39 (144A) (a)	3,000,000	2,975,625
6.012%, 1M TSFR + 0.914%, 02/15/36 (144A) (a)	585,199	580,262
Citigroup Commercial Mortgage Trust
6.015%, 10/12/40 (144A) (a)	1,520,000	1,571,262
GS Mortgage Securities Trust
2.911%, 02/13/53	3,414,000	3,134,519
LAQ Mortgage Trust
7.188%, 1M TSFR + 2.091%, 03/15/36 (144A) (a)	148,337	148,337
Morgan Stanley Bank of America Merrill Lynch Trust
3.459%, 12/15/49	3,129,700	3,064,926
MTN Commercial Mortgage Trust
6.497%, 1M TSFR + 1.397%, 03/15/39 (144A) (a)	2,980,000	2,959,512
		29,671,563
Total Mortgage-Backed Securities (Cost $62,427,167)		60,553,749

BHFTII-288

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
Corporate Bonds & Notes—4.1%
Security Description	Principal Amount*	Value

Chemicals — 0.1%
MEGlobal BV
4.250%, 11/03/26 (144A)	1,540,000	$1,519,892
Diversified Financial Services — 3.1%
Private Export Funding Corp.
3.250%, 06/15/25	20,000,000	19,854,264
5.500%, 03/14/25 (144A)	25,000,000	25,043,879
		44,898,143
Electric — 0.6%
Enel Chile SA
4.875%, 06/12/28	4,000,000	4,020,604
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450%, 05/21/28 (144A)	4,000,000	4,111,428
		8,132,032
Oil & Gas — 0.3%
Ecopetrol SA
5.375%, 06/26/26	3,550,000	3,542,598
Total Corporate Bonds & Notes (Cost $58,306,748)		58,092,665

Foreign Government—4.1%
Sovereign — 4.1%
Colombia Government International Bonds
5.625%, 02/26/44	4,840,000	3,894,724
Indonesia Government International Bonds
4.750%, 02/11/29	6,280,000	6,429,150
Israel Government AID Bonds
5.500%, 09/18/33	10,047,000	11,101,600
Israel Government International Bonds
5.500%, 03/12/34	7,000,000	7,016,205
Mexico Government International Bonds
4.500%, 04/22/29	12,280,000	12,124,797
Peru Government International Bonds
3.300%, 03/11/41 (g)	3,420,000	2,690,539
3.550%, 03/10/51 (g)	1,090,000	823,337
3.600%, 01/15/72	1,580,000	1,079,575
6.550%, 03/14/37	320,000	358,153
Qatar Government International Bonds
5.103%, 04/23/48 (144A)	7,300,000	7,501,217
Republic of Poland Government International Bonds
3.250%, 04/06/26	5,010,000	4,951,082
Total Foreign Government (Cost $60,524,456)		57,970,379

Asset-Backed Securities—0.0%
Asset-Backed - Home Equity — 0.0%
Morgan Stanley Mortgage Loan Trust
5.149%, 1M TSFR + 0.294%, 12/25/36 (a)	105,427	36,969
5.269%, 1M TSFR + 0.414%, 03/25/36 (a)	30,651	30,986
		67,955
Security Description	Principal Amount*/ Shares	Value

Asset-Backed - Other — 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust
5.189%, 1M TSFR + 0.334%, 02/25/36 (144A) (a)	4,536,724	$97,636
Total Asset-Backed Securities (Cost $2,089,856)		165,591

Short-Term Investments—0.6%
Repurchase Agreement—0.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/24 at 3.750%, due on 10/01/24, with a maturity value of $9,070,050; collateralized by U.S. Treasury Note at 4.625%, maturing 06/30/26, with a market value of $9,250,640	9,069,105	9,069,105
Total Short-Term Investments (Cost $9,069,105)		9,069,105

Securities Lending Reinvestments (h)—0.0%
Repurchase Agreements—0.0%
Bank of Nova Scotia
Repurchase Agreement dated 09/30/24 at 4.980%, due on 10/01/24 with a maturity value of $25,003; collateralized by various Common Stock with an aggregate market value of $27,842	25,000	25,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/24 at 4.930%, due on 10/01/24 with a maturity value of $50,007; collateralized by various Common Stock with an aggregate market value of $55,008	50,000	50,000
		75,000

Mutual Funds—0.0%
BlackRock Liquidity Funds FedFund, Institutional Shares, 4.830% (i)	20,000	20,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.810% (i)	20,000	20,000
Fidelity Investments Money Market Government Portfolio, Class I, 4.830% (i)	100,000	100,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.780% (i)	100,000	100,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 4.840% (i)	28,500	28,500
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 4.830% (i)	20,000	20,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.940% (i)	100,000	100,000
		388,500
Total Securities Lending Reinvestments (Cost $463,500)		463,500
Total Investments—104.6% (Cost $1,546,779,095)		1,497,929,966
Other assets and liabilities (net)—(4.6)%		(66,160,653)
Net Assets—100.0%		$1,431,769,313

*	Principal amount stated in U.S. dollars unless otherwise noted.
BHFTII-289

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of September 30, 2024  (Unaudited)
(a)
Variable or floating rate security. The stated rate represents the rate at September 30, 2024.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Interest only security.
(c)	Principal only security.
(d)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(e)	Principal amount of security is adjusted for inflation.
(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date.
Rate shown is current coupon rate.
(g)
All or a portion of the security was held on loan. As of September 30, 2024, the market value of securities loaned was $1,146,302 and the collateral received consisted of cash in the amount of $463,500 and non-cash collateral with a value of $710,343. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities
Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2024.
(i)	The rate shown represents the annualized seven-day yield as of September 30, 2024.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the market value of 144A securities was
$92,139,838, which is 6.4% of net assets.

TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Government National Mortgage Association, TBA	5.500%	TBA	$(2,100,000)	$(2,123,871)	$(2,120,222)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	12/19/24	(127)	USD	(14,513,719)	$51,312
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2024. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,311,614,977	$—	$1,311,614,977
Total Mortgage-Backed Securities*	—	60,553,749	—	60,553,749
Total Corporate Bonds & Notes*	—	58,092,665	—	58,092,665
Total Foreign Government*	—	57,970,379	—	57,970,379
Total Asset-Backed Securities*	—	165,591	—	165,591
Total Short-Term Investments*	—	9,069,105	—	9,069,105
Securities Lending Reinvestments
Repurchase Agreements	—	75,000	—	75,000
Mutual Funds	388,500	—	—	388,500
Total Securities Lending Reinvestments	388,500	75,000	—	463,500
Total Investments	$388,500	$1,497,541,466	$—	$1,497,929,966
Collateral for Securities Loaned (Liability)	$—	$(463,500)	$—	$(463,500)
TBA Forward Sales Commitments (Liability)	$—	$(2,120,222)	$—	$(2,120,222)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$51,312	$—	$—	$51,312

*	See Schedule of Investments for additional detailed categorizations.
BHFTII-290

Brighthouse Funds Trust II
Notes to the Schedule of Investments
Investment Valuation and Fair Value Measurements
Each Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures that allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time a Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.
GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)
Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities held by a Portfolio, if any, will be disclosed following the fair value hierarchy table in the Portfolio’s Schedule of Investments.
Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by Brighthouse Investment Advisers, LLC (the “Adviser”) (each a “pricing service”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Mortgage and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which a Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which a Portfolio determines its NAV. A Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which a Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.
Investments in registered open-end management investment companies (including the underlying BIA Portfolios) are valued at the reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.
BHFTII-291

Brighthouse Funds Trust II
Notes to the Schedule of Investments
Investment Valuation and Fair Value Measurements—(Continued)
Foreign currency forward contracts are valued through a third-party pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.
Options, including options on swaps (“swaptions”), and currencies, and synthetic futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Swap contracts (other than centrally cleared swaps listed or traded on a multilateral or trade facility platform) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, the respective interbank offered forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.
If no current market quotation is readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with fair valuation procedures adopted by Adviser. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees” ) of the Trust has designated Brighthouse Investment Advisers, acting through its Valuation Committee (“Committee”), as each Portfolio’s “valuation designee” to perform the Portfolio’s fair value determinations. The Board oversees Brighthouse Investment Advisers in its role as the Valuation Designee and receives reports from Brighthouse Investment Advisers regarding its process and the valuation of each Portfolio’s investments to assist with such oversight.
No single standard for determining the fair value of an investment can be set  forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include:  matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.
For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Financial Statements.
BHFTII-292